Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                    --------
                       POST-EFFECTIVE AMENDMENT NO. 46 TO
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933
                                      and
                             REGISTRATION STATEMENT
                                     under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------
                         PRINCIPAL INVESTORS FUND, INC.
                   f/k/a PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                        Telephone Number (515) 248-3842
                                    --------

                                     Copy to:
  MICHAEL D. ROUGHTON                JOHN W. BLOUCH, Esq.
  The Principal Financial Group      Dykema Gossett PLLC
  Des Moines, Iowa 50392             Franklin Square, Suite 300 West
                                     1300 I Street, N.W.
                                     Washington, DC 20005-3306


                    (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)

      _____   immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__   on March 1, 2006 pursuant to paragraph (b) of Rule 485
      _____   60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      _____   on March 1, 2006 pursuant  to  paragraph (a)(1) of Rule 485
      _____   75 days  after  filing pursuant  to  paragraph  (a)(2) of Rule 485
      _____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

      _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

                         PRINCIPAL INVESTORS FUND, INC.




                            CLASS A AND CLASS B


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



               The date of this Prospectus is March 1, 2006.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

 Fund Descriptions

 LargeCap US Equity Funds
  Disciplined LargeCap Blend ............................................

  Equity Income Fund ....................................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................


 Small/MidCap US Equity Funds
  MidCap Blend Fund.....................................................

  Partners MidCap Growth Fund...........................................

  Partners MidCap Growth Fund I.........................................

  Partners MidCap Value Fund............................................

  Partners SmallCap Growth Fund II......................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Value Fund...................................................


 International Equity Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................


 Fixed Income Funds
  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund..

  Inflation Protection Fund .............................................

  Preferred Securities Fund.............................................

  Tax-Exempt Bond Fund ..................................................


 Short-Term Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund ..........


  Ultra Short Bond Fund .................................................


 Asset Allocation Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Dividends and Distributions............................................

 How to Buy Fund Shares.................................................

 How to Redeem (Sell) Shares............................................

 How to Exchange Shares Among Principal Investors Funds.................

 Frequent Purchases and Redemptions.....................................

 General Information About a Fund Account...............................

Financial Highlights....................................................

Portfolio Holdings Information..........................................

Additional Information..................................................

Appendix A..............................................................

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. AllianceBernstein Investment Research and Management ("Bernstein") .. American Century Investment Management, Inc. ("American Century") .. BNY Investment Advisors ("BNY")
.. Columbus Circle Investors ("CCI")*
.. Emerald Advisers, Inc. ("Emerald")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")

.. Nuveen Asset Management ("NAM")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum)*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, CCI, Principal, Principal - REI, Princor Financial Services Corporation ("Princor") and Spectrum are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.


All of the Funds described in this prospectus offer Class A shares. In addition, certain of the Funds offer Class B shares. Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

The prospectus contains information on the historical performance of each Fund's Class A and Class B shares. Historical performance for periods prior to the date on which a Fund's Class A and B shares began operations (as indicated in the tables on the following pages) is based on the performance of another share class. In the case of the Equity Income Fund and the Tax-Exempt Bond Fund, performance is based on the performance of the Class A or Class B shares of each Fund's predecessor. In the case of each other Fund, performance is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expenses of the Fund's Class A and Class B shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). Each Fund's operating expenses are shown with the description of the Fund and are stated as a percentage of Fund assets. A discussion of fees and expenses appears later in the Prospectus under the caption "The Costs of Investing."

The description of each Fund includes examples of the costs associated with investing in the Fund. The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses remain the same. Your actual costs of investing in a particular Fund may be higher or lower than the costs assumed for purposes of the examples.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCIPLINED LARGECAP BLEND FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005 this range was between approximately $665 million and $370.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal has been the Fund's Sub-Advisor since December 30, 2002.

The inception date of the Fund is December 30, 2002. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"27.54

"2004"12.16


"2005"6.54



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 6.54%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.45%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIODS ENDED DECEMBER 31, 2005

                                           1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                     0.40                           12.82
     (AFTER TAXES ON
     DISTRIBUTIONS)....                     0.01                           12.30
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                     0.45                           10.85
 CLASS B...............                     1.88                           13.45
 S&P 500 Index ........                     4.91                           14.39
 Morningstar Large
 Blend Category Average                     5.77                           14.15
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
  After-tax returns are shown for Class A shares only and would be different for
  Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.60%     0.60%
 12b-1 Fees......................................   0.21      0.52
 Other Expenses..................................   0.30      0.66
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.11%     1.78%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $682     $908     $1,151     $1,849          $682    $908    $1,151     $1,849
 CLASS B               581      860      1,164      1.836           181     560       964      1,836

EQUITY INCOME FUND

The Fund seeks to achieve high current income and long-term growth of income and capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing primarily in equity securities (such as common stocks, preferred securities, which may be convertible, and shares of real estate investment trusts (REITs)). In selecting securities, the Sub-Advisor, Principal, places an emphasis on securities with potentially high dividend yields. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund may invest up to 20% of its assets in securities of foreign companies.

When determining how to invest the Fund's assets in common stocks, Principal seeks stocks that it believes are undervalued in the marketplace at the time of purchase. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on:
.. the determination that a stock is selling below its fair market value;
.. an early recognition of changes in a company's underlying fundamentals;
.. an evaluation of the sustainability of fundamental changes; and .. monitoring a stock's behavior in the market.

In selecting preferred securities for the Fund, Principal focuses on the financial services industry (i.e., banking, insurance and commercial finance). For a security to be considered for the Fund, Principal will assess the credit risk within the context of the yield available on the preferred security. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue to increase.

REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. In selecting REITs for the Fund, Principal focuses on equity REITs which primarily own property and generate revenue from rental income. Principal seeks to diversify the Fund's REIT holdings by property types (e.g. apartment REITs, mall REITs, office and industrial REITs).

MAIN RISKS

The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



PREPAYMENT OR CALL RISK . Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EQUITY REITS . Equity REITs are affected by the changes in the value of the properties owned by the trust. In addition, they:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since March 1, 2005.

The inception date of the Fund is March 1, 2005. Class A and Class B shares began operations on June 30, 2005 when the Fund succeeded to the operations, and assumed the historical performance, of the Class A and Class B shares of a predecessor fund. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"1995"33.87

"1996"4.56


"1997"29.58


"1998"22.5


"1999"2.25


"2000"18.23


"2001"-28.2


"2002"-12.73


"2003"13.62


"2004"17.35


"2005"8.23



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 8.23%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '97                                     19.24%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -17.03%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Class A shares of the Fund's predecessor fund. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes succeeded to the operations of the Class A and
 Class B shares of the Fund's predecessor fund, the returns of the Class A and Class B shares of the Fund are based on the performance of the Class A and Class B shares of the predecessor fund. The predecessor fund's Class A shares commenced operations on December 16, 1992, and its Class B shares commenced operations on December 9, 1994.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     1 YEAR            5 YEARS            10 YEARS              LIFE OF FUND*
 CLASS A (BEFORE TAXES) ......................        2.02              -3.14               5.51                    6.40
     (AFTER TAXES ON DISTRIBUTIONS) ..........        1.15              -3.98               3.89                    4.71
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES) .................................        1.58              -3.07               4.05                    4.72
 CLASS B .....................................        3.10              -3.20               5.55                    7.86
 Russell 1000 Value Index ....................        7.05               5.28              10.94                   12.31
 Morningstar Large Value Category Average ....        5.88               3.96               8.85                   10.38
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The predecessor fund's Class A shares were first sold on December 16, 1992, and its Class B shares were first sold on December
  9, 1994. Lifetime results are measured from the date the Class A shares of the predecessor fund were first sold.
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                         CLASS A   CLASS B
 Management Fees.......................   0.60%     0.60%
 12b-1 Fees............................   0.24      0.92
 Other Expenses........................   0.44      0.71
                                          ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES   1.28%     2.23%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $698     $958     $1,237     $2,031          $698    $958    $1,237     $2,031
 CLASS B               626      997      1,395      2,212           226     697     1,195      2,212

LARGECAP GROWTH FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005 this range was between approximately $898 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-24.65

"2002"-28.8


"2003*"28.66


"2004"8.72


"2005"11.1




 LOGO

 The year-to-date return as of December 31, 2005 for Class A shares is 11.10%
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '01                                     13.65%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '01                                    -23.34%
  The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                         1 YEAR                         5 YEARS      LIFE OF FUND*
 CLASS A (BEFORE TAXES)...........................                        4.68                          -4.71/(1)/     -5.93/(1)/
     (AFTER TAXES ON DISTRIBUTIONS)...............                        4.68                          -4.74/(1)/     -5.97/(//1)/
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)......................................                        3.04                          -3.96/(1)/     -4.96/(1)/
 CLASS B..........................................                        6.37                          -4.70/(1)/     -5.74/(1)/
 Russell 1000 Growth Index .......................                        5.26                          -3.58          -3.58
 Morningstar Large Growth Category Average .......                        6.46                          -3.36          -3.07
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(1)/
  During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.55%     0.55%
 12b-1 Fees......................................   0.18      0.63
 Other Expenses..................................   0.28      0.55
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.01%     1.73%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $672     $878     $1,101     $1,740          $672    $878    $1,101     $1,740
 CLASS B               576      845      1,139      1,761           176     545       939      1,761

LARGECAP S&P 500 INDEX FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $665 million and $370.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-12.56

"2002"-22.7


"2003"27.38


"2004"9.89


"2005"4.17



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 4.17%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.36%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Advisors
 Preferred Class shares adjusted to reflect the fees and expenses of the
 Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations) that is no higher than the historical performance of the
 Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                              1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        2.62                         -0.59        -1.04
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        2.40                         -1.05        -1.51
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        2.01                         -0.65        -1.04
 S&P 500 Index ........                        4.91                          0.54         0.54
 Morningstar Large
 Blend Category Average                        5.77                          0.50         0.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  1.50%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.25%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged) .                  1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                              CLASS A
 Management Fees...........................................    0.15%
 12b-1 Fees................................................    0.15
 Other Expenses............................................    0.34
                                                               ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES    0.64%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                 IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------
                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------
                                 1         3         5        10             1        3        5         10
 CLASS A                    $214      $352      $501      $936          $214     $352     $501      $936

LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.1%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-7.73

"2002"-13.32


"2003"24.77


"2004"12.06


"2005"6.3



LOGO

The year-to-date return as of December 31, 2005 is 6.30%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -15.15%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)
                                               0.20                        2.30          2.90
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -0.48                        1.85          2.45
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        0.62                        1.79          2.31
 CLASS B...............                        1.84                        2.68          3.46
 Russell 1000 Value
 Index ................                        7.05                        5.28          5.28
 Morningstar Large
 Value Category Average                        5.88                        3.96          4.05
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                          CLASS A    CLASS B
 Management Fees........................   0.45%
 12b-1 Fees.............................   0.18       0.17
 Other Expenses.........................   0.17       0.60
                                           ----       ----
    TOTAL ANNUAL FUND OPERATING EXPENSES   0.80 %     1.22%


 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $652     $816     $994     $1,508          $652    $816    $994     $1,508
 CLASS B                  524      687      870      1,307           124     387     670      1,307

PARTNERS LARGECAP BLEND FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of December 31, 2005 this range was between approximately $665 million and $370.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-7.77

"2002"-16.85


"2003"23.09


"2004"9.64


"2005"4.04



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 4.04%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.02%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.58%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       -1.99                         0.30         0.66
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -2.78                        -0.20         0.15
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       -0.62                         0.12         0.42
 CLASS B..............                        -0.63                         0.37         0.91
 S&P 500 Index ........                        4.91                         0.54         0.54
 Morningstar Large
 Blend Category Average                        5.77                         0.50         0.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.75%     0.75%
 12b-1 Fees......................................   0.25      0.93
 Other Expenses..................................   0.44      0.47
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.44%     2.15%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $713    $1,004    $1,317    $2,200        $713   $1,004   $1,317    $2,200
 CLASS B             618       973     1,354     2,218         218      673    1,154     2,218

PARTNERS LARGECAP BLEND FUND I

The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005, the range was between approximately $665 million and $370.3 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM evaluates investments using quantitative models that evaluate companies' fundamental characteristics to identify those stocks expected to outperform and underperform the index. This proprietary multifactor model has been rigorously tested within the large cap universe in which the Fund invests. GSAM seeks to outperform the index by overweighting those stocks that are attractive according to the multifactor model and underweighting stocks that appear unattractive. GSAM seeks a broad representation in the major sectors of the U.S. economy.


GSAM also uses a proprietary risk model that seeks to create a portfolio that maintains risk, style, capitalization and industry characteristics similar to the S&P 500 Index, as well as similar earnings growth and dividend yield characteristics. GSAM seeks to add value from stock selection rather than sector rotation or market timing strategies.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-17.24

"2002"-25.34


"2003"27.24


"2004"10.17


"2005"5.58



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 5.58%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03 14.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02 -17.59%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       -0.44                        -2.94        -3.26
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -0.55                        -3.12        -3.45
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       -0.14                        -2.57        -2.84
 CLASS B...............                        0.91                        -2.93        -3.08
 S&P 500 Index ........                        4.91                         0.54         0.54
 Morningstar Large
 Blend Category Average                        5.77                         0.50         0.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.45%     0.45%
 12b-1 Fees......................................   0.21      0.32
 Other Expenses..................................   0.38      0.70
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.04%     1.47%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $675     $887     $1,116     $1,773          $675    $887    $1,116     $1,773
 CLASS B               550      765      1,003      1,587           150     465       803      1,587

PARTNERS LARGECAP GROWTH FUND I

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of December 31, 2005, this range was between approximately $898 million and $371.7 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 66.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-14.99

"2002"-28.33


"2003"23.05


"2004"8.4


"2005"6.82



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 6.82%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    12.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -18.16%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        0.69                        -3.93        -5.03
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -0.04                        -4.11        -5.20
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        0.99                        -3.35        -4.25
 CLASS B...............                        1.93                        -3.92        -4.82
 Russell 1000 Growth
 Index ................                        5.26                        -3.58        -3.58
 Morningstar Large
 Growth Category
 Average ..............                        6.46                        -3.36        -3.07
 Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
 After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.74%     0.74%
 12b-1 Fees......................................   0.25      0.95
 Other Expenses..................................   0.48      0.70
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.47%     2.39%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $716    $1,013    $1,332    $2,231        $716   $1,013   $1,332    $2,231
 CLASS B             642     1,045     1,475     2,390         242      745    1,275     2,390

PARTNERS LARGECAP GROWTH FUND II

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005, the range was between approximately $898 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.


The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to the volume of net cash flows and Fund liquidity.



MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

American Century has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

The inception date of the Fund is December 6, 2000. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-18.46

"2002"-26.48


"2003"25.2


"2004"8.55


"2005"3.93



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 3.93%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.74%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations)
 that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                              1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       -2.09                         -4.40        -5.47
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -2.25                         -4.49        -5.56
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       -1.15                         -3.69        -4.57
 Russell 1000 Growth
 Index ................                        5.26                         -3.58        -3.58
 Morningstar Large
 Growth Category
 Average ..............                        6.46                         -3.36        -3.07
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged) .                  1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                                          CLASS A
 Management Fees...........................                 1.00%
 12b-1 Fees................................                 0.25
 Other Expenses............................                43.36
                                                           -----
       TOTAL ANNUAL FUND OPERATING EXPENSES                44.61%
 Expense Reimbursement ....................                42.91
                                                           -----
                               NET EXPENSES                 1.70%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed 1.70%.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------
                                      NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------
                       1         3         5        10           1        3        5         10
 CLASS A           $738    $6,152    $8,423    $9,622        $738   $6,152   $8,423    $9,622

PARTNERS LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.


The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to the volume of net cash flows and Fund liquidity.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Bernstein has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"4.84

"2002"-14.15


"2003"26.65


"2004"12.58


"2005"4.61



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 4.61%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -18.59%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       -1.43                        4.83          5.72
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -2.06                        4.42          5.30
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       -0.09                        4.04          4.80
 CLASS B..............                        -0.14                        4.96          6.03
 Russell 1000 Value
 Index ................                        7.05                        5.28          5.28
 Morningstar Large
 Value Category Average                        5.88                        3.96          4.05
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                             CLASS A   CLASS B
 Management Fees...........................................   0.78%     0.78%
 12b-1 Fees................................................   0.25      0.95
 Other Expenses............................................   0.46      0.55
                                                              ----      ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.49%     2.28%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $718    $1,019    $1,341    $2,252        $718   $1,019   $1,341    $2,252
 CLASS B             631     1,012     1,420     2,324         231      712    1,220     2,330

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2005, this range was between approximately $563 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-3.76

"2002"-8.91


"2003"31.21


"2004"17.21


"2005"8.75



 LOGO

 The year-to-date return as of December 31, 2005 for Class A shares is 8.75%
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '03                                    14.10%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '01                                   -10.77%
  The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that (for the periods prior to the date Class A and Class B began operations) is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        2.50                        6.69          7.48
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        1.71                        6.16          6.94
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        2.68                        5.65          6.34
 CLASS B...............                        4.50                        7.52          8.47
 Russell Midcap Index .                       12.65                        8.45          8.45
 Morningstar Mid-Cap
 Blend Category Average                        9.21                        8.14          8.29
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........           0.64%                      0.64%
 12b-1 Fees..............           0.21                       0.47
 Other Expenses..........           0.23                       0.39
                                    ----                       ----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           1.08%                      1.50%
 Expense Reimbursement ..           0.06                       0.18
                                    ----                       ----
             NET EXPENSES           1.02%                      1.32%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending June 30, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 1.02% for Class A and 1.32% for Class B.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $673     $884     $1,122     $1,803          $673    $881    $1,122     $1,803
 CLASS B               534      728        974      1,583           134     428       774      1,583

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005 this range was between approximately $996 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 185.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-27.98

"2002"-31.56


"2003"47.71


"2004"11.43


"2005"11.23



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 11.23%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     24.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.51%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        4.85                        -3.19        -4.02
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        4.74                        -3.21        -4.04
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        3.31                        -2.68        -3.37
 CLASS B...............                        6.47                        -3.16        -3.80
 Russell Midcap Growth
 Index ................                       12.10                         1.38         1.38
 Morningstar Mid-Cap
 Growth Category
 Average ..............                        9.70                         0.01         0.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/
  CDSCs charges are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........           1.00%                      1.00%
 12b-1 Fees..............           0.25                       0.92
 Other Expenses..........           0.55                       0.70
                                    ----                       ----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           1.80%                      2.62%
 Expense Reimbursement ..           0.05                       0.12
                                    ----                       ----
             NET EXPENSES           1.75%                      2.50%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending June 30, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 1.75% for Class A and 2.50% for Class B.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $743    $1,097    $1,482    $2,559        $743   $1,097   $1,482    $2,559
 CLASS B             653     1,085     1,562     2,637         253      785    1,362     2,637

PARTNERS MIDCAP GROWTH FUND I

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $996 million and $18.4 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Mellon Equity has been the Fund's Sub-Advisor since December 31, 2004.

The inception date of the Fund is December 29, 2003. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2004"11.16

"2005"12.84



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 12.84%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -3.87%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations)
 that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      6.38                            8.75
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      4.87                            7.98
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                      4.74                            7.17
 Russell Midcap Growth
 Index ................                     12.10                           13.78
 Morningstar Mid-Cap
 Growth Category
 Average ..............                      9.70                           11.49
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged) .                  1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005/*/

                                       CLASS A
 Management Fees.............            1.00%
 12b-1 Fees..................            0.25
 Other Expenses..............           32.76
                                        -----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES           34.01%
 Expense Reimbursement ......           32.26
                                        -----
                 NET EXPENSES            1.75%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed 1.75%.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------
                       1         3         5         10           1        3        5          10
 CLASS A           $743    $5,368    $7,985    $10,165        $743   $5,368   $7,985    $10,165

PARTNERS MIDCAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $563 million and $18.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-2.51

"2002"-10.59


"2003"34.96


"2004"21.66


"2005"10.01



LOGO

The year-to-date return as of December 31, 2005 is for Class A shares 10.01%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.50%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.58%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        3.66                         8.22         9.44
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        2.19                         7.55         8.76
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        3.91                         6.96         8.04
 CLASS B...............                        5.19                         8.40         9.76
 Russell Midcap Value
 Index ................                       12.65                        12.21        12.21
 Morningstar Mid-Cap
 Value Category Average                        8.41                         9.36        10.05
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........           1.00%                       1.00%
 12b-1 Fees..............           0.25                        1.00
 Other Expenses..........           5.94                       21.38
                                    ----                       -----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           7.19%                      23.38%
 Expense Reimbursement ..           5.44                       20.88
                                    ----                       -----
             NET EXPENSES           1.75%                       2.50%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 1.75% for Class A and 2.50% for Class B.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $743    $2,036    $3,357    $6,415        $743   $2,036   $3,357    $6,415
 CLASS B             653     4,213     6,836     9,227         253    3,999    6,741     9,227

PARTNERS SMALLCAP GROWTH FUND II

The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, this range was between approximately $607 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, efficient use of shareholder equity and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-21.21

"2002"-25.35


"2003"43.74


"2004"10.03


"2005"6.16



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 6.16%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.34%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        0.10                        -1.42        -3.91
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -0.69                        -1.68        -4.17
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                        1.08                        -1.23        -3.31
 CLASS B...............                        1.31                        -1.40        -3.71
 Russell 2000 Growth
 Index ................                        4.15                         2.28         2.28
 Morningstar Small
 Growth Category
 Average ..............                        5.74                         2.17         2.39
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                      CLASS A                  CLASS B
 Management Fees.............          1.00%                    1.00%
 12b-1 Fees..................          0.25                     0.91
 Other Expenses..............          0.70                     0.92
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          1.95%                    2.83%
 Expense Reimbursement ......          0.00                     0.13
                                       ----                     ----
                 NET EXPENSES          1.95%                    2.70%

 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.95% for Class A and 2.70% for Class B.
  This agreement will continue in effect through June 30, 2008.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $762    $1,152    $1,567    $2,719        $762   $1,152   $1,567    $2,719
 CLASS B             673     1,145     1,664     2,824         273      845    1,464     2,824

REAL ESTATE SECURITIES FUND

The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"7.52

"2002"7.81


"2003"37.3


"2004"33.14


"2005"14.85



LOGO

The year-to-date return as of December 31, 2005 is for Class A shares 14.85%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     17.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -7.46%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operation) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        8.27                        18.07        18.58
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        7.14                        16.72        17.17
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        5.89                        15.18        15.60
 CLASS B..............                         9.93                        18.41        19.03
 MSCI US REIT Index ...                       12.52                        18.80        18.79
 Morningstar Specialty
 - Real Estate Category
 Average ..............                       11.59                        18.58        18.44
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.85%     0.85%
 12b-1 Fees......................................   0.25      0.95
 Other Expenses..................................   0.39      0.58
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.49%     2.38%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $718    $1,019    $1,341    $2,252        $718   $1,019   $1,341    $2,252
 CLASS B             641     1,042     1,470     2,391         241      742    1,270     2,391

SMALLCAP BLEND FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2005, this range was between approximately $26 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.85

"2002"-17.67


"2003"41.83


"2004"15.69


"2005"9.09



LOGO

The year-to-date return as of December 31, 2005 for Class A shares is 9.09%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.65%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.31%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)
   ....................
   ....................
  ....................                        2.84                         8.21          9.34
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       1.92                         7.79          8.91
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       2.96                         7.06          8.06
 CLASS B..............                        4.24                         8.42          9.68
 Russell 2000 Index ...                       4.55                         8.22          8.22
 Morningstar Small
 Blend Category Average                       6.62                         9.89         10.22
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.75%     0.75%
 12b-1 Fees......................................   0.23      0.93
 Other Expenses..................................   0.39      0.54
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.37%     2.22%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $706     $984     $1,282     $2,127          $706    $984    $1,282     $2,127
 CLASS B               625      994      1,390      2,239           225     694     1,190      2,239

SMALLCAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $38 million and $3.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 133.7%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"9.1

"2002"-3.51


"2003"42.22


"2004"18.85


"2005"8.23



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 8.23%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     22.98%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.43%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        2.04                        12.66        13.90
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -0.01                        11.16        12.38
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        1.80                        10.25        11.35
 CLASS B..............                         4.01                        13.04        14.39
 Russell 2000 Value
 Index ................                        4.71                        13.55        13.55
 Morningstar Small
 Value Category Average                        6.13                        13.50        13.66
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                   CLASS A                    CLASS B
 Maximum sales charge
 imposed on purchases (as
 a % of offering price) ..  5.75%/(1)/                       None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) .....  0.75%/(//2//)/                   4.00%/(3)/
 Redemption or Exchange
 Fee (as a % of amount
 redeemed/exchanged)        1.00%/(4)(5)/                    1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........           0.75%                       0.75%
 12b-1 Fees..............           0.25                        1.00
 Other Expenses..........           7.89                       28.26
                                    ----                       -----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           8.89%                      30.01%
 Expense Reimbursement ..           7.44                       27.81
                                    ----                       -----
             NET EXPENSES           1.45%                       2.20%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class B.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $714    $2,282    $3,843    $7,242        $714   $2,282   $3,843    $7,242
 CLASS B             623     4,906     7,607     9,608         223    4,722    7,538     9,608

DIVERSIFIED INTERNATIONAL FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-24.76

"2002"-16.84


"2003"33.34


"2004"19.53


"2005"23.16



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 23.16%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                     17.45%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -18.80%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       16.07                        2.97          3.66
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       15.26                        2.69          3.38
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                       11.22                        2.46          3.06
 CLASS B ..............
  ....................                        18.64                        3.39          4.26
 Citigroup BMI Global
 ex-US Index**.........                       19.59                        8.09          8.10
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........                       13.54                        4.56          4.55
 Morningstar Foreign
 Large Blend Category
 Average ..............                       14.55                        2.93          3.10
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  **This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.90%     0.90%
 12b-1 Fees......................................   0.20      0.57
 Other Expenses..................................   0.28      0.52
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.38%     1.99%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $707     $987     $1,287     $2,137          $707    $987    $1,287     $2,137
 CLASS B               602      924      1,273      2,086           202     624     1,073      2,086

INTERNATIONAL EMERGING MARKETS FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-4.15

"2002"-7.56


"2003"55.89


"2004"24.95


"2005"34.98



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 34.98%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -23.88%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       27.18                        17.04        16.53
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       23.99                        16.03        15.53
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                       18.47                        14.55        14.09
 CLASS B...............                       29.70                        17.36        16.95
 MSCI Emerging Markets
 Free Index - NDTR** ..                       34.00                        19.08        19.09
 MSCI Emerging Markets
 Free Index - ID ......                       30.31                        16.23        16.29
 Morningstar
 Diversified Emerging
 Markets Category
 Average ..............                       31.64                        18.59        18.29
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
 **This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   1.35%     1.35%
 12b-1 Fees......................................   0.25      1.00
 Other Expenses..................................   0.38      1.03
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.98%     3.38%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $764    $1,161    $1,581    $2,749        $764   $1,161   $1,581    $2,749
 CLASS B             741     1,339     1,960     3,200         341    1,039    1,760     3,200

BOND & MORTGAGE SECURITIES FUND

The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

59.35% in securities      14.61% in securities       0.56% in securities rated
rated Aaa                 rated Baa                  Caa
5.95% in securities       3.30% in securities rated  0.06% in securities rated
rated Aa                  Ba                         Ca
12.55% in securities      3.60% in securities rated  0.02% in securities rated
rated A                   B                          C




The above percentages for Aaa, Baa, Ba and B rated securities includes 0.02%, 0.01%, 0.01%, and 0.03% respectively of unrated securities which have been determined by the manager to be of comparable quality.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates.

Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.1%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.94

"2002"8.58


"2003"3.56


"2004"4.08


"2005"2.17



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 2.17%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.07%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.45%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       -2.69                        4.02          4.23
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -3.89                        2.51          2.70
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       -1.76                        2.51          2.68
 CLASS B...............                       -2.31                        4.19          4.55
 Lehman Brothers
 Aggregate Bond Index .                        2.43                        5.87          5.87
 Morningstar
 Intermediate-Term Bond
 Category Average......                        1.79                        5.32          5.32
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         4.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........           0.54%                      0.54%
 12b-1 Fees..............           0.20                       0.73
 Other Expenses..........           0.51                       0.84
                                    ----                       ----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           1.25%                      2.11%
 Expense Reimbursement ..           0.31                       0.51
                                    ----                       ----
             NET EXPENSES           0.94%                      1.60%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending June 30, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 0.94% for Class A and 1.60% for Class B.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $566     $760     $1,022     $1,816          $566    $760    $1,022     $1,816
 CLASS B               563      805      1,158      1,960           163     505       958      1,960

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 542.3%.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.55

"2002"7.98


"2003"1.12


"2004"3.08


"2005"1.6



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 1.60%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.70%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       -3.20                        3.02          3.18
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -4.32                        1.50          1.65
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       -2.08                        1.65          1.78
 CLASS B..............                        -3.01                        3.06          3.38
 Lehman Brothers
 Government/Mortgage
 Index.................                        2.63                        5.40          5.40
 Morningstar
 Intermediate
 Government Category
 Average ..............                        1.90                        4.62          4.74
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         4.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.40%     0.40%
 12b-1 Fees......................................   0.18      0.93
 Other Expenses..................................   0.23      0.41
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   0.81%     1.74%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $554     $721     $  903     $1,429          $554    $721    $903     $1,429
 CLASS B                577      848      1,144      1,689           177     548     944      1,689

INFLATION PROTECTION FUND

The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal has been the Fund's Sub-Advisor since December 29, 2004.

The inception date of the Fund is December 29, 2004. Class A shares began operations on June 28, 2005.The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"2.35



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 2.35%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '05                                      2.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                    -0.62%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which the class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including sales charges. The adjustments result in performance
 (for the periods prior to the date Class A began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       -2.51                             -2.22
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       -4.12                             -3.83
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       -1.64                             -2.81
 Lehman Brothers US
 Treasury TIPS
 Index/(1)/** .........                        2.84                              2.84
 Lehman Brothers Global
 Real: U.S. TIPS
 Index** ..............                        3.22                              3.22
 Morningstar Long-Term
 Government Category
 Average** ............                        3.29                              3.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  4.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                       CLASS A
 Management Fees.............           0.40%
 12b-1 Fees..................           0.25
 Other Expenses..............           8.58
                                        ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES           9.23%
 Expense Reimbursement ......           8.33
                                        ----
                 NET EXPENSES           0.90%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed 0.90%.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $562    $2,203    $3,834    $7,345        $562   $2,203   $3,834    $7,345

PREFERRED SECURITIES FUND

The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

The inception date of the Fund is May 1, 2002. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"10.06

"2004"3.74


"2005"1.05




LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 1.05%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -5.40%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations)
 that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                     -3.76                            3.85
     (AFTER TAXES ON
     DISTRIBUTIONS)....                     -5.35                            2.42
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                     -2.39                            2.47
 Merrill Lynch
 Preferred Stock Hybrid
 Index/(1)/ ...........                      0.46                            5.81
 Lehman Brothers
 Aggregate Bond Index .                      2.43                            5.15
 Morningstar
 Intermediate-Term Bond
 Category Average......                      1.79                            4.76
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(1)/ This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe this Index is more representative of the investment approach employed by the Fund. The new index is made up solely of exchange-listed, investment grade preferred securities.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  4.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                                          CLASS A
 Management Fees...........................                0.75%
 12b-1 Fees................................                0.25
 Other Expenses............................                4.23
                                                           ----
       TOTAL ANNUAL FUND OPERATING EXPENSES                5.23%
 Expense Reimbursement ....................                4.23
                                                           ----
                               NET EXPENSES                1.00%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed 1.00%.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $572    $1,543    $2,579    $5,149        $572   $1,543   $2,579    $5,149

TAX-EXEMPT BOND FUND

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed-income obligations. The Manager has selected NAM and Principal as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests in a diversified portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax. Investment in the Fund is not appropriate for IRA or other tax-advantaged accounts. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and not more than 20% of its assets in securities that do not meet the criteria stated above (taxable securities; or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax). The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.


The Sub-Advisor, Principal, selects securities, which at the time they are purchased, are: municipal bonds which are rated in the four highest grades by Moody's Investors Service, Inc. ("Moody's"); municipal notes rated in the highest grade by Moody's; municipal commercial paper rated in the highest grade by Moody's or Standard & Poor's Rating Service ("S&P"), or if unrated, are of comparable quality in the opinion of Principal.


NAM may invest up to 20% of the Fund's net assets in medium- to low-quality bonds (BBB/Baa or lower) as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by the NAM. NAM uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects. The Fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates. The Fund may also make forward commitments in which the Fund agrees to buy a security in the future at a price agreed upon today.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.


The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. government) but may invest without limit in obligations of issuers located in the same state. It may also invest in debt obligations that are repayable out of revenue from economically related projects or facilities. This represents a risk to the Fund since an economic, business or political development or change affecting one security could also affect others.


The Fund may purchase industrial development bonds. These securities are issued by industrial development authorities. They may only be backed by the assets and revenues of the industrial corporation which uses the facility financed by the bond.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.


Principal has been the Fund's Sub-Advisor since March 1, 2005. Nuveen was added as an additional Sub-Advisor on March 1, 2006.

The inception date of the Fund is March 1, 2005. Class A and Class B shares began operations on June 30, 2005 when the Fund succeeded to the operations, and assumed the historical performance, of the Class A and Class B shares of a predecessor fund. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"1995"20.72

"1996"4.6


"1997"9.19


"1998"5.08


"1999"-3.17


"2000"7.96


"2001"5.68


"2002"9.2


"2003"4.51


"2004"3.56


"2005"2.64




LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 2.64%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      5.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.25%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Class A shares of the Fund's predecessor fund. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes succeeded to the operations of the Class A and
 Class B shares of the Fund's predecessor fund, the returns of the Class A and Class B shares of the Fund are based on the performance of the Class A and Class B shares of the predecessor fund. The predecessor fund's Class A shares commenced operations on March 20, 1986, and its Class B shares commenced operations on December 9, 1994.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   1 YEAR             5 YEAR             10 YEAR               LIFE OF FUND*
 CLASS A (BEFORE TAXES) ............. .....         -2.22              4.09                4.36                    6.25
     (AFTER TAXES ON DISTRIBUTIONS) ........        -2.45              3.96                4.27                    6.13
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................         0.05              4.05                4.34                    6.10
 CLASS B ............................ .....         -1.59              4.19                4.44                    5.91
 Lehman Brothers Municipal Bond Index ......         3.51              5.58                5.71                    7.06
 Morningstar Muni National Long Category
 Average ...................................         3.10              4.81                4.79                    6.31
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The predecessor fund's Class A shares were first sold on March 20, 1986, and its Class B shares were first sold on December 9,
  1994. Lifetime results for the index(es) shown are measured from the date the Class A shares of the predecessor fund were first sold.
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         4.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........           0.50%                      0.50%
 12b-1 Fees..............           0.21                       0.40
 Other Expenses..........           0.07                       0.37
                                    ----                       ----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           0.78%                      1.27%
 Expense Reimbursement ..           0.02                       0.12
                                    ----                       ----
             NET EXPENSES           0.76%                      1.15%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending June 30, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 0.76% for Class A and 1.15% for Class B.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $549     $707     $883     $1,391          $549    $707    $883     $1,391
 CLASS B                  517      672      867      1,307           117     372     667      1,307

MONEY MARKET FUND

The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"3.45

"2002"0.91


"2003"0.23


"2004"0.44


"2005"2.56




LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 2.56%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                     1.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                      0.03%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                      1 YEAR                5 YEARS    LIFE OF FUND*
 CLASS A...............                2.56                  1.51          1.57
 CLASS B...............                1.75                  1.35          1.41
 Lehman Brothers U.S.
 Treasury Bellwethers 3
 Month Index...........                3.08                  2.34          2.34
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                   CLASS A                    CLASS B
 Maximum sales charge
 imposed on purchases (as
 a % of offering price) .          None                       None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ....          0.75%/(//1//)/             4.00%/(//2//)/
 Redemption or Exchange
 Fee (as a % of amount
 redeemed/exchanged)               None                       None
 ///(1)/ A
  CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//2//)/ CDSCs are reduced after 12 months and eliminated after 6 years.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                  CLASS A                    CLASS B*
 Management Fees........           0.40%                       0.40%
 12b-1 Fees.............           0.00                        0.26
 Other Expenses.........           0.20                        1.21
                                   ----                        ----
       TOTAL ANNUAL FUND
      OPERATING EXPENSES           0.60%                       1.87%
 Expense Reimbursement .            N/A                        0.27
                                   ----                        ----
            NET EXPENSES           0.60%                       1.60%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class B shares on an annualized basis) not to exceed 1.60% for Class B.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $ 61     $192     $  335     $  750          $ 61    $192    $335     $  750
 CLASS B                563      857      1,182      1,672           163     557     982      1,672

SHORT-TERM BOND FUND

The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the prospectus entitled "Certain Investment Strategies and Related Risks)


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the

Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 110.8%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.71

"2002"7.37


"2003"2.19


"2004"1.03


"2005"1.74



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 1.74%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -1.15%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Advisors
 Preferred Class shares adjusted to reflect the fees and expenses of the
 Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations) that is no higher than the historical performance of the
 Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                 LIFE OF
                                1 YEAR                 5 YEARS                    FUND*
 CLASS A (BEFORE TAXES)           0.17                   3.47                     3.64
     (AFTER TAXES ON
     DISTRIBUTIONS)....          -1.05                   2.01                     2.16
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...           0.10                   2.08                     2.21
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index ................           1.44                   4.71                     4.72
 Morningstar Short-Term
 Bond Category Average            1.43                   3.82                     3.77
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  1.50%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.25%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                              CLASS A
 Management Fees...........................................    0.40%
 12b-1 Fees................................................    0.15
 Other Expenses (estimated) ...............................    0.25
                                                               ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES    0.80%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $230     $402     $588     $1,125          $230    $402    $588     $1,125

ULTRA SHORT BOND FUND (NOT OFFERED FOR SALE UNTIL MARCH 15, 2006)

The Fund seeks current income while seeking capital preservation..

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


In addition, though the Fund invests primarily in investment grade securities, Principal may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by Principal to be of comparable quality.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):


21.63% in securities      21.77% in securities       0.00% in securities rated
rated Aaa                 rated Baa                  Caa
12.84% in securities      4.64% in securities rated  0.00% in securities rated
rated Aa                  Ba                         Ca
38.62% in securities      0.50% in securities rated
rated A                   B




The above percentages for Aa, A and Baa rated securities include unrated securities in the amount of 0.18%, 0.43%, and 0.58%. respectively, which have been determined by the Manager to be of comparable quality.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 54.9%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since June 15, 2001.

The inception date of the Fund is June 15, 2001. On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund. Class A shares began operations on March 15, 2006. The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"3.79

"2003"2.75


"2004"2.14


"2005"3.41




 LOGO

 The year-to-date return as of December 31, 2005 for Class A Shares is
 3.41%/(1)/
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '05 1.68%/(1)/
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '04                                     0.32%
  The bar chart above shows year-by-year total returns. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional
  Class shares adjusted to reflect fees and expenses of the Class A shares.
  The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the
  Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which Class A shares of the Fund began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the
  Fund, including their sales charges. The adjustments result in performance
  (for the periods prior to the date Class A began operations) that is no higher than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS A...
 (BEFORE TAXES)........              2.39/(1)/                          2.94/(1)/
     (AFTER TAXES ON
     DISTRIBUTIONS)....              1.21/(1)/                          1.67/(1)/
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...              1.54/(1)/                          1.74/(1)/
 6-Month LIBOR Index ..              3.33                               2.25
 Morningstar Ultrashort
 Bond Category Average               2.49                               2.35
   Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Institutional Class shares were first sold (June 15, 2001).
 ///(1)
  /During 2005, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  1.00%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.25%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ESTIMATED ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                       CLASS A^
 Management Fees.......                  0.40
 12b-1 Fees............                  0.15
 Other Expenses........
                                         ----
      TOTAL ANNUAL FUND
     OPERATING EXPENSES
 Expense Reimbursement.

           NET EXPENSES

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A on an annualized basis) not to exceed 0.75%.

 ^ Class A was first offered for sale on March 15, 2006, expenses are estimated.

 Management Fees.......
 12b-1 Fees............
 Other Expenses........
      TOTAL ANNUAL FUND
     OPERATING EXPENSES

 Expense Reimbursement.
           NET EXPENSES

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A on an annualized basis) not to exceed 0.75%.

 ^ Class A was first offered for sale on March 15, 2006, expenses are estimated.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $176     $435     $724     $1,545          $176    $435    $724     $1,545

PRINCIPAL LIFETIME 2010 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").

U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.7%    Partners LargeCap Growth      4.2%
      Securities                          II
      Disciplined LargeCap       10.7     Partners LargeCap Value       5.6
      Blend
      International Growth        5.5     Preferred Securities          9.1
      LargeCap Growth             4.5     Real Estate Securities        8.5
      LargeCap Value              3.1     SmallCap S&P 600 Index        4.5
      Money Market                9.6

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund' Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-5.57

"2003"17.4


"2004"10.45


"2005"4.33



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 4.33%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.72%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations)
 that is no higher than the historical performance of the Institutional Class shares.
-------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                        LIFE OF FUND*
                         -----------------------------------------------
 CLASS A (BEFORE TAXES)
                                             -1.64                            3.92
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      -2.14                            3.27
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                      -0.91                            3.00
 S&P 500 Index ........                       4.91                            1.84
 Lehman Brothers
 Aggregate Bond Index .                       2.43                            5.54
 Morningstar
 Conservative
 Allocation Category
 Average ..............                       3.05                            3.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                       CLASS A
 Management Fees.............          0.1225%
 12b-1 Fees..................          0.2500
 Other Expenses..............          3.4800
                                       ------
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          3.8525%
 Expense Reimbursement ......          3.3525
                                       ------
                 NET EXPENSES          0.5000%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed 0.50%.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $623    $1,340    $2,129    $4,182        $623   $1,340   $2,129    $4,182

PRINCIPAL LIFETIME 2020 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.2%    Partners LargeCap Value       7.4%
      Securities
      Disciplined LargeCap       17.0     Partners SmallCap Growth      1.5
      Blend                               III
      International Growth        9.7     Preferred Securities          9.8
      LargeCap Growth             6.3     Real Estate Securities        8.8
      LargeCap Value              4.3     SmallCap S&P 600 Index        2.4
      Partners LargeCap           6.0     SmallCap Value                1.6
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.75%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-8.18

"2003"20.04


"2004"10.9


"2005"6.35



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 6.35%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.86%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      0.27                            4.21
     (AFTER TAXES ON
     DISTRIBUTIONS)....                     -0.28                            3.59
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                      0.36                            3.27
 CLASS B...............                      1.47                            4.33
 S&P 500 Index ........                      4.91                            1.84
 Lehman Brothers
 Aggregate Bond Index .                      2.43                            5.54
 Morningstar Moderate
 Allocation Category
 Average ..............                      5.29                            3.70
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                  CLASS A                     CLASS B
 Management Fees........          0.1225%                     0.1225%
 12b-1 Fees.............          0.2500                      1.0000
 Other Expenses.........          3.6400                     11.6600
                                  ------                     -------
       TOTAL ANNUAL FUND
      OPERATING EXPENSES          4.0125%                    12.7825%
 Expense Reimbursement .          3.5125                     11.5325
                                  ------                     -------
            NET EXPENSES          0.5000%                     1.2500%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 0.50% for Class A and 1.25% for Class B.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $623    $1,368    $2,186    $4,304        $623   $1,368   $2,186    $4,304
 CLASS B             527     2,695     4,704     7,153         127    2,425    4,551     7,153

PRINCIPAL LIFETIME 2030 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            19.0%    Partners LargeCap Value       9.3%
      Securities
      Disciplined LargeCap       19.4     Partners SmallCap Growth      2.0
      Blend                               III
      International Growth       12.0     Preferred Securities          5.3
      LargeCap Growth             7.5     Real Estate Securities        8.2
      LargeCap Value              5.2     SmallCap S&P 600 Index        2.9
      Partners LargeCap           7.1     SmallCap Value                2.1
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.74%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-11.2

"2003"21.75


"2004"11.41


"2005"7.02



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 7.02%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.09%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -10.26%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      0.88                            3.82
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      0.34                            3.26
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                      0.79                            2.98
 CLASS B...............                      2.27                            3.97
 S&P 500 Index ........                      4.91                            1.84
 Lehman Brothers
 Aggregate Bond Index .                      2.43                            5.54
 Morningstar Moderate
 Allocation Category
 Average ..............                      5.29                            3.70
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                  CLASS A                     CLASS B
 Management Fees........          0.1225%                     0.1225%
 12b-1 Fees.............          0.2500                      1.0000
 Other Expenses.........          5.6700                     11.4600
                                  ------                     -------
       TOTAL ANNUAL FUND
      OPERATING EXPENSES          6.0425%                    12.5825%
 Expense Reimbursement .          5.5425                     11.3325
                                  ------                     -------
            NET EXPENSES          0.5000%                     1.2500%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 0.50% for Class A and 1.25% for Class B.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $623    $1,720    $2,884    $5,688        $623   $1,720   $2,884    $5,688
 CLASS B             527     2,665     4,653     7,473         127    2,394    4,499     7,473

PRINCIPAL LIFETIME 2040 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            13.3%    Partners LargeCap Value      10.9%
      Securities
      Disciplined LargeCap       22.1     Partners SmallCap Growth      2.5
      Blend                               III
      International Growth       12.7     Preferred Securities          3.7
      LargeCap Growth             8.9     Real Estate Securities        5.2
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.4     SmallCap Value                2.6
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-13.72

"2003"22.91


"2004"11.57


"2005"7.38



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 7.38%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.13%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.37%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      1.18                            3.91
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      0.34                            3.35
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                      1.04                            3.07
 CLASS B ..............                      2.74                            4.09
 S&P 500 Index ........                      4.91                            1.84
 Lehman Brothers
 Aggregate Bond Index .                      2.43                            5.54
 Morningstar Moderate
 Allocation Category
 Average ..............                      5.29                            3.70
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                  CLASS A                     CLASS B
 Management Fees........          0.1225%                     0.1225%
 12b-1 Fees.............          0.2500                      1.0000
 Other Expenses.........          8.0200                     13.3400
                                  ------                     -------
       TOTAL ANNUAL FUND
      OPERATING EXPENSES          8.3925%                    14.4625%
 Expense Reimbursement .          7.8925                     13.2125
                                  ------                     -------
            NET EXPENSES          0.5000%                     1.2500%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 0.50% for Class A and 1.25% for Class B.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $623    $2,112    $3,622    $6,972        $623   $2,112   $3,622    $6,972
 CLASS B             527     2,945     5,112     8,241         127    2,684    4,969     8,241

PRINCIPAL LIFETIME 2050 FUND (CLASS B SHARES NOT OFFERED FOR SALE UNTIL MARCH 15, 2006)

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.2%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.0
      Blend                               III
      International Growth       15.8     Preferred Securities          2.2
      LargeCap Growth             9.8     Real Estate Securities        2.3
      LargeCap Value              6.6     SmallCap S&P 600 Index        4.0
      Partners LargeCap           9.2     SmallCap Value                3.1
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A shares began operations on June 28, 2005. Class B shares began operations on March 15, 2006. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-16.88

"2003"24.72


"2004"11.74


"2005"7.76



LOGO

The year-to-date return as of December 31, 2005 is 7.76%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.98%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      1.55                            2.91
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      1.15                            2.50
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                      1.25                            2.29
 CLASS B ..............                      4.12                            4.11
 S&P 500 Index ........                      4.91                            1.84
 Lehman Brothers
 Aggregate Bond Index .                      2.43                            5.54
 Morningstar Large
 Blend Category Average                      5.77                            1.82
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                          CLASS A                     CLASS B
 Maximum sales charge
 imposed on purchases
 (as a % of offering
 price)................                 5.75%/(1)/                    None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ..                 0.75%/(//2//)/                4.00%/(3)/
 Redemption or Exchange
 Fee (as a % of amount
 redeemed/exchanged)                    1.00%/(//4//)(//5//)/         1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more. See "Front-end sales charge - Class A shares."
 ///(2)/A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(//4//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//5//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                                 CLASS A          CLASS B^
 Management Fees...........................      0.1225%           0.1225%
 12b-1 Fees................................      0.2500            1.0000
 Other Expenses............................     19.5400            3.2300
                                                -------            ------
       TOTAL ANNUAL FUND OPERATING EXPENSES     19.9125%           4.3525%
 Expense Reimbursement ....................     19.4125            3.1025
                                                -------            ------
                               NET EXPENSES      0.5000%           1.2500%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 0.50% for Class A and 1.25% for Class B.
 ^Class B was first offered for sale on
  March 15, 2006, expenses are estimated.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $623    $3,779    $6,301    $9,965        $623   $3,779   $6,301    $9,965
 CLASS B             527     1,287     2,112     7,992         127      987    1,912     7,992

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (CLASS B SHARES NOT OFFERED FOR SALE UNTIL MARCH 15, 2006)

The Fund seeks current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            38.1%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.6     Partners LargeCap Value       2.9
      Blend
      International Growth        4.0     Preferred Securities         10.6
      LargeCap Growth             2.4     Real Estate Securities        6.5
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               24.0




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A shares began operations on June 28, 2005. Class B shares began operations on March 15, 2006. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-2.84

"2003"13.95


"2004"9.76


"2005"2.84



LOGO

The year-to-date return as of December 31, 2005 for Class A Shares is 2.84%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      6.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.61%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)
                                            -2.05                            3.83
     (AFTER TAXES ON
     DISTRIBUTIONS)....                     -2.81                            3.10
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                     -1.20                            2.87
 CLASS B ..............                     -1.04                            4.61
 S&P 500 Index ........                      4.91                            1.84
 Lehman Brothers
 Aggregate Bond Index .                      2.43                            5.54
 Morningstar
 Conservative
 Allocation Category
 Average ..............                      3.05                            3.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                   CLASS A                       CLASS B
 Maximum sales charge
 imposed on purchases
 (as a % of offering
 price)................          4.75%/(1)/                    None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ..          0.75%/(//2//)/                4.00%/(//3//)/
 Redemption or Exchange
 Fee (as a % of amount
 redeemed/exchanged)             1.00%/(//4//)(//5//)/         1.00%/(//4//)(//5//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more. See
  "Front-end sales charge - Class A shares."
 ///(2)/A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(//4//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within
  30 days after they are purchased.
 ///(//5//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one
  Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                                 CLASS A          CLASS B^
 Management Fees............................     0.1225%           0.1225%
 12b-1 Fees.................................     0.2500            1.0000
 Other Expenses.............................     4.3900            3.2600
                                                 ------            ------
        TOTAL ANNUAL FUND OPERATING EXPENSES     4.7625%           4.3825%
 Expense Reimbursement .....................      4.625            3.1325
                                                  -----            ------
                                NET EXPENSES     0.5000%           1.2500%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and to Class B shares on an annualized basis) not to exceed 0.50% for Class A and 1.25% for Class B.
 ^Class B was first offered for sale on
  March 15, 2006, expenses are estimated.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $524    $1,410    $2,371    $4,793        $524   $1,410   $2,371    $4,793
 CLASS B             527     1,293     2,123     4,416         127      993    1,923     4,416

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS A       CLASS B
                                                    -------------  ------------
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (AS A %
OF OFFERING PRICE*)                                     /
 All Growth Oriented Funds except LargeCap S&P 500
 Index Fund                                          5.75%/(1)/      None
 All Income Oriented Funds except Short-Term Bond
 and Ultra Short Bond Funds                          4.75%/(1)/      None
 LargeCap S&P 500 Index and Short-Term Bond Funds    1.50%/(1)/       N/A
 Ultra Short Bond Fund                               1.00%/(1)/       N/A
 Money Market Fund                                  None             None
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC)
(AS A % OF DOLLARS SUBJECT TO CHARGE)
 All Funds except LargeCap S&P 500 Index and
 Short-Term Bond Funds                               0.75%/(2)/      4.00%/(3)/
 LargeCap S&P 500 Index, Short-Term Bond and Ultra
 Short Bond Funds                                    0.25%/(2)/       N/A
REDEMPTION OR EXCHANGE FEE (AS A % OF AMOUNT
REDEEMED/EXCHANGED)                                     /               /
 All Funds except Money Market Fund                  1.00%/(4)(5)/   1.00%/(5)/
 Money Market Fund                                  None/(2)/        None




/ //(1)/ Sales charges are reduced or eliminated for purchases of $50,000
 ($250,000 for the Ultra Short Bond Fund) or more. See "Front-end sales charge - Class A shares."
/ //(2)/ A contingent deferred sales charge applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
/ //(3)/ Contingent deferred sales charges are reduced after 12 months and eliminated after 6 years.
/ //(4)/ Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
/ //(5)/ Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

* offering price includes the sales charge



Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.


YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE FUND'S WEBSITE AT WWW.PRINCIPAL.COM, FROM THE SAI OR FROM YOUR REGISTERED REPRESENTATIVE.


ONE-TIME FEES
.. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B shares).
  . Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
  . Class B shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. A redemption fee* of 1.00% is charged on redemptions of Class A shares of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of redemption.
.. An exchange fee* of 1.00% is charged on exchanges among the Funds of $30,000 or more and if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.
  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Fund.

CHOOSING A SHARE CLASS

You may purchase Class A or Class B shares of each Fund, except the LargeCap S&P 500 Index Fund, Partners LargeCap Growth Fund II, Partners MidCap Growth Fund I, Preferred Securities Fund, Principal LifeTime 2010 Fund, Short-Term Bond Fund and Ultra Short Bond Fund which do not offer Class B shares, with certain limitations.* Your decision to purchase a particular class depends on a number of factors including:
.. the dollar amount you are investing;
.. the amount of time you plan to hold the investment; and .. any plans to make additional investments in the Principal Investors Funds.
  * If you are making an initial purchase of Principal Investors Funds of $100,000 or more and have selected Class B shares, the purchase will be of Class A shares of the Fund(s) you have selected.

  * If you are making subsequent purchases into your existing Principal Investors Fund Class B share accounts and the value of your Class B, Class A and Class J share accounts reached $100,000 before the subsequent investment, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.

In addition, you might consider:
.. Class A shares if you are making an investment that qualifies for a reduced sales charge; or
.. Class B shares if you prefer not to pay an initial sales charge and you plan to hold your investment for at least six years.

Class A Shares
--------------
.. You generally pay a sales charge on an investment in Class A shares.
.. Class A shares generally have lower annual operating expenses than Class B shares.

.. If you invest $50,000 or more ($250,000 or more for the Ultra Short Bond
  Fund), the sales charge is reduced.
.. You are not assessed a sales charge on purchases of Class A shares of $1 million or more. A deferred sales charge may be imposed if you sell those shares within eighteen months of purchase.

Class B Shares
--------------
.. You do not pay a sales charge on an investment in Class B shares.
.. If you sell your Class B shares within six years from the date of purchase, you may pay a deferred sales charge.
.. If you keep your Class B shares for seven years, your Class B shares automatically convert to Class A shares without a charge.
.. Class B shares generally have higher annual operating expenses than Class A shares.

FRONT-END SALES CHARGE: CLASS A SHARES
There is no sales charge on purchases of Class A shares of the Money Market Fund. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.

   BOND & MORTGAGE SECURITIES, GOVERNMENT & HIGH QUALITY BOND, INFLATION PROTECTION, PREFERRED SECURITIES,
                        PRINCIPAL LIFETIME STRATEGIC INCOME AND TAX-EXEMPT BOND FUNDS
   ------------------------------------------------
                                                 SALES CHARGE AS % OF:
                                                 -------------
                                                 OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
              AMOUNT OF PURCHASE                   PRICE      INVESTED              OFFERING PRICE
              ------------------                 --------     --------         ------------------------
 Less than $50,000                                   4.75%      4.99%                                   4.00%
 $50,000 but less than $100,000                      4.25%      4.44%                                   3.75%
 100,000 but less than $250,000                      3.75%      3.90%                                   3.25%
 $250,000 but less than $500,000                     2.50%      2.56%                                   2.00%
 $500,000 but less than $1,000,000                   1.50%      1.52%                                   1.25%
 $1,000,000 or more                                  0.00%      0.00%                                   0.75%

                             LARGECAP S&P 500 INDEX AND SHORT-TERM BOND FUNDS
                             -----------------------------------------------
                                                SALES CHARGE AS % OF:
                                                -------------
                                                OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                   PRICE      INVESTED              OFFERING PRICE
             ------------------                 --------     --------         ------------------------
 Less than $50,000                                  1.50%      1.52%                                   1.25%
 $50,000 but less than $100,000                     1.25%      1.27%                                   1.00%
 100,000 but less than $250,000                     1.00%      1.10%                                   0.75%
 $250,000 but less than $500,000                    0.75%      0.76%                                   0.50%
 $500,000 but less than $1,000,000                  0.50%      0.50%                                   0.25%
 $1,000,000 or more                                 0.00%      0.00%                                   0.25%



                                              ULTRA SHORT BOND FUND
                                              ---------------------
                                                SALES CHARGE AS % OF:
                                                ----------------
                                                 OFFERING       AMOUNT           DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                    PRICE       INVESTED               OFFERING PRICE
             ------------------                  --------      --------          ------------------------
 Less than $250,000                                     1.00%    1.10%        %
 $250,000 but less than $500,000                   %             0.76%                                       1.00%
 $500,000 but less than $1,000,000                      0.50%    0.50%                                       0.25%
 $1,000,000 or more                                     0.00%    0.00%                                       0.25%



                                ALL OTHER FUNDS (EXCEPT MONEY MARKET FUND)
                                ------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 5.75%      6.10%                                   5.00%
 $50,000 but less than $100,000                    4.75%      4.99%                                   4.00%
 100,000 but less than $250,000                    3.75%      3.90%                                   3.00%
 $250,000 but less than $500,000                   2.75%      2.83%                                   2.25%
 $500,000 but less than $1,000,000                 2.00%      2.04%                                   1.50%
 $1,000,000 or more                                0.00%      0.00%                                   0.75%



There is no front-end sales charge on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% (0.25% for the LargeCap S&P 500 Index, Short-Term Bond and Ultra Short Funds) of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold. The CDSC is waived on shares sold:
.. to satisfy IRS minimum distribution rules; and .. using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares (as of December 31 of the prior year) subject to a CDSC without paying the CDSC.)

In the case of selling some, but not all, of the shares in an account, the shares not subject to the CDSC are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Investors Fund continue to be subject to the CDSC until the CDSC expires.


Broker-dealers that sell shares of Principal Investors Fund are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation ("Princor"), the amount paid to a dealer (referred to in the chart above as the "Dealer Allowance") may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor. Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

Princor may, from time-to-time, at its expense or through use of amounts it receives from the Fund through a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, if applicable, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources, from its retention of underwriting concessions and, in the case of share classes that have 12b-1 fees, from payments to Princor under such plans.


SALES CHARGE WAIVER OR REDUCTION (CLASS A SHARES)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or the Fund know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. It may be necessary for you to provide information and records, such as account statements.


Waiver of sales charge (Class A shares)
---------------------------------------
A Fund's Class A shares may be purchased without a sales charge:

.. by its Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers or agents (for the life of the account). This also includes their immediate family members (spouse, children (regardless of age) and parents) and trusts for the benefit of these individuals;
.. by the Premier Credit Union;
.. by non-ERISA clients of Principal Global Investors LLC;
.. by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
.. through a "wrap account" offered by Princor or through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;

.. to fund non-qualified plans administered by a member company of the Principal
  Financial Group pursuant to a written service agreement;
.. to the extent that the purchase proceeds represent a distribution from a terminating 401(a) plan, if 1) such purchase is made through a representative of Princor, the terminating plan is not administered by a member company of the Principal Financial Group, and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants, or 2) such purchase is made through registered representative of a broker-dealer other than Princor, the purchase proceeds represent a distribution from any terminating 401(a) plan and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above; and
.. by any investor who buys Class A Shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 18 months after purchase of $1 million or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities.

Reduction of sales charge (Class A shares)
------------------------------------------
1) Dollar amount of purchase. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner under the age of 25 and/or a trust primarily for the benefit of such persons (together "a Qualified Purchaser") will be combined along with Class A, B and J shares of Principal Investors Fund owned by such persons, to determine the applicable sales charge.

 Reduced charges apply to the total of Principal Investors Funds' (excluding Money Market Fund) shares purchased (and still owned) by any "Qualified Purchaser." If the total amount being invested in the Principal Investors Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2) Statement of intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period (24 months if the intended investment is $1 million or more). Upon your request, we will set up a 90-day look-back period to include earlier purchases - the 13 (24) month period then begins on the date of your first purchase during the 90-day period. If the intended investment is not made (or shares are sold during the 13 month (24 month) period), sufficient shares will be sold to pay the additional sales charge due. A 401(a) plan trustee must submit the SOI at the time of the first plan purchase. The 90-day look-back period is not available to a 401(a) plan trustee.

3) Rights of accumulation. The Class A, Class B and Class J share accounts already owned by a Qualified Purchaser are added to the amount of the new purchase to determine the applicable sales charge percentage. The balance of the existing accounts as of the date of the subsequent purchase(s) is used in this calculation. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange for other Principal Investors Fund shares.

4) The sales charge table below applies to purchases of Class A shares made from death benefit proceeds from a life insurance policy or certain annuity contracts issued by Principal Life (or its subsidiaries or affiliates) within one year of the insured's death:

                                              SALES CHARGE AS A % OF:          DEALER ALLOWANCE AS % OF:
                                              -----------------------          -------------------------
     AMOUNT OF PURCHASE                 OFFERING PRICE   NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                 ------------------------------------  -----------------
     Less than $500,000                      2.50%              2.56%                    2.10%
     $500,000 but less than $1,000,000       1.50%              1.52%                    1.25%

     $1,000,000 or more                 no sales charge



5) The sales charge tables below apply to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans:

                   ALL INCOME-ORIENTED FUNDS EXCEPT SHORT-TERM BOND AND ULTRA SHORT BOND FUNDS
                   -------------------------------------------
                                                     SALES CHARGE AS A % OF:         DEALER ALLOWANCE AS % OF:
                                                     -----------------------         -------------------------
     AMOUNT OF PURCHASE                        OFFERING PRICE  NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                        -----------------------------------  -----------------
     Less than $500,000                            2.50%              2.56%                    2.10%
     $500,000 but less than $1,000,000             1.50%              1.52%                    1.25%
     $1,000,000 or more                                 no sales charge                        0.75%


                          ALL GROWTH-ORIENTED FUNDS EXCEPT LARGECAP S&P 500 INDEX FUND
                          -------------------------------------------
                                                     SALES CHARGE AS A % OF:         DEALER ALLOWANCE AS % OF:
                                                     -----------------------         -------------------------
     AMOUNT OF PURCHASE                        OFFERING PRICE  NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                        -----------------------------------  -----------------
     Less than $500,000                            2.75%              2.83%                    2.25%
     $500,000 but less than $1,000,000             2.00%              2.04%                    1.50%
     $1,000,000 or more                                 no sales charge                        0.75%



6) Employer Sponsored Plans. All purchases made through a retirement plan meeting the requirements of Section 401 of the Internal Revenue Code, or a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation or payroll deduction plan ("Employer Sponsored Plans"), are combined along with plan assets to determine the applicable sales charge. The maximum sales charge for investments through Employer Sponsored Plans and 403(b) plans for which Fund accounts were established prior to March 1, 2002, is 3.75%; the regular sales charge table applies to investments of $250,000 or more and to all investments in the Short-Term Bond Fund and the LargeCap S&P 500 Index Fund made in connection with such plans.

 Class B shares are not available to Employer Sponsored Plans established on or after July 1, 2005, nor to persons who become plan participants on or after that date. All contributions to an Employer Sponsored Plan established on or after July 1, 2005, will be used to purchase Class A shares. In addition, the share class purchased with subsequent contributions to an Employer Sponsored Plan by a Class B share participant will depend on the value of the Class B share accounts achieved prior to the time of the subsequent purchase (or the aggregate of the values of Class B, Class A and Class J shares, if you own such shares). If the value of the Class B, A and J share Fund accounts reaches $100,000 before the subsequent investment, the subsequent investment will be applied to purchase Class A shares. If the value of the Class B, A and J Fund accounts has not reached $100,000 before the subsequent investment, additional Class B shares may be purchased, so long as the subsequent investment is less than $100,000.


 Generally, investments made through an Employer Sponsored Plan are not combined with a shareholder's investments made outside of the plan for purposes of determining the sales charge that applies to the plan or non-plan investments. However, plan and non-plan investments may be combined to determine the applicable sales charge to both plan and non-plan investments under certain circumstances, as follows:


 EMPLOYER SPONSORED PLANS FOR WHICH FUND ACCOUNTS ARE ESTABLISHED ON OR AFTER

 JULY 1, 2005. . If all of the participants in an Employer Sponsored Plan are "Qualified Purchasers" as defined above, the accounts of the Employer Sponsored Plan will be combined with all of the other accounts of the Qualified Purchasers to determine the applicable sales charge for both plan and non-plan investments. However, the shareholder must provide written notification to the Fund (either on the Fund account application or by other written communication) that all participants of the Employer Sponsored Plan are Qualified Purchasers before plan and non-plan investments will be combined to determine the applicable sales charge; neither the Fund, Princor nor the Fund's transfer agent will be responsible for making this determination. The sales charge applicable to the combined investments will be applied only to purchases made after the Fund's receipt of the shareholder's notification.


 EMPLOYER SPONSORED PLANS FOR WHICH FUND ACCOUNTS WERE ESTABLISHED PRIOR TO JULY

1, 2005. . Upon receipt of a written shareholder request, the accounts of an Employer Sponsored Plan will be combined with all of the other accounts of the Qualified Purchasers to determine the applicable sales charge for both plan and non-plan investments, if all of the participants in an Employer Sponsored Plan are "Qualified Purchasers" as defined above. However, the shareholder must notify the Fund that all participants of the Employer Sponsored Plan are Qualified Purchasers before plan and non-plan investments will be combined to determine the applicable sales charge; neither the Fund, Princor nor the Fund's transfer agent will be responsible for making this determination. The sales charge applicable to the combined investments will be applied only to purchases made after the Fund's receipt of the shareholder's notification.


CONTINGENT DEFERRED SALES CHARGE: CLASS B SHARES
.. The CDSC does not apply to shares purchased with reinvested dividends or other distributions.
.. The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.

.. In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out). Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares (as of the last business day* of December of the prior year) subject to a CDSC without paying the CDSC.
.. Shares subject to the CDSC that are exchanged into another Principal Investors
  Fund continue to be subject to the CDSC until the CDSC expires.
.. Princor receives the proceeds of any CDSC.

  * a day when the NYSE is open for normal business


Class B shares
--------------
A CDSC may be imposed on Class B shares sold within six years of purchase (five years for certain sponsored plans established after February 1, 1998 and prior to March 1, 2002). Class B shares automatically convert into Class A shares (based on share prices, not numbers of shares) seven years after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

The Class B share CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below:

                                                                       CERTAIN SPONSORED PLANS
                                                                     ESTABLISHED AFTER 02/01/1998
  YEARS SINCE PURCHASE PAYMENTS MADE  CDSC AS A % OF DOLLAR AMOUNT      AND BEFORE 03/01/2002
  ----------------------------------  ----------------------------      ---------------------
   2 years or less                               4.00%                          3.00%
   more than 2 years, up to 4 years              3.00                           2.00
   more than 4 years, up to 5 years              2.00                           1.00
   more than 5 years, up to 6 years              1.00                           None
   more than 6 years                              None                          None



The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if the newly acquired shares are subject to the CDSC when they are sold.


Waiver of the sales charge (Class B shares)
-------------------------------------------
The CDSC is waived on Class B shares which are sold:
.. due to a shareholder's death;
.. due to the shareholder's disability, as defined in the Internal Revenue Code; .. from retirement plans to satisfy minimum distribution rules under the Code; .. to pay surrender charges;
.. to pay retirement plan fees;
.. involuntarily from small balance accounts;
.. through a systematic withdrawal plan (certain limits apply);
.. from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) or 415 of the Code.

NOTE: To have your Class B CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

ONGOING FEES
Each Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
Each of the Funds (except Money Market Fund for Class A shares) has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                     MAXIMUM
                                                                    ANNUALIZED
                                                                    12B-1 FEE*
                                                                    ----------
..Class A shares (except LargeCap S&P 500 Index, Money Market,
  Short-Term Bond and Ultra Short Bond Funds)                         0.25%
..Class A shares of LargeCap S&P 500 Index, Short-Term Bond and
  Ultra Short Bond Funds                                              0.15%
..  Class B shares                                                     1.00%
* Under the Plans, the Fund will pay the 12b-1 fee only to the extent Princor incurs expenses covered by the Plan.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities, Inflation Protection, Short-Term Bond and Tax-Exempt Bond Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;

.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to rack a particular market index. The Funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Diversified International and International Emerging Markets Funds may each invest Fund assets in securities of foreign companies. The other Funds (except Government Securities) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments.

Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except Government Securities) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, Short-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Partner LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value and Preferred Securities Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.

PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS

The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $579 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. the members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John Mahedy
                                        Chris Marx
                                        John D. Phillips, Jr.





MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN MAHEDY, CPA . Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in Bernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services at Morgan Stanley for three years in the early 1990s. Mr. Mahedy was ranked among the top-five oil analysts in the Reuters and Greenwich Associates polls in 1999 and 2000, and he was named to the Institutional Investor All-America Research Team in 1993, 1994 and 1995. Mr. Mahedy began his career as a senior auditor with Peat Marwick Main. He earned a BS and an MBA from New York University.



CHRISTOPHER W. MARX . Mr. Marx joined the firm in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent six years as a consultant for Deloitte & Touche and the Boston Consulting Group. Mr. Marx earned an AB in economics from Harvard, and an MBA from the Stanford Graduate School of Business. Location: New York.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $100.9 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams




E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, New York, New York 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States, with over $102 billion in assets. The Bank of New York began offering investment services in the 1830s and as of December 31, 2005, managed more than $102 billion in investments for institutions and individuals.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Edward J. Von Sauers
                                        Kurt Zyla





EDWARD J. VON SAUERS . Mr. Von Sauers joined BNY Asset Management in 1987. As Division Head of Short Term Money Management, he has overall responsibility for $29 billion in short term fixed income assets. Mr. Von Sauers is a member of the Bank's Investment Policy Committee. Prior to joining the Bank, he was a portfolio manager for the New York State Power Authority. Mr. Von Sauers earned both a BBA and an MBA in Finance from Pace University.



KURT ZYLA . Mr. Zyla is the Managing Director and Division Head of Index Fund Management at BNY. Prior to managing the Division in 1998, he was an index portfolio manager and worked in the Special Investment Products area, focusing on portfolio transitions/liquidations and equity derivative product strategies. Before joining BNY in 1989, Mr. Zyla worked in the Specialty Chemical's Division of Engelhard Corporation in the areas of technical sales and product management. He earned a BS in Chemical Engineering from New Jersey Institute of Technology and an MBA from New York University's Stern School of Business.


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $5.9 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza




ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a wholly-owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $2.36 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Joseph W. Garner
                                        Kenneth G. Mertz II
                                        Stacey L. Sears




The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.



KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.



JOSEPH W. GARNER . Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.





SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $496.1 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Robert C. Jones




MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2005, Mellon Equity managed approximately $21.3 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole

ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $105.9 billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Nuveen Asset Management ("NAM") is a wholly-owned subsidiary of Nuveen Investments Inc. NAM offers advisory and investment management services to a broad range of mutual fund and separate account clients. As of December 31, 2005, NAM had approximately $79 billion in assets under management, and Nuveen Investments, Inc. and its affiliates had approximately $136 billion in assets under management. Nuveen Asset Management is located at 333 West Wacker Drive, Chicago, Illinois 60606.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Tax-Exempt Bond              John V. Miller





JOHN V. MILLER, CFA . Mr. Miller, Vice President, joined NAM's investment management team as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm. He has been responsible for analysis of high yield credits and has managed the Nuveen High Yield Municipal Bond Fund since 2000. He earned a BA in Economics and Political Science from Duke University and an MA in Economics from Northwestern University and an MBA with honors in Finance from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Equity Income                        Dirk Laschanzky
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Value                       Thomas Morabito
           Tax-Exempt Bond                      Thomas V. Catus
           Ultra Short Bond                     Zeid Ayer
                                                Craig Dawson

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



THOMAS V. CATUS, CFA . Mr. Catus is a portfolio analyst for Principal Global Investors, with responsibility for co-managing all of the municipal bond portfolios. He also focuses on new opportunities in the market and expanding client relationships. Prior to joining Principal in 2000, he was a chief financial officer at Franklin Leasing and a fixed income analyst and trader at Cleary Gull. Mr. Catus received an MBA in Finance from the University of Iowa and a BBA in Transportation and Logistics from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Society of Iowa and the CFA Institute.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

BRAD FREDERICKS. . Mr. Fredericks is a portfolio manager at Principal Global Investors. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $32.0 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $13.2 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $269.5 billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps





ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $18 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at One North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $66.12 billion in assets and the Group managed approximately $581.49 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $520.7 billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS

Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the Ultra Short Bond Fund's portfolio are made by Post.

Principal is the sub-advisor for the Equity Income Fund. Day-to-day management decisions concerning a portion of the Equity Income Fund's portfolio are made by Principal Real Estate Investors LLC ("Principal - REI"), and Post each of which serves as sub-sub-advisor.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


See the discussion regarding Principal - REI provided in connection with the Real Estate Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2005, Post had $8.1 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Principal Investors Fund, Inc. with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.


FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities              0.54%     Partners MidCap Growth          1.00%
       Disciplined LargeCap
       Blend                   0.60      Partners MidCap Growth I        1.00
       Diversified
       International           0.90      Partners MidCap Value           1.00
       Equity Income           0.60      Partners SmallCap Growth II     1.00
       Government & High
       Quality Bond            0.40      Preferred Securities            0.75
       Inflation Protection    0.40      Principal LifeTime 2010       0.1225
       International
       Emerging Markets        1.35      Principal LifeTime 2020       0.1225
       LargeCap Growth         0.55      Principal LifeTime 2030       0.1225
       LargeCap S&P 500
       Index                   0.15      Principal LifeTime 2040       0.1225
       LargeCap Value          0.45      Principal LifeTime 2050       0.1225
                                         Principal LifeTime
       MidCap Blend            0.65      Strategic Income              0.1225
       Money Market            0.40      Real Estate Securities          0.85
       Partners LargeCap
       Blend                   0.75      Short-Term Bond                 0.40
       Partners LargeCap
       Blend I                 0.45      SmallCap Blend                  0.75
       Partners LargeCap
       Growth I                0.74      SmallCap Value                  0.75
       Partners LargeCap
       Growth II               1.00      Tax-Exempt Bond                 0.50
       Partners LargeCap
       Value                   0.78      Ultra Short Bond                0.40

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners SmallCap Growth II and Tax-Exempt Bond Funds intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection, Short-Term Bond and Tax-Exempt Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Equity Income, Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be;
.. invested in shares of another Principal Investors Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
.. paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


The Tax-Exempt Bond Fund intends to distribute income that is exempt from federal income tax but may be subject to state and local income tax. Because the Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or other income taxes, it may make distributions of income that are not exempt from federal and other income tax. Any capital gains distributed by the Fund may be taxable.


The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimate, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payments, monthly your dividend will be reinvested back into additional shares of the Fund.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.
.. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

HOW TO BUY FUND SHARES


Your Registered Representative will help you open an account and buy fund shares. Principal Investors Funds are "load" funds which means you pay a sales charge for the assistance of your Registered Representative. The Fund may reject or cancel any purchase order for any reason. Your Registered Representative will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Registered Representative can also help you choose the share class that is appropriate for you. Registered representatives may receive different compensation depending upon which class of shares are purchased. As previously explained, the sales charge for Class A shares may be reduced or eliminated for certain purchases or for purchases of sufficient size, including the Fund's rights of accumulation and statement of intention programs. Your Registered Representative can explain each of these arrangements to you and help you determine whether your investment qualifies for a reduced sales charge. Class B shares are not offered by all of the Fund and are not available to Employer Sponsored Plans established on or after July 1, 2005, nor to persons who become participants of such plans on or after that date.


CHOOSING A SHARE CLASS

INITIAL INVESTMENT. . After deciding in which Fund(s) to invest, you need to decide which share class you prefer. The sales charges and expenses of Class A and Class B shares are described in "The Costs of Investing" section of this prospectus. You generally pay a sales charge at the time you purchase Class A shares, but Class A shares have lower annual operating expenses than Class B shares. You do not pay a sales charge at the time you purchase Class B shares, but if you sell Class B shares within six years from the date of purchase, you must generally pay a deferred sales charge at that time. Class B shares have higher annual operating expenses than Class A shares, but Class B shares automatically convert to Class A shares after seven years.

Your initial share class selection should reflect a number of factors, including:

.. the dollar amount you are investing (if you invest $50,000 or more, the Class
  A sales charge is reduced)
.. the amount of time you plan to hold the investment (redemptions of Class B shares held for at least six years are not subject to a contingent deferred sales charge)
.. any plans you have to make additional investments in the Fund (the Fund's rights of accumulation and statement of intention programs could result in your paying a reduced sales charge for Class A shares).

NOTE: Any initial investment in the Funds of $100,000 or more will be deemed to be a request to purchase Class A shares. If your initial investment in shares of the Fund(s) is less than $100,000, you may purchase either Class A or Class B shares.


SUBSEQUENT INVESTMENT. . If you initially invest in Class B shares, the share class you purchase with any subsequent investment will depend upon the value your Class B share accounts achieve prior to the time you make the subsequent investment (or the aggregate of Class B, Class A and Class J shares, if you own such shares). If the value of your Class B, A and J share Fund accounts reaches $100,000 before you make a subsequent investment, your subsequent investment will be applied to purchase Class A shares. If the value of your Class B, A and J Fund accounts has not reached $100,000 before you make the subsequent investment, you may purchase additional Class B shares, so long as the subsequent investment is less than $100,000.


COMPLETING THE FUND APPLICATION
Fill out the Principal Investors Fund application* completely. You must include:
.. the name(s) you want to appear on the account;
.. the code of the Fund(s) in which you want to invest;
.. your choice of Class A or Class B shares;
.. the amount of the investment;
.. your Social Security number or Taxpayer I.D. number;
.. other required information (may include corporate resolutions, trust agreements, etc.); and
.. if you are eligible for a reduced sales charge for Class A shares, either through the Fund's statement of intention, rights of accumulation or other sales charge reduction programs, you must also complete the "Sales Charge Reduction Privileges" section of the application, and provide all of the pertinent information requested.
  * An application is included with this prospectus. A different application is needed for a Principal Investors Fund IRA, Coverdell Education Savings Account, 403(b), SEP, SIMPLE, SAR-SEP or certain employee benefit plans. Call Principal Investors Funds for more information.


Each Fund requires a minimum initial investment:

..  Regular Accounts                              $1,000
..  Uniform Transfer to Minor Accounts            $  500
..  IRA Accounts                                  $  500
..  Coverdell Education Savings Account           $  500


Subsequent investment minimums are $100. However, if your investments are made using an Automatic Investment Plan, the investment minimum is $50 ($100 for Money Market Fund).


NOTE: The minimum investment applies on a Fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and approved by Princor; Principal Investors Fund asset allocation programs; Automatic Investment Plans; and Money Market Fund.

Class B shares of Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


If we receive an application for a new mutual fund account that is accompanied by a check and the application does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

NOTE: We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account.

INVEST BY MAIL
.. Send a check and completed application to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.
.. When you purchase shares by check, you authorize us to process your purchase electronically. If your check is processed electronically, your checking account may be debited on the same day we receive the check and it will not be returned with your checking account statement.

ORDER BY TELEPHONE
.. Registered representatives on behalf of shareholders of Principal Investors
  Fund Class A, B, or J shares may call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).

NOTES:

.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK

.. Have your Registered Representative call Principal Investors Fund for an account number and wiring instructions.
.. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo, N.A.
   San Francisco, CA
   ABA No.: 121000248

   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968
   For credit: Principal ________ Fund, Class A or Class B
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN
Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.

.. Have your Registered Representative call Principal Investors Fund for an account number, Automated Clearing House (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

.. For Money Market (Class A) only - You may set up direct deposit to an existing
  Money Market account via UMB Bank, N.A. Provide a voided check or deposit slip to the entity making the payment(s) to you and request funds be forwarded to your account.

ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.

.. Minimum monthly purchase is $50 per Fund (except the Money Market Fund which has a minimum of $100).
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423

SET UP A DIVIDEND RELAY
.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).
.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. The election may also be discontinued by calling Principal Investors Fund if telephone services apply to the originating account. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when the NYSE is open for normal business


Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Principal Investors Fund, Inc. may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Within 60 days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Investors Funds' Class A shares without a sales charge if the shares that were sold were:
.. Class A shares on which a sales charge was paid;
.. Class A shares acquired by conversion of Class B shares; or .. Class B shares on which a CDSC was paid.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A medallion signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . check is being sent to an address other than the account address;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).

.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

SELL SHARES BY CHECKWRITING (CLASS A SHARES OF MONEY MARKET FUND ONLY)
.. Checkwriting must be elected on initial application or by written request to Principal Investors Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
.. The Fund can only sell shares after your check making the Fund investment has cleared your bank.
.. Checks must be written for at least $500.
.. Checks are drawn on UMB Bank, N.A. and its rules concerning checking accounts apply.
.. If the account does not have sufficient funds to cover the check, it is marked
  "Insufficient Funds" and returned (the Fund may revoke checkwriting on accounts on which "Insufficient Funds" checks are drawn).

.. Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by UMB).
.. Checkwriting is only available for non-qualified accounts.
.. Neither the Fund, UMB nor the Manager shall incur any liability for honoring the checks, selling shares to pay checks or for returning checks unpaid.
.. Checkwriting may be converted to a point-of-purchase debit from your account.
  This only applies if such service is available at the business with which you are doing business.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or

.. sending us your written instructions; or .. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.



10% WITHDRAWAL PRIVILEGE . Sales may be subject to a CDSC. Up to 10% of the value of your Class A or Class B share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


REDEMPTION FEE (OTHER THAN MONEY MARKET FUND). Each Fund, except the Money Market Fund, will impose a redemption fee when $30,000 or more of Class A or Class B shares are redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


You may exchange shares by:
.. sending a written request to:

    Principal Investors Fund
    P.O. Box 10423
    Des Moines, Iowa 50306 - 0423
.. completing an Exchange Authorization Form (call us to obtain the form) .. via the Internet at www.principal.com
.. calling us, if you have telephone privileges on the account.

Your shares in the Funds (except Class A shares of the LargeCap S&P 500 Index, Money Market, Short-Term Bond and Ultra Short Bond Funds) may be exchanged without a sales charge or CDSC for the same class of any other Principal Investors Fund.


LARGECAP S&P 500 INDEX, SHORT-TERM BOND AND ULTRA SHORT BOND FUNDS
.. Shares purchased prior to November 7, 2005 may be exchanged into Class A shares of any other Principal Investors Fund without a sales charge.
.. Shares purchased on or after November 7, 2005 and exchanged into any other
  Principal Investors Fund (except Money Market) within one year of purchase are subject to a sales charge. The amount of the sales charge is (a) minus (b) multiplied by (c) where:
    (a) is the sales charge* of the Fund(s) into which you are exchanging;
    (b) is the sales charge* on the LargeCap S&P 500 Index, Short-Term Bond or Ultra Short Bond Funds; and
    (c) is the dollar amount of the exchange**.
    * see The Costs of Investing -Front-end sales charge: Class A shares for the sales charge tables for all Principal Investors Funds.
    ** In the case of exchanging some but not all of the shares in an account, the shares not subject to a sales charge (including shares purchased at NAV and shares purchased through the reinvestment of capital gains and/or dividiends) are exchanged first.

     Example: You purchased $10,000 worth shares of the Short-Term Bond Fund.
           You paid a sales charge of $150 (1.50% multiplied by $10,000). Eight months later, you exchange $2,000 out of the Short-Term Bond Fund and into the Bond & Mortgage Securities Fund. The Bond & Mortgage Securities Fund has a sales charge of 4.75%. The sales charge on the exchange is $65 (4.75% - 1.50% multiplied by $2,000 = $65).

The sales charge is not imposed on exchanges from the LargeCap S&P 500 Index, Short-Term Bond or Ultra Short Bond Funds after the one year period has expired. If you purchased your shares of the LargeCap S&P 500 Index, Short-Term Bond and/or Ultra Short Bond Funds at NAV, those shares are not subject to the sales charge if you exchange them.


EXCHANGES FROM MONEY MARKET FUND
Class A shares of Money Market Fund may be exchanged into:
.. Class A shares of other Principal Investors Funds.
  . If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
  . If Money Market Fund shares were acquired by (1) exchange from other Funds,
    (2) conversion of Class B shares or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
.. Class B shares of other Principal Investors Funds - subject to the CDSC.

Automatic exchange election
---------------------------
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:

.. you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or .. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


The Fund reserves the right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.


FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Funds; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Funds; and .. Increase expenses of the Funds due to;

  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.


The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.



Currently the Funds, except the Money Market Fund, impose a redemption fee on redemptions of $30,000 or more of Class A or Class B shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Funds.

In addition, if the Manager, or a Fund, deem frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
.. Increasing the redemption fee to 2%, or such higher amount as may be permitted by law;
.. Increasing the redemption fee period from 30 days to as much as 90 days;
.. Applying the redemption fee to redemptions of less than $30,000;
.. Limiting the number of permissible exchanges available to shareholders identified as "excessive traders"; and
.. Taking such other action as directed by the Fund.

.. Limit exchange requests to be in writing and submitted through the United
  States Postal Service (in which case, requests for exchanges by fax or telephone will not be accepted).

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


GENERAL INFORMATION ABOUT A FUND ACCOUNT


PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 4 p.m. Eastern Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 4 p.m. Eastern Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. Eastern Time.

STATEMENTS

You will receive quarterly statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan;
  . are purchases or sales under an automatic exchange election; or . conversion of Class B shares into Class A shares (seven years after purchase).
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 4 p.m. Eastern Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 4 p.m. Eastern Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. Easter Time.

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 (in the aggregate) from the Funds;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;

.. to add wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and

.. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
.. may be given by calling us at 1-800-247-4123 between 7 a.m. and 7 p.m. Central
  Time on any day that the NYSE is open;
.. may be given by accessing our website at www.principal.com (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don't have a user name or password, you may obtain one at www.principal.com). Note: only certain transactions are available on-line.
.. must be received, in their entirety, by us before the close of the NYSE
  (generally 3:00 p.m. Central Time) to be effective the day of your request;
.. are effective the next business day if not received until after the close of the NYSE; and
.. may be given to the registered representative(s) listed on your account(s) who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds' transfer agent; they may not be granted investment discretion).

NOTE: Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Principal Investors Fund, Inc. through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Principal Investors Fund, Inc. at 1-800-247-4123. You may notify the Principal Investors Fund, Inc. in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

TRANSACTIONS THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

FINANCIAL STATEMENTS
Shareholders will receive an annual financial report for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. They will also receive a semiannual financial report that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The information for the Equity Income and the Tax-Exempt Bond Fund has been derived from the financial statements for their predecessor funds, Principal Equity Income Fund, Inc. and the Principal Tax-Exempt Bond Fund, Inc., respectively (the "Predecessor Funds"). The financial statements for the Predecessor Funds were audited by Ernst & Young LLP, whose report, along with the financial statements for the Predecessor Funds, is included in the most recent annual report for the Predecessor Funds. To receive a copy of the latest annual or semiannual report for the Fund or the Predecessor Funds, you may telephone 1-800-247-4123.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(F)/

BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating
  Loss)/(c)/..........  0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.27)

 Total From Investment
            Operations  (0.12)
Less Dividends and
 Distributions:
 Dividends from Net     (0.15)
  I----tment Income...
   Total Dividends and  (0.15)
         Distributions

Net Asset Value, End    $10.63
 of Period............

Total Return /(d)/ ...  (1.09)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $172,274
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............  0.94%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(a) //(b)// / .....  0.94%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  3.95%/(g)/
 Portfolio Turnover
  Rate................  202.1%/(e)/

                        2005/(F)/

BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating
  Loss)/(c)/..........  0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.26)

 Total From Investment
            Operations  (0.14)
Less Dividends and
 Distributions:
 Dividends from Net     (0.12)
  I----tment Income...
   Total Dividends and  (0.12)
         Distributions

Net Asset Value, End    $10.64
 of Period............

Total Return /(d)/ ...  (1.27)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,559
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............  1.60%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(a) //(b)// / .....  1.60%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  3.30%/(g)/
 Portfolio Turnover
  Rate................  202.1%/(e)/



/(a) /Reflects Manager's contractual expense limit.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(e) /Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.
/(f) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(g) /Computed on an annualized basis.
/(h) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/
                          ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
 CLASS A SHARES/(a)/
---------------
Net Asset Value,
 Beginning of Period..   $14.08
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25
   ----
 Total From Investment
            Operations     0.27
   ----
Net Asset Value, End
 of Period............   $14.35
                         ======
Total Return /(g)/ ...     1.92%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $88,400
 Ratio of Expenses to
  Average Net Assets..     1.11%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.40%/(d)/
 Portfolio Turnover
  Rate................     86.7%/(f)/

                          2005/(E)/
                          ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
 CLASS B SHARES
---------------
Net Asset Value,
 Beginning of Period..   $14.08
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25
   ----
 Total From Investment
            Operations     0.24
   ----
Net Asset Value, End
 of Period............   $14.32
                         ======
Total Return /(g)/ ...     1.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,390
 Ratio of Expenses to
  Average Net Assets..     1.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.27)%/(d)/
 Portfolio Turnover
  Rate................     86.7%/(f)/



/(a) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.
/(g) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(F)/
                           ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
CLASS A SHARES/(a)/
--------------
Net Asset Value,
 Beginning of Period..    $10.35
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.07
                            ----
 Total From Investment
            Operations      1.08
   ----
Net Asset Value, End
 of Period............    $11.43
                          ======
Total Return /(d)/ ...     10.43%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $291,878
 Ratio of Expenses to
  Average Net Assets..      1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.13%/(e)/
 Portfolio Turnover
  Rate................     202.7%/(b)/

                           2005/(F)/
                           ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.35
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.08
                            ----
 Total From Investment
            Operations      1.06
   ----
Net Asset Value, End
 of Period............    $11.41
                          ======
Total Return /(d)/ ...     10.24%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $43,285
 Ratio of Expenses to
  Average Net Assets..      1.99%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.48)%/(e)/
 Portfolio Turnover
  Rate................     202.7%/(b)/



/(a) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(b) /Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(e) /Computed on an annualized basis.
/(f) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(g) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004      2003      2002       2001
                           ----      ----      ----      ----       ----
EQUITY INCOME FUND
------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.22     $9.38     $8.57    $10.69     $18.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.37      0.35      0.36      0.31       0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.98      0.84      0.81     (2.14)     (4.05)
                           ----      ----      ----     -----      -----
 Total From Investment
            Operations     1.35      1.19      1.17     (1.83)     (3.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.39)    (0.35)    (0.36)    (0.29)     (0.20)
 Distributions from
  Realized Gains......       --        --        --        --      (3.66)
  ----                                                             -----
   Total Dividends and
         Distributions    (0.39)    (0.35)    (0.36)    (0.29)     (3.86)
                          -----     -----     -----     -----      -----
Net Asset Value, End
 of Period............   $11.18    $10.22     $9.38     $8.57     $10.69
                         ======    ======     =====     =====     ======
Total Return /(b)/ ...    13.32%    12.95%    13.86%   (17.30)%   (25.74)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $86,277   $69,482   $60,703   $57,881    $72,581
 Ratio of Expenses to
  Average Net Assets..     1.28%     1.27%     1.46%     1.48%      1.31%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.28%     1.27%       --        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.32%     3.56%     4.02%     3.15%      1.51%
 Portfolio Turnover
  Rate................     88.4%    134.7%     19.1%     79.4%     106.2%

                           2005      2004      2003      2002       2001
                           ----      ----      ----      ----       ----
EQUITY INCOME FUND
------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.18     $9.34     $8.53    $10.64     $18.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.26      0.26      0.28      0.21       0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.99      0.85      0.80     (2.11)     (4.07)
                           ----      ----      ----     -----      -----
 Total From Investment
            Operations     1.25      1.11      1.08     (1.90)     (3.97)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.31)    (0.27)    (0.27)    (0.21)     (0.10)
 Distributions from
  Realized Gains......       --        --        --        --      (3.66)
  ----                                                             -----
   Total Dividends and
         Distributions    (0.31)    (0.27)    (0.27)    (0.21)     (3.76)
                          -----     -----     -----     -----      -----
Net Asset Value, End
 of Period............   $11.12    $10.18     $9.34     $8.53     $10.64
                         ======    ======     =====     =====     ======
Total Return /(b)/ ...    12.29%    12.06%    12.85%   (18.02)%   (26.41)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,720   $11,415    $9,775    $9,982    $15,152
 Ratio of Expenses to
  Average Net Assets..     2.23%     2.10%     2.34%     2.37%      2.15%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.27%     2.10%       --        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.38%     2.72%     3.14%     2.19%      0.66%
 Portfolio Turnover
  Rate................     88.4%    134.7%     19.1%     79.4%     106.2%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit began on March 1, 2004 and ceased on June 30, 2005.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(G)/
                           ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
CLASS A SHARES /(A)/
--------------
Net Asset Value,
 Beginning of Period..    $10.38
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.25)
                           -----
 Total From Investment
            Operations     (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.14)
   Total Dividends and
         Distributions     (0.14)
                           -----
Net Asset Value, End
 of Period............    $10.11
                          ======
Total Return /(e)/ ...     (1.28)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $244,381
 Ratio of Expenses to
  Average Net Assets..      0.81%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............      0.77%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.35%/(f)/
 Portfolio Turnover
  Rate................     542.3%/(b)/

                           2005/(G)/
                           ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.38
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.26)
                           -----
 Total From Investment
            Operations     (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)
   Total Dividends and
         Distributions     (0.10)
                           -----
Net Asset Value, End
 of Period............    $10.11
                          ======
Total Return /(e)/ ...     (1.62)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $47,116
 Ratio of Expenses to
  Average Net Assets..      1.74%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............      1.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.42%/(f)/
 Portfolio Turnover
  Rate................     542.3%/(b)/



/(a) /Effective September 30, 2005, Government Securities Fund changed its name to Government & High Quality Bond Fund.
/(b) /Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc. /(c) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(d) /Calculated based on average shares outstanding during the period.
/(e) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(f) /Computed on an annualized basis.
/(g) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(h) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(G)/

INFLATION PROTECTION FUND
-------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.13
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.32)

 Total From Investment
            Operations  (0.11)
Less Dividends and
 Distributions:
 Dividends from Net     (0.17)
  ----stment Income...
   Total Dividends and  (0.17)
         Distributions

Net Asset Value, End    $9.85
 of Period............

Total Return /(c)/ ...  (1.09)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,500
 Ratio of Expenses to
  Average Net Assets
  /(d)/ ..............  1.10%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)// (d)// / .....  1.10%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  6.26%/(f)/
 Portfolio Turnover
  Rate................  45.5%



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without front-end sales charge or contingent deferred sales charge.
/(d) /Reflects Manager's contractual expense limit.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $17.32
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.05

 Total From Investment  2.11
  ----      Operations
Net Asset Value, End    $19.43
 of Period............

Total Return /(c)/ ...  12.18%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $55,053
 Ratio of Expenses to
  Average Net Assets..  1.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.91%/(d)/
 Portfolio Turnover
  Rate................  181.2%/(a)/

                        2005/(E)/

INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $17.32
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.05

 Total From Investment  2.02
  ----      Operations
Net Asset Value, End    $19.34
 of Period............

Total Return /(c)/ ...  11.66%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,520
 Ratio of Expenses to
  Average Net Assets..  3.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.48)%/(d)/
 Portfolio Turnover
  Rate................  181.2%/(a)/



/(a) /Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc. /(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

LARGECAP GROWTH FUND
--------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $6.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.31

 Total From Investment  0.30
    ---     Operations
Net Asset Value, End    $7.09
 of Period............

Total Return /(c)/ ...  4.42%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $270,930
 Ratio of Expenses to
  Average Net Assets..  1.01%/(f)/
 Ratio of Net
  Investment Income to  (0.24
  Average Net Assets..  )  /(f)/
 Portfolio Turnover
  Rate................  169.0%/(a)/

                        2005/(E)/

LARGECAP GROWTH FUND
--------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $6.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.30

 Total From Investment  0.28
    ---     Operations
Net Asset Value, End    $7.07
 of Period............

Total Return /(c)/ ...  4.12%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,551
 Ratio of Expenses to
  Average Net Assets..  1.73%/(f)/
 Ratio of Net
  Investment Income to  (0.96
  Average Net Assets..  )  /(f)/
 Portfolio Turnover
  Rate................  169.0%/(a)/



/(a) /Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Total return amounts have not been annualized.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.04

 Total From Investment  0.07
    ---     Operations
Net Asset Value, End    $8.66
 of Period............

Total Return /(c)/ ...  0.81%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $72,994
 Ratio of Expenses to
  Average Net Assets..  0.64%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.03%/(d)/
 Portfolio Turnover
  Rate................  11.5%/(a)/



/(a) /Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

LARGECAP VALUE FUND
-------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.31
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.02)

 Total From Investment  0.03
   ---      Operations
Net Asset Value, End    $11.34
 of Period............

Total Return  /(c)/ ..  0.27%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $281,278
 Ratio of Expenses to
  Average Net Assets..  0.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.18%/(d)/
 Portfolio Turnover
  Rate................  181.1%/(a)/

                        2005/(E)/

LARGECAP VALUE FUND
-------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.31
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.01)

 Total From Investment  0.02
   ---      Operations
Net Asset Value, End    $11.33
 of Period............

Total Return  /(c)/ ..  0.18%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $24,515
 Ratio of Expenses to
  Average Net Assets..  1.22%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.77%/(d)/
 Portfolio Turnover
  Rate................  181.1%/(a)/



/(a) /Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

MIDCAP BLEND FUND
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $13.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.49

 Total From Investment  0.50
    ---     Operations
Net Asset Value, End    $13.78
 of Period............

Total Return /(c)/ ...  3.77%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $517,870
 Ratio of Expenses to
  Average Net Assets
  /(d)/ ..............  1.02%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.21%/(g)/
 Portfolio Turnover
  Rate................  133.8%/(a)/

                        2005/(E)/

MIDCAP BLEND FUND
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $13.28
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.48

 Total From Investment  0.48
    ---     Operations
Net Asset Value, End    $13.76
 of Period............

Total Return /(c)/ ...  3.61%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $71,900
 Ratio of Expenses to
  Average Net Assets
  /(d)/ ..............  1.32%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.09)%/(g)/
 Portfolio Turnover
  Rate................  133.8%/(a)/



/(a) /Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Reflects Manager's contractual expense limit.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/
                           ----
MONEY MARKET FUND
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.010
   ----
 Total From Investment
            Operations     0.010
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.010)
   ----
   Total Dividends and
         Distributions    (0.010)
                          ------
Net Asset Value, End
 of Period............    $1.000
                          ======
Total Return /(c)/ ...      1.02%/(a)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $344,589
 Ratio of Expenses to
  Average Net Assets..      0.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.95%/(d)/

                           2005/(E)/
                           ----
MONEY MARKET FUND
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.006
   ----
 Total From Investment
            Operations     0.006
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.006)
   ----
   Total Dividends and
         Distributions    (0.006)
                          ------
Net Asset Value, End
 of Period............    $1.000
                          ======
Total Return /(c)/ ...      0.59%/(a)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,099
 Ratio of Expenses to
  Average Net Assets..      1.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.67%/(d)/



/(a) /Total return amounts have not been annualized.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.30
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.05

 Total From Investment  0.05
   ----     Operations
Net Asset Value, End    $10.35
 of Period............

Total Return /(c)/ ...  0.49%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $52,211
 Ratio of Expenses to
  Average Net Assets..  1.44%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.01)%/(d)/
 Portfolio Turnover
  Rate................  51.8%/(a)/

                        2005/(E)/

PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.05

 Total From Investment  0.02
   ----     Operations
Net Asset Value, End    $10.32
 of Period............

Total Return /(c)/ ...  0.19%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,978
 Ratio of Expenses to
  Average Net Assets..  2.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.71)%/(d)/
 Portfolio Turnover
  Rate................  51.8%/(a)/



/(a) /Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.15

 Total From Investment  0.16
   ----     Operations
Net Asset Value, End    $8.36
 of Period............

Total Return /(c)/ ...  1.95%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $126,739
 Ratio of Expenses to
  Average Net Assets..  1.04%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.41%/(d)/
 Portfolio Turnover
  Rate................  148.8%/(a)/

                        2005/(E)/

PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.20
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.15

 Total From Investment  0.15
   ----     Operations
Net Asset Value, End    $8.35
 of Period............

Total Return /(c)/ ...  1.83%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,617
 Ratio of Expenses to
  Average Net Assets..  1.47%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.02)%/(d)/
 Portfolio Turnover
  Rate................  148.8%/(a)/



/(a) /Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $7.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.17

 Total From Investment  0.15
   ----     Operations
Net Asset Value, End    $8.08
 of Period............

Total Return /(c)/ ...  1.89%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $48,782
 Ratio of Expenses to
  Average Net Assets..  1.47%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.86)%/(d)/
 Portfolio Turnover
  Rate................  66.5%/(a)/

                        2005/(E)/

PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $7.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.18

 Total From Investment  0.13
   ----     Operations
Net Asset Value, End    $8.06
 of Period............

Total Return /(c)/ ...  1.64%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,707
 Ratio of Expenses to
  Average Net Assets..  2.39%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.79)%/(d)/
 Portfolio Turnover
  Rate................  66.5%/(a)/



/(a) /Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.11

 Total From Investment  0.09
   ----     Operations
Net Asset Value, End    $8.15
 of Period............

Total Return /(c)/ ...  1.12%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $141
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............  1.70%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.80)%/(d)/
 Portfolio Turnover
  Rate................  95.2%



/(a) /Reflects Manager's contractual expense limit.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $13.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.10)

 Total From Investment  (0.08)
     ----   Operations
Net Asset Value, End    $13.51
 of Period............

Total Return /(c)/ ...  (0.59)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $53,806
 Ratio of Expenses to
  Average Net Assets..  1.49%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.47%/(d)/
 Portfolio Turnover
  Rate................  28.1%/(a)/

                        2005/(E)/

PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $13.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.10)

 Total From Investment  (0.12)
     ----   Operations
Net Asset Value, End    $13.47
 of Period............

Total Return /(c)/ ...  (0.88)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,509
 Ratio of Expenses to
  Average Net Assets..  2.28%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.33)%/(d)/
 Portfolio Turnover
  Rate................  28.1%/(a)/



/(a) /Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.41

 Total From Investment  0.37
    ---     Operations
Net Asset Value, End    $8.77
 of Period............

Total Return /(c)/ ...  4.40%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,628
 Ratio of Expenses to
  Average Net Assets
  /(d)/ ..............  1.75%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.40)%/(g)/
 Portfolio Turnover
  Rate................  185.7%/(a)/

                        2005/(E)/

PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.41

 Total From Investment  0.35
    ---     Operations
Net Asset Value, End    $8.75
 of Period............

Total Return /(c)/ ...  4.17%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,436
 Ratio of Expenses to
  Average Net Assets
  /(d)/ ..............  2.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (2.14)%/(g)/
 Portfolio Turnover
  Rate................  185.7%/(a)/



/(a) /Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Reflects Manager's contractual expense limit.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(C)/

PARTNERS MIDCAP GROWTH FUND I
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.44

 Total From Investment  0.40
   ----     Operations
Net Asset Value, End    $11.87
 of Period............

Total Return /(b)/ ...  3.49%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $365
 Ratio of Expenses to
  Average Net Assets
  /(f)/ ..............  1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.90)%/(e)/
 Portfolio Turnover
  Rate................  84.5%



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Reflects Manager's contractual expense limit.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $14.86
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.25

 Total From Investment  0.22
   ----     Operations
Net Asset Value, End    $15.08
 of Period............

Total Return /(c)/ ...  1.48%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,196
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............  1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.62)%/(d)/
 Portfolio Turnover
  Rate................  87.9%

                        2005/(E)/

PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $14.86
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.26

 Total From Investment  0.19
   ----     Operations
Net Asset Value, End    $15.05
 of Period............

Total Return /(c)/ ...  1.28%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $427
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............  2.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.29)%/(d)/
 Portfolio Turnover
  Rate................  87.9%



/(a) /Reflects Manager's contractual expense limit.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.72
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.18

 Total From Investment  0.13
   ----     Operations
Net Asset Value, End    $8.85
 of Period............

Total Return /(c)/ ...  1.49%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,137
 Ratio of Expenses to
  Average Net Assets
  /(d)/ ..............  1.95%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.68)%/(g)/
 Portfolio Turnover
  Rate................  53.4%/(a)/

                        2005/(E)/

PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.72
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.19

 Total From Investment  0.11
   ----     Operations
Net Asset Value, End    $8.83
 of Period............

Total Return /(c)/ ...  1.26%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,720
 Ratio of Expenses to
  Average Net Assets
  /(d)/ ..............  2.70%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (2.43)%/(g)/
 Portfolio Turnover
  Rate................  53.4%/(a)/



/(a) /Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Reflects Manager's contractual expense limit.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/

PREFERRED SECURITIES FUND
-------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.94
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.26)

 Total From Investment
            Operations  (0.07)
Less Dividends and
 Distributions:
 Dividends from Net     (0.27)
  Investment Income...

   Total Dividends and  (0.27)
         Distributions

Net Asset Value, End    $10.60
 of Period............

Total Return /(b)/ ...  (0.66)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,174
 Ratio of Expenses to
  Average Net Assets
  /(c)/ ..............  1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  5.07%/(d)/
 Portfolio Turnover
  Rate................  17.8%



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Reflects Manager's contractual expense limit.
/(d) /Computed on an annualized basis.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(F)/

PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $12.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............  0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.02

 Total From Investment  0.07
            Operations
Net Asset Value, End    $12.11
 of Period............

Total Return /(d)/ ...  0.58%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,070
 Ratio of Expenses to
  Average Net Assets
  /(a)// (b)// / .....  1.30%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.27%/(e)/
 Portfolio Turnover
  Rate................  10.2%



/(a) /Reflects Manager's contractual expense limit.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(e) /Computed on an annualized basis.
/(f) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(g) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(F)/

PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $12.13
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............  0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.12

 Total From Investment  0.15
   ----     Operations
Net Asset Value, End    $12.28
 of Period............

Total Return /(d)/ ...  1.24%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,655
 Ratio of Expenses to
  Average Net Assets
  /(a)// (b)// / .....  1.40%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.75%/(e)/
 Portfolio Turnover
  Rate................  5.5%

                        2005/(F)/

PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $12.13
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............  --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.11

 Total From Investment  0.11
   ----     Operations
Net Asset Value, End    $12.24
 of Period............

Total Return /(d)/ ...  0.91%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $979
 Ratio of Expenses to
  Average Net Assets
  /(a)// (b)// / .....  2.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.04)%/(e)/
 Portfolio Turnover
  Rate................  5.5%



/(a) /Reflects Manager's contractual expense limit.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(e) /Computed on an annualized basis.
/(f) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(g) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/

PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.18

 Total From Investment  0.19
  ----      Operations
Net Asset Value, End    $12.07
 of Period............

Total Return /(c)/ ...  1.60%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,564
 Ratio of Expenses to
  Average Net Assets
  /(a) //(g)// / .....  1.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.14%/(f)/
 Portfolio Turnover
  Rate................  4.8%

                        2005/(D)/

PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.19

 Total From Investment  0.16
  ----      Operations
Net Asset Value, End    $12.04
 of Period............

Total Return /(c)/ ...  1.35%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $789
 Ratio of Expenses to
  Average Net Assets
  /(a) //(g)/.........  2.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.68)%/(f)/
 Portfolio Turnover
  Rate................  4.8%



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Reflects Manager's contractual expense limit.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/

PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.24

 Total From Investment  0.22
  ----      Operations
Net Asset Value, End    $12.18
 of Period............

Total Return /(c)/ ...  1.84%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,433
 Ratio of Expenses to
  Average Net Assets
  /(a) //(g)/.........  1.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.38)%/(f)/
 Portfolio Turnover
  Rate................  7.1%

                        2005/(D)/

PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.25

 Total From Investment  0.20
  ----      Operations
Net Asset Value, End    $12.16
 of Period............

Total Return /(c)/ ...  1.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $621
 Ratio of Expenses to
  Average Net Assets
  /(a)// (g)// / .....  2.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.17)%/(f)/
 Portfolio Turnover
  Rate................  7.1%



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Reflects Manager's contractual expense limit.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/

PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.48
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.30

 Total From Investment  0.26
   ----     Operations
Net Asset Value, End    $11.74
 of Period............

Total Return /(c)/ ...  2.26%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $553
 Ratio of Expenses to
  Average Net
  Assets/(a) //(g)/...  1.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.93)%/(f)/
 Portfolio Turnover
  Rate................  7.5%



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Reflects Manager's contractual expense limit.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.06)

 Total From Investment  0.02
   ----     Operations
Net Asset Value, End    $11.98
 of Period............

Total Return /(c)/ ...  0.17%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,832
 Ratio of Expenses to
  Average Net Assets
  /(a)// (g)// / .....  1.30%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.90%/(f)/
 Portfolio Turnover
  Rate................  43.8%



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Reflects Manager's contractual expense limit.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/
                          ----
REAL ESTATE SECURITIES FUND
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $20.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35
                           ----
 Total From Investment
            Operations     0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)
                          -----
   Total Dividends and
         Distributions    (0.13)
                          -----
Net Asset Value, End
 of Period............   $20.43
                         ======
Total Return /(b)/ ...     2.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $80,894
 Ratio of Expenses to
  Average Net Assets..     1.49%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.29%/(e)/
 Portfolio Turnover
  Rate................     26.7%/(f)/

                          2005/(C)/
                          ----
REAL ESTATE SECURITIES FUND
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $20.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35
                           ----
 Total From Investment
            Operations     0.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)
                          -----
   Total Dividends and
         Distributions    (0.06)
                          -----
Net Asset Value, End
 of Period............   $20.44
                         ======
Total Return /(b)/ ...     1.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,712
 Ratio of Expenses to
  Average Net Assets..     2.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.39%/(e)/
 Portfolio Turnover
  Rate................     26.7%/(f)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/
                           ----
SHORT-TERM BOND FUND
--------------------
CLASS A SHARES/(//A)/
--------------
Net Asset Value,
 Beginning of Period..    $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.10)
                           -----
 Total From Investment
            Operations      0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.16)
                           -----
   Total Dividends and
         Distributions     (0.16)
                           -----
Net Asset Value, End
 of Period............     $9.97
                           =====
Total Return /(d)/ ...      0.07%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $122,471
 Ratio of Expenses to
  Average Net Assets..      0.80%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      0.70%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.15%/(g)/
 Portfolio Turnover
  Rate................     110.8%/(h)/



/(a) /Effective September 30, 2005, High Quality Short-Term Bond Fund changed its name to Short-Term Bond Fund.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(e) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/
                          ----
SMALLCAP BLEND FUND
-------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $15.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25
                           ----
 Total From Investment
            Operations     0.24
   ----
Net Asset Value, End
 of Period............   $15.93
                         ======
Total Return /(b)/ ...     1.53%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $97,133
 Ratio of Expenses to
  Average Net Assets..     1.37%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.27)%/(e)/
 Portfolio Turnover
  Rate................    137.4%/(f)/

                          2005/(C)/
                          ----
SMALLCAP BLEND FUND
-------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $15.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26
                           ----
 Total From Investment
            Operations     0.20
   ----
Net Asset Value, End
 of Period............   $15.89
                         ======
Total Return /(b)/ ...     1.27%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,241
 Ratio of Expenses to
  Average Net Assets..     2.22%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.13)%/(e)/
 Portfolio Turnover
  Rate................    137.4%/(f)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(C)/

SMALLCAP VALUE FUND
-------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $16.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.52

 Total From Investment  0.51
  ---       Operations
Net Asset Value, End    $17.49
 of Period............

Total Return /(b)/ ...  3.00%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,302
 Ratio of Expenses to
  Average Net Assets
  /(g)/ ..............  1.70%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.18)%/(e)/
 Portfolio Turnover
  Rate................  133.7%

                        2005/(C)/

SMALLCAP VALUE FUND
-------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $16.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.62

 Total From Investment  0.57
  ---       Operations
Net Asset Value, End    $17.55
 of Period............

Total Return /(b)/ ...  3.36%/(f)(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $439
 Ratio of Expenses to
  Average Net Assets
  /(g)/ ..............  2.45%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.82)%/(e)/
 Portfolio Turnover
  Rate................  133.7%



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Period from June 28, 2005, date shares first offered, through October 31,
  2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /During 2005, the Fund processed a significant (relative to the Class) "As
  Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
/(g) /Reflects Manager's contractual expense limit.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005          2004       2003       2002          2001
                            ----          ----       ----       ----          ----
TAX-EXEMPT BOND FUND
--------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.48        $12.31     $12.29     $12.10        $11.65
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.46          0.46       0.47      0.48/(d)/      0.54
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.25)         0.18       0.05      0.18/(d)/      0.51
   ----                                   ----       ----      ----           ----
 Total From Investment
            Operations      0.21          0.64       0.52       0.66          1.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.44)        (0.44)     (0.45)     (0.47)        (0.55)
 Distributions from
  Realized Gains......     (0.39)        (0.03)     (0.05)        --         (0.05)
  -----                                  -----      -----                    -----
   Total Dividends and
         Distributions     (0.83)        (0.47)     (0.50)     (0.47)        (0.60)
  ----                                   -----      -----      -----         -----
Net Asset Value, End
 of Period............    $11.86        $12.48     $12.31     $12.29        $12.10
                          ======        ======     ======     ======        ======
Total Return /(b)/ ...      1.73%         5.31%      4.25%      5.64%         9.28%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $156,023      $166,930   $178,379   $183,100      $167,016
 Ratio of Expenses to
  Average Net
  Assets/(c)/ ........      0.78%         0.76%      0.81%      0.77%         0.82%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.80%         3.72%      3.71%      4.02%/(d)/    4.59%
 Portfolio Turnover
  Rate................      54.2%         70.3%      31.2%      60.0%         51.8%

                            2005          2004       2003       2002          2001
                            ----          ----       ----       ----          ----
TAX-EXEMPT BOND FUND
--------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.55        $12.36     $12.32     $12.16        $11.71
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.42          0.41       0.38      0.38/(e)/      0.48
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.25)         0.15       0.07      0.17/(e)/      0.51
                           -----          ----       ----      ----           ----
 Total From Investment
            Operations      0.17          0.56       0.45       0.55          0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.39)        (0.34)     (0.36)     (0.39)        (0.49)
 Distributions from
  Realized Gains......     (0.39)        (0.03)     (0.05)        --         (0.05)
  -----                                  -----      -----                    -----
   Total Dividends and
         Distributions     (0.78)        (0.37)     (0.41)     (0.39)        (0.54)
  ----                                   -----      -----      -----         -----
Net Asset Value, End
 of Period............    $11.94        $12.55     $12.36     $12.32        $12.16
                          ======        ======     ======     ======        ======
Total Return /(b)/ ...      1.40%         4.88%      3.68%      4.67%         8.70%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,849       $10,742    $13,254    $13,848       $12,122
 Ratio of Expenses to
  Average Net
  Assets/(c)/ ........      1.13%         1.15%      1.44%      1.60%         1.33%
 Ratio of Gross
  Expenses to Average
  Net Assets..........      1.13%/(c)/      --         --         --            --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.44%         3.32%      3.07%      3.19%/(e)/    4.07%
 Portfolio Turnover
  Rate................      54.2%         70.3%      31.2%      60.0%         51.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Effective July 1, 2005, the Manager has contractually agreed to limit the Fund's expenses to ensure the expenses do not exceed 0.76% and 1.15% for Class A and
        Class B respectively.
/(d) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class A per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.
/(e) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class B per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.

See accompanying notes.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of Principal Investors Fund, Inc., performance numbers shown would differ. Although Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


The following pages contain information on the historical performance of each Fund's Class A shares. Historical performance for periods prior to the date on which a Fund's Class A shares were first offered for sale is based on the performance of another share class. In the case of the Equity Income Fund and the Tax-Exempt Bond Fund, performance is based on the performance of the Class A shares of each Fund's predecessor. In the case of each other Fund, performance is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares (from the dates shown on the following tables), adjusted to reflect the expenses of the Fund's Class A shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit www.principal.com and click on rates and values.

                                                                                                AVERAGE ANNUAL TOTAL RETURNS*
                                                                                                 (THROUGH DECEMBER 31, 2005)


                                                                                                        YTD
                                                                                          ---------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                                6.54
 S&P 500 Index                                                                                          4.91
 Morningstar Large Blend Category Average                                                               5.77

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                                8.23
 Russell 1000 Value Index                                                                               7.05
 Morningstar Large Value Category Average                                                               5.88

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                               11.10
 Columbus Circle Investors Large Capitalization Composite/(2)/                                         11.77
 Russell 1000 Growth Index                                                                              5.26
 Morningstar Large Growth Category Average                                                              6.46

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                                4.17
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                                          4.91
 Morningstar Large Blend Category Average                                                               5.77

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                                6.30
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                               7.05
 Morningstar Large Value Category Average                                                               5.88

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                                4.04
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index                                                                                          4.91
 Morningstar Large Blend Category Average                                                               5.77

                                                                                          ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                                                       1 YR
                                                                                          ---------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                                6.54
 S&P 500 Index                                                                                          4.91
 Morningstar Large Blend Category Average                                                               5.77

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                                8.23
 Russell 1000 Value Index                                                                               7.05
 Morningstar Large Value Category Average                                                               5.88

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                               11.10
 Columbus Circle Investors Large Capitalization Composite/(2)/                                         11.77
 Russell 1000 Growth Index                                                                              5.26
 Morningstar Large Growth Category Average                                                              6.46

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                                4.17
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                                          4.91
 Morningstar Large Blend Category Average                                                               5.77

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                                6.30
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                               7.05
 Morningstar Large Value Category Average                                                               5.88

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                                4.04
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index                                                                                          4.91
 Morningstar Large Blend Category Average                                                               5.77

                                                                                          ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                                                       3 YR
                                                                                          ------------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                               15.08
 S&P 500 Index                                                                                         14.38
 Morningstar Large Blend Category Average                                                              14.00

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                               13.01
 Russell 1000 Value Index                                                                              17.49
 Morningstar Large Value Category Average                                                              15.58

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                               15.83///(1//)/
 Columbus Circle Investors Large Capitalization Composite/(2)/                                         16.96
 Russell 1000 Growth Index                                                                             13.23
 Morningstar Large Growth Category Average                                                             13.88

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                               13.40
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                                         14.38
 Morningstar Large Blend Category Average                                                              14.00

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                               14.12
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                              17.49
 Morningstar Large Value Category Average                                                              15.58

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                               11.98
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/                                          16.05
 S&P 500 Index                                                                                         14.38
 Morningstar Large Blend Category Average                                                              14.00

                                                                                          ------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                                                       5 YR
                                                                                          ---------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                                 N/A
 S&P 500 Index                                                                                          0.54
 Morningstar Large Blend Category Average                                                               0.50

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                               -1.99
 Russell 1000 Value Index                                                                               5.28
 Morningstar Large Value Category Average                                                               3.96

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                               -3.57
 Columbus Circle Investors Large Capitalization Composite/(2)/                                         -2.55
 Russell 1000 Growth Index                                                                             -3.58
 Morningstar Large Growth Category Average                                                             -3.36

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                               -0.29
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                                          0.54
 Morningstar Large Blend Category Average                                                               0.50

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                                3.52
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                               5.28
 Morningstar Large Value Category Average                                                               3.96

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                                1.49
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/                                           2.13
 S&P 500 Index                                                                                          0.54
 Morningstar Large Blend Category Average                                                               0.50

                                                                                          ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.



                                                                                                          LIFE
                                                                                            10 YR        OF FUND
                                                                                          ---------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                      N/A       15.07
 S&P 500 Index                                                                               9.07       14.39
 Morningstar Large Blend Category Average                                                    8.12       14.15

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                     6.14        6.89
 Russell 1000 Value Index                                                                   10.94       12.31
 Morningstar Large Value Category Average                                                    8.85       10.38

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                      N/A       -4.83///(1//)/
 Columbus Circle Investors Large Capitalization Composite/(2)/                               9.80
 Russell 1000 Growth Index                                                                   6.73       -3.58
 Morningstar Large Growth Category Average                                                   6.95       -3.07

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                      N/A       -0.74
Principal Global Investors S&P 500 Index Composite                                           8.68
 S&P 500 Index                                                                               9.07        0.54
 Morningstar Large Blend Category Average                                                    8.12        0.67

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                      N/A        4.11
Principal Global Investors Large Cap Value Composite                                         9.31
 Russell 1000 Value Index                                                                   10.94        5.28
 Morningstar Large Value Category Average                                                    8.85        4.05

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                      N/A        1.84
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/                                 N/A
 S&P 500 Index                                                                               9.07        0.54
 Morningstar Large Blend Category Average                                                    8.12        0.67

                                                                                          ---------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
                                                                                                    ANNUAL TOTAL RETURNS*
                                                                                                   (YEAR ENDED DECEMBER 31)


                                                                                             2005        2004        2003
                                                                                          ---------------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                     6.54       12.16       27.54
 S&P 500 Index                                                                               4.91       10.87       28.67
 Morningstar Large Blend Category Average                                                    5.77        9.96       26.72

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                     8.23       17.35       13.62
 Russell 1000 Value Index                                                                    7.05       16.49       30.03
 Morningstar Large Value Category Average                                                    5.88       12.91       28.40

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                    11.10        8.72       28.66///(1//)/
 Columbus Circle Investors Large Capitalization Composite/(2)/
 Russell 1000 Growth Index                                                                   5.26        6.30       29.76
 Morningstar Large Growth Category Average                                                   6.46        7.64       28.55

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                     4.17        9.89       27.38
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                               4.91       10.87       28.67
 Morningstar Large Blend Category Average                                                    5.77        9.96       26.72

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                     6.30       12.06       24.77
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                    7.05       16.49       30.03
 Morningstar Large Value Category Average                                                    5.88       12.91       28.40

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                     4.04        9.64       23.09
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index                                                                               4.91       10.87       28.67
 Morningstar Large Blend Category Average                                                    5.77        9.96       26.72

                                                                                          ---------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                                             2002         2001         2000
                                                                                          ---------------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A
 S&P 500 Index                                                                              -11.88        -9.11        21.04
 Morningstar Large Blend Category Average                                                   -13.68        -6.97        19.72

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                    -12.73       -28.20        18.23
 Russell 1000 Value Index                                                                   -15.52        -5.59         7.02
 Morningstar Large Value Category Average                                                   -18.92        -5.37         5.47

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                    -28.80       -24.65
 Columbus Circle Investors Large Capitalization Composite/(2)/
 Russell 1000 Growth Index                                                                  -27.88       -20.42       -22.42
 Morningstar Large Growth Category Average                                                  -27.73       -23.63       -14.09

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                    -22.70       -12.56
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                              -22.11       -11.88        -9.11
 Morningstar Large Blend Category Average                                                   -22.02       -13.68        -6.97

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                    -13.32        -7.73
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                   -15.52        -5.59         7.02
 Morningstar Large Value Category Average                                                   -18.92        -5.37         5.47

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                    -16.85        -7.77
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index                                                                              -22.11       -11.88        -9.11
 Morningstar Large Blend Category Average                                                   -22.02       -13.68        -6.97

                                                                                          ---------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                                          1999   1998   1997    1996
                                                                                          ----------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A
 S&P 500 Index                                                                            28.58  33.36  22.96   37.58
 Morningstar Large Blend Category Average                                                 21.95  27.43  20.37   31.99

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                   2.25  22.50  29.58    4.56
 Russell 1000 Value Index                                                                  7.35  15.63  35.18   21.64
 Morningstar Large Value Category Average                                                  6.63  13.10  27.01   20.79

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A
 Columbus Circle Investors Large Capitalization Composite/(2)/
 Russell 1000 Growth Index                                                                33.16  38.71  30.49   23.12
 Morningstar Large Growth Category Average                                                39.72  33.56  25.00   18.95

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                            21.04  28.58  33.36   22.96
 Morningstar Large Blend Category Average                                                 19.72  21.95  27.43   20.37

LARGECAP VALUE FUND (12/06/2000)
 CLASS A
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                  7.35  15.63  35.18   21.64
 Morningstar Large Value Category Average                                                  6.63  13.10  27.01   20.79

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index                                                                            21.04  28.58  33.36   22.96
 Morningstar Large Blend Category Average                                                 19.72  21.95  27.43   20.37

                                                                                          ----------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charge      s     ch      we     flected,
 results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.

PERFORMANCE RESULTS - LARGECAP US EQUITY FUNDS

                                                                                      AVERAGE ANNUAL TOTAL RETURNS*
                                                                                       (THROUGH DECEMBER 31, 2005)


                                                                        YTD       1 YR        3 YR        5 YR       10 YR
                                                                     ----------------------------------------------------------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A                                                               5.58       5.58       13.96       -1.77         N/A
Goldman Sachs Large Cap Blend Composite/(1)/                                                              1.90        9.92
Wellington LargeCap Blend Composite/(2)/                                                                 -1.61        8.55
 S&P 500 Index                                                         4.91       4.91       14.38        0.54        9.07
 Morningstar Large Blend Category Average                              5.77       5.77       14.00        0.50        8.12

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A                                                               6.82       6.82       12.53       -2.79         N/A
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/                                                                      18.34         N/A         N/A
 Russell 1000 Growth Index                                             5.26       5.26       13.23       -3.58        6.73
 Morningstar Large Growth Category Average                             6.46       6.46       13.88       -3.36        6.95

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A                                                               3.93       3.93       12.20       -3.27         N/A
American Century Large Cap Growth Equity Composite                                                                    7.26
 Russell 1000 Growth Index                                             5.26       5.26       13.23       -3.58        6.73
 Morningstar Large Growth Category Average                             6.46       6.46       13.88       -3.36        6.95

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                               4.61       4.61       14.26        6.07         N/A
 Russell 1000 Value Index                                              7.05       7.05       17.49        5.28       10.94
 Morningstar Large Value Category Average                              5.88       5.88       15.58        3.96        8.85

                                                                     ----------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02
                                                                                                           ANNUAL TOTAL RETURNS*
                                                                                                          (YEAR ENDED DECEMBER 31)

                                                                         LIFE
                                                                       OF FUND                 2005        2004        2003
                                                                     --------------          -----------------------------------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A                                                                -2.12                  5.58       10.17       27.24
Goldman Sachs Large Cap Blend Composite/(1)/
Wellington LargeCap Blend Composite/(2)/
 S&P 500 Index                                                           0.54                  4.91       10.87       28.67
 Morningstar Large Blend Category Average                                0.67                  5.77        9.96       26.72

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A                                                                -3.90                  6.82        8.40       23.05
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/
 Russell 1000 Growth Index                                              -3.58                  5.26        6.30       29.76
 Morningstar Large Growth Category Average                              -3.07                  6.46        7.64       28.55

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                -4.36                  3.93        8.55       25.20
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index                                              -3.58                  5.26        6.30       29.76
 Morningstar Large Growth Category Average                              -3.07                  6.46        7.64       28.55

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                 6.97                  4.61       12.58       26.65
 Russell 1000 Value Index                                                5.28                  7.05       16.49       30.03
 Morningstar Large Value Category Average                                4.05                  5.88       12.91       28.40

                                                                     --------------          -----------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02




                                                                        2002         2001         2000      1999   1998   1997
                                                                     ------------------------------------------------------------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A                                                               -25.34       -17.24
Goldman Sachs Large Cap Blend Composite/(1)/
Wellington LargeCap Blend Composite/(2)/
 S&P 500 Index                                                         -22.11       -11.88        -9.11     21.04  28.58  33.36
 Morningstar Large Blend Category Average                              -22.02       -13.68        -6.97     19.72  21.95  27.43

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A                                                               -28.33       -14.99
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/
 Russell 1000 Growth Index                                             -27.88       -20.42       -22.42     33.16  38.71  30.49
 Morningstar Large Growth Category Average                             -27.73       -23.63       -14.09     39.72  33.58  25.00

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A                                                               -26.48       -18.46
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index                                             -27.88       -20.42       -22.42     33.16  38.71  30.49
 Morningstar Large Growth Category Average                             -27.73       -23.63       -14.09     39.72  33.56  25.00

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                               -14.15         4.84
 Russell 1000 Value Index                                              -15.52        -5.59         7.02      7.35  15.63  35.18
 Morningstar Large Value Category Average                              -18.92        -5.37         5.47      6.63  13.10  27.01

                                                                     ------------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02




                                                                      1996
                                                                     -------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A
Goldman Sachs Large Cap Blend Composite/(1)/
Wellington LargeCap Blend Composite/(2)/
 S&P 500 Index                                                        22.96
 Morningstar Large Blend Category Average                             20.37

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/
 Russell 1000 Growth Index                                            23.12
 Morningstar Large Growth Category Average                            18.95

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index                                            23.12
 Morningstar Large Growth Category Average                            18.95

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A
 Russell 1000 Value Index                                             21.64
 Morningstar Large Value Category Average                             20.79

                                                                     -------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02

PERFORMANCE RESULTS - LARGECAP US EQUITY FUNDS

                                                                                              AVERAGE ANNUAL TOTAL RETURNS*
                                                                                               (THROUGH DECEMBER 31, 2005)


                                                                                                    YTD
                                                                                      ---------------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                                            8.75
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                                              12.65
 Morningstar Mid-Cap Blend Category Average                                                         9.21

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                           11.23
 Russell Midcap Growth Index                                                                       12.10
 Morningstar Mid-Cap Growth Category Average                                                        9.70

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A                                                                                           12.84
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                                                       12.10
 Morningstar Mid-Cap Growth Category Average                                                        9.70

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                                           10.01
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                                                        12.65
 Morningstar Mid-Cap Value Category Average                                                         8.41

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                                            6.16
UBS U.S. Small Capitalization Growth Equity Composite/(1)/
Emerald Diversified Small Cap Growth Composite/(2)/
 Russell 2000 Growth Index                                                                          4.15
 Morningstar Small Growth Category Average                                                          5.74

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                           14.85
 MSCI US REIT Index                                                                                12.52
 Morningstar Specialty - Real Estate Category Average                                              11.59
                                                                                      ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04




                                                                                                   1 YR                3 YR
                                                                                      ----------------------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                                            8.75               18.70
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                                              12.65               23.79
 Morningstar Mid-Cap Blend Category Average                                                         9.21               20.10

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                           11.23               22.34
 Russell Midcap Growth Index                                                                       12.10               22.70
 Morningstar Mid-Cap Growth Category Average                                                        9.70               19.13

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A                                                                                           12.84                 N/A
Mellon Mid Cap Growth Composite                                                                                        21.60
 Russell Midcap Growth Index                                                                       12.10               22.70
 Morningstar Mid-Cap Growth Category Average                                                        9.70               19.13

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                                           10.01               21.78
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                                                        12.65               24.38
 Morningstar Mid-Cap Value Category Average                                                         8.41               20.46

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                                            6.16               18.86
UBS U.S. Small Capitalization Growth Equity Composite/(1)/
Emerald Diversified Small Cap Growth Composite/(2)/
 Russell 2000 Growth Index                                                                          4.15               20.93
 Morningstar Small Growth Category Average                                                          5.74               19.76

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                           14.85               28.05
 MSCI US REIT Index                                                                                12.52               26.48
 Morningstar Specialty - Real Estate Category Average                                              11.59               36.47
                                                                                      ----------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
                                                                                                                           ANNUAL
                                                                                                                            TOTAL
                                                                                                                          RETURNS*
                                                                                                     LIFE                (YEAR ENDED
                                                                                      5 YR   10 YR  OF FUND       2005   2004EMBER
                                                                                                                             31)




                                                                                      -----------------------     --------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                               7.95    N/A    8.74         8.75  17.21
Principal Global Investors Mid Cap Blend Composite                                           11.60            -
 Russell Midcap Index                                                                  8.45  12.49    8.45        12.65  20.22
 Morningstar Mid-Cap Blend Category Average                                            8.14  11.74    8.29         9.21  16.00

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                              -2.03    N/A   -2.89        11.23  11.43
 Russell Midcap Growth Index                                                           1.38   9.27    1.38        12.10  15.48
 Morningstar Mid-Cap Growth Category Average                                           0.01   8.48    0.27         9.70  12.93

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A                                                                                N/A    N/A   12.01        12.84  11.16
Mellon Mid Cap Growth Composite                                                        2.04    N/A
 Russell Midcap Growth Index                                                           1.38   9.27   13.78        12.10  15.48
 Morningstar Mid-Cap Growth Category Average                                           0.01   8.48   11.49         9.70  12.93

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                               9.50    N/A   10.71        10.01  21.66
Neuberger Berman MidCap Value Composite                                                      13.43
 Russell Midcap Value Index                                                           12.21  13.65   12.21        12.65  23.71
 Morningstar Mid-Cap Value Category Average                                            9.36  11.39   10.05         8.41  17.90

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                              -0.25    N/A   -2.78         6.16  10.03
UBS U.S. Small Capitalization Growth Equity Composite/(1)/                             4.74  11.46
Emerald Diversified Small Cap Growth Composite/(2)/                                    2.30   8.61
 Russell 2000 Growth Index                                                             2.28   4.69    2.28         4.15  14.31
 Morningstar Small Growth Category Average                                             2.17   8.16    2.39         5.74  12.09

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                              19.47    N/A   19.98        14.85  33.14
 MSCI US REIT Index                                                                   18.80  14.39   18.79        12.52  31.49
 Morningstar Specialty - Real Estate Category Average                                 18.58  14.95   18.44        11.59  31.88
                                                                                      ------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04




                                                                                      2003    2002    2001    2000
                                                                                      -------------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                              31.21   -8.91   -3.76
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                                 40.08  -16.19   -5.63    8.25
 Morningstar Mid-Cap Blend Category Average                                           36.42  -17.08   -4.96    3.37

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                              47.71  -31.56  -27.98
 Russell Midcap Growth Index                                                          42.72  -27.40  -20.16  -11.74
 Morningstar Mid-Cap Growth Category Average                                          36.09  -27.53  -21.28   -6.90

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                                          42.72  -27.40  -20.16  -11.74
 Morningstar Mid-Cap Growth Category Average                                          36.09  -27.53  -21.28   -6.90

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                              34.96  -10.59   -2.51
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                                           38.06   -9.65    2.34   19.18
 Morningstar Mid-Cap Value Category Average                                           34.38  -12.91    6.40   16.82

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                              43.74  -25.35  -21.21
UBS U.S. Small Capitalization Growth Equity Composite/(1)/
Emerald Diversified Small Cap Growth Composite/(2)/
 Russell 2000 Growth Index                                                            48.53  -30.25   -9.23  -22.43
 Morningstar Small Growth Category Average                                            45.00  -28.42   -9.02   -5.71

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                              37.30    7.81    7.52
 MSCI US REIT Index                                                                   36.74    3.64   12.83   26.81
 Morningstar Specialty - Real Estate Category Average                                 36.89    4.10    8.93   25.83
                                                                                      -------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04




                                                                                      1999    1998   1997    1996
                                                                                      -----------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                                 18.23   10.10  29.01   19.00
 Morningstar Mid-Cap Blend Category Average                                           18.70    6.77  26.45   20.44

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A
 Russell Midcap Growth Index                                                          51.29   17.86  22.54   17.48
 Morningstar Mid-Cap Growth Category Average                                          63.90   17.51  17.05   16.99

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                                          51.29   17.86  22.54   17.48
 Morningstar Mid-Cap Growth Category Average                                          63.90   17.51  17.05   16.99

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                                           -0.11    5.09  34.37   20.26
 Morningstar Mid-Cap Value Category Average                                            7.78    3.92  26.04   20.50

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A
UBS U.S. Small Capitalization Growth Equity Composite/(1)/
Emerald Diversified Small Cap Growth Composite/(2)/
 Russell 2000 Growth Index                                                            43.09    1.23  12.95   11.26
 Morningstar Small Growth Category Average                                            61.45    4.49  18.19   19.99

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A
 MSCI US REIT Index                                                                   -4.55  -16.90  18.58   35.89
 Morningstar Specialty - Real Estate Category Average                                 -3.35  -15.79  23.05   31.68
                                                                                      -----------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales chareges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04

PERFORMANCE RESULTS - SMALL/MIDCAP US EQUITY FUNDS

                                AVERAGE ANNUAL TOTAL RETURNS*                                     ANNUAL TOTAL RETURNS*
                                 (THROUGH DECEMBER 31, 2005)                                    (YEAR ENDED DECEMBER 31)

                                                                LIFE
                         YTD   1 YR    3 YR    5 YR   10 YR   OF FUND         2005    2004    2003    2002     2001    2000
                        ------------------------------------------------      ------------------------------------------------
SMALLCAP BLEND FUND
(12/06/2000)
 CLASS A                9.09   9.09   21.42    9.51     N/A    10.62          9.09   15.69   41.83   -17.67    6.85
 Russell 2000 Index     4.55   4.55   22.13    8.22    9.26     8.22          4.55   18.33   47.25   -20.48    2.49   -3.02
 Morningstar Small
 Blend Category
 Average                6.62   6.62   21.72    9.89   11.15    10.22          6.62   18.86   42.77   -16.17    8.41   12.84

SMALLCAP VALUE FUND
(12/06/2000)
 CLASS A                8.23   8.23   22.31   14.01     N/A    15.24          8.23   18.85   42.22    -3.51    9.10
Principal Global
Investors Small Cap
Value Composite                                       12.71
 Russell 2000 Value
 Index                  4.71   4.71   23.18   13.55   13.08    13.55          4.71   22.25   46.02   -11.42   14.02   22.83
 Morningstar Small
 Value Category         6.13   6.13   22.30   13.50   12.79    13.66          6.13   20.58   42.71   -10.25   17.31   16.98
 Average
                        ------------------------------------------------      ------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1999   1998   1997    1996
                        ----------------------------
SMALLCAP BLEND FUND
(12/06/2000)
 CLASS A
 Russell 2000 Index     21.26  -2.55  22.36   16.50
 Morningstar Small      18.18  -3.64  26.12   19.66
 Blend Category
 Average

SMALLCAP VALUE FUND
(12/06/2000)
 CLASS A
Principal Global
Investors Small Cap
Value Composite
 Russell 2000 Value     -1.49  -6.45  31.78   21.37
 Index
 Morningstar Small       4.49  -6.99  30.04   25.53
 Value Category
 Average                ----------------------------
*
 The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

PERFORMANCE RESULTS - SMALL/MIDCAP US EQUITY FUNDS


PERFORMANCE RESULTS - INTERNATIONAL EQUITY FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                               (THROUGH DECEMBER 31, 2005)                                    (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005   2004   2003    2002    2001    2000
                        --------------------------------------------     ---------------------------------------------
DIVERSIFIED
INTERNATIONAL FUND
(12/06/2000)
 CLASS A                23.16  23.16  25.21   4.20    N/A    4.89        23.16  19.53  33.34  -16.84  -24.76
Principal Global
Investors
International Large
Cap Composite                                        9.00
 Citigroup BMI Global
 ex-US Index            19.59  19.59  28.09   8.09   7.79    8.10        19.59  22.23  42.15  -13.81  -20.08  -12.04
 Morningstar Foreign
 Large Blend Category
 Average                14.55  14.55  21.30   2.93   6.47    3.10        14.55  17.59  33.32  -16.91  -21.83  -16.02

INTERNATIONAL EMERGING
MARKETS FUND
(12/06/2000)
 CLASS A                34.98  34.98  38.02  18.43    N/A   17.90        34.98  24.95  55.89   -7.56   -4.15
Principal Global
Investors
International Emerging
Markets Equity
Composite                                           12.61
 MSCI Emerging Markets
 Free Index - NDTR      34.00  34.00  37.84  19.08    N/A   19.09        34.00  25.56  55.82   -6.18   -2.61
 Morningstar
 Diversified Emerging
 Markets Category       31.64  31.64  36.05  18.59   7.88   18.29        31.64  23.75  55.30   -5.90   -3.73  -31.11
 Average
                        --------------------------------------------     ---------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1999    1998   1997    1996
                        -----------------------------
DIVERSIFIED
INTERNATIONAL FUND
(12/06/2000)
 CLASS A
Principal Global
Investors
International Large
Cap Composite
 Citigroup BMI Global   28.75   17.27   2.62    8.70
 ex-US Index
 Morningstar Foreign    40.08   13.55   5.99   12.31
 Large Blend Category
 Average

INTERNATIONAL EMERGING
MARKETS FUND
(12/06/2000)
 CLASS A
Principal Global
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets
 Free Index - NDTR
 Morningstar            71.86  -27.03  -3.68   13.35
 Diversified Emerging
 Markets Category
 Average                -----------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

PERFORMANCE RESULTS - FIXED INCOME FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS*                                     ANNUAL TOTAL RETURNS*
                                (THROUGH DECEMBER 31, 2005)                                    (YEAR ENDED DECEMBER 31)

                                                              LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR   OF FUND         2005   2004    2003    2002   2001    2000
                        ----------------------------------------------      ---------------------------------------------
BOND & MORTGAGE
SECURITIES FUND
(12/06/2000)
 CLASS A                2.17   2.17   3.27   5.04     N/A     5.23          2.17   4.08    3.56    8.58   6.94
Principal Global
Investors Multi Sector
Fixed Income Composite                               6.47
 Lehman Brothers
 Aggregate Bond Index   2.43   2.43   3.62   5.87    6.17     5.87          2.43   4.34    4.11   10.26   8.42   11.63
 Morningstar
 Intermediate-Term
 Bond Category Average  1.79   1.79   3.64   5.32    5.38     5.32          1.79   3.81    4.92    7.88   7.36    9.45

GOVERNMENT & HIGH
QUALITY BOND FUND
(12/06/2000)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
 CLASS A                1.60   1.60   1.93   4.03     N/A     4.17          1.60   3.08    1.12    7.98   6.55
Principal Global
Investors Mortgage
Backed Securities
Composite                                            5.66
 Lehman Brothers
 Government/Mortgage
 Index                  2.63   2.63   3.14   5.40    6.01     5.40          2.63   4.08    2.73   10.06   7.71   12.29
 Morningstar
 Intermediate
 Government Category
 Average                1.90   1.90   2.45   4.62    5.12     4.74          1.90   3.39    2.15    9.07   6.84   10.76

INFLATION PROTECTION
FUND (12/29/2004)
 CLASS A                2.35   2.35    N/A    N/A     N/A     2.64          2.35
 Lehman Brothers US
 Treasury TIPS Index    2.84   2.84   6.53   8.74     N/A     2.84          2.84   8.46    8.39   16.56   7.89   13.18
 Morningstar Long-Term
 Government Category
 Average                3.29   3.29   4.95   6.50    5.95     3.26          3.29   7.16    4.73   16.70   3.69   20.06

PREFERRED SECURITIES
FUND (05/01/2002)
 CLASS A                1.05   1.05   4.88    N/A     N/A     5.24          1.05   3.74   10.06
Spectrum Preferred
Securities Composite                         8.51    8.10
 Merrill Lynch
 Preferred Stock
 Hybrid Index           0.46   0.46   5.10   6.17     N/A     0.38          0.46   5.51    9.51    6.63   8.99   17.75
 Morningstar
 Intermediate-Term
 Bond Category Average  1.79   1.79   3.64   5.32    5.38     4.76          1.79   3.81    4.92    7.88   7.36    9.45

TAX-EXEMPT BOND FUND
(03/20/1986)
 CLASS A                2.64   2.64   3.57   5.09    4.87     6.51          2.64   3.56    4.51    9.20   5.68    7.96
 Lehman Brothers
 Municipal Bond Index   3.51   3.51   4.43   5.58    5.71     7.06          3.51   4.48    5.32    9.60   5.13   11.68
 Morningstar Muni
 National Long          3.10   3.10   3.94   4.81    4.79     6.31          3.10   3.78    4.88    7.96   4.03   10.17
 Category Average
                        ----------------------------------------------      ---------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1999   1998   1997    1996
                        ----------------------------
BOND & MORTGAGE
SECURITIES FUND
(12/06/2000)
 CLASS A
Principal Global
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers        -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar            -1.22   7.42   8.76    3.30
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH
QUALITY BOND FUND
(12/06/2000)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
 CLASS A
Principal Global
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers        -0.54   8.72   9.54    3.68
 Government/Mortgage
 Index
 Morningstar            -1.44   7.45   8.45    2.80
 Intermediate
 Government Category
 Average

INFLATION PROTECTION
FUND (12/29/2004)
 CLASS A
 Lehman Brothers US      2.63   3.95
 Treasury TIPS Index
 Morningstar Long-Term  -8.08  10.62  12.34   -1.61
 Government Category
 Average

PREFERRED SECURITIES
FUND (05/01/2002)
 CLASS A
Spectrum Preferred
Securities Composite
 Merrill Lynch          -4.68   7.37
 Preferred Stock
 Hybrid Index
 Morningstar            -1.22   7.42   8.76    3.30
 Intermediate-Term
 Bond Category Average

TAX-EXEMPT BOND FUND
(03/20/1986)
 CLASS A                -3.17   5.08   9.19    4.60
 Lehman Brothers        -2.06   6.48   9.20    4.43
 Municipal Bond Index
 Morningstar Muni       -4.86   5.31   9.27    3.31
 National Long
 Category Average       ----------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

PERFORMANCE RESULTS - SHORT-TERM FIXED INCOME FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS*                                     ANNUAL TOTAL RETURNS*
                                (THROUGH DECEMBER 31, 2005)                                    (YEAR ENDED DECEMBER 31)

                                                              LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR   OF FUND         2005   2004   2003   2002   2001   2000
                        ----------------------------------------------      ------------------------------------------
MONEY MARKET FUND
(12/06/2000)
 CLASS A                2.56   2.56   1.07   1.51     N/A     1.57          2.56   0.44   0.23   0.91   3.45
Principal Global
Investors Money Market
Composite                                            3.74
 Lehman Brothers U.S.
 Treasury Bellwethers
 3 Month Index          3.08   3.08   1.83   2.34    3.89     2.34          3.08   1.30   1.15   1.78   4.45   6.20

SHORT-TERM BOND FUND
(12/06/2000)
PREVIOUSLY HIGH
QUALITY SHORT-TERM
BOND FUND
 CLASS A                1.74   1.74   1.65   3.77     N/A     3.94          1.74   1.03   2.19   7.37   6.71
 Lehman Brothers
 Mutual Fund 1-5
 Gov't/Credit Index     1.44   1.44   2.21   4.71    5.38     4.72          1.44   1.85   3.35   8.12   9.03   8.91
 Morningstar
 Short-Term Bond        1.43   1.43   1.96   3.82    4.63     3.77          1.43   1.60   2.39   5.24   7.32   8.14
 Category Average
                        ----------------------------------------------      ------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1999  1998  1997   1996
                        ------------------------
MONEY MARKET FUND
(12/06/2000)
 CLASS A
Principal Global
Investors Money Market
Composite
 Lehman Brothers U.S.   4.91  5.33  5.53   5.38
 Treasury Bellwethers
 3 Month Index

SHORT-TERM BOND FUND
(12/06/2000)
PREVIOUSLY HIGH
QUALITY SHORT-TERM
BOND FUND
 CLASS A
 Lehman Brothers        2.09  7.63  7.13   4.67
 Mutual Fund 1-5
 Gov't/Credit Index
 Morningstar            2.12  6.28  6.51   4.35
 Short-Term Bond
 Category Average       ------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

                                AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                                 (THROUGH DECEMBER 31, 2005)                                    (YEAR ENDED DECEMBER 31)

                                                               LIFE
                         YTD   1 YR    3 YR   5 YR   10 YR   OF FUND         2005    2004    2003    2002     2001     2000
                        -----------------------------------------------      -------------------------------------------------
PRINCIPAL LIFETIME
2010 FUND (03/01/2001)
 CLASS A                4.33   4.33   10.60    N/A     N/A     5.20          4.33   10.45   17.40    -5.57
 S&P 500 Index          4.91   4.91   14.38   0.54    9.07     1.84          4.91   10.87   28.67   -22.11   -11.88   -9.11
 Lehman Brothers
 Aggregate Bond Index   2.43   2.43    3.62   5.87    6.17     5.54          2.43    4.34    4.11    10.26     8.42   11.63
 Morningstar
 Conservative
 Allocation Category
 Average                3.05   3.05    6.90   3.65    6.26     3.48          3.05    5.71   12.79    -3.15    -0.81    4.40

PRINCIPAL LIFETIME
2020 FUND (03/01/2001)
 CLASS A                6.35   6.35   12.29    N/A     N/A     5.49          6.35   10.90   20.04    -8.18
 S&P 500 Index          4.91   4.91   14.38   0.54    9.07     1.84          4.91   10.87   28.67   -22.11   -11.88   -9.11
 Lehman Brothers
 Aggregate Bond Index   2.43   2.43    3.62   5.87    6.17     5.54          2.43    4.34    4.11    10.26     8.42   11.63
 Morningstar Moderate
 Allocation Category
 Average                5.29   5.29   11.20   2.93    7.35     3.70          5.29    8.62   20.06   -11.48    -4.63    1.66

PRINCIPAL LIFETIME
2030 FUND (03/01/2001)
 CLASS A                7.02   7.02   13.23    N/A     N/A     5.10          7.02   11.41   21.75   -11.20
 S&P 500 Index          4.91   4.91   14.38   0.54    9.07     1.84          4.91   10.87   28.67   -22.11   -11.88   -9.11
 Lehman Brothers
 Aggregate Bond Index   2.43   2.43    3.62   5.87    6.17     5.54          2.43    4.34    4.11    10.26     8.42   11.63
 Morningstar Moderate
 Allocation Category
 Average                5.29   5.29   11.20   2.93    7.35     3.70          5.29    8.62   20.06   -11.48    -4.63    1.66

PRINCIPAL LIFETIME
2040 FUND (03/01/2001)
 CLASS A                7.38   7.38   13.77    N/A     N/A     5.19          7.38   11.57   22.91   -13.72
 S&P 500 Index          4.91   4.91   14.38   0.54    9.07     1.84          4.91   10.87   28.67   -22.11   -11.88   -9.11
 Lehman Brothers
 Aggregate Bond Index   2.43   2.43    3.62   5.87    6.17     5.54          2.43    4.34    4.11    10.26     8.42   11.63
 Morningstar Moderate
 Allocation Category
 Average                5.29   5.29   11.20   2.93    7.35     3.70          5.29    8.62   20.06   -11.48    -4.63    1.66

PRINCIPAL LIFETIME
2050 FUND (03/01/2001)
 CLASS A                7.76   7.76   14.52    N/A     N/A     4.18          7.76   11.74   24.72   -16.88
 S&P 500 Index          4.91   4.91   14.38   0.54    9.07     1.84          4.91   10.87   28.67   -22.11   -11.88   -9.11
 Lehman Brothers
 Aggregate Bond Index   2.43   2.43    3.62   5.87    6.17     5.54          2.43    4.34    4.11    10.26     8.42   11.63
 Morningstar Large
 Blend Category
 Average                5.77   5.77   14.00   0.50    8.12     1.82          5.77    9.96   26.72   -22.02   -13.68   -6.97

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
(03/01/2001)
 CLASS A                2.84   2.84    8.75    N/A     N/A     4.89          2.84    9.76   13.95    -2.84
 S&P 500 Index          4.91   4.91   14.38   0.54    9.07     1.84          4.91   10.87   28.67   -11.88   -11.88   -9.11
 Lehman Brothers
 Aggregate Bond Index   2.43   2.43    3.62   5.87    6.17     5.54          2.43    4.34    4.11     8.42     8.42   11.63
 Morningstar
 Conservative
 Allocation Category    3.05   3.05    6.90   3.65    6.26     3.48          3.05    5.71   12.79    -3.15    -0.81    4.40
 Average
                        -----------------------------------------------      -------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1999   1998   1997    1996
                        ----------------------------
PRINCIPAL LIFETIME
2010 FUND (03/01/2001)
 CLASS A
 S&P 500 Index          21.04  28.58  33.36   22.96
 Lehman Brothers        -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar             7.15  11.63  14.86   10.65
 Conservative
 Allocation Category
 Average

PRINCIPAL LIFETIME
2020 FUND (03/01/2001)
 CLASS A
 S&P 500 Index          21.04  28.58  33.36   22.96
 Lehman Brothers        -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar Moderate   10.34  13.20  19.35   14.15
 Allocation Category
 Average

PRINCIPAL LIFETIME
2030 FUND (03/01/2001)
 CLASS A
 S&P 500 Index          21.04  28.58  33.36   22.96
 Lehman Brothers        -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar Moderate   10.34  13.20  19.35   14.15
 Allocation Category
 Average

PRINCIPAL LIFETIME
2040 FUND (03/01/2001)
 CLASS A
 S&P 500 Index          21.04  28.58  33.36   22.96
 Lehman Brothers        -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar Moderate   10.34  13.20  19.35   14.15
 Allocation Category
 Average

PRINCIPAL LIFETIME
2050 FUND (03/01/2001)
 CLASS A
 S&P 500 Index          21.04  28.58  33.36   22.96
 Lehman Brothers        -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar Large      19.72  21.95  27.43   20.37
 Blend Category
 Average

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
(03/01/2001)
 CLASS A
 S&P 500 Index          21.04  28.58  33.36   22.96
 Lehman Brothers        -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar             7.15  11.63  14.86   10.65
 Conservative
 Allocation Category
 Average                ----------------------------
*
 The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

PERFORMANCE RESULTS - ASSET ALLOCATION FUNDS

IMPORTANT NOTES TO THE APPENDIX


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MERRILL LYNCH PREFERRED HYBRID INDEX an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR MUNI NATIONAL LONG CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2006 which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http:// www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-247-4123.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                         PRINCIPAL INVESTORS FUND, INC.






 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



               The date of this Prospectus is March 1, 2006.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................4

 Domestic Stocks - LargeCap Funds
  Disciplined LargeCap Blend Fund .......................................6

  LargeCap Growth Fund..................................................8

  LargeCap S&P 500 Index Fund...........................................10

  LargeCap Value Fund...................................................13

  Partners LargeCap Blend Fund..........................................16

  Partners LargeCap Blend Fund I........................................19

  Partners LargeCap Growth Fund.........................................22

  Partners LargeCap Growth Fund I.......................................25

  Partners LargeCap Growth Fund II......................................28

  Partners LargeCap Value Fund..........................................31

  Partners LargeCap Value Fund I........................................33

  Partners LargeCap Value Fund II .......................................35


 Domestic Stocks - MidCap Funds
  MidCap Blend Fund.....................................................37

  MidCap Growth Fund....................................................40

  MidCap S&P 400 Index Fund.............................................43

  MidCap Value Fund.....................................................46

  Partners MidCap Growth Fund...........................................49

  Partners MidCap Growth Fund I.........................................52

  Partners MidCap Growth Fund II........................................55

  Partners MidCap Value Fund............................................58

  Partners MidCap Value Fund I..........................................61


 Domestic Stocks - SmallCap Funds
  Partners SmallCap Blend Fund..........................................64

  Partners SmallCap Growth Fund I.......................................67

  Partners SmallCap Growth Fund II......................................70

  Partners SmallCap Growth Fund III.....................................73

  Partners SmallCap Value Fund ..........................................75

  Partners SmallCap Value Fund I........................................78

  Partners SmallCap Value Fund II.......................................81

  SmallCap Blend Fund...................................................83

  SmallCap Growth Fund..................................................86

  SmallCap S&P 600 Index Fund...........................................89

  SmallCap Value Fund...................................................92


 Fixed Income Funds
  Bond & Mortgage Securities Fund.......................................95

  Government & High Quality Bond Fund f/k/a Government Securities Fund ..100

  High Quality Intermediate-Term Bond Fund..............................103

  Inflation Protection Fund .............................................112

  Money Market Fund.....................................................115

  Preferred Securities Fund.............................................118

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........109

  Ultra Short Bond Fund f/k/a Capital Preservation Fund.................98


 Balanced/Asset Allocation Funds


2                                                Principal Investors Fund
                                                          1-800-547-7754

  Principal LifeTime Strategic Income Fund..............................121

  Principal LifeTime 2010 Fund..........................................124

  Principal LifeTime 2020 Fund..........................................128

  Principal LifeTime 2030 Fund..........................................132

  Principal LifeTime 2040 Fund..........................................136

  Principal LifeTime 2050 Fund..........................................140


 Real Estate Fund
  Real Estate Securities Fund...........................................144


 International Stock Funds
  Diversified International Fund........................................147

  International Emerging Markets Fund ...................................150

  International Growth Fund .............................................152

  Partners Global Equity Fund...........................................155

  Partners International Fund...........................................157


General Information

 The Costs of Investing................................................. 159

 Certain Investment Strategies and Related Risks........................ 160

 Management, Organization and Capital Structure......................... 166

 Pricing of Fund Shares................................................. 184

 Purchase of Fund Shares................................................ 184

 Redemption of Fund Shares.............................................. 185

 Exchange of Fund Shares................................................ 185

 Frequent Purchases and Redemptions ..................................... 185

 Dividends and Distributions............................................ 186

 Fund Account Information............................................... 187

 Portfolio Holdings Information......................................... 187

 Financial Highlights................................................... 187

Appendix A..............................................................286

Additional Information..................................................307


Principal Investors Fund                                                3
www.principal.com

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds. The Manager has selected a Sub-Advisor for the Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")
.. AllianceBernstein Investment Research and Management ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Ark Asset Management Co., Inc. ("Ark Asset")
.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")
.. BNY Investment Advisors ("BNY")
.. Columbus Circle Investors ("CCI")*
.. Dimensional Fund Advisors Inc. ("Dimensional")
.. Emerald Advisers Inc. ("Emerald")
.. Fidelity Management & Research Company ("FMR")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. J.P. Morgan Investment Management Inc. ("Morgan")
.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital")
.. Mazama Capital Management, Inc. ("Mazama")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (New York) Inc. ("UBS Global AM")
.. Vaughan Nelson Investment Management, LP ("Vaughan Nelson")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, CCI, Principal, Principal - REI, Princor Financial Services Corporation ("Princor"), Principal Life and Spectrum are members of the Principal Financial Group/(R)/.


The Funds offer five different classes of shares through this prospectus, each of which may be purchased through retirement plans though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Not all of the Funds or all Classes of each Fund are offered in every state. Please check with your financial advisor or our home office for state availability.


EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.


4                                                Principal Investors Fund
                                                          1-800-547-7754

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Advisors Select Class's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

Historical performance for Advisors Signature Class shares for periods prior to the date on which a Fund's Advisors Signature Class shares began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expenses of the Fund's Advisors Signature Class shares. The adjustments result in performance (for the period prior to the effective date of the Advisors Signature Class) that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                5
www.principal.com

DOMESTIC STOCKS - LARGECAP FUNDS


6                                                Principal Investors Fund
                                                          1-800-547-7754

DISCIPLINED LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005 this range was between approximately $665 million and $370.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal has been the Fund's Sub-Advisor since December 30, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar


Principal Investors Fund                                                7
www.principal.com
investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"27.39

"2004"12.05


"2005"6.34



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 6.25%; Advisors Select Class is 6.34%; Advisors Preferred Class is
6.59%; Select Class is 6.86%; and Preferred Class is 6.97%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.50%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                        6.25                              14.73
 ADVISORS SELECT CLASS.                        6.34                              14.91
 ADVISORS PREFERRED
 CLASS.................                        6.59                              15.13
 SELECT CLASS..........                        6.86                              15.36
 PREFERRED CLASS.......                        6.97                              15.50
 S&P 500 Index* .......                        4.91                              14.15
 Morningstar Large
 Blend Category
 Average* .............                        5.77                              14.39
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.60%     0.60%      0.60%    0.60%      0.60%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.48%     1.35%      1.17%    0.98%      0.86%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also


8                                                Principal Investors Fund
                                                          1-800-547-7754
 assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                $151  $468  $808  $1,768
 ADVISORS SELECT CLASS                                                    137   428   739   1,624
 ADVISORS PREFERRED CLASS                                                 119   372   644   1,420
 SELECT CLASS                                                             100   312   542   1,201
 PREFERRED CLASS                                                           88   274   477   1,061



Principal Investors Fund                                                9
www.principal.com

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005 this range was between approximately $898 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


10                                               Principal Investors Fund
                                                          1-800-547-7754

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-24.75

"2002"-28.84


"2003"23.83


"2004"8.74


"2005"10.79



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 10.79%; Advisors Select Class is 10.79%;
Advisors Preferred Class is 11.09%; Select Class is 11.37%; and Preferred
Class is 11.54%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     13.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -23.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                 PAST 1 YEAR                            PAST 5 YEARS                 LIFE OF FUND
 ADVISORS SIGNATURE CLASS ........                  10.79                                 -3.85/(1)/                   -5.11/(1)/
 ADVISORS SELECT CLASS............                  10.79                                 -4.39                        -5.63
 ADVISORS PREFERRED CLASS.........                  11.09                                 -3.57/(1)/                   -4.83/(//1//)
 SELECT CLASS.....................                  11.37                                 -3.74/(2)/                   -5.00/(2)/
 PREFERRED CLASS..................                  11.54                                 -4.00                        -5.24
 Russell 1000 Growth Index* ......                   5.26                                 -3.58                        -3.58
 Morningstar Large Growth Category
 Average* ........................                   6.46                                 -3.36                        -3.07
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
 ///(//1//)
  /During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.
 ///(//2//)
  /During 2003, the Select Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.55%     0.55%      0.55%    0.55%      0.55%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.43%     1.30%      1.12%    0.93%      0.81%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               11
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $146  $452  $782  $1,713
 ADVISORS SELECT CLASS                                                                              132   412   713   1,568
 ADVISORS PREFERRED CLASS                                                                           114   356   617   1,363
 SELECT CLASS                                                                                        95   296   515   1,143
 PREFERRED CLASS                                                                                     83   259   450   1,002



12                                               Principal Investors Fund
                                                          1-800-547-7754

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $665 million and $370.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                               13
www.principal.com

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


14                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-12.58

"2002"-22.89


"2003"27.2


"2004"9.8



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 3.68%; Advisors Select Class is 3.92%;
Advisors Preferred Class is 4.11%; Select Class is 4.41%; and Preferred Class
is 4.51%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.48%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... .....
                                                          3.68                                -0.59                      -1.04
 ADVISORS SELECT CLASS...................                 3.92                                -0.44                      -0.89
 ADVISORS PREFERRED CLASS................                 4.11                                -0.27                      -0.72
 SELECT CLASS............................                 4.41                                -0.05                      -0.51
 PREFERRED CLASS.........................                 4.51                                 0.12                      -0.34
 S&P 500 Index* ................... .....                 4.91                                 0.54                       0.54
 Morningstar Large Blend Category
 Average* ......................... .....                 5.77                                 0.50                       0.67
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE


Principal Investors Fund                                               15
www.principal.com

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                               92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                                            74   230   401     894
 SELECT CLASS                                                                                        54   170   296     665
 PREFERRED CLASS                                                                                     42   132   230     518



16                                               Principal Investors Fund
                                                          1-800-547-7754

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


Principal Investors Fund                                               17
www.principal.com
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


18                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-7.8

"2002"-13.56


"2003"25.14


"2004"11.69


"2005"6.05



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 5.91%; Advisors Select Class is 6.05%;
Advisors Preferred Class is 6.16%; Select Class is 6.35%; and Preferred Class
is 6.54%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.08%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.16%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............
                                                          5.91                                3.19                       3.78
 ADVISORS SELECT CLASS...................                 6.05                                3.39                       3.98
 ADVISORS PREFERRED CLASS................                 6.16                                3.49                       4.08
 SELECT CLASS............................                 6.35                                3.63                       4.24
 PREFERRED CLASS.........................                 6.54                                3.83                       4.44
 Russell 1000 Value Index* ..............                 7.05                                5.28                       5.28
 Morningstar Large Value Category
 Average* ...............................                 5.88                                3.96                       4.05
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.45%     0.45%      0.45%    0.45%      0.45%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.33%     1.20%      1.02%    0.83%      0.71%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               19
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $135  $421  $729  $1,601
 ADVISORS SELECT CLASS                                                                              122   381   660   1,455
 ADVISORS PREFERRED CLASS                                                                           104   325   563   1,248
 SELECT CLASS                                                                                        85   265   460   1,025
 PREFERRED CLASS                                                                                     73   227   395     883



20                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of December 31, 2005 this range was between approximately $665 million and $370.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


Principal Investors Fund                                               21
www.principal.com

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


22                                               Principal Investors Fund
                                                          1-800-547-7754

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-7.9

"2002"-16.96


"2003"23.36


"2004"9.41


"2005"4.08



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 3.91%; Advisors Select Class is 4.08%;
Advisors Preferred Class is 4.24%; Select Class is 4.41%; and Preferred Class
is 4.54%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.14%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.62%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... ...
                                                        3.91                                  1.30                       1.65
 ADVISORS SELECT CLASS.................                 4.08                                  1.44                       1.83
 ADVISORS PREFERRED CLASS..............                 4.24                                  1.64                       2.00
 SELECT CLASS..........................                 4.41                                  1.86                       2.22
 PREFERRED CLASS.......................                 4.54                                  1.90                       2.26
 S&P 500 Index* ................... ...                 4.91                                  0.54                       0.54
 Morningstar Large Blend Category
 Average* ......................... ...                 5.77                                  0.50                       0.67
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               23
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236



24                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP BLEND FUND I

The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005, the range was between approximately $665 million and $370.3 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM evaluates investments using quantitative models that evaluate companies' fundamental characteristics to identify those stocks expected to outperform and underperform the index. This proprietary multifactor model has been rigorously tested within the large cap universe in which the Fund invests. GSAM seeks to outperform the index by overweighting those stocks that are attractive according to the multifactor model and underweighting stocks that appear unattractive. GSAM seeks a broad representation in the major sectors of the U.S. economy.


GSAM also uses a proprietary risk model that seeks to create a portfolio that maintains risk, style, capitalization and industry characteristics similar to the S&P 500 Index, as well as similar earnings growth and dividend yield characteristics. GSAM seeks to add value from stock selection rather than sector rotation or market timing strategies.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price


Principal Investors Fund                                               25
www.principal.com
changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


26                                               Principal Investors Fund
                                                          1-800-547-7754

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-17.44

"2002"-25.35


"2003"26.92


"2004"10.09


"2005"5.37



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 5.24%; Advisors Select Class is 5.37%;
Advisors Preferred Class is 5.65%; Select Class is 5.73%; and Preferred Class
is 5.85%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     13.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.75%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... .....
                                                          5.24                                -2.03                      -2.38
 ADVISORS SELECT CLASS...................                 5.37                                -1.93                      -2.27
 ADVISORS PREFERRED CLASS................                 5.65                                -1.72                      -2.07
 SELECT CLASS............................                 5.73                                -1.57                      -1.92
 PREFERRED CLASS.........................                 5.85                                -1.43                      -1.78
 S&P 500 Index* ................... .....                 4.91                                 0.54                       0.54
 Morningstar Large Blend Category
 Average* ......................... .....                 5.77                                 0.50                       0.67
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.45%     0.45%      0.45%    0.45%      0.45%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.33%     1.20%      1.02%    0.83%      0.71%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               27
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $135  $421  $729  $1,601
 ADVISORS SELECT CLASS                                                                              122   381   660   1,455
 ADVISORS PREFERRED CLASS                                                                           104   325   563   1,248
 SELECT CLASS                                                                                        85   265   460   1,025
 PREFERRED CLASS                                                                                     73   227   395     883



28                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


Principal Investors Fund                                               29
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


30                                               Principal Investors Fund
                                                          1-800-547-7754

GMO became the Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"22.6

"2004"1.95


"2005"2.59



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 2.47%; Advisors Select Class is 2.59%;
Advisors Preferred Class is 2.75%; Select Class is 3.07%; and Preferred Class
is 3.15%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -5.52%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                        2.47                               8.46
 ADVISORS SELECT CLASS.                        2.59                               8.63
 ADVISORS PREFERRED
 CLASS.................                        2.75                               8.80
 SELECT CLASS..........                        3.07                               9.06
 PREFERRED CLASS.......                        3.15                               9.18
 Russell 1000 Growth
 Index* ...............                        5.26                              13.23
 S&P 500 Index* .......                        4.91                              14.39
 Morningstar Large
 Growth Category
 Average* .............                        6.46                              14.01
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               31
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523



32                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of December 31, 2005, this range was between approximately $898 million and $371.7 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


Principal Investors Fund                                               33
www.principal.com
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 66.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


34                                               Principal Investors Fund
                                                          1-800-547-7754

T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-15.07

"2002"-28.41


"2003"23.22


"2004"8.39


"2005"6.91



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 6.59%; Advisors Select Class is 6.91%;
Advisors Preferred Class is 7.14%; Select Class is 7.19%; and Preferred Class
is 7.39%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     12.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                    -18.23%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... ...
                                                        6.59                                 -2.90                       -4.01
 ADVISORS SELECT CLASS.................                 6.91                                 -2.79                       -3.89
 ADVISORS PREFERRED CLASS..............                 7.14                                 -2.29                       -3.41
 SELECT CLASS..........................                 7.19                                 -2.43                       -3.54
 PREFERRED CLASS.......................                 7.39                                 -2.24                       -3.38
 Russell 1000 Growth Index* ....... ...                 5.26                                 -3.58                       -3.58
 Morningstar Large Growth Category
 Average* ......................... ...                 6.46                                 -3.36                       -3.07
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.74%     0.74%      0.74%    0.74%      0.74%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.62%     1.49%      1.31%    1.12%      1.00%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               35
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $165  $511  $881  $1,922
 ADVISORS SELECT CLASS                                                                             152   471   813   1,779
 ADVISORS PREFERRED CLASS                                                                          133   415   718   1,579
 SELECT CLASS                                                                                      114   356   617   1,363
 PREFERRED CLASS                                                                                   102   318   552   1,225




36                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005, the range was between approximately $898 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.


The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to the volume of net cash flows and Fund liquidity.



MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


Principal Investors Fund                                               37
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


38                                               Principal Investors Fund
                                                          1-800-547-7754

American Century has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-18.4

"2002"-26.52


"2003"24.96


"2004"8.66


"2005"3.91



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 3.80%; Advisors Select Class is 3.91%;
Advisors Preferred Class is 4.14%; Select Class is 4.23%; and Preferred Class
is 4.47%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.47%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.72%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS .............
                                                        3.80                                 -3.42                       -4.51
 ADVISORS SELECT CLASS.................                 3.91                                 -3.29                       -4.39
 ADVISORS PREFERRED CLASS..............                 4.14                                 -3.13                       -4.23
 SELECT CLASS..........................                 4.23                                 -2.96                       -4.05
 PREFERRED CLASS.......................                 4.47                                 -2.87                       -3.96
 Russell 1000 Growth Index* ...........                 5.26                                 -3.58                       -3.58
 Morningstar Large Growth Category
 Average* .............................                 6.46                                 -3.36                       -3.07
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
  *Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


Principal Investors Fund                                               39
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523



40                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.


The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to the volume of net cash flows and Fund liquidity.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


Principal Investors Fund                                               41
www.principal.com

FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


42                                               Principal Investors Fund
                                                          1-800-547-7754

Bernstein has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"4.96

"2002"-14.14


"2003"26.46


"2004"12.6


"2005"4.4



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 4.23%; Advisors Select Class is 4.40%;
Advisors Preferred Class is 4.67%; Select Class is 4.82%; and Preferred Class
is 5.00%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.62%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... ...                 4.23                                  5.80                       6.70
 ADVISORS SELECT CLASS.................                 4.40                                  6.02                       6.93
 ADVISORS PREFERRED CLASS..............                 4.67                                  6.68                       7.59
 SELECT CLASS..........................                 4.82                                  6.40                       7.31
 PREFERRED CLASS.......................                 5.00                                  6.57                       7.46
 Russell 1000 Value Index* ........                     7.05                                  5.28                       5.28
 Morningstar Large Value Category
 Average* .........................                     5.88                                  3.96                       4.05
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.78%     0.78%      0.78%    0.78%      0.78%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.66%     1.53%      1.35%    1.16%      1.04%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               43
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $169  $523  $902  $1,965
 ADVISORS SELECT CLASS                                                                             156   483   834   1,824
 ADVISORS PREFERRED CLASS                                                                          137   428   739   1,624
 SELECT CLASS                                                                                      118   368   638   1,409
 PREFERRED CLASS                                                                                   106   331   574   1,271




44                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


Principal Investors Fund                                               45
www.principal.com

UBS Global AM has been the Fund's Sub-Advisor since June 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"9.05



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 8.97%; Advisors Select Class is 9.05%;
Advisors Preferred Class is 9.24%; Select Class is 9.44%; and Preferred Class
is 9.65%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '05                                      3.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -0.72%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       8.97                             13.43
 ADVISORS SELECT CLASS.                       9.05                             13.56
 ADVISORS PREFERRED
 CLASS.................                       9.24                             13.76
 SELECT CLASS..........                       9.44                             13.97
 PREFERRED CLASS.......                       9.65                             14.18
 Russell 1000 Value
 Index *...............                       7.05                             13.87
 Morningstar Large
 Value Category
 Average* .............                       5.88                             11.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.80%     0.80%      0.80%    0.80%      0.80%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.68%     1.55%      1.37%    1.18%      1.06%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11




46                                               Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $171  $530  $913  $1,987
 ADVISORS SELECT CLASS                                                                             158   490   845   1,845
 ADVISORS PREFERRED CLASS                                                                          139   434   750   1,646
 SELECT CLASS                                                                                      120   375   649   1,432
 PREFERRED CLASS                                                                                   108   337   585   1,294



Principal Investors Fund                                               47
www.principal.com

PARTNERS LARGECAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $563 million and $371.7 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Advisor attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. American Century may sell stocks from the Fund's portfolio if they believe a stock no longer meets their valuation criteria.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Advisor looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


American Century does not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the Fund's assets in U.S. equity securities at all times. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contract.


Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like sticks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.


When the Sub-Advisor believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade securities in an attempt to achieve its investment objective.


In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


48                                               Principal Investors Fund
                                                          1-800-547-7754

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 19.8%.



TEMPORARY DEFENSIVE STRATEGIES . To the extent the Fund assumes a defensive position, the Fund may succeed in avoiding losses but it will not be pursuing its objective of capital growth and may fail to achieve its investment objective.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


Principal Investors Fund                                               49
www.principal.com

American Century has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"3.32



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 3.19%; Advisors Select Class is 3.32%;
Advisors Preferred Class is 3.60%; Select Class is 3.69%; and Preferred Class
is 4.02%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                      2.62%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -1.20%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR            LIFE OF FUND
 ADVISORS SIGNATURE CLASS.........             3.19                  3.27
 ADVISORS SELECT CLASS............             3.32                  3.41
 ADVISORS PREFERRED CLASS.........             3.60                  3.68
 SELECT CLASS.....................             3.69                  3.78
 PREFERRED CLASS..................             4.02                  4.10
 Russell 1000 Value Index* .......             7.05                  7.05
 Morningstar Large Value Category
 Average* ........................             5.88                  5.80
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *
  Lifetime results are measured from the date these share classes were first sold (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.85%     0.85%      0.85%    0.85%      0.85%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.73%     1.60%      1.42%    1.23%      1.11%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also


50                                               Principal Investors Fund
                                                          1-800-547-7754
 assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------
                                                                           1     3     5      10
 ADVISORS SIGNATURE CLASS                                               $176  $545  $939  $2,041
 ADVISORS SELECT CLASS                                                   163   505   871   1,900
 ADVISORS PREFERRED CLASS                                                145   449   776   1,702
 SELECT CLASS                                                            125   390   676   1,489
 PREFERRED CLASS                                                         113   353   612   1,352



Principal Investors Fund                                               51
www.principal.com

DOMESTIC STOCK - MIDCAP FUNDS


52                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2005, this range was between approximately $563 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or


Principal Investors Fund                                               53
www.principal.com
technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


54                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-3.93

"2002"-9.07


"2003"31.03


"2004"16.79


"2005"8.46



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 8.28%; Advisors Select Class is 8.46%;
Advisors Preferred Class is 8.58%; Select Class is 8.81%; and Preferred Class
is 8.94%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -10.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... .....                 8.28                               7.58                       8.37
 ADVISORS SELECT CLASS...................                 8.46                               7.71                       8.48
 ADVISORS PREFERRED CLASS................                 8.58                               7.92                       8.71
 SELECT CLASS............................                 8.81                               8.32/(1)/                  9.11/(1)/
 PREFERRED CLASS.........................                 8.94                               8.23                       9.02
 Russell Midcap Index* ............ .....                12.65                               8.45                       8.45
 Morningstar Mid-Cap Blend Category
 Average* ......................... .....                 9.21                               8.14                       8.29
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
 ///(//1//)
  /During 2003, the Select Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               55
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                              143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                                           124   387   670   1,477
 SELECT CLASS                                                                                       105   328   569   1,259
 PREFERRED CLASS                                                                                     93   290   504   1,120



56                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $996 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               57
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 233.8%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


58                                               Principal Investors Fund
                                                          1-800-547-7754

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-25.4

"2002"-40.85


"2003"31.65


"2004"9.65


"2005"12.62



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 12.54%; Advisors Select Class is 12.62%;
Advisors Preferred Class is 12.69%; Select Class is 13.09%; and Preferred
Class is 13.19%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     35.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -36.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............
                                                         12.54                                -6.52                      -7.13
 ADVISORS SELECT CLASS...................                12.62                                -6.43                      -7.05
 ADVISORS PREFERRED CLASS................                12.69                                -6.26                      -6.87
 SELECT CLASS............................                13.09                                -6.09                      -6.70
 PREFERRED CLASS.........................                13.19                                -5.98                      -6.59
 Russell Midcap Growth Index* ...........                12.10                                 1.38                       1.38
 Morningstar Mid-Cap Growth Category
 Average* ...............................                 9.70                                 0.01                       0.27
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               59
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                              143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                                           124   387   670   1,477
 SELECT CLASS                                                                                       105   328   569   1,259
 PREFERRED CLASS                                                                                     93   290   504   1,120



60                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $423.4 million and $14.6 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                               61
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


62                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-1.53

"2002"-15.84


"2003"34.19


"2004"15.32


"2005"11.37



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 11.29%; Advisors Select Class is 11.37%;
Advisors Preferred Class is 11.62%; Select Class is 11.81%; and Preferred
Class is 11.92%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    17.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.80%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............
                                                         11.29                                7.25                       7.83
 ADVISORS SELECT CLASS...................                11.37                                7.39                       7.97
 ADVISORS PREFERRED CLASS................                11.62                                7.58                       8.17
 SELECT CLASS............................                11.81                                7.76                       8.35
 PREFERRED CLASS.........................                11.92                                7.91                       8.48
 S&P MidCap 400 Index* ..................                12.55                                8.59                       8.60
 Morningstar Mid-Cap Blend Category
 Average* ...............................                 9.21                                8.14                       8.29
  Index performance does not reflect deductions for fees, expenses or taxes.
 The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               63
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                               92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                                            74   230   401     894
 SELECT CLASS                                                                                        54   170   296     665
 PREFERRED CLASS                                                                                     42   132   230     518



64                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP VALUE FUND

The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $563 million and $18.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual


Principal Investors Fund                                               65
www.principal.com
funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 167.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


66                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"2.72

"2002"-8.28


"2003"27.2


"2004"15.8


"2005"12.15



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 11.98%; Advisors Select Class is 12.15%;
Advisors Preferred Class is 12.28%; Select Class is 12.49%; and Preferred
Class is 12.70%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.85%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.77%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............
                                                         11.98                                 9.00                      10.02
 ADVISORS SELECT CLASS...................                12.15                                 9.25                      10.27
 ADVISORS PREFERRED CLASS................                12.28                                 9.34                      10.36
 SELECT CLASS............................                12.49                                 9.35                      10.38
 PREFERRED CLASS.........................                12.70                                 9.56                      10.59
 Russell Midcap Value Index* ............                12.65                                12.21                      12.21
 Morningstar Mid-Cap Value Category
 Average* ...............................                 8.41                                 9.36                      10.05
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005/(1)/

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses which include:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


Principal Investors Fund                                               67
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                             143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                                          124   387   670   1,477
 SELECT CLASS                                                                                      105   328   569   1,259
 PREFERRED CLASS                                                                                    93   290   504   1,120




68                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005 this range was between approximately $996 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               69
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 185.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


70                                               Principal Investors Fund
                                                          1-800-547-7754

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-28.04

"2002"-32.58


"2003"47.93


"2004"11.33


"2005"11.33



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 11.17%; Advisors Select Class is 11.33%;
Advisors Preferred Class is 11.43%; Select Class is 11.74%; and Preferred
Class is 11.88%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     24.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -31.51%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............
                                                         11.17                                -2.17                      -3.03
 ADVISORS SELECT CLASS...................                11.33                                -2.31                      -3.14
 ADVISORS PREFERRED CLASS................                11.43                                -1.86                      -2.71
 SELECT CLASS............................                11.74                                -1.94                      -2.79
 PREFERRED CLASS.........................                11.88                                -1.75                      -2.61
 Russell Midcap Growth Index* ...........                12.10                                 1.38                       0.73
 Morningstar Mid-Cap Growth Category
 Average* ...............................                 9.70                                 0.01                      -0.56
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                               71
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523



72                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $996 million and $18.4 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.
The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency


Principal Investors Fund                                               73
www.principal.com
exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Effective December 31, 2004, the Fund' Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The inception date of the Fund is December 29, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Signature Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2004"10.97

"2005"12.65



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 12.65%; Advisors Select Class is 12.78%;
Advisors Preferred Class is 12.94%; Select Class is 13.20%; and Preferred
Class is 13.35%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.60%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                     -3.90%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.


74                                               Principal Investors Fund
                                                          1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................
                                              12.65                            11.82
 ADVISORS SELECT CLASS.                       12.78                            13.85
 ADVISORS PREFERRED
 CLASS.................                       12.94                            14.08
 SELECT CLASS..........                       13.20                            14.31
 PREFERRED CLASS.......                       13.35                            14.54
 Russell Midcap Growth
 Index* ...............                       12.10                            14.63
 Morningstar Mid-Cap
 Growth Category
 Average* .............                        9.70                            12.92
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                           1     3       5      10
 ADVISORS SIGNATURE CLASS                               $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                   178   551     949   2,062
 ADVISORS PREFERRED CLASS                                160   496     855   1,867
 SELECT CLASS                                            140   437     755   1,657
 PREFERRED CLASS                                         128   400     692   1,523





Principal Investors Fund                                               75
www.principal.com

PARTNERS MIDCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2005, this range was between approximately $996 million and $18.4 billion for the Russell Midcap Growth Index and between approximately $423.4 million and $14.6 billion for the S&P MidCap 400).

FMR may also invest the Fund's assets in companies with smaller or larger market capitalizations. FMR invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. FMR considers the Fund's security, industry, and market capitalization weightings relative to the Index.


FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, FMR may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


76                                               Principal Investors Fund
                                                          1-800-547-7754

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries and companies in more developed countries.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 126.4%.


ADDITIONAL RISKS
.. INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund's purchase of shares issued in
  IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
.. HEDGING STRATEGIES. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.
.. HIGH YIELD SECURITIES. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").
.. MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               77
www.principal.com

FMR has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"13.34



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 13.24%; Advisors Select Class is 13.34%;
Advisors Preferred Class is 13.54%; Select Class is 13.64%; and Preferred
Class is 13.84%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                      6.67%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -0.40%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR            LIFE OF FUND
 ADVISORS SIGNATURE CLASS.........            13.24                  13.05
 ADVISORS SELECT CLASS...........             13.34                  13.15
 ADVISORS PREFERRED CLASS.........            13.54                  13.35
 SELECT CLASS.....................            13.64                  13.45
 PREFERRED CLASS..................            13.84                  13.65
 Russell Midcap Growth Index*.....            12.10                  12.10
 Morningstar Mid-Cap Growth
 Category Average*................             9.70                   9.72
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date these share classes were first sold (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also


78                                               Principal Investors Fund
                                                          1-800-547-7754
 assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                                                           1     3       5      10
 ADVISORS SIGNATURE CLASS                                               $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                   178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                160   496     855   1,867
 SELECT CLASS                                                            140   437     755   1,657
 PREFERRED CLASS                                                         128   400     692   1,523



Principal Investors Fund                                               79
www.principal.com

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $563 million and $18.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


80                                               Principal Investors Fund
                                                          1-800-547-7754

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


Principal Investors Fund                                               81
www.principal.com

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-2.52

"2002"-10.54


"2003"34.83


"2004"21.73


"2005"10.01



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 9.88%; Advisors Select Class is 10.01%;
Advisors Preferred Class is 10.22%; Select Class is 10.41%; and Preferred
Class is 10.55%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... ...                  9.88                                 9.37                       10.57
 ADVISORS SELECT CLASS.................                 10.01                                 9.51                       10.73
 ADVISORS PREFERRED CLASS..............                 10.22                                 9.97                       11.19
 SELECT CLASS..........................                 10.41                                 9.91                       11.13
 PREFERRED CLASS.......................                 10.55                                10.04                       11.26
 Russell Midcap Value Index* ...... ...                 12.65                                12.21                       12.21
 Morningstar Mid-Cap Value Category
 Average* ......................... ...                  8.41                                 9.36                       10.05
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



82                                               Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523




Principal Investors Fund                                               83
www.principal.com

PARTNERS MIDCAP VALUE FUND I

The Fund seeks long-term growth of capital. The Manager has selected GSAM and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2005, the range was between approximately $563 million and $18.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


84                                               Principal Investors Fund
                                                          1-800-547-7754

MEDIUM CAPITALIZATIONS . Companies with smaller capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


Principal Investors Fund                                               85
www.principal.com

GSAM has been the Fund's Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The inception date of the Fund is December 29, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Signature Class performance is shown.


Year-by-Year Total Return (%) as of 12/31 each year

"2004"24.59

"2005"11.49




LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 11.49%; Advisors Select Class is 11.69%;
Advisors Preferred Class is 11.85%; Select Class is 12.06%; and Preferred
Class is 12.25%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.56%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '05                                      0.29%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       11.49                            17.74
 ADVISORS SELECT CLASS.                       11.69                            19.12
 ADVISORS PREFERRED
 CLASS.................                       11.85                            19.24
 SELECT CLASS..........                       12.06                            19.45
 PREFERRED CLASS.......                       12.25                            19.65
 Russell Midcap Value
 Index* ...............                       12.65                            20.68
 Morningstar Mid-Cap
 Value Category
 Average* .............                        8.41                            14.75
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.


86                                               Principal Investors Fund
                                                          1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523





Principal Investors Fund                                               87
www.principal.com

DOMESTIC STOCKS - SMALLCAP FUNDS


88                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of December 31, 2005, this range was between approximately $46 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in


Principal Investors Fund                                               89
www.principal.com
the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Effective December 31, 2004, the Fund' Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"43.42

"2004"21.52


"2005"3.07



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 2.90%; Advisors Select Class is 3.07%;
Advisors Preferred Class is 3.24%; Select Class is 3.48%; and Preferred Class
is 3.60%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     21.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.80%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                        2.90                              21.40
 ADVISORS SELECT CLASS.                        3.07                              21.58
 ADVISORS PREFERRED
 CLASS.................                        3.24                              21.79
 SELECT CLASS..........                        3.48                              22.04
 PREFERRED CLASS.......                        3.60                              22.18
 S&P SmallCap 600
 Index* ...............                        7.67                              22.38
 Morningstar Small
 Blend Category
 Average* .............                        6.62                              21.82
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).



90                                               Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88      1.75       1.57     1.38       1.26
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523



Principal Investors Fund                                               91
www.principal.com

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $607 million and $4.4 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some


92                                               Principal Investors Fund
                                                          1-800-547-7754
investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               93
www.principal.com

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-14.43

"2002"-40.98


"2003"46.43


"2004"13.69


"2005"4.77



LOGO

Year-to-date return as of December 31, 2005 for the: Advisors Signature Class
is 4.64; Advisors Select Class is 4.77%;
Advisors Preferred Class is 4.97%; Select Class is 5.05%; and Preferred Class
is 5.23%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -26.61%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS .............
                                                        4.64                                 -2.66                       -1.87
 ADVISORS SELECT CLASS.................                 4.77                                 -2.51                       -1.70
 ADVISORS PREFERRED CLASS..............                 4.97                                 -2.33                       -1.53
 SELECT CLASS..........................                 5.05                                 -2.16                       -1.35
 PREFERRED CLASS.......................                 5.23                                 -1.94                       -1.14
 Russell 2000 Growth Index* ...........                 4.15                                  2.28                        2.28
 Morningstar Small Growth Category
 Average* .............................                 5.74                                  2.17                        2.39
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE


94                                               Principal Investors Fund
                                                          1-800-547-7754

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                             188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                                          170   526     907   1,976
 SELECT CLASS                                                                                      151   468     808   1,768
 PREFERRED CLASS                                                                                   138   431     745   1,635



Principal Investors Fund                                               95
www.principal.com

PARTNERS SMALLCAP GROWTH FUND II

The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, this range was between approximately $607 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, efficient use of shareholder equity and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


96                                               Principal Investors Fund
                                                          1-800-547-7754

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               97
www.principal.com

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-20.88

"2002"-25.71


"2003"43.8


"2004"10.39


"2005"6.3



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 6.20%; Advisors Select Class is 6.30%;
Advisors Preferred Class is 6.44%; Select Class is 6.77%; and Preferred Class
is 6.83%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.65%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.33%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS .............
                                                        6.20                                 -0.18                       -2.71
 ADVISORS SELECT CLASS.................                 6.30                                 -0.16                       -2.68
 ADVISORS PREFERRED CLASS..............                 6.44                                  0.18                       -2.35
 SELECT CLASS..........................                 6.77                                  0.31                       -2.23
 PREFERRED CLASS.......................                 6.83                                  0.46                       -2.09
 Russell 2000 Growth Index* ...........                 4.15                                 20.93                        2.28
 Morningstar Small Growth Category
 Average* .............................                 5.74                                 19.76                        2.39
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


98                                               Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523



Principal Investors Fund                                               99
www.principal.com

PARTNERS SMALLCAP GROWTH FUND III
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of December 31, 2005, the range was between approximately $26 million and $10.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries


100                                              Principal Investors Fund
                                                          1-800-547-7754

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              101
www.principal.com

Mazama has been the Fund's Sub-Advisor since June 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"11.89



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 11.78%; Advisors Select Class is 11.89%;
Advisors Preferred Class is 12.07%; Select Class is 12.24%; and Preferred
Class is 12.32%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '05                                      7.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -6.03%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................
                                              11.78                            12.37
 ADVISORS SELECT CLASS.                       11.89                            12.57
 ADVISORS PREFERRED
 CLASS.................                       12.07                            12.74
 SELECT CLASS..........                       12.24                            12.92
 PREFERRED CLASS.......                       12.32                            13.04
 Russell 2500 Growth
 Index* ...............                        8.17                            12.32
 Morningstar Small
 Growth Category
 Average* .............                        5.74                            10.67
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE


102                                              Principal Investors Fund
                                                          1-800-547-7754

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                             188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                                          170   526     907   1,976
 SELECT CLASS                                                                                      151   468     808   1,768
 PREFERRED CLASS                                                                                   138   431     745   1,635



Principal Investors Fund                                              103
www.principal.com

PARTNERS SMALLCAP VALUE FUND

The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $38 million and $3.5 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


104                                              Principal Investors Fund
                                                          1-800-547-7754

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              105
www.principal.com

Ark Asset has been Sub-Advisor to the Fund since March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-10.84

"2003"36.81


"2004"17.03


"2005"6.89



LOGO

Year-to-date return as of December 31, 2005 for the: Advisors Signature Class
is 6.70%; Advisors Select Class is 6.89%;
Advisors Preferred Class is 7.08%; Select Class is 7.22%; and Preferred Class
is 7.36%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.03%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS.................                       6.70                             12.13
 ADVISORS SELECT CLASS.                       6.89                             12.28
 ADVISORS PREFERRED
 CLASS.................                       7.08                             12.51
 SELECT CLASS..........                       7.22                             12.69
 PREFERRED CLASS.......                       7.36                             12.87
 Russell 2000 Value
 Index* ...............                       4.71                             13.44
 Morningstar Small
 Value Category
 Average* .............                       6.13                             13.40
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *Lifetime results are measured from the date the Institutional shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



106                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523



Principal Investors Fund                                              107
www.principal.com

PARTNERS SMALLCAP VALUE FUND I

The Fund seeks long-term growth of capital. The Manager has selected Mellon Equity and Morgan as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $38 million and $3.5 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include various valuation and momentum measures. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the portion of the Fund sub-advised by Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.


Morgan may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company by company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.


Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisors, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


108                                              Principal Investors Fund
                                                          1-800-547-7754

MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operational history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities that may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Companies doing business in emerging markets may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, neither Sub-Advisor can guarantee continued access to IPO offerings and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

Morgan has been the Fund's Sub-Advisor since December 30, 2002. Mellon Equity was added as an additional Sub-Advisor on August 8, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


Principal Investors Fund                                              109
www.principal.com

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"49.18

"2004"22.21


"2005"5.64



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 5.52%; Advisors Select Class is 5.64%;
Advisors Preferred Class is 5.80%; Select Class is 6.07%; and Preferred Class
is 6.18%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.10%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.57%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                        5.52                              24.57
 ADVISORS SELECT CLASS.                        5.64                              24.68
 ADVISORS PREFERRED
 CLASS.................                        5.80                              24.89
 SELECT CLASS..........                        6.07                              25.18
 PREFERRED CLASS.......                        6.18                              25.32
 Russell 2000 Value
 Index* ...............                        4.71                              23.18
 Morningstar Small
 Value Category
 Average* .............                        6.13                              22.26
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses which includes:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523



110                                              Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                              111
www.principal.com

PARTNERS SMALLCAP VALUE FUND II

The Fund seeks long-term growth of capital. The Manager has selected Dimensional and Vaughan Nelson as Sub-Advisors to the Fund.

MAIN STRATEGIES
As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 10% of the domestic market universe of operating companies at the time of purchase to be small companies. Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting. The Statement of Additional Information has more information Dimensional's use of market capitalization weighted approach for the Fund.


Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
^""companies earning a positive economic margin with stable-to-improving returns;
^""companies valued at a discount to their asset value; and ^""companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
^""value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
^""Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
^""uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.


112                                              Principal Investors Fund
                                                          1-800-547-7754

The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, Fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.


Principal Investors Fund                                              113
www.principal.com

Dimensional has been the Fund's Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor of October 3, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"6.87



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 6.76%; Advisors Select Class is 6.87%;
Advisors Preferred Class is 7.12%; Select Class is 7.38%; and Preferred Class
is 7.54%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                      5.70%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                    -2.75%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS.................                       6.76                             15.00
 ADVISORS SELECT CLASS.                       6.87                             15.09
 ADVISORS PREFERRED
 CLASS.................                       7.12                             15.32
 SELECT CLASS..........                       7.38                             15.57
 PREFERRED CLASS.......                       7.54                             15.75
 Russell 2000 Value
 Index* ...............                       4.71                             14.98
 Morningstar Small
 Value Category
 Average* .............                       6.13                             14.74
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11




114                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523



Principal Investors Fund                                              115
www.principal.com

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2005, this range was between approximately $26 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


116                                              Principal Investors Fund
                                                          1-800-547-7754

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              117
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.66

"2002"-17.51


"2003"41.74


"2004"15.59


"2005"8.97



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class if 8.78%; Advisors Select Class is 8.97%;
Advisors Preferred Class is 9.05%; Select Class is 9.35%; and Preferred Class
is 9.47%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.16%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............                 8.78                                9.29                       10.40
 ADVISORS SELECT CLASS...................                 8.97                                9.45                       10.57
 ADVISORS PREFERRED CLASS................                 9.05                                9.60                       10.72
 SELECT CLASS............................                 9.35                                9.75                       10.87
 PREFERRED CLASS.........................                 9.47                                9.98                       11.09
 Russell 2000 Index* ....................                 4.55                                8.22                        8.22
 Morningstar Small Blend Category
 Average* ...............................                 6.62                                9.89                       10.22
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date these share classes were first sold (December 6,2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11




118                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236



Principal Investors Fund                                              119
www.principal.com

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $607 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


120                                              Principal Investors Fund
                                                          1-800-547-7754
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              121
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"0.69

"2002"-39.61


"2003"47.61


"2004"13.7


"2005"3.69



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 3.48%; Advisors Select Class is 3.69%;
Advisors Preferred Class is 3.78%; Select Class is 4.10%; and Preferred Class
is 4.20%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     33.46%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -33.27%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............                 3.48                                0.97                       0.11
 ADVISORS SELECT CLASS...................                 3.69                                1.14                       0.28
 ADVISORS PREFERRED CLASS................                 3.78                                1.29                       0.43
 SELECT CLASS............................                 4.10                                1.56                       0.66
 PREFERRED CLASS.........................                 4.20                                1.60                       0.71
 Russell 2000 Growth Index* .............                 4.15                                2.28                       2.28
 Morningstar Small Growth Category
 Average* ...............................                 5.74                                2.17                       2.39
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



122                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236



Principal Investors Fund                                              123
www.principal.com

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $46 million and $3.7 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


124                                              Principal Investors Fund
                                                          1-800-547-7754

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                                              125
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"5.64

"2002"-15.6


"2003"37.69


"2004"21.34


"2005"6.66



LOGO

Year-to-date return as of December 31, 2005 for the: Advisors Select Class is
6.66%; Advisors Preferred Class is 6.79%;
Advisors Signature Class is 6.53%; Select Class is 7.03%; and Preferred Class
is 7.15%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     20.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.81%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... .....                 6.53                                 9.54                      10.85
 ADVISORS SELECT CLASS...................                 6.66                                 9.70                      11.02
 ADVISORS PREFERRED CLASS................                 6.79                                 9.87                      11.19
 SELECT CLASS............................                 7.03                                10.07                      11.39
 PREFERRED CLASS.........................                 7.15                                10.18                      11.50
 S&P SmallCap 600 Index* .......... .....                 7.67                                10.76                      10.76
 Morningstar Small Blend Category
 Average* ......................... .....                 6.62                                 9.89                      10.22
  Index performance does not reflect deductions for fees, expenses or taxes.
 The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares was first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



126                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                              92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                                           74   230   401     894
 SELECT CLASS                                                                                       54   170   296     665
 PREFERRED CLASS                                                                                    42   132   230     518



Principal Investors Fund                                              127
www.principal.com

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $38 million and $3.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


128                                              Principal Investors Fund
                                                          1-800-547-7754
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 133.7%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              129
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"9.33

"2002"-3.36


"2003"42.56


"2004"19.1


"2005"8.38



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 8.22%; Advisors Select Class is 8.38%;
Advisors Preferred Class is 8.64%; Select Class is 8.77%; and Preferred Class
is 8.93%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.04%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.36%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............                 8.22                                14.07                      15.30
 ADVISORS SELECT CLASS...................                 8.38                                14.22                      15.46
 ADVISORS PREFERRED CLASS................                 8.64                                14.44                      15.67
 SELECT CLASS............................                 8.77                                14.62                      15.86
 PREFERRED CLASS.........................                 8.93                                14.75                      16.01
 Russell 2000 Value Index* ..............                 4.71                                13.55                      13.55
 Morningstar Small Value Category
 Average* ...............................                 6.13                                13.50                      13.66
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11




130                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236



Principal Investors Fund                                              131
www.principal.com

FIXED INCOME FUNDS


132                                              Principal Investors Fund
                                                          1-800-547-7754

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

59.35% in securities      14.61% in securities       0.56% in securities rated
rated Aaa                 rated Baa                  Caa
5.95% in securities       3.30% in securities rated  0.06% in securities rated
rated Aa                  Ba                         Ca
12.55% in securities      3.60% in securities rated  0.02% in securities rated
rated A                   B                          C




The above percentages for Aaa, Baa, Ba and B rated securities includes 0.02%, 0.01%, 0.01%, and 0.03% respectively of unrated securities which have been determined by the manager to be of comparable quality.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates.


Principal Investors Fund                                              133
www.principal.com

Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


134                                              Principal Investors Fund
                                                          1-800-547-7754

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                              135
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.76

"2002"8.09


"2003"3.38


"2004"3.91


"2005"1.73



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 1.59%; Advisors Select Class is 1.73%;
Advisors Preferred Class is 1.81%; Select Class is 2.07%; and Preferred Class
is 2.22%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.03%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.50%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............                 1.59                                4.64                       4.83
 ADVISORS SELECT CLASS...................                 1.73                                4.75                       4.94
 ADVISORS PREFERRED CLASS................                 1.81                                4.97                       5.16
 SELECT CLASS............................                 2.07                                5.39                       5.60
 PREFERRED CLASS ........................                 2.22                                5.28                       5.49
 Lehman Brothers Aggregate Bond Index* ..                 2.43                                5.87                       5.87
 Morningstar Intermediate-Term Bond
 Category Average*.......................                 1.79                                5.32                       5.32
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.54%     0.54%      0.54%    0.54%      0.54%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.78      0.67       0.54     0.51       0.48
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.67%     1.51%      1.33%    1.15%      1.02%
 * Other Expenses which include:
  Service Fee ............    0.25%     0.25%      0.17%    0.15%      0.15%
  Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11
  Reverse Repurchase
  Agreement Interest
  Expense.................    0.25      0.22       0.22     0.23       0.22

  (expenses that are deducted from Fund assets) as of October 31, 2005


136                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $170  $526  $907  $1,976
 ADVISORS SELECT CLASS                                                                              154   477   824   1,802
 ADVISORS PREFERRED CLASS                                                                           135   421   729   1,601
 SELECT CLASS                                                                                       117   365   633   1,398
 PREFERRED CLASS                                                                                    104   325   563   1,248




Principal Investors Fund                                              137
www.principal.com

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying


138                                              Principal Investors Fund
                                                          1-800-547-7754
mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 542.3%.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                              139
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.27

"2002"7.89


"2003"0.94


"2004"2.79


"2005"1.41



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 1.27%; Advisors Select Class is 1.41%;
Advisors Preferred Class is 1.49%; Select Class is 1.69%; and Preferred Class
is 1.80%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.01%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.74%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                        PAST 1 YEAR                        PAST 5 YEARS               LIFE OF FUND
 ADVISORS SIGNATURE CLASS .................                1.27                                3.70                      3.85
 ADVISORS SELECT CLASS.....................                1.41                                3.83                      3.97
 ADVISORS PREFERRED CLASS..................                1.49                                4.01                      4.15
 SELECT CLASS..............................                1.69                                4.24                      4.38
 PREFERRED CLASS...........................                1.80                                4.36                      4.49
 Lehman Brothers Government/Mortgage Index
 * ........................................                2.63                                5.40                      5.40
 Morningstar Intermediate Government
 Category Average*.........................                1.90                                4.62                      4.74
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
  * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.56      0.47       0.34     0.30       0.28
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.31%     1.17%      0.99%    0.80%      0.68%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11
    Reverse Repurchase
  Agreement Interest
  Expense                     0.03      0.02       0.02     0.02       0.02



140                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $133  $415  $718  $1,579
 ADVISORS SELECT CLASS                                                                              119   372   644   1,420
 ADVISORS PREFERRED CLASS                                                                           101   315   547   1,213
 SELECT CLASS                                                                                        82   255   444     990
 PREFERRED CLASS                                                                                     69   218   379     847




Principal Investors Fund                                              141
www.principal.com

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


142                                              Principal Investors Fund
                                                          1-800-547-7754

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 177.4%.


Principal Investors Fund                                              143
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


144                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.62

"2002"9.07


"2003"2.92


"2004"3.6


"2005"1.8




LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 1.81%; Advisors Select Class is 1.80%;
Advisors Preferred Class is 2.01%; Select Class is 2.23%; and Preferred Class
is 2.37%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -2.33%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... .....                 1.81                                4.65                       4.85
 ADVISORS SELECT CLASS...................                 1.80                                4.77                       4.96
 ADVISORS PREFERRED CLASS................                 2.01                                4.98                       5.17
 SELECT CLASS............................                 2.23                                5.18                       5.37
 PREFERRED CLASS.........................                 2.37                                5.32                       5.51
 Lehman Brothers Aggregate Bond Index* ..                 2.43                                5.87                       5.87
 Morningstar Intermediate-Term Bond
 Category Average*.......................                 1.79                                5.32                       5.32
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.86      0.74       0.58     0.62       0.52
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.61%     1.44%      1.23%    1.12%      0.92%
 * Other Expenses which include:
  Service Fee ............    0.25%     0.25%      0.17%    0.15%      0.15%
  Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11
  Reverse Repurchase
  Agreement Interest
  Expense.................    0.33      0.29       0.26     0.34       0.26

  (expenses that are deducted from Fund assets) as of October 31, 2005


Principal Investors Fund                                              145
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $164  $508  $876  $1,911
 ADVISORS SELECT CLASS                                                                              147   456   787   1,724
 ADVISORS PREFERRED CLASS                                                                           125   390   676   1,489
 SELECT CLASS                                                                                       114   356   617   1,363
 PREFERRED CLASS                                                                                     94   293   509   1,131




146                                              Principal Investors Fund
                                                          1-800-547-7754

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


Principal Investors Fund                                              147
www.principal.com

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


148                                              Principal Investors Fund
                                                          1-800-547-7754

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


Principal Investors Fund                                              149
www.principal.com

Principal has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"1.7



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 1.49%; Advisors Select Class is 1.70%;
Advisors Preferred Class is 1.85%; Select Class is 2.01%; and Preferred Class
is 2.21%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '05                                      2.76%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -0.61%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                         PAST 1 YEAR                     LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS.................                      1.49                           1.78
 ADVISORS SELECT CLASS.                      1.70                           1.99
 ADVISORS PREFERRED
 CLASS.................                      1.85                           2.14
 SELECT CLASS..........                      2.01                           2.30
 PREFERRED CLASS.......                      2.21                           2.50
 Lehman Brothers US
 Treasury TIPS
 Index/(1)/* ..........                      2.84                           2.84
 Lehman Brothers Global
 Real: U.S. TIPS Index*                      2.84                           3.22
 Morningstar Long-Term
 Government Category
 Average* .............                      3.29                           3.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date these share classes were first sold
  (December 29, 2004).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance.
  The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    1.38      1.28       1.25     1.33       1.29
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    2.13%     1.98%      1.90%    1.83%      1.69%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11
  Reverse Repurchase
  Agreement Interest
  Expense                     0.85      0.83       0.93     1.05       1.03




150                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $216  $667  $1,144  $2,462
 ADVISORS SELECT CLASS                                                                             201   621   1,068   2,306
 ADVISORS PREFERRED CLASS                                                                          193   597   1,026   2,222
 SELECT CLASS                                                                                      186   576     990   2,148
 PREFERRED CLASS                                                                                   172   533     918   1,998




Principal Investors Fund                                              151
www.principal.com

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


152                                              Principal Investors Fund
                                                          1-800-547-7754

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.


Principal Investors Fund                                              153
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"3.28

"2002"0.72


"2003"0.08


"2004"0.29


"2005"2.17




LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 2.13%; Advisors Select Class is 2.17%;
Advisors Preferred Class is 2.36%; Select Class is 2.54%; and Preferred Class
is 2.67%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                      1.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '04                                      0.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                        PAST 1 YEAR                        PAST 5 YEARS               LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... .......                2.13                                 N/A                      1.93
 ADVISORS SELECT CLASS.....................                2.17                                1.30                      1.36
 ADVISORS PREFERRED CLASS..................                2.36                                1.47                      1.53
 SELECT CLASS..............................                2.54                                1.66                      1.72
 PREFERRED CLASS...........................                2.67                                1.79                      1.85
 Lehman Brothers U.S. Treasury Bellwethers
 3 Month Index* ...........................                3.08                                2.34                      2.34
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date these share classes were first sold (December 6, 2000).
  Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses** ........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 ** Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



154                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                              117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                                            99   309   536   1,190
 SELECT CLASS                                                                                        80   249   433     966
 PREFERRED CLASS                                                                                     67   211   368     822



Principal Investors Fund                                              155
www.principal.com

PREFERRED SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


156                                              Principal Investors Fund
                                                          1-800-547-7754

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


Principal Investors Fund                                              157
www.principal.com

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

The inception date of the Fund is May 1, 2002. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Signature Class performance is shown.


Year-by-Year Total Return (%) as of 12/31 each year

"2003"9.75

"2004"3.43


"2005"0.64



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 0.64%; Advisors Select Class is 0.78%;
Advisors Preferred Class is 0.96%; Select Class is 1.15%; and Preferred Class
is 1.26%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -5.47%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       0.64                             4.91
 ADVISORS SELECT CLASS.                       0.78                             4.53
 ADVISORS PREFERRED
 CLASS.................                       0.96                             4.71
 SELECT CLASS..........                       1.15                             4.91
 PREFERRED CLASS.......                       1.26                             5.05
 Merrill Lynch
 Preferred Stock Hybrid
 Index/(1)/............                       0.46                             5.81
 Lehman Brothers
 Aggregate Bond Index*                        2.43                             4.56
 Morningstar
 Intermediate-Term Bond
 Category Average*.....                       1.79                             4.04
  Index performance does not reflect deductions for fees, expenses or taxes.
 The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).
 ///(1)/ This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe this Index is more representative of the investment approach employed by the Fund. The new index is made up solely of exchange-listed, investment grade preferred securities.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.


158                                              Principal Investors Fund
                                                          1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236





Principal Investors Fund                                              159
www.principal.com

SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the prospectus entitled "Certain Investment Strategies and Related Risks)


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the


160                                              Principal Investors Fund
                                                          1-800-547-7754

Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 110.8%.


Principal Investors Fund                                              161
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


162                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.44

"2002"6.98


"2003"2.01


"2004"0.37


"2005"1.43



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 1.19%; Advisors Select Class is 1.43%;
Advisors Preferred Class is 1.59%; Select Class is 1.81%; and Preferred Class
is 1.82%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.77%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... .....                 1.19                                3.42                       3.59
 ADVISORS SELECT CLASS...................                 1.43                                3.41                       3.58
 ADVISORS PREFERRED CLASS................                 1.59                                3.74                       3.91
 SELECT CLASS............................                 1.81                                3.67                       3.84
 PREFERRED CLASS.........................                 1.82                                3.92                       4.09
 Lehman Brothers Mutual Fund 1-5
 Gov't/Credit Index*.....................                 1.44                                4.71                       4.72
 Morningstar Short-Term Bond Category
 Average* ......................... .....                 1.43                                3.82                       3.77
  Index performance does not reflect deductions for fees, expenses or taxes.
 The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.68      0.59       0.46     0.44       0.39
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.43%     1.29%      1.11%    0.94%      0.79%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11
    Reverse Repurchase
  Agreement Interest
  Expense ................    0.15      0.14       0.14     0.16       0.13



Principal Investors Fund                                              163
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $146  $452  $782  $1,713
 ADVISORS SELECT CLASS                                                                              131   409   708   1,556
 ADVISORS PREFERRED CLASS                                                                           113   353   612   1,352
 SELECT CLASS                                                                                        96   300   520   1,155
 PREFERRED CLASS                                                                                     81   252   439     978




164                                              Principal Investors Fund
                                                          1-800-547-7754

ULTRA SHORT BOND FUND F/K/A CAPITAL PRESERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


In addition, though the Fund invests primarily in investment grade securities, Principal may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by Principal to be of comparable quality.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):


21.63% in securities      21.77% in securities       0.00% in securities rated
rated Aaa                 rated Baa                  Caa
12.84% in securities      4.64% in securities rated  0.00% in securities rated
rated Aa                  Ba                         Ca
38.62% in securities      0.50% in securities rated
rated A                   B




The above percentages for Aa, A and Baa rated securities include unrated securities in the amount of 0.18%, 0.43%, and 0.58%. respectively, which have been determined by the Manager to be of comparable quality.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


Principal Investors Fund                                              165
www.principal.com

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


166                                              Principal Investors Fund
                                                          1-800-547-7754

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 54.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                              167
www.principal.com

Principal has been the Fund's Sub-Advisor since June 15, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"3.37

"2003"2.37


"2004"1.73


"2005"2.16




LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 2.01%; Advisors Select Class is 2.16%;
Advisors Preferred Class is 2.34%; Select Class is 2.46%; and Preferred Class
is 2.67%.
On July 29, 2004, the Fund converted to a money
market fund.
On May 27, 2005, the Fund converted to an ultra short
term bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                      0.74%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                      0.21%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       2.01                             1.84
 ADVISORS SELECT CLASS.                       2.16                             2.58
 ADVISORS PREFERRED
 CLASS.................                       2.34                             2.76
 SELECT CLASS..........                       2.46                             2.92
 PREFERRED CLASS ......                       2.67                             3.08
 6-Month LIBOR Index* .                       3.33                             2.25
 Morningstar Ultrashort
 Bond Category Average*                       2.49                             2.35
  Index performance does not reflect deductions for fees, expenses or taxes.
 The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 15, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *Lifetime results are measured from the date the Institutional share class was first sold (June 15, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses* .........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



168                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                              117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                                            99   309   536   1,190
 SELECT CLASS                                                                                        80   249   433     966
 PREFERRED CLASS                                                                                     67   211   368     822



Principal Investors Fund                                              169
www.principal.com

BALANCED/ASSET ALLOCATION FUNDS


170                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general


Principal Investors Fund                                              171
www.principal.com
  economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            38.1%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.6     Partners LargeCap Value       2.9
      Blend
      International Growth        4.0     Preferred Securities         10.6
      LargeCap Growth             2.4     Real Estate Securities        6.5
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               24.0




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


172                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-2.42

"2003"14.43


"2004"10.52


"2005"3.28



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 3.13%; Advisors Select Class is 3.28%;
Advisors Preferred Class is 3.47%; Select Class is 3.75%; and Preferred Class
is 3.86%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      6.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       3.13                             5.21
 ADVISORS SELECT CLASS.                       3.28                             5.39
 ADVISORS PREFERRED
 CLASS.................                       3.47                             5.53
 SELECT CLASS..........                       3.75                             5.73
 PREFERRED CLASS.......                       3.86                             5.89
 S&P 500 Index* .......                       4.91                             1.84
 Lehman Brothers
 Aggregate Bond Index*                        2.43                             5.54
 Morningstar
 Conservative
 Allocation Category
 Average* .............                       3.05                             3.48
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11



Principal Investors Fund                                              173
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                     89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                  71   221   386     862
 SELECT CLASS                                                                              51   161   281     631
 PREFERRED CLASS                                                                           39   123   215     484



174                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


Principal Investors Fund                                              175
www.principal.com

U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.7%    Partners LargeCap Growth      4.2%
      Securities                          II
      Disciplined LargeCap       10.7     Partners LargeCap Value       5.6
      Blend
      International Growth        5.5     Preferred Securities          9.1
      LargeCap Growth             4.5     Real Estate Securities        8.5
      LargeCap Value              3.1     SmallCap S&P 600 Index        4.5
      Money Market                9.6





176                                              Principal Investors Fund
                                                          1-800-547-7754

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              177
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-5.07

"2003"17.9


"2004"10.95


"2005"4.73



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 4.57%; Advisors Select Class is 4.73%;
Advisors Preferred Class is 4.91%; Select Class is 5.10%; and Preferred Class
is 5.30%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.50%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       4.57                             5.49
 ADVISORS SELECT CLASS.                       4.73                             5.63
 ADVISORS PREFERRED
 CLASS.................                       4.91                             5.83
 SELECT CLASS..........                       5.10                             6.02
 PREFERRED CLASS.......                       5.30                             6.16
 S&P 500 Index* .......                       4.91                             1.84
 Lehman Brothers
 Aggregate Bond Index*                        2.43                             5.54
 Morningstar
 Conservative
 Allocation Category
 Average* .............                       3.05                             3.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11



178                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                     89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                  71   221   386     862
 SELECT CLASS                                                                              51   161   281     631
 PREFERRED CLASS                                                                           39   123   215     484



Principal Investors Fund                                              179
www.principal.com

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an


180                                              Principal Investors Fund
                                                          1-800-547-7754
underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.2%    Partners LargeCap Value       7.4%
      Securities
      Disciplined LargeCap       17.0     Partners SmallCap Growth      1.5
      Blend                               III
      International Growth        9.7     Preferred Securities          9.8
      LargeCap Growth             6.3     Real Estate Securities        8.8
      LargeCap Value              4.3     SmallCap S&P 600 Index        2.4
      Partners LargeCap           6.0     SmallCap Value                1.6
      Growth II





Principal Investors Fund                                              181
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.75%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


182                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-7.68

"2003"20.62


"2004"11.5


"2005"6.82



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 6.64%; Advisors Select Class is 6.82%;
Advisors Preferred Class is 6.99%; Select Class is 7.27%; and Preferred Class
is 7.31%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.78%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       6.64                             5.90
 ADVISORS SELECT CLASS.                       6.82                             6.04
 ADVISORS PREFERRED
 CLASS.................                       6.99                             6.24
 SELECT CLASS..........                       7.27                             6.42
 PREFERRED CLASS.......                       7.31                             6.55
 S&P 500 Index* .......                       4.91                             1.84
 Lehman Brothers
 Aggregate Bond Index*                        2.43                             5.54
 Morningstar Moderate
 Allocation Category
 Average* .............                       5.29                             3.70
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11



Principal Investors Fund                                              183
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                     89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                  71   221   386     862
 SELECT CLASS                                                                              51   161   281     631
 PREFERRED CLASS                                                                           39   123   215     484



184                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an


Principal Investors Fund                                              185
www.principal.com
underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            19.0%    Partners LargeCap Value       9.3%
      Securities
      Disciplined LargeCap       19.4     Partners SmallCap Growth      2.0
      Blend                               III
      International Growth       12.0     Preferred Securities          5.3
      LargeCap Growth             7.5     Real Estate Securities        8.2
      LargeCap Value              5.2     SmallCap S&P 600 Index        2.9
      Partners LargeCap           7.1     SmallCap Value                2.1
      Growth II





186                                              Principal Investors Fund
                                                          1-800-547-7754

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.74%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              187
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-10.72

"2003"22.3


"2004"12.06


"2005"7.5



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 7.53%; Advisors Select Class is 7.50%;
Advisors Preferred Class is 7.76%; Select Class is 7.98%; and Preferred Class
is 8.18%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     11.35%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -10.11%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS.................                       7.53                            5.53
 ADVISORS SELECT CLASS                        7.50                            5.64
 ADVISORS PREFERRED
 CLASS ................                       7.76                            5.86
 SELECT CLASS .........                       7.98                            6.43/(1)/
 PREFERRED CLASS ......                       8.18                            6.17
 S&P 500 Index* .......                       4.91                            1.84
 Lehman Brothers
 Aggregate Bond Index*                        2.43                            5.54
 Morningstar Moderate
 Allocation Category
 Average*..............                       5.29                            3.70
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(//1//)
  /During 2003, the Select Class experienced a significant redemption of shares.
  Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11




188                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                     89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                  71   221   386     862
 SELECT CLASS                                                                              51   161   281     631
 PREFERRED CLASS                                                                           39   123   215     484



Principal Investors Fund                                              189
www.principal.com

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an


190                                              Principal Investors Fund
                                                          1-800-547-7754
underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            13.3%    Partners LargeCap Value      10.9%
      Securities
      Disciplined LargeCap       22.1     Partners SmallCap Growth      2.5
      Blend                               III
      International Growth       12.7     Preferred Securities          3.7
      LargeCap Growth             8.9     Real Estate Securities        5.2
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.4     SmallCap Value                2.6
      Growth II





Principal Investors Fund                                              191
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


192                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-13.25

"2003"23.76


"2004"12.24


"2005"7.96



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 7.80%; Advisors Select Class is 7.96%;
Advisors Preferred Class is 8.16%; Select Class is 8.36%; and Preferred Class
is 8.47%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.38%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.12%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       7.80                             5.61
 ADVISORS SELECT CLASS.                       7.96                             5.80
 ADVISORS PREFERRED
 CLASS.................                       8.16                             5.96
 SELECT CLASS..........                       8.36                             6.13
 PREFERRED CLASS.......                       8.47                             6.29
 S&P 500 Index* .......                       4.91                             1.84
 Lehman Brothers
 Aggregate Bond Index*                        2.43                             5.54
 Morningstar Moderate
 Allocation Category
 Average* .............                       5.29                             3.70
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *Lifetime results are measured from the date the Institutional shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11



Principal Investors Fund                                              193
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                     89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                  71   221   386     862
 SELECT CLASS                                                                              51   161   281     631
 PREFERRED CLASS                                                                           39   123   215     484



194                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an


Principal Investors Fund                                              195
www.principal.com
underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.2%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.0
      Blend                               III
      International Growth       15.8     Preferred Securities          2.2
      LargeCap Growth             9.8     Real Estate Securities        2.3
      LargeCap Value              6.6     SmallCap S&P 600 Index        4.0
      Partners LargeCap           9.2     SmallCap Value                3.1
      Growth II





196                                              Principal Investors Fund
                                                          1-800-547-7754

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              197
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-16.31

"2003"25.55


"2004"12.38


"2005"8.56



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 8.31%; Advisors Select Class is 8.56%;
Advisors Preferred Class is 8.75%; Select Class is 8.94%; and Preferred Class
is 9.15%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     13.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.90%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       8.31                             4.72
 ADVISORS SELECT CLASS.                       8.56                             4.91
 ADVISORS PREFERRED
 CLASS.................                       8.75                             5.09
 SELECT CLASS..........                       8.94                             5.29
 PREFERRED CLASS.......                       9.15                             5.41
 S&P 500 Index* .......                       4.91                             1.84
 Lehman Brothers
 Aggregate Bond Index*                        2.43                             5.54
 Morningstar Large
 Blend Category
 Average* .............                       5.77                             1.82
  Index performance does not reflect deductions for fees, expenses or taxes.
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11



198                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                     89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                  71   221   386     862
 SELECT CLASS                                                                              51   161   281     631
 PREFERRED CLASS                                                                           39   123   215     484



Principal Investors Fund                                              199
www.principal.com

REAL ESTATE FUND


200                                              Principal Investors Fund
                                                          1-800-547-7754

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates


Principal Investors Fund                                              201
www.principal.com

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.


202                                              Principal Investors Fund
                                                          1-800-547-7754

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"7.49

"2002"7.05


"2003"37.35


"2004"33.08


"2005"14.8



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 14.66%; Advisors Select Class is 14.80%;
Advisors Preferred Class is 14.92%; Select Class is 15.22%; and Preferred
Class is 15.36%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     17.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -7.48%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ......... .....                14.66                                19.27                      19.78
 ADVISORS SELECT CLASS...................                14.80                                19.28                      19.80
 ADVISORS PREFERRED CLASS................                14.92                                19.62                      20.14
 SELECT CLASS............................                15.22                                19.70                      20.22
 PREFERRED CLASS.........................                15.36                                19.83                      20.34
 MSCI US REIT Index* .............. .....                12.52                                18.80                      18.79
 Morningstar Specialty - Real Estate
 Category Average*.......................                11.59                                18.58                      18.44
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.85%     0.85%      0.85%    0.85%      0.85%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.73%     1.60%      1.42%    1.23%      1.11%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



Principal Investors Fund                                              203
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $176  $545  $939  $2,041
 ADVISORS SELECT CLASS                                                                             163   505   871   1,900
 ADVISORS PREFERRED CLASS                                                                          145   449   776   1,702
 SELECT CLASS                                                                                      125   390   676   1,489
 PREFERRED CLASS                                                                                   113   353   612   1,352



204                                              Principal Investors Fund
                                                          1-800-547-7754

INTERNATIONAL STOCK FUNDS


Principal Investors Fund                                              205
www.principal.com

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign


206                                              Principal Investors Fund
                                                          1-800-547-7754
currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal Investors Fund                                              207
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-24.95

"2002"-17.13


"2003"33.09


"2004"19.37


"2005"23.02



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 22.86%; Advisors Select Class is 23.02%;
Advisors Preferred Class is 23.20%; Select Class is 23.00%; and Preferred
Class is 23.51%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.87%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...............
                                                         22.86                                3.89                       4.58
 ADVISORS SELECT CLASS...................                23.02                                3.98                       4.67
 ADVISORS PREFERRED CLASS................                23.20                                4.20                       4.89
 SELECT CLASS............................                23.00                                4.58                       5.29
 PREFERRED CLASS.........................                23.51                                4.54                       5.25
 Citigroup BMI Global ex-US Index/
 //(1)/* ................................                19.59                                8.09                       8.10
 MSCI EAFE (Europe, Australia, Far East)
 Index - ND* ............................                13.54                                4.56                       4.55
 Morningstar Foreign Large Blend Category
 Average* ...............................                14.55                                2.93                       3.10
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.90%     0.90%      0.90%    0.90%      0.90%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.78%     1.65%      1.47%    1.28%      1.16%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



208                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $181  $560  $964  $2,095
 ADVISORS SELECT CLASS                                                                              168   520   897   1,955
 ADVISORS PREFERRED CLASS                                                                           150   465   803   1,757
 SELECT CLASS                                                                                       130   406   702   1,545
 PREFERRED CLASS                                                                                    118   368   638   1,409



Principal Investors Fund                                              209
www.principal.com

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


210                                              Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal Investors Fund                                              211
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-4.06

"2002"-7.59


"2003"55.86


"2004"24.93


"2005"34.91



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 34.70%; Advisors Select Class is 34.91%;
Advisors Preferred Class is 35.18%; Select Class is 35.44%; and Preferred
Class is 35.52%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.64%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -23.87%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                         PAST 1 YEAR                       PAST 5 YEARS               LIFE OF FUND
 ADVISORS SIGNATURE CLASS .......... ........
                                                            34.70                              18.25                     17.73
 ADVISORS SELECT CLASS.......................               34.91                              18.42                     17.90
 ADVISORS PREFERRED CLASS....................               35.18                              18.64                     18.11
 SELECT CLASS................................               35.44                              18.88                     18.35
 PREFERRED CLASS.............................               35.52                              18.98                     18.42
 MSCI Emerging Markets Free Index -
 NDTR/(1)/*..................................               34.00                              19.08                     19.09
 MSCI Emerging Markets Free Index - ID*......               30.31                              16.23                     16.29
 Morningstar Diversified Emerging Markets
 Category Average*...........................               31.64                              18.59                     18.29
  Index performance does not reflect deductions for fees, expenses or taxes.

  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.35%     1.35%      1.35%    1.35%      1.35%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    2.23%     2.10%      1.92%    1.73%      1.61%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



212                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $226  $697  $1,195  $2,565
 ADVISORS SELECT CLASS                                                                             213   658   1,129   2,431
 ADVISORS PREFERRED CLASS                                                                          195   603   1,037   2,243
 SELECT CLASS                                                                                      176   545     939   2,041
 PREFERRED CLASS                                                                                   164   508     876   1,911




Principal Investors Fund                                              213
www.principal.com

INTERNATIONAL GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


214                                              Principal Investors Fund
                                                          1-800-547-7754

FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 139.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal Investors Fund                                              215
www.principal.com

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-21.75

"2002"-16.84


"2003"37.85


"2004"21.83


"2005"21.41



LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 21.26%; Advisors Select Class is 21.41%;
Advisors Preferred Class is 21.71%; Select Class is 21.89%; and Preferred
Class is 22.07%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     18.14%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.59%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND
 ADVISORS SIGNATURE CLASS .............                 21.26                                 5.73                       5.56
 ADVISORS SELECT CLASS.................                 21.41                                 5.82                       5.66
 ADVISORS PREFERRED CLASS..............                 21.71                                 6.79                       6.62
 SELECT CLASS..........................                 21.89                                 6.28                       6.11
 PREFERRED CLASS.......................                 22.07                                 6.40                       6.23
 CITI World Ex-US BMI Growth
 Index/(1)/* ..........................                 17.18                                 4.04                       4.04
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND* ....................                 13.54                                 4.56                       4.55
 Morningstar Foreign Large Growth
 Category Average*.....................                 15.27                                 2.15                       2.23
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
 The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ASSETS FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



216                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523



Principal Investors Fund                                              217
www.principal.com

PARTNERS GLOBAL EQUITY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation; or .. portfolio construction issues in terms of stock, sector or country weightings.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


218                                              Principal Investors Fund
                                                          1-800-547-7754
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Morgan has been the Fund's Sub-Advisor since March 1, 2005.

As shares of the Fund were first offered for sale on March 1, 2005, limited historical performance information is available. The Life of Fund return as of December 31, 2005 for the: Advisors Signature Class is 9.10%; Advisors Select Class is 9.50%; Advisors Preferred Class is 9.37%; Select Class is 9.47%;
and Preferred Class is 9.61%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                         PAST 1 YEAR              LIFE OF FUND
 ADVISORS SIGNATURE CLASS ...
   ..........................                 N/A                     9.10
 ADVISORS SELECT CLASS ......
   ..........................                 N/A                     9.50
 ADVISORS PREFERRED CLASS ...
   ..........................                 N/A                     9.37
 SELECT CLASS ...............
   ..........................                 N/A                     9.47
 PREFERRED CLASS ............
   ..........................                 N/A                     9.61
 MSCI World Index - ND* .....                9.49                     8.57
 Morningstar World Stock
 Category Average*...........               11.74                    10.50
  Index performance does not reflect deductions for fees,
  expenses or taxes.
   The classes began operations March 1, 2005.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (March 1, 2005).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.95%     0.95%      0.95%    0.95%      0.95%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.83%     1.70%      1.52%    1.33%      1.21%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $186  $576  $990  $2,148
 ADVISORS SELECT CLASS                                                                             173   536   923   2,009
 ADVISORS PREFERRED CLASS                                                                          155   480   829   1,813
 SELECT CLASS                                                                                      135   421   729   1,601
 PREFERRED CLASS                                                                                   123   384   665   1,466



Principal Investors Fund                                              219
www.principal.com

PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Sub-Advisor, FMR, normally invests the Fund's assets primarily in non-U.S. securities. FMR normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries and companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


220                                              Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

FMR has been the Fund's Sub-Advisor since December 29, 2003.

The inception date of the Fund is December 29, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Signature Class performance is shown.


Year-by-Year Total Return (%) as of 12/31 each year

"2004"19.62

"2005"12.55




LOGO

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is 12.55%; Advisors Select Class is 12.80%;
Advisors Preferred Class is 12.90%; Select Class is 13.18%; and Preferred
Class is 13.32%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                     10.66%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '05                                     -0.67%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND
 ADVISORS SIGNATURE
 CLASS ................                       12.55                            16.21
 ADVISORS SELECT CLASS.                       12.80                            18.85
 ADVISORS PREFERRED
 CLASS.................                       12.90                            18.99
 SELECT CLASS..........                       13.18                            19.25
 PREFERRED CLASS.......                       13.32                            19.35
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND* ..........                       13.54                            19.98
 Morningstar Foreign
 Large Blend Category
 Average* .............                       14.55                            19.76
  Index performance does not reflect deductions for fees, expenses or taxes.
 The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).



Principal Investors Fund                                              221
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

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                             188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                                          170   526     907   1,976
 SELECT CLASS                                                                                      151   468     808   1,768
 PREFERRED CLASS                                                                                   138   431     745   1,635





222                                              Principal Investors Fund
                                                          1-800-547-7754

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Select, Advisors Signature, Advisors Preferred and Select classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.


Principal Investors Fund                                              223
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

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain


224                                              Principal Investors Fund
                                                          1-800-547-7754
cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield


Principal Investors Fund                                              225
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

bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;


226                                              Principal Investors Fund
                                                          1-800-547-7754

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to rack a particular market index. The Funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in


Principal Investors Fund                                              227
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

dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with


228                                              Principal Investors Fund
                                                          1-800-547-7754
smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.


Principal Investors Fund                                              229
www.principal.com

PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which each invests. No turnover rate is calculated for the Partners Global Equity, Partners LargeCap Value I, Partners SmallCap Growth III, and Partners SmallCap Value II as they have been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management, L.P. ("Alliance") managed $579 billion in assets as of December 31, 2005. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


230                                              Principal Investors Fund
                                                          1-800-547-7754

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau





BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $579 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


Principal Investors Fund                                              231
www.principal.com

The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. the members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                                                                     DAY-TO-DAY
           FUND                                                                      FUND MANAGEMENT
           ----                                                                      ---------------
           Partners LargeCap Value                                                   Marilyn G. Fedak
                                                                                     John Mahedy
                                                                                     Chris Marx
                                                                                     John D. Phillips, Jr.





MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $100.9 billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams
           Partners LargeCap Value II   Brendan Healy
                                        Mark Mallon
                                        Charles A. Ritter




232                                              Principal Investors Fund
                                                          1-800-547-7754

BRENDAN HEALY, CFA . Mr. Healy, Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



MARK MALLON, CFA . Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.



CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2005, Ark Asset managed $16.7 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.


Principal Investors Fund                                              233
www.principal.com

WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at The IBM Retirement Funds. He earned a BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. At December 31, 2005, BHMS had approximately $55.4 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 James P. Barrow
                                        Mark Giambrone




JAMES P. BARROW . During Mr. Barrow's 43-year investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 re joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.



MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.


SUB-ADVISOR: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, New York, New York 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States, with over $102 billion in assets. The Bank of New York began offering investment services in the 1830s and as of December 31, 2005, managed more than $102 billion in investments for institutions and individuals.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Edward J. Von Sauers
                                        Kurt Zyla





234                                              Principal Investors Fund
                                                          1-800-547-7754

EDWARD J. VON SAUERS . Mr. Von Sauers joined BNY Asset Management in 1987. As Division Head of Short Term Money Management, he has overall responsibility for $29 billion in short term fixed income assets. Mr. Von Sauers is a member of the Bank's Investment Policy Committee. Prior to joining the Bank, he was a portfolio manager for the New York State Power Authority. Mr. Von Sauers earned both a BBA and an MBA in Finance from Pace University.



KURT ZYLA . Mr. Zyla is the Managing Director and Division Head of Index Fund Management at BNY. Prior to managing the Division in 1998, he was an index portfolio manager and worked in the Special Investment Products area, focusing on portfolio transitions/liquidations and equity derivative product strategies. Before joining BNY in 1989, Mr. Zyla worked in the Specialty Chemical's Division of Engelhard Corporation in the areas of technical sales and product management. He earned a BS in Chemical Engineering from New Jersey Institute of Technology and an MBA from New York University's Stern School of Business.


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $5.9 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox




CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2005, Dimensional and its subsidiaries managed approximately $36.0 billion in assets.

The Fund is managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.


The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has ten members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.


Principal Investors Fund                                              235
www.principal.com

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert
T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for coordinating the day-to-day management of the Fund.


Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.


The SAI provides information about Mr. Deere's compensation, other accounts managed by Mr. Deere, and Mr. Deere's ownership of Fund shares.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a wholly-owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $2.36 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Joseph W. Garner
                                        Kenneth G. Mertz II
                                        Stacey L. Sears




The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.



KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.



JOSEPH W. GARNER . Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio


236                                              Principal Investors Fund
                                                          1-800-547-7754

Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.





SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR and affiliates managed approximately $207.7 billion in assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez
           Partners MidCap Growth II    Bahaa W. Fam




BAHAA W. FAM . Mr. Fam is a vice president and a portfolio manager for Fidelity Management & Research Company. Mr. Fam joined Fidelity in 1994 and served as the firm's director of quantitative research from 1998-2004. Mr. Fam received a BS in electrical engineering/computer science from John Hopkins University and an MS with a concentration in optimization theory and economic systems, also from Johns Hopkins.



CESAR E. HERNANDEZ, CFA . Mr. Hernandez is a Senior Vice President and Portfolio Manager at Fidelity Investments. He developed the Select International discipline at Fidelity and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline's inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He is a CFA charterholder and a member of the Boston Security Analysts Society.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $496.1 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


Principal Investors Fund                                              237
www.principal.com

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Sean Gallagher
                                        Lisa Parisi
                                        Edward Perkin
                                        Eileen Rominger





DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



SALLY POPE DAVIS . Ms. Pope Davis is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



SEAN GALLAGHER . Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.


238                                              Principal Investors Fund
                                                          1-800-547-7754

LISA PARISI . Ms. Parisi is a Managing Director and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EDWARD PERKIN. . Mr. Perkin is a Vice President and Portfolio Manager at GSAM. Mr. Perkin joined GSAM as a research analyst in June 2002. He became a portfolio manager in June 2004. From August 2000 to May 2002, Mr. Perkin earned his MBA at Columbia Business School, during which time he served as a research intern for Fidelity Investments and Gabelli Asset Management. From September 1997 to May 2000, Mr. Perkin was a senior research analyst for a subsidiary of Fiserv, where he oversaw all matters related to compliance and historical market data.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2005, GMO managed $111 billion in client assets.

Day-to-day management of the Fund is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the Fund's portfolio, and no one person is primarily responsible for day-to-day management. The individual responsible for managing the implementation and monitoring of the overall portfolio management of the Fund is Sam Wilderman. Mr. Wilderman allocates responsibility for portions of the Fund's portfolio to various members of the Division, oversees the implementation of trades, reviews the overall composition of the Fund's portfolio, including compliance with stated investment objectives and strategies and monitors cash flows.


Mr. Wilderman is a member (partner) of GMO and is Director of GMO's U.S. Quantitative Division. Mr. Wilderman served as co-director of U.S. equity management in 2005. Prior to this position, he was responsible for research and portfolio management for the GMO Emerging Markets Fund, the GMO Emerging Countries Fund and the GMO Emerging Markets Quality Fund. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.


The SAI contains other information about how GMO determines the compensation of the Division's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the Division's senior member.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2005, Morgan had total combined assets under management of approximately $847 billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


Principal Investors Fund                                              239
www.principal.com

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Global Equity       Matthew Beesley
                                        Edward Walker
                                        Howard Williams
           Partners SmallCap Value I    Christopher T. Blum
                                        Dennis S. Ruhl




MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in the Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



CHRISTOPHER T. BLUM, CFA . Managing Director of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.



EDWARD WALKER, CFA . Mr. Walker is a portfolio manager in the Global Portfolios Group, based on London. He is manager of the JP Morgan Fleming Overseas Investment Trust, open-ended global retail funds and co-manages the JPMorgan Total Return Fund. Previously Mr. Walker held a range of analyst positions, most recently as the global sector specialist responsible for technology. He joined the Global Portfolios group in 1997 as a graduate trainee and holds an MA in Economics from Cambridge University. He has earned the right to use the Chartered Financial Analyst designation.



HOWARD WILLIAMS . Mr. Williams is a managing director and head of the Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2005, LA Capital had assets under management of approximately $3.7 billion.
Day-to-day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


240                                              Principal Investors Fund
                                                          1-800-547-7754

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value I      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens




DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Assoicates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $6.77 billion as of December 31, 2005.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the


Principal Investors Fund                                              241
www.principal.com
portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Timothy Butler
                                         Michael Clulow
                                         Gretchen Novak
                                         Ronald A. Sauer





STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.



TIMOTHY P. BUTLER . Mr. Butler is an equity analyst concentrating on financial services and financial technology companies for all Mazama strategies. He works closely with Steve Brink, the firm's Director of Research, in covering this sector. Mr. Butler worked most recently at Pacific Crest Securities, where he was Senior Research Analyst specializing in financial technology stocks. Prior to this, he worked at Stifel, Nicolaus & Co., also as a Research Analyst focused on specialty finance companies. Mr. Butler completed his MBA at the University of Texas in 1990, graduating cum laude, and earned a BA in Business Administration from Wichita State University in 1988, where he graduated summa cum laude and was elected to the Beta Gamma Sigma honor society.



MICHAEL D. CLULOW, CFA . Mr. Clulow works out of the firm's New York research office, specializing in research and analysis of small & mid cap healthcare companies, including biotech and emerging pharmaceutical companies. He has been an investment analyst since 1995, most recently as Senior Analyst, Healthcare IT & Pharmaceutical Outsourcing Sectors with UBS Warburg in New York, NY. Previously he worked as a healthcare analyst at CIBC World Markets. Mr. Clulow earned a BS in Finance at Miami University and an MBA with honors in Finance and Economics at New York University's Leonard N. Stern School of Business in 1996. He received his Chartered Financial Analyst designation in 2002.



GRETCHEN NOVAK, CFA . Ms. Novak is responsible for researching consumer discretionary and consumer staple companies for all Mazama strategies and is an Associate Portfolio Manager, supporting Ron Sauer and Steve Brink in overseeing the investment process. Formerly an Equity Analyst with Cramer Rosenthal McGlynn, LLC, she specialized in small and mid-cap stocks with focus on consumer discretionary companies and secondary emphasis on consumer staples and utility/energy service companies. She earned her BA in Business Administration with concentration in finance from the University of Washington in 1994, graduating cum laude and elected to Phi Beta Kappa and Beta Gamma Sigma honor society. She received her Chartered Financial Analyst designation in 2001.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2005, Mellon Equity managed approximately $21.3 billion in assets.


242                                              Principal Investors Fund
                                                          1-800-547-7754

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Peter D. Goslin
           Partners SmallCap Value I    Ronald P. Gala
                                        Peter D. Goslin




RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.



PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.



ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $105.9 billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


Principal Investors Fund                                              243
www.principal.com

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steve Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Dirk Laschanzky
                                                Jeff Schwarte
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
           f/k/a                                Craig Dawson
           Capital Preservation





244                                              Principal Investors Fund
                                                          1-800-547-7754

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European


Principal Investors Fund                                              245
www.principal.com
accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks is a portfolio manager at Principal Global Investors. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



STEVEN LARSON, CFA. . Mr. Larson is an associate portfolio manager and equity analyst for Principal. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. Prior to that, he was Manager of the Investment Analytics Group at First American Asset Management. He received an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He is a member of the Association for Investment Management and Research (AIMR) and has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.


246                                              Principal Investors Fund
                                                          1-800-547-7754

K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.


Principal Investors Fund                                              247
www.principal.com

LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $32.0 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $13.2 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the


248                                              Principal Investors Fund
                                                          1-800-547-7754
portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $269.5 billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps





ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.


Principal Investors Fund                                              249
www.principal.com

RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


The Partners LargeCap Blend Fund Fund has an Investment Advisory Committee with the following members: William J. Stromberg, Director of Equity Research and Chairman; Kennard W. Allen; Jeffrey W. Arricale; Laurie M. Bertner; David R. Giroux; Ann M. Holcomb; Michael W. Holton; Charles G. Pepin; Joshua K. Spencer; and Richard T. Whitney, Director of Systematic Research. Mr. Stromberg has day-to-day responsibility for managing the portfolio and works with the Committee and a group of T. Rowe Price equity research analysts in developing and executing the Fund's investment program. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $18 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at One North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary


250                                              Principal Investors Fund
                                                          1-800-547-7754
         of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $66.12 billion in assets and the Group managed approximately $581.49 billion in assets.

Investment decisions for the Partners LargeCap Value I Fund are made by investment management teams at UBS Global AM, including Thomas M. Cole, Thomas
J. Digenan, John C. Leonard and Scott C. Hazen. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.


The day-to-day portfolio management for the Partners SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                                                                     DAY-TO-DAY
           FUND                                                                      FUND MANAGEMENT
           ----                                                                      ---------------
           Partners LargeCap Value I                                                 Thomas M. Cole
                                                                                     Thomas J. Digenan
                                                                                     Scott C. Hazen
                                                                                     John C. Leonard
           Partners SmallCap Growth II                                               Paul A. Graham, Jr.
                                                                                     David N. Wabnik




THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



SCOTT C. HAZEN, CFA . Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm's global investment team responsible for providing client service and relationship management to the firm's clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.


Principal Investors Fund                                              251
www.principal.com

JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of IXIS Asset Management North America. As of December 31, 2005, Vaughan Nelson had approximately $4.7 billion in assets under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value II   Mark J. Roach
                                        Chris D. Wallis
                                        Scott J. Weber




MARK J. ROACH . Mr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson, he was a security analyst for USAA Investment Management Company from 2001 to 2003, and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A. from the University of Chicago. He has over 13 years of investment management and research experience.



CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.



SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over eight years of investment management and financial analysis experience.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $520.7 billion of client assets.


252                                              Principal Investors Fund
                                                          1-800-547-7754

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


DUTIES OF THE MANAGER AND SUB-ADVISOR
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


Principal Investors Fund                                              253
www.principal.com

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2005, Post had $8.1 billion in asset under management.


LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities                 0.54%     Partners MidCap Growth       1.00%
       Disciplined LargeCap
       Blend                      0.60%     Partners MidCap Value        1.00%
       Diversified                          Partners MidCap Growth
       International              0.90%     II                           1.00%
       Government & High
       Quality Bond
       f/k/a Government
       Securities                 0.40%     Partners MidCap Value I      1.00%
       High Quality
       Intermediate-Term Bond     0.40%     Partners SmallCap Blend      1.00%
                                            Partners SmallCap Growth
       Inflation Protection       0.40%     I                            1.10%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     II                           1.00%
                                            Partners SmallCap Growth
       International Growth       1.00%     III                          1.10%
       LargeCap Growth            0.55%     Partners SmallCap Value      1.00%
                                            Partners SmallCap Value
       LargeCap S&P 500 Index     0.15%     I                            1.00%
                                            Partners SmallCap Value
       LargeCap Value             0.45%     II                           1.00%
       MidCap Blend               0.65%     Preferred Securities         0.75%
                                            Partners SmallCap Growth
       MidCap Growth              0.65%     II                           1.00%
       MidCap S&P 400 Index       0.15%     Principal LifeTime 2010    0.1225%
       MidCap Value               0.65%     Principal LifeTime 2020    0.1225%
       Money Market               0.40%     Principal LifeTime 2030    0.1225%
       Partners Global Equity     0.95%     Principal LifeTime 2040    0.1225%
       Partners International     1.10%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       Partners LargeCap Blend    0.75%     Strategic Income           0.1225%
       Partners LargeCap Blend
       I                          0.45%     Real Estate Securities       0.85%
                                            Short-Term Bond
                                            f/k/a High Quality
       Partners LargeCap Growth   1.00%     Short-Term Bond              0.40%
       Partners LargeCap Growth
       I                          0.74%     Principal LifeTime 2050    0.1225%
       Partners LargeCap Growth
       II                         1.00%     SmallCap Blend               0.75%
       Partners LargeCap Value    0.78%     SmallCap Growth              0.75%
       Partners LargeCap Value
       I                          0.80%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Value
       II                         0.85%     SmallCap Value               0.75%
                                            Ultra Short Bond
                                            f/k/a Capital
       Partners MidCap Growth     1.00%     Preservation                 0.40%





254                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners Global Equity, Partners International, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Growth II, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, and Partners SmallCap Value II Funds intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy


Principal Investors Fund                                              255
www.principal.com
  adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


256                                              Principal Investors Fund
                                                          1-800-547-7754

FREQUENT PURCHASES AND REDEMPTIONS


The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds.


The retirement plan administrator of plans that invest in shares of the Funds monitor trading activity to identify and take action against abuses. While these procedures are designed to identify and protect against abusive trading practices, there can be no certainty that abusive trading will be identified and prevented in all instances. When abusive trading is identified, these policies and procedures will be applied in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's


Principal Investors Fund                                              257
www.principal.com
investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.


The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month (or the previous business day) the Fund will pay out its accumulated declared dividends.

FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 4 p.m. Eastern Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 4 p.m. Eastern Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. Eastern Time.

MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open


258                                              Principal Investors Fund
                                                          1-800-547-7754
an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004      2003     2002    2001/(D)/
                           ----         ----      ----     ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.86       $10.66    $10.59   $10.68   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.37         0.34      0.31     0.46     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.28)        0.20      0.11    (0.05)    0.64
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.09         0.54      0.42     0.41     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.37)       (0.34)    (0.35)   (0.44)   (0.49)
 Distributions from
  Realized Gains......    (0.01)          --        --    (0.06)      --
 ------                   -----                           -----
   Total Dividends and
         Distributions    (0.38)       (0.34)    (0.35)   (0.50)   (0.49)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.57       $10.86    $10.66   $10.59   $10.68
                         ======       ======    ======   ======   ======
Total Return..........     0.79%        5.17%     4.05%    4.08%   10.95%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,016      $28,547   $14,430   $2,237   $2,669
 Ratio of Expenses to
  Average Net Assets..     1.33%        1.15%     1.12%    1.12%    1.12%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.12%        1.12%       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.47%        3.15%     2.92%    4.35%    5.03%/(f)/
 Portfolio Turnover
  Rate................    202.1%/(g)/  150.5%     91.0%    46.7%   124.7%/(f)/

                           2005         2004      2003     2002    2001/(D)/
                           ----         ----      ----     ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.84       $10.63    $10.57   $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.35         0.32      0.30     0.55     0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.28)        0.21      0.10    (0.16)    0.63
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.07         0.53      0.40     0.39     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.35)       (0.32)    (0.34)   (0.43)   (0.47)
 Distributions from
  Realized Gains......    (0.01)          --        --    (0.06)      --
 ------                   -----                           -----
   Total Dividends and
         Distributions    (0.36)       (0.32)    (0.34)   (0.49)   (0.47)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.55       $10.84    $10.63   $10.57   $10.67
                         ======       ======    ======   ======   ======
Total Return..........     0.61%        5.09%     3.77%    3.80%   10.69%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $39,797      $31,801   $12,537     $388   $2,669
 Ratio of Expenses to
  Average Net Assets..     1.51%        1.34%     1.30%    1.30%    1.30%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.30%        1.30%       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.29%        2.95%     2.71%    4.27%    4.85%/(f)/
 Portfolio Turnover
  Rate................    202.1%/(g)/  150.5%     91.0%    46.7%   124.7%/(f)/

                           2005
                           ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.36
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.28)
                          -----
 Total From Investment
            Operations     0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.34)
 Distributions from
  Realized Gains......    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.35)
                          -----
Net Asset Value, End
 of Period............   $10.61
                         ======
Total Return..........     0.66%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $752
 Ratio of Expenses to
  Average Net Assets..     1.67%
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.43%
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.27%
 Portfolio Turnover
  Rate................    202.1%/(g)/
                           2005         2004      2003     2002    2001/(D)/
                           ----         ----      ----     ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.87       $10.67    $10.60   $10.68   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.41         0.37      0.35     0.48     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.29)        0.20      0.11    (0.02)    0.64
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.12         0.57      0.46     0.46     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.40)       (0.37)    (0.39)   (0.48)   (0.51)
 Distributions from
  Realized Gains......    (0.01)          --        --    (0.06)      --
 ------                   -----                           -----
   Total Dividends and
         Distributions    (0.41)       (0.37)    (0.39)   (0.54)   (0.51)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.58       $10.87    $10.67   $10.60   $10.68
                         ======       ======    ======   ======   ======
Total Return..........     1.10%        5.48%     4.37%    4.50%   11.20%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $65,637      $43,420   $33,930   $8,142   $2,669
 Ratio of Expenses to
  Average Net Assets..     1.02%        0.84%     0.81%    0.81%    0.81%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.81%        0.81%       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.79%        3.46%     3.23%    4.51%    5.59%/(f)/
 Portfolio Turnover
  Rate................    202.1%/(g)/  150.5%     91.0%    46.7%   124.7%/(f)/

                           2005         2004      2003     2002    2001/(D)/
                           ----         ----      ----     ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.99       $10.78    $10.65   $10.67   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.40         0.36      0.34     1.08     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.28)        0.21      0.16    (0.58)    0.62
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.12         0.57      0.50     0.50     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.39)       (0.36)    (0.37)   (0.46)   (0.50)
 Distributions from
  Realized Gains......    (0.01)          --        --    (0.06)      --
 ------                   -----                           -----
   Total Dividends and
         Distributions    (0.40)       (0.36)    (0.37)   (0.52)   (0.50)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.71       $10.99    $10.78   $10.65   $10.67
                         ======       ======    ======   ======   ======
Total Return..........     1.06%        5.39%     4.79%    4.96%   11.03%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,635       $2,274      $912     $113   $2,668
 Ratio of Expenses to
  Average Net Assets..     1.15%        0.96%     0.93%    0.92%    0.93%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.93%        0.93%       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.69%        3.35%     3.12%    4.69%    5.22%/(f)/
 Portfolio Turnover
  Rate................    202.1%/(g)/  150.5%     91.0%    46.7%   124.7%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Calculated based on average shares outstanding during the period./ /
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005        2004    2003/(E)/
                          ----        ----    ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
 ADVISORS PREFERRED
-------------------
 SHARES/ (A)/
 ------ -
Net Asset Value,
 Beginning of Period..  $12.89      $12.07   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.08        0.06     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.39        1.07     2.03
                          ----        ----     ----
 Total From Investment
            Operations    1.47        1.13     2.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)      (0.04)      --
 Distributions from
  Realized Gains......   (0.06)      (0.27)      --
  ----                   -----       -----
   Total Dividends and
         Distributions   (0.13)      (0.31)      --
  ----                   -----       -----
Net Asset Value, End
 of Period............  $14.23      $12.89   $12.07
                        ======      ======   ======
Total Return..........   11.44%       9.55%   20.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $34          $9     $121
 Ratio of Expenses to
  Average Net Assets..    1.17%       1.17%    1.17%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.59%       0.44%    0.45%/(d)/
 Portfolio Turnover
  Rate................    86.7%/(f)/ 106.2%   109.2%/(d)/

                          2005        2004    2003/(E)/
                          ----        ----    ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
 ADVISORS SELECT
----------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $12.87      $12.05   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.04        0.03     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.40        1.08     2.03
                          ----        ----     ----
 Total From Investment
            Operations    1.44        1.11     2.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)      (0.02)      --
 Distributions from
  Realized Gains......   (0.06)      (0.27)      --
  ----                   -----       -----
   Total Dividends and
         Distributions   (0.13)      (0.29)      --
  ----                   -----       -----
Net Asset Value, End
 of Period............  $14.18      $12.87   $12.05
                        ======      ======   ======
Total Return..........   11.21%       9.37%   20.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $253         $10     $120
 Ratio of Expenses to
  Average Net Assets..    1.35%       1.35%    1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.31%       0.26%    0.27%/(d)/
 Portfolio Turnover
  Rate................    86.7%/(f)/ 106.2%   109.2%/(d)/

                          2005
                          ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
 ADVISORS SIGNATURE
-------------------
 SHARES/ /
 ------ -
Net Asset Value,
 Beginning of Period..  $12.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.34
   ----
 Total From Investment
            Operations    1.41
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)
 Distributions from
  Realized Gains......   (0.06)
                         -----
                                              Total
  Dividends and
  Distributions          (0.12)
   ----
Net Asset Value, End
 of Period............  $14.24
                        ======
Total Return..........   10.97%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12
 Ratio of Expenses to
  Average Net Assets..    1.48%
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.48%                   /
 Portfolio Turnover
  Rate................    86.7%/(f)/
                          2005        2004    2003/(E)/
                          ----        ----    ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
 PREFERRED SHARES/ /
-----------------
Net Asset Value,
 Beginning of Period..  $12.93      $12.10   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.15        0.09     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.36        1.09     2.03
                          ----        ----     ----
 Total From Investment
            Operations    1.51        1.18     2.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)      (0.08)      --
 Distributions from
  Realized Gains......   (0.06)      (0.27)      --
  ----                   -----       -----
   Total Dividends and
         Distributions   (0.13)      (0.35)      --
  ----                   -----       -----
Net Asset Value, End
 of Period............  $14.31      $12.93   $12.10
                        ======      ======   ======
Total Return..........   11.75%       9.94%   21.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $20         $10     $121
 Ratio of Expenses to
  Average Net Assets..    0.86%       0.86%    0.86%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.09%       0.75%    0.76%/(d)/
 Portfolio Turnover
  Rate................    86.7%/(f)/ 106.2%   109.2%/(d)/

                          2005        2004    2003/(E)/
                          ----        ----    ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
 SELECT SHARES/ /
--------------
Net Asset Value,
 Beginning of Period..  $12.91      $12.08   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.09        0.08     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.41        1.09     2.02
                          ----        ----     ----
 Total From Investment
            Operations    1.50        1.17     2.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)      (0.07)      --
 Distributions from
  Realized Gains......   (0.06)      (0.27)      --
  ----                   -----       -----
   Total Dividends and
         Distributions   (0.13)      (0.34)      --
  ----                   -----       -----
Net Asset Value, End
 of Period............  $14.28      $12.91   $12.08
                        ======      ======   ======
Total Return..........   11.68%       9.83%   20.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $183          $9     $121
 Ratio of Expenses to
  Average Net Assets..    0.98%       0.98%    0.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.66%       0.63%    0.64%/(d)/
 Portfolio Turnover
  Rate................    86.7%/(f)/ 106.2%   109.2%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(f) /Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004        2003         2002        2001/(I)/
                           ----         ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
ADVISORS PREFERRED
------------------
 SHARE/ (A)/
 ----- -
Net Asset Value,
 Beginning of Period..    $9.31        $8.00       $6.51        $7.40       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.08         0.06        0.07        (0.02)        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.25         1.27        1.45        (0.87)       (2.83)
                           ----         ----        ----        -----        -----
 Total From Investment
            Operations     2.33         1.33        1.52        (0.89)       (2.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.02)      (0.03)          --           --
 Distributions from
  Realized Gains......    (0.21)          --          --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.02)      (0.03)          --           --
 -----                    -----        -----       -----
Net Asset Value, End
 of Period............   $11.38        $9.31       $8.00        $6.51        $7.40
                         ======        =====       =====        =====        =====
Total Return..........    25.38%       16.59%      23.36%      (12.03)%     (26.92)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,847       $8,156      $4,173       $3,304         $926
 Ratio of Expenses to
  Average Net Assets..     1.47%        1.46%       1.47%        1.47%        1.47%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.47%/(f)/  1.47%/(f)/   1.47%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.79%        0.73%       0.95%        0.46%        0.79%/(e)/
 Portfolio Turnover
  Rate................    202.7%/(j)/  160.2%/(g)/ 162.2%/(h)/   71.4%        86.8%/(e)/

                           2005         2004        2003         2002        2001/(I)/
                           ----         ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
ADVISORS SELECT
---------------
 SHARES/ /
 ------ -
Net Asset Value,
 Beginning of Period..    $9.25        $7.96       $6.47        $7.38       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.07         0.05        0.04        (0.02)        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.23         1.24        1.47        (0.89)       (2.84)
                           ----         ----        ----        -----        -----
 Total From Investment
            Operations     2.30         1.29        1.51        (0.91)       (2.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --       (0.02)          --           --
 Distributions from
  Realized Gains......    (0.21)          --          --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.25)          --       (0.02)          --           --
 -----                    -----                    -----
Net Asset Value, End
 of Period............   $11.30        $9.25       $7.96        $6.47        $7.38
                         ======        =====       =====        =====        =====
Total Return..........    25.31%       16.23%      23.30%      (12.33)%     (27.12)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,270       $5,573      $3,060       $3,172         $974
 Ratio of Expenses to
  Average Net Assets..     1.65%        1.64%       1.65%        1.65%        1.65%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.65%/(f)/  1.65%/(f)/   1.65%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.64%        0.53%       0.61%        0.38%        0.60%/(e)/
 Portfolio Turnover
  Rate................    202.7%/(j)/  160.2%/(g)/ 162.2%/(h)/   71.4%        86.8%/(e)/

                           2005
                           ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES/ /
 ------ -
Net Asset Value,
 Beginning of Period..    $9.36
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.20
                           ----
 Total From Investment
            Operations     2.26
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)
 Distributions from
  Realized Gains......    (0.21)
                          -----
   Total Dividends and
         Distributions    (0.25)
                          -----
Net Asset Value, End
 of Period............   $11.37
                         ======
Total Return..........    24.56%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $319
 Ratio of Expenses to
  Average Net Assets..     1.78%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.51%
 Portfolio Turnover
  Rate................    202.7%/(j)/
                           2005         2004        2003         2002        2001/(I)/
                           ----         ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
PREFERRED SHARES/ /
----------------
Net Asset Value,
 Beginning of Period..    $9.32        $8.01       $6.51        $7.41       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.12         0.09        0.08        (0.01)        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.25         1.26        1.47        (0.85)       (2.81)
                           ----         ----        ----        -----        -----
 Total From Investment
            Operations     2.37         1.35        1.55        (0.86)       (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.04)      (0.05)       (0.04)          --
 Distributions from
  Realized Gains......    (0.21)          --          --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.04)      (0.05)       (0.04)          --
 ----                     -----        -----       -----        -----
Net Asset Value, End
 of Period............   $11.43        $9.32       $8.01        $6.51        $7.41
                         ======        =====       =====        =====        =====
Total Return..........    25.82%       16.93%      23.90%      (11.61)%     (26.82)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,799      $10,120      $7,169       $4,166         $925
 Ratio of Expenses to
  Average Net Assets..     1.16%        1.15%       1.16%        1.16%        1.16%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.16%/(f)/  1.16%/(f)/   1.16%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.12%        0.99%       1.15%        0.75%        0.21%/(e)/
 Portfolio Turnover
  Rate................    202.7%/(j)/  160.2%/(g)/ 162.2%/(h)/   71.4%        86.8%/(e)/

                           2005         2004        2003         2002        2001/(I)/
                           ----         ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
SELECT SHARES/ /
-------------
Net Asset Value,
 Beginning of Period..    $9.43        $8.08       $6.50        $7.41       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.11         0.09        0.08        (0.01)        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.24         1.29        1.54        (0.87)       (2.83)
                           ----         ----        ----        -----        -----
 Total From Investment
            Operations     2.35         1.38        1.62        (0.88)       (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.03)      (0.04)       (0.03)          --
 Distributions from
  Realized Gains......    (0.21)          --          --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.03)      (0.04)       (0.03)          --
 ----                     -----        -----       -----        -----
Net Asset Value, End
 of Period............   $11.52        $9.43       $8.08        $6.50        $7.41
                         ======        =====       =====        =====        =====
Total Return..........    25.28%       17.14%      25.01%      (11.96)%     (26.82)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $772       $1,431         $60       $2,381         $927
 Ratio of Expenses to
  Average Net Assets..     1.28%        1.28%       1.28%        1.28%        1.28%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.28%/(f)/  1.28%/(f)/   1.28%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.06%        1.03%       1.03%        0.76%        0.98%/(e)/
 Portfolio Turnover
  Rate................    202.7%/(j)/  160.2%/(g)/ 162.2%/(h)/   71.4%        86.8%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.
/(h) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(j) /Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005        2004     2003     2002    2001/(G)/
                           ----        ----     ----     ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES / (A)/
 ------
Net Asset Value,
 Beginning of Period..   $10.33      $10.31   $10.55   $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.34        0.30     0.29     0.75     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.28)       0.09    (0.16)   (0.23)    0.45
                          -----        ----    -----    -----     ----
 Total From Investment
            Operations     0.06        0.39     0.13     0.52     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.33)      (0.37)   (0.37)   (0.49)   (0.50)
                          -----       -----    -----    -----    -----
   Total Dividends and
         Distributions    (0.33)      (0.37)   (0.37)   (0.49)   (0.50)
                          -----       -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.06      $10.33   $10.31   $10.55   $10.52
                         ======      ======   ======   ======   ======
Total Return..........     0.57%       3.89%    1.22%    5.09%    9.38%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,266      $2,980   $1,101     $236   $2,630
 Ratio of Expenses to
  Average Net Assets..     0.99%       0.97%    0.97%    0.97%    0.97%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest
  Expense)/(c)/.......     0.97%         --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.28%       2.90%    2.78%    4.77%    5.29%/(f)/
 Portfolio Turnover
  Rate................    542.3%/(h)/  95.2%   219.5%    49.9%    36.1%/(f)/

                           2005        2004     2003     2002    2001/(G)/
                           ----        ----     ----     ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
 / /
Net Asset Value,
 Beginning of Period..   $10.33      $10.31   $10.55   $10.51   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.32        0.28     0.28     0.52     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.28)       0.10    (0.17)   (0.01)    0.45
                          -----        ----    -----    -----     ----
 Total From Investment
            Operations     0.04        0.38     0.11     0.51     0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.31)      (0.36)   (0.35)   (0.47)   (0.49)
                          -----       -----    -----    -----    -----
   Total Dividends and
         Distributions    (0.31)      (0.36)   (0.35)   (0.47)   (0.49)
                          -----       -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.06      $10.33   $10.31   $10.55   $10.51
                         ======      ======   ======   ======   ======
Total Return..........     0.39%       3.71%    1.04%    5.00%    9.13%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,427      $6,096   $4,020     $582   $2,657
 Ratio of Expenses to
  Average Net Assets..     1.17%       1.15%    1.15%    1.15%    1.15%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............     1.15%         --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.09%       2.76%    2.60%    4.55%    5.12%/(f)/
 Portfolio Turnover
  Rate................    542.3%/(h)/  95.2%   219.5%    49.9%    36.1%/(f)/

                           2005
                           ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.36
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.26)
                          -----
 Total From Investment
            Operations     0.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.30)
                          -----
   Total Dividends and
         Distributions    (0.30)
                          -----
Net Asset Value, End
 of Period............   $10.11
                         ======
Total Return..........     0.45%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $177
 Ratio of Expenses to
  Average Net Assets..     1.31%
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............     1.28%
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.01%
 Portfolio Turnover
  Rate................    542.3%/(h)/

                           2005        2004     2003     2002    2001/(G)/
                           ----        ----     ----     ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.35      $10.34   $10.57   $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.37        0.34     0.32     0.48     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.28)       0.08    (0.15)    0.09     0.48
                          -----        ----    -----     ----     ----
 Total From Investment
            Operations     0.09        0.42     0.17     0.57     0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.36)      (0.41)   (0.40)   (0.52)   (0.53)
                          -----       -----    -----    -----    -----
   Total Dividends and
         Distributions    (0.36)      (0.41)   (0.40)   (0.52)   (0.53)
                          -----       -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.08      $10.35   $10.34   $10.57   $10.52
                         ======      ======   ======   ======   ======
Total Return..........     0.87%       4.11%    1.63%    5.61%    9.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,031      $7,084   $4,853   $1,599   $2,643
 Ratio of Expenses to
  Average Net Assets..     0.68%       0.66%    0.66%    0.66%    0.66%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............     0.66%         --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.58%       3.26%    3.09%    4.96%    5.74%/(f)/
 Portfolio Turnover
  Rate................    542.3%/(h)/  95.2%   219.5%    49.9%    36.1%/(f)/

                           2005        2004     2003     2002    2001/(G)/
                           ----        ----     ----     ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.35      $10.33   $10.57   $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.36        0.32     0.30     1.18     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.28)       0.09    (0.15)   (0.62)    0.46
                          -----        ----    -----    -----     ----
 Total From Investment
            Operations     0.08        0.41     0.15     0.56     0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.35)      (0.39)   (0.39)   (0.51)   (0.52)
                          -----       -----    -----    -----    -----
   Total Dividends and
         Distributions    (0.35)      (0.39)   (0.39)   (0.51)   (0.52)
                          -----       -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.08      $10.35   $10.33   $10.57   $10.52
                         ======      ======   ======   ======   ======
Total Return..........     0.76%       4.08%    1.41%    5.48%    9.53%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,046      $1,140     $745     $106   $2,630
 Ratio of Expenses to
  Average Net Assets..     0.80%       0.78%    0.78%    0.77%    0.78%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............     0.78%         --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.48%       3.12%    3.00%    4.97%    5.48%/(f)/
 Portfolio Turnover
  Rate................    542.3%/(h)/  95.2%   219.5%    49.9%    36.1%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective September 30, 2005, Government Securities Fund changed its name to Government & High Quality Bond Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(d) /Calculated based on average shares outstanding during the period..
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(h) /Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004     2003     2002    2001/(D)/
                           ----         ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.62       $10.55   $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.33         0.30     0.39     0.49     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.24)        0.18     0.02    (0.03)    0.61
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.09         0.48     0.41     0.46     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.33)   (0.40)   (0.48)   (0.51)
 Distributions from
  Realized Gains......    (0.06)       (0.08)      --    (0.09)      --
 -----                    -----        -----             -----
   Total Dividends and
         Distributions    (0.18)       (0.41)   (0.40)   (0.57)   (0.51)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.53       $10.62   $10.55   $10.54   $10.65
                         ======       ======   ======   ======   ======
Total Return..........     0.90%        4.68%    3.97%    4.61%   10.99%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $39,642      $35,407     $818   $1,932   $2,662
 Ratio of Expenses to
  Average Net Assets..     1.23%        1.01%    0.97%    0.97%    0.97%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Expense) /(b)/......     0.97%        0.97%      --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.15%        2.88%    3.73%    4.67%    5.33%/(f)/
 Portfolio Turnover
  Rate................    177.4%/(g)/  152.5%    71.3%    60.8%    80.3%/(f)/

                           2005         2004     2003     2002    2001/(D)/
                           ----         ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.61       $10.54   $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.32         0.29     0.38     0.48     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.24)        0.18     0.01    (0.04)    0.61
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.08         0.47     0.39     0.44     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.32)   (0.39)   (0.46)   (0.49)
 Distributions from
  Realized Gains......    (0.06)       (0.08)      --    (0.09)      --
 -----                    -----        -----             -----
   Total Dividends and
         Distributions    (0.18)       (0.40)   (0.39)   (0.55)   (0.49)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.51       $10.61   $10.54   $10.54   $10.65
                         ======       ======   ======   ======   ======
Total Return..........     0.74%        4.50%    3.69%    4.43%   10.84%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,503       $1,921     $802   $1,668   $2,881
 Ratio of Expenses to
  Average Net Assets..     1.44%        1.19%    1.15%    1.15%    1.15%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Expense) /(b)/......     1.15%        1.15%      --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.04%        2.78%    3.55%    4.51%    5.15%/(f)/
 Portfolio Turnover
  Rate................    177.4%/(g)/  152.5%    71.3%    60.8%    80.3%/(f)/

                           2005
                           ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.24)
                          -----
 Total From Investment
            Operations     0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)
 Distributions from
  Realized Gains......    (0.06)
                          -----
   Total Dividends and
         Distributions    (0.17)
                          -----
Net Asset Value, End
 of Period............   $10.60
                         ======
Total Return..........     0.79%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $102
 Ratio of Expenses to
  Average Net Assets..     1.61%
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Expense) /(b)/......     1.28%
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.99%
 Portfolio Turnover
  Rate................    177.4%/(g)/
                           2005         2004     2003     2002    2001/(D)/
                           ----         ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.64       $10.57   $10.56   $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.37         0.34     0.43     0.51     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.25)        0.18     0.02    (0.02)    0.66
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.12         0.52     0.45     0.49     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.37)   (0.44)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.06)       (0.08)      --    (0.09)      --
 -----                    -----        -----             -----
   Total Dividends and
         Distributions    (0.19)       (0.45)   (0.44)   (0.60)   (0.53)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.57       $10.64   $10.57   $10.56   $10.67
                         ======       ======   ======   ======   ======
Total Return..........     1.19%        4.99%    4.28%    4.93%   11.45%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,333      $11,918   $6,339   $6,195   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.92%        0.70%    0.66%    0.66%    0.66%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Expense) /(b)/......     0.66%        0.66%      --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.48%        3.27%    4.05%    4.90%    5.65%/(f)/
 Portfolio Turnover
  Rate................    177.4%/(g)/  152.5%    71.3%    60.8%    80.3%/(f)/

                           2005         2004     2003     2002    2001/(D)/
                           ----         ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.62       $10.55   $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.37         0.33     0.41     0.52     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.26)        0.17     0.02    (0.04)    0.61
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.11         0.50     0.43     0.48     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.35)   (0.42)   (0.50)   (0.52)
 Distributions from
  Realized Gains......    (0.06)       (0.08)      --    (0.09)      --
 -----                    -----        -----             -----
   Total Dividends and
         Distributions    (0.19)       (0.43)   (0.42)   (0.59)   (0.52)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.54       $10.62   $10.55   $10.54   $10.65
                         ======       ======   ======   ======   ======
Total Return..........     1.06%        4.88%    4.17%    4.81%   11.15%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $881          $12      $11   $1,483   $2,662
 Ratio of Expenses to
  Average Net Assets..     1.12%        0.81%    0.78%    0.77%    0.78%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Expense) /(b)/......     0.78%        0.78%      --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.55%        3.18%    3.92%    4.89%    5.52%/(f)/
 Portfolio Turnover
  Rate................    177.4%/(g)/  152.5%    71.3%    60.8%    80.3%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.34
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.24)
                         -----
 Total From Investment
            Operations    0.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.30)
  ----
   Total Dividends and
         Distributions   (0.30)
                         -----
Net Asset Value, End
 of Period............   $9.80
                         =====
Total Return..........    1.01%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $26
 Ratio of Expenses to
  Average Net Assets..    1.90%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.97%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.10%/(e)/
 Portfolio Turnover
  Rate................    45.5%/(e)/

                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)
                         -----
 Total From Investment
            Operations    0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.29)
  ----
   Total Dividends and
         Distributions   (0.29)
                         -----
Net Asset Value, End
 of Period............   $9.79
                         =====
Total Return..........    0.79%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12
 Ratio of Expenses to
  Average Net Assets..    1.98%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    1.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.73%/(e)/
 Portfolio Turnover
  Rate................    45.5%/(e)/

                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.30
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)
                         -----
 Total From Investment
            Operations    0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.28)
                         -----
   Total Dividends and
         Distributions   (0.28)
                         -----
Net Asset Value, End
 of Period............   $9.79
                         =====
Total Return..........    0.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets..    2.13%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    1.28%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.53%/(e)/
 Portfolio Turnover
  Rate................    45.5%/(e)/

                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.19)
                         -----
 Total From Investment
            Operations    0.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.32)
                         -----
   Total Dividends and
         Distributions   (0.32)
                         -----
Net Asset Value, End
 of Period............   $9.80
                         =====
Total Return..........    1.22%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $73
 Ratio of Expenses to
  Average Net Assets..    1.69%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.66%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.67%/(e)/
 Portfolio Turnover
  Rate................    45.5%/(e)/

                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.44
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.32)
                         -----
 Total From Investment
            Operations    0.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.32)
                         -----
   Total Dividends and
         Distributions   (0.32)
                         -----
Net Asset Value, End
 of Period............   $9.80
                         =====
Total Return..........    1.14%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $76
 Ratio of Expenses to
  Average Net Assets..    1.83%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.78%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.26%/(e)/
 Portfolio Turnover
  Rate................    45.5%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------


/(a) /Calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Period from December 29, 2004, date operations commenced, through October
  31, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
..

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004        2003        2002     2001/(F)/
                          ----         ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $15.09       $13.00       $8.74       $8.32    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.24         0.08        0.08          --      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    5.10         2.09        4.18        0.46     (1.97)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    5.34         2.17        4.26        0.46     (1.90)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.08)         --       (0.04)    (0.02)
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.08)         --       (0.04)    (0.02)
 ----                    -----        -----                   -----     -----
Net Asset Value, End
 of Period............  $19.27       $15.09      $13.00       $8.74     $8.32
                        ======       ======      ======       =====     =====
Total Return..........   37.21%       16.80%      48.74%       5.53%   (19.24)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,932       $3,143      $2,484      $1,543    $1,041
 Ratio of Expenses to
  Average Net Assets..    1.92%        1.91%       1.92%       1.92%     1.92%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.92%/(e)/  1.92%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.40%        0.59%       0.76%       0.10%     0.90%/(d)/
 Portfolio Turnover
  Rate................   181.2%/(g)/  146.9%      144.7%      151.0%    156.3%/(d)/

                          2005         2004        2003        2002     2001/(F)/
                          ----         ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $15.05       $12.96       $8.73       $8.31    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.21         0.06        0.06          --      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    5.07         2.09        4.17        0.45     (1.97)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    5.28         2.15        4.23        0.45     (1.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.06)         --       (0.03)    (0.02)
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.06)         --       (0.03)    (0.02)
 ----                    -----        -----                   -----     -----
Net Asset Value, End
 of Period............  $19.17       $15.05      $12.96       $8.73     $8.31
                        ======       ======      ======       =====     =====
Total Return..........   36.90%       16.65%      48.45%       5.34%   (19.33)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,477       $1,928      $1,630      $1,093    $1,040
 Ratio of Expenses to
  Average Net Assets..    2.10%        2.09%       2.10%       2.10%     2.10%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         2.10%/(e)/  2.10%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.21%        0.41%       0.59%         --      0.73%/(d)/
 Portfolio Turnover
  Rate................   181.2%/(g)/  146.9%      144.7%      151.0%    156.3%/(d)/

                          2005
                          ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $15.22
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    5.15
                          ----
 Total From Investment
            Operations    5.23
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (1.16)
                         -----
   Total Dividends and
         Distributions   (1.16)
                         -----
Net Asset Value, End
 of Period............  $19.29
                        ======
Total Return..........   36.15%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $79
 Ratio of Expenses to
  Average Net Assets..    2.23%
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.43%
 Portfolio Turnover
  Rate................   181.2%/(g)/

                          2005         2004        2003        2002     2001/(F)/
                          ----         ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $15.17       $13.07       $8.76       $8.33    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.28         0.13        0.10        0.05      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    5.14         2.10        4.21        0.45     (1.97)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    5.42         2.23        4.31        0.50     (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.13)         --       (0.07)    (0.02)
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.13)         --       (0.07)    (0.02)
 ----                    -----        -----                   -----     -----
Net Asset Value, End
 of Period............  $19.43       $15.17      $13.07       $8.76     $8.33
                        ======       ======      ======       =====     =====
Total Return..........   37.57%       17.14%      49.20%       5.97%   (19.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,847       $3,430      $2,506      $1,102    $1,042
 Ratio of Expenses to
  Average Net Assets..    1.61%        1.60%       1.61%       1.61%     1.61%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.61%/(e)/  1.61%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.62%        0.90%       1.01%       0.49%     0.69%/(d)/
 Portfolio Turnover
  Rate................   181.2%/(g)/  146.9%      144.7%      151.0%    156.3%/(d)/

                          2005         2004        2003        2002     2001/(F)/
                          ----         ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $15.16       $13.05       $8.76       $8.33    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.28         0.11        0.10        0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    5.11         2.11        4.19        0.45     (1.97)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    5.39         2.22        4.29        0.49     (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.11)         --       (0.06)    (0.02)
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.11)         --       (0.06)    (0.02)
 ----                    -----        -----                   -----     -----
Net Asset Value, End
 of Period............  $19.39       $15.16      $13.05       $8.76     $8.33
                        ======       ======      ======       =====     =====
Total Return..........   37.39%       17.11%      48.97%       5.85%   (19.14)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,061       $1,896      $1,633      $1,095    $1,043
 Ratio of Expenses to
  Average Net Assets..    1.73%        1.72%       1.73%       1.72%     1.73%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.73%/(e)/  1.73%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.61%        0.78%       0.96%       0.38%     1.09%/(d)/
 Portfolio Turnover
  Rate................   181.2%/(g)/  146.9%      144.7%      151.0%    156.3%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
/(g) /Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004     2003        2002        2001/(E)/
                           ----      ----     ----        ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..   $10.31     $8.58    $6.83       $7.55       $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.08      0.08     0.05        0.02        (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.26      1.70     1.70       (0.70)       (2.56)
                           ----      ----     ----       -----        -----
 Total From Investment
            Operations     2.34      1.78     1.75       (0.68)       (2.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)    (0.05)      --       (0.04)          --
 Distributions from
  Realized Gains......    (0.87)       --       --          --           --
 ------                   -----
   Total Dividends and
         Distributions    (0.97)    (0.05)      --       (0.04)          --
 ------                   -----     -----                -----
Net Asset Value, End
 of Period............   $11.68    $10.31    $8.58       $6.83        $7.55
                         ======    ======    =====       =====        =====
Total Return..........    24.03%    20.81%   25.62%      (9.07)%     (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,090    $5,301   $2,591      $1,405         $756
 Ratio of Expenses to
  Average Net Assets..     1.57%     1.57%    1.57%       1.57%        1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        --     1.57%/(d)/  1.57%/(d)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.70%     0.86%    0.65%       0.10%        0.34%/(g)/
 Portfolio Turnover
  Rate................    139.5%    156.2%   135.3%       96.9%       143.1%/(g)/

                           2005      2004     2003        2002        2001/(E)/
                           ----      ----     ----        ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.91     $8.25    $6.58       $7.53       $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.06      0.06     0.05       (0.08)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.15      1.64     1.62       (0.84)       (2.57)
                           ----      ----     ----       -----        -----
 Total From Investment
            Operations     2.21      1.70     1.67       (0.92)       (2.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)    (0.04)      --       (0.03)          --
 Distributions from
  Realized Gains......    (0.87)       --       --          --           --
 ------                   -----
   Total Dividends and
         Distributions    (0.96)    (0.04)      --       (0.03)          --
 ------                   -----     -----                -----
Net Asset Value, End
 of Period............   $11.16     $9.91    $8.25       $6.58        $7.53
                         ======     =====    =====       =====        =====
Total Return..........    23.76%    20.61%   25.38%     (12.32)%     (25.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,357    $4,859     $568        $199         $754
 Ratio of Expenses to
  Average Net Assets..     1.75%     1.75%    1.75%       1.74%        1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        --     1.75%/(d)/  1.75%/(d)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.57%     0.60%    0.73%      (0.03)%       0.16%/(g)/
 Portfolio Turnover
  Rate................    139.5%    156.2%   135.3%       96.9%       143.1%/(g)/

                           2005
                           ----
INTERNATIONAL GROWTH FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.11
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.22
                           ----
 Total From Investment
            Operations     2.20
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)
 Distributions from
  Realized Gains......    (0.87)
                          -----
   Total Dividends and
         Distributions    (0.96)
                          -----
Net Asset Value, End
 of Period............   $11.35
                         ======
Total Return..........    23.16%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $177
 Ratio of Expenses to
  Average Net Assets..     1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.17)%
 Portfolio Turnover
  Rate................    139.5%

                           2005      2004     2003        2002        2001/(E)/
                           ----      ----     ----        ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.02     $8.34    $6.61       $7.55       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.11      0.10     0.08        0.02        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.19      1.66     1.65       (0.90)       (2.59)
                           ----      ----     ----       -----        -----
 Total From Investment
            Operations     2.30      1.76     1.73       (0.88)       (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)    (0.08)      --       (0.06)          --
 Distributions from
  Realized Gains......    (0.87)       --       --          --           --
 ------                   -----
   Total Dividends and
         Distributions    (0.97)    (0.08)      --       (0.06)          --
 ------                   -----     -----                -----
Net Asset Value, End
 of Period............   $11.35    $10.02    $8.34       $6.61        $7.55
                         ======    ======    =====       =====        =====
Total Return..........    24.38%    21.21%   26.17%     (11.72)%     (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,441    $1,848     $685        $623         $756
 Ratio of Expenses to
  Average Net Assets..     1.26%     1.26%    1.26%       1.25%        1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        --     1.26%/(d)/  1.26%/(d)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.00%     1.12%    1.09%       0.43%        0.65%/(g)/
 Portfolio Turnover
  Rate................    139.5%    156.2%   135.3%       96.9%       143.1%/(g)/

                           2005      2004     2003        2002        2001/(E)/
                           ----      ----     ----        ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.00     $8.31    $6.60       $7.55       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.12      0.09     0.08       (0.03)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.17      1.67     1.63       (0.86)       (2.58)
                           ----      ----     ----       -----        -----
 Total From Investment
            Operations     2.29      1.76     1.71       (0.89)       (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)    (0.07)      --       (0.06)          --
 Distributions from
  Realized Gains......    (0.87)       --       --          --           --
 ------                   -----
   Total Dividends and
         Distributions    (0.97)    (0.07)      --       (0.06)          --
 ------                   -----     -----                -----
Net Asset Value, End
 of Period............   $11.32    $10.00    $8.31       $6.60        $7.55
                         ======    ======    =====       =====        =====
Total Return..........    24.31%    21.26%   25.91%     (11.96)%     (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,188      $228     $106        $195         $756
 Ratio of Expenses to
  Average Net Assets..     1.38%     1.38%    1.38%       1.36%        1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        --     1.38%/(d)/  1.37%/(d)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.09%     0.92%    1.12%       0.35%        0.53%/(g)/
 Portfolio Turnover
  Rate................    139.5%    156.2%   135.3%       96.9%       143.1%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2005, International Fund II changed its name to
  International Growth Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Expense ratio without commission rebates.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, and $.19 per share, respectively, from November 27, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004        2003         2002      2001/(G)/
                          ----         ----        ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.34        $6.12       $5.16        $6.30     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)       (0.01)      (0.01)       (0.02)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.05         0.23        0.97        (1.12)     (3.67)
                          ----         ----        ----        -----      -----
 Total From Investment
            Operations    1.04         0.22        0.96        (1.14)     (3.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)          --          --           --         --
 Tax Return of Capital
  Distribution........      --           --          --           --      (0.01)
  -----                                                                   -----
   Total Dividends and
         Distributions   (0.03)          --          --           --      (0.01)
  -----                  -----                                            -----
Net Asset Value, End
 of Period............   $7.35        $6.34       $6.12        $5.16      $6.30
                         =====        =====       =====        =====      =====
Total Return..........   16.48%        3.59%      18.60%/(d)/ (18.10)%   (35.88)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,878         $513        $753         $646       $788
 Ratio of Expenses to
  Average Net Assets..    1.12%        1.12%       1.12%        1.12%      1.12%/(i)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.12%/(c)/  1.12%/(c)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.16)%      (0.21)%     (0.20)%      (0.29)%    (0.36)%/(i)/
 Portfolio Turnover
  Rate................   169.0%/(j)/   59.8%       59.2%/(e)/   29.6%      37.5%/(i)/

                          2005         2004        2003         2002      2001/(G)/
                          ----         ----        ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $6.09        $5.89       $5.15        $6.29     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)       (0.02)      (0.02)       (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.01         0.22        0.76        (1.11)     (3.67)
                          ----         ----        ----        -----      -----
 Total From Investment
            Operations    0.98         0.20        0.74        (1.14)     (3.71)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)          --          --           --         --
 Tax Return of Capital
  Distribution........      --           --          --           --      (0.01)
  -----                                                                   -----
   Total Dividends and
         Distributions   (0.03)          --          --           --      (0.01)
  -----                  -----                                            -----
Net Asset Value, End
 of Period............   $7.04        $6.09       $5.89        $5.15      $6.29
                         =====        =====       =====        =====      =====
Total Return..........   16.15%        3.40%      14.37%      (18.12)%   (35.98)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,212          $72         $79         $644       $787
 Ratio of Expenses to
  Average Net Assets..    1.30%        1.30%       1.30%        1.30%      1.30%/(i)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.30%/(c)/  1.30%/(c)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.40)%      (0.39)%     (0.40)%      (0.47)%    (0.54)%/(i)/
 Portfolio Turnover
  Rate................   169.0%/(j)/   59.8%       59.2%/(e)/   29.6%      37.5%/(i)/

                          2005
                          ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.02
                          ----
 Total From Investment
            Operations    0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............   $7.04
                         =====
Total Return..........   16.14%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $738
 Ratio of Expenses to
  Average Net Assets..    1.43%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.59)%
 Portfolio Turnover
  Rate................   169.0%/(j)/

                          2005         2004        2003         2002      2001/(G)/
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $6.18        $5.95       $5.19        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03         0.01        0.01         0.01      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.99         0.22        0.75        (1.13)     (3.66)
                          ----         ----        ----        -----      -----
 Total From Investment
            Operations    1.02         0.23        0.76        (1.12)     (3.69)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)          --          --           --         --
 Tax Return of Capital
  Distribution........      --           --          --           --      (0.01)
  -----                                                                   -----
   Total Dividends and
         Distributions   (0.03)          --          --           --      (0.01)
  -----                  -----                                            -----
Net Asset Value, End
 of Period............   $7.17        $6.18       $5.95        $5.19      $6.31
                         =====        =====       =====        =====      =====
Total Return..........   16.61%        3.87%      14.64%      (17.75)%   (35.77)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,503       $2,299      $1,638       $1,584       $789
 Ratio of Expenses to
  Average Net Assets..    0.81%        0.81%       0.81%        0.81%      0.81%/(i)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.81%/(c)/  0.81%/(c)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.50%        0.09%       0.10%        0.06%     (0.07)%/(i)/
 Portfolio Turnover
  Rate................   169.0%/(j)/   59.8%       59.2%/(e)/   29.6%      37.5%/(i)/

                          2005         2004        2003         2002      2001/(G)/
                          ----         ----        ----         ----      ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $6.27        $6.05       $5.18        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --           --          --        (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.04         0.22        0.87        (1.12)     (3.67)
                          ----         ----        ----        -----      -----
 Total From Investment
            Operations    1.04         0.22        0.87        (1.13)     (3.69)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)          --          --           --         --
 Tax Return of Capital
  Distribution........      --           --          --           --      (0.01)
  -----                                                                   -----
   Total Dividends and
         Distributions   (0.03)          --          --           --      (0.01)
  -----                  -----                                            -----
Net Asset Value, End
 of Period............   $7.28        $6.27       $6.05        $5.18      $6.31
                         =====        =====       =====        =====      =====
Total Return..........   16.68%        3.64%      16.80%/(f)/ (17.91)%   (35.77)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,811          $53         $32         $648       $789
 Ratio of Expenses to
  Average Net Assets..    0.93%        0.93%       0.93%        0.92%      0.93%/(i)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.93%/(c)/  0.93%/(c)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.02%       (0.04)%     (0.03)%      (0.10)%    (0.17)%/(i)/
 Portfolio Turnover
  Rate................   169.0%/(j)/   59.8%       59.2%/(e)/   29.6%      37.5%/(i)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Expense ratio without commission rebates.
/(d) /During 2003, the Fund processed a significant (relative to the Class) "As
  Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all the shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
/(e) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(f) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(h) /Total return amounts have not been annualized.
/(i) /Computed on an annualized basis.
/(j) /Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005          2004      2003      2002      2001/(E)/
                            ----          ----      ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.70         $8.06     $6.79     $8.11     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.12          0.08      0.08      0.02       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56          0.61      1.23     (1.30)     (2.40)
                            ----          ----      ----     -----      -----
 Total From Investment
            Operations      0.68          0.69      1.31     (1.28)     (2.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.05)    (0.04)    (0.04)     (0.01)
 Distributions from
  Realized Gains......     (0.59)           --        --        --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.72)        (0.05)    (0.04)    (0.04)     (0.01)
                           -----         -----     -----     -----      -----
Net Asset Value, End
 of Period............     $8.66         $8.70     $8.06     $6.79      $8.11
                           =====         =====     =====     =====      =====
Total Return..........      7.91%         8.58%    19.43%   (15.86)%   (20.99)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $103,889       $91,855   $31,362    $6,563     $1,015
 Ratio of Expenses to
  Average Net Assets..      0.72%         0.72%     0.72%     0.72%      0.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.36%         0.95%     1.04%     0.97%      0.70%/(d)/
 Portfolio Turnover
  Rate................      11.5%/(f)/    67.3%      1.1%     67.9%     117.4%/(d)/

                            2005          2004      2003      2002      2001/(E)/
                            ----          ----      ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.69         $8.06     $6.77     $8.10     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10          0.07      0.06      0.03       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56          0.59      1.26     (1.33)     (2.40)
                            ----          ----      ----     -----      -----
 Total From Investment
            Operations      0.66          0.66      1.32     (1.30)     (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.03)    (0.03)    (0.03)     (0.01)
 Distributions from
  Realized Gains......     (0.59)           --        --        --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.72)        (0.03)    (0.03)    (0.03)     (0.01)
                           -----         -----     -----     -----      -----
Net Asset Value, End
 of Period............     $8.63         $8.69     $8.06     $6.77      $8.10
                           =====         =====     =====     =====      =====
Total Return..........      7.65%         8.26%    19.57%   (16.15)%   (21.09)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $60,110       $50,014   $20,010    $2,099     $1,080
 Ratio of Expenses to
  Average Net Assets..      0.90%         0.90%     0.90%     0.90%      0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.17%         0.77%     0.85%     0.71%      0.52%/(d)/
 Portfolio Turnover
  Rate................      11.5%/(f)/    67.3%      1.1%     67.9%     117.4%/(d)/

                            2005
                            ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.68
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.58
                            ----
 Total From Investment
            Operations      0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)
 Distributions from
  Realized Gains......     (0.59)
                           -----
   Total Dividends and
         Distributions     (0.71)
                           -----
Net Asset Value, End
 of Period............     $8.61
                           =====
Total Return..........      7.53%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,312
 Ratio of Expenses to
  Average Net Assets..      1.03%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.66%
 Portfolio Turnover
  Rate................      11.5%/(f)/

                            2005          2004      2003      2002      2001/(E)/
                            ----          ----      ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.75         $8.12     $6.83     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14          0.11      0.10      0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.57          0.60      1.25     (1.30)     (2.38)
                            ----          ----      ----     -----      -----
 Total From Investment
            Operations      0.71          0.71      1.35     (1.23)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.08)    (0.06)    (0.07)     (0.01)
 Distributions from
  Realized Gains......     (0.59)           --        --        --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.72)        (0.08)    (0.06)    (0.07)     (0.01)
                           -----         -----     -----     -----      -----
Net Asset Value, End
 of Period............     $8.74         $8.75     $8.12     $6.83      $8.13
                           =====         =====     =====     =====      =====
Total Return..........      8.25%         8.72%    19.97%   (15.31)%   (20.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $156,818      $122,210   $83,580   $30,529     $2,386
 Ratio of Expenses to
  Average Net Assets..      0.41%         0.41%     0.41%     0.41%      0.41%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.66%         1.26%     1.37%     1.22%      0.86%/(d)/
 Portfolio Turnover
  Rate................      11.5%/(f)/    67.3%      1.1%     67.9%     117.4%/(d)/

                            2005          2004      2003      2002      2001/(E)/
                            ----          ----      ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.72         $8.08     $6.80     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13          0.10      0.10      0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56          0.61      1.24     (1.34)     (2.39)
                            ----          ----      ----     -----      -----
 Total From Investment
            Operations      0.69          0.71      1.34     (1.27)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.07)    (0.06)    (0.06)     (0.01)
 Distributions from
  Realized Gains......     (0.59)           --        --        --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.72)        (0.07)    (0.06)    (0.06)     (0.01)
                           -----         -----     -----     -----      -----
Net Asset Value, End
 of Period............     $8.69         $8.72     $8.08     $6.80      $8.13
                           =====         =====     =====     =====      =====
Total Return..........      8.03%         8.77%    19.78%   (15.79)%   (20.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,902       $10,000    $3,245    $1,108     $1,016
 Ratio of Expenses to
  Average Net Assets..      0.53%         0.53%     0.53%     0.52%      0.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.49%         1.13%     1.27%     1.07%      0.89%/(d)/
 Portfolio Turnover
  Rate................      11.5%/(f)/    67.3%      1.1%     67.9%     117.4%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(f) /Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004        2003        2002        2001/(F)/
                          ----         ----        ----        ----        ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.65        $9.77       $8.23       $9.10       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.17         0.09        0.08        0.09         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.95         0.86        1.50       (0.91)       (1.12)
                          ----         ----        ----       -----        -----
 Total From Investment
            Operations    1.12         0.95        1.58       (0.82)       (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       (0.07)      (0.04)      (0.05)       (0.01)
 Distributions from
  Realized Gains......   (0.38)          --          --          --           --
 -----                   -----
   Total Dividends and
         Distributions   (0.51)       (0.07)      (0.04)      (0.05)       (0.01)
                         -----        -----       -----       -----        -----
Net Asset Value, End
 of Period............  $11.26       $10.65       $9.77       $8.23        $9.10
                        ======       ======       =====       =====        =====
Total Return..........   10.73%        9.71%      19.26%      (9.09)%     (10.42)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $652         $911        $248      $1,030       $1,138
 Ratio of Expenses to
  Average Net Assets..    1.02%        1.02%       1.01%       1.02%        1.02%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.02%/(e)/  1.02%/(e)/  1.02%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.48%        0.87%       1.03%       0.98%        0.86%/(d)/
 Portfolio Turnover
  Rate................   181.1%/(g)/  228.4%      179.1%      128.9%       116.0%/(d)/

                          2005         2004        2003        2002        2001/(F)/
                          ----         ----        ----        ----        ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.67        $9.81       $8.22       $9.09       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.11         0.09        0.07        0.08         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.01         0.82        1.54       (0.92)       (1.12)
                          ----         ----        ----       -----        -----
 Total From Investment
            Operations    1.12         0.91        1.61       (0.84)       (1.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       (0.05)      (0.02)      (0.03)       (0.01)
 Distributions from
  Realized Gains......   (0.38)          --          --          --           --
 -----                   -----
   Total Dividends and
         Distributions   (0.51)       (0.05)      (0.02)      (0.03)       (0.01)
                         -----        -----       -----       -----        -----
Net Asset Value, End
 of Period............  $11.28       $10.67       $9.81       $8.22        $9.09
                        ======       ======       =====       =====        =====
Total Return..........   10.69%        9.26%      19.68%      (9.26)%     (10.52)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,993       $1,388      $2,220      $2,033       $2,560
 Ratio of Expenses to
  Average Net Assets..    1.20%        1.19%       1.20%       1.20%        1.20%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.20%/(e)/  1.20%/(e)/  1.20%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.97%        0.82%       0.84%       0.80%        0.70%/(d)/
 Portfolio Turnover
  Rate................   181.1%/(g)/  228.4%      179.1%      128.9%       116.0%/(d)/

                          2005
                          ----
LARGECAP VALUE FUND
-------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.05
                          ----
 Total From Investment
            Operations    1.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)
 Distributions from
  Realized Gains......   (0.38)
                         -----
   Total Dividends and
         Distributions   (0.51)
                         -----
Net Asset Value, End
 of Period............  $11.27
                        ======
Total Return..........   10.38%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $217
 Ratio of Expenses to
  Average Net Assets..    1.33%
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.37%
 Portfolio Turnover
  Rate................   181.1%/(g)/

                          2005         2004        2003        2002        2001/(F)/
                          ----         ----        ----        ----        ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.69        $9.83       $8.26       $9.13       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.17         0.13        0.12        0.02         0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.00         0.83        1.52       (0.81)       (1.17)
                          ----         ----        ----       -----        -----
 Total From Investment
            Operations    1.17         0.96        1.64       (0.79)       (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       (0.10)      (0.07)      (0.08)       (0.01)

 Distributions from
  Realized Gains......   (0.38)          --          --          --           --
 ------
   Total Dividends and
         Distributions   (0.51)       (0.10)      (0.07)      (0.08)       (0.01)
                         -----        -----       -----       -----        -----
Net Asset Value, End
 of Period............  $11.35       $10.69       $9.83       $8.26        $9.13
                        ======       ======       =====       =====        =====
Total Return..........   11.20%        9.78%      19.93%      (8.79)%     (10.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,810       $3,716      $3,282      $3,770       $1,141
 Ratio of Expenses to
  Average Net Assets..    0.71%        0.70%       0.71%       0.71%        0.71%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.71%/(e)/  0.71%/(e)/  0.71%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.53%        1.27%       1.35%       1.25%        0.90%/(d)/
 Portfolio Turnover
  Rate................   181.1%/(g)/  228.4%      179.1%      128.9%       116.0%/(d)/

                          2005         2004        2003        2002        2001/(F)/
                          ----         ----        ----        ----        ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.64        $9.79       $8.25       $9.12       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.13         0.12        0.10        0.11         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.02         0.81        1.50       (0.91)       (1.11)
                          ----         ----        ----       -----        -----
 Total From Investment
            Operations    1.15         0.93        1.60       (0.80)       (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       (0.08)      (0.06)      (0.07)       (0.01)
 Distributions from
  Realized Gains......   (0.38)          --          --          --           --
 -----                   -----
   Total Dividends and
         Distributions   (0.51)       (0.08)      (0.06)      (0.07)       (0.01)
                         -----        -----       -----       -----        -----
Net Asset Value, End
 of Period............  $11.28       $10.64       $9.79       $8.25        $9.12
                        ======       ======       =====       =====        =====
Total Return..........   11.05%        9.58%      19.44%      (8.90)%     (10.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $739          $15         $10      $1,031       $1,140
 Ratio of Expenses to
  Average Net Assets..    0.83%        0.83%       0.82%       0.82%        0.83%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.83%/(e)/  0.83%/(e)/  0.82%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.15%        1.14%       1.24%       1.17%        1.05%/(d)/
 Portfolio Turnover
  Rate................   181.1%/(g)/  228.4%      179.1%      128.9%       116.0%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.
/(g) /Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005        2004         2003        2002       2001/(I)/
                           ----        ----         ----        ----       ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.90      $11.32        $9.04       $9.32      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08          --           --        0.02        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.64        1.68         2.32       (0.28)      (0.90)
                           ----        ----         ----       -----       -----
 Total From Investment
            Operations     1.72        1.68         2.32       (0.26)      (0.87)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.05)       (0.02)      (0.02)      (0.02)
 Distributions from
  Realized Gains......    (0.87)      (0.05)          --          --          --
 Tax Return of Capital
  Distribution........       --          --        (0.02)         --          --
 ------                                            -----
   Total Dividends and
         Distributions    (0.90)      (0.10)       (0.04)      (0.02)      (0.02)
                          -----       -----        -----       -----       -----
Net Asset Value, End
 of Period............   $13.72      $12.90       $11.32       $9.04       $9.32
                         ======      ======       ======       =====       =====
Total Return..........    13.79%      14.83%       25.73%      (2.78)%     (7.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,207      $3,084       $3,744      $2,131      $1,164
 Ratio of Expenses to
  Average Net Assets..     1.22%       1.22%        1.22%       1.22%       1.22%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.22%/(e)/   1.22%/(e)/  1.22%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.57%       0.28%        0.22%       0.34%       0.26%/(d)/
 Portfolio Turnover
  Rate................    133.8%/(j)/  60.8%/(f)/   35.3%/(h)/  62.0%       55.6%/(d)/

                           2005        2004         2003        2002       2001/(I)/
                           ----        ----         ----        ----       ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.85      $11.30        $9.02       $9.30      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04          --           --        0.01        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.65        1.63         2.30       (0.28)      (0.91)
                           ----        ----         ----       -----       -----
 Total From Investment
            Operations     1.69        1.63         2.30       (0.27)      (0.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.03)       (0.01)      (0.01)      (0.02)
 Distributions from
  Realized Gains......    (0.87)      (0.05)          --          --          --
 Tax Return of Capital
  Distribution........       --          --        (0.01)         --          --
 ------                                            -----
   Total Dividends and
         Distributions    (0.90)      (0.08)       (0.02)      (0.01)      (0.02)
                          -----       -----        -----       -----       -----
Net Asset Value, End
 of Period............   $13.64      $12.85       $11.30       $9.02       $9.30
                         ======      ======       ======       =====       =====
Total Return..........    13.59%      14.39%       25.57%      (2.95)%     (8.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,212        $934       $2,221      $1,138      $1,168
 Ratio of Expenses to
  Average Net Assets..     1.40%       1.40%        1.40%       1.40%       1.40%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.40%/(e)/   1.40%/(e)/  1.40%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%       0.28%        0.03%       0.11%       0.08%/(d)/
 Portfolio Turnover
  Rate................    133.8%/(j)/  60.8%/(f)/   35.3%/(h)/  62.0%       55.6%/(d)/

                           2005
                           ----
MIDCAP BLEND FUND
-----------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.67
                           ----
 Total From Investment
            Operations     1.69
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
 Distributions from
  Realized Gains......    (0.87)
                          -----
   Total Dividends and
         Distributions    (0.89)
                          -----
Net Asset Value, End
 of Period............   $13.68
                         ======
Total Return..........    13.61%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $278
 Ratio of Expenses to
  Average Net Assets..     1.53%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.17%
 Portfolio Turnover
  Rate................    133.8%/(j)/

                           2005        2004         2003        2002       2001/(I)/
                           ----        ----         ----        ----       ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.92      $11.36        $9.07       $9.35      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11        0.01           --        0.05        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.65        1.68         2.36       (0.28)      (0.90)
                           ----        ----         ----       -----       -----
 Total From Investment
            Operations     1.76        1.69         2.36       (0.23)      (0.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.08)       (0.03)      (0.05)      (0.02)
 Distributions from
  Realized Gains......    (0.87)      (0.05)          --          --          --
 Tax Return of Capital
  Distribution........       --          --        (0.04)         --          --
 ------                                            -----
   Total Dividends and
         Distributions    (0.90)      (0.13)       (0.07)      (0.05)      (0.02)
                          -----       -----        -----       -----       -----
Net Asset Value, End
 of Period............   $13.78      $12.92       $11.36       $9.07       $9.35
                         ======      ======       ======       =====       =====
Total Return..........    14.13%      14.95%       26.14%      (2.47)%     (7.55)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,927      $5,514       $5,764      $1,374      $1,168
 Ratio of Expenses to
  Average Net Assets..     0.91%       0.91%        0.91%       0.91%       0.91%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        0.91%/(e)/   0.91%/(e)/  0.91%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.84%       0.85%        0.50%       0.61%       0.56%/(d)/
 Portfolio Turnover
  Rate................    133.8%/(j)/  60.8%/(f)/   35.3%/(h)/  62.0%       55.6%/(d)/

                           2005        2004         2003        2002       2001/(I)/
                           ----        ----         ----        ----       ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.04      $11.34        $9.05       $9.33      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10        0.01           --        0.05        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.66        1.81         2.34       (0.29)      (0.90)
                           ----        ----         ----       -----       -----
 Total From Investment
            Operations     1.76        1.82         2.34       (0.24)      (0.86)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.07)       (0.02)      (0.04)      (0.02)
 Distributions from
  Realized Gains......    (0.87)      (0.05)          --          --          --
 Tax Return of Capital
  Distribution........       --          --        (0.03)         --          --
 ------                                            -----
   Total Dividends and
         Distributions    (0.90)      (0.12)       (0.05)      (0.04)      (0.02)
                          -----       -----        -----       -----       -----
Net Asset Value, End
 of Period............   $13.90      $13.04       $11.34       $9.05       $9.33
                         ======      ======       ======       =====       =====
Total Return..........    13.98%      16.07%/(g)/  26.05%      (2.59)%     (7.75)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,992      $1,176       $2,096      $1,131      $1,166
 Ratio of Expenses to
  Average Net Assets..     1.03%       1.03%        1.03%       1.02%       1.03%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.03%/(e)/   1.03%/(e)/  1.02%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.78%       1.13%        0.41%       0.49%       0.45%/(d)/
 Portfolio Turnover
  Rate................    133.8%/(j)/  60.8%/(f)/   35.3%/(h)/  62.0%       55.6%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.
/(g) /During fiscal year 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(h) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(j) /Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005     2004        2003         2002        2001/(D)/
                         ----     ----        ----         ----        ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $5.52    $5.38       $4.15        $5.98       $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.05)   (0.04)      (0.04)       (0.06)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.91     0.18        1.27        (1.77)       (3.99)
                         ----     ----        ----        -----        -----
 Total From Investment
            Operations   0.86     0.14        1.23        (1.83)       (4.03)
                         ----     ----        ----        -----        -----
Net Asset Value, End
 of Period............  $6.38    $5.52       $5.38        $4.15        $5.98
                        =====    =====       =====        =====        =====
Total Return..........  15.58%    2.60%      29.64%      (30.60)%     (39.03)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $555      $46         $21         $431         $749
 Ratio of Expenses to
  Average Net Assets..   1.22%    1.22%       1.16%        1.22%        1.22%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --     1.22%/(c)/  1.22%/(c)/   1.22%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.87)%  (0.74)%     (0.71)%      (0.85)%      (0.82)%/(f)/
 Portfolio Turnover
  Rate................  233.8%   324.2%      290.7%       276.9%       299.0%/(f)/

                         2005     2004        2003         2002        2001/(D)/
                         ----     ----        ----         ----        ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $5.48    $5.35       $4.14        $5.97       $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.06)   (0.05)      (0.05)       (0.07)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.90     0.18        1.26        (1.76)       (3.99)
                         ----     ----        ----        -----        -----
 Total From Investment
            Operations   0.84     0.13        1.21        (1.83)       (4.05)
                         ----     ----        ----        -----        -----
Net Asset Value, End
 of Period............  $6.32    $5.48       $5.35        $4.14        $5.97
                        =====    =====       =====        =====        =====
Total Return..........  15.33%    2.43%      29.23%      (30.65)%     (39.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $843     $689        $592         $450         $760
 Ratio of Expenses to
  Average Net Assets..   1.40%    1.40%       1.40%        1.40%        1.40%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --     1.40%/(c)/  1.40%/(c)/   1.40%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.03)%  (0.88)%     (0.95)%      (1.03)%      (1.01)%/(f)/
 Portfolio Turnover
  Rate................  233.8%   324.2%      290.7%       276.9%       299.0%/(f)/

                         2005
                         ----
MIDCAP GROWTH FUND
------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $5.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.88
                         ----
 Total From Investment
            Operations   0.81
                         ----
Net Asset Value, End
 of Period............  $6.18
                        =====
Total Return..........  15.08%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $11
 Ratio of Expenses to
  Average Net Assets..   1.53%
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.15)%
 Portfolio Turnover
  Rate................  233.8%

                         2005     2004        2003         2002        2001/(D)/
                         ----     ----        ----         ----        ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $5.59    $5.43       $4.18        $5.99       $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.03)   (0.02)      (0.02)       (0.04)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.91     0.18        1.27        (1.77)       (3.95)
                         ----     ----        ----        -----        -----
 Total From Investment
            Operations   0.88     0.16        1.25        (1.81)       (4.03)
                         ----     ----        ----        -----        -----
Net Asset Value, End
 of Period............  $6.47    $5.59       $5.43        $4.18        $5.99
                        =====    =====       =====        =====        =====
Total Return..........  15.74%    2.95%      29.90%      (30.22)%     (38.99)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $166      $80         $19         $438         $749
 Ratio of Expenses to
  Average Net Assets..   0.91%    0.91%       0.91%        0.91%        0.91%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --     0.91%/(c)/  0.91%/(c)/   0.91%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.54)%  (0.42)%     (0.44)%      (0.54)%      (0.65)%/(f)/
 Portfolio Turnover
  Rate................  233.8%   324.2%      290.7%       276.9%       299.0%/(f)/

                         2005     2004        2003         2002        2001/(D)/
                         ----     ----        ----         ----        ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $5.56    $5.41       $4.17        $5.99       $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.04)   (0.03)      (0.03)       (0.04)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.91     0.18        1.27        (1.78)       (3.99)
                         ----     ----        ----        -----        -----
 Total From Investment
            Operations   0.87     0.15        1.24        (1.82)       (4.03)
                         ----     ----        ----        -----        -----
Net Asset Value, End
 of Period............  $6.43    $5.56       $5.41        $4.17        $5.99
                        =====    =====       =====        =====        =====
Total Return..........  15.65%    2.77%      29.74%      (30.38)%     (38.99)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $28      $24         $43         $432         $750
 Ratio of Expenses to
  Average Net Assets..   1.03%    1.02%       1.01%        1.02%        1.03%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --     1.03%/(c)/  1.03%/(c)/   1.02%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.69)%  (0.50)%     (0.54)%      (0.65)%      (0.65)%/(f)/
 Portfolio Turnover
  Rate................  233.8%   324.2%      290.7%       276.9%       299.0%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Expense ratio without commission rebates.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01 and $.02 per share, respectively, during the initial interim period.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004      2003     2002     2001/(C)/
                           ----      ----      ----     ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.04    $11.08     $8.57    $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.05      0.04     0.03      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.89      1.06      2.49    (0.58)    (1.12)
                           ----      ----      ----    -----     -----
 Total From Investment
            Operations     1.98      1.11      2.53    (0.55)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.03)    (0.02)   (0.03)    (0.02)
 Distributions from
  Realized Gains......    (0.33)    (0.12)       --    (0.07)       --
 -----                    -----     -----              -----
   Total Dividends and
         Distributions    (0.38)    (0.15)    (0.02)   (0.10)    (0.02)
                          -----     -----     -----    -----     -----
Net Asset Value, End
 of Period............   $13.64    $12.04    $11.08    $8.57     $9.22
                         ======    ======    ======    =====     =====
Total Return..........    16.65%    10.09%    29.63%   (6.08)%   (9.73)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,978    $6,197    $2,145   $1,394    $1,155
 Ratio of Expenses to
  Average Net Assets..     0.72%     0.72%     0.72%    0.72%     0.72%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.61%     0.41%     0.47%    0.38%     0.33%/(e)/
 Portfolio Turnover
  Rate................     52.1%     55.9%     41.4%    48.5%     63.4%/(e)/

                           2005      2004      2003     2002     2001/(C)/
                           ----      ----      ----     ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.02    $11.07     $8.57    $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06      0.03      0.03     0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.88      1.05      2.48    (0.58)    (1.11)
                           ----      ----      ----    -----     -----
 Total From Investment
            Operations     1.94      1.08      2.51    (0.56)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)    (0.01)    (0.01)   (0.02)    (0.02)
 Distributions from
  Realized Gains......    (0.33)    (0.12)       --    (0.07)       --
 -----                    -----     -----              -----
   Total Dividends and
         Distributions    (0.37)    (0.13)    (0.01)   (0.09)    (0.02)
                          -----     -----     -----    -----     -----
Net Asset Value, End
 of Period............   $13.59    $12.02    $11.07    $8.57     $9.22
                         ======    ======    ======    =====     =====
Total Return..........    16.40%     9.82%    29.30%   (6.25)%   (9.73)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,216    $9,549    $3,069   $1,348    $1,154
 Ratio of Expenses to
  Average Net Assets..     0.90%     0.90%     0.90%    0.90%     0.90%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.42%     0.23%     0.28%    0.20%     0.15%/(e)/
 Portfolio Turnover
  Rate................     52.1%     55.9%     41.4%    48.5%     63.4%/(e)/

                           2005
                           ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.89
                           ----
 Total From Investment
            Operations     1.91
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)
 Distributions from
  Realized Gains......    (0.33)
                          -----
   Total Dividends and
         Distributions    (0.37)
                          -----
Net Asset Value, End
 of Period............   $13.44
                         ======
Total Return..........    16.30%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $326
 Ratio of Expenses to
  Average Net Assets..     1.03%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.15%
 Portfolio Turnover
  Rate................     52.1%

                           2005      2004      2003     2002     2001/(C)/
                           ----      ----      ----     ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.07    $11.11     $8.60    $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13      0.09      0.07     0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.90      1.06      2.49    (0.55)    (1.14)
                           ----      ----      ----    -----     -----
 Total From Investment
            Operations     2.03      1.15      2.56    (0.51)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.07)    (0.05)   (0.07)    (0.02)
 Distributions from
  Realized Gains......    (0.33)    (0.12)       --    (0.07)       --
 -----                    -----     -----              -----
   Total Dividends and
         Distributions    (0.38)    (0.19)    (0.05)   (0.14)    (0.02)
                          -----     -----     -----    -----     -----
Net Asset Value, End
 of Period............   $13.72    $12.07    $11.11    $8.60     $9.25
                         ======    ======    ======    =====     =====
Total Return..........    17.06%    10.39%    29.93%   (5.78)%   (9.44)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $31,845   $21,076   $15,280   $7,173    $1,164
 Ratio of Expenses to
  Average Net Assets..     0.41%     0.41%     0.41%    0.41%     0.41%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.93%     0.74%     0.77%    0.69%     0.64%/(e)/
 Portfolio Turnover
  Rate................     52.1%     55.9%     41.4%    48.5%     63.4%/(e)/

                           2005      2004      2003     2002     2001/(C)/
                           ----      ----      ----     ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.05    $11.09     $8.59    $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11      0.07      0.06     0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.89      1.06      2.48    (0.59)    (1.10)
                           ----      ----      ----    -----     -----
 Total From Investment
            Operations     2.00      1.13      2.54    (0.53)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.05)    (0.04)   (0.06)    (0.02)
 Distributions from
  Realized Gains......    (0.33)    (0.12)       --    (0.07)       --
 -----                    -----     -----              -----
   Total Dividends and
         Distributions    (0.38)    (0.17)    (0.04)   (0.13)    (0.02)
                          -----     -----     -----    -----     -----
Net Asset Value, End
 of Period............   $13.67    $12.05    $11.09    $8.59     $9.25
                         ======    ======    ======    =====     =====
Total Return..........    16.82%    10.29%    29.70%   (5.99)%   (9.44)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,575    $2,565    $1,607   $1,087    $1,157
 Ratio of Expenses to
  Average Net Assets..     0.53%     0.53%     0.53%    0.52%     0.53%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.81%     0.61%     0.67%    0.58%     0.52%/(e)/
 Portfolio Turnover
  Rate................     52.1%     55.9%     41.4%    48.5%     63.4%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004        2003        2002       2001/(D)/
                          ----     ----        ----        ----       ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $12.92   $11.77       $9.73       $9.96      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.07     0.05        0.06        0.06        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.25     1.16        2.03        0.03       (0.24)
                          ----     ----        ----        ----       -----
 Total From Investment
            Operations    2.32     1.21        2.09        0.09       (0.20)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)   (0.06)      (0.05)      (0.05)      (0.02)
 Distributions from
  Realized Gains......   (0.82)      --          --       (0.27)         --
 -----                   -----                            -----
   Total Dividends and
         Distributions   (0.85)   (0.06)      (0.05)      (0.32)      (0.02)
                         -----    -----       -----       -----       -----
Net Asset Value, End
 of Period............  $14.39   $12.92      $11.77       $9.73       $9.96
                        ======   ======      ======       =====       =====
Total Return..........   18.65%   10.35%      21.64%       0.61%      (1.62)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $315   $1,587      $1,024      $1,223      $1,246
 Ratio of Expenses to
  Average Net Assets..    1.22%    1.16%       1.20%       1.21%       1.22%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --     1.23%/(c)/  1.22%/(c)/  1.22%/(c)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.51%    0.43%       0.58%       0.50%       0.47%/(f)/
 Portfolio Turnover
  Rate................   167.8%   225.4%      186.5%      172.2%      122.3%/(f)/

                          2005     2004        2003        2002       2001/(D)/
                          ----     ----        ----        ----       ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $12.96   $11.80       $9.72       $9.95      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05     0.03        0.05        0.05        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.23     1.17        2.07        0.02       (0.24)
                          ----     ----        ----        ----       -----
 Total From Investment
            Operations    2.28     1.20        2.12        0.07       (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)   (0.04)      (0.04)      (0.03)      (0.02)
 Distributions from
  Realized Gains......   (0.82)      --          --       (0.27)         --
 -----                   -----                            -----
   Total Dividends and
         Distributions   (0.84)   (0.04)      (0.04)      (0.30)      (0.02)
                         -----    -----       -----       -----       -----
Net Asset Value, End
 of Period............  $14.40   $12.96      $11.80       $9.72       $9.95
                        ======   ======      ======       =====       =====
Total Return..........   18.32%   10.20%      21.86%       0.44%      (1.72)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $438     $155         $89        $704      $1,245
 Ratio of Expenses to
  Average Net Assets..    1.40%    1.34%       1.36%       1.39%       1.40%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --     1.41%/(c)/  1.40%/(c)/  1.40%/(c)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.33%    0.24%       0.45%       0.32%       0.29%/(f)/
 Portfolio Turnover
  Rate................   167.8%   225.4%      186.5%      172.2%      122.3%/(f)/

                          2005
                          ----
MIDCAP VALUE FUND
-----------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $12.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.18
                          ----
 Total From Investment
            Operations    2.22
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
 Distributions from
  Realized Gains......   (0.82)
                         -----
   Total Dividends and
         Distributions   (0.84)
                         -----
Net Asset Value, End
 of Period............  $14.34
                        ======
Total Return..........   17.84%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $49
 Ratio of Expenses to
  Average Net Assets..    1.53%
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.26%
 Portfolio Turnover
  Rate................   167.8%


                          2005     2004        2003        2002       2001/(D)/
                          ----     ----        ----        ----       ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $12.89   $11.74       $9.77      $10.00      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.12     0.09        0.11        0.16        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.22     1.16        1.94       (0.04)      (0.27)
                          ----     ----        ----       -----       -----
 Total From Investment
            Operations    2.34     1.25        2.05        0.12       (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)   (0.10)      (0.08)      (0.08)      (0.02)
 Distributions from
  Realized Gains......   (0.82)      --          --       (0.27)         --
 -----                   -----                            -----
   Total Dividends and
         Distributions   (0.85)   (0.10)      (0.08)      (0.35)      (0.02)
                         -----    -----       -----       -----       -----
Net Asset Value, End
 of Period............  $14.38   $12.89      $11.74       $9.77      $10.00
                        ======   ======      ======       =====      ======
Total Return..........   18.89%   10.72%      21.21%       0.92%      (1.23)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $995     $206         $95        $709      $1,250
 Ratio of Expenses to
  Average Net Assets..    0.91%    0.86%       0.88%       0.90%       0.91%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --     0.92%/(c)/  0.91%/(c)/  0.91%/(c)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.86%    0.72%       0.94%       0.81%       0.82%/(f)/
 Portfolio Turnover
  Rate................   167.8%   225.4%      186.5%      172.2%      122.3%/(f)/

                          2005     2004        2003        2002       2001/(D)/
                          ----     ----        ----        ----       ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $12.83   $11.69       $9.76       $9.98      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.10     0.08        0.10        0.11        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.22     1.15        1.90        0.01       (0.24)
                          ----     ----        ----        ----       -----
 Total From Investment
            Operations    2.32     1.23        2.00        0.12       (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)   (0.09)      (0.07)      (0.07)      (0.02)
 Distributions from
  Realized Gains......   (0.82)      --          --       (0.27)         --
 -----                   -----                            -----
   Total Dividends and
         Distributions   (0.85)   (0.09)      (0.07)      (0.34)      (0.02)
                         -----    -----       -----       -----       -----
Net Asset Value, End
 of Period............  $14.30   $12.83      $11.69       $9.76       $9.98
                        ======   ======      ======       =====       =====
Total Return..........   18.80%   10.54%      20.68%       0.91%      (1.43)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $176      $45         $37        $708      $1,248
 Ratio of Expenses to
  Average Net Assets..    1.03%    0.96%       0.99%       1.01%       1.03%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --     1.04%/(c)/  1.03%/(c)/  1.02%/(c)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.72%    0.63%       0.85%       0.70%       0.66%/(f)/
 Portfolio Turnover
  Rate................   167.8%   225.4%      186.5%      172.2%      122.3%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Expense ratio without commission rebates.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004        2003        2002    2001/(F)/
                           ----      ----        ----        ----    ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $1.000    $1.000      $1.000      $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.020     0.003       0.003       0.011    0.035
                          -----     -----       -----       -----    -----
 Total From Investment
            Operations    0.020     0.003       0.003       0.011    0.035
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.020)   (0.003)     (0.003)     (0.011)  (0.035)
                         ------    ------      ------      ------   ------
   Total Dividends and
         Distributions   (0.020)   (0.003)     (0.003)     (0.011)  (0.035)
                         ------    ------      ------      ------   ------
Net Asset Value, End
 of Period............   $1.000    $1.000      $1.000      $1.000   $1.000
                         ======    ======      ======      ======   ======
Total Return..........     1.99%     0.28%       0.32%       1.06%    3.59%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,665    $7,413      $4,581      $2,070     $100
 Ratio of Expenses to
  Average Net Assets..     0.97%     0.97%       0.97%       0.97%    0.97%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        --        0.97%/(e)/    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.98%     0.31%       0.29%       0.91%    3.92%/(d)/

                           2005      2004        2003        2002    2001/(F)/
                           ----      ----        ----        ----    ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $1.000    $1.000      $1.000      $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.018     0.001       0.002       0.009    0.034
                          -----     -----       -----       -----    -----
 Total From Investment
            Operations    0.018     0.001       0.002       0.009    0.034
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.018)   (0.001)     (0.002)     (0.009)  (0.034)
                         ------    ------      ------      ------   ------
   Total Dividends and
         Distributions   (0.018)   (0.001)     (0.002)     (0.009)  (0.034)
                         ------    ------      ------      ------   ------
Net Asset Value, End
 of Period............   $1.000    $1.000      $1.000      $1.000   $1.000
                         ======    ======      ======      ======   ======
Total Return..........     1.81%     0.13%       0.16%       0.88%    3.44%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,180    $6,394      $5,494        $564     $667
 Ratio of Expenses to
  Average Net Assets..     1.15%     1.12%       1.13%       1.15%    1.15%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.15%/(e)/  1.15%/(e)/    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.77%     0.15%       0.12%       0.88%    3.14%/(d)/

                           2005
                           ----
MONEY MARKET FUND
-----------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.017
                          -----
 Total From Investment
            Operations    0.017
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.017)
                         ------
   Total Dividends and
         Distributions   (0.017)
                         ------
Net Asset Value, End
 of Period............   $1.000
                         ======
Total Return..........     1.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,627
 Ratio of Expenses to
  Average Net Assets..     1.28%
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.43%























                           2005      2004        2003        2002    2001/(F)/
                           ----      ----        ----        ----    ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $1.000    $1.000      $1.000      $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.023     0.006       0.006       0.014    0.038
                          -----     -----       -----       -----    -----
 Total From Investment
            Operations    0.023     0.006       0.006       0.014    0.038
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.023)   (0.006)     (0.006)     (0.014)  (0.038)
                         ------    ------      ------      ------   ------
   Total Dividends and
         Distributions   (0.023)   (0.006)     (0.006)     (0.014)  (0.038)
                         ------    ------      ------      ------   ------
Net Asset Value, End
 of Period............   $1.000    $1.000      $1.000      $1.000   $1.000
                         ======    ======      ======      ======   ======
Total Return..........     2.30%     0.59%       0.64%       1.38%    3.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,291   $14,599      $8,431      $1,949   $4,700
 Ratio of Expenses to
  Average Net Assets..     0.66%     0.66%       0.66%       0.66%    0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.30%     0.61%       0.55%       1.39%    4.23%/(d)/

                           2005      2004        2003        2002    2001/(F)/
                           ----      ----        ----        ----    ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $1.000    $1.000      $1.000      $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.021     0.005       0.005       0.013    0.037
                          -----     -----       -----       -----    -----
 Total From Investment
            Operations    0.021     0.005       0.005       0.013    0.037
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.021)   (0.005)     (0.005)     (0.013)  (0.037)
                         ------    ------      ------      ------   ------
   Total Dividends and
         Distributions   (0.021)   (0.005)     (0.005)     (0.013)  (0.037)
                         ------    ------      ------      ------   ------
Net Asset Value, End
 of Period............   $1.000    $1.000      $1.000      $1.000   $1.000
                         ======    ======      ======      ======   ======
Total Return..........     2.17%     0.46%       0.49%       1.26%    3.78%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,495    $1,484         $10         $10     $100
 Ratio of Expenses to
  Average Net Assets..     0.78%     0.78%       0.63%       0.77%    0.78%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        --        0.78%/(e)/    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.28%     0.49%       0.37%       1.25%    4.11%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without the Manager's voluntary expense limit.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.17
                          ----
 Total From Investment
            Operations    0.21
                          ----
Net Asset Value, End
 of Period............  $10.21
                        ======
Total Return..........    2.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.52%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.53%/(d)/
 Portfolio Turnover
  Rate................    37.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.21
                          ----
 Total From Investment
            Operations    0.23
                          ----
Net Asset Value, End
 of Period............  $10.23
                        ======
Total Return..........    2.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $40
 Ratio of Expenses to
  Average Net Assets..    1.70%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.24%/(d)/
 Portfolio Turnover
  Rate................    37.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.18
                          ----
 Total From Investment
            Operations    0.19
                          ----
Net Asset Value, End
 of Period............  $10.19
                        ======
Total Return..........    1.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $22
 Ratio of Expenses to
  Average Net Assets..    1.83%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.16%/(d)/
 Portfolio Turnover
  Rate................    37.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.17
                          ----
 Total From Investment
            Operations    0.23
                          ----
Net Asset Value, End
 of Period............  $10.23
                        ======
Total Return..........    2.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.21%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.85%/(d)/
 Portfolio Turnover
  Rate................    37.1%/(d)/
                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.22
                          ----
 Total From Investment
            Operations    0.22
                          ----
Net Asset Value, End
 of Period............  $10.22
                        ======
Total Return..........    2.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $834
 Ratio of Expenses to
  Average Net Assets..    1.33%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.07%/(d)/
 Portfolio Turnover
  Rate................    37.1%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2005, date operations commenced, through October 31,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005    2004/(B)/
                           ----    ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.87   $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.80     0.56
                           ----     ----
 Total From Investment
            Operations     1.91     0.53
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)      --
 Distributions from
  Realized Gains......    (0.09)      --
   ----                   -----
   Total Dividends and
         Distributions    (0.13)      --
   ----                   -----
Net Asset Value, End
 of Period............   $12.65   $10.87
                         ======   ======
Total Return..........    17.66%    5.13%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,195      $89
 Ratio of Expenses to
  Average Net Assets..     1.67%    1.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --     1.67%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.92%   (0.74)%/(d)/
 Portfolio Turnover
  Rate................     60.1%    78.8%/(d)/

                           2005    2004/(B)/
                           ----    ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.86   $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.81     0.57
                           ----     ----
 Total From Investment
            Operations     1.89     0.52
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)      --
 Distributions from
  Realized Gains......    (0.09)      --
   ----                   -----
   Total Dividends and
         Distributions    (0.13)      --
   ----                   -----
Net Asset Value, End
 of Period............   $12.62   $10.86
                         ======   ======
Total Return..........    17.47%    5.03%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,835   $1,715
 Ratio of Expenses to
  Average Net Assets..     1.85%    1.83%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --     1.85%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.63%   (1.21)%/(d)/
 Portfolio Turnover
  Rate................     60.1%    78.8%/(d)/

                           2005
                           ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.82
                           ----
 Total From Investment
            Operations     1.83
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)
 Distributions from
  Realized Gains......    (0.09)
                          -----
   Total Dividends and
         Distributions    (0.13)
                          -----
Net Asset Value, End
 of Period............   $12.66
                         ======
Total Return..........    16.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $339
 Ratio of Expenses to
  Average Net Assets..     1.98%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.11%
 Portfolio Turnover
  Rate................     60.1%

                           2005    2004/(B)/
                           ----    ----
PARTNERS INTERNATIONAL FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.88   $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.81     0.53
                           ----     ----
 Total From Investment
            Operations     1.94     0.54
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)      --
 Distributions from
  Realized Gains......    (0.09)      --
   ----                   -----
   Total Dividends and
         Distributions    (0.13)      --
   ----                   -----
Net Asset Value, End
 of Period............   $12.69   $10.88
                         ======   ======
Total Return..........    17.95%    5.22%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,279      $12
 Ratio of Expenses to
  Average Net Assets..     1.36%    1.34%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --     1.36%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.07%    0.21%/(d)/
 Portfolio Turnover
  Rate................     60.1%    78.8%/(d)/

                           2005    2004/(B)/
                           ----    ----
PARTNERS INTERNATIONAL FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.88   $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.80     0.55
                           ----     ----
 Total From Investment
            Operations     1.93     0.54
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)      --
 Distributions from
  Realized Gains......    (0.09)      --
   ----                   -----
   Total Dividends and
         Distributions    (0.13)      --
   ----                   -----
Net Asset Value, End
 of Period............   $12.68   $10.88
                         ======   ======
Total Return..........    17.84%    5.22%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,807     $191
 Ratio of Expenses to
  Average Net Assets..     1.48%    1.47%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --     1.48%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.04%   (0.15)%/(d)/
 Portfolio Turnover
  Rate................     60.1%    78.8%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004         2003        2002        2001/(F)/
                           ----         ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.10        $9.36        $8.14       $9.07       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.03         0.05        0.04         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.76         0.74         1.17       (0.95)       (1.36)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     0.83         0.77         1.22       (0.91)       (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.03)          --       (0.02)       (0.02)
 Distributions from
  Realized Gains......    (0.57)          --           --          --           --
  -----                   -----
   Total Dividends and
         Distributions    (0.66)       (0.03)          --       (0.02)       (0.02)
   ----                   -----        -----                    -----        -----
Net Asset Value, End
 of Period............   $10.27       $10.10        $9.36       $8.14        $9.07
                         ======       ======        =====       =====        =====
Total Return..........     8.39%        8.27%       14.99%     (10.11)%     (11.96)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,026      $23,026      $12,025      $1,075         $907
 Ratio of Expenses to
  Average Net Assets..     1.32%        1.30%        1.32%       1.31%        1.32%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.32%/(e)/   1.32%/(e)/  1.32%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.66%        0.27%        0.57%       0.64%        0.52%/(d)/
 Portfolio Turnover
  Rate................     51.8%/(g)/   93.9%        41.7%       71.9%        59.4%/(d)/

                           2005         2004         2003        2002        2001/(F)/
                           ----         ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.06        $9.33        $8.12       $9.04       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.01         0.04        0.02         0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.78         0.74         1.17       (0.94)       (1.38)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     0.82         0.75         1.21       (0.92)       (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.02)          --          --        (0.02)
 Distributions from
  Realized Gains......    (0.57)          --           --          --           --
  -----                   -----
   Total Dividends and
         Distributions    (0.66)       (0.02)          --          --        (0.02)
   ----                   -----        -----                                 -----
Net Asset Value, End
 of Period............   $10.22       $10.06        $9.33       $8.12        $9.04
                         ======       ======        =====       =====        =====
Total Return..........     8.30%        7.99%       14.90%     (10.18)%     (12.16)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $29,275      $22,390      $11,290      $1,385         $924
 Ratio of Expenses to
  Average Net Assets..     1.50%        1.47%        1.50%       1.48%        1.50%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.50%/(e)/   1.50%/(e)/  1.50%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.42%        0.09%        0.42%       0.47%        0.34%/(d)/
 Portfolio Turnover
  Rate................     51.8%/(g)/   93.9%        41.7%       71.9%        59.4%/(d)/

                           2005
                           ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.83
                           ----
 Total From Investment
            Operations     0.81
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)
 Distributions from
  Realized Gains......    (0.57)
                          -----
   Total Dividends and
         Distributions    (0.66)
                          -----
Net Asset Value, End
 of Period............   $10.30
                         ======
Total Return..........     8.11%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $257
 Ratio of Expenses to
  Average Net Assets..     1.63%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.17)%
 Portfolio Turnover
  Rate................     51.8%/(g)/

                           2005         2004         2003        2002        2001/(F)/
                           ----         ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.11        $9.38        $8.15       $9.08       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.06         0.08        0.04         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.77         0.73         1.17       (0.92)       (1.37)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     0.87         0.79         1.25       (0.88)       (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.06)       (0.02)      (0.05)       (0.02)
 Distributions from
  Realized Gains......    (0.57)          --           --          --           --
  -----                   -----
   Total Dividends and
         Distributions    (0.66)       (0.06)       (0.02)      (0.05)       (0.02)
                          -----        -----        -----       -----        -----
Net Asset Value, End
 of Period............   $10.32       $10.11        $9.38       $8.15        $9.08
                         ======       ======        =====       =====        =====
Total Return..........     8.82%        8.47%       15.42%      (9.82)%     (11.86)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $42,290      $34,283      $21,346      $3,811         $909
 Ratio of Expenses to
  Average Net Assets..     1.01%        0.98%        1.00%       0.99%        1.01%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.01%/(e)/   1.01%/(e)/  1.01%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.94%        0.59%        0.89%       0.96%        0.83%/(d)/
 Portfolio Turnover
  Rate................     51.8%/(g)/   93.9%        41.7%       71.9%        59.4%/(d)/

                           2005         2004         2003        2002        2001/(F)/
                           ----         ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.14        $9.40        $8.15       $9.08       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         0.04         0.07        0.07         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.77         0.75         1.19       (0.97)       (1.36)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     0.85         0.79         1.26       (0.90)       (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.05)       (0.01)      (0.03)       (0.02)
 Distributions from
  Realized Gains......    (0.57)          --           --          --           --
  -----                   -----
   Total Dividends and
         Distributions    (0.66)       (0.05)       (0.01)      (0.03)       (0.02)
                          -----        -----        -----       -----        -----
Net Asset Value, End
 of Period............   $10.33       $10.14        $9.40       $8.15        $9.08
                         ======       ======        =====       =====        =====
Total Return..........     8.58%        8.43%       15.53%      (9.93)%     (11.86)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,554       $5,776       $2,132        $816         $908
 Ratio of Expenses to
  Average Net Assets..     1.13%        1.11%        1.12%       1.11%        1.13%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.13%/(e)/   1.13%/(e)/  1.12%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%        0.44%        0.78%       0.83%        0.71%/(d)/
 Portfolio Turnover
  Rate................     51.8%/(g)/   93.9%        41.7%       71.9%        59.4%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(g) /Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004        2003        2002      2001/(F)/
                          ----         ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.76        $7.16       $6.06       $7.59     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08         0.04        0.04        0.03       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.64         0.60        1.09       (1.52)     (2.61)
                          ----         ----        ----       -----      -----
 Total From Investment
            Operations    0.72         0.64        1.13       (1.49)     (2.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)       (0.04)      (0.03)      (0.04)     (0.01)
 Distributions from
  Realized Gains......   (0.04)          --          --          --         --
 -----                   -----
   Total Dividends and
         Distributions   (0.10)       (0.04)      (0.03)      (0.04)     (0.01)
                         -----        -----       -----       -----      -----
Net Asset Value, End
 of Period............   $8.38        $7.76       $7.16       $6.06      $7.59
                         =====        =====       =====       =====      =====
Total Return..........    9.24%        8.89%      18.75%     (19.78)%   (23.88)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,095       $1,325      $1,887      $1,285       $949
 Ratio of Expenses to
  Average Net Assets..    1.02%        1.01%       1.01%       1.02%      1.02%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.02%/(e)/  1.02%/(e)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.99%        0.53%       0.62%       0.51%      0.42%/(d)/
 Portfolio Turnover
  Rate................   148.8%/(g)/   76.5%       82.9%       89.4%      71.7%/(d)/

                          2005         2004        2003        2002      2001/(F)/
                          ----         ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.74        $7.15       $6.05       $7.57     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.06         0.03        0.03        0.02       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.64         0.58        1.09       (1.52)     (2.62)
                          ----         ----        ----       -----      -----
 Total From Investment
            Operations    0.70         0.61        1.12       (1.50)     (2.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)       (0.02)      (0.02)      (0.02)     (0.01)
 Distributions from
  Realized Gains......   (0.04)          --          --          --         --
 -----                   -----
   Total Dividends and
         Distributions   (0.10)       (0.02)      (0.02)      (0.02)     (0.01)
                         -----        -----       -----       -----      -----
Net Asset Value, End
 of Period............   $8.34        $7.74       $7.15       $6.05      $7.57
                         =====        =====       =====       =====      =====
Total Return..........    8.99%        8.58%      18.57%     (19.84)%   (24.08)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,573       $2,272      $2,169        $757       $948
 Ratio of Expenses to
  Average Net Assets..    1.20%        1.19%       1.20%       1.20%      1.20%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.20%/(e)/  1.20%/(e)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%        0.34%       0.41%       0.30%      0.25%/(d)/
 Portfolio Turnover
  Rate................   148.8%/(g)/   76.5%       82.9%       89.4%      71.7%/(d)/

                          2005
                          ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.72
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63
                          ----
 Total From Investment
            Operations    0.69
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)
 Distributions from
  Realized Gains......   (0.04)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............   $8.31
                         =====
Total Return..........    8.87%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets..    1.33%
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%
 Portfolio Turnover
  Rate................   148.8%/(g)/

                          2005         2004        2003        2002      2001/(F)/
                          ----         ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.78        $7.18       $6.08       $7.62     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.11         0.06        0.06        0.03       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63         0.60        1.09       (1.51)     (2.64)
                          ----         ----        ----       -----      -----
 Total From Investment
            Operations    0.74         0.66        1.15       (1.48)     (2.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)       (0.06)      (0.05)      (0.06)     (0.01)
 Distributions from
  Realized Gains......   (0.04)          --          --          --         --
 -----                   -----
   Total Dividends and
         Distributions   (0.10)       (0.06)      (0.05)      (0.06)     (0.01)
                         -----        -----       -----       -----      -----
Net Asset Value, End
 of Period............   $8.42        $7.78       $7.18       $6.08      $7.62
                         =====        =====       =====       =====      =====
Total Return..........    9.50%        9.21%      19.05%     (19.59)%   (23.58)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,470       $2,518      $2,930      $1,498       $952
 Ratio of Expenses to
  Average Net Assets..    0.71%        0.70%       0.70%       0.71%      0.71%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.71%/(e)/  0.71%/(e)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.28%        0.84%       0.92%       0.84%      0.66%/(d)/
 Portfolio Turnover
  Rate................   148.8%/(g)/   76.5%       82.9%       89.4%      71.7%/(d)/

                          2005         2004        2003        2002      2001/(F)/
                          ----         ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.76        $7.17       $6.07       $7.60     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08         0.05        0.05        0.05       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.65         0.59        1.09       (1.53)     (2.61)
                          ----         ----        ----       -----      -----
 Total From Investment
            Operations    0.73         0.64        1.14       (1.48)     (2.57)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)       (0.05)      (0.04)      (0.05)     (0.01)
 Distributions from
  Realized Gains......   (0.04)          --          --          --         --
 -----                   -----
   Total Dividends and
         Distributions   (0.10)       (0.05)      (0.04)      (0.05)     (0.01)
                         -----        -----       -----       -----      -----
Net Asset Value, End
 of Period............   $8.39        $7.76       $7.17       $6.07      $7.60
                         =====        =====       =====       =====      =====
Total Return..........    9.39%        8.94%      18.94%     (19.60)%   (23.78)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,834         $348        $897        $759       $950
 Ratio of Expenses to
  Average Net Assets..    0.83%        0.82%       0.82%       0.82%      0.83%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.83%/(e)/  0.83%/(e)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.94%        0.71%       0.82%       0.67%      0.61%/(d)/
 Portfolio Turnover
  Rate................   148.8%/(g)/   76.5%       82.9%       89.4%      71.7%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(g) /Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005      2004       2003/(C)/
                          ----      ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.72    $11.97      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)    (0.06)      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.65     (0.19)       2.02
                          ----     -----        ----
 Total From Investment
            Operations    0.62     (0.25)       1.97

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)       --          --
 ----                    -----
   Total Dividends and
         Distributions   (0.68)       --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.66    $11.72      $11.97
                        ======    ======      ======
Total Return..........    5.28%    (2.09)%     19.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,967      $144        $120
 Ratio of Expenses to
  Average Net Assets..    1.57%     1.55%       1.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.57%/(b)/  1.57%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.22)%   (0.53)%     (0.51)%/(e)/
 Portfolio Turnover
  Rate................    87.9%    129.3%       64.8%/(e)/

                          2005      2004       2003/(C)/
                          ----      ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.69    $11.95      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)    (0.10)      (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.62     (0.16)       2.01
                          ----     -----        ----
 Total From Investment
            Operations    0.59     (0.26)       1.95

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)       --          --
 ----                    -----
   Total Dividends and
         Distributions   (0.68)       --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.60    $11.69      $11.95
                        ======    ======      ======
Total Return..........    5.02%    (2.18)%     19.50%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,393    $2,251        $119
 Ratio of Expenses to
  Average Net Assets..    1.75%     1.75%       1.72%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.75%/(b)/  1.75%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.27)%   (0.88)%     (0.69)%/(e)/
 Portfolio Turnover
  Rate................    87.9%    129.3%       64.8%/(e)/

                          2005
                          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.12)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.76
                          ----
 Total From Investment
            Operations    0.64

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)
                         -----
   Total Dividends and
         Distributions   (0.68)
                         -----
Net Asset Value, End
 of Period............  $11.75
                        ======
Total Return..........    5.40%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $317
 Ratio of Expenses to
  Average Net Assets..    1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.00)%
 Portfolio Turnover
  Rate................    87.9%

                          2005      2004       2003/(C)/
                          ----      ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $11.79    $12.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04     (0.03)      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63     (0.18)       2.02
                          ----     -----        ----
 Total From Investment
            Operations    0.67     (0.21)       2.00

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)       --          --
 ----                    -----
   Total Dividends and
         Distributions   (0.68)       --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.78    $11.79      $12.00
                        ======    ======      ======
Total Return..........    5.69%    (1.75)%     20.00%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $31      $118        $120
 Ratio of Expenses to
  Average Net Assets..    1.26%     1.24%       1.23%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.26%/(b)/  1.26%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.38%    (0.22)%     (0.20)%/(e)/
 Portfolio Turnover
  Rate................    87.9%    129.3%       64.8%/(e)/

                          2005      2004       2003/(C)/
                          ----      ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.77    $11.99      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03     (0.04)      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.62     (0.18)       2.02
                          ----     -----        ----
 Total From Investment
            Operations    0.65     (0.22)       1.99

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)       --          --
 ----                    -----
   Total Dividends and
         Distributions   (0.68)       --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.74    $11.77      $11.99
                        ======    ======      ======
Total Return..........    5.52%    (1.83)%     19.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $17      $118        $120
 Ratio of Expenses to
  Average Net Assets..    1.38%     1.36%       1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.38%/(b)/  1.38%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.27%    (0.34)%     (0.32)%/(e)/
 Portfolio Turnover
  Rate................    87.9%    129.3%       64.8%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004         2003         2002      2001/(F)/
                           ----         ----         ----         ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.25        $6.99        $6.11        $7.45     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --        (0.02)       (0.01)        0.02      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.82         0.28         0.89        (1.36)     (2.81)
                           ----         ----         ----        -----      -----
 Total From Investment
            Operations     0.82         0.26         0.88        (1.34)     (2.84)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --           --           --         --
  -----                   -----
   Total Dividends and
         Distributions    (0.04)          --           --           --         --
  -----                   -----
Net Asset Value, End
 of Period............    $8.03        $7.25        $6.99        $6.11      $7.45
                          =====        =====        =====        =====      =====
Total Return..........    11.29%        3.72%       14.40%      (17.99)%   (26.06)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $32,154      $31,356      $21,390       $4,903       $745
 Ratio of Expenses to
  Average Net Assets..     1.31%        1.25%        1.32%        1.32%      1.32%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.32%/(e)/   1.32%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.05)%      (0.35)%      (0.21)%      (0.35)%    (0.48)%/(d)/
 Portfolio Turnover
  Rate................     66.5%/(g)/  157.8%       130.9%       182.9%     104.8%/(d)/

                           2005         2004         2003         2002      2001/(F)/
                           ----         ----         ----         ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.09        $6.85        $5.99        $7.43     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)       (0.04)       (0.02)        0.01      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.81         0.28         0.88        (1.45)     (2.82)
                           ----         ----         ----        -----      -----
 Total From Investment
            Operations     0.79         0.24         0.86        (1.44)     (2.86)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --           --           --         --
  -----                   -----
   Total Dividends and
         Distributions    (0.04)          --           --           --         --
  -----                   -----
Net Asset Value, End
 of Period............    $7.84        $7.09        $6.85        $5.99      $7.43
                          =====        =====        =====        =====      =====
Total Return..........    11.10%        3.50%       14.36%      (19.38)%   (26.26)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,933      $20,800      $16,776       $1,858       $811
 Ratio of Expenses to
  Average Net Assets..     1.49%        1.43%        1.50%        1.50%      1.50%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.50%/(e)/   1.50%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.27)%      (0.52)%      (0.38)%      (0.51)%    (0.66)%/(d)/
 Portfolio Turnover
  Rate................     66.5%/(g)/  157.8%       130.9%       182.9%     104.8%/(d)/

                           2005
                           ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.86
                           ----
 Total From Investment
            Operations     0.79

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)
                          -----
   Total Dividends and
         Distributions    (0.04)
                          -----
Net Asset Value, End
 of Period............    $8.04
                          =====
Total Return..........    10.78%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $250
 Ratio of Expenses to
  Average Net Assets..     1.62%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.92)%
 Portfolio Turnover
  Rate................     66.5%/(g)/

                           2005         2004         2003         2002      2001/(F)/
                           ----         ----         ----         ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.25        $6.96        $6.06        $7.47     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02           --         0.01         0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.82         0.29         0.89        (1.42)     (2.81)
                           ----         ----         ----        -----      -----
 Total From Investment
            Operations     0.84         0.29         0.90        (1.41)     (2.82)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --           --           --         --
  -----                   -----
   Total Dividends and
         Distributions    (0.04)          --           --           --         --
  -----                   -----
Net Asset Value, End
 of Period............    $8.05        $7.25        $6.96        $6.06      $7.47
                          =====        =====        =====        =====      =====
Total Return..........    11.59%        4.18%       14.85%      (18.88)%   (25.93)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $29,758      $26,763      $23,056      $14,373       $747
 Ratio of Expenses to
  Average Net Assets..     1.00%        0.94%        1.01%        1.01%      1.01%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.01%/(e)/   1.01%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%       (0.03)%       0.13%        0.05%     (0.17)%/(d)/
 Portfolio Turnover
  Rate................     66.5%/(g)/  157.8%       130.9%       182.9%     104.8%/(d)/

                           2005         2004         2003         2002      2001/(F)/
                           ----         ----         ----         ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.19        $6.92        $6.04        $7.46     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01        (0.01)          --        (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.82         0.28         0.88        (1.41)     (2.81)
                           ----         ----         ----        -----      -----
 Total From Investment
            Operations     0.83         0.27         0.88        (1.42)     (2.83)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --           --           --         --
  -----                   -----
   Total Dividends and
         Distributions    (0.04)          --           --           --         --
  -----                   -----
Net Asset Value, End
 of Period............    $7.98        $7.19        $6.92        $6.04      $7.46
                          =====        =====        =====        =====      =====
Total Return..........    11.54%        3.90%       14.57%      (19.03)%   (25.96)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,441       $4,064       $1,825         $778       $746
 Ratio of Expenses to
  Average Net Assets..     1.12%        1.07%        1.13%        1.12%      1.13%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.13%/(e)/   1.13%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.16%       (0.17)%       0.01%       (0.18)%    (0.29)%/(d)/
 Portfolio Turnover
  Rate................     66.5%/(g)/  157.8%       130.9%       182.9%     104.8%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized gain of $.29 per share, respectively, from November 28, 2000 through December 5, 2000.
/(g) /Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005       2004      2003      2002      2001/(E)/
                           ----       ----      ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.58      $7.18     $6.12     $7.41     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)     (0.05)    (0.04)    (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.53       0.45      1.10     (1.24)     (3.21)
                           ----       ----      ----     -----      -----
 Total From Investment
            Operations     0.51       0.40      1.06     (1.29)     (3.26)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)        --        --        --         --
 Distributions from
  Realized Gains......    (0.13)        --        --        --         --
 ------                   -----
   Total Dividends and
         Distributions    (0.15)        --        --        --         --
 ------                   -----
Net Asset Value, End
 of Period............    $7.94      $7.58     $7.18     $6.12      $7.41
                          =====      =====     =====     =====      =====
Total Return..........     6.76%      5.57%    17.32%   (17.41)%   (29.46)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,540     $6,532    $4,761      $613       $741
 Ratio of Expenses to
  Average Net Assets..     1.57%      1.57%     1.57%     1.57%      1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.27)%    (0.66)%   (0.60)%   (0.64)%    (0.75)%/(d)/
 Portfolio Turnover
  Rate................     95.2%     124.7%    193.9%    176.7%     153.6%/(d)/

                           2005       2004      2003      2002      2001/(E)/
                           ----       ----      ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.54      $7.14     $6.10     $7.39     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)     (0.06)    (0.05)    (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.52       0.46      1.09     (1.23)     (3.22)
                           ----       ----      ----     -----      -----
 Total From Investment
            Operations     0.48       0.40      1.04     (1.29)     (3.28)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)        --        --        --         --
 Distributions from
  Realized Gains......    (0.13)        --        --        --         --
 ------                   -----
   Total Dividends and
         Distributions    (0.15)        --        --        --         --
 ------                   -----
Net Asset Value, End
 of Period............    $7.87      $7.54     $7.14     $6.10      $7.39
                          =====      =====     =====     =====      =====
Total Return..........     6.38%      5.60%    17.05%   (17.46)%   (29.65)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,504     $7,582    $1,835      $611       $741
 Ratio of Expenses to
  Average Net Assets..     1.75%      1.75%     1.75%     1.75%      1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.46)%    (0.85)%   (0.74)%   (0.82)%    (0.93)%/(d)/
 Portfolio Turnover
  Rate................     95.2%     124.7%    193.9%    176.7%     153.6%/(d)/

                           2005
                           ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.76
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.57
                           ----
 Total From Investment
            Operations     0.50

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
 Distributions from
  Realized Gains......    (0.13)
                          -----
   Total Dividends and
         Distributions    (0.15)
                          -----
Net Asset Value, End
 of Period............    $8.11
                          =====
Total Return .........     6.44%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $164
 Ratio of Expenses to
  Average Net Assets..     1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.84)%
 Portfolio Turnover
  Rate................     95.2%

                           2005       2004      2003      2002      2001/(E)/
                           ----       ----      ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.67      $7.25     $6.15     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --      (0.03)    (0.01)    (0.01)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.54       0.45      1.11     (1.26)     (3.22)
                           ----       ----      ----     -----      -----
 Total From Investment
            Operations     0.54       0.42      1.10     (1.27)     (3.25)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)        --        --        --         --
 Distributions from
  Realized Gains......    (0.13)        --        --        --         --
 ------                   -----
   Total Dividends and
         Distributions    (0.16)        --        --        --         --
 ------                   -----
Net Asset Value, End
 of Period............    $8.05      $7.67     $7.25     $6.15      $7.42
                          =====      =====     =====     =====      =====
Total Return..........     6.97%      5.79%    17.89%   (17.12)%   (29.37)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,415    $15,288      $974      $843       $743
 Ratio of Expenses to
  Average Net Assets..     1.26%      1.26%     1.26%     1.26%      1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.05%     (0.39)%   (0.23)%   (0.33)%    (0.44)%/(d)/
 Portfolio Turnover
  Rate................     95.2%     124.7%    193.9%    176.7%     153.6%/(d)/

                           2005       2004      2003      2002      2001/(E)/
                           ----       ----      ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.64      $7.22     $6.14     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)     (0.04)    (0.02)    (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.55       0.46      1.10     (1.25)     (3.21)
                           ----       ----      ----     -----      -----
 Total From Investment
            Operations     0.53       0.42      1.08     (1.28)     (3.25)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)        --        --        --         --
 Distributions from
  Realized Gains......    (0.13)        --        --        --         --
 ------                   -----
   Total Dividends and
         Distributions    (0.15)        --        --        --         --
 ------                   -----
Net Asset Value, End
 of Period............    $8.02      $7.64     $7.22     $6.14      $7.42
                          =====      =====     =====     =====      =====
Total Return..........     6.99%      5.82%    17.59%   (17.25)%   (29.37)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,970     $1,940      $723      $615       $742
 Ratio of Expenses to
  Average Net Assets..     1.38%      1.38%     1.38%     1.37%      1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.24)%    (0.48)%   (0.35)%   (0.44)%    (0.56)%/(d)/
 Portfolio Turnover
  Rate................     95.2%     124.7%    193.9%    176.7%     153.6%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Preferred classes of shares recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66 and $.67 per share, respectively, during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004         2003         2002       2001/(F)/
                           ----         ----         ----         ----       ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.92       $11.64        $9.57       $10.41      $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13         0.11         0.13        (0.01)       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.95         1.27         1.98        (0.79)      (0.05)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     1.08         1.38         2.11        (0.80)       0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.10)       (0.04)          --       (0.03)
 Distributions from
  Realized Gains......    (0.10)          --           --        (0.04)         --
  -------                 -----                                  -----
   Total Dividends and
         Distributions    (0.27)       (0.10)       (0.04)       (0.04)      (0.03)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.73       $12.92       $11.64        $9.57      $10.41
                         ======       ======       ======        =====      ======
Total Return..........     8.44%       11.95%       22.16%       (7.73)%      1.92%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $58,191      $34,752      $12,058       $2,797      $1,043
 Ratio of Expenses to
  Average Net Assets..     1.35%        1.36%        1.34%        1.37%       1.37%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.37%/(e)/   1.37%/(e)/   1.37%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.97%        0.90%        1.21%        0.99%       1.03%/(d)/
 Portfolio Turnover
  Rate................     28.1%/(g)/   26.4%        16.2%         7.8%       19.5%/(d)/

                           2005         2004         2003         2002       2001/(F)/
                           ----         ----         ----         ----       ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.59       $11.35        $9.33       $10.40      $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.09         0.11        (0.02)       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.92         1.24         1.94        (1.01)      (0.05)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     1.03         1.33         2.05        (1.03)       0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.09)       (0.03)          --       (0.03)
 Distributions from
  Realized Gains......    (0.10)          --           --        (0.04)         --
  -------                 -----                                  -----
   Total Dividends and
         Distributions    (0.27)       (0.09)       (0.03)       (0.04)      (0.03)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.35       $12.59       $11.35        $9.33      $10.40
                         ======       ======       ======        =====      ======
Total Return..........     8.24%       11.73%       21.99%       (9.96)%      1.82%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,523      $33,241      $12,287       $4,013      $1,041
 Ratio of Expenses to
  Average Net Assets..     1.53%        1.54%        1.52%        1.55%       1.55%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.55%/(e)/   1.55%/(e)/   1.55%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.81%        0.72%        1.03%        0.90%       0.85%/(d)/
 Portfolio Turnover
  Rate................     28.1%/(g)/   26.4%        16.2%         7.8%       19.5%/(d)/

                           2005
                           ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.93
                           ----
 Total From Investment
            Operations     0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)
 Distributions from
  Realized Gains......    (0.10)
                          -----
   Total Dividends and
         Distributions    (0.27)
                          -----
Net Asset Value, End
 of Period............   $13.41
                         ======
Total Return..........     7.85%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $383
 Ratio of Expenses to
  Average Net Assets..     1.66%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%
 Portfolio Turnover
  Rate................     28.1%/(g)/

                           2005         2004         2003         2002       2001/(F)/
                           ----         ----         ----         ----       ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.68       $11.43        $9.40       $10.44      $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.15         0.16           --        0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.94         1.24         1.94        (0.97)      (0.05)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     1.11         1.39         2.10        (0.97)       0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.14)       (0.07)       (0.03)      (0.03)
 Distributions from
  Realized Gains......    (0.10)          --           --        (0.04)         --
  -------                 -----                                  -----
   Total Dividends and
         Distributions    (0.28)       (0.14)       (0.07)       (0.07)      (0.03)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.51       $12.68       $11.43        $9.40      $10.44
                         ======       ======       ======        =====      ======
Total Return..........     8.79%       12.26%       22.52%       (9.37)%      2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $67,032      $45,729      $25,399      $10,021      $1,045
 Ratio of Expenses to
  Average Net Assets..     1.04%        1.04%        1.03%        1.06%       1.06%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.06%/(e)/   1.06%/(e)/   1.06%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.29%        1.23%        1.53%        1.44%       1.34%/(d)/
 Portfolio Turnover
  Rate................     28.1%/(g)/   26.4%        16.2%         7.8%       19.5%/(d)/

                           2005         2004         2003         2002       2001/(F)/
                           ----         ----         ----         ----       ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.64       $11.39        $9.38       $10.43      $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.12         0.15         0.12        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.95         1.26         1.92        (1.11)      (0.05)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     1.10         1.38         2.07        (0.99)       0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.13)       (0.06)       (0.02)      (0.03)
 Distributions from
  Realized Gains......    (0.10)          --           --        (0.04)         --
  -------                 -----                                  -----
   Total Dividends and
         Distributions    (0.28)       (0.13)       (0.06)       (0.06)      (0.03)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.46       $12.64       $11.39        $9.38      $10.43
                         ======       ======       ======        =====      ======
Total Return..........     8.73%       12.17%       22.21%       (9.59)%      2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,754      $13,694         $992         $979      $1,044
 Ratio of Expenses to
  Average Net Assets..     1.16%        1.17%        1.15%        1.17%       1.18%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.18%/(e)/   1.18%/(e)/   1.17%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.14%        0.98%        1.42%        1.22%       1.22%/(d)/
 Portfolio Turnover
  Rate................     28.1%/(g)/   26.4%        16.2%         7.8%       19.5%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39 per share from November 27, 2000 through December 5, 2000.
/(g) /Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005    2004/(B)/
                          ----    ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.51   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.20     0.48
                          ----     ----
 Total From Investment
            Operations    1.25     0.51

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)      --
 ----                    -----
Net Asset Value, End
 of Period............  $11.72   $10.51
                        ======   ======
Total Return..........   11.88%    5.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $376      $10
 Ratio of Expenses to
  Average Net Assets..    1.37%    1.37%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.48%    0.64%/(d)/
 Portfolio Turnover
  Rate................    58.9%    32.7%/(d)/

                          2005    2004/(B)/
                          ----    ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.06     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.17     0.48
                          ----     ----
 Total From Investment
            Operations    1.23     0.50

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)      --
 ----                    -----
Net Asset Value, End
 of Period............  $11.69   $10.50
                        ======   ======
Total Return..........   11.69%    5.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $19      $10
 Ratio of Expenses to
  Average Net Assets..    1.55%    1.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.56%    0.47%/(d)/
 Portfolio Turnover
  Rate................    58.9%    32.7%/(d)/

                          2005
                          ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.14
                          ----
 Total From Investment
            Operations    1.18

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.71
                        ======
Total Return..........   11.23%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $390
 Ratio of Expenses to
  Average Net Assets..    1.68%
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.34%
 Portfolio Turnover
  Rate................    58.9%

                          2005    2004/(B)/
                          ----    ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.52   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.12     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.17     0.48
                          ----     ----
 Total From Investment
            Operations    1.29     0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)      --
 ----                    -----
Net Asset Value, End
 of Period............  $11.77   $10.52
                        ======   ======
Total Return..........   12.28%    5.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,594      $11
 Ratio of Expenses to
  Average Net Assets..    1.06%    1.06%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.02%    0.97%/(d)/
 Portfolio Turnover
  Rate................    58.9%    32.7%/(d)/

                          2005    2004/(B)/
                          ----    ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.52   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.10     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.16     0.48
                          ----     ----
 Total From Investment
            Operations    1.26     0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)      --
 ----                    -----
Net Asset Value, End
 of Period............  $11.74   $10.52
                        ======   ======
Total Return..........   11.99%    5.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12      $11
 Ratio of Expenses to
  Average Net Assets..    1.18%    1.18%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.92%    0.82%/(d)/
 Portfolio Turnover
  Rate................    58.9%    32.7%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.03
                          ----
 Total From Investment
            Operations    0.09
                          ----
Net Asset Value, End
 of Period............  $10.09
                        ======
Total Return..........    0.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $554
 Ratio of Expenses to
  Average Net Assets..    1.42%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.69%/(d)/
 Portfolio Turnover
  Rate................    19.8%/(d)/

                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.02
                          ----
 Total From Investment
            Operations    0.08
                          ----
Net Asset Value, End
 of Period............  $10.08
                        ======
Total Return..........    0.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $59
 Ratio of Expenses to
  Average Net Assets..    1.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%/(d)/
 Portfolio Turnover
  Rate................    19.8%/(d)/

                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.06
                          ----
Net Asset Value, End
 of Period............  $10.06
                        ======
Total Return..........    0.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets..    1.73%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.55%/(d)/
 Portfolio Turnover
  Rate................    19.8%/(d)/

                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.13
                          ----
Net Asset Value, End
 of Period............  $10.13
                        ======
Total Return..........    1.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $457
 Ratio of Expenses to
  Average Net Assets..    1.11%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.42%/(d)/
 Portfolio Turnover
  Rate................    19.8%/(d)/
                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.02
                          ----
 Total From Investment
            Operations    0.11
                          ----
Net Asset Value, End
 of Period............  $10.11
                        ======
Total Return..........    1.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.23%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.05%/(d)/
 Portfolio Turnover
  Rate................    19.8%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through October
  31, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004        2003        2002      2001/(F)/
                           ----         ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.66        $7.45       $5.30       $6.51     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.10)       (0.09)      (0.09)      (0.05)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.43         0.30        2.24       (1.16)     (4.58)
                           ----         ----        ----       -----      -----
 Total From Investment
            Operations     1.33         0.21        2.15       (1.21)     (4.58)
                           ----         ----        ----       -----      -----
Net Asset Value, End
 of Period............    $8.99        $7.66       $7.45       $5.30      $6.51
                          =====        =====       =====       =====      =====
Total Return..........    17.36%        2.82%      40.57%     (18.59)%   (40.49)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,158      $13,413      $4,371      $1,296       $815
 Ratio of Expenses to
  Average Net Assets..     1.57%        1.47%       1.56%       1.57%      1.57%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.57%/(e)/  1.57%/(e)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.19)%      (1.17)%     (1.33)%     (1.35)%    (1.33)%/(d)/
 Portfolio Turnover
  Rate................    185.7%/(g)/  163.7%      163.3%      225.6%     347.3%/(d)/

                           2005         2004        2003        2002      2001/(F)/
                           ----         ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.49        $7.30       $5.21       $6.50     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.11)       (0.10)      (0.09)      (0.10)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.40         0.29        2.18       (1.19)     (4.58)
                           ----         ----        ----       -----      -----
 Total From Investment
            Operations     1.29         0.19        2.09       (1.29)     (4.59)
                           ----         ----        ----       -----      -----
Net Asset Value, End
 of Period............    $8.78        $7.49       $7.30       $5.21      $6.50
                          =====        =====       =====       =====      =====
Total Return..........    17.22%        2.60%      40.12%     (19.85)%   (40.53)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,866       $6,991      $2,461        $653       $814
 Ratio of Expenses to
  Average Net Assets..     1.75%        1.65%       1.74%       1.75%      1.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.75%/(e)/  1.75%/(e)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.37)%      (1.35)%     (1.52)%     (1.53)%    (1.51)%/(d)/
 Portfolio Turnover
  Rate................    185.7%/(g)/  163.7%      163.3%      225.6%     347.3%/(d)/

                           2005
                           ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.13)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.41
                           ----
 Total From Investment
            Operations     1.28
                           ----
Net Asset Value, End
 of Period............    $8.72
                          =====
Total Return..........    17.20%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $156
 Ratio of Expenses to
  Average Net Assets..     1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.60)%
 Portfolio Turnover
  Rate................    185.7%/(g)/

                           2005         2004        2003        2002      2001/(F)/
                           ----         ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.67        $7.43       $5.26       $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)       (0.07)      (0.07)      (0.03)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.44         0.31        2.24       (1.23)     (4.52)
                           ----         ----        ----       -----      -----
 Total From Investment
            Operations     1.37         0.24        2.17       (1.26)     (4.57)
                           ----         ----        ----       -----      -----
Net Asset Value, End
 of Period............    $9.04        $7.67       $7.43       $5.26      $6.52
                          =====        =====       =====       =====      =====
Total Return..........    17.86%        3.23%      41.25%     (19.33)%   (40.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,711       $8,533      $7,384      $1,155       $815
 Ratio of Expenses to
  Average Net Assets..     1.26%        1.15%       1.24%       1.26%      1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.26%/(e)/  1.26%/(e)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.88)%      (0.86)%     (1.03)%     (1.04)%    (1.00)%/(d)/
 Portfolio Turnover
  Rate................    185.7%/(g)/  163.7%      163.3%      225.6%     347.3%/(d)/

                           2005         2004        2003        2002      2001/(F)/
                           ----         ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.61        $7.38       $5.25       $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.09)       (0.08)      (0.07)      (0.07)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.43         0.31        2.20       (1.20)     (4.58)
                           ----         ----        ----       -----      -----
 Total From Investment
            Operations     1.34         0.23        2.13       (1.27)     (4.57)
                           ----         ----        ----       -----      -----
Net Asset Value, End
 of Period............    $8.95        $7.61       $7.38       $5.25      $6.52
                          =====        =====       =====       =====      =====
Total Return..........    17.61%        3.12%      40.57%     (19.48)%   (40.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $226         $124        $408        $657       $816
 Ratio of Expenses to
  Average Net Assets..     1.38%        1.24%       1.37%       1.37%      1.38%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.38%/(e)/  1.38%/(e)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.01)%      (0.99)%     (1.14)%     (1.15)%    (1.14)%/(d)/
 Portfolio Turnover
  Rate................    185.7%/(g)/  163.7%      163.3%      225.6%     347.3%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively, during the initial interim period.
/(g) /Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004/(D)/
                          ----     ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.16    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.10)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.74     (0.04)
                          ----     -----
 Total From Investment
            Operations    1.64     (0.08)
                          ----     -----
Net Asset Value, End
 of Period............  $11.80    $10.16
                        ======    ======
Total Return..........   16.14%    (0.78)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,206      $735
 Ratio of Expenses to
  Average Net Assets..    1.57%     1.44%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.57%/(c)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.88)%   (0.86)%/(c)/
 Portfolio Turnover
  Rate................    84.5%     91.1%/(c)/

                          2005     2004/(D)/
                          ----     ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.15    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.12)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.74     (0.04)
                          ----     -----
 Total From Investment
            Operations    1.62     (0.09)
                          ----     -----
Net Asset Value, End
 of Period............  $11.77    $10.15
                        ======    ======
Total Return..........   15.96%    (0.88)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $522      $241
 Ratio of Expenses to
  Average Net Assets..    1.75%     1.72%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.75%/(c)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.05)%   (1.22)%/(c)/
 Portfolio Turnover
  Rate................    84.5%     91.1%/(c)/

                          2005
                          ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.13)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.74
                          ----
 Total From Investment
            Operations    1.61
                          ----
Net Asset Value, End
 of Period............  $11.80
                        ======
Total Return..........   15.80%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $130
 Ratio of Expenses to
  Average Net Assets..    1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.09)%
 Portfolio Turnover
  Rate................    84.5%

                          2005     2004/(D)/
                          ----     ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.17    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.76     (0.04)
                          ----     -----
 Total From Investment
            Operations    1.70     (0.07)
                          ----     -----
Net Asset Value, End
 of Period............  $11.87    $10.17
                        ======    ======
Total Return..........   16.72%    (0.68)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,016      $161
 Ratio of Expenses to
  Average Net Assets..    1.26%     1.23%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.26%/(c)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.56)%   (0.67)%/(c)/
 Portfolio Turnover
  Rate................    84.5%     91.1%/(c)/

                          2005     2004/(D)/
                          ----     ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.17    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.08)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.74     (0.03)
                          ----     -----
 Total From Investment
            Operations    1.66     (0.07)
                          ----     -----
Net Asset Value, End
 of Period............  $11.83    $10.17
                        ======    ======
Total Return..........   16.32%    (0.68)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $314       $10
 Ratio of Expenses to
  Average Net Assets..    1.38%     1.35%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.38%/(c)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.70)%   (0.86)%/(c)/
 Portfolio Turnover
  Rate................    84.5%     91.1%/(c)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(e) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.78
                          ----
 Total From Investment
            Operations    0.70
                          ----
Net Asset Value, End
 of Period............  $10.70
                        ======
Total Return..........    7.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,289
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.95)%/(d)/
 Portfolio Turnover
  Rate................   126.4%/(d)/

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.79
                          ----
 Total From Investment
            Operations    0.69
                          ----
Net Asset Value, End
 of Period............  $10.69
                        ======
Total Return..........    6.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $210
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.15)%/(d)/
 Portfolio Turnover
  Rate................   126.4%/(d)/

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.79
                          ----
 Total From Investment
            Operations    0.68
                          ----
Net Asset Value, End
 of Period............  $10.68
                        ======
Total Return..........    6.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $47
 Ratio of Expenses to
  Average Net Assets..    1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.28)%/(d)/
 Portfolio Turnover
  Rate................   126.4%/(d)/

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.78
                          ----
 Total From Investment
            Operations    0.73
                          ----
Net Asset Value, End
 of Period............  $10.73
                        ======
Total Return..........    7.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,000
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.55)%/(d)/
 Portfolio Turnover
  Rate................   126.4%/(d)/
                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.79
                          ----
 Total From Investment
            Operations    0.71
                          ----
Net Asset Value, End
 of Period............  $10.71
                        ======
Total Return..........    7.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $808
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.88)%/(d)/
 Portfolio Turnover
  Rate................   126.4%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through October
  31, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004        2003        2002     2001/(F)/
                           ----      ----        ----        ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.84    $12.03       $9.39       $9.38    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)    (0.05)      (0.05)      (0.03)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.12      2.02        2.69        0.04     (0.75)
                           ----      ----        ----        ----     -----
 Total From Investment
            Operations     2.07      1.97        2.64        0.01     (0.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --          --          --     (0.01)
 Distributions from
  Realized Gains......    (0.98)    (0.16)         --          --        --
 -----                    -----     -----
   Total Dividends and
         Distributions    (0.98)    (0.16)         --          --     (0.01)
  ----                    -----     -----                             -----
Net Asset Value, End
 of Period............   $14.93    $13.84      $12.03       $9.39     $9.38
                         ======    ======      ======       =====     =====
Total Return..........    15.44%    16.53%      28.12%       0.11%    (6.77)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,278    $6,176      $3,305      $1,449      $940
 Ratio of Expenses to
  Average Net Assets..     1.57%     1.54%       1.55%       1.57%     1.57%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.57%/(e)/  1.57%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.34)%   (0.37)%     (0.46)%     (0.45)%   (0.12)%/(d)/
 Portfolio Turnover
  Rate................     87.9%     49.9%       49.7%       80.0%    224.9%/(d)/

                           2005      2004        2003        2002     2001/(F)/
                           ----      ----        ----        ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $13.57    $11.82       $9.24       $9.37    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)    (0.07)      (0.07)      (0.05)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.08      1.98        2.65       (0.08)    (0.75)
                           ----      ----        ----       -----     -----
 Total From Investment
            Operations     2.01      1.91        2.58       (0.13)    (0.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --          --          --     (0.01)
 Distributions from
  Realized Gains......    (0.98)    (0.16)         --          --        --
 -----                    -----     -----
   Total Dividends and
         Distributions    (0.98)    (0.16)         --          --     (0.01)
  ----                    -----     -----                             -----
Net Asset Value, End
 of Period............   $14.60    $13.57      $11.82       $9.24     $9.37
                         ======    ======      ======       =====     =====
Total Return..........    15.29%    16.31%      27.92%      (1.39)%   (6.87)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,167    $5,874      $2,962      $1,177      $989
 Ratio of Expenses to
  Average Net Assets..     1.75%     1.72%       1.73%       1.75%     1.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.75%/(e)/  1.75%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.52)%   (0.54)%     (0.67)%     (0.64)%   (0.30)%/(d)/
 Portfolio Turnover
  Rate................     87.9%     49.9%       49.7%       80.0%    224.9%/(d)/

                           2005
                           ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.12)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.16
                           ----
 Total From Investment
            Operations     2.04
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.98)
                          -----
   Total Dividends and
         Distributions    (0.98)
                          -----
Net Asset Value, End
 of Period............   $14.99
                         ======
Total Return..........    15.10%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $145
 Ratio of Expenses to
  Average Net Assets..     1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.78)%
 Portfolio Turnover
  Rate................     87.9%

                           2005      2004        2003        2002     2001/(F)/
                           ----      ----        ----        ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $13.83    $11.98       $9.33       $9.41    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --     (0.01)      (0.02)      (0.02)     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.12      2.02        2.67       (0.06)    (0.74)
                           ----      ----        ----       -----     -----
 Total From Investment
            Operations     2.12      2.01        2.65       (0.08)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --          --          --     (0.01)
 Distributions from
  Realized Gains......    (0.98)    (0.16)         --          --        --
 -----                    -----     -----
   Total Dividends and
         Distributions    (0.98)    (0.16)         --          --     (0.01)
  ----                    -----     -----                             -----
Net Asset Value, End
 of Period............   $14.97    $13.83      $11.98       $9.33     $9.41
                         ======    ======      ======       =====     =====
Total Return..........    15.83%    16.93%      28.40%      (0.83)%   (6.48)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,643    $5,440      $3,154      $1,485      $942
 Ratio of Expenses to
  Average Net Assets..     1.26%     1.23%       1.24%       1.26%     1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.26%/(e)/  1.26%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.02)%   (0.05)%     (0.18)%     (0.16)%    0.19%/(d)/
 Portfolio Turnover
  Rate................     87.9%     49.9%       49.7%       80.0%    224.9%/(d)/

                           2005      2004        2003        2002     2001/(F)/
                           ----      ----        ----        ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.77    $11.95       $9.31       $9.40    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)    (0.01)      (0.03)      (0.02)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.11      1.99        2.67       (0.07)    (0.74)
                           ----      ----        ----       -----     -----
 Total From Investment
            Operations     2.09      1.98        2.64       (0.09)    (0.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --          --          --     (0.01)
 Distributions from
  Realized Gains......    (0.98)    (0.16)         --          --        --
 -----                    -----     -----
   Total Dividends and
         Distributions    (0.98)    (0.16)         --          --     (0.01)
  ----                    -----     -----                             -----
Net Asset Value, End
 of Period............   $14.88    $13.77      $11.95       $9.31     $9.40
                         ======    ======      ======       =====     =====
Total Return..........    15.67%    16.72%      28.36%      (0.96)%   (6.58)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,180      $945      $1,565        $932      $941
 Ratio of Expenses to
  Average Net Assets..     1.38%     1.35%       1.36%       1.37%     1.38%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.38%/(e)/  1.38%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.15)%   (0.11)%     (0.29)%     (0.24)%    0.07%/(d)/
 Portfolio Turnover
  Rate................     87.9%     49.9%       49.7%       80.0%    224.9%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares incurred an unrealized gain of $.14 from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004/(B)/
                          ----     ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.43    $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.00      0.84
                          ----      ----
 Total From Investment
            Operations    1.98      0.84

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)       --
 Distributions from
  Realized Gains......   (0.13)       --
   ----                  -----
   Total Dividends and
         Distributions   (0.17)       --
   ----                  -----
Net Asset Value, End
 of Period............  $13.24    $11.43
                        ======    ======
Total Return..........   17.53%     7.93%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,696      $339
 Ratio of Expenses to
  Average Net Assets..    1.57%     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.11)%   (0.08)%/(d)/
 Portfolio Turnover
  Rate................    59.4%     66.0%/(d)/

                          2005     2004/(B)/
                          ----     ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.43    $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.99      0.85
                          ----      ----
 Total From Investment
            Operations    1.95      0.84

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)       --
 Distributions from
  Realized Gains......   (0.13)       --
   ----                  -----
   Total Dividends and
         Distributions   (0.17)       --
   ----                  -----
Net Asset Value, End
 of Period............  $13.21    $11.43
                        ======    ======
Total Return..........   17.25%     7.93%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $870       $11
 Ratio of Expenses to
  Average Net Assets..    1.75%     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.28)%   (0.21)%/(d)/
 Portfolio Turnover
  Rate................    59.4%     66.0%/(d)/

                          2005
                          ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.02
                          ----
 Total From Investment
            Operations    1.96

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)
 Distributions from
  Realized Gains......   (0.13)
                         -----
   Total Dividends and
         Distributions   (0.17)
                         -----
Net Asset Value, End
 of Period............  $13.24
                        ======
Total Return..........   17.29%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $272
 Ratio of Expenses to
  Average Net Assets..    1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.46)%
 Portfolio Turnover
  Rate................    59.4%

                          2005     2004/(B)/
                          ----     ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $11.45    $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.00      0.84
                          ----      ----
 Total From Investment
            Operations    2.02      0.86

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)       --
 Distributions from
  Realized Gains......   (0.13)       --
   ----                  -----
   Total Dividends and
         Distributions   (0.17)       --
   ----                  -----
Net Asset Value, End
 of Period............  $13.30    $11.45
                        ======    ======
Total Return..........   17.89%     8.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,114       $57
 Ratio of Expenses to
  Average Net Assets..    1.26%     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.13%     0.34%/(d)/
 Portfolio Turnover
  Rate................    59.4%     66.0%/(d)/

                          2005     2004/(B)/
                          ----     ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.44    $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.04      0.84
                          ----      ----
 Total From Investment
            Operations    2.00      0.85

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)       --
 Distributions from
  Realized Gains......   (0.13)       --
   ----                  -----
   Total Dividends and
         Distributions   (0.17)       --
   ----                  -----
Net Asset Value, End
 of Period............  $13.27    $11.44
                        ======    ======
Total Return..........   17.71%     8.03%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $891       $11
 Ratio of Expenses to
  Average Net Assets..    1.38%     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.27)%    0.16%/(d)/
 Portfolio Turnover
  Rate................    59.4%     66.0%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005      2004       2003/(C)/
                          ----      ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $14.80    $13.56      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.07)    (0.05)      (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.83      2.10        3.62
                          ----      ----        ----
 Total From Investment
            Operations    1.76      2.05        3.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)       --          --
 Distributions from
  Realized Gains......   (0.25)    (0.81)         --
 ----                    -----     -----
   Total Dividends and
         Distributions   (0.27)    (0.81)         --
 ----                    -----     -----
Net Asset Value, End
 of Period............  $16.29    $14.80      $13.56
                        ======    ======      ======
Total Return..........   11.98%    15.88%      35.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,945      $158        $136
 Ratio of Expenses to
  Average Net Assets..    1.57%     1.54%       1.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.57%/(b)/  1.57%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.43)%   (0.39)%     (0.60)%/(e)/
 Portfolio Turnover
  Rate................   110.2%    117.5%      111.5%/(e)/

                          2005      2004       2003/(C)/
                          ----      ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $14.74    $13.54      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.11)    (0.09)      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.83      2.10        3.61
                          ----      ----        ----
 Total From Investment
            Operations    1.72      2.01        3.54
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)       --          --
 Distributions from
  Realized Gains......   (0.25)    (0.81)         --
 ----                    -----     -----
   Total Dividends and
         Distributions   (0.27)    (0.81)         --
 ----                    -----     -----
Net Asset Value, End
 of Period............  $16.19    $14.74      $13.54
                        ======    ======      ======
Total Return..........   11.74%    15.59%      35.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $965       $83        $135
 Ratio of Expenses to
  Average Net Assets..    1.75%     1.72%       1.72%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.75%/(b)/  1.75%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.66)%   (0.66)%     (0.79)%/(e)/
 Portfolio Turnover
  Rate................   110.2%    117.5%      111.5%/(e)/

                          2005
                          ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $15.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.13)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.79
                          ----
 Total From Investment
            Operations    1.66
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
 Distributions from
  Realized Gains......   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.27)
                         -----
Net Asset Value, End
 of Period............  $16.41
                        ======
Total Return..........   11.10%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $41
 Ratio of Expenses to
  Average Net Assets..    1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.83)%
 Portfolio Turnover
  Rate................   110.2%

                          2005      2004       2003/(C)/
                          ----      ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $14.88    $13.59      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)    (0.03)      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.85      2.13        3.62
                          ----      ----        ----
 Total From Investment
            Operations    1.82      2.10        3.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)       --          --
 Distributions from
  Realized Gains......   (0.25)    (0.81)         --
 ----                    -----     -----
   Total Dividends and
         Distributions   (0.28)    (0.81)         --
 ----                    -----     -----
Net Asset Value, End
 of Period............  $16.42    $14.88      $13.59
                        ======    ======      ======
Total Return..........   12.28%    16.23%      35.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $276       $71        $136
 Ratio of Expenses to
  Average Net Assets..    1.26%     1.23%       1.23%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.26%/(b)/  1.26%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.21)%   (0.18)%     (0.30)%/(e)/
 Portfolio Turnover
  Rate................   110.2%    117.5%      111.5%/(e)/

                          2005      2004       2003/(C)/
                          ----      ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $14.85    $13.58      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)    (0.03)      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.86      2.11        3.62
                          ----      ----        ----
 Total From Investment
            Operations    1.80      2.08        3.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)       --          --
 Distributions from
  Realized Gains......   (0.25)    (0.81)         --
 ----                    -----     -----
   Total Dividends and
         Distributions   (0.28)    (0.81)         --
 ----                    -----     -----
Net Asset Value, End
 of Period............  $16.37    $14.85      $13.58
                        ======    ======      ======
Total Return..........   12.16%    16.09%      35.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $355      $161        $136
 Ratio of Expenses to
  Average Net Assets..    1.38%     1.35%       1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.38%/(b)/  1.38%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.36)%   (0.20)%     (0.42)%/(e)/
 Portfolio Turnover
  Rate................   110.2%    117.5%      111.5%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005      2004        2003        2002      2001/(D)/
                          ----      ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.62     $7.00       $5.08       $7.32      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.12)    (0.11)      (0.08)      (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.87      0.73        2.00       (2.20)     (2.42)
                          ----      ----        ----       -----      -----
 Total From Investment
            Operations    0.75      0.62        1.92       (2.24)     (2.50)
                          ----      ----        ----       -----      -----
Net Asset Value, End
 of Period............   $8.37     $7.62       $7.00       $5.08      $7.32
                         =====     =====       =====       =====      =====
Total Return..........    9.84%     8.86%      37.80%     (30.60)%   (23.67)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,889    $2,579      $2,446      $1,092       $734
 Ratio of Expenses to
  Average Net Assets..    1.67%     1.67%       1.66%       1.67%      1.67%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.67%/(c)/  1.67%/(c)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.42)%   (1.49)%     (1.45)%     (1.47)%    (1.32)%/(f)/
 Portfolio Turnover
  Rate................    91.5%     94.6%      333.6%      110.9%     161.1%/(f)/

                          2005      2004        2003        2002      2001/(D)/
                          ----      ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.57     $6.96       $5.06       $7.31      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.13)    (0.12)      (0.09)      (0.06)     (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.86      0.73        1.99       (2.19)     (2.42)
                          ----      ----        ----       -----      -----
 Total From Investment
            Operations    0.73      0.61        1.90       (2.25)     (2.51)
                          ----      ----        ----       -----      -----
Net Asset Value, End
 of Period............   $8.30     $7.57       $6.96       $5.06      $7.31
                         =====     =====       =====       =====      =====
Total Return..........    9.64%     8.76%      37.55%     (30.78)%   (23.77)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $878      $754      $1,136        $789       $733
 Ratio of Expenses to
  Average Net Assets..    1.85%     1.85%       1.84%       1.85%      1.85%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.85%/(c)/  1.85%/(c)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.60)%   (1.67)%     (1.63)%     (1.65)%    (1.50)%/(f)/
 Portfolio Turnover
  Rate................    91.5%     94.6%      333.6%      110.9%     161.1%/(f)/

                          2005
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............   (0.14)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.87
                          ----
 Total From Investment
            Operations    0.73
                          ----
Net Asset Value, End
 of Period............   $8.52
                         =====
Total Return..........    9.37%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $41
 Ratio of Expenses to
  Average Net Assets..    1.98%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.73)%
 Portfolio Turnover
  Rate................    91.5%

                          2005      2004        2003        2002      2001/(D)/
                          ----      ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.75     $7.09       $5.13       $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.09)    (0.09)      (0.07)      (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.88      0.75        2.03       (2.17)     (2.42)
                          ----      ----        ----       -----      -----
 Total From Investment
            Operations    0.79      0.66        1.96       (2.21)     (2.48)
                          ----      ----        ----       -----      -----
Net Asset Value, End
 of Period............   $8.54     $7.75       $7.09       $5.13      $7.34
                         =====     =====       =====       =====      =====
Total Return..........   10.19%     9.31%      38.21%     (30.11)%   (23.46)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,522    $1,858      $1,682        $931       $735
 Ratio of Expenses to
  Average Net Assets..    1.36%     1.36%       1.35%       1.36%      1.36%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.36%/(c)/  1.36%/(c)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.11)%   (1.18)%     (1.15)%     (1.17)%    (1.01)%/(f)/
 Portfolio Turnover
  Rate................    91.5%     94.6%      333.6%      110.9%     161.1%/(f)/

                          2005      2004        2003        2002      2001/(D)/
                          ----      ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.68     $7.04       $5.10       $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.10)    (0.10)      (0.07)      (0.09)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.86      0.74        2.01       (2.15)     (2.42)
                          ----      ----        ----       -----      -----
 Total From Investment
            Operations    0.76      0.64        1.94       (2.24)     (2.48)
                          ----      ----        ----       -----      -----
Net Asset Value, End
 of Period............   $8.44     $7.68       $7.04       $5.10      $7.34
                         =====     =====       =====       =====      =====
Total Return..........    9.90%     9.09%      38.04%     (30.52)%   (23.46)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $93       $54        $706        $510       $735
 Ratio of Expenses to
  Average Net Assets..    1.48%     1.48%       1.47%       1.47%      1.48%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.48%/(c)/  1.48%/(c)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.22)%   (1.30)%     (1.26)%     (1.27)%    (1.13)%/(f)/
 Portfolio Turnover
  Rate................    91.5%     94.6%      333.6%      110.9%     161.1%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period
/(c) /Expense ratio without commission rebates.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005        2004        2003        2002        2001/(F)/
                           ----        ----        ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.93       $7.78       $5.68       $6.25       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.11)      (0.10)      (0.07)         --        (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.06        0.29        2.17       (0.57)       (4.53)
                           ----        ----        ----       -----        -----
 Total From Investment
            Operations     0.95        0.19        2.10       (0.57)       (4.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.22)      (0.04)         --          --           --
 ------
   Total Dividends and
         Distributions    (0.22)      (0.04)         --          --           --
 ------                   -----       -----
Net Asset Value, End
 of Period............    $8.66       $7.93       $7.78       $5.68        $6.25
                          =====       =====       =====       =====        =====
Total Return..........    12.07%       2.50%      36.97%      (9.12)%     (41.23)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,969      $7,430      $3,480      $1,419         $626
 Ratio of Expenses to
  Average Net Assets..     1.57%       1.53%       1.52%       1.56%        1.57%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.57%/(e)/  1.57%/(e)/  1.57%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.30)%     (1.23)%     (1.14)%     (1.30)%      (1.19)%/(d)/
 Portfolio Turnover
  Rate................     53.4%/(g)/  69.4%      115.9%      120.1%       159.8%/(d)/

                           2005        2004        2003        2002        2001/(F)/
                           ----        ----        ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.81       $7.67       $5.66       $6.24       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.12)      (0.11)      (0.10)      (0.09)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.04        0.29        2.11       (0.49)       (4.53)
                           ----        ----        ----       -----        -----
 Total From Investment
            Operations     0.92        0.18        2.01       (0.58)       (4.61)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.22)      (0.04)         --          --           --
 ------                   -----       -----
   Total Dividends and
         Distributions    (0.22)      (0.04)         --          --           --
 ------                   -----       -----
Net Asset Value, End
 of Period............    $8.51       $7.81       $7.67       $5.66        $6.24
                          =====       =====       =====       =====        =====
Total Return..........    11.87%       2.41%      35.51%      (9.29)%     (41.32)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,398      $7,045      $2,162        $567         $625
 Ratio of Expenses to
  Average Net Assets..     1.75%       1.71%       1.72%       1.74%        1.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.75%/(e)/  1.75%/(e)/  1.75%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.47)%     (1.42)%     (1.39)%     (1.47)%      (1.37)%/(d)/
 Portfolio Turnover
  Rate................     53.4%/(g)/  69.4%      115.9%      120.1%       159.8%/(d)/

                           2005
                           ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.10
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.14)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.07
                           ----
 Total From Investment
            Operations     0.93
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.22)
                          -----
   Total Dividends and
         Distributions    (0.22)
                          -----
Net Asset Value, End
 of Period............    $8.81
                          =====
Total Return..........    11.57%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $57
 Ratio of Expenses to
  Average Net Assets..     1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.61)%
 Portfolio Turnover
  Rate................     53.4%/(g)/
                           2005        2004        2003        2002        2001/(F)/
                           ----        ----        ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.01       $7.83       $5.71       $6.27       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.08)      (0.07)      (0.06)      (0.04)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.07        0.29        2.18       (0.52)       (4.52)
                           ----        ----        ----       -----        -----
 Total From Investment
            Operations     0.99        0.22        2.12       (0.56)       (4.58)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.22)      (0.04)         --          --           --
 ------                   -----       -----
   Total Dividends and
         Distributions    (0.22)      (0.04)         --          --           --
 ------                   -----       -----
Net Asset Value, End
 of Period............    $8.78       $8.01       $7.83       $5.71        $6.27
                          =====       =====       =====       =====        =====
Total Return..........    12.46%       2.87%      37.13%      (8.93)%     (41.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,930      $8,356      $1,799        $692         $628
 Ratio of Expenses to
  Average Net Assets..     1.26%       1.22%       1.21%       1.25%        1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.26%/(e)/  1.26%/(e)/  1.26%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.99)%     (0.93)%     (0.83)%     (0.98)%      (0.88)%/(d)/
 Portfolio Turnover
  Rate................     53.4%/(g)/  69.4%      115.9%      120.1%       159.8%/(d)/

                           2005        2004        2003        2002        2001/(F)/
                           ----        ----        ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.96       $7.78       $5.70       $6.26       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.09)      (0.08)      (0.09)      (0.07)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.05        0.30        2.17       (0.49)       (4.53)
                           ----        ----        ----       -----        -----
 Total From Investment
            Operations     0.96        0.22        2.08       (0.56)       (4.59)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.22)      (0.04)         --          --           --
 ------                   -----       -----
   Total Dividends and
         Distributions    (0.22)      (0.04)         --          --           --
 ------                   -----       -----
Net Asset Value, End
 of Period............    $8.70       $7.96       $7.78       $5.70        $6.26
                          =====       =====       =====       =====        =====
Total Return..........    12.15%       2.89%      36.49%      (8.95)%     (41.13)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,739      $1,652         $87        $571         $627
 Ratio of Expenses to
  Average Net Assets..     1.38%       1.34%       1.31%       1.36%        1.38%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.38%/(e)/  1.38%/(e)/  1.37%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.11)%     (1.06)%     (0.84)%     (1.09)%      (1.00)%/(d)/
 Portfolio Turnover
  Rate................     53.4%/(g)/  69.4%      115.9%      120.1%       159.8%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(g) /Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004/(B)/
                          ----     ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.59    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.15)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.46     (0.36)
                          ----     -----
 Total From Investment
            Operations    1.31     (0.41)
                          ----     -----
Net Asset Value, End
 of Period............  $10.90     $9.59
                        ======     =====
Total Return..........   13.66%    (4.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $397       $10
 Ratio of Expenses to
  Average Net Assets..    1.67%     1.55%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.67%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.39)%   (1.25)%/(d)/
 Portfolio Turnover
  Rate................    84.0%     51.3%/(d)/

                          2005     2004/(B)/
                          ----     ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.59    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.17)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.45     (0.36)
                          ----     -----
 Total From Investment
            Operations    1.28     (0.41)
                          ----     -----
Net Asset Value, End
 of Period............  $10.87     $9.59
                        ======     =====
Total Return..........   13.35%    (4.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $97        $9
 Ratio of Expenses to
  Average Net Assets..    1.85%     1.73%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.85%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.58)%   (1.43)%/(d)/
 Portfolio Turnover
  Rate................    84.0%     51.3%/(d)/

                          2005
                          ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.66
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.18)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.41
                          ----
 Total From Investment
            Operations    1.23
                          ----
Net Asset Value, End
 of Period............  $10.89
                        ======
Total Return..........   12.73%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets..    1.98%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.70)%
 Portfolio Turnover
  Rate................    84.0%

                          2005      2004
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.61    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.12)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.46     (0.35)
                          ----     -----
 Total From Investment
            Operations    1.34     (0.39)
                          ----     -----
Net Asset Value, End
 of Period............  $10.95     $9.61
                        ======     =====
Total Return..........   13.94%    (3.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,523       $10
 Ratio of Expenses to
  Average Net Assets..    1.36%     1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.36%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.11)%   (0.96)%/(d)/
 Portfolio Turnover
  Rate................    84.0%     51.3%/(d)/

                          2005     2004/(B)/
                          ----     ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.60    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.13)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.46     (0.36)
                          ----     -----
 Total From Investment
            Operations    1.33     (0.40)
                          ----     -----
Net Asset Value, End
 of Period............  $10.93     $9.60
                        ======     =====
Total Return..........   13.85%    (4.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11       $10
 Ratio of Expenses to
  Average Net Assets..    1.48%     1.36%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --      1.48%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.21)%   (1.06)%/(d)/
 Portfolio Turnover
  Rate................    84.0%     51.3%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005       2004         2003      2002     2001/(D)/
                           ----       ----         ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.74     $13.02        $9.51     $9.96    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.08)     (0.07)       (0.07)    (0.06)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.13       1.79         3.67     (0.24)       --
 ----                      ----       ----         ----     -----
 Total From Investment
            Operations     2.05       1.72         3.60     (0.30)    (0.04)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --        (0.09)    (0.15)       --
 ------                                           -----     -----
   Total Dividends and
         Distributions       --         --        (0.09)    (0.15)       --
 ------                                           -----     -----
Net Asset Value, End
 of Period............   $16.79     $14.74       $13.02     $9.51     $9.96
                         ======     ======       ======     =====     =====
Total Return..........    13.91%     13.22%       38.18%    (3.24)%   (0.40)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,150     $5,963       $4,284      $985      $831
 Ratio of Expenses to
  Average Net Assets..     1.57%      1.54%        1.57%     1.57%     1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --       1.57%/(c)/     --        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.47)%    (0.50)%      (0.62)%   (0.76)%   (0.59)%/(f)/
 Portfolio Turnover
  Rate................     51.3%      26.3%        44.1%     27.9%     58.0%/(f)/

                           2005       2004         2003      2002     2001/(D)/
                           ----       ----         ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $14.62     $12.94        $9.48     $9.95    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.11)     (0.10)       (0.08)    (0.04)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.12       1.78         3.63     (0.28)       --
 ----                      ----       ----         ----     -----
 Total From Investment
            Operations     2.01       1.68         3.55     (0.32)    (0.05)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --        (0.09)    (0.15)       --
 ------                                           -----     -----
   Total Dividends and
         Distributions       --         --        (0.09)    (0.15)       --
 ------                                           -----     -----
Net Asset Value, End
 of Period............   $16.63     $14.62       $12.94     $9.48     $9.95
                         ======     ======       ======     =====     =====
Total Return..........    13.75%     12.99%       37.76%    (3.44)%   (0.50)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,865     $2,738       $2,028    $1,398      $830
 Ratio of Expenses to
  Average Net Assets..     1.75%      1.72%        1.75%     1.75%     1.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --       1.75%/(c)/     --        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.65)%    (0.68)%      (0.80)%   (0.94)%   (0.77)%/(f)/
 Portfolio Turnover
  Rate................     51.3%      26.3%        44.1%     27.9%     58.0%/(f)/

                           2005
                           ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $15.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.13)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.05
                           ----
 Total From Investment
            Operations     1.92
                           ----
Net Asset Value, End
 of Period............   $17.07
                         ======
Total Return..........    12.67%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11
 Ratio of Expenses to
  Average Net Assets..     1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.78)%
 Portfolio Turnover
  Rate................     51.3%

                           2005       2004         2003      2002     2001/(D)/
                           ----       ----         ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $14.92     $13.14        $9.56     $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)     (0.03)       (0.03)       --     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.16       1.81         3.70     (0.27)       --
 ----                      ----       ----         ----     -----
 Total From Investment
            Operations     2.13       1.78         3.67     (0.27)    (0.02)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --        (0.09)    (0.15)       --
 ------                                           -----     -----
   Total Dividends and
         Distributions       --         --        (0.09)    (0.15)       --
 ------                                           -----     -----
Net Asset Value, End
 of Period............   $17.05     $14.92       $13.14     $9.56     $9.98
                         ======     ======       ======     =====     =====
Total Return..........    14.28%     13.56%       38.71%    (2.93)%   (0.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,400    $14,537      $12,008    $5,733      $833
 Ratio of Expenses to
  Average Net Assets..     1.26%      1.24%        1.26%     1.26%     1.26%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --       1.26%/(c)/     --        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.17)%    (0.19)%      (0.31)%   (0.47)%   (0.28)%/(f)/
 Portfolio Turnover
  Rate................     51.3%      26.3%        44.1%     27.9%     58.0%/(f)/

                           2005       2004         2003      2002     2001/(D)/
                           ----       ----         ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $14.83     $13.08        $9.54     $9.97    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01      (0.04)       (0.04)    (0.06)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.08       1.79         3.67     (0.22)       --
 ----                      ----       ----         ----     -----
 Total From Investment
            Operations     2.09       1.75         3.63     (0.28)    (0.03)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --        (0.09)    (0.15)       --
 ------                                           -----     -----
   Total Dividends and
         Distributions       --         --        (0.09)    (0.15)       --
 ------                                           -----     -----
Net Asset Value, End
 of Period............   $16.92     $14.83       $13.08     $9.54     $9.97
                         ======     ======       ======     =====     =====
Total Return..........    14.09%     13.39%       38.37%    (3.03)%   (0.30)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $375        $24          $16      $796      $833
 Ratio of Expenses to
  Average Net Assets..     1.38%      1.35%        1.38%     1.37%     1.38%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --       1.38%/(c)/     --        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%     (0.31)%      (0.43)%   (0.56)%   (0.40)%/(f)/
 Portfolio Turnover
  Rate................     51.3%      26.3%        44.1%     27.9%     58.0%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Expense ratio without commission rebates.
/(d) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004       2003/(C)/
                           ----      ----       ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $15.83    $13.92      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)    (0.04)       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.25      2.55        3.90
                           ----      ----        ----
 Total From Investment
            Operations     2.24      2.51        3.92
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       --          --
 Distributions from
  Realized Gains......    (0.90)    (0.60)         --
  ----                    -----     -----
   Total Dividends and
         Distributions    (0.92)    (0.60)         --
  ----                    -----     -----
Net Asset Value, End
 of Period............   $17.15    $15.83      $13.92
                         ======    ======      ======
Total Return..........    14.43%    18.63%      39.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,127    $6,422        $258
 Ratio of Expenses to
  Average Net Assets..     1.57%     1.57%       1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.57%/(b)/  1.57%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.05)%   (0.23)%      0.19%/(e)/
 Portfolio Turnover
  Rate................     43.1%     46.7%       67.2%/(e)/

                           2005      2004       2003/(C)/
                           ----      ----       ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $15.78    $13.89      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)    (0.06)         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.25      2.55        3.89
                           ----      ----        ----
 Total From Investment
            Operations     2.21      2.49        3.89
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       --          --
 Distributions from
  Realized Gains......    (0.90)    (0.60)         --
  ----                    -----     -----
   Total Dividends and
         Distributions    (0.92)    (0.60)         --
  ----                    -----     -----
Net Asset Value, End
 of Period............   $17.07    $15.78      $13.89
                         ======    ======      ======
Total Return..........    14.27%    18.52%      38.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,395    $6,888        $702
 Ratio of Expenses to
  Average Net Assets..     1.75%     1.75%       1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.75%/(b)/  1.75%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.23)%   (0.40)%     (0.04)%/(e)/
 Portfolio Turnover
  Rate................     43.1%     46.7%       67.2%/(e)/

                           2005
                           ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $16.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.17
                           ----
 Total From Investment
            Operations     2.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
 Distributions from
  Realized Gains......    (0.90)
                          -----
   Total Dividends and
         Distributions    (0.92)
                          -----
Net Asset Value, End
 of Period............   $17.24
                         ======
Total Return..........    13.45%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $130
 Ratio of Expenses to
  Average Net Assets..     1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.30)%
 Portfolio Turnover
  Rate................     43.1%

                           2005      2004       2003/(C)/              /
                           ----      ----       ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $15.91    $13.95      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04      0.03        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.27      2.55        3.91
                           ----      ----        ----
 Total From Investment
            Operations     2.31      2.58        3.95
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)    (0.02)         --
 Distributions from
  Realized Gains......    (0.90)    (0.60)         --
  ----                    -----     -----
   Total Dividends and
         Distributions    (0.93)    (0.62)         --
  ----                    -----     -----
Net Asset Value, End
 of Period............   $17.29    $15.91      $13.95
                         ======    ======      ======
Total Return..........    14.78%    19.14%      39.50%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,704    $3,196        $194
 Ratio of Expenses to
  Average Net Assets..     1.26%     1.26%       1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.27%/(b)/  1.26%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.26%     0.17%       0.46%/(e)/
 Portfolio Turnover
  Rate................     43.1%     46.7%       67.2%/(e)/

                           2005      2004       2003/(C)/
                           ----      ----       ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $15.90    $13.94      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03     (0.01)       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.25      2.58        3.91
                           ----      ----        ----
 Total From Investment
            Operations     2.28      2.57        3.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)    (0.01)         --
 Distributions from
  Realized Gains......    (0.90)    (0.60)         --
  ----                    -----     -----
   Total Dividends and
         Distributions    (0.93)    (0.61)         --
  ----                    -----     -----
Net Asset Value, End
 of Period............   $17.25    $15.90      $13.94
                         ======    ======      ======
Total Return..........    14.59%    19.02%      39.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,269      $909        $141
 Ratio of Expenses to
  Average Net Assets..     1.38%     1.38%       1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.38%/(b)/  1.38%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.15%    (0.04)%      0.34%/(e)/
 Portfolio Turnover
  Rate................     43.1%     46.7%       67.2%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004/(B)/
                          ----     ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.33    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.07)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.81      0.35
                          ----      ----
 Total From Investment
            Operations    1.74      0.33
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)       --
 ----                    -----
Net Asset Value, End
 of Period............  $12.03    $10.33
                        ======    ======
Total Return..........   16.85%     3.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,235       $10
 Ratio of Expenses to
  Average Net Assets..    1.57%     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.62)%   (0.58)%/(d)/
 Portfolio Turnover
  Rate................    50.8%      4.8%/(d)/

                          2005     2004/(B)/
                          ----     ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.32    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.09)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.80      0.35
                          ----      ----
 Total From Investment
            Operations    1.71      0.32
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)       --
 ----                    -----
Net Asset Value, End
 of Period............  $11.99    $10.32
                        ======    ======
Total Return..........   16.58%     3.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $503       $10
 Ratio of Expenses to
  Average Net Assets..    1.75%     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.75)%   (0.75)%/(d)/
 Portfolio Turnover
  Rate................    50.8%      4.8%/(d)/

                          2005
                          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.76
                          ----
 Total From Investment
            Operations    1.66
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)
                         -----
   Total Dividends and
         Distributions   (0.04)
                         -----
Net Asset Value, End
 of Period............  $12.02
                        ======
Total Return..........   15.97%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12
 Ratio of Expenses to
  Average Net Assets..    1.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.85)%
 Portfolio Turnover
  Rate................    50.8%

                          2005     2004/(B)/
                          ----     ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.34    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.81      0.35
                          ----      ----
 Total From Investment
            Operations    1.78      0.34
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)       --
  ----                   -----
   Total Dividends and
         Distributions   (0.04)       --
  ----                   -----
Net Asset Value, End
 of Period............  $12.08    $10.34
                        ======    ======
Total Return..........   17.25%     3.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $123       $11
 Ratio of Expenses to
  Average Net Assets..    1.26%     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.28)%   (0.26)%/(d)/
 Portfolio Turnover
  Rate................    50.8%      4.8%/(d)/

                          2005     2004/(B)/
                          ----     ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.34    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.81      0.36
                          ----      ----
 Total From Investment
            Operations    1.75      0.34
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)       --
  ----                   -----
   Total Dividends and
         Distributions   (0.04)       --
  ----                   -----
Net Asset Value, End
 of Period............  $12.05    $10.34
                        ======    ======
Total Return..........   16.95%     3.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $669       $10
 Ratio of Expenses to
  Average Net Assets..    1.38%     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.56)%   (0.40)%/(d)/
 Portfolio Turnover
  Rate................    50.8%      4.8%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005    2004/(D)/
                          ----    ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.31   $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.56     0.26
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.39)    0.25
                         -----     ----
 Total From Investment
            Operations    0.17     0.51

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.94)      --
   ----                  -----
   Total Dividends and
         Distributions   (0.94)      --
   ----                  -----
Net Asset Value, End
 of Period............  $10.54   $11.31
                        ======   ======
Total Return..........    1.49%    4.72%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10      $10
 Ratio of Expenses to
  Average Net Assets..    1.32%    1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.10%    5.55%/(c)/
 Portfolio Turnover
  Rate................    17.8%    14.0%/(c)/

                          2005    2004/(D)/
                          ----    ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.30   $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.54     0.25
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.40)    0.25
                         -----     ----
 Total From Investment
            Operations    0.14     0.50

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.92)      --
   ----                  -----
   Total Dividends and
         Distributions   (0.92)      --
   ----                  -----
Net Asset Value, End
 of Period............  $10.52   $11.30
                        ======   ======
Total Return..........    1.25%    4.63%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $15      $10
 Ratio of Expenses to
  Average Net Assets..    1.50%    1.50%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.96%    5.36%/(c)/
 Portfolio Turnover
  Rate................    17.8%    14.0%/(c)/

                          2005
                          ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.39)
                         -----
 Total From Investment
            Operations    0.13

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.91)
                         -----
   Total Dividends and
         Distributions   (0.91)
                         -----
Net Asset Value, End
 of Period............  $10.56
                        ======
Total Return..........    1.14%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.63%
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.78%
 Portfolio Turnover
  Rate................    17.8%
                          2005    2004/(D)/
                          ----    ----
PREFERRED SECURITIES FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $11.32   $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.59     0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.38)    0.25
                         -----     ----
 Total From Investment
            Operations    0.21     0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.97)      --
   ----                  -----
   Total Dividends and
         Distributions   (0.97)      --
   ----                  -----
Net Asset Value, End
 of Period............  $10.56   $11.32
                        ======   ======
Total Return..........    1.84%    4.81%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10      $11
 Ratio of Expenses to
  Average Net Assets..    1.01%    1.01%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.43%    5.86%/(c)/
 Portfolio Turnover
  Rate................    17.8%    14.0%/(c)/

                          2005    2004/(D)/
                          ----    ----
PREFERRED SECURITIES FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.32   $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.58     0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.39)    0.25
                         -----     ----
 Total From Investment
            Operations    0.19     0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.96)      --
   ----                  -----
   Total Dividends and
         Distributions   (0.96)      --
   ----                  -----
Net Asset Value, End
 of Period............  $10.55   $11.32
                        ======   ======
Total Return..........    1.65%    4.81%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10      $11
 Ratio of Expenses to
  Average Net Assets..    1.13%    1.13%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.28%    5.73%/(c)/
 Portfolio Turnover
  Rate................    17.8%    14.0%/(c)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004     2003     2002     2001/(F)/
                           ----      ----     ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.56    $10.59    $9.36    $9.83    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.28      0.11     0.09    (0.04)     0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.54      0.97     1.24    (0.33)    (0.35)
                           ----      ----     ----    -----     -----
 Total From Investment
            Operations     0.82      1.08     1.33    (0.37)    (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)    (0.11)   (0.10)   (0.10)       --
 Distributions from
  Realized Gains......    (0.10)       --       --       --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.34)    (0.11)   (0.10)   (0.10)       --
 ----                     -----     -----    -----    -----
Net Asset Value, End
 of Period............   $12.04    $11.56   $10.59    $9.36     $9.83
                         ======    ======   ======    =====     =====
Total Return..........     7.23%    10.29%   14.39%   (3.81)%   (1.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,694   $10,270   $3,674   $2,462       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%     0.69%    0.69%    0.69%     0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.32%     1.02%    0.96%    2.22%     2.71%/(e)/
 Portfolio Turnover
  Rate................     10.2%     34.3%    47.8%    17.6%      2.2%/(e)/

                           2005      2004     2003     2002     2001/(F)/
                           ----      ----     ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.55    $10.58    $9.35    $9.82    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.26      0.09     0.04     0.19      0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.53      0.97     1.28    (0.58)    (0.35)
                           ----      ----     ----    -----     -----
 Total From Investment
            Operations     0.79      1.06     1.32    (0.39)    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)    (0.09)   (0.09)   (0.08)       --
 Distributions from
  Realized Gains......    (0.10)       --       --       --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.34)    (0.09)   (0.09)   (0.08)       --
 ----                     -----     -----    -----    -----
Net Asset Value, End
 of Period............   $12.00    $11.55   $10.58    $9.35     $9.82
                         ======    ======   ======    =====     =====
Total Return..........     6.95%    10.10%   14.20%   (3.98)%   (1.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,112    $8,554   $1,683      $11       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%     0.87%    0.87%    0.87%     0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.17%     0.80%    0.35%    2.50%     2.52%/(e)/
 Portfolio Turnover
  Rate................     10.2%     34.3%    47.8%    17.6%      2.2%/(e)/

                           2005
                           ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.62
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.55
                           ----
 Total From Investment
            Operations     0.77
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)
 Distributions from
  Realized Gains......    (0.10)
                          -----
   Total Dividends and
         Distributions    (0.34)
                          -----
Net Asset Value, End
 of Period............   $12.05
                         ======
Total Return..........     6.72%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,343
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.82%
 Portfolio Turnover
  Rate................     10.2%
                           2005      2004     2003     2002     2001/(F)/
                           ----      ----     ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.58    $10.61    $9.38    $9.85    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.31      0.14     0.11    (0.03)     0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.54      0.98     1.25    (0.31)    (0.35)
                           ----      ----     ----    -----     -----
 Total From Investment
            Operations     0.85      1.12     1.36    (0.34)    (0.15)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)    (0.15)   (0.13)   (0.13)       --
 Distributions from
  Realized Gains......    (0.10)       --       --       --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.34)    (0.15)   (0.13)   (0.13)       --
 ----                     -----     -----    -----    -----
Net Asset Value, End
 of Period............   $12.09    $11.58   $10.61    $9.38     $9.85
                         ======    ======   ======    =====     =====
Total Return..........     7.51%    10.61%   14.73%   (3.50)%   (1.50)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,733    $5,551   $1,224     $334       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%     0.38%    0.38%    0.38%     0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.69%     1.22%    1.14%    2.93%     3.02%/(e)/
 Portfolio Turnover
  Rate................     10.2%     34.3%    47.8%    17.6%      2.2%/(e)/

                           2005      2004     2003     2002     2001/(F)/
                           ----      ----     ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.57    $10.60    $9.37    $9.84    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.25      0.10     0.12     0.28      0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59      1.00     1.23    (0.63)    (0.35)
                           ----      ----     ----    -----     -----
 Total From Investment
            Operations     0.84      1.10     1.35    (0.35)    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)    (0.13)   (0.12)   (0.12)       --
 Distributions from
  Realized Gains......    (0.10)       --       --       --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.34)    (0.13)   (0.12)   (0.12)       --
 ----                     -----     -----    -----    -----
Net Asset Value, End
 of Period............   $12.07    $11.57   $10.60    $9.37     $9.84
                         ======    ======   ======    =====     =====
Total Return..........     7.41%    10.49%   14.60%   (3.63)%   (1.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,896    $1,501      $11       $9        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%     0.50%    0.50%    0.50%     0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.19%     0.89%    1.18%    2.89%     2.88%/(e)/
 Portfolio Turnover
  Rate................     10.2%     34.3%    47.8%    17.6%      2.2%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004     2003     2002     2001/(F)/
                           ----      ----     ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.46    $10.52    $9.11    $9.69    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.22      0.11     0.07    (0.02)     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.86      0.96     1.42    (0.48)    (0.45)
                           ----      ----     ----    -----     -----
 Total From Investment
            Operations     1.08      1.07     1.49    (0.50)    (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)    (0.13)   (0.08)   (0.08)       --
 Distributions from
  Realized Gains......    (0.09)       --       --       --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.32)    (0.13)   (0.08)   (0.08)       --
 ----                     -----     -----    -----    -----
Net Asset Value, End
 of Period............   $12.22    $11.46   $10.52    $9.11     $9.69
                         ======    ======   ======    =====     =====
Total Return..........     9.55%    10.24%   16.52%   (5.22)%   (3.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $33,721   $12,657   $4,106   $1,917       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%     0.69%    0.69%    0.69%     0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.82%     0.95%    0.75%    1.76%     2.14%/(e)/
 Portfolio Turnover
  Rate................      5.5%     27.0%    41.1%    12.3%      4.0%/(e)/

                           2005      2004     2003     2002     2001/(F)/
                           ----      ----     ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.44    $10.50    $9.10    $9.68    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.21      0.06     0.03     0.01      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.85      0.99     1.44    (0.53)    (0.45)
                           ----      ----     ----    -----     -----
 Total From Investment
            Operations     1.06      1.05     1.47    (0.52)    (0.32)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)    (0.11)   (0.07)   (0.06)       --
 Distributions from
  Realized Gains......    (0.09)       --       --       --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.32)    (0.11)   (0.07)   (0.06)       --
 ----                     -----     -----    -----    -----
Net Asset Value, End
 of Period............   $12.18    $11.44   $10.50    $9.10     $9.68
                         ======    ======   ======    =====     =====
Total Return..........     9.37%    10.06%   16.22%   (5.40)%   (3.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,959   $12,193   $1,986      $69        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%     0.87%    0.87%    0.87%     0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.77%     0.51%    0.29%    1.76%     1.94%/(e)/
 Portfolio Turnover
  Rate................      5.5%     27.0%    41.1%    12.3%      4.0%/(e)/

                           2005
                           ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.92
                           ----
 Total From Investment
            Operations     1.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)
 Distributions from
  Realized Gains......    (0.09)
                          -----
   Total Dividends and
         Distributions    (0.32)
                          -----
Net Asset Value, End
 of Period............   $12.23
                         ======
Total Return..........     9.12%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,799
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.03%
 Portfolio Turnover
  Rate................      5.5%
                           2005      2004     2003     2002     2001/(F)/
                           ----      ----     ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.47    $10.53    $9.13    $9.71    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.26      0.16     0.09    (0.02)     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.87      0.94     1.42    (0.45)    (0.45)
                           ----      ----     ----    -----     -----
 Total From Investment
            Operations     1.13      1.10     1.51    (0.47)    (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)    (0.16)   (0.11)   (0.11)       --
 Distributions from
  Realized Gains......    (0.09)       --       --       --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.33)    (0.16)   (0.11)   (0.11)       --
 ----                     -----     -----    -----    -----
Net Asset Value, End
 of Period............   $12.27    $11.47   $10.53    $9.13     $9.71
                         ======    ======   ======    =====     =====
Total Return..........     9.92%    10.58%   16.73%   (4.91)%   (2.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $37,539    $8,498   $2,804     $721       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%     0.38%    0.38%    0.38%     0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.15%     1.41%    0.97%    2.27%     2.44%/(e)/
 Portfolio Turnover
  Rate................      5.5%     27.0%    41.1%    12.3%      4.0%/(e)/

                           2005      2004     2003     2002     2001/(F)/
                           ----      ----     ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.46    $10.53    $9.12    $9.70    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.19      0.06     0.10     0.24      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.92      1.02     1.41    (0.72)    (0.45)
                           ----      ----     ----    -----     -----
 Total From Investment
            Operations     1.11      1.08     1.51    (0.48)    (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)    (0.15)   (0.10)   (0.10)       --
 Distributions from
  Realized Gains......    (0.09)       --       --       --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.33)    (0.15)   (0.10)   (0.10)       --
 ----                     -----     -----    -----    -----
Net Asset Value, End
 of Period............   $12.24    $11.46   $10.53    $9.12     $9.70
                         ======    ======   ======    =====     =====
Total Return..........     9.75%    10.35%   16.73%   (5.04)%   (3.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,811    $1,529      $11       $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%     0.50%    0.50%    0.50%     0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.48%     0.54%    1.02%    2.50%     2.31%/(e)/
 Portfolio Turnover
  Rate................      5.5%     27.0%    41.1%    12.3%      4.0%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004     2003        2002     2001/(H)/
                           ----      ----     ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.18    $10.22    $8.74       $9.49    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14      0.08     0.04          --      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.03      0.97     1.49       (0.66)    (0.62)
                           ----      ----     ----       -----     -----
 Total From Investment
            Operations     1.17      1.05     1.53       (0.66)    (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)    (0.09)   (0.05)      (0.09)       --
 Distributions from
  Realized Gains......    (0.08)       --       --          --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.29)    (0.09)   (0.05)      (0.09)       --
 ----                     -----     -----    -----       -----
Net Asset Value, End
 of Period............   $12.06    $11.18   $10.22       $8.74     $9.49
                         ======    ======   ======       =====     =====
Total Return..........    10.59%    10.33%   17.61%      (7.09)%   (5.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $27,967    $6,081   $1,781        $646       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%     0.69%    0.69%       0.69%     0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.21%     0.70%    0.43%       1.35%     1.65%/(e)/
 Portfolio Turnover
  Rate................      4.8%     30.7%    52.4%/(f)/  19.9%     60.2%/(e)/

                           2005      2004     2003        2002     2001/(H)/
                           ----      ----     ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.15    $10.19    $8.73       $9.48    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15      0.05    (0.01)       0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.00      0.98     1.51       (0.79)    (0.62)
                           ----      ----     ----       -----     -----
 Total From Investment
            Operations     1.15      1.03     1.50       (0.68)    (0.52)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)    (0.07)   (0.04)      (0.07)       --
 Distributions from
  Realized Gains......    (0.08)       --       --          --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.29)    (0.07)   (0.04)      (0.07)       --
 ----                     -----     -----    -----       -----
Net Asset Value, End
 of Period............   $12.01    $11.15   $10.19       $8.73     $9.48
                         ======    ======   ======       =====     =====
Total Return..........    10.42%    10.16%   17.20%      (7.26)%   (5.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,522   $10,544   $2,905         $12        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%     0.87%    0.87%       0.87%     0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.29%     0.45%   (0.07)%      1.64%     1.45%/(e)/
 Portfolio Turnover
  Rate................      4.8%     30.7%    52.4%/(f)/  19.9%     60.2%/(e)/

                           2005
                           ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.08
                           ----
 Total From Investment
            Operations     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)
 Distributions from
  Realized Gains......    (0.08)
                          -----
   Total Dividends and
         Distributions    (0.28)
                          -----
Net Asset Value, End
 of Period............   $12.03
                         ======
Total Return..........    10.19%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,366
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.37%
 Portfolio Turnover
  Rate................      4.8%
                           2005      2004     2003        2002     2001/(H)/
                           ----      ----     ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.18    $10.21    $8.75       $9.51    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20      0.13     0.06        0.02      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.01      0.96     1.48       (0.66)    (0.62)
                           ----      ----     ----       -----     -----
 Total From Investment
            Operations     1.21      1.09     1.54       (0.64)    (0.49)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)    (0.12)   (0.08)      (0.12)       --
 Distributions from
  Realized Gains......    (0.08)       --       --          --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.29)    (0.12)   (0.08)      (0.12)       --
 ----                     -----     -----    -----       -----
Net Asset Value, End
 of Period............   $12.10    $11.18   $10.21       $8.75     $9.51
                         ======    ======   ======       =====     =====
Total Return..........    10.98%    10.78%   17.81%      (6.89)%   (4.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,290    $7,855   $4,020        $885       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%     0.38%    0.38%       0.38%     0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.70%     1.19%    0.66%       1.59%     1.95%/(e)/
 Portfolio Turnover
  Rate................      4.8%     30.7%    52.4%/(f)/  19.9%     60.2%/(e)/

                           2005      2004     2003        2002     2001/(H)/
                           ----      ----     ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.38    $10.40    $8.75       $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17      0.03     0.04        0.20      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.05      1.06     1.68       (0.84)    (0.62)
                           ----      ----     ----       -----     -----
 Total From Investment
            Operations     1.22      1.09     1.72       (0.64)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)    (0.11)   (0.07)      (0.11)       --
 Distributions from
  Realized Gains......    (0.08)       --       --          --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.29)    (0.11)   (0.07)      (0.11)       --
 ----                     -----     -----    -----       -----
Net Asset Value, End
 of Period............   $12.31    $11.38   $10.40       $8.75     $9.50
                         ======    ======   ======       =====     =====
Total Return..........    10.86%    10.55%   19.77%/(g)/ (6.91)%   (5.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,705    $7,352      $15          $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%     0.50%    0.50%       0.50%     0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.41%     0.25%    0.21%       2.09%     1.82%/(e)/
 Portfolio Turnover
  Rate................      4.8%     30.7%    52.4%/(f)/  19.9%     60.2%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(g) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005     2004      2003     2002     2001/(D)/
                           ----     ----      ----     ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.13   $10.18     $8.65    $9.54    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15     0.02      0.01     0.04      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.12     1.02      1.56    (0.85)    (0.53)
                           ----     ----      ----    -----     -----
 Total From Investment
            Operations     1.27     1.04      1.57    (0.81)    (0.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)   (0.09)    (0.04)   (0.07)       --
 Distributions from
  Realized Gains......    (0.08)      --        --    (0.01)       --
 ------                   -----                       -----
   Total Dividends and
         Distributions    (0.27)   (0.09)    (0.04)   (0.08)       --
 ----                     -----    -----     -----    -----
Net Asset Value, End
 of Period............   $12.13   $11.13    $10.18    $8.65     $9.54
                         ======   ======    ======    =====     =====
Total Return..........    11.46%   10.25%    18.33%   (8.57)%   (4.60)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,824   $8,117      $327      $49        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%    0.69%     0.69%    0.69%     0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.28%    0.17%     0.07%    1.14%     1.02%/(e)/
 Portfolio Turnover
  Rate................      7.1%    40.0%     46.0%    19.6%    316.2%/(e)/

                           2005     2004      2003     2002     2001/(D)/
                           ----     ----      ----     ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.13   $10.18     $8.64    $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11    (0.01)    (0.01)    0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.13     1.03      1.58    (0.85)    (0.52)
                           ----     ----      ----    -----     -----
 Total From Investment
            Operations     1.24     1.02      1.57    (0.82)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)   (0.07)    (0.03)   (0.06)       --
 Distributions from
  Realized Gains......    (0.08)      --        --    (0.01)       --
 ------                   -----                       -----
   Total Dividends and
         Distributions    (0.26)   (0.07)    (0.03)   (0.07)       --
 ----                     -----    -----     -----    -----
Net Asset Value, End
 of Period............   $12.11   $11.13    $10.18    $8.64     $9.53
                         ======   ======    ======    =====     =====
Total Return..........    11.26%   10.05%    18.25%   (8.74)%   (4.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,022   $4,436      $405      $63        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%    0.87%     0.87%    0.87%     0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.96%   (0.11)%   (0.09)%   0.98%     0.83%/(e)/
 Portfolio Turnover
  Rate................      7.1%    40.0%     46.0%    19.6%    316.2%/(e)/

                           2005
                           ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.20
                           ----
 Total From Investment
            Operations     1.21
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)
 Distributions from
  Realized Gains......    (0.08)
                          -----
   Total Dividends and
         Distributions    (0.26)
                          -----
Net Asset Value, End
 of Period............   $12.13
                         ======
Total Return..........    10.93%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $455
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.05%
 Portfolio Turnover
  Rate................      7.1%

                           2005     2004      2003     2002     2001/(D)/
                           ----     ----      ----     ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.15   $10.21     $8.67    $9.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13     0.10      0.04     0.04      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.19     0.96      1.57    (0.81)    (0.53)
                           ----     ----      ----    -----     -----
 Total From Investment
            Operations     1.32     1.06      1.61    (0.77)    (0.44)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)   (0.12)    (0.07)   (0.11)       --
 Distributions from
  Realized Gains......    (0.08)      --        --    (0.01)       --
 ------                   -----                       -----
   Total Dividends and
         Distributions    (0.27)   (0.12)    (0.07)   (0.12)       --
 ----                     -----    -----     -----    -----
Net Asset Value, End
 of Period............   $12.20   $11.15    $10.21    $8.67     $9.56
                         ======   ======    ======    =====     =====
Total Return..........    11.93%   10.46%    18.76%   (8.26)%   (4.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,799   $1,642      $927     $197       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%    0.38%     0.38%    0.38%     0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.09%    0.94%     0.39%    1.16%     1.33%/(e)/
 Portfolio Turnover
  Rate................      7.1%    40.0%     46.0%    19.6%    316.2%/(e)/

                           2005     2004      2003     2002     2001/(D)/
                           ----     ----      ----     ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.13   $10.19     $8.65    $9.55    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07     0.02      0.05     0.16      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.22     1.03      1.55    (0.95)    (0.53)
                           ----     ----      ----    -----     -----
 Total From Investment
            Operations     1.29     1.05      1.60    (0.79)    (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)   (0.11)    (0.06)   (0.10)       --
 Distributions from
  Realized Gains......    (0.08)      --        --    (0.01)       --
 ------                   -----                       -----
   Total Dividends and
         Distributions    (0.27)   (0.11)    (0.06)   (0.11)       --
 ----                     -----    -----     -----    -----
Net Asset Value, End
 of Period............   $12.15   $11.13    $10.19    $8.65     $9.55
                         ======   ======    ======    =====     =====
Total Return..........    11.67%   10.35%    18.66%   (8.49)%   (4.50)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,549     $256       $10       $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%    0.50%     0.50%    0.50%     0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.53%    0.15%     0.56%    1.67%     1.20%/(e)/
 Portfolio Turnover
  Rate................      7.1%    40.0%     46.0%    19.6%    316.2%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------





/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(e) /Computed on an annualized basis.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005      2004     2003      2002     2001/(F)/
                          ----      ----     ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.64     $9.71    $8.13     $9.20    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08      0.01    (0.01)     0.10      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.22      0.97     1.61     (1.09)    (0.83)
                          ----      ----     ----     -----     -----
 Total From Investment
            Operations    1.30      0.98     1.60     (0.99)    (0.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)    (0.05)   (0.02)    (0.08)       --
 Distributions from
  Realized Gains......   (0.07)       --       --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.23)    (0.05)   (0.02)    (0.08)       --
 ----                    -----     -----    -----     -----
Net Asset Value, End
 of Period............  $11.71    $10.64    $9.71     $8.13     $9.20
                        ======    ======    =====     =====     =====
Total Return..........   12.37%    10.17%   19.75%   (10.88)%   (8.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,371    $1,508      $92        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.69%     0.69%    0.69%     0.69%     0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.67%     0.12%   (0.06)%    1.11%     0.51%/(e)/
 Portfolio Turnover
  Rate................     7.5%     44.9%    45.7%     25.4%     59.0%/(e)/

                          2005      2004     2003      2002     2001/(F)/
                          ----      ----     ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.63     $9.70    $8.12     $9.19    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08     (0.06)   (0.04)     0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.20      1.03     1.63     (1.06)    (0.83)
                          ----      ----     ----     -----     -----
 Total From Investment
            Operations    1.28      0.97     1.59     (1.00)    (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)    (0.04)   (0.01)    (0.07)       --
 Distributions from
  Realized Gains......   (0.07)       --       --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.23)    (0.04)   (0.01)    (0.07)       --
 ----                    -----     -----    -----     -----
Net Asset Value, End
 of Period............  $11.68    $10.63    $9.70     $8.12     $9.19
                        ======    ======    =====     =====     =====
Total Return..........   12.18%     9.99%   19.55%   (11.05)%   (8.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,998    $3,539     $113       $15        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.87%     0.87%    0.87%     0.87%     0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.73%    (0.53)%  (0.37)%    0.70%     0.32%/(e)/
 Portfolio Turnover
  Rate................     7.5%     44.9%    45.7%     25.4%     59.0%/(e)/

                          2005
                          ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.68
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.29
                          ----
 Total From Investment
            Operations    1.25
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)
 Distributions from
  Realized Gains......   (0.07)
                         -----
   Total Dividends and
         Distributions   (0.23)
                         -----
Net Asset Value, End
 of Period............  $11.70
                        ======
Total Return..........   11.82%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $173
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.00%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.32)%
 Portfolio Turnover
  Rate................     7.5%

                          2005      2004     2003      2002     2001/(F)/
                          ----      ----     ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.66     $9.73    $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.13      0.09       --      0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.21      0.93     1.64     (1.05)    (0.83)
                          ----      ----     ----     -----     -----
 Total From Investment
            Operations    1.34      1.02     1.64     (0.97)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.17)    (0.09)   (0.05)    (0.11)       --
 Distributions from
  Realized Gains......   (0.07)       --       --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.24)    (0.09)   (0.05)    (0.11)       --
 ----                    -----     -----    -----     -----
Net Asset Value, End
 of Period............  $11.76    $10.66    $9.73     $8.14     $9.22
                        ======    ======    =====     =====     =====
Total Return..........   12.67%    10.49%   20.22%   (10.69)%   (7.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,731      $931     $810       $33        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.38%     0.38%    0.38%     0.38%     0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.14%     0.83%   (0.02)%    1.12%     0.82%/(e)/
 Portfolio Turnover
  Rate................     7.5%     44.9%    45.7%     25.4%     59.0%/(e)/

                          2005      2004     2003      2002     2001/(F)/
                          ----      ----     ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.65     $9.72    $8.13     $9.21    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02      0.01     0.02      0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.31      0.99     1.61     (1.10)    (0.84)
                          ----      ----     ----     -----     -----
 Total From Investment
            Operations    1.33      1.00     1.63     (0.98)    (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.17)    (0.07)   (0.04)    (0.10)       --
 Distributions from
  Realized Gains......   (0.07)       --       --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.24)    (0.07)   (0.04)    (0.10)       --
 ----                    -----     -----    -----     -----
Net Asset Value, End
 of Period............  $11.74    $10.65    $9.72     $8.13     $9.21
                        ======    ======    =====     =====     =====
Total Return..........   12.57%    10.37%   20.10%   (10.81)%   (7.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,675      $112      $10        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.50%     0.50%    0.50%     0.50%     0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.15%     0.09%    0.28%     1.30%     0.69%/(e)/
 Portfolio Turnover
  Rate................     7.5%     44.9%    45.7%     25.4%     59.0%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005     2004     2003     2002     2001/(D)/
                           ----     ----     ----     ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.68   $10.73    $9.68    $9.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.30     0.15     0.12    (0.04)     0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31     0.94     1.02    (0.15)    (0.22)
                           ----     ----     ----    -----     -----
 Total From Investment
            Operations     0.61     1.09     1.14    (0.19)    (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)   (0.14)   (0.08)   (0.12)       --
 Distributions from
  Realized Gains......    (0.13)      --    (0.01)      --        --
 ------                   -----             -----
   Total Dividends and
         Distributions    (0.37)   (0.14)   (0.09)   (0.12)       --
 ----                     -----    -----    -----    -----
Net Asset Value, End
 of Period............   $11.92   $11.68   $10.73    $9.68     $9.99
                         ======   ======   ======    =====     =====
Total Return..........     5.24%   10.24%   11.81%   (1.93)%   (0.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,688   $2,352   $1,068     $767       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%    0.69%    0.69%    0.69%     0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.43%    1.33%    1.04%    2.28%     3.11%/(e)/
 Portfolio Turnover
  Rate................     43.8%    34.1%    43.9%    46.2%    103.3%/(e)/

                           2005     2004     2003     2002     2001/(D)/
                           ----     ----     ----     ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.69   $10.72    $9.67    $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.28     0.09     0.06     0.16      0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30     1.00     1.06    (0.37)    (0.22)
                           ----     ----     ----    -----     -----
 Total From Investment
            Operations     0.58     1.09     1.12    (0.21)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)   (0.12)   (0.06)   (0.10)       --
 Distributions from
  Realized Gains......    (0.13)      --    (0.01)      --        --
 ------                   -----             -----
   Total Dividends and
         Distributions    (0.37)   (0.12)   (0.07)   (0.10)       --
 ----                     -----    -----    -----    -----
Net Asset Value, End
 of Period............   $11.90   $11.69   $10.72    $9.67     $9.98
                         ======   ======   ======    =====     =====
Total Return..........     4.96%   10.23%   11.63%   (2.11)%   (0.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,959   $1,686     $242      $15       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%    0.87%    0.87%    0.87%     0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.30%    0.82%    0.56%    2.55%     2.91%/(e)/
 Portfolio Turnover
  Rate................     43.8%    34.1%    43.9%    46.2%    103.3%/(e)/

                           2005
                           ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.26
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29
                           ----
 Total From Investment
            Operations     0.55
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)
 Distributions from
  Realized Gains......    (0.13)
                          -----
   Total Dividends and
         Distributions    (0.36)
                          -----
Net Asset Value, End
 of Period............   $11.94
                         ======
Total Return..........     4.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $276
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.22%
 Portfolio Turnover
  Rate................     43.8%

                           2005     2004     2003     2002     2001/(D)/
                           ----     ----     ----     ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.72   $10.76    $9.70   $10.01    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.36     0.19     0.12    (0.03)     0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29     0.94     1.06    (0.13)    (0.22)
                           ----     ----     ----    -----     -----
 Total From Investment
            Operations     0.65     1.13     1.18    (0.16)     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)   (0.17)   (0.11)   (0.15)       --
 Distributions from
  Realized Gains......    (0.13)      --    (0.01)      --        --
 ------                   -----             -----
   Total Dividends and
         Distributions    (0.37)   (0.17)   (0.12)   (0.15)       --
 ----                     -----    -----    -----    -----
Net Asset Value, End
 of Period............   $12.00   $11.72   $10.76    $9.70    $10.01
                         ======   ======   ======    =====    ======
Total Return..........     5.60%   10.64%   12.25%   (1.63)%    0.10%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,703   $2,312   $1,170     $148       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%    0.38%    0.38%    0.38%     0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.01%    1.69%    1.07%    3.11%     3.42%/(e)/
 Portfolio Turnover
  Rate................     43.8%    34.1%    43.9%    46.2%    103.3%/(e)/

                           2005     2004     2003     2002     2001/(D)/
                           ----     ----     ----     ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.69   $10.74    $9.69   $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.34     0.13     0.14     0.30      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29     0.98     1.02    (0.47)    (0.22)
                           ----     ----     ----    -----     -----
 Total From Investment
            Operations     0.63     1.11     1.16    (0.17)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)   (0.16)   (0.10)   (0.14)       --
 Distributions from
  Realized Gains......    (0.13)      --    (0.01)      --        --
 ------                   -----             -----
   Total Dividends and
         Distributions    (0.37)   (0.16)   (0.11)   (0.14)       --
 ----                     -----    -----    -----    -----
Net Asset Value, End
 of Period............   $11.95   $11.69   $10.74    $9.69    $10.00
                         ======   ======   ======    =====    ======
Total Return..........     5.43%   10.44%   12.02%   (1.75)%    0.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,861     $479      $11      $10       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%    0.50%    0.50%    0.50%     0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.84%    1.11%    1.27%    3.03%     3.28%/(e)/
 Portfolio Turnover
  Rate................     43.8%    34.1%    43.9%    46.2%    103.3%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------





/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(e) /Computed on an annualized basis.
/(f) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004         2003     2002    2001/(D)/
                           ----         ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $18.30       $14.46       $11.09   $10.41   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.31         0.29         0.43     0.23     0.39
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.16         4.00         3.22     0.79    (0.05)
                           ----         ----         ----     ----    -----
 Total From Investment
            Operations     3.47         4.29         3.65     1.02     0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.49)       (0.31)       (0.28)   (0.34)   (0.09)
 Distributions from
  Realized Gains......    (1.05)       (0.14)          --       --       --
 -----                    -----        -----
   Total Dividends and
         Distributions    (1.54)       (0.45)       (0.28)   (0.34)   (0.09)
                          -----        -----        -----    -----    -----
Net Asset Value, End
 of Period............   $20.23       $18.30       $14.46   $11.09   $10.41
                         ======       ======       ======   ======   ======
Total Return..........    19.77%       30.40%       33.61%    9.94%    3.95%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $32,336      $24,621       $7,552   $3,825   $1,302
 Ratio of Expenses to
  Average Net Assets..     1.42%        1.42%        1.42%    1.42%    1.42%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.42%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.64%        1.83%        3.41%    3.35%    4.33%/(g)/
 Portfolio Turnover
  Rate................     26.7%/(c)/   67.9%        35.4%    46.3%    77.5%/(g)/

                           2005         2004         2003     2002    2001/(D)/
                           ----         ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $18.15       $14.34       $11.00   $10.40   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.28         0.28         0.42     0.48     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.13         3.95         3.18     0.44    (0.04)
                           ----         ----         ----     ----    -----
 Total From Investment
            Operations     3.41         4.23         3.60     0.92     0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.46)       (0.28)       (0.26)   (0.32)   (0.09)
 Distributions from
  Realized Gains......    (1.05)       (0.14)          --       --       --
 -----                    -----        -----
   Total Dividends and
         Distributions    (1.51)       (0.42)       (0.26)   (0.32)   (0.09)
                          -----        -----        -----    -----    -----
Net Asset Value, End
 of Period............   $20.05       $18.15       $14.34   $11.00   $10.40
                         ======       ======       ======   ======   ======
Total Return..........    19.60%       30.21%       33.38%    8.96%    3.85%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,934      $12,660       $4,603   $1,001   $1,339
 Ratio of Expenses to
  Average Net Assets..     1.60%        1.60%        1.60%    1.60%    1.60%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.60%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.46%        1.78%        3.28%    3.17%    4.16%/(g)/
 Portfolio Turnover
  Rate................     26.7%/(c)/   67.9%        35.4%    46.3%    77.5%/(g)/

                           2005
                           ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $18.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.91
                           ----
 Total From Investment
            Operations     3.24
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.44)
 Distributions from
  Realized Gains......    (1.05)
                          -----
   Total Dividends and
         Distributions    (1.49)
                          -----
Net Asset Value, End
 of Period............   $20.39
                         ======
Total Return..........    18.13%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $406
 Ratio of Expenses to
  Average Net Assets..     1.73%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.66%
 Portfolio Turnover
  Rate................     26.7%/(c)/



                           2005         2004         2003     2002    2001/(D)/
                           ----         ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $18.21       $14.39       $11.03   $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.37         0.36         0.46     0.23     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.14         3.96         3.21     0.75    (0.17)
                           ----         ----         ----     ----    -----
 Total From Investment
            Operations     3.51         4.32         3.67     0.98     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.54)       (0.36)       (0.31)   (0.38)   (0.09)
 Distributions from
  Realized Gains......    (1.05)       (0.14)          --       --       --
 -----                    -----        -----
   Total Dividends and
         Distributions    (1.59)       (0.50)       (0.31)   (0.38)   (0.09)
                          -----        -----        -----    -----    -----
Net Asset Value, End
 of Period............   $20.13       $18.21       $14.39   $11.03   $10.43
                         ======       ======       ======   ======   ======
Total Return..........    20.13%       30.82%       34.12%    9.47%    4.15%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $54,932      $30,865      $19,221   $5,375   $1,307
 Ratio of Expenses to
  Average Net Assets..     1.11%        1.10%        1.11%    1.11%    1.11%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.11%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.95%        2.28%        3.69%    3.42%    4.79%/(g)/
 Portfolio Turnover
  Rate................     26.7%/(c)/   67.9%        35.4%    46.3%    77.5%/(g)/

                           2005         2004         2003     2002    2001/(D)/
                           ----         ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $18.21       $14.38       $11.04   $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.35         0.33         0.41     0.60     0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.14         3.98         3.23     0.37    (0.04)
                           ----         ----         ----     ----    -----
 Total From Investment
            Operations     3.49         4.31         3.64     0.97     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.52)       (0.34)       (0.30)   (0.36)   (0.09)
 Distributions from
  Realized Gains......    (1.05)       (0.14)          --       --       --
 -----                    -----        -----
   Total Dividends and
         Distributions    (1.57)       (0.48)       (0.30)   (0.36)   (0.09)
                          -----        -----        -----    -----    -----
Net Asset Value, End
 of Period............   $20.13       $18.21       $14.38   $11.04   $10.43
                         ======       ======       ======   ======   ======
Total Return..........    20.01%       30.75%       33.74%    9.44%    4.15%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,336       $1,395         $264     $850   $1,304
 Ratio of Expenses to
  Average Net Assets..     1.23%        1.23%        1.23%    1.22%    1.23%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.23%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.84%        2.05%        3.53%    3.55%    4.52%/(g)/
 Portfolio Turnover
  Rate................     26.7%/(c)/   67.9%        35.4%    46.3%    77.5%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(e) /Expense ratio without commission rebates.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004     2003     2002    2001/(F)/
                          ----         ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..  $10.28       $10.39   $10.40   $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.29         0.24     0.29     0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)       (0.05)    0.02    (0.15)    0.49
                         -----        -----     ----    -----     ----
 Total From Investment
            Operations    0.06         0.19     0.31     0.38     1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.32)       (0.26)   (0.32)   (0.40)   (0.50)
 Distributions from
  Realized Gains......      --        (0.04)      --    (0.11)      --
 ------                               -----             -----
   Total Dividends and
         Distributions   (0.32)       (0.30)   (0.32)   (0.51)   (0.50)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.02       $10.28   $10.39   $10.40   $10.53
                        ======       ======   ======   ======   ======
Total Return..........    0.58%        1.87%    3.02%    3.91%    9.96%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,950         $959     $809     $446   $2,631
 Ratio of Expenses to
  Average Net Assets..    1.11%        0.97%    0.97%    0.97%    0.97%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............    0.97%          --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.87%        2.29%    2.89%    4.17%    5.28%/(g)/
 Portfolio Turnover
  Rate................   110.8%/(e)/   61.5%    72.3%   105.8%    68.4%/(g)/

                          2005         2004     2003     2002    2001/(F)/
                          ----         ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.20       $10.36   $10.38   $10.51   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.27         0.23     0.28     1.89     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)       (0.10)      --    (1.52)    0.47
                         -----        -----       --    -----     ----
 Total From Investment
            Operations    0.04         0.13     0.28     0.37     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.30)       (0.25)   (0.30)   (0.39)   (0.48)
 Distributions from
  Realized Gains......      --        (0.04)      --    (0.11)      --
 ------                               -----             -----
   Total Dividends and
         Distributions   (0.30)       (0.29)   (0.30)   (0.50)   (0.48)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $9.94       $10.20   $10.36   $10.38   $10.51
                         =====       ======   ======   ======   ======
Total Return..........    0.41%        1.20%    2.75%    3.72%    9.61%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $131          $89     $292      $40   $2,631
 Ratio of Expenses to
  Average Net Assets..    1.29%        1.15%    1.15%    1.15%    1.15%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............    1.15%          --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.67%        2.18%    2.60%    4.07%    5.11%/(g)/
 Portfolio Turnover
  Rate................   110.8%/(e)/   61.5%    72.3%   105.8%    68.4%/(g)/

                          2005
                          ----
SHORT-TERM BOND FUND
--------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.22
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............    0.25
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.22)
                         -----
 Total From Investment
            Operations    0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.29)
                         -----
   Total Dividends and
         Distributions   (0.29)
                         -----
Net Asset Value, End
 of Period............   $9.96
                         =====
Total Return..........    0.28%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.43%
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............    1.28%
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.48%
 Portfolio Turnover
  Rate................   110.8%/(e)/
                          2005         2004     2003     2002    2001/(F)/
                          ----         ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.22       $10.37   $10.39   $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.32         0.28     0.33     0.47     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)       (0.09)      --    (0.06)    0.50
                         -----        -----       --    -----     ----
 Total From Investment
            Operations    0.09         0.19     0.33     0.41     1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.35)       (0.30)   (0.35)   (0.44)   (0.52)
 Distributions from
  Realized Gains......      --        (0.04)      --    (0.11)      --
 ------                               -----             -----
   Total Dividends and
         Distributions   (0.35)       (0.34)   (0.35)   (0.55)   (0.52)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $9.96       $10.22   $10.37   $10.39   $10.53
                         =====       ======   ======   ======   ======
Total Return..........    0.90%        1.80%    3.25%    4.13%   10.21%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,242       $5,387   $3,352   $2,694   $2,633
 Ratio of Expenses to
  Average Net Assets..    0.79%        0.66%    0.66%    0.66%    0.66%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............    0.66%          --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.13%        2.67%    3.19%    4.41%    5.76%/(g)/
 Portfolio Turnover
  Rate................   110.8%/(e)/   61.5%    72.3%   105.8%    68.4%/(g)/

                          2005         2004     2003     2002    2001/(F)/
                          ----         ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.14       $10.29   $10.31   $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.32         0.26     0.32     6.39     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)       (0.09)      --    (6.07)    0.49
                         -----        -----       --    -----     ----
 Total From Investment
            Operations    0.09         0.17     0.32     0.32     1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.34)       (0.28)   (0.34)   (0.43)   (0.51)
 Distributions from
  Realized Gains......      --        (0.04)      --    (0.11)      --
 ------                               -----             -----
   Total Dividends and
         Distributions   (0.34)       (0.32)   (0.34)   (0.54)   (0.51)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $9.89       $10.14   $10.29   $10.31   $10.53
                         =====       ======   ======   ======   ======
Total Return..........    0.89%        1.69%    3.15%    3.20%   10.11%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $745          $11      $11      $11   $2,632
 Ratio of Expenses to
  Average Net Assets..    0.94%        0.78%    0.78%    0.77%    0.78%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............    0.78%          --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.22%        2.54%    3.08%    4.37%    5.47%/(g)/
 Portfolio Turnover
  Rate................   110.8%/(e)/   61.5%    72.3%   105.8%    68.4%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective September 30, 2005, High Quality Short-Term Bond Fund changed its name to Short-Term Bond Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(d) /Calculated based on average shares outstanding during the period.
/(e) /Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(g) /Computed on an annualized basis.
/(h) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004        2003        2002       2001/(D)/
                          ----         ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $14.36       $13.26       $9.70      $10.54      $10.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)       (0.01)      (0.01)      (0.01)       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.38         1.14        3.57       (0.81)      (0.01)
                          ----         ----        ----       -----       -----
 Total From Investment
            Operations    2.34         1.13        3.56       (0.82)         --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --           --          --          --       (0.01)
 Distributions from
  Realized Gains......   (0.85)       (0.03)         --       (0.02)         --
 -----                   -----        -----                   -----
   Total Dividends and
         Distributions   (0.85)       (0.03)         --       (0.02)      (0.01)
  ----                   -----        -----                   -----       -----
Net Asset Value, End
 of Period............  $15.85       $14.36      $13.26       $9.70      $10.54
                        ======       ======      ======       =====      ======
Total Return..........   16.71%        8.53%      36.70%      (7.79)%      0.69%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $682       $2,563      $1,777        $906      $1,320
 Ratio of Expenses to
  Average Net Assets..    1.32%        1.32%       1.32%       1.31%       1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.32%/(e)/  1.32%/(e)/  1.32%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.27)%      (0.09)%     (0.09)%     (0.08)%      0.14%/(g)/
 Portfolio Turnover
  Rate................   137.4%/(c)/   98.5%      113.2%      108.8%      123.5%/(g)/

                          2005         2004        2003        2002       2001/(D)/
                          ----         ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $14.29       $13.23       $9.69      $10.53      $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)       (0.04)      (0.03)      (0.85)         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.36         1.13        3.57        0.03       (0.02)
                          ----         ----        ----        ----       -----
 Total From Investment
            Operations    2.30         1.09        3.54       (0.82)      (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --           --          --          --       (0.01)
 Distributions from
  Realized Gains......   (0.85)       (0.03)         --       (0.02)         --
 -----                   -----        -----                   -----
   Total Dividends and
         Distributions   (0.85)       (0.03)         --       (0.02)      (0.01)
  ----                   -----        -----                   -----       -----
Net Asset Value, End
 of Period............  $15.74       $14.29      $13.23       $9.69      $10.53
                        ======       ======      ======       =====      ======
Total Return..........   16.50%        8.24%      36.53%      (7.83)%      0.50%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,057       $1,568        $254         $49      $1,338
 Ratio of Expenses to
  Average Net Assets..    1.50%        1.50%       1.50%       1.49%       1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.50%/(e)/  1.50%/(e)/  1.50%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.42)%      (0.31)%     (0.29)%     (0.30)%     (0.04)%/(g)/
 Portfolio Turnover
  Rate................   137.4%/(c)/   98.5%      113.2%      108.8%      123.5%/(g)/

                          2005
                          ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $14.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.31
                          ----
 Total From Investment
            Operations    2.23
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.85)
                         -----
   Total Dividends and
         Distributions   (0.85)
                         -----
Net Asset Value, End
 of Period............  $15.82
                        ======
Total Return..........   15.84%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets..    1.63%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.55)%
 Portfolio Turnover
  Rate................   137.4%/(c)/





                          2005         2004        2003        2002       2001/(D)/
                          ----         ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $14.51       $13.36       $9.74      $10.58      $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01         0.03        0.01        0.16        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.41         1.15        3.61       (0.94)      (0.02)
                          ----         ----        ----       -----       -----
 Total From Investment
            Operations    2.42         1.18        3.62       (0.78)       0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --           --          --       (0.03)      (0.01)
 Distributions from
  Realized Gains......   (0.85)       (0.03)         --       (0.02)         --
 Excess Distributions
  from Capital Gains..      --           --          --       (0.01)         --
 ------                                                       -----
   Total Dividends and
         Distributions   (0.85)       (0.03)         --       (0.06)      (0.01)
  ----                   -----        -----                   -----       -----
Net Asset Value, End
 of Period............  $16.08       $14.51      $13.36       $9.74      $10.58
                        ======       ======      ======       =====      ======
Total Return..........   17.11%        8.84%      37.17%      (7.48)%      0.98%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,773       $5,456      $5,163        $202      $1,322
 Ratio of Expenses to
  Average Net Assets..    1.01%        1.01%       1.01%       1.00%       1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.01%/(e)/  1.01%/(e)/  1.01%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.07%        0.22%       0.06%       0.19%       0.31%/(g)/
 Portfolio Turnover
  Rate................   137.4%/(c)/   98.5%      113.2%      108.8%      123.5%/(g)/

                          2005         2004        2003        2002       2001/(D)/
                          ----         ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $14.40       $13.28       $9.69      $10.57      $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)        0.01        0.01        0.79        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.39         1.14        3.58       (1.63)      (0.01)
                          ----         ----        ----       -----       -----
 Total From Investment
            Operations    2.38         1.15        3.59       (0.84)       0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --           --          --       (0.02)      (0.01)
 Distributions from
  Realized Gains......   (0.85)       (0.03)         --       (0.02)         --
 -----                   -----        -----                   -----
   Total Dividends and
         Distributions   (0.85)       (0.03)         --       (0.04)      (0.01)
  ----                   -----        -----                   -----       -----
Net Asset Value, End
 of Period............  $15.93       $14.40      $13.28       $9.69      $10.57
                        ======       ======      ======       =====      ======
Total Return..........   16.96%        8.66%      37.05%      (7.98)%      0.88%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $28          $16         $14         $10      $1,322
 Ratio of Expenses to
  Average Net Assets..    1.13%        1.13%       1.13%       1.12%       1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.13%/(e)/  1.13%/(e)/  1.12%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.05)%       0.10%       0.10%       0.07%       0.33%/(g)/
 Portfolio Turnover
  Rate................   137.4%/(c)/   98.5%      113.2%      108.8%      123.5%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(e) /Expense ratio without commission rebates.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005     2004         2003      2002        2001/(D)/
                         ----     ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $7.89    $7.62        $5.03     $7.56        $9.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.06)   (0.06)       (0.04)    (0.06)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.86     0.33         2.63     (2.11)       (1.82)
                         ----     ----         ----     -----        -----
 Total From Investment
            Operations   0.80     0.27         2.59     (2.17)       (1.88)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......  (0.40)      --           --     (0.36)          --
 ----                   -----                           -----
   Total Dividends and
         Distributions  (0.40)      --           --     (0.36)          --
 ----                   -----                           -----
Net Asset Value, End
 of Period............  $8.29    $7.89        $7.62     $5.03        $7.56
                        =====    =====        =====     =====        =====
Total Return..........  10.15%    3.54%       51.49%   (30.69)%     (19.06)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $19      $12         $954      $630         $947
 Ratio of Expenses to
  Average Net Assets..   1.32%    1.27%        1.32%     1.32%        1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --     1.32%/(c)/     --      1.32%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.69)%  (0.80)%      (0.67)%   (0.93)%      (1.02)%/(f)/
 Portfolio Turnover
  Rate................  181.7%   194.9%       270.1%    255.3%       178.3%/(f)/

                         2005     2004         2003      2002        2001/(D)/
                         ----     ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $7.85    $7.60        $5.03     $7.56        $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.07)   (0.08)       (0.05)    (0.08)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.85     0.33         2.62     (2.09)       (1.81)
                         ----     ----         ----     -----        -----
 Total From Investment
            Operations   0.78     0.25         2.57     (2.17)       (1.89)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......  (0.40)      --           --     (0.36)          --
 ----                   -----                           -----
   Total Dividends and
         Distributions  (0.40)      --           --     (0.36)          --
 ----                   -----                           -----
Net Asset Value, End
 of Period............  $8.23    $7.85        $7.60     $5.03        $7.56
                        =====    =====        =====     =====        =====
Total Return..........   9.94%    3.29%       51.09%   (30.69)%     (19.14)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $83      $82         $985      $646         $963
 Ratio of Expenses to
  Average Net Assets..   1.50%    1.45%        1.50%     1.49%        1.50%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --     1.50%/(c)/     --      1.50%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.88)%  (0.97)%      (0.85)%   (1.11)%      (1.19)%/(f)/
 Portfolio Turnover
  Rate................  181.7%   194.9%       270.1%    255.3%       178.3%/(f)/

                         2005
                         ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.81
                         ----
 Total From Investment
            Operations   0.73
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......  (0.40)
                        -----
   Total Dividends and
         Distributions  (0.40)
                        -----
Net Asset Value, End
 of Period............  $8.15
                        =====
Total Return..........   9.34%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $11
 Ratio of Expenses to
  Average Net Assets..   1.63%
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.00)%
 Portfolio Turnover
  Rate................  181.7%

                         2005     2004         2003      2002        2001/(D)/
                         ----     ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $7.99    $7.69        $5.06     $7.58        $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.03)   (0.04)       (0.02)    (0.04)       (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.87     0.34         2.65     (2.12)       (1.77)
                         ----     ----         ----     -----        -----
 Total From Investment
            Operations   0.84     0.30         2.63     (2.16)       (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......  (0.40)      --           --     (0.36)          --
 ----                   -----                           -----
   Total Dividends and
         Distributions  (0.40)      --           --     (0.36)          --
 ----                   -----                           -----
Net Asset Value, End
 of Period............  $8.43    $7.99        $7.69     $5.06        $7.58
                        =====    =====        =====     =====        =====
Total Return..........  10.54%    3.90%       51.98%   (30.47)%     (19.02)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $284     $179       $1,102      $666         $948
 Ratio of Expenses to
  Average Net Assets..   1.01%    0.97%        1.01%     1.01%        1.01%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --     1.01%/(c)/     --      1.01%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.38)%  (0.47)%      (0.37)%   (0.62)%      (0.77)%/(f)/
 Portfolio Turnover
  Rate................  181.7%   194.9%       270.1%    255.3%       178.3%/(f)/

                         2005     2004         2003      2002        2001/(D)/
                         ----     ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $7.98    $7.67        $5.06     $7.58        $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.04)   (0.05)       (0.03)    (0.05)       (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.87     0.36         2.64     (2.11)       (1.82)
                         ----     ----         ----     -----        -----
 Total From Investment
            Operations   0.83     0.31         2.61     (2.16)       (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......  (0.40)      --           --     (0.36)          --
 ----                   -----                           -----
   Total Dividends and
         Distributions  (0.40)      --           --     (0.36)          --
 ----                   -----                           -----
Net Asset Value, End
 of Period............  $8.41    $7.98        $7.67     $5.06        $7.58
                        =====    =====        =====     =====        =====
Total Return..........  10.42%    4.04%       51.58%   (30.47)%     (19.02)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $12      $11         $959      $633         $948
 Ratio of Expenses to
  Average Net Assets..   1.13%    1.08%        1.13%     1.12%        1.13%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --     1.13%/(c)/     --      1.12%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.50)%  (0.62)%      (0.48)%   (0.74)%      (0.83)%/(f)/
 Portfolio Turnover
  Rate................  181.7%   194.9%       270.1%    255.3%       178.3%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Expense ratio without commission rebates.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred recognized $.01 of net operating loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $ .55 per share, during the initial interim period.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004      2003     2002     2001/(B)/
                           ----      ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.94    $12.91     $9.75   $10.36    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05      0.05      0.02     0.02      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.07      1.98      3.14    (0.49)    (0.11)
                           ----      ----      ----    -----     -----
 Total From Investment
            Operations     2.12      2.03      3.16    (0.47)    (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       --        --       --     (0.01)
 Distributions from
  Realized Gains......    (0.36)       --        --    (0.14)       --
 ----                     -----                        -----
   Total Dividends and
         Distributions    (0.41)       --        --    (0.14)    (0.01)
 ----                     -----                        -----
Net Asset Value, End
 of Period............   $16.65    $14.94    $12.91    $9.75    $10.36
                         ======    ======    ======    =====    ======
Total Return..........    14.32%    15.75%    32.41%   (4.75)%   (0.93)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $24,278   $11,912    $3,540     $676    $1,296
 Ratio of Expenses to
  Average Net Assets..     0.72%     0.72%     0.72%    0.72%     0.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.29%     0.38%     0.18%    0.09%     0.09%/(d)/
 Portfolio Turnover
  Rate................     43.2%     54.5%     44.6%    61.0%     62.0%/(d)/

                           2005      2004      2003     2002     2001/(B)/
                           ----      ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $14.86    $12.87     $9.71   $10.34    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02      0.03        --    (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.06      1.96      3.16    (0.48)    (0.12)
                           ----      ----      ----    -----     -----
 Total From Investment
            Operations     2.08      1.99      3.16    (0.49)    (0.12)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       --        --       --     (0.01)
 Distributions from
  Realized Gains......    (0.36)       --        --    (0.14)       --
 -----                    -----                        -----
   Total Dividends and
         Distributions    (0.41)       --        --    (0.14)    (0.01)
  ----                    -----                        -----     -----
Net Asset Value, End
 of Period............   $16.53    $14.86    $12.87    $9.71    $10.34
                         ======    ======    ======    =====    ======
Total Return..........    14.11%    15.48%    32.54%   (4.96)%   (1.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,875   $11,254    $3,176   $1,344    $1,294
 Ratio of Expenses to
  Average Net Assets..     0.90%     0.90%     0.90%    0.90%     0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.10%     0.21%     0.01%   (0.09)%   (0.09)%/(d)/
 Portfolio Turnover
  Rate................     43.2%     54.5%     44.6%    61.0%     62.0%/(d)/

                           2005
                           ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.81
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.97
                           ----
 Total From Investment
            Operations     1.97
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)
 Distributions from
  Realized Gains......    (0.36)
                          -----
   Total Dividends and
         Distributions    (0.41)
                          -----
Net Asset Value, End
 of Period............   $16.37
                         ======
Total Return..........    13.40%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $122
 Ratio of Expenses to
  Average Net Assets..     1.03%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.01%
 Portfolio Turnover
  Rate................     43.2%

                           2005      2004      2003     2002     2001/(B)/
                           ----      ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $15.01    $12.95     $9.77   $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10      0.09      0.05     0.02      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.08      1.98      3.15    (0.45)    (0.14)
                           ----      ----      ----    -----     -----
 Total From Investment
            Operations     2.18      2.07      3.20    (0.43)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.01)    (0.02)   (0.03)    (0.01)
 Distributions from
  Realized Gains......    (0.36)       --        --    (0.14)       --
 -----                    -----                        -----
   Total Dividends and
         Distributions    (0.41)    (0.01)    (0.02)   (0.17)    (0.01)
                          -----     -----     -----    -----     -----
Net Asset Value, End
 of Period............   $16.78    $15.01    $12.95    $9.77    $10.37
                         ======    ======    ======    =====    ======
Total Return..........    14.69%    16.03%    32.80%   (4.35)%   (0.83)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $50,828   $26,093   $15,535   $6,850    $1,302
 Ratio of Expenses to
  Average Net Assets..     0.41%     0.41%     0.41%    0.41%     0.41%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.59%     0.63%     0.51%    0.42%     0.35%/(d)/
 Portfolio Turnover
  Rate................     43.2%     54.5%     44.6%    61.0%     62.0%/(d)/

                           2005      2004      2003     2002     2001/(B)/
                           ----      ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $15.00    $12.94     $9.76   $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08      0.08      0.05     0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.08      1.98      3.14    (0.51)    (0.11)
                           ----      ----      ----    -----     -----
 Total From Investment
            Operations     2.16      2.06      3.19    (0.45)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       --     (0.01)   (0.02)    (0.01)
 Distributions from
  Realized Gains......    (0.36)       --        --    (0.14)       --
 -----                    -----                        -----
   Total Dividends and
         Distributions    (0.41)       --     (0.01)   (0.16)    (0.01)
  ----                    -----               -----    -----     -----
Net Asset Value, End
 of Period............   $16.75    $15.00    $12.94    $9.76    $10.37
                         ======    ======    ======    =====    ======
Total Return..........    14.55%    15.94%    32.67%   (4.56)%   (0.83)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,214    $2,807    $1,034     $570    $1,298
 Ratio of Expenses to
  Average Net Assets..     0.53%     0.53%     0.53%    0.52%     0.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.48%     0.55%     0.36%    0.28%     0.28%/(d)/
 Portfolio Turnover
  Rate................     43.2%     54.5%     44.6%    61.0%     62.0%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from November 30, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004        2003        2002       2001/(D)/
                           ----      ----        ----        ----       ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $16.22    $14.78      $10.56      $10.62      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01     (0.05)         --        0.05        0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.64      1.96        4.22        0.40        0.37
                           ----      ----        ----        ----        ----
 Total From Investment
            Operations     2.65      1.91        4.22        0.45        0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --          --       (0.04)      (0.03)
 Distributions from
  Realized Gains......    (1.40)    (0.47)         --       (0.47)         --
 -----                    -----     -----                   -----
   Total Dividends and
         Distributions    (1.40)    (0.47)         --       (0.51)      (0.03)
  ----                    -----     -----                   -----       -----
Net Asset Value, End
 of Period............   $17.47    $16.22      $14.78      $10.56      $10.62
                         ======    ======      ======      ======      ======
Total Return..........    16.98%    13.20%      40.02%       3.98%       4.89%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,033    $4,111        $891      $1,145      $1,328
 Ratio of Expenses to
  Average Net Assets..     1.32%     1.32%       1.32%       1.31%       1.32%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.32%/(c)/  1.32%/(c)/  1.32%/(c)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.05%    (0.31)%      0.04%       0.36%       0.64%/(e)/
 Portfolio Turnover
  Rate................    133.7%    163.5%      221.7%      134.3%       89.1%/(e)/

                           2005      2004        2003        2002       2001/(D)/
                           ----      ----        ----        ----       ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $16.14    $14.74      $10.55      $10.60      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)    (0.07)      (0.01)       0.04        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.63      1.94        4.20        0.40        0.36
                           ----      ----        ----        ----        ----
 Total From Investment
            Operations     2.61      1.87        4.19        0.44        0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --          --       (0.02)      (0.03)
 Distributions from
  Realized Gains......    (1.40)    (0.47)         --       (0.47)         --
 -----                    -----     -----                   -----
   Total Dividends and
         Distributions    (1.40)    (0.47)         --       (0.49)      (0.03)
  ----                    -----     -----                   -----       -----
Net Asset Value, End
 of Period............   $17.35    $16.14      $14.74      $10.55      $10.60
                         ======    ======      ======      ======      ======
Total Return..........    16.81%    12.96%      39.72%       3.90%       4.69%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,266    $1,949        $650        $891      $1,326
 Ratio of Expenses to
  Average Net Assets..     1.50%     1.50%       1.50%       1.49%       1.50%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.50%/(c)/  1.50%/(c)/  1.50%/(c)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.13)%   (0.47)%     (0.14)%      0.19%       0.47%/(e)/
 Portfolio Turnover
  Rate................    133.7%    163.5%      221.7%      134.3%       89.1%/(e)/

                           2005
                           ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $16.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.54
                           ----
 Total From Investment
            Operations     2.50
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (1.40)
                          -----
   Total Dividends and
         Distributions    (1.40)
                          -----
Net Asset Value, End
 of Period............   $17.39
                         ======
Total Return..........    15.97%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12
 Ratio of Expenses to
  Average Net Assets..     1.63%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.27)%
 Portfolio Turnover
  Rate................    133.7%



                           2005      2004        2003        2002       2001/(D)/
                           ----      ----        ----        ----       ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $16.31    $14.82      $10.58      $10.64      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06        --        0.04        0.11        0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.66      1.96        4.24        0.37        0.31
                           ----      ----        ----        ----        ----
 Total From Investment
            Operations     2.72      1.96        4.28        0.48        0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --       (0.04)      (0.07)      (0.03)
 Distributions from
  Realized Gains......    (1.40)    (0.47)         --       (0.47)         --
 -----                    -----     -----                   -----
   Total Dividends and
         Distributions    (1.40)    (0.47)      (0.04)      (0.54)      (0.03)
                          -----     -----       -----       -----       -----
Net Asset Value, End
 of Period............   $17.63    $16.31      $14.82      $10.58      $10.64
                         ======    ======      ======      ======      ======
Total Return..........    17.35%    13.51%      40.56%       4.29%       5.09%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,672    $5,755      $1,139      $1,056      $1,330
 Ratio of Expenses to
  Average Net Assets..     1.01%     1.01%       1.01%       1.00%       1.01%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.01%/(c)/  1.01%/(c)/  1.01%/(c)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.37%     0.01%       0.34%       0.67%       1.18%/(e)/
 Portfolio Turnover
  Rate................    133.7%    163.5%      221.7%      134.3%       89.1%/(e)/

                           2005      2004        2003        2002       2001/(D)/
                           ----      ----        ----        ----       ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $16.27    $14.80      $10.57      $10.63      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04     (0.02)       0.02        0.10        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.65      1.96        4.24        0.37        0.37
                           ----      ----        ----        ----        ----
 Total From Investment
            Operations     2.69      1.94        4.26        0.47        0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --       (0.03)      (0.06)      (0.03)
 Distributions from
  Realized Gains......    (1.40)    (0.47)         --       (0.47)         --
 -----                    -----     -----                   -----
   Total Dividends and
         Distributions    (1.40)    (0.47)      (0.03)      (0.53)      (0.03)
                          -----     -----       -----       -----       -----
Net Asset Value, End
 of Period............   $17.56    $16.27      $14.80      $10.57      $10.63
                         ======    ======      ======      ======      ======
Total Return..........    17.20%    13.39%      40.34%       4.17%       4.99%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $583      $326        $187        $876      $1,330
 Ratio of Expenses to
  Average Net Assets..     1.13%     1.13%       1.12%       1.11%       1.13%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --      1.13%/(c)/  1.13%/(c)/  1.12%/(c)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.26%    (0.10)%      0.23%       0.56%       0.83%/(e)/
 Portfolio Turnover
  Rate................    133.7%    163.5%      221.7%      134.3%       89.1%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Expense ratio without commission rebates.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(e) /Computed on an annualized basis.
/(f) /Total return amounts have not been annualized.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                           2005      2004        2003     2002    2001/(E)/
                           ----      ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..   $10.00    $10.00      $10.00   $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.23      0.21        0.27     0.36     0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.03)    (0.11)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........       --      0.11          --       --       --
 -----                               ----
 Total From Investment
            Operations     0.20      0.21        0.27     0.36     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)    (0.21)      (0.27)   (0.36)   (0.15)
                          -----     -----       -----    -----    -----
   Total Dividends and
         Distributions    (0.23)    (0.21)      (0.27)   (0.36)   (0.15)
                          -----     -----       -----    -----    -----
Net Asset Value, End
 of Period............    $9.97    $10.00      $10.00   $10.00   $10.00
                          =====    ======      ======   ======   ======
Total Return..........     1.97%     2.08%/(d)/  2.72%    3.68%    1.51%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,149   $20,513      $1,805   $1,736   $1,674
 Ratio of Expenses to
  Average Net Assets..     0.97%     1.08%       1.17%    1.17%    1.17%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.30%     2.05%       2.57%    3.61%    3.93%/(g)/
 Portfolio Turnover
  Rate................     54.9%    105.5%       20.7%    13.6%    31.1%/(g)/

                           2005      2004        2003     2002    2001/(E)/
                           ----      ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.00    $10.00      $10.00   $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.21      0.19        0.25     0.34     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.03)    (0.11)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........       --      0.11          --       --       --
 -----                               ----
 Total From Investment
            Operations     0.18      0.19        0.25     0.34     0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)    (0.19)      (0.25)   (0.34)   (0.14)
                          -----     -----       -----    -----    -----
   Total Dividends and
         Distributions    (0.21)    (0.19)      (0.25)   (0.34)   (0.14)
                          -----     -----       -----    -----    -----
Net Asset Value, End
 of Period............    $9.97    $10.00      $10.00   $10.00   $10.00
                          =====    ======      ======   ======   ======
Total Return..........     1.79%     1.90%/(d)/  2.56%    3.50%    1.44%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,036    $8,760      $2,429   $1,732   $1,673
 Ratio of Expenses to
  Average Net Assets..     1.15%     1.28%       1.35%    1.35%    1.35%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.09%     1.84%       2.37%    3.43%    3.75%/(g)/
 Portfolio Turnover
  Rate................     54.9%    105.5%       20.7%    13.6%    31.1%/(g)/

                           2005
                           ----
ULTRA SHORT BOND FUND
---------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.03)
                          -----
 Total From Investment
            Operations     0.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)
                          -----
   Total Dividends and
         Distributions    (0.19)
                          -----
Net Asset Value, End
 of Period............    $9.97
                          =====
Total Return..........     1.63%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.28%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.91%
 Portfolio Turnover
  Rate................     54.9%

                           2005      2004        2003     2002    2001/(E)/
                           ----      ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.00    $10.00      $10.00   $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.25      0.24        0.30     0.39     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.02)    (0.11)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........       --      0.11          --       --       --
 -----                               ----
 Total From Investment
            Operations     0.23      0.24        0.30     0.39     0.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.26)    (0.24)      (0.30)   (0.39)   (0.16)
                          -----     -----       -----    -----    -----
   Total Dividends and
         Distributions    (0.26)    (0.24)      (0.30)   (0.39)   (0.16)
                          -----     -----       -----    -----    -----
Net Asset Value, End
 of Period............    $9.97    $10.00      $10.00   $10.00   $10.00
                          =====    ======      ======   ======   ======
Total Return..........     2.29%     2.40%/(d)/  3.04%    4.00%    1.63%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,775    $2,335        $523   $1,744   $1,676
 Ratio of Expenses to
  Average Net Assets..     0.66%     0.80%       0.86%    0.86%    0.86%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.52%     2.33%       3.07%    3.92%    4.24%/(g)/
 Portfolio Turnover
  Rate................     54.9%    105.5%       20.7%    13.6%    31.1%/(g)/

                           2005      2004        2003     2002    2001/(E)/
                           ----      ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.00    $10.00      $10.00   $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.19      0.22        0.29     0.38     0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.02     (0.11)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........       --      0.11          --       --       --
 -----                               ----
 Total From Investment
            Operations     0.21      0.22        0.29     0.38     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.25)    (0.22)      (0.29)   (0.38)   (0.15)
                          -----     -----       -----    -----    -----
   Total Dividends and
         Distributions    (0.25)    (0.22)      (0.29)   (0.38)   (0.15)
                          -----     -----       -----    -----    -----
Net Asset Value, End
 of Period............    $9.96    $10.00      $10.00   $10.00   $10.00
                          =====    ======      ======   ======   ======
Total Return..........     2.08%     2.27%/(d)/  2.92%    3.88%    1.54%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10    $1,802      $1,665   $1,740   $1,675
 Ratio of Expenses to
  Average Net Assets..     0.78%     0.92%       0.98%    0.98%    0.98%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.87%     2.23%       2.78%    3.80%    4.12%/(g)/
 Portfolio Turnover
  Rate................     54.9%    105.5%       20.7%    13.6%    31.1%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /On May 27, 2005, the board of Directors of Principal Investors Fund, Inc.
  authorized a reverse stock split to raise teh value of each share from $1.00 to $10.00 per share in conection with the Capital Preservation Fund's change from a money market fund to an ultra short bond fund strategy. The financial highlights have been restated to reflect the reverse stock split.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Advisors Preferred, Advisors Select, Preferred and Select classes of shares would have been 1.06%, .88%, 1.38% and 1.25%, respectively.
/(e) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

 APPENDIX A


PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund. If actual Fund performance is available, sub-advisor composite performance is not displayed.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's Plan Class shares. The date that each class was first offered for sale is shown. Except for the Inflation Protection, Partners Global Equity, Partners LargeCap Value II, Partners MidCap Growth II, Money Market and Ultra Short Funds, for periods prior to the date on which the Advisors Signature Class was first offered, its historical performance is based on the performance of the Fund's oldest class of shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for periods prior to the effective date of the Advisors Signature Class) that is no higher than the historical performance of the applicable Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Life of Fund results for the Bond & Mortgage Securities, Diversified International, Government & High Quality Bond, High Quality Intermediate-Term Bond, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners LargeCap Blend I, Partners MidCap Growth, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds are measured from the date the Advisors Preferred Class shares were first sold. Life of Fund results for the other Funds are measured from the date the Institutional Class shares were first sold.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


260                                              Principal Investors Fund
                                                          1-800-547-7754

Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.


Principal Investors Fund                                              261
www.principal.com

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                                     (THROUGH DECEMBER 31, 2005)

                                                                                                                         LIFE
                                                                        YTD     1 YR     3 YR        5 YR     10 YR    OF FUND
                                                                      ------------------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)                                             6.34     6.34    14.92         N/A      N/A    14.91
  ADVISORS PREFERRED (12/30/02)                                         6.59     6.59    15.14         N/A      N/A    15.13
 ADVISORS SIGNATURE CLASS (11/01/04)                                    6.25     6.25    14.74         N/A      N/A    14.73
 SELECT (12/30/02)                                                      6.86     6.86    15.37         N/A      N/A    15.36
 PREFERRED (12/30/02)                                                   6.97     6.97    15.51         N/A      N/A    15.50
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index                                                          4.91     4.91    14.38        0.54     9.07    14.15
 Morningstar Large Blend Category Average                               5.77     5.77    14.00        0.50     8.12    14.39

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                            10.79    10.79    14.26       -4.39      N/A    -5.63
  ADVISORS PREFERRED (12/06/00)                                                          15.83///(1)/                  -4.83///(1)/
                                                                       11.09    11.09                -3.57      N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                                     15.50///(1)/                  -5.11///(1)/
                                                                       10.79    10.79                -3.85      N/A
 SELECT/ /(12/06/00)                                                                     15.33///(2)/                  -5.00///(2)/
                                                                       11.37    11.37                -3.74      N/A
 PREFERRED/ /(12/06/00)                                                11.54    11.54    14.74       -4.00      N/A    -5.24
Columbus Circle Investors Large Capitalization Composite /(//3//)/     11.77    11.77    16.96       -2.55     9.80
 Russell 1000 Growth Index                                              5.26     5.26    13.23       -3.58     6.73    -3.58
 Morningstar Large Growth Category Average                              6.46     6.46    13.88       -3.36     6.95    -3.07

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)                                             3.92     3.92    13.22       -0.44      N/A    -0.89
  ADVISORS PREFERRED (12/06/00)                                         4.11     4.11    13.40        0.27      N/A    -0.72
 ADVISORS SIGNATURE CLASS (11/01/04)                                    3.68     3.68    13.03       -0.59      N/A    -1.04
 SELECT (12/06/00)                                                      4.41     4.41    13.67       -0.05      N/A    -0.51
 PREFERRED (12/06/00)                                                   4.51     4.51    13.74        0.12      N/A    -0.34
Principal Global Investors S&P 500 Index Composite                                                             8.68
 S&P 500 Index                                                          4.91     4.91    14.38        0.54     9.07     0.54
 Morningstar Large Blend Category Average                               5.77     5.77    14.00        0.50     8.12     0.67

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                             6.05     6.05    14.02        3.39      N/A     3.98
  ADVISORS PREFERRED (12/06/00)                                         6.16     6.16    14.07        3.49      N/A     4.08
 ADVISORS SIGNATURE CLASS (11/01/04)                                    5.91     5.91    13.75        3.19      N/A     3.78
 SELECT/ /(12/06/00)                                                    6.35     6.35    14.21        3.63      N/A     4.24
 PREFERRED (12/06/00)                                                   6.54     6.54    14.50        3.83      N/A     4.44
Principal Global Investors Large Cap Value Composite                                                           9.31
 Russell 1000 Value Index                                               7.05     7.05    17.49        5.28    10.94     5.28
 Morningstar Large Value Category Average                               5.88     5.88    15.58        3.96     8.85     4.05
                                                                      ------------------------------------------------------------

/(//1//)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
                                                                                                      ANNUAL TOTAL RETURNS
                                                                                                    (YEAR ENDED DECEMBER 31)


                                                                              2005     2004     2003         2002      2001
                                                                             --------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)                                                    6.34    12.05    27.39
  ADVISORS PREFERRED (12/30/02)                                                6.59    12.23    27.61
 ADVISORS SIGNATURE CLASS (11/01/04)                                           6.25    11.78    27.20
 SELECT (12/30/02)                                                             6.86    12.41    27.85
 PREFERRED (12/30/02)                                                          6.97    12.58    27.99
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index                                                                 4.91    10.87    28.67       -11.88     -9.11
 Morningstar Large Blend Category Average                                      5.77     9.96    26.72       -13.68     -6.97

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                                   10.79     8.74    23.83       -28.84    -24.75
  ADVISORS PREFERRED (12/06/00)                                                                 28.66///(1)/-28.80    -24.65
                                                                              11.09     8.72
 ADVISORS SIGNATURE CLASS (11/01/04)                                                            28.26///(1)/-29.02    -24.88
                                                                              10.79     8.44
 SELECT/ /(12/06/00)                                                                            26.52///(2)/-28.61    -24.54
                                                                              11.37     8.85
 PREFERRED/ /(12/06/00)                                                       11.54     9.01    24.24       -28.47    -24.54
Columbus Circle Investors Large Capitalization Composite /(//3//)/
 Russell 1000 Growth Index                                                     5.26     6.30    29.76       -27.88    -20.42
 Morningstar Large Growth Category Average                                     6.46     7.64    28.55       -27.73    -23.63

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)                                                    3.92     9.80    27.20       -22.89    -12.58
  ADVISORS PREFERRED (12/06/00)                                                4.11     9.93    27.43       -22.67    -12.52
 ADVISORS SIGNATURE CLASS (11/01/04)                                           3.68     9.65    27.03       -22.91    -12.80
 SELECT (12/06/00)                                                             4.41    10.06    27.82       -22.61    -12.27
 PREFERRED (12/06/00)                                                          4.51    10.28    27.69       -22.18    -12.16
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                 4.91    10.87    28.67       -22.11    -11.88
 Morningstar Large Blend Category Average                                      5.77     9.96    26.72       -22.02    -13.68

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                                    6.05    11.69    25.14       -13.56     -7.80
  ADVISORS PREFERRED (12/06/00)                                                6.16    12.06    24.77       -13.32     -7.73
 ADVISORS SIGNATURE CLASS (11/01/04)                                           5.91    11.72    24.39       -13.59     -8.02
 SELECT/ /(12/06/00)                                                           6.35    12.08    25.00       -13.25     -7.55
 PREFERRED (12/06/00)                                                          6.54    12.14    25.63       -13.14     -7.44
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                      7.05    16.49    30.03       -15.52     -5.59
 Morningstar Large Value Category Average                                      5.88    12.91    28.40       -18.92     -5.37
                                                                             --------------------------------------------------

/(//1//)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                        2000     1999     1998     1997      1996
                                                                      ----------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)
  ADVISORS PREFERRED (12/30/02)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/30/02)
 PREFERRED (12/30/02)
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index                                                          21.04    28.58    33.36    22.96     37.58
 Morningstar Large Blend Category Average                               19.72    21.95    27.43    20.37     31.99

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Columbus Circle Investors Large Capitalization Composite /(//3//)/
 Russell 1000 Growth Index                                             -22.42    33.16    38.71    30.49     23.12
 Morningstar Large Growth Category Average                             -14.09    39.72    33.56    25.00     18.95

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/06/00)
 PREFERRED (12/06/00)
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                          -9.11    21.04    28.58    33.36     22.96
 Morningstar Large Blend Category Average                               -6.97    19.72    21.95    27.43     20.37

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED (12/06/00)
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                7.02     7.35    15.63    35.18     21.64
 Morningstar Large Value Category Average                                5.47     6.63    13.10    27.01     20.79
                                                                      ----------------------------------------------

/(//1//)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                            AVERAGE ANNUAL TOTAL RETURNS
                                                            (THROUGH DECEMBER 31, 2005)

                                                                                        LIFE
                                                      YTD   1 YR  3 YR   5 YR   10 YR  OF FUND       2005
                                                      ------------------------------------------     ------
PARTNERS LARGECAP BLEND FUND
 ADVISORS SELECT (12/06/00)                           4.08  4.08  11.99   1.44   N/A     1.83        4.08
  ADVISORS PREFERRED (12/06/00)                       4.24  4.24  12.16   1.64   N/A     2.00        4.24
 ADVISORS SIGNATURE CLASS (11/01/04)                  3.91  3.91  11.77   1.30   N/A     1.65        3.91
 SELECT/ /(12/06/00)                                  4.41  4.41  12.48   1.86   N/A     2.22        4.41
 PREFERRED (12/06/00)                                 4.54  4.54  12.47   1.90   N/A     2.26        4.54
T. Rowe Price U.S. Structured Research
Strategy/(//1//)//(//2//)/                                        16.05   2.13   N/A
 S&P 500 Index                                        4.91  4.91  14.38   0.54  9.07     0.54        4.91
 Morningstar Large Blend Category Average             5.77  5.77  14.00   0.50  8.12     0.67        5.77

PARTNERS LARGECAP BLEND FUND I
 ADVISORS SELECT (12/06/00)                           5.37  5.37  13.76  -1.93   N/A    -2.27        5.37
  ADVISORS PREFERRED (12/06/00)                       5.65  5.65  14.03  -1.72   N/A    -2.07        5.65
 ADVISORS SIGNATURE CLASS (11/01/04)                  5.24  5.24  13.67  -2.03   N/A    -2.38        5.24
 SELECT/ /(12/06/00)                                  5.73  5.73  14.18  -1.57   N/A    -1.92        5.73
 PREFERRED (12/06/00)                                 5.85  5.85  14.36  -1.43   N/A    -1.78        5.85
Goldman Sachs Large Cap Blend Composite /(//3//)/                         1.90  9.92
Wellington LargeCap Blend Composite/ //(//4//)/                          -1.61  8.55
 S&P 500 Index                                        4.91  4.91  14.38   0.54  9.07     0.54        4.91
 Morningstar Large Blend Category Average             5.77  5.77  14.00   0.50  8.12     0.67        5.77

PARTNERS LARGECAP GROWTH FUND
 ADVISORS SELECT (12/30/02)                           2.59  2.59   8.64    N/A   N/A     8.63        2.59
  ADVISORS PREFERRED (12/30/02)                       2.75  2.75   8.81    N/A   N/A     8.80        2.75
 ADVISORS SIGNATURE CLASS (11/01/04)                  2.47  2.47   8.47    N/A   N/A     8.46        2.47
 SELECT/ /(12/30/02)                                  3.07  3.07   9.07    N/A   N/A     9.06        3.07
 PREFERRED (12/30/02)                                 3.15  3.15   9.19    N/A   N/A     9.18        3.15
GMO Growth Composite/(//5//)/                                     11.76  -3.33  8.22
 Russell 1000 Growth Index                            5.26  5.26  13.23  -3.58  6.73    13.23        5.26
 S&P 500 Index                                        4.91  4.91  14.38   0.54  9.07    14.39        4.91
 Morningstar Large Growth Category Average            6.46  6.46  13.88  -3.36  6.95    14.01        6.46

                                                      ------------------------------------------     ------
                                                                           ANNUAL TOTAL RETURNS
                                                                         (YEAR ENDED DECEMBER 31)


                                                      2004   2003    2002    2001   2000   1999   1998   1997    1996
                                                      -----------------------------------------------------------------
PARTNERS LARGECAP BLEND FUND
 ADVISORS SELECT (12/06/00)                            9.41  23.36  -16.96   -7.90
  ADVISORS PREFERRED (12/06/00)                        9.72  23.36  -16.82   -7.57
 ADVISORS SIGNATURE CLASS (11/01/04)                   9.39  22.84  -17.02   -7.95
 SELECT/ /(12/06/00)                                   9.91  24.00  -16.61   -7.58
 PREFERRED (12/06/00)                                  9.95  23.77  -16.52   -7.47
T. Rowe Price U.S. Structured Research
Strategy/(//1//)//(//2//)/
 S&P 500 Index                                        10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Morningstar Large Blend Category Average              9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43   20.37

PARTNERS LARGECAP BLEND FUND I
 ADVISORS SELECT (12/06/00)                           10.09  26.92  -25.35  -17.44
  ADVISORS PREFERRED (12/06/00)                       10.22  27.31  -25.31  -17.20
 ADVISORS SIGNATURE CLASS (11/01/04)                   9.95  26.92  -25.54  -17.46
 SELECT/ /(12/06/00)                                  10.52  27.38  -25.17  -17.04
 PREFERRED (12/06/00)                                 10.64  27.70  -25.08  -16.94
Goldman Sachs Large Cap Blend Composite /(//3//)/
Wellington LargeCap Blend Composite/ //(//4//)/
 S&P 500 Index                                        10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Morningstar Large Blend Category Average              9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43   20.37

PARTNERS LARGECAP GROWTH FUND
 ADVISORS SELECT (12/30/02)                            1.95  22.60
  ADVISORS PREFERRED (12/30/02)                        2.11  22.80
 ADVISORS SIGNATURE CLASS (11/01/04)                   1.75  22.42
 SELECT/ /(12/30/02)                                   2.35  23.00
 PREFERRED (12/30/02)                                  2.43  23.20
GMO Growth Composite/(//5//)/
 Russell 1000 Growth Index                             6.30  29.76  -20.42  -22.42  33.16  38.71  30.49  23.12   37.19
 S&P 500 Index                                        10.87  28.67  -11.88   -9.11  21.04  28.58  33.36  22.96   37.58
 Morningstar Large Growth Category Average             7.64  28.55  -23.63  -14.09  39.72  33.56  25.00  18.95   32.27

                                                      -----------------------------------------------------------------



/(//1//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//2//) //
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
//
/(//3//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//4//)/ Wellington began sub-advising the Fund on 12/16/02
//
/(//5//)/ GMO began sub-advising the Fund on 03/09/04




                                                          1-800-547-7754

 PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                                                            AVERAGE ANNUAL TOTAL RETURNS
                                                            (THROUGH DECEMBER 31, 2005)

                                                                                        LIFE
                                                      YTD   1 YR  3 YR   5 YR   10 YR  OF FUND       2005
                                                      ------------------------------------------     ------
PARTNERS LARGECAP GROWTH FUND I
 ADVISORS SELECT (12/06/00)                           6.91  6.91  12.61  -2.79    N/A   -3.89        6.91
  ADVISORS PREFERRED (12/06/00)                       7.14  7.14  12.79  -2.29    N/A   -3.41        7.14
 ADVISORS SIGNATURE CLASS (11/01/04)                  6.59  6.59  12.40  -2.90    N/A   -4.01        6.59
 SELECT/ /(12/06/00)                                  7.19  7.19  12.97  -2.43    N/A   -3.54        7.19
 PREFERRED/ /(12/06/00)                               7.39  7.39  13.15  -2.24    N/A   -3.38        7.39
T. Rowe Price Institutional Large Cap Growth
Strategy Composite /(//1//)//(//2//)/                             18.34    N/A    N/A
 Russell 1000 Growth Index                            5.26  5.26  13.23  -3.58   6.73   -3.58        5.26
 Morningstar Large Growth Category Average            6.46  6.46  13.88  -3.36   6.95   -3.07        6.46

PARTNERS LARGECAP GROWTH FUND II
 ADVISORS SELECT (12/06/00)                           3.91  3.91  12.16  -3.29    N/A   -4.39        3.91
  ADVISORS PREFERRED (12/06/00)                       4.14  4.14  12.29  -3.13    N/A   -4.23        4.14
 ADVISORS SIGNATURE CLASS (11/01/04)                  3.80  3.80  12.04  -3.42    N/A   -4.51        3.80
 SELECT (12/06/00)                                    4.23  4.23  12.52  -2.96    N/A   -4.05        4.23
 PREFERRED (12/06/00)                                 4.47  4.47  12.64  -2.87    N/A   -3.96        4.47
American Century Large Cap Growth Equity Composite                               7.26
 Russell 1000 Growth Index                            5.26  5.26  13.23  -3.58   6.73   -3.58        5.26
 Morningstar Large Growth Category Average            6.46  6.46  13.88  -3.36   6.95   -3.07        6.46

PARTNERS LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)                           4.40  4.40  14.13   6.02    N/A    6.93        4.40
  ADVISORS PREFERRED (12/06/00)                       4.67  4.67  14.35   6.68    N/A    7.59        4.67
 ADVISORS SIGNATURE CLASS (11/01/04)                  4.23  4.23  13.95   5.80    N/A    6.70        4.23
 SELECT (12/06/00)                                    4.82  4.82  14.55   6.40    N/A    7.31        4.82
 PREFERRED/ /(12/06/00)                               5.00  5.00  14.70   6.57    N/A    7.46        5.00
 Russell 1000 Value Index                             7.05  7.05  17.49   5.28  10.94    5.28        7.05
 Morningstar Large Value Category Average             5.88  5.88  15.58   3.96   8.85    4.05        5.88

                                                      ------------------------------------------     ------
                                                                            ANNUAL TOTAL RETURNS
                                                                          (YEAR ENDED DECEMBER 31)


                                                      2004   2003    2002    2001    2000   1999   1998   1997    1996
                                                      ------------------------------------------------------------------
PARTNERS LARGECAP GROWTH FUND I
 ADVISORS SELECT (12/06/00)                            8.39  23.22  -28.41  -15.07
  ADVISORS PREFERRED (12/06/00)                        8.64  23.26  -27.10  -14.86
 ADVISORS SIGNATURE CLASS (11/01/04)                   8.37  22.92  -28.40  -15.07
 SELECT/ /(12/06/00)                                   8.88  23.54  -28.06  -14.75
 PREFERRED/ /(12/06/00)                                8.97  23.77  -27.87  -14.54
T. Rowe Price Institutional Large Cap Growth
Strategy Composite /(//1//)//(//2//)/
 Russell 1000 Growth Index                             6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71  30.49   23.12
 Morningstar Large Growth Category Average             7.64  28.55  -27.73  -23.63  -14.09  39.72  33.58  25.00   18.95

PARTNERS LARGECAP GROWTH FUND II
 ADVISORS SELECT (12/06/00)                            8.66  24.96  -26.52  -18.40
  ADVISORS PREFERRED (12/06/00)                        8.76  25.00  -26.33  -18.20
 ADVISORS SIGNATURE CLASS (11/01/04)                   8.43  24.98  -26.61  -18.61
 SELECT (12/06/00)                                     8.99  25.42  -26.17  -18.18
 PREFERRED (12/06/00)                                  8.83  25.71  -26.14  -18.08
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index                             6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71  30.49   23.12
 Morningstar Large Growth Category Average             7.64  28.55  -27.73  -23.63  -14.09  39.72  33.56  25.00   18.95

PARTNERS LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)                           12.60  26.46  -14.14    4.96
  ADVISORS PREFERRED (12/06/00)                       12.71  26.74  -12.10    5.14
 ADVISORS SIGNATURE CLASS (11/01/04)                  12.33  26.37  -14.34    4.61
 SELECT (12/06/00)                                    12.94  26.98  -13.96    5.42
 PREFERRED/ /(12/06/00)                               13.10  27.08  -13.61    5.45
 Russell 1000 Value Index                             16.49  30.03  -15.52   -5.59    7.02   7.35  15.63  35.18   21.64
 Morningstar Large Value Category Average             12.91  28.40  -18.92   -5.37    5.47   6.63  13.10  27.01   20.79

                                                      ------------------------------------------------------------------

/ //(//1//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
///(//2//) //
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS


                             AVERAGE ANNUAL TOTAL RETURNS
                              (THROUGH DECEMBER 31, 2005)

                                                         LIFE
                        YTD   1 YR  3 YR   5 YR  10 YR  OF FUND       2005
                        -----------------------------------------     ------
PARTNERS LARGECAP
VALUE FUND I
 ADVISORS SELECT
 (06/01/04)             9.05  9.05    N/A   N/A    N/A   13.56        9.05
 ADVISORS PREFERRED
 (06/01/04)             9.24  9.24    N/A   N/A    N/A   13.76        9.24
 ADVISORS SIGNATURE
 CLASS/ /(11/01/04)     8.97  8.97    N/A   N/A    N/A   13.43        8.97
 SELECT (06/01/04)      9.44  9.44    N/A   N/A    N/A   13.97        9.44
 PREFERRED (06/01/04)   9.65  9.65    N/A   N/A    N/A   14.18        9.65
UBS U.S. Large Cap
Value Equity Composite              17.71  7.31    N/A
 Russell 1000 Value
 Index                  7.05  7.05  17.49  5.28  10.94   13.87        7.05
 Morningstar Large
 Value Category
 Average                5.88  5.88  15.58  3.96   8.85   11.26        5.88

PARTNERS LARGECAP
VALUE FUND II
 ADVISORS SELECT
 CLASS/ /(12/29/04)     3.32  3.32    N/A   N/A    N/A    3.41        3.32
 ADVISORS PREFERRED
 CLASS/ /(12/29/04)     3.60  3.60    N/A   N/A    N/A    3.68        3.60
 ADVISORS SIGNATURE
 CLASS/ /(12/29/04)     3.19  3.19    N/A   N/A    N/A    3.27        3.19
 SELECT CLASS/
 /(12/29/04)            3.69  3.69    N/A   N/A    N/A    3.78        3.69
 PREFERRED CLASS
 (12/29/04)             4.02  4.02    N/A   N/A    N/A    4.10        4.02
American Century Large
Cap Value Composite                 15.27  7.23    N/A
 Russell 1000 Value
 Index                  7.05  7.05  17.49  5.28  10.94    7.05        7.05
 Morningstar Large
 Value Category
 Average                5.88  5.88  15.58  3.96   8.85    5.80        5.88

                        -----------------------------------------     ------
                                            ANNUAL TOTAL RETURNS
                                          (YEAR ENDED DECEMBER 31)


                        2004   2003    2002   2001   2000  1999  1998   1997    1996
                        --------------------------------------------------------------
PARTNERS LARGECAP
VALUE FUND I
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS/ /(11/01/04)
 SELECT (06/01/04)
 PREFERRED (06/01/04)
UBS U.S. Large Cap
Value Equity Composite
 Russell 1000 Value     16.49  30.03  -15.52  -5.59  7.02  7.35  15.63  35.18   38.35
 Index
 Morningstar Large      12.91  28.40  -18.92  -5.37  5.47  6.63  13.10  27.01   32.28
 Value Category
 Average

PARTNERS LARGECAP
VALUE FUND II
 ADVISORS SELECT
 CLASS/ /(12/29/04)
 ADVISORS PREFERRED
 CLASS/ /(12/29/04)
 ADVISORS SIGNATURE
 CLASS/ /(12/29/04)
 SELECT CLASS/
 /(12/29/04)
 PREFERRED CLASS
 (12/29/04)
American Century Large
Cap Value Composite
 Russell 1000 Value     16.49  30.03  -15.52  -5.59  7.02  7.35  15.63  35.18   38.35
 Index
 Morningstar Large      12.91  28.40  -18.92  -5.37  5.47  6.63  13.10  27.01   32.28
 Value Category
 Average

                        --------------------------------------------------------------





266                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS


                                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                                                  (THROUGH DECEMBER 31, 2005)

                                                                                                                      LIFE
                                                                     YTD     1 YR     3 YR        5 YR     10 YR    OF FUND
                                                                   ------------------------------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT (12/06/00)                                          8.46     8.46    18.40        7.71      N/A     8.48
  ADVISORS PREFERRED (12/06/00)                                      8.58     8.58    18.64        7.92      N/A     8.71
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                               8.28     8.28    18.27        7.58      N/A     8.37
 SELECT/ /(12/06/00)                                                                  19.26///(1)/                  9.11///(1)/
                                                                     8.81     8.81                 8.32      N/A
 PREFERRED/ /(12/06/00)                                              8.94     8.94    18.96        8.23      N/A     9.02
Principal Global Investors Mid Cap Blend Composite                                                         11.60
 Russell Midcap Index                                               12.65    12.65    23.79        8.45    12.49     8.45
 Morningstar Mid-Cap Blend Category Average                          9.21     9.21    20.10        8.14    11.74     8.29

MIDCAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                         12.62    12.62    17.59       -6.43      N/A    -7.05
  ADVISORS PREFERRED (12/06/00)                                     12.69    12.69    17.84       -6.26      N/A    -6.87
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                              12.54    12.54    17.54       -6.52      N/A    -7.13
 SELECT/ /(12/06/00)                                                13.09    13.09    18.05       -6.09      N/A    -6.70
 PREFERRED/ /(12/06/00)                                             13.19    13.19    18.19       -5.98      N/A    -6.59
Columbus Circle Investors Mid Capitalization Composite/(//2//)/     13.30    13.30    21.66        3.02    13.70
 Russell Midcap Growth Index                                        12.10    12.10    22.70        1.38     9.27     1.38
 Morningstar Mid-Cap Growth Category Average                         9.70     9.70    19.13        0.01     8.48     0.27

MIDCAP S&P 400 INDEX FUND
 ADVISORS SELECT (12/06/00)                                         11.37    11.37    19.90        7.39      N/A     7.97
  ADVISORS PREFERRED (12/06/00)                                     11.62    11.62    20.17        7.58      N/A     8.17
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                              11.29    11.29    19.79        7.25      N/A     7.83
 SELECT/ /(12/06/00)                                                11.81    11.81    20.30        7.76      N/A     8.35
 PREFERRED/ /(12/06/00)                                             11.92    11.92    20.47        7.91      N/A     8.48
 S&P MidCap 400 Index                                               12.55    12.55    21.13        8.59    14.35     8.60
 Morningstar Mid-Cap Blend Category Average                          9.21     9.21    20.10        8.14    11.74     8.29

MIDCAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                         12.15    12.15    18.21        9.25      N/A    10.27
  ADVISORS PREFERRED (12/06/00)                                     12.28    12.28    18.39        9.34      N/A    10.36
 ADVISORS SIGNATURE CLASS (11/01/04)                                11.98    11.98    18.02        9.00      N/A    10.02
 SELECT/ /(12/06/00)                                                12.49    12.49    18.59        9.35      N/A    10.38
 PREFERRED/ /(12/06/00)                                             12.70    12.70    18.72        9.56      N/A    10.59
Principal Global Investors Mid Cap Value Composite                                                         10.08
 Russell Midcap Value Index                                         12.65    12.65    24.38       12.21    13.65    12.21
 Morningstar Mid-Cap Value Category Average                          8.41     8.41    20.46        9.36    11.39    10.05
                                                                   ------------------------------------------------------------

/ //(//1//)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
                                                                                                 ANNUAL TOTAL RETURNS
                                                                                               (YEAR ENDED DECEMBER 31)


                                                                           2005     2004     2003         2002      2001
                                                                          --------------------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT (12/06/00)                                                 8.46    16.79    31.03        -9.07     -3.93
  ADVISORS PREFERRED (12/06/00)                                             8.58    17.21    31.21        -8.91     -3.76
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                                      8.28    16.79    30.81        -9.19     -4.06
 SELECT/ /(12/06/00)                                                                         33.02///(1)/ -8.75     -3.67
                                                                            8.81    17.20
 PREFERRED/ /(12/06/00)                                                     8.94    17.40    31.62        -8.63     -3.46
Principal Global Investors Mid Cap Blend Composite                   -
 Russell Midcap Index                                                      12.65    20.22    40.08       -16.19     -5.63
 Morningstar Mid-Cap Blend Category Average                                 9.21    16.00    36.42       -17.08     -4.96

MIDCAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                                12.62     9.65    31.65       -40.85    -25.40
  ADVISORS PREFERRED (12/06/00)                                            12.69     9.96    32.06       -40.79    -25.29
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                                     12.54     9.59    31.65       -40.98    -25.53
 SELECT/ /(12/06/00)                                                       13.09    10.09    32.14       -40.68    -25.16
 PREFERRED/ /(12/06/00)                                                    13.19    10.04    32.54       -40.54    -25.16
Columbus Circle Investors Mid Capitalization Composite/(//2//)/
 Russell Midcap Growth Index                                               12.10    15.48    42.72       -27.40    -20.16
 Morningstar Mid-Cap Growth Category Average                                9.70    12.93    36.09       -27.53    -21.28

MIDCAP S&P 400 INDEX FUND
 ADVISORS SELECT (12/06/00)                                                11.37    15.32    34.19       -15.84     -1.53
  ADVISORS PREFERRED (12/06/00)                                            11.62    15.51    34.58       -15.71     -1.45
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                                     11.29    15.13    34.17       -15.97     -1.75
 SELECT/ /(12/06/00)                                                       11.81    15.71    34.56       -15.53     -1.17
 PREFERRED/ /(12/06/00)                                                    11.92    15.89    34.82       -15.44     -1.06
 S&P MidCap 400 Index                                                      12.55    16.47    35.59       -14.53     -0.60
 Morningstar Mid-Cap Blend Category Average                                 9.21    16.00    36.42       -17.08     -4.96

MIDCAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                                12.15    15.80    27.20        -8.28      2.72
  ADVISORS PREFERRED (12/06/00)                                            12.28    16.05    27.35        -8.49      2.90
 ADVISORS SIGNATURE CLASS (11/01/04)                                       11.98    15.64    26.96        -8.77      2.58
 SELECT/ /(12/06/00)                                                       12.49    16.20    27.60        -9.06      3.09
 PREFERRED/ /(12/06/00)                                                    12.70    16.32    27.65        -8.67      3.30
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index                                                12.65    23.71    38.06        -9.65      2.34
 Morningstar Mid-Cap Value Category Average                                 8.41    17.90    34.38       -12.91      6.40
                                                                          --------------------------------------------------

/ //(//1//)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                     2000     1999     1998     1997      1996
                                                                   ----------------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS/ /(11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                 8.25    18.23    10.10    29.01     19.00
 Morningstar Mid-Cap Blend Category Average                           3.37    18.70     6.77    26.45     20.44

MIDCAP GROWTH FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS/ /(11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Columbus Circle Investors Mid Capitalization Composite/(//2//)/
 Russell Midcap Growth Index                                        -11.74    51.29    17.86    22.54     17.48
 Morningstar Mid-Cap Growth Category Average                         -6.90    63.90    17.51    17.05     16.99

MIDCAP S&P 400 INDEX FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS/ /(11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
 S&P MidCap 400 Index                                                17.51    14.72    19.11    32.25     19.20
 Morningstar Mid-Cap Blend Category Average                           3.37    18.70     6.77    26.45     20.44

MIDCAP VALUE FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index                                          19.18    -0.11     5.09    34.37     20.26
 Morningstar Mid-Cap Value Category Average                          16.82     7.78     3.92    26.04     20.50
                                                                   ----------------------------------------------

/ //(//1//)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.





Principal Investors Fund                                              267
www.principal.com

268                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS


                               AVERAGE ANNUAL TOTAL RETURNS
                               (THROUGH DECEMBER 31, 2005)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005
                        --------------------------------------------     -------
PARTNERS MIDCAP GROWTH
FUND
 ADVISORS SELECT
 (12/06/00)             11.33  11.33  22.39  -2.31   N/A    -3.14        11.33
 ADVISORS PREFERRED
 (12/06/00)             11.43  11.43  22.55  -1.86   N/A    -2.71        11.43
 ADVISORS SIGNATURE
 CLASS (11/01/04)       11.17  11.17  22.15  -2.17   N/A    -3.03        11.17
 SELECT/ /(12/06/00)    11.74  11.74  22.78  -1.94   N/A    -2.79        11.74
 PREFERRED/
 /(12/06/00)            11.88  11.88  23.08  -1.75   N/A    -2.61        11.88
 Russell Midcap Growth
 Index                  12.10  12.10  22.70   1.38  9.27     0.73        12.10
 Morningstar Mid-Cap
 Growth Category
 Average                 9.70   9.70  19.13   0.01  8.48    -0.56         9.70

PARTNERS MIDCAP GROWTH
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)             12.78  12.78    N/A    N/A   N/A    13.85        12.78
 ADVISORS PREFERRED
 (06/01/04)             12.94  12.94    N/A    N/A   N/A    14.08        12.94
 ADVISORS SIGNATURE
 CLASS (11/01/04)       12.65  12.65    N/A    N/A   N/A    11.82        12.65
 SELECT (06/01/04)      13.20  13.20    N/A    N/A   N/A    14.31        13.20
 PREFERRED/
 /(06/01/04)            13.35  13.35    N/A    N/A   N/A    14.54        13.35
Mellon Mid Cap Growth
Composite                             21.60   2.04   N/A
 Russell Midcap Growth
 Index                  12.10  12.10  22.70   1.38  9.27    14.63        12.10
 Morningstar Mid-Cap
 Growth Category
 Average                 9.70   9.70  19.13   0.01  8.48    12.92         9.70

PARTNERS MIDCAP GROWTH
FUND II
 ADVISORS SELECT CLASS
 (12/29/04)             13.34  13.34    N/A    N/A   N/A    13.15        13.34
 ADVISORS PREFERRED
 CLASS (12/29/04)       13.54  13.54    N/A    N/A   N/A    13.35        13.54
 ADVISORS SIGNATURE
 CLASS (12/29/04)       13.24  13.24    N/A    N/A   N/A    13.05        13.24
 SELECT CLASS
 (12/29/04)             13.64  13.64    N/A    N/A   N/A    13.45        13.64
 PREFERRED CLASS
 (12/29/04)             13.84  13.84    N/A    N/A   N/A    13.65        13.84
Fidelity Mid Cap
Growth Composite        13.56  13.56  22.89    N/A   N/A
 Russell Midcap Growth
 Index                  12.10  12.10  22.70   1.38  9.27    12.10        12.10
 Morningstar Mid-Cap
 Growth Category         9.70   9.70  19.13   0.01  8.48     9.72         9.70
 Average
                        --------------------------------------------     -------

                                              ANNUAL TOTAL RETURNS
                                            (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999   1998   1997    1996
                        ------------------------------------------------------------------
PARTNERS MIDCAP GROWTH
FUND
 ADVISORS SELECT        11.33  47.93  -32.58  -28.04
 (12/06/00)
 ADVISORS PREFERRED     11.63  47.97  -31.43  -27.85
 (12/06/00)
 ADVISORS SIGNATURE     11.14  47.52  -31.65  -28.07
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    11.73  48.24  -32.19  -27.75
 PREFERRED/             11.91  48.93  -32.05  -27.75
 /(12/06/00)
 Russell Midcap Growth  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86  22.54   17.48
 Index
 Morningstar Mid-Cap    12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51  17.05   16.99
 Growth Category
 Average

PARTNERS MIDCAP GROWTH
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE     10.97
 CLASS (11/01/04)
 SELECT (06/01/04)
 PREFERRED/
 /(06/01/04)
Mellon Mid Cap Growth
Composite
 Russell Midcap Growth  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86  22.54   17.48
 Index
 Morningstar Mid-Cap    12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51  17.05   16.99
 Growth Category
 Average

PARTNERS MIDCAP GROWTH
FUND II
 ADVISORS SELECT CLASS
 (12/29/04)
 ADVISORS PREFERRED
 CLASS (12/29/04)
 ADVISORS SIGNATURE
 CLASS (12/29/04)
 SELECT CLASS
 (12/29/04)
 PREFERRED CLASS
 (12/29/04)
Fidelity Mid Cap
Growth Composite
 Russell Midcap Growth  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86  22.54   17.48
 Index
 Morningstar Mid-Cap    12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51  17.05   16.99
 Growth Category
 Average                ------------------------------------------------------------------






Principal Investors Fund                                              269
www.principal.com

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS


                               AVERAGE ANNUAL TOTAL RETURNS
                               (THROUGH DECEMBER 31, 2005)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005
                        --------------------------------------------     -------
PARTNERS MIDCAP VALUE
FUND
 ADVISORS SELECT
 (12/06/00)             10.01  10.01  21.77   9.51    N/A   10.73        10.01
 ADVISORS PREFERRED
 (12/06/00)             10.22  10.22  21.99   9.97    N/A   11.19        10.22
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                       9.88   9.88  21.63   9.37    N/A   10.57         9.88
 SELECT (12/06/00)      10.41  10.41  22.22   9.91    N/A   11.13        10.41
 PREFERRED (12/06/00)   10.55  10.55  22.37  10.04    N/A   11.26        10.55
Neuberger Berman
MidCap Value Composite                              13.43
 Russell Midcap Value
 Index                  12.65  12.65  24.38  12.21  13.65   12.21        12.65
 Morningstar Mid-Cap
 Value Category
 Average                 8.41   8.41  20.46   9.36  11.39   10.05         8.41

PARTNERS MIDCAP VALUE
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)             11.69  11.69    N/A    N/A    N/A   19.12        11.69
 ADVISORS PREFERRED
 (06/01/04)             11.85  11.85    N/A    N/A    N/A   19.24        11.85
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                      11.49  11.49    N/A    N/A    N/A   17.74        11.49
 SELECT (06/01/04)      12.06  12.06    N/A    N/A    N/A   19.45        12.06
 PREFERRED (06/01/04)   12.25  12.25    N/A    N/A    N/A   19.65        12.25
Goldman Sachs Mid Cap
Value Composite                       22.07  14.27  14.91
 Russell Midcap Value
 Index                  12.65  12.65  24.38  12.21  13.65   20.68        12.65
 Morningstar Mid-Cap
 Value Category          8.41   8.41  20.46   9.36  11.39   14.75         8.41
 Average
                        --------------------------------------------     -------

                                            ANNUAL TOTAL RETURNS
                                          (YEAR ENDED DECEMBER 31)


                        2004   2003    2002   2001   2000   1999   1998  1997    1996
                        ---------------------------------------------------------------
PARTNERS MIDCAP VALUE
FUND
 ADVISORS SELECT        21.73  34.83  -10.54  -2.52
 (12/06/00)
 ADVISORS PREFERRED     21.88  35.12   -9.19  -2.43
 (12/06/00)
 ADVISORS SIGNATURE     21.51  34.78  -10.70  -2.64
 CLASS (11/01/04
 )
 SELECT (12/06/00)      22.10  35.42  -10.21  -2.15
 PREFERRED (12/06/00)   22.28  35.56  -10.10  -2.04
Neuberger Berman
MidCap Value Composite
 Russell Midcap Value   23.71  38.06   -9.65   2.34  19.18  -0.11  5.09  34.37   20.26
 Index
 Morningstar Mid-Cap    17.90  34.38  -12.91   6.40  16.82   7.78  3.92  26.04   20.50
 Value Category
 Average

PARTNERS MIDCAP VALUE
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE     24.59
 CLASS (11/01/04
 )
 SELECT (06/01/04)
 PREFERRED (06/01/04)
Goldman Sachs Mid Cap
Value Composite
 Russell Midcap Value   23.71  38.06   -9.65   2.34  19.18  -0.11  5.09  34.37   20.26
 Index
 Morningstar Mid-Cap    17.90  34.38  -12.91   6.40  16.82   7.78  3.92  26.04   20.50
 Value Category
 Average                ---------------------------------------------------------------






270                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS


                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH DECEMBER 31, 2005)

                                                                LIFE
                           YTD      1 YR  3 YR   5 YR   10 YR  OF FUND       2005
                        ------------------------------------------------     ------
PARTNERS SMALLCAP
BLEND FUND
 ADVISORS SELECT
 (12/30/02)                3.07     3.07  21.56    N/A    N/A   21.58        3.07
 ADVISORS PREFERRED
 (12/30/02)                3.24     3.24  21.77    N/A    N/A   21.79        3.24
 ADVISORS SIGNATURE
 CLASS (11/01/04)          2.90     2.90  21.39    N/A    N/A   21.40        2.90
 SELECT (12/30/02)         3.48     3.48  22.02    N/A    N/A   22.04        3.48
 PREFERRED (12/30/02)      3.60     3.60  22.16    N/A    N/A   22.18        3.60
Mellon SmallCap Blend                                                    -
Composite                                        11.85    N/A
 S&P SmallCap 600
 Index                     7.67     7.67  22.37  10.76  12.15   22.38        7.67
 Morningstar Small
 Blend Category
 Average                   6.62     6.62  21.72   9.89  11.15   21.82        6.62

PARTNERS SMALLCAP
GROWTH FUND I
 ADVISORS SELECT
 (12/06/00)                4.77     4.77  20.37  -2.51    N/A   -1.70        4.77
 ADVISORS PREFERRED
 (12/06/00)                4.97     4.97  20.58  -2.33    N/A   -1.53        4.97
 ADVISORS SIGNATURE
 CLASS (11/01/04)          4.64     4.64  20.21  -2.66    N/A   -1.87        4.64
 SELECT/ /(12/06/00)       5.05     5.05  20.78  -2.16    N/A   -1.35        5.05
 PREFERRED (12/06/00)      5.23     5.23  20.91  -1.94    N/A   -1.14        5.23
Alliance Capital Small
Cap Growth Composite
/(//1//)/                                 22.16   2.38  10.66
 Russell 2000 Growth
 Index                     4.15     4.15  20.93   2.28   4.69    2.28        4.15
 Morningstar Small
 Growth Category
 Average                   5.74     5.74  19.76   2.17   8.16    2.39        5.74

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS SELECT
 (12/06/00)                6.30     6.30  19.05  -0.16   0.18   -2.68        6.30
 ADVISORS PREFERRED
 (12/06/00)                6.44     6.44  19.38   0.18    N/A   -2.35        6.44
 ADVISORS SIGNATURE
 CLASS (11/01/04)          6.20     6.20  18.94  -0.18  -0.16   -2.71        6.20
 SELECT (12/06/00)         6.77     6.77  19.56   0.31    N/A   -2.23        6.77
 PREFERRED/
 /(12/06/00)               6.83     6.83  19.64   0.46    N/A   -2.09        6.83
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//2//)/                                         4.74  11.46
Emerald Diversified
Small Cap Growth
Composite /(//3//)/                               2.30   8.61
 Russell 2000 Growth
 Index                     4.15     4.15  20.93   2.28   4.69    2.28        4.15
 Morningstar Small
 Growth Category           5.74     5.74  19.76   2.17   8.16    2.39        5.74
 Average
                        ------------------------------------------------     ------

/(//1//)/Alliance Capital began
 sub-advising the Fund 03/29/03
/(//2//)/UBS began
 sub-advising the Fund
 on 04/22/02
/(//3//)/Emerald Advisers Inc. began as
 co-sub-advisor of the Fund on 09/01/04
                                              ANNUAL TOTAL RETURNS
                                            (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999   1998   1997    1996
                        ------------------------------------------------------------------
PARTNERS SMALLCAP
BLEND FUND
 ADVISORS SELECT        21.52  43.42
 (12/30/02)
 ADVISORS PREFERRED     21.71  43.72
 (12/30/02)
 ADVISORS SIGNATURE     21.41  43.16
 CLASS (11/01/04)
 SELECT (12/30/02)      21.99  43.91
 PREFERRED (12/30/02)   22.12  44.11
Mellon SmallCap Blend
Composite
 S&P SmallCap 600       22.64  38.77  -14.63    6.54   11.80  12.40  -1.31  25.58   21.32
 Index
 Morningstar Small      18.86  42.77  -16.17    8.41   12.84  18.18  -3.64  26.12   19.66
 Blend Category
 Average

PARTNERS SMALLCAP
GROWTH FUND I
 ADVISORS SELECT        13.69  46.43  -40.98  -14.43
 (12/06/00)
 ADVISORS PREFERRED     13.88  46.64  -40.82  -14.33
 (12/06/00)
 ADVISORS SIGNATURE     13.64  46.09  -41.04  -14.68
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    14.06  47.05  -40.79  -14.03
 PREFERRED (12/06/00)   14.36  46.88  -40.33  -14.03
Alliance Capital Small
Cap Growth Composite
/(//1//)/
 Russell 2000 Growth    14.31  48.53  -30.25   -9.23  -22.43  43.09   1.23  12.95   11.26
 Index
 Morningstar Small      12.09  45.00  -28.42   -9.02   -5.71  61.45   4.49  18.19   19.99
 Growth Category
 Average

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS SELECT        10.39  43.80  -25.71  -20.88
 (12/06/00)
 ADVISORS PREFERRED     10.62  44.49  -25.14  -20.77
 (12/06/00)
 ADVISORS SIGNATURE     10.14  43.83  -25.29  -21.15
 CLASS (11/01/04)
 SELECT (12/06/00)      10.72  44.59  -25.20  -20.56
 PREFERRED/             10.77  44.71  -24.90  -20.45
 /(12/06/00)
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//2//)/
Emerald Diversified
Small Cap Growth
Composite /(//3//)/
 Russell 2000 Growth    14.31  48.53  -30.25   -9.23  -22.43  43.09   1.23  12.95   11.26
 Index
 Morningstar Small      12.09  45.00  -28.42   -9.02   -5.71  61.45   4.49  18.19   19.99
 Growth Category
 Average                ------------------------------------------------------------------

/(//1//)/Alliance Capita     an
 sub-advising the Fund 03/29/03
/(//2//)/UBS began
 sub-advising the Fund
 on 04/22/02
/(//3//)/Emerald Adviser     .       a
 co-sub-advisor of the Fund on 09/01/04





Principal Investors Fund                                              271
www.principal.com

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS


                               AVERAGE ANNUAL TOTAL RETURNS
                               (THROUGH DECEMBER 31, 2005)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005
                        --------------------------------------------     -------
PARTNERS SMALLCAP
GROWTH FUND III
 ADVISORS SELECT
 (06/01/04)             11.89  11.89    N/A    N/A    N/A   12.57        11.89
 ADVISORS PREFERRED
 (06/01/04)             12.07  12.07    N/A    N/A    N/A   12.74        12.07
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                      11.78  11.78    N/A    N/A    N/A   12.37        11.78
 SELECT (06/01/04)      12.24  12.24    N/A    N/A    N/A   12.92        12.24
 PREFERRED/
 /(06/01/04)            12.32  12.32    N/A    N/A    N/A   13.04        12.32
Mazama Small-Mid Cap
Growth Composite                      29.24   7.12    N/A
 Russell 2500 Growth
 Index                   8.17   8.17  21.95   2.78   7.37   12.32         8.17
 Morningstar Small
 Growth Category
 Average                 5.74   5.74  19.76   2.17   8.16   10.67         5.74

PARTNERS SMALLCAP
VALUE FUND
 ADVISORS SELECT
 (03/01/01)              6.89   6.89  19.61    N/A    N/A   12.28         6.89
 ADVISORS PREFERRED
 (03/01/01)              7.08   7.08  19.85    N/A    N/A   12.51         7.08
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                       6.70   6.70  19.46    N/A    N/A   12.13         6.70
 SELECT (03/01/01)       7.22   7.22  20.05    N/A    N/A   12.69         7.22
 PREFERRED (03/01/01)    7.36   7.36  20.24    N/A    N/A   12.87         7.36
Ark Asset Small Cap                                                  -
Value Composite                              14.46  16.17
 Russell 2000 Value
 Index                   4.71   4.71  23.18  13.55  13.08   13.44         4.71
 Morningstar Small
 Value Category
 Average                 6.13   6.13  22.30  13.50  12.79   13.40         6.13

PARTNERS SMALLCAP
VALUE FUND I
 ADVISORS SELECT
 (12/30/02)              5.64   5.64  24.42    N/A    N/A   24.68         5.64
 ADVISORS PREFERRED
 (12/30/02)              5.80   5.80  24.63    N/A    N/A   24.89         5.80
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                       5.52   5.52  24.30    N/A    N/A   24.57         5.52
 SELECT (12/30/02)       6.07   6.07  24.91    N/A    N/A   25.18         6.07
 PREFERRED (12/30/02)    6.18   6.18  25.06    N/A    N/A   25.32         6.18
JPMorgan Program US
Structured Small Cap
Value Equity Composite                       14.74    N/A
Mellon Equity SmallCap
Value Composite                              15.58    N/A
 Russell 2000 Value
 Index                   4.71   4.71  23.18  13.55  13.08   23.18         4.71
 Morningstar Small
 Value Category
 Average                 6.13   6.13  22.30  13.50  12.79   22.26         6.13

PARTNERS SMALLCAP
VALUE FUND II
 ADVISORS SELECT
 (06/01/04)              6.87   6.87    N/A    N/A    N/A   15.09         6.87
 ADVISORS PREFERRED
 (06/01/04)              7.12   7.12    N/A    N/A    N/A   15.32         7.12
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                       6.76   6.76    N/A    N/A    N/A   15.00         6.76
 SELECT (06/01/04)       7.38   7.38    N/A    N/A    N/A   15.57         7.38
 PREFERRED (06/01/04)    7.54   7.54    N/A    N/A    N/A   15.75         7.54
Dimensional US Small
Cap Value Composite                   29.15  19.11  15.92
 Russell 2000 Value
 Index                   4.71   4.71  23.18  13.55  13.08   14.98         4.71
 Morningstar Small
 Value Category          6.13   6.13  22.30  13.50  12.79   14.74         6.13
 Average
                        --------------------------------------------     -------

                                              ANNUAL TOTAL RETURNS
                                            (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999   1998   1997    1996
                        ------------------------------------------------------------------
PARTNERS SMALLCAP
GROWTH FUND III
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )
 SELECT (06/01/04)
 PREFERRED/
 /(06/01/04)
Mazama Small-Mid Cap
Growth Composite
 Russell 2500 Growth    14.59  46.32  -29.09  -10.83  -16.09  55.48   3.10  14.76   15.07
 Index
 Morningstar Small      12.09  45.00  -28.42   -9.02   -5.71  61.45   4.49  18.19   19.99
 Growth Category
 Average

PARTNERS SMALLCAP
VALUE FUND
 ADVISORS SELECT        17.03  36.81  -10.84
 (03/01/01)
 ADVISORS PREFERRED     17.30  37.06  -10.64
 (03/01/01)
 ADVISORS SIGNATURE     16.88  36.69  -10.94
 CLASS (11/01/04
 )
 SELECT (03/01/01)      17.50  37.35  -10.54
 PREFERRED (03/01/01)   17.63  37.63  -10.35
Ark Asset Small Cap
Value Composite
 Russell 2000 Value     22.25  46.02  -11.42   14.02   22.83  -1.49  -6.45  31.78   21.37
 Index
 Morningstar Small      20.58  42.71  -10.25   17.31   16.98   4.49  -6.99  30.04   25.53
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND I
 ADVISORS SELECT        22.21  49.18
 (12/30/02)
 ADVISORS PREFERRED     22.47  49.38
 (12/30/02)
 ADVISORS SIGNATURE     22.19  48.97
 CLASS (11/01/04
 )
 SELECT (12/30/02)      22.72  49.73
 PREFERRED (12/30/02)   22.87  49.90
JPMorgan Program US
Structured Small Cap
Value Equity Composite
Mellon Equity SmallCap
Value Composite
 Russell 2000 Value     22.25  46.02   14.02   22.83   -1.49  -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      20.58  42.71   17.31   16.98    4.49  -6.99  30.04  25.53   25.13
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND II
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )
 SELECT (06/01/04)
 PREFERRED (06/01/04)
Dimensional US Small
Cap Value Composite
 Russell 2000 Value     22.25  46.02  -11.42   14.02   22.83  -1.49  -6.45  31.78   21.37
 Index
 Morningstar Small      20.58  42.71  -10.25   17.31   16.98   4.49  -6.99  30.04   25.53
 Value Category
 Average                ------------------------------------------------------------------






272                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS


                              AVERAGE ANNUAL TOTAL RETURNS
                              (THROUGH DECEMBER 31, 2005)

                                                          LIFE
                        YTD   1 YR  3 YR   5 YR   10 YR  OF FUND       2005
                        ------------------------------------------     ------
SMALLCAP BLEND FUND
 ADVISORS SELECT
 (12/06/00)             8.97  8.97  21.31   9.45    N/A   10.57        8.97
 ADVISORS PREFERRED
 (12/06/00)             9.05  9.05  21.50   9.60    N/A   10.72        9.05
 ADVISORS SIGNATURE
 CLASS (11/01/04)       8.78  8.78  21.17   9.29    N/A   10.40        8.78
 SELECT (12/06/00)      9.35  9.35  21.74   9.75    N/A   10.87        9.35
 PREFERRED/
 /(12/06/00)            9.47  9.47  21.90   9.98    N/A   11.09        9.47
 Russell 2000 Index     4.55  4.55  22.13   8.22   9.26    8.22        4.55
 Morningstar Small
 Blend Category
 Average                6.62  6.62  21.72   9.89  11.15   10.22        6.62

SMALLCAP GROWTH FUND
 ADVISORS SELECT
 (12/06/00)             3.69  3.69  20.28   1.14    N/A    0.28        3.69
 ADVISORS PREFERRED
 (12/06/00)             3.78  3.78  20.47   1.29    N/A    0.43        3.78
 ADVISORS SIGNATURE
 CLASS (11/01/04)       3.48  3.48  20.09   0.97    N/A    0.11        3.48
 SELECT/ /(12/06/00)    4.10  4.10  20.81   1.56    N/A    0.66        4.10
 PREFERRED (12/06/00)   4.20  4.20  20.90   1.60    N/A    0.71        4.20
Principal Global
Investors Small
Company Growth
Composite                                          5.97
 Russell 2000 Growth
 Index                  4.15  4.15  20.93   2.28   4.69    2.28        4.15
 Morningstar Small
 Growth Category
 Average                5.74  5.74  19.76   2.17   8.16    2.39        5.74

SMALLCAP S&P 600 INDEX
FUND
 ADVISORS SELECT
 (12/06/00)             6.66  6.66  21.24   9.70    N/A   11.02        6.66
 ADVISORS PREFERRED
 (12/06/00)             6.79  6.79  21.33   9.87    N/A   11.19        6.79
 ADVISORS SIGNATURE
 CLASS (11/01/04)       6.53  6.53  20.97   9.54    N/A   10.85        6.53
 SELECT/ /(12/06/00)    7.03  7.03  21.56  10.07    N/A   11.39        7.03
 PREFERRED/
 /(12/06/00)            7.15  7.15  21.71  10.18    N/A   11.50        7.15
 S&P SmallCap 600
 Index                  7.67  7.67  22.37  10.76  12.15   10.76        7.67
 Morningstar Small
 Blend Category
 Average                6.62  6.62  21.72   9.89  11.15   10.22        6.62

SMALLCAP VALUE FUND
 ADVISORS SELECT
 (12/06/00)             8.38  8.38  22.54  14.22    N/A   15.46        8.38
 ADVISORS PREFERRED
 (12/06/00)             8.64  8.64  22.76  14.44    N/A   15.67        8.64
 ADVISORS SIGNATURE
 CLASS (11/01/04)       8.22  8.22  22.36  14.07    N/A   15.30        8.22
 SELECT (12/06/00)      8.77  8.77  22.99  14.62    N/A   15.86        8.77
 PREFERRED/
 /(12/06/00)            8.93  8.93  23.16  14.75    N/A   16.01        8.93
Principal Global
Investors Small Cap
Value Composite                                   12.71
 Russell 2000 Value
 Index                  4.71  4.71  23.18  13.55  13.08   13.55        4.71
 Morningstar Small
 Value Category         6.13  6.13  22.30  13.50  12.79   13.66        6.13
 Average
                        ------------------------------------------     ------

                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2004   2003    2002   2001    2000   1999   1998   1997    1996
                        -----------------------------------------------------------------
SMALLCAP BLEND FUND
 ADVISORS SELECT        15.59  41.74  -17.51   6.66
 (12/06/00)
 ADVISORS PREFERRED     15.83  42.00  -17.57   6.97
 (12/06/00)
 ADVISORS SIGNATURE     15.52  41.57  -17.82   6.65
 CLASS (11/01/04)
 SELECT (12/06/00)      16.03  42.21  -17.57   7.07
 PREFERRED/             16.21  42.40  -17.15   7.20
 /(12/06/00)
 Russell 2000 Index     18.33  47.25  -20.48   2.49   -3.02  21.26  -2.55  22.36   16.50
 Morningstar Small      18.86  42.77  -16.17   8.41   12.84  18.18  -3.64  26.12   19.66
 Blend Category
 Average

SMALLCAP GROWTH FUND
 ADVISORS SELECT        13.70  47.61  -39.61   0.69
 (12/06/00)
 ADVISORS PREFERRED     14.05  47.71  -39.56   0.92
 (12/06/00)
 ADVISORS SIGNATURE     13.64  47.26  -39.75   0.61
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    14.45  48.01  -39.43   1.14
 PREFERRED (12/06/00)   14.43  48.20  -39.43   1.14
Principal Global
Investors Small
Company Growth
Composite
 Russell 2000 Growth    14.31  48.53  -30.25  -9.23  -22.43  43.09   1.23  12.95   11.26
 Index
 Morningstar Small      12.09  45.00  -28.42  -9.02   -5.71  61.45   4.49  18.19   19.99
 Growth Category
 Average

SMALLCAP S&P 600 INDEX
FUND
 ADVISORS SELECT        21.34  37.69  -15.60   5.64
 (12/06/00)
 ADVISORS PREFERRED     21.65  37.50  -15.31   5.83
 (12/06/00)
 ADVISORS SIGNATURE     21.24  37.08  -15.57   5.50
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    21.82  37.76  -15.17   6.03
 PREFERRED/             22.00  37.93  -15.08   6.06
 /(12/06/00)
 S&P SmallCap 600       22.64  38.77  -14.63   6.54   11.80  12.40  -1.31  25.58   21.32
 Index
 Morningstar Small      18.86  42.77  -16.17   8.41   12.84  18.18  -3.64  26.12   19.66
 Blend Category
 Average

SMALLCAP VALUE FUND
 ADVISORS SELECT        19.10  42.56   -3.36   9.33
 (12/06/00)
 ADVISORS PREFERRED     19.30  42.75   -3.15   9.52
 (12/06/00)
 ADVISORS SIGNATURE     18.95  42.32   -3.45   9.18
 CLASS (11/01/04)
 SELECT (12/06/00)      19.55  43.07   -3.05   9.71
 PREFERRED/             19.64  43.34   -2.94   9.73
 /(12/06/00)
Principal Global
Investors Small Cap
Value Composite
 Russell 2000 Value     22.25  46.02  -11.42  14.02   22.83  -1.49  -6.45  31.78   21.37
 Index
 Morningstar Small      20.58  42.71  -10.25  17.31   16.98   4.49  -6.99  30.04   25.53
 Value Category
 Average                -----------------------------------------------------------------






Principal Investors Fund                                              273
www.principal.com

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS


                             AVERAGE ANNUAL TOTAL RETURNS
                             (THROUGH DECEMBER 31, 2005)
                                                                     ------

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2005
                        ----------------------------------------     ------
BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT
 (12/06/00)             1.73  1.73  3.00  4.75   N/A    4.94         1.73
 ADVISORS PREFERRED
 (12/06/00)             1.81  1.81  3.15  4.97   N/A    5.16         1.81
 ADVISORS SIGNATURE
 CLASS (11/01/04)       1.59  1.59  2.83  4.64   N/A    4.83         1.59
 SELECT (12/06/00)      2.07  2.07  3.55  5.39   N/A    5.60         2.07
 PREFERRED (12/06/00)   2.22  2.22  3.50  5.28   N/A    5.49         2.22
Principal Global
Investors Multi Sector
Fixed Income Composite                          6.47
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43  3.62  5.87  6.17    5.87         2.43
 Morningstar
 Intermediate-Term
 Bond Category Average  1.79  1.79  3.64  5.32  5.38    5.32         1.79

GOVERNMENT & HIGH
QUALITY BOND FUND
 previously Government
 Securities Fund
 ADVISORS SELECT
 (12/06/00)             1.41  1.41  1.71  3.83   N/A    3.97         1.41
 ADVISORS PREFERRED
 (12/06/00)             1.49  1.49  1.89  4.01   N/A    4.15         1.49
 ADVISORS SIGNATURE
 CLASS (11/01/04)       1.27  1.27  1.61  3.70   N/A    3.85         1.27
 SELECT/ /(12/06/00)    1.69  1.69  2.08  4.24   N/A    4.38         1.69
 PREFERRED (12/06/00)   1.80  1.80  2.20  4.36   N/A    4.49         1.80
Principal Global
Investors Mortgage
Backed Securities
Composite                                       5.66
 Lehman Brothers        2.63  2.63  3.14  5.40  6.01
 Government/Mortgage
 Index                                                  5.40         2.63
 Morningstar
 Intermediate
 Government Category
 Average                1.90  1.90  2.45  4.62  5.12    4.74         1.90

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/
 /(12/06/00)            1.80  1.80  2.77  4.77   N/A    4.96         1.80
 ADVISORS PREFERRED/
 /(12/06/00)            2.01  2.01  2.99  4.98   N/A    5.17         2.01
 ADVISORS SIGNATURE
 CLASS (11/01/04)       1.81  1.81  2.68  4.65   N/A    4.85         1.81
 SELECT (12/06/00)      2.23  2.23  3.20  5.18   N/A    5.37         2.23
 PREFERRED (12/06/00)   2.37  2.37  3.29  5.32   N/A    5.51         2.37
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43  3.62  5.87  6.17    5.87         2.43
 Morningstar
 Intermediate-Term
 Bond Category Average  1.79  1.79  3.64  5.32  5.38    5.32         1.79

INFLATION PROTECTION
FUND
 ADVISORS SELECT CLASS
 (12/29/04)             1.70  1.70   N/A   N/A   N/A    1.99         1.70
 ADVISORS PREFERRED
 CLASS (12/29/04)       1.85  1.85   N/A   N/A   N/A    2.14         1.85
 ADVISORS SIGNATURE
 CLASS (12/29/04)       1.49  1.49   N/A   N/A   N/A    1.78         1.49
 SELECT CLASS
 (12/29/04)             2.01  2.01   N/A   N/A   N/A    2.30         2.01
 PREFERRED CLASS
 (12/29/04)             2.21  2.21   N/A   N/A   N/A    2.50         2.21
 Lehman Brothers US
 Treasury TIPS Index    2.84  2.84  6.53  8.74   N/A    2.84         2.84
 Morningstar Long-Term
 Government Category    3.29  3.29  4.95  6.50  5.95    3.26         3.29
 Average
                        ----------------------------------------     ------
                                           ANNUAL TOTAL RETURNS
                                         (YEAR ENDED DECEMBER 31)
                        ------------------------------------------------------------

                                                                             -------

                        2004  2003  2002   2001  2000   1999   1998   1997    1996
                        ------------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT        3.91  3.38   8.09  6.76
 (12/06/00)
 ADVISORS PREFERRED     4.08  3.56   8.58  6.94
 (12/06/00)
 ADVISORS SIGNATURE     3.66  3.24   8.24  6.61
 CLASS (11/01/04)
 SELECT (12/06/00)      4.32  4.29   9.38  7.05
 PREFERRED (12/06/00)   4.40  3.88   8.81  7.24
Principal Global
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers        4.34  4.11  10.26  8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar            3.81  4.92   7.88  7.36   9.45  -1.22   7.42   8.76    3.30
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH
QUALITY BOND FUND
 previously Government
 Securities Fund
 ADVISORS SELECT        2.79  0.94   7.89  6.27
 (12/06/00)
 ADVISORS PREFERRED     3.08  1.12   7.98  6.55
 (12/06/00)
 ADVISORS SIGNATURE     2.76  0.81   7.65  6.22
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    3.27  1.31   8.39  6.73
 PREFERRED (12/06/00)   3.29  1.53   8.51  6.84
Principal Global
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers        4.08  2.73  10.06  7.71  12.29  -0.54   8.72   9.54    3.68
 Government/Mortgage
 Index
 Morningstar            3.39  2.15   9.07  6.84  10.76  -1.44   7.45   8.45    2.80
 Intermediate
 Government Category
 Average

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/       3.60  2.92   9.07  6.62
 /(12/06/00)
 ADVISORS PREFERRED/    3.78  3.20   9.26  6.80
 /(12/06/00)
 ADVISORS SIGNATURE     3.36  2.88   8.93  6.47
 CLASS (11/01/04)
 SELECT (12/06/00)      3.98  3.40   9.47  6.98
 PREFERRED (12/06/00)   3.99  3.51   9.58  7.30
 Lehman Brothers        4.34  4.11  10.26  8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar            3.81  4.92   7.88  7.36   9.45  -1.22   7.42   8.76    3.30
 Intermediate-Term
 Bond Category Average

INFLATION PROTECTION
FUND
 ADVISORS SELECT CLASS
 (12/29/04)
 ADVISORS PREFERRED
 CLASS (12/29/04)
 ADVISORS SIGNATURE
 CLASS (12/29/04)
 SELECT CLASS
 (12/29/04)
 PREFERRED CLASS
 (12/29/04)
 Lehman Brothers US     8.46  8.39  16.56  7.89  13.18   2.63   3.95
 Treasury TIPS Index
 Morningstar Long-Term  7.16  4.73  16.70  3.69  20.06  -8.08  10.62  12.34   -1.61
 Government Category
 Average                ------------------------------------------------------------





274                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS


                             AVERAGE ANNUAL TOTAL RETURNS                                   ANNUAL TOTAL RETURNS
                             (THROUGH DECEMBER 31, 2005)                                  (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2005  2004  2003  2002  2001  2000   1999   1998  1997   1996
                        ----------------------------------------     --------------------------------------------------------------
MONEY MARKET FUND
 ADVISORS SELECT
 (12/06/00)             2.17  2.17  0.84  1.30   N/A    1.36         2.17  0.29  0.08  0.72  3.28
 ADVISORS PREFERRED
 (12/06/00)             2.36  2.36  1.01  1.47   N/A    1.53         2.36  0.44  0.23  0.91  3.45
 ADVISORS SIGNATURE
 CLASS (11/01/04)       2.13  2.13   N/A   N/A   N/A    1.93         2.13
 SELECT (12/06/00)      2.54  2.54  1.19  1.66   N/A    1.72         2.54  0.63  0.40  1.10  3.65
 PREFERRED (12/06/00)   2.67  2.67  1.32  1.79   N/A    1.85         2.67  0.75  0.55  1.23  3.78
Principal Global
Investors Money Market
Composite                                       3.74
 Lehman Brothers U.S.
 Treasury Bellwethers
 3 Month Index          3.08  3.08  1.83  2.34  3.89    2.34         3.08  1.30  1.15  1.78  4.45   6.20   4.91  5.33  5.53   5.38

PREFERRED SECURITIES
FUND (05/01/02)
 ADVISORS SELECT
 (06/01/04)             0.78  0.78   N/A   N/A   N/A    4.53         0.78
 ADVISORS PREFERRED
 (06/01/04)             0.96  0.96   N/A   N/A   N/A    4.71         0.96
 ADVISORS SIGNATURE
 CLASS (11/01/04)       0.64  0.64  4.54   N/A   N/A    4.91         0.64  3.43  9.75
 SELECT (06/01/04)      1.15  1.15   N/A   N/A   N/A    4.91         1.15
 PREFERRED (06/01/04)   1.26  1.26   N/A   N/A   N/A    5.05         1.26
Spectrum Preferred
Securities Composite                      8.51  8.10
 Merrill Lynch
 Preferred Stock
 Hybrid Index           0.46  0.46  5.10  6.17   N/A    5.81         0.46  5.51  9.51  6.63  8.99  17.75  -4.68  7.37
 Morningstar
 Intermediate-Term
 Bond Category Average  1.79  1.79  3.64  5.32  5.38    4.04         1.79  3.81  4.92  7.88  7.36   9.45  -1.22  7.42  8.76   3.30

SHORT-TERM BOND FUND
 previously High
 Quality Short-Term
 Bond Fund
 ADVISORS SELECT
 (12/06/00)             1.43  1.43  1.27  3.41   N/A    3.58         1.43  0.37  2.01  6.98  6.44
 ADVISORS PREFERRED
 (12/06/00)             1.59  1.59  1.60  3.74   N/A    3.91         1.59  1.03  2.19  7.37  6.71
 ADVISORS SIGNATURE
 CLASS (11/01/04)       1.19  1.19  1.29  3.42   N/A    3.59         1.19  0.82  1.87  7.04  6.38
 SELECT/ /(12/06/00)    1.81  1.81  1.69  3.67   N/A    3.84         1.81  0.84  2.41  6.55  6.89
 PREFERRED (12/06/00)   1.82  1.82  1.76  3.92   N/A    4.09         1.82  0.96  2.51  7.50  7.01
 Lehman Brothers
 Mutual Fund 1-5
 Gov't/Credit Index     1.44  1.44  2.21  4.71  5.38    4.72         1.44  1.85  3.35  8.12  9.03   8.91   2.09  7.63  7.13   4.67
 Morningstar
 Short-Term Bond
 Category Average       1.43  1.43  1.96  3.82  4.63    3.77         1.43  1.60  2.39  5.24  7.32   8.14   2.12  6.28  6.51   4.35

ULTRA SHORT BOND FUND
(previously Capital
Preservation)
 ADVISORS SELECT
 (06/15/01)             2.16  2.16  2.09   N/A   N/A    2.58         2.16  1.73  2.37  3.37
 ADVISORS PREFERRED
 (06/15/01)             2.34  2.34  2.26   N/A   N/A    2.76         2.34  1.91  2.53  3.56
 ADVISORS SIGNATURE
 CLASS (11/01/04)       2.01  2.01   N/A   N/A   N/A    1.84         2.01
 SELECT (06/15/01)      2.46  2.46  2.43   N/A   N/A    2.92         2.46  2.11  2.73  3.76
 PREFERRED (06/15/01)   2.67  2.67  2.58   N/A   N/A    3.08         2.67  2.23  2.85  3.88
 6-Month LIBOR Index    3.33  3.33  2.03  2.62  4.27    2.25         3.33  1.47  1.32  2.06  5.00   6.76   5.44  5.89  5.94   5.81
 Morningstar
 Ultrashort Bond        2.49  2.49  1.75  2.70  4.28    2.35         2.49  1.24  1.56  2.73  5.77   6.72   4.45  5.08  6.18   6.14
 Category Average
                        ----------------------------------------     --------------------------------------------------------------






Principal Investors Fund                                              275
www.principal.com

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS


                                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                                           (THROUGH DECEMBER 31, 2005)

                                                                                                                LIFE
                                                            YTD     1 YR      3 YR        5 YR     10 YR      OF FUND
                                                          ----------------------------------------------------------------
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 ADVISORS SELECT (03/01/01)                                3.28     3.28      9.31         N/A       N/A      5.39
  ADVISORS PREFERRED (03/01/01)                            3.47     3.47      9.42         N/A       N/A      5.53
 ADVISORS SIGNATURE CLASS (11/01/04)                       3.13     3.13      9.10         N/A       N/A      5.21
 SELECT (03/01/01)                                         3.75     3.75      9.62         N/A       N/A      5.73
 PREFERRED (03/01/01)                                      3.86     3.86      9.80         N/A       N/A      5.89
 S&P 500 Index                                             4.91     4.91     14.38        0.54      9.07      1.84
 Lehman Brothers Aggregate Bond Index                      2.43     2.43      3.62        5.87      6.17      5.54
 Morningstar Conservative Allocation Category Average      3.05     3.05      6.90        3.65      6.26      3.48

PRINCIPAL LIFETIME 2010 FUND
 ADVISORS SELECT (03/01/01)                                4.73     4.73     11.06         N/A       N/A      5.63
  ADVISORS PREFERRED (03/01/01)                            4.91     4.91     11.26        0.27       N/A      5.83
 ADVISORS SIGNATURE CLASS (11/01/04)                       4.57     4.57     10.90         N/A       N/A      5.49
 SELECT (03/01/01)                                         5.10     5.10     11.43         N/A       N/A      6.02
 PREFERRED/ /(03/01/01)                                    5.30     5.30     11.62         N/A       N/A      6.16
 S&P 500 Index                                             4.91     4.91     14.38        0.54      9.07      1.84
 Lehman Brothers Aggregate Bond Index                      2.43     2.43      3.62        5.87      6.17      5.54
 Morningstar Conservative Allocation Category Average      3.05     3.05      6.90        3.65      6.26      3.48

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT (03/01/01)                                6.82     6.82     12.83         N/A       N/A      6.04
  ADVISORS PREFERRED (03/01/01)                            6.99     6.99     13.03         N/A       N/A      6.24
 ADVISORS SIGNATURE CLASS (11/01/04)                       6.64     6.64     12.71         N/A       N/A      5.90
 SELECT/ /(03/01/01)                                       7.27     7.27     13.25         N/A       N/A      6.42
 PREFERRED/ /(03/01/01)                                    7.31     7.31     13.38         N/A       N/A      6.55
 S&P 500 Index                                             4.91     4.91     14.38        0.54      9.07      1.84
 Lehman Brothers Aggregate Bond Index                      2.43     2.43      3.62        5.87      6.17      5.54
 Morningstar Moderate Allocation Category Average          5.29     5.29     11.20        2.93      7.35      3.70

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT (03/01/01)                                7.50     7.50     13.79         N/A       N/A      5.64
  ADVISORS PREFERRED (03/01/01)                            7.76     7.76     14.01         N/A       N/A      5.86
 ADVISORS SIGNATURE CLASS (11/01/04)                       7.53     7.53     13.70         N/A       N/A      5.53
 SELECT/ /(03/01/01)                                                         14.89///(1)/  N/A       N/A      6.43/(1)/
                                                           7.98     7.98
 PREFERRED/ /(03/01/01)                                    8.18     8.18     14.35         N/A       N/A      6.17
 S&P 500 Index                                             4.91     4.91     14.38        0.54      9.07      1.84
 Lehman Brothers Aggregate Bond Index                      2.43     2.43      3.62        5.87      6.17      5.54
 Morningstar Moderate Allocation Category Average          5.29     5.29     11.20        2.93      7.35      3.70
                                                          ----------------------------------------------------------------

///(//1//) //
 /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
                                                                                         ANNUAL TOTAL RETURNS
                                                                                       (YEAR ENDED DECEMBER 31)


                                                           2005      2004      2003         2002       2001       2000
                                                          ----------------------------------------------------------------
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 ADVISORS SELECT (03/01/01)                                3.28     10.52     14.43         -2.42
  ADVISORS PREFERRED (03/01/01)                            3.47     10.45     14.63         -2.25
 ADVISORS SIGNATURE CLASS (11/01/04)                       3.13     10.16     14.29         -2.55
 SELECT (03/01/01)                                         3.75     10.66     14.75         -2.06
 PREFERRED (03/01/01)                                      3.86     10.84     14.98         -1.94
 S&P 500 Index                                             4.91     10.87     28.67        -11.88     -11.88     -9.11
 Lehman Brothers Aggregate Bond Index                      2.43      4.34      4.11          8.42       8.42     11.63
 Morningstar Conservative Allocation Category Average      3.05      5.71     12.79         -3.15      -0.81      4.40

PRINCIPAL LIFETIME 2010 FUND
 ADVISORS SELECT (03/01/01)                                4.73     10.95     17.90         -5.07
  ADVISORS PREFERRED (03/01/01)                            4.91     11.15     18.11         -4.89
 ADVISORS SIGNATURE CLASS (11/01/04)                       4.57     10.77     17.75         -5.29
 SELECT (03/01/01)                                         5.10     11.36     18.22         -4.71
 PREFERRED/ /(03/01/01)                                    5.30     11.56     18.38         -4.70
 S&P 500 Index                                             4.91     10.87     28.67        -22.11     -11.88     -9.11
 Lehman Brothers Aggregate Bond Index                      2.43      4.34      4.11         10.26       8.42     11.63
 Morningstar Conservative Allocation Category Average      3.05      5.71     12.79         -3.15      -0.81      4.40

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT (03/01/01)                                6.82     11.50     20.62         -7.68
  ADVISORS PREFERRED (03/01/01)                            6.99     11.70     20.84         -7.51
 ADVISORS SIGNATURE CLASS (11/01/04)                       6.64     11.42     20.52         -7.82
 SELECT/ /(03/01/01)                                       7.27     11.82     21.10         -7.34
 PREFERRED/ /(03/01/01)                                    7.31     12.01     21.25         -7.24
 S&P 500 Index                                             4.91     10.87     28.67        -22.11     -11.88     -9.11
 Lehman Brothers Aggregate Bond Index                      2.43      4.34      4.11         10.26       8.42     11.63
 Morningstar Moderate Allocation Category Average          5.29      8.62     20.06        -11.48      -4.63      1.66

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT (03/01/01)                                7.50     12.06     22.30        -10.72
  ADVISORS PREFERRED (03/01/01)                            7.76     12.14     22.62        -10.46
 ADVISORS SIGNATURE CLASS (11/01/04)                       7.53     11.83     22.23        -10.84
 SELECT/ /(03/01/01)                                                          24.93///(1)/ -10.39
                                                           7.98     12.43
 PREFERRED/ /(03/01/01)                                    8.18     12.49     22.88        -10.28
 S&P 500 Index                                             4.91     10.87     28.67        -22.11     -11.88     -9.11
 Lehman Brothers Aggregate Bond Index                      2.43      4.34      4.11         10.26       8.42     11.63
 Morningstar Moderate Allocation Category Average          5.29      8.62     20.06        -11.48      -4.63      1.66
                                                          ----------------------------------------------------------------

///(//1//) //
 /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.




                                                            1999      1998      1997       1996
                                                          ----------------------------------------
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (03/01/01)
 PREFERRED (03/01/01)
 S&P 500 Index                                             21.04     28.58     33.36      22.96
 Lehman Brothers Aggregate Bond Index                      -0.82      8.69      9.65       3.63
 Morningstar Conservative Allocation Category Average       7.15     11.63     14.86      10.65

PRINCIPAL LIFETIME 2010 FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (03/01/01)
 PREFERRED/ /(03/01/01)
 S&P 500 Index                                             21.04     28.58     33.36      22.96
 Lehman Brothers Aggregate Bond Index                      -0.82      8.69      9.65       3.63
 Morningstar Conservative Allocation Category Average       7.15     11.63     14.86      10.65

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(03/01/01)
 PREFERRED/ /(03/01/01)
 S&P 500 Index                                             21.04     28.58     33.36      22.96
 Lehman Brothers Aggregate Bond Index                      -0.82      8.69      9.65       3.63
 Morningstar Moderate Allocation Category Average          10.34     13.20     19.35      14.15

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(03/01/01)
 PREFERRED/ /(03/01/01)
 S&P 500 Index                                             21.04     28.58     33.36      22.96
 Lehman Brothers Aggregate Bond Index                      -0.82      8.69      9.65       3.63
 Morningstar Moderate Allocation Category Average          10.34     13.20     19.35      14.15
                                                          ----------------------------------------

///(//1//) //
 /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.





276                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS

                                                          AVERAGE ANNUAL TOTAL RETURNS
                                                           (THROUGH DECEMBER 31, 2005)

                                                                                      LIFE
                                                     YTD   1 YR  3 YR   5 YR  10 YR  OF FUND       2005
                                                     -----------------------------------------     ------
PRINCIPAL
LIFETIME 2040 FUND
 ADVISORS SELECT (03/01/01)                          7.96  7.96  14.46   N/A   N/A    5.80         7.96
  ADVISORS PREFERRED (03/01/01)                      8.16  8.16  14.60   N/A   N/A    5.96         8.16
 ADVISORS SIGNATURE CLASS (11/01/04)                 7.80  7.80  14.21   N/A   N/A    5.61         7.80
 SELECT/ /(03/01/01)                                 8.36  8.36  14.80   N/A   N/A    6.13         8.36
 PREFERRED (03/01/01)                                8.47  8.47  14.94   N/A   N/A    6.29         8.47
 S&P 500 Index                                       4.91  4.91  14.38  0.54  9.07    1.84         4.91
 Lehman Brothers Aggregate Bond Index                2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar Moderate Allocation Category Average    5.29  5.29  11.20  2.93  7.35    3.70         5.29

PRINCIPAL
LIFETIME 2050 FUND
 ADVISORS SELECT (03/01/01)                          8.56  8.56  15.27   N/A   N/A    4.91         8.56
  ADVISORS PREFERRED (03/01/01)                      8.75  8.75  15.49   N/A   N/A    5.09         8.75
 ADVISORS SIGNATURE CLASS (11/01/04)                 8.31  8.31  15.12   N/A   N/A    4.72         8.31
 SELECT/ /(03/01/01)                                 8.94  8.94  15.71   N/A   N/A    5.29         8.94
 PREFERRED/ /(03/01/01)                              9.15  9.15  15.83   N/A   N/A    5.41         9.15
 S&P 500 Index                                       4.91  4.91  14.38  0.54  9.07    1.84         4.91
 Lehman Brothers Aggregate Bond Index                2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar Large Blend Category Average            5.77  5.77  14.00  0.50  8.12    1.82         5.77
                                                     -----------------------------------------     ------
                                                                          ANNUAL TOTAL RETURNS
                                                                        (YEAR ENDED DECEMBER 31)


                                                     2004   2003    2002    2001   2000   1999   1998   1997    1996
                                                     -----------------------------------------------------------------
PRINCIPAL
LIFETIME 2040 FUND
 ADVISORS SELECT (03/01/01)                          12.24  23.76  -13.25
  ADVISORS PREFERRED (03/01/01)                      12.46  23.75  -13.09
 ADVISORS SIGNATURE CLASS (11/01/04)                 12.00  23.40  -13.37
 SELECT/ /(03/01/01)                                 12.59  24.01  -13.03
 PREFERRED (03/01/01)                                12.77  24.14  -12.82
 S&P 500 Index                                       10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Lehman Brothers Aggregate Bond Index                 4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65    3.63
 Morningstar Moderate Allocation Category Average     8.62  20.06  -11.48   -4.63   1.66  10.34  13.20  19.35   14.15

PRINCIPAL
LIFETIME 2050 FUND
 ADVISORS SELECT (03/01/01)                          12.38  25.55  -16.31
  ADVISORS PREFERRED (03/01/01)                      12.60  25.80  -16.26
 ADVISORS SIGNATURE CLASS (11/01/04)                 12.38  25.34  -16.46
 SELECT/ /(03/01/01)                                 12.82  26.03  -16.01
 PREFERRED/ /(03/01/01)                              12.94  26.06  -15.91
 S&P 500 Index                                       10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Lehman Brothers Aggregate Bond Index                 4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65    3.63
 Morningstar Large Blend Category Average             9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43   20.37
                                                     -----------------------------------------------------------------




PERFORMANCE RESULTS - REAL ESTATE FUNDS

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (THROUGH DECEMBER 31, 2005)

                                                                           LIFE
                                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005
                                       --------------------------------------------     -------
REAL ESTATE SECURITIES FUND
 ADVISORS SELECT (12/06/00)            14.80  14.80  28.02  19.28    N/A   19.80        14.80
  ADVISORS PREFERRED (12/06/00)        14.92  14.92  28.20  19.62    N/A   20.14        14.92
 ADVISORS SIGNATURE CLASS (11/01/04)   14.66  14.66  27.82  19.27    N/A   19.78        14.66
 SELECT/ /(12/06/00)                   15.22  15.22  28.44  19.70    N/A   20.22        15.22
 PREFERRED/ /(12/06/00)                15.36  15.36  28.64  19.83    N/A   20.34        15.36
Principal Capital - REI Real Estate
Composite                                                   20.64    N/A
 MSCI US REIT Index                    12.52  12.52  26.48  18.80  14.39   18.79        12.52
 Morningstar Specialty - Real Estate   11.59  11.59  36.47  18.58  14.95   18.44        11.59
 Category Average
                                       --------------------------------------------     -------
                                                           ANNUAL TOTAL RETURNS
                                                         (YEAR ENDED DECEMBER 31)


                                       2004   2003   2002  2001   2000   1999    1998   1997    1996
                                       ---------------------------------------------------------------
REAL ESTATE SECURITIES FUND
 ADVISORS SELECT (12/06/00)            33.08  37.35  7.05   7.49
  ADVISORS PREFERRED (12/06/00)        33.34  37.50  7.97   7.68
 ADVISORS SIGNATURE CLASS (11/01/04)   32.88  37.08  7.64   7.35
 SELECT/ /(12/06/00)                   33.51  37.73  7.52   7.88
 PREFERRED/ /(12/06/00)                33.68  38.05  7.56   7.92
Principal Capital - REI Real Estate
Composite
 MSCI US REIT Index                    31.49  36.74  3.64  12.83  26.81  -4.55  -16.90  18.58   35.89
 Morningstar Specialty - Real Estate   31.88  36.89  4.10   8.93  25.83  -3.35  -15.79  23.05   31.68
 Category Average                      ---------------------------------------------------------------





Principal Investors Fund                                              277
www.principal.com

PERFORMANCE RESULTS - INTERNATIONAL STOCK FUNDS

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                      (THROUGH DECEMBER 31, 2005)

                                                                                   LIFE
                                                YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005
                                               --------------------------------------------     -------
DIVERSIFIED INTERNATIONAL FUND
 ADVISORS SELECT (12/06/00)                    23.02  23.02  25.03   3.98    N/A    4.67        23.02
  ADVISORS PREFERRED (12/06/00)                23.20  23.20  25.22   4.20    N/A    4.89        23.20
 ADVISORS SIGNATURE CLASS (11/01/04)           22.86  22.86  24.86   3.89    N/A    4.58        22.86
 SELECT (12/06/00)                             23.00  23.00  25.87   4.58    N/A    5.29        23.00
 PREFERRED (12/06/00)                          23.51  23.51  25.61   4.54    N/A    5.25        23.51
Principal Global Investors International
Large Cap Composite                                                         9.00
 Citigroup BMI Global ex-US Index              19.59  19.59  28.09   8.09   7.79    8.10        19.59
 Morningstar Foreign Large Blend Category
 Average                                       14.55  14.55  21.30   2.93   6.47    3.10        14.55

INTERNATIONAL EMERGING MARKETS FUND
 ADVISORS SELECT (12/06/00)                    34.91  34.91  37.98  18.42    N/A   17.90        34.91
  ADVISORS PREFERRED (12/06/00)                35.18  35.18  38.26  18.64    N/A   18.11        35.18
 ADVISORS SIGNATURE CLASS (11/01/04)           34.70  34.70  37.80  18.25    N/A   17.73        34.70
 SELECT/ /(12/06/00)                           35.44  35.44  38.49  18.88    N/A   18.35        35.44
 PREFERRED/ /(12/06/00)                        35.52  35.52  38.62  18.98    N/A   18.42        35.52
Principal Global Investors International
Emerging Markets Equity Composite                                          12.61
 MSCI Emerging Markets Free Index - NDTR       34.00  34.00  37.84  19.08    N/A   19.09        30.31
 Morningstar Diversified Emerging Markets
 Category Average                              31.64  31.64  36.05  18.59   7.88   18.29        31.64

INTERNATIONAL GROWTH FUND
 ADVISORS SELECT (12/06/00)                    21.41  21.41  26.81   5.82    N/A    5.66        21.41
  ADVISORS PREFERRED (12/06/00)                21.71  21.71  27.09   6.79    N/A    6.62        21.71
 ADVISORS SIGNATURE CLASS (11/01/04)           21.26  21.26  26.68   5.73    N/A    5.56        21.26
 SELECT/ /(12/06/00)                           21.89  21.89  27.37   6.28    N/A    6.11        21.89
 PREFERRED/ /(12/06/00)                        22.07  22.07  27.56   6.40    N/A    6.23        22.07
 CITI World Ex-US BMI Growth Index             17.18  17.18  24.60   4.04   6.29    4.04        17.18
 Morningstar Foreign Large Growth Category
 Average                                       15.27  15.27  21.66   2.15   5.69    2.23        15.27

PARTNERS GLOBAL EQUITY GROWTH FUND
 ADVISORS SELECT (03/01/05)                      N/A    N/A    N/A    N/A    N/A    9.50
  ADVISORS PREFERRED (03/01/05)                  N/A    N/A    N/A    N/A    N/A    9.37
 ADVISORS SIGNATURE CLASS (03/01/05)             N/A    N/A    N/A    N/A    N/A    9.10
 SELECT/ /(03/01/05)                             N/A    N/A    N/A    N/A    N/A    9.47
 PREFERRED/ /(03/01/05)                          N/A    N/A    N/A    N/A    N/A    9.61
JP Morgan Global Equity (Segment) Composite    10.56  10.56  18.02   3.38   7.30
 MSCI World Index - ND                          9.49   9.49  18.69   2.19   7.04    8.57         9.49
 Morningstar World Stock Category Average      11.74  11.74  20.39   2.96   8.25   10.50         2.49
                                               --------------------------------------------     -------

                                                                     ANNUAL TOTAL RETURNS
                                                                   (YEAR ENDED DECEMBER 31)


                                               2004   2003    2002    2001    2000   1999    1998   1997    1996
                                               -------------------------------------------------------------------
DIVERSIFIED INTERNATIONAL FUND
 ADVISORS SELECT (12/06/00)                    19.37  33.09  -17.13  -24.95
  ADVISORS PREFERRED (12/06/00)                19.53  33.34  -16.84  -24.76
 ADVISORS SIGNATURE CLASS (11/01/04)           19.18  32.93  -17.09  -25.00
 SELECT (12/06/00)                             19.92  35.20  -16.68  -24.70
 PREFERRED (12/06/00)                          19.93  33.80  -16.34  -24.70
Principal Global Investors International
Large Cap Composite
 Citigroup BMI Global ex-US Index              22.23  42.15  -13.81  -20.08  -12.04  28.75   17.27   2.62    8.70
 Morningstar Foreign Large Blend Category      17.59  33.32  -16.91  -21.83  -16.02  40.08   13.55   5.99   12.31
 Average

INTERNATIONAL EMERGING MARKETS FUND
 ADVISORS SELECT (12/06/00)                    24.93  55.86   -7.59   -4.06
  ADVISORS PREFERRED (12/06/00)                25.18  56.17   -7.39   -3.98
 ADVISORS SIGNATURE CLASS (11/01/04)           24.79  55.69   -7.68   -4.28
 SELECT/ /(12/06/00)                           25.48  56.28   -7.18   -3.70
 PREFERRED/ /(12/06/00)                        25.54  56.57   -7.08   -3.68
Principal Global Investors International
Emerging Markets Equity Composite
 MSCI Emerging Markets Free Index - NDTR       25.56  55.82   -6.18   -2.61
 Morningstar Diversified Emerging Markets      23.75  55.30   -5.90   -3.73  -31.11  71.86  -27.03  -3.68   13.35
 Category Average

INTERNATIONAL GROWTH FUND
 ADVISORS SELECT (12/06/00)                    21.83  37.85  -16.84  -21.75
  ADVISORS PREFERRED (12/06/00)                22.10  38.13  -13.78  -21.51
 ADVISORS SIGNATURE CLASS (11/01/04)           21.69  37.76  -16.92  -21.76
 SELECT/ /(12/06/00)                           22.54  38.33  -16.46  -21.46
 PREFERRED/ /(12/06/00)                        22.50  38.80  -16.35  -21.46
 CITI World Ex-US BMI Growth Index             19.34  38.42  -16.97  -24.13  -17.97  36.58   19.63   3.91    8.41
 Morningstar Foreign Large Growth Category     15.58  33.15  -19.15  -24.36  -20.88  52.48   14.80   6.99   13.88
 Average

PARTNERS GLOBAL EQUITY GROWTH FUND
 ADVISORS SELECT (03/01/05)
  ADVISORS PREFERRED (03/01/05)
 ADVISORS SIGNATURE CLASS (03/01/05)
 SELECT/ /(03/01/05)
 PREFERRED/ /(03/01/05)
JP Morgan Global Equity (Segment) Composite
 MSCI World Index - ND                         14.72  33.11  -19.89  -16.89  -13.18  24.93   24.34  15.76   13.48
 Morningstar World Stock Category Average      15.06  34.82  -18.57  -15.95   -8.24  40.38   13.56  13.91   16.53
                                               -------------------------------------------------------------------






278                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - INTERNATIONAL STOCK FUNDS

                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                      (THROUGH DECEMBER 31, 2005)

                                                                                  LIFE
                                                YTD   1 YR   3 YR   5 YR  10 YR  OF FUND       2005
                                               -------------------------------------------     -------
PARTNERS INTERNATIONAL FUND (12/29/03)
 ADVISORS SELECT (06/01/04)                    12.80  12.80    N/A   N/A   N/A    18.85        12.80
  ADVISORS PREFERRED (06/01/04)                12.90  12.90    N/A   N/A   N/A    18.99        12.90
 ADVISORS SIGNATURE CLASS (11/01/04)           12.55  12.55    N/A   N/A   N/A    16.21        12.55
 SELECT (06/01/04)                             13.18  13.18    N/A   N/A   N/A    19.25        13.18
 PREFERRED/ /(06/01/04)                        13.32  13.32    N/A   N/A   N/A    19.35        13.32
Fidelity International Composite                             24.15  5.62  7.62
 MSCI EAFE (Europe, Australia, Far East)
 Index - ND                                    13.54  13.54  23.68  4.56  5.84    19.98        13.54
 Morningstar Foreign Large Blend Category      14.55  14.55  21.30  2.93  6.47    19.76        14.55
 Average
                                               -------------------------------------------     -------

                                                                    ANNUAL TOTAL RETURNS
                                                                  (YEAR ENDED DECEMBER 31)


                                               2004   2003    2002    2001    2000   1999   1998   1997   1996
                                               -----------------------------------------------------------------
PARTNERS INTERNATIONAL FUND (12/29/03)
 ADVISORS SELECT (06/01/04)
  ADVISORS PREFERRED (06/01/04)
 ADVISORS SIGNATURE CLASS (11/01/04)           19.62
 SELECT (06/01/04)
 PREFERRED/ /(06/01/04)
Fidelity International Composite
 MSCI EAFE (Europe, Australia, Far East)       20.25  38.59  -15.94  -21.44  -14.17  26.96  20.00  1.78    6.05
 Index - ND
 Morningstar Foreign Large Blend Category      17.59  33.32  -19.15  -24.36  -20.88  52.48  14.80  6.99   13.88
 Average                                       -----------------------------------------------------------------








6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


Principal Investors Fund                                              279
www.principal.com

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


280                                              Principal Investors Fund
                                                          1-800-547-7754

MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


MORNINGSTAR WORLD STOCK CATEGORY AVERAGE invest the majority of their assets in the U.S., Europe, and Japan, with the remainder divided among the globe's smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


Principal Investors Fund                                              281
www.principal.com

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


282                                              Principal Investors Fund
                                                          1-800-547-7754

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2006 which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http:// www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


Principal Investors Fund                                              283
www.principal.com

                         PRINCIPAL INVESTORS FUND, INC.



                                    CLASS J


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



               The date of this Prospectus is March 1, 2006.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS



Fund Descriptions.......................................................

 Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........

  Ultra Short Bond Fund f/k/a Capital Preservation Fund .................


 Conservative Funds
  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund ..

  High Quality Intermediate-Term Bond Fund..............................

  Inflation Protection Fund.............................................

  Preferred Securities Fund.............................................


 Moderate Funds
  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  MidCap Value Fund.....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth Fund.........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................

  Partners MidCap Value Fund............................................


 Aggressive Funds
  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  Partners MidCap Growth Fund...........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................

  Partners SmallCap Value Fund..........................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................

  SmallCap Value Fund...................................................


 Dynamic Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................

  International Growth Fund .............................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................


2                                                Principal Investors Fund
                                                          1-800-247-4123

General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 How to Buy Fund Shares.................................................

 How to Redeem (Sell) Shares............................................

 How to Exchange Shares Among Principal Investors Funds.................

 Dividends and Distributions............................................

 General Information About a Fund Account...............................

 Portfolio Holdings Information.........................................

 Financial Highlights...................................................

Appendix A..............................................................

Additional Information..................................................


Principal Investors Fund                                                3
www.principal.com

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.


4                                                Principal Investors Fund
                                                          1-800-247-4123

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:

.. Alliance Capital Management, L.P. ("Alliance")
.. AllianceBernstein Investment Research and Management ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Ark Asset Management Co., Inc. ("Ark Asset")
.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")
.. BNY Investment Advisors ("BNY")
.. Columbus Circle Investors ("CCI")*
.. Emerald Advisers, Inc. ("Emerald")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, CCI, Principal, Principal - REI, Princor Financial Services Corporation ("Princor"), Principal Life and Spectrum are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.


CLASS J SHARES
Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through registered representatives of:
.. Princor who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
.. Princor selling Class J shares as a result of certain plan or contract terminations;
.. selected broker/dealers selling Class J shares in conjunction with the
  Principal Income IRA or 403(b) plans or health savings accounts;
.. registered representatives of Princor and of selected broker/dealers selling
  Class J shares in conjunction with payroll deduction plans; and .. selected broker-dealers with which Princor has entered into a selling agreement.

Class J shares are offered only:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life; and
.. to customers of Principal Connection.

Class J shares of the MidCap Value, Preferred Securities and SmallCap Value Funds are available through Principal Passage, a fee-based brokerage account. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.


Principal Investors Fund                                                5
www.principal.com

For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). Each Fund's operating expenses are shown with the description of the Fund and are stated as a percentage of Fund assets. A discussion of fees and expenses appears later in the Prospectus under the caption "The Costs of Investing."

The description of each Fund includes examples of the costs associated with investing in the Fund. The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses remain the same. Your actual costs of investing in a particular Fund may be higher or lower than the costs assumed for purposes of the examples.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may


6                                                Principal Investors Fund
                                                          1-800-247-4123
  not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                7
www.principal.com

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


8                                                Principal Investors Fund
                                                          1-800-247-4123

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.


Principal Investors Fund                                                9
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"0.53

"2003"0.01


"2004"0.2


"2005"2.2




LOGO

Year-to-date return as of December 31, 2005 for Class J is 2.20%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '05                                      0.80%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                      0.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             PAST 1 YEAR       LIFE OF FUND*
 CLASS J .................................
                                                 1.20              1.08
 Lehman Brothers U.S. Treasury Bellwethers
 3 Month Index ...........................       3.08              2.20
   Index performance does not reflect deductions for fees, expenses or taxes.
  To obtain the Fund's current yield, call
  1-800-547-7754

 *Lifetime results are measured from the date the Class J shares were first sold. (March 1, 2001)


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.40%
 12b-1 Fees* .......................   0.25
 Other Expenses.....................   0.50
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.15%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $217     $365     $633     $1,398          $117    $365    $633     $1,398



10                                               Principal Investors Fund
                                                          1-800-247-4123

SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the prospectus entitled "Certain Investment Strategies and Related Risks)


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the


Principal Investors Fund                                               11
www.principal.com

Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 110.8%.


12                                               Principal Investors Fund
                                                          1-800-247-4123

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               13
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"6.77

"2003"1.81


"2004"0.45


"2005"1.42




LOGO

Year-to-date return as of December 31, 2005 for Class J is 1.42%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      3.08%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -1.70%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)                0.44                              2.95
     (AFTER TAXES ON
     DISTRIBUTIONS)....               -0.69                              1.65
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                0.28                              1.74
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index ................                1.44                              4.38
 Morningstar Short-Term
 Bond Category Average                 1.43                              3.45
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.40
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.28
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.27



 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


14                                               Principal Investors Fund
                                                          1-800-247-4123

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                             IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL
                                                                                                                     YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                             1        3        5         10            1       3  10
 CLASS J                                                                $229     $403     $697     $1,534          $129    $403  $69



Principal Investors Fund                                               15
www.principal.com

ULTRA SHORT BOND FUND F/K/A CAPITAL PERSERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


In addition, though the Fund invests primarily in investment grade securities, Principal may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by Principal to be of comparable quality.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):


21.63% in securities      21.77% in securities       0.00% in securities rated
rated Aaa                 rated Baa                  Caa
12.84% in securities      4.64% in securities rated  0.00% in securities rated
rated Aa                  Ba                         Ca
38.62% in securities      0.50% in securities rated
rated A                   B




The above percentages for Aa, A and Baa rated securities include unrated securities in the amount of 0.18%, 0.43%, and 0.58%. respectively, which have been determined by the Manager to be of comparable quality.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


16                                               Principal Investors Fund
                                                          1-800-247-4123

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


Principal Investors Fund                                               17
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 54.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


18                                               Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since June 15, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"3.12

"2003"2.18


"2004"1.74


"2005"2.14




 LOGO

 The year-to-date return as of December 31, 2005 for Class J is 2.14%.
 On July 29, 2004, the Fund converted to a money market fund. On May 27,
 2005, the Fund converted to an ultra short term bond fund.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '05                                     0.74%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '04                                     0.23%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)               1.15                               2.45
     (AFTER TAXES ON
     DISTRIBUTIONS.....               0.25                               1.51
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               0.74                               1.52
 6-Month LIBOR Index ..               3.33                               2.25
 Morningstar Ultrashort
 Bond Category Average                2.49                               2.35
   Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.26
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          1.16
  The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally paid by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.20%.

 (expenses that are deducted from Fund assets) as of October 31, 2005

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                               19
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $218     $368     $638     $1,409          $118    $368    $638     $1,409




20                                               Principal Investors Fund
                                                          1-800-247-4123

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

59.35% in securities      14.61% in securities       0.56% in securities rated
rated Aaa                 rated Baa                  Caa
5.95% in securities       3.30% in securities rated  0.06% in securities rated
rated Aa                  Ba                         Ca
12.55% in securities      3.60% in securities rated  0.02% in securities rated
rated A                   B                          C




The above percentages for Aaa, Baa, Ba and B rated securities includes 0.02%, 0.01%, 0.01%, and 0.03% respectively of unrated securities which have been determined by the manager to be of comparable quality.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates.


Principal Investors Fund                                               21
www.principal.com

Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


22                                               Principal Investors Fund
                                                          1-800-247-4123

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               23
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"8.22

"2003"3.27


"2004"3.89


"2005"1.9



LOGO

The year-to-date return as of December 31, 2005 for Class J is 1.90%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     4.03%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.50%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)                0.91                              4.35
     (AFTER TAXES ON
     DISTRIBUTIONS) ...               -0.24                              2.99
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                0.59                              2.89
 Lehman Brothers
 Aggregate Bond Index .                2.43                              5.54
 Morningstar
 Intermediate-Term Bond
 Category Average......                1.79                              4.92
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees...................     0.54
 12b-1 Fees........................     0.50
 Other Expenses*...................     0.48
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.52


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


24                                               Principal Investors Fund
                                                          1-800-247-4123

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $255     $480     $829     $1,813          $155    $480    $82$1



Principal Investors Fund                                               25
www.principal.com

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying


26                                               Principal Investors Fund
                                                          1-800-247-4123
mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 542.3%.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               27
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"7.75

"2003"0.83


"2004"2.8


"2005"1.4



LOGO

The year-to-date return as of December 31, 2005 for Class J is 1.40%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                     3.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -1.78%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)                0.41                              3.49
     (AFTER TAXES ON
     DISTRIBUTIONS)....               -0.66                              2.13
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                0.26                              2.16
 Lehman Brothers
 Government/Mortgage
 Index.................                2.63                              5.13
 Morningstar
 Intermediate
 Government Category
 Average ..............                1.90                              4.46
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March
  1, 2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.40
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.28
                                       ----
       TOTAL FUND OPERATING EXPENSES   1.18


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


28                                               Principal Investors Fund
                                                          1-800-247-4123

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $220     $375     $649     $1,432          $120    $375    $64$1



Principal Investors Fund                                               29
www.principal.com

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


30                                               Principal Investors Fund
                                                          1-800-247-4123

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 177.4%.


Principal Investors Fund                                               31
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


32                                               Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"8.71

"2003"2.88


"2004"3.44


"2005"1.97



LOGO

The year-to-date return as of December 31, 2005 for Class J is 1.97%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     4.46%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.47%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)
                                       0.98                              4.32
     (AFTER TAXES ON
     DISTRIBUTIONS)....               -0.03                              2.84
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                0.65                              2.81
 Lehman Brothers
 Aggregate Bond Index .                2.43                              5.54
 Morningstar
 Intermediate-Term Bond
 Category Average......                1.79                              4.92
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March
  1, 2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................        0.40%
 12b-1 Fees...........................        0.50
 Other Expenses*......................        0.62
                                              ----
         TOTAL FUND OPERATING EXPENSES        1.52%
 Expense Reimbursement ...............        0.17
                                              ----
                          NET EXPENSES        1.35%
  The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.



 EXAMPLE


Principal Investors Fund                                               33
www.principal.com

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $237     $461     $810     $1,796          $137    $461    $810     $1,796




34                                               Principal Investors Fund
                                                          1-800-247-4123

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


Principal Investors Fund                                               35
www.principal.com

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


36                                               Principal Investors Fund
                                                          1-800-247-4123

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


Principal Investors Fund                                               37
www.principal.com

Principal has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"2.32


LOGO

The year-to-date return as of December 31, 2005 for Class J is 2.32%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2' 05                                      2.88%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05 -0.58%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)                1.34                               1.64
     (AFTER TAXES ON
     DISTRIBUTIONS)....               -0.40                              -0.10
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                0.86                               0.40
 Lehman Brothers US
 Treasury TIPS
 Index/(1)/ ...........                2.84                               2.84
 Lehman Brothers Global
 Real: U.S. TIPS Index                 2.84                               3.22
 Morningstar Long-Term
 Government Category
 Average ..............                3.29                               3.26
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (December
  29, 2004).
  **This index is now the benchmark against which the Fund measures its performance. The
  Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees..........................        0.40%
 12b-1 Fees...............................        0.50
 Other Expenses (estimated) ..............        3.34
                                                  ----
      TOTAL ANNUAL FUND OPERATING EXPENSES        4.24%
 Expense Reimbursement ...................        3.09
                                                  ----
                              NET EXPENSES        1.15%


 * Other Expenses include:
  Reverse Repurchase Agreement Interest
  Expense                                         1.02
 The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.15%.




38                                               Principal Investors Fund
                                                          1-800-247-4123

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                            1        3          5         10            1       3         5          10
 CLASS J                               $217     $956     $1,861     $4,185          $117    $956    $1,861     $4,185




Principal Investors Fund                                               39
www.principal.com

PREFERRED SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


40                                               Principal Investors Fund
                                                          1-800-247-4123

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


Principal Investors Fund                                               41
www.principal.com

Spectrum has been the Sub-Advisor since the Fund's inception date on May 1, 2002. Class J shares were added to the Fund on December 29, 2003.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2004"3.57

"2005"0.69



LOGO

The year-to-date return as of December 31, 2005 for Class J shares is 0.69%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                      3.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -5.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)                        -0.27                              2.16
     (AFTER TAXES ON
     DISTRIBUTIONS) ...                        -1.83                              0.52
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                         0.13                              0.91
 Merrill Lynch
 Preferred Stock Hybrid
 Index/(1)/............                         0.46                              2.96
 Lehman Brothers
 Aggregate Bond Index .                         2.43                              3.38
 Morningstar
 Intermediate-Term Bond
 Category Average......                         1.79                              2.90
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *
  Lifetime results are measured from the date the Class J shares were first sold (December
  29, 2003).
 ///(1)/ This index is now the benchmark against which the Fund measures its performance.
  The Manager and the portfolio manager believe this Index is more representative of the investment approach employed by the Fund. The new index is made up solely of exchange-listed, investment grade preferred securities.


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                            CLASS J
 Management Fees....................         0.75%
 12b-1 Fees.........................         0.50
 Other Expenses ....................         0.38
                                             ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES         1.63%
 Expense Reimbursement .............         0.03
                                             ----
                        NET EXPENSES         1.60%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.60%.




42                                               Principal Investors Fund
                                                          1-800-247-4123

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $263     $511     $883     $1.930          $163    $511    $883     $1.930






Principal Investors Fund                                               43
www.principal.com

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005 this range was between approximately $898 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


44                                               Principal Investors Fund
                                                          1-800-247-4123

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-28.97

"2003"23.43


"2004"8.31


"2005"10.69




LOGO

The year-to-date return as of December 31, 2005 for Class J is 10.69%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     10.37%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02-15.79%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               9.69                               -1.69
     (AFTER TAXES ON
     DISTRIBUTIONS)....               9.69                               -1.72
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               6.30                               -1.45
 Russell 1000 Growth
 Index ................               5.26                               -1.30
 Morningstar Large
 Growth Category
 Average ..............               6.46                               -0.84
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.55
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.43
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.48



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               45
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $251     $468     $808     $1,768          $151    $468    $808     $1,768




46                                               Principal Investors Fund
                                                          1-800-247-4123

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $665 million and $370.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                               47
www.principal.com

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


48                                               Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-22.97

"2003"26.89


"2004"9.76


"2005"4.01



LOGO

The year-to-date return as of December 31, 2005 for Class J is 4.01%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.49%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               3.01                                0.67
     (AFTER TAXES ON
     DISTRIBUTIONS)....               2.81                                0.34
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               2.22                                0.54
 S&P 500 Index ........               4.91                                1.84
 Morningstar Large
 Blend Category Average               5.77                                1.82
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.15
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.21
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.86



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               49
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $188     $274     $477     $1,061          $88     $274    $477     $1,061




50                                               Principal Investors Fund
                                                          1-800-247-4123

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


Principal Investors Fund                                               51
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


52                                               Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-13.72

"2003"24.11


"2004"11.43


"2005"5.91



LOGO

The year-to-date return as of December 31, 2005 for Class J is 5.91%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -15.25%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS (BEFORE TAXES)..               4.91                                3.96
     (AFTER TAXES ON
     DISTRIBUTIONS)....               4.27                                3.66
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               3.65                                3.34
 Russell 1000 Value
 Index ................               7.05                                6.00
 Morningstar Large
 Value Category Average               5.88                                4.46
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *
  Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.45
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.36
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.31



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               53
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $233     $415     $718     $1,579          $133    $415    $718     $1,579




54                                               Principal Investors Fund
                                                          1-800-247-4123

MIDCAP VALUE FUND

The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $563 million and $18.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual


Principal Investors Fund                                               55
www.principal.com
funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 167.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


56                                               Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-8.95

"2003"26.8


"2004"15.67


"2005"12.13




LOGO

The year-to-date return as of December 31, 2005 for Class J is 12.13%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.64%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -12.89%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               11.17                               9.72
     (AFTER TAXES ON
     DISTRIBUTIONS)....                6.76                               8.29
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                8.47                               7.76
 Russell Midcap Value
 Index ................               12.65                              12.84
 Morningstar Mid-Cap
 Value Category Average                8.41                              10.29
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.65
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.26
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.41


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               57
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $244     $446     $771     $1,691          $144    $446    $771     $1,691




58                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of December 31, 2005 this range was between approximately $665 million and $370.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


Principal Investors Fund                                               59
www.principal.com

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


60                                               Principal Investors Fund
                                                          1-800-247-4123

T. Rowe Price became the Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-17.17

"2003"22.9


"2004"9.41


"2005"4.16



LOGO

The year-to-date return as of December 31, 2005 for Class J is 4.16%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.02%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -15.63%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               3.16                                2.00
     (AFTER TAXES ON
     DISTRIBUTIONS)....               2.31                                1.61
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               2.78                                1.65
 S&P 500 Index ........               4.91                                1.84
 Morningstar Large
 Blend Category Average               5.77                                1.39
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.75
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.24
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.49



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               61
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $252     $471     $813     $1,779          $152    $471    $813     $1,779




62                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP BLEND FUND I

The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005, the range was between approximately $665 million and $370.3 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM evaluates investments using quantitative models that evaluate companies' fundamental characteristics to identify those stocks expected to outperform and underperform the index. This proprietary multifactor model has been rigorously tested within the large cap universe in which the Fund invests. GSAM seeks to outperform the index by overweighting those stocks that are attractive according to the multifactor model and underweighting stocks that appear unattractive. GSAM seeks a broad representation in the major sectors of the U.S. economy.


GSAM also uses a proprietary risk model that seeks to create a portfolio that maintains risk, style, capitalization and industry characteristics similar to the S&P 500 Index, as well as similar earnings growth and dividend yield characteristics. GSAM seeks to add value from stock selection rather than sector rotation or market timing strategies.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Principal Investors Fund                                               63
www.principal.com

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


64                                               Principal Investors Fund
                                                          1-800-247-4123

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-25.65

"2003"26.74


"2004"10.03


"2005"5.42



LOGO

The year-to-date return as of December 31, 2005 for Class J is 5.42%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.73%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               4.42                               -0.32
     (AFTER TAXES ON
     DISTRIBUTIONS)....               4.32                               -0.40
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               3.00                               -0.29
 S&P 500 Index ........               4.91                                1.84
 Morningstar Large
 Blend Category Average               5.77                                1.82
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results for the index(es) shown are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.45
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.25
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.20



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               65
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $222     $381     $660     $1,455          $122    $381    $660     $1,455




66                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


Principal Investors Fund                                               67
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


68                                               Principal Investors Fund
                                                          1-800-247-4123

GMO became the Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"22.3

"2004"1.88


"2005"2.59



LOGO

The year-to-date return as of December 31, 2005 for Class J is 2.59%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.30%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04-5.62%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               1.59                                8.52
     (AFTER TAXES ON
     DISTRIBUTIONS)....               1.49                                8.18
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               1.13                                7.31
 Russell 1000 Growth
 Index ................               5.26                               13.23
 S&P 500 Index ........               4.91                               14.39
 Morningstar Large
 Growth Category
 Average ..............               6.46                               14.01
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (December
  30, 2002).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                               CLASS J
 Management Fees.......................         1.00%
 12b-1 Fees............................         0.50
 Other Expenses........................         0.63
                                                ----
   TOTAL ANNUAL FUND OPERATING EXPENSES         2.13%
 Expense Reimbursement ................         0.38
                                                ----
                           NET EXPENSES         1.75%
 The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.



 EXAMPLE


Principal Investors Fund                                               69
www.principal.com

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                            1        3          5         10            1       3         5          10
 CLASS J                               $278     $624     $1,103     $2,427          $178    $624    $1,103     $2,427




70                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of December 31, 2005, this range was between approximately $898 million and $371.7 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


Principal Investors Fund                                               71
www.principal.com
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 66.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


72                                               Principal Investors Fund
                                                          1-800-247-4123

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-28.41

"2003"22.57


"2004"8.13


"2005"6.69



LOGO

The year-to-date return as of December 31, 2005 for Class J is 6.69%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               5.69                               -1.44
     (AFTER TAXES ON
     DISTRIBUTIONS)....               4.87                               -1.61
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               4.30                               -1.26
 Russell 1000 Growth
 Index ................               5.26                               -1.30
 Morningstar Large
 Growth Category
 Average ..............               6.46                               -0.84
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.74
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.41
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.65



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               73
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $268     $520     $897     $1,955          $168    $520    $897     $1,955




74                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005, the range was between approximately $898 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.


The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to the volume of net cash flows and Fund liquidity.



MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


Principal Investors Fund                                               75
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


76                                               Principal Investors Fund
                                                          1-800-247-4123

American Century has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-26.61

"2003"24.91


"2004"8.41


"2005"4



LOGO

The year-to-date return as of December 31, 2005 for Class J is 4.00%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.15%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.52%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               3.00                               -0.58
     (AFTER TAXES ON
     DISTRIBUTIONS)....               2.82                               -0.70
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               2.18                               -0.52
 Russell 1000 Growth
 Index ................               5.26                               -1.30
 Morningstar Large
 Growth Category
 Average ..............               6.46                               -0.84
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees....................         1.00%
 12b-1 Fees.........................         0.50
 Other Expenses.....................         0.50
                                             ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES         2.00%
 Expense Reimbursement .............         0.25
                                             ----
                        NET EXPENSES         1.75%
 The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.

 (expenses that are deducted from Fund assets) as of October 31, 2005

 EXAMPLE


Principal Investors Fund                                               77
www.principal.com

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $278     $599     $1,051     $2,304          $178    $599    $1,051     $2,304





78                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.


The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to the volume of net cash flows and Fund liquidity.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


Principal Investors Fund                                               79
www.principal.com

FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


80                                               Principal Investors Fund
                                                          1-800-247-4123

Bernstein has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-14.37

"2003"26.23


"2004"12.41


"2005"4.48



LOGO

The year-to-date return as of December 31, 2005 for Class J is 4.48%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               3.48                                5.99
     (AFTER TAXES ON
     DISTRIBUTIONS) ...               2.82                                5.73
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               3.15                                5.14
 Russell 1000 Value
 Index................                7.05                                6.00
 Morningstar Large
 Value Category Average               5.88                                4.46
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees...................    0.78
 12b-1 Fees........................    0.50
 Other Expenses....................    0.26
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.54



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               81
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $257     $486     $839     $1,834          $157    $486    $839     $1,834




82                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $563 million and $18.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


Principal Investors Fund                                               83
www.principal.com

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


84                                               Principal Investors Fund
                                                          1-800-247-4123

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-10.75

"2003"34.66


"2004"21.45


"2005"9.89



LOGO

The year-to-date return as of December 31, 2005 for Class J is 9.89%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -14.59%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)                8.89                              10.80
     (AFTER TAXES ON
     DISTRIBUTIONS)....                7.25                              10.08
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                7.47                               9.24
 Russell Midcap Value
 Index ................               12.65                              12.84
 Morningstar Mid-Cap
 Value Category Average                8.41                              10.29
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   1.00
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.35
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.85



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               85
www.principal.com

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $288     $582     $1,001     $2,169          $188    $582    $1,001     $2,169




86                                               Principal Investors Fund
                                                          1-800-247-4123

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2005, this range was between approximately $563 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or


Principal Investors Fund                                               87
www.principal.com
technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


88                                               Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-9.3

"2003"30.67


"2004"16.74


"2005"8.38



LOGO

The year-to-date return as of December 31, 2005 for Class J is 8.38%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.87%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-9.42%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)                7.38                               8.94
     (AFTER TAXES ON
     DISTRIBUTIONS)....                6.56                               8.53
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                5.89                               7.75
 Russell Midcap Index .               12.65                               9.82
 Morningstar Mid-Cap
 Blend Category Average                9.21                               8.94
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.65
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.28
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.43



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               89
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $246     $452     $782     $1,713          $146    $452    $782     $1,713




90                                               Principal Investors Fund
                                                          1-800-247-4123

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $996 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               91
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 233.8%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


92                                               Principal Investors Fund
                                                          1-800-247-4123

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-41.07

"2003"31.06


"2004"9.44


"2005"12.32



LOGO

The year-to-date return as of December 31, 2005 for Class J is 12.32%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     16.80%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02-28.52%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               11.32                              -4.20
     (AFTER TAXES ON
     DISTRIBUTIONS)....               11.32                              -4.20
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                7.36                              -3.52
 Russell Midcap Growth
 Index ................               12.10                               4.29
 Morningstar Mid-Cap
 Growth Category
 Average ..............                9.70                               2.71
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.65
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.43
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.58



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               93
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $261     $499     $860     $1,878          $161    $499    $860     $1,878




94                                               Principal Investors Fund
                                                          1-800-247-4123

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $423.4 million and $14.6 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                               95
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


96                                               Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-16.07

"2003"33.71


"2004"15.18


"2005"11.31



LOGO

The year-to-date return as of December 31, 2005 for Class J is 11.31%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    17.14%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.87%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               10.31                               8.39
     (AFTER TAXES ON
     DISTRIBUTIONS)....                9.54                               8.02
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                7.57                               7.18
 S&P MidCap 400 Index .               12.55                               9.74
 Morningstar Mid-Cap
 Blend Category Average                9.21                               8.94
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.15
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.34
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   0.99



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               97
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $201     $315     $547     $1,213          $101    $315    $547     $1,213




98                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005 this range was between approximately $996 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               99
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 185.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


100                                              Principal Investors Fund
                                                          1-800-247-4123

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-32.51

"2003"47.14


"2004"11.23


"2005"11.17



LOGO

The year-to-date return as of December 31, 2005 for Class J is 11.17%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     18.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02-18.88%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               10.17                               1.47
     (AFTER TAXES ON
     DISTRIBUTIONS)....               10.05                               1.44
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                6.78                               1.25
 Russell Midcap Growth
 Index ................               12.10                               4.29
 Morningstar Mid-Cap
 Growth Category
 Average ..............                9.70                               2.71
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   1.00
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.39
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.89



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              101
www.principal.com

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $292     $594     $1,021     $2,212          $192    $594    $1,021     $2,212




102                                              Principal Investors Fund
                                                          1-800-247-4123

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $607 million and $4.4 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some


Principal Investors Fund                                              103
www.principal.com
investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


104                                              Principal Investors Fund
                                                          1-800-247-4123

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-41.11

"2003"46.12


"2004"13.41


"2005"4.56



LOGO

Year-to-date return as of December 31, 2005 for Class J is 4.56%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      20.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-23.64%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               3.56                                0.59
     (AFTER TAXES ON
     DISTRIBUTIONS)....               3.56                                0.59
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               2.31                                0.51
 Russell 2000 Growth
 Index ................               4.15                                3.85
 Morningstar Small
 Growth Category
 Average ..............               5.74                                4.60
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................         1.10%
 12b-1 Fees.........................         0.50
 Other Expenses.....................         0.61
                                             ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES         2.21%
 Expense Reimbursement .............         0.16
                                             ----
                        NET EXPENSES         2.05%

 The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.



 EXAMPLE


Principal Investors Fund                                              105
www.principal.com

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $308     $673     $1,168     $2,530          $208    $673    $1,168     $2,530





106                                              Principal Investors Fund
                                                          1-800-247-4123

PARTNERS SMALLCAP GROWTH FUND II

The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, this range was between approximately $607 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, efficient use of shareholder equity and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                              107
www.principal.com

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


108                                              Principal Investors Fund
                                                          1-800-247-4123

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-25.31

"2003"43.35


"2004"9.92


"2005"6.05



LOGO

The year-to-date return as of December 31, 2005 for Class J is 6.05%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                        20.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02  -14.09%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               5.05                                2.82
     (AFTER TAXES ON
     DISTRIBUTIONS)....               4.15                                2.52
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               4.44                                2.39
 Russell 2000 Growth
 Index ................               4.15                                3.85
 Morningstar Small
 Growth Category
 Average ..............               5.74                                4.60
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................         1.00%
 12b-1 Fees.........................         0.50
 Other Expenses.....................         0.64
                                             ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES         2.14%
 Expense Reimbursement .............         0.09
                                             ----
                        NET EXPENSES         2.05%

 The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.


 EXAMPLE


Principal Investors Fund                                              109
www.principal.com

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $317     $670     $1,149     $2,472          $217    $670    $1,149     $2,472




110                                              Principal Investors Fund
                                                          1-800-247-4123

PARTNERS SMALLCAP VALUE FUND

The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $38 million and $3.5 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


Principal Investors Fund                                              111
www.principal.com

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


112                                              Principal Investors Fund
                                                          1-800-247-4123

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-11.11

"2003"36.62


"2004"16.81


"2005"6.62



LOGO

The year-to-date return as of December 31, 2005 for Class J is 6.62%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      19.16%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -21.07%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               5.63                               12.07
     (AFTER TAXES ON
     DISTRIBUTIONS)....               4.41                               11.63
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               5.34                               10.44
 Russell 2000 Value
 Index ................               4.71                               13.44
 Morningstar Small
 Value Category Average               6.13                               13.40
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................         1.00%
 12b-1 Fees.........................         0.50
 Other Expenses.....................         0.55
                                             ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES         2.05%
 Expense Reimbursement .............         0.10
                                             ----
                        NET EXPENSES         1.95%

 The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.



 EXAMPLE


Principal Investors Fund                                              113
www.principal.com

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $298     $631     $1,093     $2,370          $198    $631    $1,093     $2,370





114                                              Principal Investors Fund
                                                          1-800-247-4123

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates


Principal Investors Fund                                              115
www.principal.com

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.


116                                              Principal Investors Fund
                                                          1-800-247-4123

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"6.87

"2003"37.01


"2004"32.94


"2005"14.7



LOGO

The year-to-date return as of December 31, 2005 for Class J is 14.70%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                      17.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -7.48%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               13.70                              20.65
     (AFTER TAXES ON
     DISTRIBUTIONS)....               12.53                              19.35
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                9.46                              17.56
 MSCI US REIT Index ...               12.52                              19.82
 Morningstar Specialty
 - Real Estate Category
 Average ..............               11.59                              19.39
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.85
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.28
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.63



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              117
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $266     $514     $887     $1,933          $166    $514    $887     $1,933




118                                              Principal Investors Fund
                                                          1-800-247-4123

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2005, this range was between approximately $26 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              119
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


120                                              Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-17.85

"2003"41.48


"2004"15.54


"2005"8.96



LOGO

The year-to-date return as of December 31, 2005 for Class J is 8.96%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.33%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               7.96                               10.69
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.95                               10.25
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               6.40                                9.27
 Russell 2000 Index ...               4.55                                8.90
 Morningstar Small
 Blend Category Average               6.62                               10.76
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.75
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.25
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.50



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              121
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $253     $474     $818     $1,791          $153    $474    $818     $1,791




122                                              Principal Investors Fund
                                                          1-800-247-4123

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $607 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


Principal Investors Fund                                              123
www.principal.com
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


124                                              Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-39.83

"2003"47.12


"2004"13.61


"2005"3.6



LOGO

The year-to-date return as of December 31, 2005 for Class J is 3.60%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     29.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -24.26%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               2.63                                0.29
     (AFTER TAXES ON
     DISTRIBUTIONS)....               1.49                               -0.43
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               2.74                               -0.01
 Russell 2000 Growth
 Index ................               4.15                                3.85
 Morningstar Small
 Growth Category
 Average ..............               5.74                                4.60
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF

                                      CLASS J
 Management Fees....................   0.75
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.34
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.59

 October 31, 2005

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              125
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $262     $502     $866     $1,889          $162    $502    $866     $1,889




126                                              Principal Investors Fund
                                                          1-800-247-4123

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $46 million and $3.7 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              127
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


128                                              Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-15.75

"2003"36.58


"2004"21.24


"2005"6.55



LOGO

The year-to-date return as of December 31, 2005 for Class J is 6.55%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.38%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.78%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)
                                      5.55                               10.23
     (AFTER TAXES ON
     DISTRIBUTIONS)....               5.12                                9.90
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               4.02                                8.78
 S&P SmallCap 600 Index               7.67                               11.64
 Morningstar Small
 Blend Category Average               6.62                               10.76
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.15
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.35
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.00



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              129
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $202     $318     $552     $1,225          $102    $318    $552     $1,225




130                                              Principal Investors Fund
                                                          1-800-247-4123

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $38 million and $3.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


Principal Investors Fund                                              131
www.principal.com
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 133.7%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


132                                              Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-3.49

"2003"42.14


"2004"18.93


"2005"8.35



LOGO

The year-to-date return as of December 31, 2005 for Class J is 8.35%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    22.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.38%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)               7.35                              14.75
     (AFTER TAXES ON
     DISTRIBUTIONS)....               5.11                              13.21
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               5.29                              12.11
 Russell 2000 Value
 Index ................               4.71                              13.44
 Morningstar Small
 Value Category Average               6.13                              13.40
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *
  Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.75
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.31
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.56



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              133
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $259     $493     $850     $1,856          $159    $493    $850     $1,856




134                                              Principal Investors Fund
                                                          1-800-247-4123

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign


Principal Investors Fund                                              135
www.principal.com
currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


136                                              Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-17.17

"2003"32.35


"2004"19.18


"2005"22.98





LOGO

The year-to-date return as of December 31, 2005 for Class J is 22.98%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.41%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.93%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)               21.98                              6.19
     (AFTER TAXES ON
     DISTRIBUTIONS)....               21.17                              5.96
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               15.08                              5.30
 Citigroup BMI Global
 ex-US Index**.........               19.59                              9.85
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........               13.54                              4.55
 Morningstar Foreign
 Large Blend Category
 Average ..............               14.55                              4.82
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March
  1, 2001).
  **This index is now the benchmark against which the Fund measures its performance. The
  Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES OF THE FUND The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.90
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.29
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.69



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              137
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $272     $533     $918     $1,998          $172    $533    $918     $1,998




138                                              Principal Investors Fund
                                                          1-800-247-4123

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              139
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


140                                              Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-7.72

"2003"54.96


"2004"24.6


"2005"34.83



LOGO

Year-to-date return as of December 31, 2005 for Class J is 34.83%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    21.53%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-16.22%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)               33.83                              18.56
     (AFTER TAXES ON
     DISTRIBUTIONS)....               30.43                              17.64
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               22.85                              16.01
 MSCI Emerging Markets
 Free Index - NDTR** ..               34.00                              18.64
 MSCI Emerging Markets
 Free Index - ID ......               30.31                              16.29
 Morningstar
 Diversified Emerging
 Markets Category
 Average ..............               31.64                              18.17
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001)
 ///*//*//
  /This index is now the benchmark against which the Fund measures its performance. The
  Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES OF THE FUND The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees.......................  1.35
 12b-1 Fees............................  0.50
 Other Expenses........................  0.37
                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES  2.22



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              141
www.principal.com

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $325     $694     $1,190     $2,554          $225    $694    $1,190     $2,554




142                                              Principal Investors Fund
                                                          1-800-247-4123

INTERNATIONAL  GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


Principal Investors Fund                                              143
www.principal.com

FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 139.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


144                                              Principal Investors Fund
                                                          1-800-247-4123

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-16.86

"2003"37.37


"2004"21.58


"2005"21.41



LOGO

The year-to-date return as of December 31, 2005 for Class J is 21.41%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -21.48%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)
                                      20.41                               7.85
     (AFTER TAXES ON
     DISTRIBUTIONS)....               18.04                               6.96
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               14.43                               6.44
 CITI World Ex-US BMI
 Growth Index**........               17.18                               6.57
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........               13.54                               4.55
 Morningstar Foreign
 Large Growth Category
 Average ..............               15.27                               4.22
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).
 ** This index is now the benchmark against which the Fund measures its performance. The
  Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   1.00
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.38
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.88



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                              145
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $291     $591     $1,016     $2,201          $191    $591    $1,016     $2,201




146                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


Principal Investors Fund                                              147
www.principal.com

U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.7%    Partners LargeCap Growth      4.2%
      Securities                          II
      Disciplined LargeCap       10.7     Partners LargeCap Value       5.6
      Blend
      International Growth        5.5     Preferred Securities          9.1
      LargeCap Growth             4.5     Real Estate Securities        8.5
      LargeCap Value              3.1     SmallCap S&P 600 Index        4.5
      Money Market                9.6





148                                              Principal Investors Fund
                                                          1-800-247-4123

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              149
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-5.26

"2003"17.54


"2004"11.21


"2005"4.87



LOGO

The year-to-date return as of December 31, 2005 for Class J is 4.87%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     8.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -5.65%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)               3.87                               5.91
     (AFTER TAXES ON
     DISTRIBUTIONS)....               3.15                               5.41
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               2.70                               4.83
 S&P 500 Index ........               4.91                               2.17
 Lehman Brothers
 Aggregate Bond Index .               2.43                               5.71
 Morningstar
 Conservative
 Allocation Category
 Average ..............               3.05                               3.65
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)

FEES AND EXPENSES OF THE FUND The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*


 Management Fees ......                 0.1225%
 12b-1 Fees............                 0.5000
 Other Expenses........                 0.1100
                                        ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.7325%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  0.75%.
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE


150                                              Principal Investors Fund
                                                          1-800-247-4123

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                             1         3         5        10             1        3        5         10
 CLASS J                                $175      $234      $407      $909           $75     $234     $407      $909




Principal Investors Fund                                              151
www.principal.com

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


152                                              Principal Investors Fund
                                                          1-800-247-4123

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.2%    Partners LargeCap Value       7.4%
      Securities
      Disciplined LargeCap       17.0     Partners SmallCap Growth      1.5
      Blend                               III
      International Growth        9.7     Preferred Securities          9.8
      LargeCap Growth             6.3     Real Estate Securities        8.8
      LargeCap Value              4.3     SmallCap S&P 600 Index        2.4
      Partners LargeCap           6.0     SmallCap Value                1.6
      Growth II





Principal Investors Fund                                              153
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.75%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


154                                              Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-7.83

"2003"20.52


"2004"11.57


"2005"6.95



LOGO

The year-to-date return as of December 31, 2005 for Class J is 6.95%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -7.88%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)               5.95                               6.38
     (AFTER TAXES ON
     DISTRIBUTIONS)....               5.14                               5.90
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               4.07                               5.26
 S&P 500 Index ........               4.91                               2.17
 Lehman Brothers
 Aggregate Bond Index .               2.43                               5.71
 Morningstar Moderate
 Allocation Category
 Average ..............               5.29                               3.99
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ......                  0.1225
 12b-1 Fees............                  0.5000
 Other Expenses........                  0.1100
                                         ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  0.7325

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  0.75%.
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.

 *


Principal Investors Fund                                              155
www.principal.com

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                 IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------------
                                                 1         3         5        10             1        3        5         10
 CLASS J                                    $175      $234      $407      $909           $75     $234     $407      $909




156                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                              157
www.principal.com

FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            19.0%    Partners LargeCap Value       9.3%
      Securities
      Disciplined LargeCap       19.4     Partners SmallCap Growth      2.0
      Blend                               III
      International Growth       12.0     Preferred Securities          5.3
      LargeCap Growth             7.5     Real Estate Securities        8.2
      LargeCap Value              5.2     SmallCap S&P 600 Index        2.9
      Partners LargeCap           7.1     SmallCap Value                2.1
      Growth II





158                                              Principal Investors Fund
                                                          1-800-247-4123

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.74%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              159
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-10.96

"2003"22.14


"2004"11.92


"2005"7.66



LOGO

The year-to-date return as of December 31, 2005 for Class J is 7.66%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.29%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -10.18%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)               6.66                              5.97
     (AFTER TAXES ON
     DISTRIBUTIONS)....               5.88                              5.57
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               4.59                              4.96
 S&P 500 Index ........               4.91                              2.17
 Lehman Brothers
 Aggregate Bond Index .               2.43                              5.71
 Morningstar Moderate
 Allocation Category
 Average ..............               5.29                              3.99
  Index performance does not reflect deductions for fees, expenses or taxes.
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *
  Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*


 Management Fees ......                  0.1225%
 12b-1 Fees............                  0.5000
 Other Expenses........                  0.1700
                                         ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  0.7925%
 Expense Reimbursement                   0.0425
                                         ------
           NET EXPENSES                  0.7500%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed 0.75%.
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.




160                                              Principal Investors Fund
                                                          1-800-247-4123

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                             1         3         5        10             1        3        5         10
 CLASS J                                $177      $248      $435      $976           $77     $248     $435      $976




Principal Investors Fund                                              161
www.principal.com

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an


162                                              Principal Investors Fund
                                                          1-800-247-4123
underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            13.3%    Partners LargeCap Value      10.9%
      Securities
      Disciplined LargeCap       22.1     Partners SmallCap Growth      2.5
      Blend                               III
      International Growth       12.7     Preferred Securities          3.7
      LargeCap Growth             8.9     Real Estate Securities        5.2
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.4     SmallCap Value                2.6
      Growth II





Principal Investors Fund                                              163
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


164                                              Principal Investors Fund
                                                          1-800-247-4123

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-13.55

"2003"22.74


"2004"12.11


"2005"7.97



LOGO

The year-to-date return as of December 31, 2005 for Class J is 7.97%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -12.28%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)               6.97                               6.01
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.34                               5.70
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               4.79                               5.05
 S&P 500 Index ........               4.91                               2.17
 Lehman Brothers
 Aggregate Bond Index .               2.43                               5.71
 Morningstar Moderate
 Allocation Category
 Average ..............               5.29                               3.99
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*


 Management Fees ......                 0.1225%
 12b-1 Fees............                 0.5000
 Other Expenses........                 0.2500
                                        ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.8725%
 Expense Reimbursement                  0.1225
                                        ------
           NET EXPENSES                 0.7500%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  0.75%.
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.




Principal Investors Fund                                              165
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $177     $264     $470     $1,062          $77     $264    $470     $1,062




166                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                              167
www.principal.com

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.2%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.0
      Blend                               III
      International Growth       15.8     Preferred Securities          2.2
      LargeCap Growth             9.8     Real Estate Securities        2.3
      LargeCap Value              6.6     SmallCap S&P 600 Index        4.0
      Partners LargeCap           9.2     SmallCap Value                3.1
      Growth II





168                                              Principal Investors Fund
                                                          1-800-247-4123

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              169
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-16.31

"2003"24.51


"2004"11.54


"2005"8.25



LOGO

The year-to-date return as of December 31, 2005 for Class J is 8.25%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.07%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-14.88%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J (BEFORE TAXES)               7.25                               4.90
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.72                               4.64
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               5.00                               4.11
 S&P 500 Index ........               4.91                               2.17
 Lehman Brothers
 Aggregate Bond Index .               2.43                               5.71
 Morningstar Large
 Blend Category Average               5.77                               2.15
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees* .....                 0.1225%
 12b-1 Fees............                 0.5000
 Other Expenses........                   0.59
                                          ----
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 1.2125%
 Expense Reimbursement                  0.4625
                                        ------
           NET EXPENSES                 0.7500%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed
  0.75%.
 The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.

 *


170                                              Principal Investors Fund
                                                          1-800-247-4123

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $177     $331     $614     $1,421          $77     $331    $614     $1,421




Principal Investors Fund                                              171
www.principal.com

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general


172                                              Principal Investors Fund
                                                          1-800-247-4123
  economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            38.1%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.6     Partners LargeCap Value       2.9
      Blend
      International Growth        4.0     Preferred Securities         10.6
      LargeCap Growth             2.4     Real Estate Securities        6.5
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               24.0




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              173
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-2.63

"2003"13.97


"2004"10.32


"2005"3.41



LOGO

The year-to-date return as of December 31, 2005 for Class J is 3.41%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     6.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-3.63%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               2.41                                5.45
     (AFTER TAXES ON
     DISTRIBUTIONS)....               1.41                                4.86
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               1.71                                4.37
 S&P 500 Index ........               4.91                                2.17
 Lehman Brothers
 Aggregate Bond Index .               2.43                                5.71
 Morningstar
 Conservative
 Allocation Category
 Average ..............               3.05                                3.65
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                         CLASS J
 Management Fees ......                  0.1225%
 12b-1 Fees............                  0.5000
 Other Expenses........                  0.1500
                                         ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  0.7725%
 Expense Reimbursement                   0.0225
                                         ------
           NET EXPENSES                  0.7500%

 *The Manager has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed 0.75%.
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.




174                                              Principal Investors Fund
                                                          1-800-247-4123

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                             1         3         5        10             1        3        5         10
 CLASS J                                $177      $244      $427      $955           $77     $244     $427      $955




Principal Investors Fund                                              175
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

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS

The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

ONE-TIME FEES
.. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
  . The CDSC is not imposed on shares:
    . that were purchased pursuant to the Small Amount Force Out program (SAFO); . redeemed due to a shareholder's death or disability (as defined in the
      Internal Revenue Code);
    . redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
    . sold using a periodic withdrawal plan (up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC); or
    . that were purchased through the Principal Income IRA; or . that were purchased through Principal Passage.
.. A redemption fee* of 1.00% is charged on redemptions of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code);
  or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of the shares are redemption.
.. An exchange fee* of 1.00% is charged on exchanges of $30,000 or more among the Funds if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.
  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Fund.


The Funds do not pay any fees other than those described below and do not pay any other expenses.


ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying fund, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each of the Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
.. Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.


176                                              Principal Investors Fund
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

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.


The Manager registers Class J shares with the states and the Fund pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares. Due to the low level of assets of certain Funds, the state registration fees have a dramatic impact on the Class J share expense ratios of those Funds. As the assets increase, it is expected that this expense will become a relatively small portion of the overall Fund's operating expenses for this class. The Manager has agreed to pay the state registration expenses, and if necessary other Fund expenses, on an interim basis in order to lower the total operating expense ratio for certain of the Fund's Class J shares. Therefore, the Transfer Agency Agreement for Class J shares has been amended to reflect the Manager's agreement to pay expenses of the Fund. However, the Manager reserves the right to be reimbursed for any expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.


Principal Investors Fund                                              177
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

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain


178                                              Principal Investors Fund
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

cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield


Principal Investors Fund                                              179
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

bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;


180                                              Principal Investors Fund
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

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to rack a particular market index. The Funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Diversified International, International Emerging Markets and International Growth Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in


Principal Investors Fund                                              181
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

dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Preferred Securities, Real Estate Securities and Short-Term Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations)


182                                              Principal Investors Fund
                                                          1-800-247-4123
than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.


Principal Investors Fund                                              183
www.principal.com

PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: Alliance Capital Management, L.P. ("Alliance") managed $579 billion in assets as of December 31, 2005. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau





184                                              Principal Investors Fund
                                                          1-800-247-4123

BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $579 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. the members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                                                                     DAY-TO-DAY
           FUND                                                                      FUND MANAGEMENT
           ----                                                                      ---------------
           Partners LargeCap Value                                                   Marilyn G. Fedak
                                                                                     John Mahedy
                                                                                     Chris Marx
                                                                                     John D. Phillips, Jr.





Principal Investors Fund                                              185
www.principal.com

MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN MAHEDY, CPA . Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in Bernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services at Morgan Stanley for three years in the early 1990s. Mr. Mahedy was ranked among the top-five oil analysts in the Reuters and Greenwich Associates polls in 1999 and 2000, and he was named to the Institutional Investor All-America Research Team in 1993, 1994 and 1995. Mr. Mahedy began his career as a senior auditor with Peat Marwick Main. He earned a BS and an MBA from New York University.






CHRISTOPHER W. MARX . Mr. Marx joined the firm in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent six years as a consultant for Deloitte & Touche and the Boston Consulting Group. Mr. Marx earned an AB in economics from Harvard, and an MBA from the Stanford Graduate School of Business. Location: New York.







JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $100.9 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams




E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.


186                                              Principal Investors Fund
                                                          1-800-247-4123

GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2005, Ark Asset managed $16.7 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at The IBM Retirement Funds. He earned a BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. At December 31, 2005, BHMS had approximately $55.4 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 James P. Barrow
                                        Mark Giambrone




JAMES P. BARROW . During Mr. Barrow's 43-year investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 re joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee benefit Portfolio Group and was a


Principal Investors Fund                                              187
www.principal.com
member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.



MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.


SUB-ADVISOR: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, New York, New York 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States, with over $102 billion in assets. The Bank of New York began offering investment services in the 1830s and as of December 31, 2005, managed more than $102 billion in investments for institutions and individuals.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Edward J. Von Sauers
                                        Kurt Zyla





EDWARD J. VON SAUERS . Mr. Von Sauers joined BNY Asset Management in 1987. As Division Head of Short Term Money Management, he has overall responsibility for $29 billion in short term fixed income assets. Mr. Von Sauers is a member of the Bank's Investment Policy Committee. Prior to joining the Bank, he was a portfolio manager for the New York State Power Authority. Mr. Von Sauers earned both a BBA and an MBA in Finance from Pace University.



KURT ZYLA . Mr. Zyla is the Managing Director and Division Head of Index Fund Management at BNY. Prior to managing the Division in 1998, he was an index portfolio manager and worked in the Special Investment Products area, focusing on portfolio transitions/liquidations and equity derivative product strategies. Before joining BNY in 1989, Mr. Zyla worked in the Specialty Chemical's Division of Engelhard Corporation in the areas of technical sales and product management. He earned a BS in Chemical Engineering from New Jersey Institute of Technology and an MBA from New York University's Stern School of Business.


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $5.9 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox




188                                              Principal Investors Fund
                                                          1-800-247-4123

CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a wholly-owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $2.36 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Joseph W. Garner
                                        Kenneth G. Mertz II
                                        Stacey L. Sears




The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.



KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.



JOSEPH W. GARNER . Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio


Principal Investors Fund                                              189
www.principal.com

Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.





SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $496.1 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Sean Gallagher
                                        Lisa Parisi
                                        Edward Perkin
                                        Eileen Rominger





DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at


190                                              Principal Investors Fund
                                                          1-800-247-4123

Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



SALLY POPE DAVIS . Ms. Pope Davis is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



SEAN GALLAGHER . Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.







LISA PARISI . Ms. Parisi is a Managing Director and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EDWARD PERKIN. . Mr. Perkin is a Vice President and Portfolio Manager at GSAM. Mr. Perkin joined GSAM as a research analyst in June 2002. He became a portfolio manager in June 2004. From August 2000 to May 2002, Mr. Perkin earned his MBA at Columbia Business School, during which time he served as a research intern for Fidelity Investments and Gabelli Asset Management. From September 1997 to May 2000, Mr. Perkin was a senior research analyst for a subsidiary of Fiserv, where he oversaw all matters related to compliance and historical market data.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2005, GMO managed $111 billion in client assets.

Day-to-day management of the Fund is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the Fund's portfolio, and no one person is primarily responsible for day-to-day management. The individual responsible for managing the implementation and monitoring of the overall portfolio management of the Fund is Sam Wilderman. Mr. Wilderman allocates responsibility for portions of the Fund's portfolio


Principal Investors Fund                                              191
www.principal.com
to various members of the Division, oversees the implementation of trades, reviews the overall composition of the Fund's portfolio, including compliance with stated investment objectives and strategies and monitors cash flows.


Mr. Wilderman is a member (partner) of GMO and is Director of GMO's U.S. Quantitative Division. Mr. Wilderman served as co-director of U.S. equity management in 2005. Prior to this position, he was responsible for research and portfolio management for the GMO Emerging Markets Fund, the GMO Emerging Countries Fund and the GMO Emerging Markets Quality Fund. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.


The SAI contains other information about how GMO determines the compensation of the Division's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the Division's senior member.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2005, LA Capital had assets under management of approximately $3.7 billion.

Day-to-day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners MidCap Value Fund I  David R. Borger
                                         Christine M. Kugler
                                         Stuart K. Matsuda
                                         Hal W. Reynolds
                                         Thomas D. Stevens
           Partners SmallCap Value       David R. Borger
                                         Christine M. Kugler
                                         Stuart K. Matsuda
                                         Hal W. Reynolds
                                         Thomas D. Stevens





DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.


192                                              Principal Investors Fund
                                                          1-800-247-4123

HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $105.9 billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


Principal Investors Fund                                              193
www.principal.com

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steven Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Jeff Schwarte
                                                Dirk Laschanzky
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
                                                Craig Dawson




194                                              Principal Investors Fund
                                                          1-800-247-4123

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks is a portfolio manager at Principal Global Investors. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



STEVEN LARSON, CFA. . Mr. Larson is an associate portfolio manager and equity analyst for Principal. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. Prior to that, he was Manager of the Investment Analytics Group at First American Asset Management. He received an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He is a member of the Association for Investment Management and Research (AIMR) and has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served


Principal Investors Fund                                              195
www.principal.com
as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.


196                                              Principal Investors Fund
                                                          1-800-247-4123

TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $32.0 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.



Principal Investors Fund                                              197
www.principal.com

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $13.2 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $269.5 billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


198                                              Principal Investors Fund
                                                          1-800-247-4123

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps





ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.






RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.





SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $18 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


Principal Investors Fund                                              199
www.principal.com

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at One North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $66.12 billion in assets and the Group managed approximately $581.49 billion in assets.

Investment decisions for the Partners LargeCap Value I Fund are made by investment management teams at UBS Global AM, including Thomas M. Cole, Thomas
J. Digenan, John C. Leonard and Scott C. Hazen. No memeber of the investment management team is primarily responsible for making recommendations for portfolio purchases.


The day-to-day portfolio management for the Partners SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                                                                     DAY-TO-DAY
           FUND                                                                      FUND MANAGEMENT
           ----                                                                      ---------------
           Partners LargeCap Value I                                                 Thomas M. Cole
                                                                                     Thomas J. Digenan
                                                                                     Scott C. Hazen
                                                                                     John C. Leonard
           Partners SmallCap Growth II                                               Paul A. Graham, Jr.
                                                                                     David N. Wabnik




THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading


200                                              Principal Investors Fund
                                                          1-800-247-4123

Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



SCOTT C. HAZEN, CFA . Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm's global investment team responsible for providing client service and relationship management to the firm's clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.







JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $520.7 billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


Principal Investors Fund                                              201
www.principal.com

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS

Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.





SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2005, Post had $8.1 billion in asset under management.





202                                              Principal Investors Fund
                                                          1-800-247-4123

LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


DUTIES OF THE MANAGER AND SUB-ADVISOR
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities                 0.54%     Partners LargeCap Value      0.78%
       Diversified
       International              0.90%     Partners MidCap Growth       1.00%
       Government & High
       Quality Bond               0.40%     Partners MidCap Value        1.00%
       High Quality                         Partners SmallCap Growth
       Intermediate-Term Bond     0.40%     I                            1.10%
                                            Partners SmallCap Growth
       Inflation Protection       0.40%     II                           1.00%
       International Emerging
       Markets                    1.35%     Partners SmallCap Value      1.00%
       International Growth       1.00%     Preferred Securities         0.75%
       LargeCap Growth            0.55%     Principal LifeTime 2010    0.1225%
       LargeCap S&P 500 Index     0.15%     Principal LifeTime 2020    0.1225%
       LargeCap Value             0.45%     Principal LifeTime 2030    0.1225%
       MidCap Blend               0.65%     Principal LifeTime 2040    0.1225%
       MidCap Growth              0.65%     Principal LifeTime 2050    0.1225%
                                            Principal LifeTime
       MidCap S&P 400 Index       0.15%     Strategic Income           0.1225%
       MidCap Value               0.65%     Real Estate Securities       0.85%
       Money Market               0.40%     Short-Term Bond              0.40%
       Partners LargeCap Blend    0.75%     SmallCap Blend               0.75%
       Partners LargeCap Blend
       I                          0.45%     SmallCap Growth              0.75%
       Partners LargeCap Growth   1.00%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Growth
       I                          0.74%     SmallCap Value               0.75%
       Partners LargeCap Growth
       II                         1.00%     Ultra Short Bond             0.40%







The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on


Principal Investors Fund                                              203
www.principal.com
the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.


204                                              Principal Investors Fund
                                                          1-800-247-4123

HOW TO BUY FUND SHARES

Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
.. the name you want to appear on the account;
.. the Principal Investors Fund(s) in which you want to invest;
.. the amount of the investment;
.. your Social Security number; and
.. other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50.


NOTES:

.. The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.
.. The minimum investment applies on a Fund level, not on the total investment being made.

.. You may buy Class J shares from any registered representative whose broker/dealer has a selling agreement for Principal Investors Fund Class J shares. If you do not have a registered representative, please call 1-800-247-4123 for information on how to purchase Class J shares.
.. Class J shares of the MidCap Value, Preferred Securities and SmallCap Value
  Funds are also available through Principal Passage, a fee-based brokerage account.

To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


NOTE: We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account.

INVEST BY MAIL
.. Send a check and completed application to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.
.. When you purchase shares by check, you authorize us to process your purchase electronically. If your check is processed electronically, your checking account may be debited on the same day we receive the check and it will not be returned with your checking account statement.


Principal Investors Fund                                              205
www.principal.com

ORDER BY TELEPHONE
.. Registered representatives on behalf of shareholders of Principal Investors
  Fund Class A, B, or J shares may call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).

NOTES:

.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK
.. Call Principal Investors Fund for an account number and wiring instructions. .. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo, N.A.
   San Francisco, CA
   ABA No.: 121000248
   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968
   For credit: Principal ________ Fund, Class J
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN
Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.
.. Call Principal Investors Fund for an account number, Automated Clearing House
  (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
..


ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.
.. Minimum monthly purchase is $50 per Fund.
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423

SET UP A DIVIDEND RELAY
.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.


206                                              Principal Investors Fund
                                                          1-800-247-4123

.. You can set up Dividend Relay:
  . on the application for a new account; or . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).
.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. The election may also be discontinued by calling Principal Investors Fund if telephone services apply to the originating account. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when the NYSE is open for normal business


Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


REDEMPTION FEE (OTHER THAN MONEY MARKET FUND). Each Fund, except the Money Market Fund, will impose a redemption fee when $30,000 or more of Class J shares are redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:


Principal Investors Fund                                              207
www.principal.com

   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A medallion signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . check is being sent to an address other than the account address;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order.
.. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or
.. sending us your written instructions; or
.. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.



10% WITHDRAWAL PRIVILEGE . Sales may be subject to a CDSC. Up to 10% of the value of your Class J share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the


208                                              Principal Investors Fund
                                                          1-800-247-4123
value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Investors Fund*.
.. The CDSC, if any, is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to the CDSC when they are sold.
.. An exchange fee is imposed on exchanges of $30,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.
  * Only the MidCap Value, Preferred Securities and SmallCap Value Funds are available through Principal Passage.


You may exchange shares by:
.. sending a written request to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines, Iowa 50306-0423
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.
.. calling us, if you have telephone privileges on the account.

Automatic exchange election
---------------------------
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or .. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:


Principal Investors Fund                                              209
www.principal.com

.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


The Fund reserves the right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.


FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Funds; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Funds; and .. Increase expenses of the Funds due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.


The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.


Currently the Funds, except the Money Market Fund, impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Funds.

In addition, if the Manager, or a Fund, deem frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:


210                                              Principal Investors Fund
                                                          1-800-247-4123

.. Increasing the redemption fee to 2%, or such higher amount as may be permitted by law;
.. Increasing the redemption fee period from 30 days to as much as 90 days;
.. Applying the redemption fee to redemptions of less than $30,000;
.. Limiting the number of permissible exchanges available to shareholders identified as "excessive traders"; and
.. Taking such other action as directed by the Fund.

.. Limit exchange requests to be in writing and submitted through the United
  States Postal Service (in which case, requests for exchanges by fax or telephone will not be accepted).

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be;
.. invested in shares of another Principal Investors Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
.. paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).


The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income,


Principal Investors Fund                                              211
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


expenses and shareholder activity may differ from estimate, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payments, monthly your dividend will be reinvested back into additional shares of the Fund.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.
.. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

GENERAL INFORMATION ABOUT A FUND ACCOUNT


STATEMENTS
You will receive quarterly statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 4 p.m. Eastern Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 4 p.m. Eastern Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. Eastern Time.


212                                              Principal Investors Fund
                                                          1-800-247-4123

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;

.. to add wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.


HOUSEHOLDING
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-247-4123. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty
(30) days after the Fund receives your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.


Principal Investors Fund                                              213
www.principal.com

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005          2004       2003      2002    2001/(G)/
                            ----          ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.94        $10.73     $10.66    $10.73   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.38          0.32       0.28      0.40     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.28)         0.20       0.11        --     0.37
  ----                     -----          ----       ----               ----
 Total From Investment
            Operations      0.10          0.52       0.39      0.40     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.36)        (0.31)     (0.32)    (0.41)   (0.32)
 Distributions from
  Realized Gains......     (0.01)           --         --     (0.06)      --
 ------                    -----                              -----
   Total Dividends and
         Distributions     (0.37)        (0.31)     (0.32)    (0.47)   (0.32)
                           -----         -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.67        $10.94     $10.73    $10.66   $10.73
                          ======        ======     ======    ======   ======
Total Return /(c)/ ...      0.85%         4.94%      3.64%     3.86%    6.46%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $211,273      $159,802   $110,398   $51,760   $7,941
 Ratio of Expenses to
  Average Net Assets..      1.35%         1.36%      1.43%     1.50%    1.48%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      1.13%         1.32%        --        --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.52%         1.37%      1.48%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.46%         2.94%      2.65%     3.78%    4.41%/(f)/
 Portfolio Turnover
  Rate................     202.1%/(h)/   150.5%      91.0%     46.7%   124.7%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and March 1, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005         2004         2003         2002        2001/(J)/
                            ----         ----         ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
CLASS J SHARES /(A)/
--------------
Net Asset Value,
 Beginning of Period..     $9.27        $7.98        $6.49        $7.42        $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.06         0.03         0.02         0.01        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.24         1.26         1.47        (0.94)       (2.11)
                            ----         ----         ----        -----        -----
 Total From Investment
            Operations      2.30         1.29         1.49        (0.93)       (2.12)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)          --           --           --           --
 Distributions from
  Realized Gains......     (0.21)          --           --           --           --
 -----                     -----
   Total Dividends and
         Distributions     (0.25)          --           --           --           --
 -----                     -----
Net Asset Value, End
 of Period............    $11.32        $9.27        $7.98        $6.49        $7.42
                          ======        =====        =====        =====        =====
Total Return /(c)/ ...     25.24%       16.17%       22.98%      (12.53)%     (22.22)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $105,345      $63,380      $33,430      $10,104       $2,165
 Ratio of Expenses to
  Average Net Assets..      1.69%        1.78%        2.05%        1.85%        1.81%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...        --         1.79%/(g)/   2.15%/(g)/   1.85%/(g)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.61%        0.37%        0.24%        0.03%       (0.36)%/(f)/
 Portfolio Turnover
  Rate................     202.7%/(k)/  160.2%/(h)/  162.2%/(i)/   71.4%        86.8%/(f)/




/(a) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.
/(i) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(k) /Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005          2004      2003      2002    2001/(H)/
                            ----          ----      ----      ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
CLASS J SHARES /(A)/
--------------
Net Asset Value,
 Beginning of Period..    $10.40        $10.37    $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.32          0.28      0.25      0.40     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.28)         0.09     (0.15)     0.10     0.30
                           -----          ----     -----      ----     ----
 Total From Investment
            Operations      0.04          0.37      0.10      0.50     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.31)        (0.34)    (0.33)    (0.45)   (0.33)
                           -----         -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.31)        (0.34)    (0.33)    (0.45)   (0.33)
                           -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.13        $10.40    $10.37    $10.60   $10.55
                          ======        ======    ======    ======   ======
Total Return /(d)/ ...      0.37%         3.59%     0.93%     4.87%    6.07%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $108,545      $101,937   $89,856   $44,955   $4,397
 Ratio of Expenses to
  Average Net Assets..      1.18%         1.18%     1.36%     1.35%    1.32%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............      1.17%           --        --        --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(e)/ ...      1.18%         1.18%     1.36%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.07%         2.74%     2.40%     4.02%    4.88%/(g)/
 Portfolio Turnover
  Rate................     542.3%/(i)/    95.2%    219.5%     49.9%    36.1%/(g)/



/(a) /Effective September 30, 2005, Government Securities Fund changed its name to Government & High Quality Bond Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
/(i) /Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005         2004     2003     2002     2001/(G)/

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.68       $10.59   $10.58   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.33         0.28     0.35     0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.25)       0.18     0.02     (0.01)   0.37

 Total From Investment
            Operations  0.08         0.46     0.37     0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.11)       (0.29)   (0.36)   (0.44)   (0.34)
 Distributions from     (0.06)       (0.08)   --       (0.09)   --
 -----ized Gains......

   Total Dividends and  (0.17)       (0.37)   (0.36)   (0.53)   (0.34)
         Distributions

Net Asset Value, End    $10.59       $10.68   $10.59   $10.58   $10.69
 of Period............

Total Return /(c)/ ...  0.80%        4.42%    3.55%    4.20%    6.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $36,958      $21,841  $17,476  $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..  1.35%        1.30%    1.39%    1.35%    1.33%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Expense) /(b)/......  1.08%        1.26%    --       --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...  1.52%        1.30%    1.50%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  3.08%        2.69%    3.31%    4.18%    4.85%/(f)/
 Portfolio Turnover
  Rate................  177.4%/(h)/  152.5%   71.3%    60.8%    80.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(D)/
                         ----
INFLATION PROTECTION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.46
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.32)
                         -----
 Total From Investment
            Operations    0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.33)
                         -----
   Total Dividends and
         Distributions   (0.33)
                         -----
Net Asset Value, End
 of Period............   $9.81
                         =====
Total Return /(c)/ ...    1.38%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,728
 Ratio of Expenses to
  Average Net Assets..    1.35%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.33%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets/(g)/.....    4.24%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.46%/(f)/
 Portfolio Turnover
  Rate................    45.5%/(f)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Period from December 29, 2004, date operations commenced, through October
  31, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without the Manager's voluntary expense limit.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004        2003        2002      2001/(G)/
                           ----         ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.90       $12.82       $8.68       $8.26     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.01          --       (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     5.04         2.07        4.14        0.45      (2.04)
                           ----         ----        ----        ----      -----
 Total From Investment
            Operations     5.21         2.08        4.14        0.43      (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --          --       (0.01)        --
 Distributions from
  Realized Gains......    (1.16)          --          --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (1.16)          --          --       (0.01)        --
 -----                    -----                                -----
Net Asset Value, End
 of Period............   $18.95       $14.90      $12.82       $8.68      $8.26
                         ======       ======      ======       =====      =====
Total Return /(b)/ ...    36.79%       16.26%      47.70%       5.17%    (19.41)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $68,971      $25,631      $8,956      $2,240       $347
 Ratio of Expenses to
  Average Net Assets..     2.22%        2.39%       2.65%       2.30%      2.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --         2.40%/(f)/  3.31%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.00%        0.10%       0.05%      (0.28)%     0.42%/(e)/
 Portfolio Turnover
  Rate................    181.2%/(h)/  146.9%      144.7%      151.0%     156.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005     2004     2003        2002        2001/(H)/

INTERNATIONAL GROWTH FUND
-------------------------
CLASS J SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..  $9.95    $8.28    $6.62       $7.56       $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.05     0.04     0.01        0.04        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.16     1.64     1.65        (0.97)      (1.72)

 Total From Investment
            Operations  2.21     1.68     1.66        (0.93)      (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.09)   (0.01)   --          (0.01)      --
 Distributions from     (0.87)   --       --          --          --
 ------zed Gains......

   Total Dividends and  (0.96)   (0.01)   --          (0.01)      --
 ------  Distributions

Net Asset Value, End    $11.20   $9.95    $8.28       $6.62       $7.56
 of Period............

Total Return /(c)/ ...  23.63%   20.30%   25.08%      (12.33)%    (18.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $44,266  $20,013  $8,079      $3,871      $931
 Ratio of Expenses to
  Average Net Assets..  1.88%    2.00%    2.10%       1.95%       1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...  1.88%    2.00%    2.65%/(e)/  1.95%/(e)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.47%    0.43%    0.18%       (0.11)%     (0.38)%/(g)/
 Portfolio Turnover
  Rate................  139.5%   156.2%   135.3%      96.9%       143.1%/(g)/



/(a) /Effective March 1, 2005, International Fund II changed its name to
  International Growth Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Expense ratio without commission rebates.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004         2003        2002      2001/(H)/
                           ----         ----         ----        ----      ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.89        $5.72        $5.01       $6.14      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)       (0.04)       (0.04)      (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.96         0.21         0.75       (1.12)     (1.48)
                           ----         ----         ----       -----      -----
 Total From Investment
            Operations     0.95         0.17         0.71       (1.13)     (1.49)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          --           --          --         --
 ------                   -----
   Total Dividends and
         Distributions    (0.03)          --           --          --         --
 ------                   -----
Net Asset Value, End
 of Period............    $6.81        $5.89        $5.72       $5.01      $6.14
                          =====        =====        =====       =====      =====
Total Return /(b)/ ...    16.17%        2.97%       14.17%     (18.40)%   (20.05)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,860      $15,898      $12,629      $5,092     $1,406
 Ratio of Expenses to
  Average Net Assets..     1.48%        1.53%        1.64%       1.50%      1.47%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --         1.53%/(d)/   1.92%/(d)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.21)%      (0.63)%      (0.72)%     (0.64)%    (0.63)%/(g)/
 Portfolio Turnover
  Rate................    169.0%/(i)/   59.8%        59.2%/(e)/  29.6%      37.5%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Expense ratio without commission rebates.
/(e) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment..
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(i) /Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005          2004       2003      2002      2001/(F)/
                            ----          ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.62         $7.99      $6.72     $8.04      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10          0.07       0.05      0.03       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56          0.58       1.24     (1.34)     (1.34)
                            ----          ----       ----     -----      -----
 Total From Investment
            Operations      0.66          0.65       1.29     (1.31)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.02)     (0.02)    (0.01)        --
 Distributions from
  Realized Gains......     (0.59)           --         --        --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.72)        (0.02)     (0.02)    (0.01)        --
  ----                     -----         -----      -----     -----
Net Asset Value, End
 of Period............     $8.56         $8.62      $7.99     $6.72      $8.04
                           =====         =====      =====     =====      =====
Total Return /(b)/ ...      7.72%         8.19%     19.19%   (16.31)%   (14.38)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $309,862      $247,010   $154,666   $61,111    $12,926
 Ratio of Expenses to
  Average Net Assets..      0.86%         0.90%      1.11%     1.10%      1.07%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --          0.90%      1.13%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.20%         0.78%      0.66%     0.51%      0.36%/(e)/
 Portfolio Turnover
  Rate................      11.5%/(g)/    67.3%       1.1%     67.9%     117.4%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
/(g) /Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004         2003        2002        2001/(G)/
                           ----         ----         ----        ----        ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.61        $9.74        $8.22       $9.09       $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.06         0.03        0.03         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.98         0.82         1.50       (0.89)       (1.05)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     1.08         0.88         1.53       (0.86)       (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.01)       (0.01)      (0.01)          --
 Distributions from
  Realized Gains......    (0.38)          --           --          --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.50)       (0.01)       (0.01)      (0.01)          --
 ----                     -----        -----        -----       -----
Net Asset Value, End
 of Period............   $11.19       $10.61        $9.74       $8.22        $9.09
                         ======       ======        =====       =====        =====
Total Return  /(b)/ ..    10.45%        9.07%       18.60%      (9.44)%     (10.09)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,185      $18,334      $10,876      $3,683       $1,083
 Ratio of Expenses to
  Average Net Assets..     1.31%        1.35%        1.62%       1.40%        1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --         1.36%/(f)/   1.91%/(f)/  1.40%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.93%        0.62%        0.38%       0.59%        0.60%/(e)/
 Portfolio Turnover
  Rate................    181.1%/(h)/  228.4%       179.1%      128.9%       116.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.16 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005         2004         2003         2002       2001/(I)/
                            ----         ----         ----         ----       ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.75       $11.20        $8.95        $9.23       $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05           --           --           --       (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.61         1.61         2.25        (0.28)      (0.71)
                            ----         ----         ----        -----       -----
 Total From Investment
            Operations      1.66         1.61         2.25        (0.28)      (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)       (0.01)          --           --          --
 Distributions from
  Realized Gains......     (0.87)       (0.05)          --           --          --
 -----                     -----        -----
   Total Dividends and
         Distributions     (0.89)       (0.06)          --           --          --
 -----                     -----        -----
Net Asset Value, End
 of Period............    $13.52       $12.75       $11.20        $8.95       $9.23
                          ======       ======       ======        =====       =====
Total Return /(b)/ ...     13.53%       14.32%       25.20%       (3.03)%     (7.42)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $117,300      $75,490      $41,132      $13,260      $2,568
 Ratio of Expenses to
  Average Net Assets..      1.43%        1.49%        1.68%        1.60%       1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --         1.49%/(f)/   1.78%/(f)/   1.60%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.35%        0.27%       (0.27)%         --       (0.19)%/(e)/
 Portfolio Turnover
  Rate................     133.8%/(j)/   60.8%/(g)/   35.3%/(h)/   62.0%       55.6%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.
/(h) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
/(j) /Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005     2004        2003        2002        2001/(B)/

MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $5.17    $5.06       $3.94       $5.69       $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.07)   (0.06)      (0.06)      (0.06)      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.85     0.17        1.18        (1.69)      (2.11)

 Total From Investment  0.78     0.11        1.12        (1.75)      (2.13)
            Operations

Net Asset Value, End    $5.95    $5.17       $5.06       $3.94       $5.69
 of Period............

Total Return /(c)/ ...  15.09%   2.17%       28.43%      (30.76)%    (27.52)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,341  $14,824     $10,116     $4,128      $1,395
 Ratio of Expenses to
  Average Net Assets..  1.58%    1.65%       1.83%       1.64%       1.61%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...  --       1.65%/(e)/  2.23%/(e)/  1.65%/(e)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.21)%  (1.13)%     (1.38)%     (1.27)%     (1.27)%/(f)/
 Portfolio Turnover
  Rate................  233.8%   324.2%      290.7%      276.9%      299.0%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Expense ratio without commission rebates.
/(f) /Computed on an annualized basis.
/(g) /Total return amounts have not been annualized.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005     2004     2003     2002     2001/(F)/

MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.77   $10.84   $8.42    $9.07    $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.04     0.01     (0.01)   --       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.85     1.04     2.43     (0.58)   (0.91)

 Total From Investment
            Operations  1.89     1.05     2.42     (0.58)   (0.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.04)   --       --       --       --
 Distributions from     (0.33)   (0.12)   --       (0.07)   --
 -----ized Gains......

   Total Dividends and  (0.37)   (0.12)   --       (0.07)   --
 -----   Distributions

Net Asset Value, End    $13.29   $11.77   $10.84   $8.42    $9.07
 of Period............

Total Return /(b)/ ...  16.31%   9.72%    28.74%   (6.52)%  (8.84)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $27,806  $19,932  $13,620  $6,373   $2,125
 Ratio of Expenses to
  Average Net Assets..  0.99%    1.04%    1.28%    1.10%    1.07%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --       1.04%    1.48%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.35%    0.11%    (0.10)%  --       --
 Portfolio Turnover
  Rate................  52.1%    55.9%    41.4%    48.5%    63.4%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004        2003        2002        2001/(G)/

MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $12.85    $11.68      $9.68       $9.91       $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.05      0.02        0.01        0.01        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.20      1.16        2.01        0.04        (0.58)

 Total From Investment
            Operations  2.25      1.18        2.02        0.05        (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.02)    (0.01)      (0.02)      (0.01)      --
 Distributions from     (0.82)    --          --          (0.27)      --
 -----ized Gains......

   Total Dividends and  (0.84)    (0.01)      (0.02)      (0.28)      --
 ----    Distributions

Net Asset Value, End    $14.26    $12.85      $11.68      $9.68       $9.91
 of Period............

Total Return /(b)/ ...  18.24%    10.15%      20.88%      0.24%       (5.17)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $111,378  $77,354     $47,750     $20,879     $3,090
 Ratio of Expenses to
  Average Net Assets..  1.41%     1.47%       1.70%       1.58%       1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --        1.48%/(d)/  1.77%/(d)/  1.60%/(d)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.34%     0.12%       0.06%       0.13%       0.04%/(f)/
 Portfolio Turnover
  Rate................  167.8%    225.4%      186.5%      172.2%      122.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Expense ratio without commission rebates.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005       2004      2003      2002    2001/(F)/
                            ----       ----      ----      ----    ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000     $1.000    $1.000    $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.018      0.001     0.001     0.007    0.021
                           -----      -----     -----     -----    -----
 Total From Investment
            Operations     0.018      0.001     0.001     0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.018)    (0.001)   (0.001)   (0.007)  (0.021)
                          ------     ------    ------    ------   ------
   Total Dividends and
         Distributions    (0.018)    (0.001)   (0.001)   (0.007)  (0.021)
                          ------     ------    ------    ------   ------
Net Asset Value, End
 of Period............    $1.000     $1.000    $1.000    $1.000   $1.000
                          ======     ======    ======    ======   ======
Total Return /(b)/ ...      1.79%      0.08%     0.06%     0.68%    2.12%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $143,460   $132,551   $95,332   $36,795   $7,269
 Ratio of Expenses to
  Average Net Assets..      1.15%      1.17%     1.21%     1.35%    1.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.15%      1.43%     1.54%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.78%      0.09%     0.04%     0.59%    2.48%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004         2003        2002        2001/(F)/
                           ----         ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.95        $9.22        $8.05       $8.99       $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04           --         0.01        0.05           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.77         0.73         1.16       (0.99)       (1.16)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     0.81         0.73         1.17       (0.94)       (1.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)          --           --          --           --
 Distributions from
  Realized Gains......    (0.57)          --           --          --           --
  -----                   -----
   Total Dividends and
         Distributions    (0.66)          --           --          --           --
  -----                   -----
Net Asset Value, End
 of Period............   $10.10        $9.95        $9.22       $8.05        $8.99
                         ======        =====        =====       =====        =====
Total Return /(b)/ ...     8.29%        7.95%       14.53%     (10.46)%     (11.25)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $69,766      $43,662      $20,880      $5,315         $559
 Ratio of Expenses to
  Average Net Assets..     1.49%        1.53%        1.70%       1.68%        1.67%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --         1.56%/(h)/   1.92%/(h)/  1.70%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.41%        0.04%        0.17%       0.24%        0.10%/(e)/
 Portfolio Turnover
  Rate................     51.8%/(g)/   93.9%        41.7%       71.9%        59.4%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
/(g) /Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004         2003        2002      2001/(G)/
                           ----         ----         ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.67        $7.08        $6.00       $7.51      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.02         0.01        0.01         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.64         0.58         1.08       (1.51)     (1.37)
                           ----         ----         ----       -----      -----
 Total From Investment
            Operations     0.70         0.60         1.09       (1.50)     (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.01)       (0.01)      (0.01)        --
 Distributions from
  Realized Gains......    (0.04)          --           --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.10)       (0.01)       (0.01)      (0.01)        --
 ----                     -----        -----        -----       -----
Net Asset Value, End
 of Period............    $8.27        $7.67        $7.08       $6.00      $7.51
                          =====        =====        =====       =====      =====
Total Return /(b)/ ...     9.06%        8.45%       18.16%     (20.02)%   (15.52)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $33,926      $25,189      $15,775      $8,756     $2,572
 Ratio of Expenses to
  Average Net Assets..     1.20%        1.26%        1.44%       1.40%      1.36%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --         1.26%/(f)/   1.50%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.78%        0.28%        0.19%       0.12%      0.02%/(e)/
 Portfolio Turnover
  Rate................    148.8%/(h)/   76.5%        82.9%       89.4%      71.7%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005     2004        2003/(E)/

PARTNERS LARGECAP GROWTH FUND
-----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.65   $11.93      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.04)   (0.09)      (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.63     (0.19)      2.02

 Total From Investment
            Operations  0.59     (0.28)      1.93

Less Dividends and
 Distributions:
 Distributions from     (0.68)   --          --
 ----lized Gains......

   Total Dividends and  (0.68)   --          --
 ----    Distributions

Net Asset Value, End    $11.56   $11.65      $11.93
 of Period............

Total Return /(b)/ ...  5.04%    (2.35)%     19.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,187   $5,451      $2,609
 Ratio of Expenses to
  Average Net Assets..  1.75%    1.80%       1.94%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  2.13%    2.36%/(d)/  6.94%/(g)(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.32)%  (0.77)%     (0.95)%/(g)/
 Portfolio Turnover
  Rate................  87.9%    129.3%      64.8%/(g)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit decreased on March 1, 2004.
/(d) /Expense ratio without commission rebates.
/(e) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004        2003        2002      2001/(G)/
                           ----         ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.91        $6.70       $5.89       $7.31      $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)       (0.06)      (0.05)      (0.02)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79         0.27        0.86       (1.40)     (1.25)
                           ----         ----        ----       -----      -----
 Total From Investment
            Operations     0.75         0.21        0.81       (1.42)     (1.27)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          --          --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.03)          --          --          --         --
 -----                    -----
Net Asset Value, End
 of Period............    $7.63        $6.91       $6.70       $5.89      $7.31
                          =====        =====       =====       =====      =====
Total Return /(b)/ ...    10.94%        3.13%      13.75%     (19.43)%   (15.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $27,706      $17,673      $9,744      $4,306     $1,050
 Ratio of Expenses to
  Average Net Assets..     1.65%        1.72%       1.89%       1.70%      1.68%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.65%        1.78%/(f)/  2.27%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.49)%      (0.82)%     (0.76)%     (0.73)%    (0.84)%/(e)/
 Portfolio Turnover
  Rate................     66.5%/(h)/  157.8%      130.9%      182.9%     104.8%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004      2003      2002      2001/(F)/
                           ----      ----      ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.38     $7.00     $5.99     $7.27      $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)    (0.06)    (0.06)    (0.21)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.51      0.44      1.07     (1.07)     (1.08)
                           ----      ----      ----     -----      -----
 Total From Investment
            Operations     0.48      0.38      1.01     (1.28)     (1.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       --        --        --         --
 Distributions from
  Realized Gains......    (0.13)       --        --        --         --
 ----                     -----
   Total Dividends and
         Distributions    (0.15)       --        --        --         --
 ----                     -----
Net Asset Value, End
 of Period............    $7.71     $7.38     $7.00     $5.99      $7.27
                          =====     =====     =====     =====      =====
Total Return /(b)/ ...     6.52%     5.43%    16.86%   (17.61)%   (13.76)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,661    $7,723    $4,234    $2,425       $688
 Ratio of Expenses to
  Average Net Assets..     1.75%     1.79%     1.95%     1.95%      1.93%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.00%     2.10%     2.97%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.45)%   (0.88)%   (0.93)%   (1.01)%    (1.15)%/(e)/
 Portfolio Turnover
  Rate................     95.2%    124.7%    193.9%    176.7%     153.6%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004         2003        2002       2001/(G)/
                           ----         ----         ----        ----       ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.58       $11.34        $9.33      $10.42      $10.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.08         0.08        0.02        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.93         1.23         1.94       (1.07)      (0.41)
                           ----         ----         ----       -----       -----
 Total From Investment
            Operations     1.03         1.31         2.02       (1.05)      (0.40)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.07)       (0.01)         --          --
 Distributions from
  Realized Gains......    (0.10)          --           --       (0.04)         --
  ----                    -----                                 -----
   Total Dividends and
         Distributions    (0.27)       (0.07)       (0.01)      (0.04)         --
  ----                    -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.34       $12.58       $11.34       $9.33      $10.42
                         ======       ======       ======       =====      ======
Total Return /(b)/ ...     8.25%       11.56%       21.64%     (10.13)%     (3.43)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $69,104      $41,043      $16,843      $5,816        $708
 Ratio of Expenses to
  Average Net Assets..     1.54%        1.63%        1.75%       1.75%       1.72%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --         1.64%/(f)/   2.01%/(f)/  1.75%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.78%        0.64%        0.79%       0.68%       0.52%/(e)/
 Portfolio Turnover
  Rate................     28.1%/(h)/   26.4%        16.2%        7.8%       19.5%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004        2003        2002      2001/(G)/
                           ----         ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.20        $7.03       $5.03       $6.28      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.12)       (0.12)      (0.10)      (0.09)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.35         0.29        2.10       (1.16)     (2.03)
                           ----         ----        ----       -----      -----
 Total From Investment
            Operations     1.23         0.17        2.00       (1.25)     (1.99)
                           ----         ----        ----       -----      -----
Net Asset Value, End
 of Period                $8.43        $7.20       $7.03       $5.03      $6.28
                          =====        =====       =====       =====      =====
Total Return /(b)/ ...    17.08%        2.42%      39.76%     (19.90)%   (24.43)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,011      $15,436      $9,625      $2,648       $663
 Ratio of Expenses to
  Average Net Assets..     1.89%        1.92%       1.95%       1.95%      1.90%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.89%        2.02%/(f)/  2.72%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.51)%      (1.63)%     (1.73)%     (1.72)%    (1.66)%/(e)/
 Portfolio Turnover
  Rate................    185.7%/(h)/  163.7%      163.3%      225.6%     347.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005       2004         2003        2002     2001/(G)/
                           ----       ----         ----        ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $13.46     $11.75        $9.21       $9.35    $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.09)     (0.10)       (0.09)      (0.04)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.07       1.97         2.63       (0.10)    (0.83)
                           ----       ----         ----       -----     -----
 Total From Investment
            Operations     1.98       1.87         2.54       (0.14)    (0.85)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.98)     (0.16)          --          --        --
 -----                    -----      -----
   Total Dividends and
         Distributions    (0.98)     (0.16)          --          --        --
 -----                    -----      -----
Net Asset Value, End
 of Period............   $14.46     $13.46       $11.75       $9.21     $9.35
                         ======     ======       ======       =====     =====
Total Return /(b)/ ...    15.19%     16.06%       27.58%      (1.50)%   (8.15)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $75,737    $32,930      $12,295      $4,573      $891
 Ratio of Expenses to
  Average Net Assets..     1.85%      1.93%        1.94%       1.95%     1.92%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.85%      1.96%/(f)/   2.49%/(f)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.61)%    (0.77)%      (0.89)%     (0.94)%   (0.48)%/(e)/
 Portfolio Turnover
  Rate................     87.9%      49.9%        49.7%       80.0%    224.9%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005     2004        2003        2002      2001/(G)/

PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $7.33    $6.75       $4.92       $7.12     $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.14)   (0.13)      (0.10)      (0.06)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.83     0.71        1.93        (2.14)    (1.11)

 Total From Investment  0.69     0.58        1.83        (2.20)    (1.16)
            Operations

Net Asset Value, End    $8.02    $7.33       $6.75       $4.92     $7.12
 of Period............

Total Return /(b)/ ...  9.41%    8.59%       37.20%      (30.90)%  (13.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,323   $8,026      $5,932      $1,386    $316
 Ratio of Expenses to
  Average Net Assets..  2.05%    2.05%       2.05%       2.05%     2.02%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  2.21%    2.24%/(d)/  3.39%/(d)/  --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.80)%  (1.86)%     (1.85)%     (1.85)%   (1.72)%/(f)/
 Portfolio Turnover
  Rate................  91.5%    94.6%       333.6%      110.9%    161.1%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Expense ratio without commission rebates.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005        2004        2003        2002        2001/(G)/
                          ----        ----        ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.54       $7.44       $5.47       $6.04        $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.14)      (0.13)      (0.10)      (0.04)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.01        0.27        2.07       (0.53)       (1.67)
                          ----        ----        ----       -----        -----
 Total From Investment
            Operations    0.87        0.14        1.97       (0.57)       (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.22)      (0.04)         --          --           --
 ------                  -----       -----
   Total Dividends and
         Distributions   (0.22)      (0.04)         --          --           --
 ------                  -----       -----
Net Asset Value, End
 of Period............   $8.19       $7.54       $7.44       $5.47        $6.04
                         =====       =====       =====       =====        =====
Total Return /(b)/ ...   11.63%       1.94%      36.01%      (9.44)%     (22.56)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,483      $6,025      $3,303      $1,099         $301
 Ratio of Expenses to
  Average Net Assets..    2.05%       2.05%       2.03%       1.93%        1.92%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.14%       2.30%/(f)/  3.66%/(f)/  1.95%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.78)%     (1.75)%     (1.64)%     (1.64)%      (1.60)%/(e)/
 Portfolio Turnover
  Rate................    53.4%/(h)/  69.4%      115.9%      120.1%       159.8%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004        2003      2002     2001/(E)/
                           ----      ----        ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.53    $12.89       $9.46     $9.94    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.14)    (0.13)      (0.11)    (0.05)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.10      1.77        3.63     (0.28)    (0.02)
                           ----      ----        ----     -----     -----
 Total From Investment
            Operations     1.96      1.64        3.52     (0.33)    (0.06)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --        --       (0.09)    (0.15)       --
 ------                                         -----     -----
   Total Dividends and
         Distributions       --        --       (0.09)    (0.15)       --
 ------                                         -----     -----
Net Asset Value, End
 of Period............   $16.49    $14.53      $12.89     $9.46     $9.94
                         ======    ======      ======     =====     =====
Total Return /(b)/ ...    13.49%    12.73%      37.53%    (3.55)%   (0.60)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,055    $6,843      $5,962    $4,867    $1,472
 Ratio of Expenses to
  Average Net Assets..     1.95%     1.95%       1.95%     1.95%     1.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.05%     2.11%/(d)/  2.57%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.85)%   (0.90)%     (1.00)%   (1.15)%   (0.84)%/(g)/
 Portfolio Turnover
  Rate................     51.3%     26.3%       44.1%     27.9%     58.0%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Expense ratio without commission rebates.
/(e) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005     2004/(F)/
                           ----     ----
PREFERRED SECURITIES FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.25    $11.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.52      0.48
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.38)    (0.27)
                          -----     -----
 Total From Investment
            Operations     0.14      0.21

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.91)       --
   ----                   -----
   Total Dividends and
         Distributions    (0.91)       --
   ----                   -----
Net Asset Value, End
 of Period............   $10.48    $11.25
                         ======    ======
Total Return /(b)/ ...     1.27%     1.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $24,037   $16,472
 Ratio of Expenses to
  Average Net Assets..     1.60%     1.59%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.63%     2.13%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.84%     5.13%/(e)/
 Portfolio Turnover
  Rate................     17.8%     14.0%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005      2004      2003     2002     2001/(G)/
                            ----      ----      ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.59    $10.60     $9.36    $9.83    $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.29      0.13      0.04     0.10      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.53      0.95      1.26    (0.51)    (0.26)
                            ----      ----      ----    -----     -----
 Total From Investment
            Operations      0.82      1.08      1.30    (0.41)    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)    (0.09)    (0.06)   (0.06)       --
 Distributions from
  Realized Gains......     (0.10)       --        --       --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.34)    (0.09)    (0.06)   (0.06)       --
 ----                      -----     -----     -----    -----
Net Asset Value, End
 of Period............    $12.07    $11.59    $10.60    $9.36     $9.83
                          ======    ======    ======    =====     =====
Total Return /(c)/ ...      7.20%    10.21%    13.92%   (4.16)%   (2.09)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $106,539   $59,805   $27,052   $5,071      $488
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.73%     0.78%     1.05%    1.05%     1.05%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............        --      0.78%     1.05%      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.46%     1.16%     0.39%    1.79%     1.22%/(f)/
 Portfolio Turnover
  Rate................      10.2%     34.3%     47.8%    17.6%      2.2%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005      2004      2003     2002     2001/(G)/
                            ----      ----      ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.48    $10.53     $9.11    $9.69    $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.24      0.11      0.03     0.09      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.84      0.95      1.43    (0.63)    (0.36)
                            ----      ----      ----    -----     -----
 Total From Investment
            Operations      1.08      1.06      1.46    (0.54)    (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.23)    (0.11)    (0.04)   (0.04)       --
 Distributions from
  Realized Gains......     (0.09)       --        --       --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.32)    (0.11)    (0.04)   (0.04)       --
 ----                      -----     -----     -----    -----
Net Asset Value, End
 of Period............    $12.24    $11.48    $10.53    $9.11     $9.69
                          ======    ======    ======    =====     =====
Total Return /(c)/ ...      9.52%    10.10%    16.09%   (5.56)%   (3.29)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $187,253   $97,035   $45,114   $8,645    $1,153
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.73%     0.78%     1.01%    1.05%     1.05%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............        --      0.78%     1.01%      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.02%     1.01%     0.31%    1.46%     1.93%/(f)/
 Portfolio Turnover
  Rate................       5.5%     27.0%     41.1%    12.3%      4.0%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005      2004      2003        2002     2001/(H)/
                            ----      ----      ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.18    $10.21     $8.74       $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19      0.08     (0.01)       0.07      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98      0.96      1.49       (0.78)    (0.52)
                            ----      ----      ----       -----     -----
 Total From Investment
            Operations      1.17      1.04      1.48       (0.71)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)    (0.07)    (0.01)      (0.05)       --
 Distributions from
  Realized Gains......     (0.08)       --        --          --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.29)    (0.07)    (0.01)      (0.05)       --
 ----                      -----     -----     -----       -----
Net Asset Value, End
 of Period............    $12.06    $11.18    $10.21       $8.74     $9.50
                          ======    ======    ======       =====     =====
Total Return /(c)/ ...     10.57%    10.18%    16.91%      (7.52)%   (5.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $157,396   $95,677   $55,252      $7,610      $839
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.79%     0.87%     1.09%       1.05%     1.05%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............        --      0.87%     1.09%         --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.59%     0.75%    (0.06)%      0.96%     1.39%/(f)/
 Portfolio Turnover
  Rate................       4.8%     30.7%     52.4%/(g)/  19.9%     60.2%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004      2003      2002     2001/(H)/
                           ----      ----      ----      ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.14    $10.15     $8.66     $9.55     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13      0.03     (0.07)     0.04      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.11      0.97      1.56     (0.88)    (0.45)
                           ----      ----      ----     -----     -----
 Total From Investment
            Operations     1.24      1.00      1.49     (0.84)    (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)    (0.01)       --     (0.04)       --
 Distributions from
  Realized Gains......    (0.08)       --        --     (0.01)       --
 ------                   -----                         -----
   Total Dividends and
         Distributions    (0.26)    (0.01)       --     (0.05)       --
 -----                    -----     -----               -----
Net Asset Value, End
 of Period............   $12.12    $11.14    $10.15     $8.66     $9.55
                         ======    ======    ======     =====     =====
Total Return /(c)/ ...    11.25%     9.86%    17.26%    (8.89)%   (4.31)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $50,858   $26,053   $12,332    $3,304      $344
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%     0.97%     1.60%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............       --      0.97%     1.66%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.07%     0.29%    (0.71)%    0.45%     0.70%/(g)/
 Portfolio Turnover
  Rate................      7.1%     40.0%     46.0%     19.6%    316.2%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004      2003      2002     2001/(G)/
                          ----     ----      ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.55    $9.67     $8.15     $9.20     $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03    (0.08)    (0.08)     0.04        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.20     0.96      1.60     (1.04)    (0.77)
                          ----     ----      ----     -----     -----
 Total From Investment
            Operations    1.23     0.88      1.52     (1.00)    (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)      --        --     (0.05)       --
 Distributions from
  Realized Gains......   (0.07)      --        --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.23)      --        --     (0.05)       --
 -----                   -----                        -----
Net Asset Value, End
 of Period............  $11.55   $10.55     $9.67     $8.15     $9.20
                        ======   ======     =====     =====     =====
Total Return /(c)/ ...   11.72%    9.10%    18.67%   (10.98)%   (7.72)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,276   $3,887    $1,636      $776      $273
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.21%    1.68%     1.70%     1.05%     1.05%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............    1.21%    1.73%     4.30%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.27%   (0.74)%   (0.97)%    0.35%     0.20%/(f)/
 Portfolio Turnover
  Rate................     7.5%    44.9%     45.7%     25.4%     59.0%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004     2003    2002     2001/(G)/
                           ----      ----     ----    ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.70    $10.72    $9.68   $9.99    $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.34      0.13     0.02    0.10      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26      0.94     1.06   (0.33)    (0.19)
                           ----      ----     ----   -----     -----
 Total From Investment
            Operations     0.60      1.07     1.08   (0.23)    (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)    (0.09)   (0.03)  (0.08)       --
 Distributions from
  Realized Gains......    (0.13)       --    (0.01)     --        --
 ------                   -----              -----
   Total Dividends and
         Distributions    (0.37)    (0.09)   (0.04)  (0.08)       --
 ----                     -----     -----    -----   -----
Net Asset Value, End
 of Period............   $11.93    $11.70   $10.72   $9.68     $9.99
                         ======    ======   ======   =====     =====
Total Return /(c)/ ...     5.13%    10.04%   11.15%  (2.29)%   (0.79)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $57,536   $24,991   $8,325    $754      $104
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.77%     0.86%    1.30%   1.04%     1.04%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............       --      0.86%    1.94%     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.80%     1.12%    0.20%   1.84%     2.87%/(f)/
 Portfolio Turnover
  Rate................     43.8%     34.1%    43.9%   46.2%    103.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005         2004         2003         2002    2001/(G)/
                            ----         ----         ----         ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $18.28       $14.42       $11.07       $10.45   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.28         0.28         0.37         0.30     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.14         3.97         3.22         0.62     0.32
                            ----         ----         ----         ----     ----
 Total From Investment
            Operations      3.42         4.25         3.59         0.92     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.46)       (0.25)       (0.24)       (0.30)      --
 Distributions from
  Realized Gains......     (1.05)       (0.14)          --           --       --
 -----                     -----        -----
   Total Dividends and
         Distributions     (1.51)       (0.39)       (0.24)       (0.30)      --
 ----                      -----        -----        -----        -----
Net Asset Value, End
 of Period............    $20.19       $18.28       $14.42       $11.07   $10.45
                          ======       ======       ======       ======   ======
Total Return /(b)/ ...     19.47%       30.09%       32.98%        8.88%    3.67%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $147,059      $95,696      $51,874      $20,110   $2,108
 Ratio of Expenses to
  Average Net Assets..      1.63%        1.68%        1.90%        1.80%    1.76%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --         1.68%/(f)/   1.95%/(f)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.42%        1.72%        2.95%        2.83%    4.01%/(e)/
 Portfolio Turnover
  Rate................      26.7%/(h)/   67.9%        35.4%        46.3%    77.5%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005         2004      2003      2002    2001/(H)/
                           ----         ----      ----      ----    ----
SHORT-TERM BOND FUND
--------------------
CLASS J SHARES/(a)/
--------------
Net Asset Value,
 Beginning of Period..   $10.24       $10.38    $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.27         0.22      0.25      0.37     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.23)       (0.09)     0.02     (0.04)    0.30
                          -----        -----      ----     -----     ----
 Total From Investment
            Operations     0.04         0.13      0.27      0.33     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.30)       (0.23)    (0.28)    (0.37)   (0.33)
 Distributions from
  Realized Gains......       --        (0.04)       --     (0.11)      --
 ------                                -----               -----
   Total Dividends and
         Distributions    (0.30)       (0.27)    (0.28)    (0.48)   (0.33)
                          -----        -----     -----     -----    -----
Net Asset Value, End
 of Period............    $9.98       $10.24    $10.38    $10.39   $10.54
                          =====       ======    ======    ======   ======
Total Return /(d)/ ...     0.39%        1.27%     2.64%     3.33%    6.02%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,825      $45,294   $35,847   $12,108     $996
 Ratio of Expenses to
  Average Net Assets..     1.27%        1.18%     1.33%     1.35%    1.31%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............     1.15%          --        --        --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(e)/ ...     1.27%        1.18%     1.33%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.65%        2.15%     2.46%     3.56%    4.75%/(g)/
 Portfolio Turnover
  Rate................    110.8%/(i)/   61.5%     72.3%    105.8%    68.4%/(g)/



/(a) /Effective September 30, 2005, High Quality Short-Term Bond Fund changed its name to Short-Term Bond Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(i) /Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005         2004         2003         2002       2001/(G)/
                            ----         ----         ----         ----       ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $14.00       $12.96        $9.51       $10.38      $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)       (0.05)       (0.05)       (0.02)      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.31         1.12         3.50        (0.83)      (0.07)
                            ----         ----         ----        -----       -----
 Total From Investment
            Operations      2.25         1.07         3.45        (0.85)      (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.85)       (0.03)          --        (0.02)         --
 -----                     -----        -----                     -----
   Total Dividends and
         Distributions     (0.85)       (0.03)          --        (0.02)         --
 -----                     -----        -----                     -----
Net Asset Value, End
 of Period............    $15.40       $14.00       $12.96        $9.51      $10.38
                          ======       ======       ======        =====      ======
Total Return /(b)/ ...     16.49%        8.26%       36.28%       (8.23)%     (0.67)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $113,607      $77,396      $47,377      $17,167      $2,480
 Ratio of Expenses to
  Average Net Assets..      1.50%        1.58%        1.70%        1.70%       1.66%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --         1.58%/(f)/   1.84%/(f)/   1.70%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.42)%      (0.35)%      (0.48)%      (0.44)%     (0.35)%/(e)/
 Portfolio Turnover
  Rate................     137.4%/(h)/   98.5%       113.2%       108.8%      123.5%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005       2004         2003        2002        2001/(G)/
                           ----       ----         ----        ----        ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.52      $7.29        $4.84       $7.31        $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.08)     (0.08)       (0.08)      (0.20)       (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.83       0.31         2.53       (1.91)       (1.72)
                           ----       ----         ----       -----        -----
 Total From Investment
            Operations     0.75       0.23         2.45       (2.11)       (1.75)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.40)        --           --       (0.36)          --
 ----                     -----                               -----
   Total Dividends and
         Distributions    (0.40)        --           --       (0.36)          --
 ----                     -----                               -----
Net Asset Value, End
 of Period............    $7.87      $7.52        $7.29       $4.84        $7.31
                          =====      =====        =====       =====        =====
Total Return /(b)/ ...     9.98%      3.16%       50.62%     (30.92)%     (18.42)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $29,405    $25,984      $16,886      $4,449       $1,322
 Ratio of Expenses to
  Average Net Assets..     1.59%      1.68%        1.88%       1.70%        1.64%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --       1.69%/(d)/   2.18%/(d)/  1.70%/(d)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.97)%    (1.06)%      (1.26)%     (1.27)%      (1.32)%/(f)/
 Portfolio Turnover
  Rate................    181.7%     194.9%       270.1%      255.3%       178.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Expense ratio without commission rebates.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2002
                                    2004      2003              2001/(F)/
                        2005        ----      ----              ----

SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $14.40    $12.49     $9.50    $10.14   $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  --            --     (0.05)   (0.01)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.00        1.91      3.04    (0.49)    (0.59)
                                    ----      ----              -----
 Total From Investment
            Operations  2.00        1.91      2.99    (0.50)    (0.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.05)        --        --    --           --
 Distributions from                                   (0.14)
  Realized Gains......                --        --                 --
 -----                  (0.36)

   Total Dividends and                                (0.14)
         Distributions                --        --                 --
 -----                  (0.41)

Net Asset Value, End                                  $9.50
 of Period............            $14.40    $12.49             $10.14
                        $15.99    ======    ======             ======

Total Return /(b)/ ...  13.99%     15.31%    31.47%   (5.16)%   (5.59)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $57,122  $33,134   $17,505    $7,197   $1,860
 Ratio of Expenses to
  Average Net Assets..  1.00%       1.06%     1.38%   1.10%      1.06%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --          1.06%     1.49%   --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.01%       0.01%    (0.47)%  (0.28)%   (0.26)%/(e)/
 Portfolio Turnover
  Rate................  43.2%       54.5%     44.6%   61.0%      62.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005       2004         2003        2002       2001/(G)/
                           ----       ----         ----        ----       ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $15.88     $14.53       $10.42      $10.48      $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)     (0.09)       (0.04)      (0.01)         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.57       1.91         4.15        0.42       (0.16)
                           ----       ----         ----        ----       -----
 Total From Investment
            Operations     2.54       1.82         4.11        0.41       (0.16)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (1.40)     (0.47)          --       (0.47)         --
 -----                    -----      -----                    -----
   Total Dividends and
         Distributions    (1.40)     (0.47)          --       (0.47)         --
 -----                    -----      -----                    -----
Net Asset Value, End
 of Period............   $17.02     $15.88       $14.53      $10.42      $10.48
                         ======     ======       ======      ======      ======
Total Return /(b)/ ...    16.63%     12.80%       39.44%       3.65%      (1.04)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $46,466    $26,756      $12,945      $4,953        $749
 Ratio of Expenses to
  Average Net Assets..     1.56%      1.65%        1.70%       1.69%       1.66%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.56%      1.65%/(f)/   2.14%/(f)/  1.70%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.19)%    (0.62)%      (0.35)%     (0.07)%      0.12%/(e)/
 Portfolio Turnover
  Rate................    133.7%     163.5%       221.7%      134.3%       89.1%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005     2004        2003     2002     2001/(F)/

ULTRA SHORT BOND FUND
---------------------
CLASS J SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..  $10.00   $10.00      $10.00   $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.20     0.19        0.23     0.32     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.03)   (0.11)      --       --       --
 Net Increase from
  Payments by
  Affiliates..........  --       0.11        --       --       --
 -----
 Total From Investment
            Operations  0.17     0.19        0.23     0.32     0.13
Less Dividends and
 Distributions:
 Dividends from Net     (0.20)   (0.19)      (0.23)   (0.32)   (0.13)
  Investment Income...

   Total Dividends and  (0.20)   (0.19)      (0.23)   (0.32)   (0.13)
         Distributions

Net Asset Value, End    $9.97    $10.00      $10.00   $10.00   $10.00
 of Period............

Total Return /(c)/ ...  1.77%    1.90%/(e)/  2.33%    3.24%    1.34%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $38,214  $43,380     $40,460  $14,460  $2,376
 Ratio of Expenses to
  Average Net Assets..  1.16%    1.29%       1.55%    1.60%    1.60%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...  1.16%    1.32%       1.55%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.02%    1.90%       2.21%    3.12%    3.51%/(h)/
 Portfolio Turnover
  Rate................  54.9%    105.5%      20.7%    13.6%    31.1%/(h)/



/(a) /On May 27, 2005, the board of Directors of Principal Investors Fund, Inc.
  authorized a reverse stock split to raise the value of each share from $1.00 to $10.00 per share in connection with the Capital Preservation Fund's change from a money market fund to an ultra short bond fund strategy. The financial highlights have been restated to reflect the reverse stock split.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(e) /In 2004, 1.02% of the total return consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Class J shares would have been .88%.
/(f) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.


Principal Investors Fund                                              215
www.principal.com

PERFORMANCE RESULTS - STABLE FUNDS


                              AVERAGE ANNUAL TOTAL RETURNS*                                 ANNUAL TOTAL RETURNS*
                               (THROUGH DECEMBER 31, 2005)                                 (YEAR ENDED DECEMBER 31)

                                                          LIFE
                          YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2005  2004  2003  2002  2001  2000  1999  1998  1997   1996
                          ----------------------------------------     ------------------------------------------------------------
MONEY MARKET FUND CLASS
J (03/01/01)              2.20  2.20  0.80   N/A   N/A    1.08         2.20  0.20  0.01  0.53
Principal Global
Investors Money Market
Composite                                   2.30  3.74
 Lehman Brothers U.S.
 Treasury Bellwethers 3
 Month Index              3.08  3.08  1.83  2.34  3.89    2.20         3.08  1.30  1.15  1.78  4.45  6.20  4.91  5.33  5.53   5.38

SHORT-TERM BOND FUND
CLASS J (03/01/01)
PREVIOUSLY HIGH QUALITY
SHORT-TERM BOND FUND      1.42  1.42  1.23   N/A   N/A    2.95         1.42  0.45  1.81  6.77
Principal Global
Investors Limited Term
Fixed Income Composite                      4.37   N/A
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index                    1.44  1.44  2.21  4.71  5.38    4.38         1.44  1.85  3.35  8.12  9.03  8.91  2.09  7.63  7.13   4.67
 Morningstar Short-Term
 Bond Category Average    1.43  1.43  1.96  3.82  4.63    3.45         1.43  1.60  2.39  5.24  7.32  8.14  2.12  6.28  6.51   4.35

ULTRA SHORT BOND CLASS J
(06/15/01)
PREVIOUSLY CAPITAL
PRESERVATION FUND         2.14  2.14  2.02   N/A   N/A    2.45         2.14  1.74  2.18  3.12
 6-Month LIBOR Index      3.33  3.33  2.03  2.62  4.27    2.25         3.33  1.47  1.32  2.06  5.00  6.76  5.44  5.89  5.94   5.81
 Morningstar Ultrashort   2.49  2.49  1.75  2.70  4.28    2.35         2.49  1.24  1.56  2.73  5.77  6.72  4.45  5.08  6.18   6.14
 Bond Category Average
                          ----------------------------------------     ------------------------------------------------------------
 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.





216                                              Principal Investors Fund
                                                          1-800-247-4123

PERFORMANCE RESULTS - CONSERVATIVE FUNDS


                            AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                             (THROUGH DECEMBER 31, 2005)                                   (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2005  2004  2003  2002   2001  2000   1999   1998   1997
                        ----------------------------------------     -----------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND CLASS
J (03/01/01)            1.90  1.90  3.01   N/A   N/A    4.35         1.90  3.89  3.27   8.22
Principal Global
Investors Multi Sector
Fixed Income Composite                    6.35  6.47
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43  3.62  5.87  6.17    5.54         2.43  4.34  4.11  10.26  8.42  11.63  -0.82   8.69   9.65
 Morningstar
 Intermediate-Term
 Bond Category Average  1.79  1.79  3.64  5.32  5.38    4.92         1.79  3.81  4.92   7.88  7.36   9.45  -1.22   7.42   8.76

GOVERNMENT & HIGH
QUALITY BOND FUND
CLASS J (03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND         1.40  1.40  1.67   N/A   N/A    3.49         1.40  2.80  0.83   7.75
Principal Global
Investors Mortgage
Backed Securities
Composite                                 4.85  5.66
 Lehman Brothers        2.63  2.63  3.14  5.40  6.01
 Government/Mortgage
 Index                                                  5.13         2.63  4.08  2.73  10.06  7.71  12.29  -0.54   8.72   9.54
 Morningstar
 Intermediate
 Government Category
 Average                1.90  1.90  2.45  4.62  5.12    4.46         1.90  3.39  2.15   9.07  6.84  10.76  -1.44   7.45   8.45

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J
(03/01/01)              1.97  1.97  2.76   N/A   N/A    4.32         1.97  3.44  2.88   8.71
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                                 5.85   N/A
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43  3.62  5.87  6.17    5.54         2.43  4.34  4.11  10.26  8.42  11.63  -0.82   8.69   9.65
 Morningstar
 Intermediate-Term
 Bond Category Average  1.79  1.79  3.64  5.32  5.38    4.92         1.79  3.81  4.92   7.88  7.36   9.45  -1.22   7.42   8.76

INFLATION PROTECTION
FUND CLASS J
(12/29/04)              2.32  2.32   N/A   N/A   N/A    2.61         2.32
 Lehman Brothers US
 Treasury TIPS Index    2.84  2.84  6.53  8.74   N/A    2.84         2.84  8.46  8.39  16.56  7.89  13.18   2.63   3.95
 Morningstar Long-Term
 Government Category
 Average                3.29  3.29  4.95  6.50  5.95    3.26         3.29  7.16  4.73  16.70  3.69  20.06  -8.08  10.62  12.34

PREFERRED SECURITIES
FUND CLASS J
(12/29/03)              0.69  0.69   N/A   N/A   N/A    2.16         0.69  3.57
Spectrum Preferred
Securities Composite                      8.51  8.10
 Merrill Lynch
 Preferred Stock
 Hybrid Index           0.46  0.46  5.10  6.17   N/A    2.96         0.46  5.51  9.51   6.63  8.99  17.75  -4.68   7.37
 Morningstar
 Intermediate-Term      1.79  1.79  3.64  5.32  5.38    2.90         1.79  3.81  4.92   7.88  7.36   9.45  -1.22   7.42   8.76
 Bond Category Average
                        ----------------------------------------     -----------------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                         1996
                        -------
BOND & MORTGAGE
SECURITIES FUND CLASS
J (03/01/01)
Principal Global
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers          3.63
 Aggregate Bond Index
 Morningstar              3.30
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH
QUALITY BOND FUND
CLASS J (03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
Principal Global
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers          3.68
 Government/Mortgage
 Index
 Morningstar              2.80
 Intermediate
 Government Category
 Average

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J
(03/01/01)
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers          3.63
 Aggregate Bond Index
 Morningstar              3.30
 Intermediate-Term
 Bond Category Average

INFLATION PROTECTION
FUND CLASS J
(12/29/04)
 Lehman Brothers US
 Treasury TIPS Index
 Morningstar Long-Term   -1.61
 Government Category
 Average

PREFERRED SECURITIES
FUND CLASS J
(12/29/03)
Spectrum Preferred
Securities Composite
 Merrill Lynch
 Preferred Stock
 Hybrid Index
 Morningstar              3.30
 Intermediate-Term
 Bond Category Average  -------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.





Principal Investors Fund                                              217
www.principal.com

PERFORMANCE RESULTS - MODERATE FUNDS



                              AVERAGE ANNUAL TOTAL RETURNS*
                               (THROUGH DECEMBER 31, 2005)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005
                        --------------------------------------------     -------
LARGECAP GROWTH FUND
CLASS J (03/01/01)      10.69  10.69  13.96    N/A    N/A   -1.69        10.69
Columbus Circle
Investors Large
Capitalization
Composite /(1)/         11.77  11.77  16.96  -2.55   9.80
 Russell 1000 Growth
 Index                   5.26   5.26  13.23  -3.58   6.73   -1.30         5.26
 Morningstar Large
 Growth Category
 Average                 6.46   6.46  13.88  -3.36   6.95   -0.84         6.46

LARGECAP S&P 500 INDEX
FUND CLASS J
(03/01/01)               4.01   4.01  13.15    N/A    N/A    0.67         4.01
Principal Global
Investors S&P 500
Index Composite                               0.18   8.68
 S&P 500 Index           4.91   4.91  14.38   0.54   9.07    1.84         4.91
 Morningstar Large
 Blend Category
 Average                 5.77   5.77  14.00   0.50   8.12    1.82         5.77

LARGECAP VALUE FUND
CLASS J (03/01/01)       5.91   5.91  13.57    N/A    N/A    3.96         5.91
Principal Global
Investors Large Cap
Value Composite                               3.92   9.31
 Russell 1000 Value
 Index                   7.05   7.05  17.49   5.28  10.94    6.00         7.05
 Morningstar Large
 Value Category
 Average                 5.88   5.88  15.58   3.96   8.85    4.46         5.88

MIDCAP VALUE FUND
CLASS J (03/01/01)      12.13  12.13  18.04    N/A    N/A    9.72        12.13
Principal Global
Investors Mid Cap
Value Composite                              10.33  10.08
 Russell Midcap Value
 Index                  12.65  12.65  24.38  12.21  13.65   12.84        12.65
 Morningstar Mid-Cap
 Value Category
 Average                 8.41   8.41  20.46   9.36  11.39   10.29         8.41

PARTNERS LARGECAP
BLEND FUND CLASS J
(03/01/01)               4.16   4.16  11.88    N/A    N/A    2.00         4.16
T. Rowe Price U.S.
Structured Research
Strategy
/(//2//)//(3)/                        16.05   2.13    N/A
 S&P 500 Index           4.91   4.91  14.38   0.54   9.07    1.48         4.91
 Morningstar Large
 Blend Category
 Average                 5.77   5.77  14.00   0.50   8.12    1.39         5.77

PARTNERS LARGECAP
BLEND FUND I CLASS J
(03/01/01)               5.42   5.42  13.70    N/A    N/A   -0.32         5.42
Goldman Sachs Large
Cap Blend Composite
/(//4//)/                                     1.90   9.92
Wellington LargeCap
Blend Composite
/(//5//)/                                    -1.61   8.55
 S&P 500 Index           4.91   4.91  14.38   0.54   9.07    1.84         4.91
 Morningstar Large
 Blend Category          5.77   5.77  14.00   0.50   8.12    1.82         5.77
 Average
                        --------------------------------------------     -------


                                             ANNUAL TOTAL RETURNS*
                                            (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999   1998   1997    1996
                        ------------------------------------------------------------------
LARGECAP GROWTH FUND     8.31  23.43  -28.97
CLASS J (03/01/01)
Columbus Circle
Investors Large
Capitalization
Composite /(1)/
 Russell 1000 Growth     6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71  30.49   23.12
 Index
 Morningstar Large       7.64  28.55  -27.73  -23.63  -14.09  39.72  33.56  25.00   18.95
 Growth Category
 Average

LARGECAP S&P 500 INDEX   9.76  26.89  -22.97
FUND CLASS J
(03/01/01)
Principal Global
Investors S&P 500
Index Composite
 S&P 500 Index          10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58  33.36   22.96
 Morningstar Large       9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95  27.43   20.37
 Blend Category
 Average

LARGECAP VALUE FUND     11.43  24.11  -13.72
CLASS J (03/01/01)
Principal Global
Investors Large Cap
Value Composite
 Russell 1000 Value     16.49  30.03  -15.52   -5.59    7.02   7.35  15.63  35.18   21.64
 Index
 Morningstar Large      12.91  28.40  -18.92   -5.37    5.47   6.63  13.10  27.01   20.79
 Value Category
 Average

MIDCAP VALUE FUND       15.67  26.80   -8.95
CLASS J (03/01/01)
Principal Global
Investors Mid Cap
Value Composite
 Russell Midcap Value   23.71  38.06   -9.65    2.34   19.18  -0.11   5.09  34.37   20.26
 Index
 Morningstar Mid-Cap    17.90  34.38  -12.91    6.40   16.82   7.78   3.92  26.04   20.50
 Value Category
 Average

PARTNERS LARGECAP        9.41  22.90  -17.17
BLEND FUND CLASS J
(03/01/01)
T. Rowe Price U.S.
Structured Research
Strategy
/(//2//)//(3)/
 S&P 500 Index          10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58  33.36   22.96
 Morningstar Large       9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95  27.43   20.37
 Blend Category
 Average

PARTNERS LARGECAP       10.03  26.74  -25.65
BLEND FUND I CLASS J
(03/01/01)
Goldman Sachs Large
Cap Blend Composite
/(//4//)/
Wellington LargeCap
Blend Composite
/(//5//)/
 S&P 500 Index          10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58  33.36   22.96
 Morningstar Large       9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95  27.43   20.37
 Blend Category
 Average                ------------------------------------------------------------------





 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//1//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
/ //(2)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//3//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity
Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program.
It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
/ //(//4//)/ Goldman Sachs began sub-advising the Fund on 12/16/02
/ //(//5//)/ Wellington began sub-advising the Fund on 12/16/02






218                                              Principal Investors Fund
                                                          1-800-247-4123

PERFORMANCE RESULTS - MODERATE FUNDS


                                                                                AVERAGE ANNUAL TOTAL RETURNS*
                                                                                 (THROUGH DECEMBER 31, 2005)

                                                                                                                   LIFE
                                                                      YTD     1 YR     3 YR     5 YR     10 YR    OF FUND
                                                                    --------------------------------------------------------
PARTNERS LARGECAP GROWTH FUND CLASS J (12/30/02)                      2.59     2.59     8.53      N/A      N/A      8.52
GMO Growth Composite/(//1//)/                                                          11.76    -3.33     8.22
 Russell 1000 Growth Index                                            5.26     5.26    13.23    -3.58     6.73     13.23
 S&P 500 Index                                                        4.91     4.91    14.38     0.54     9.07     14.39
 Morningstar Large Growth Category Average                            6.46     6.46    13.88    -3.36     6.95     14.01

PARTNERS LARGECAP GROWTH FUND I CLASS J (03/01/01)                    6.69     6.69    12.24      N/A      N/A     -1.44
T. Rowe Price Institutional Large Cap Growth Strategy Composite
/(//2//)//(//3//)/                                                                     18.34      N/A      N/A
 Russell 1000 Growth Index                                            5.26     5.26    13.23    -3.58     6.73     -1.30
 Morningstar Large Growth Category Average                            6.46     6.46    13.88    -3.36     6.95     -0.84

PARTNERS LARGECAP GROWTH FUND II CLASS J (03/01/01)                   4.00     4.00    12.09      N/A      N/A     -0.58
American Century Large Cap Growth Equity Composite                                                        7.26
 Russell 1000 Growth Index                                            5.26     5.26    13.23    -3.58     6.73     -1.30
 Morningstar Large Growth Category Average                            6.46     6.46    13.88    -3.36     6.95     -0.84

PARTNERS LARGECAP VALUE FUND CLASS J (03/01/01)                       4.48     4.48    14.03      N/A      N/A      5.99
 Russell 1000 Value Index                                             7.05     7.05    17.49     5.28    10.94      6.00
 Morningstar Large Value Category Average                             5.88     5.88    15.58     3.96     8.85      4.46

PARTNERS MIDCAP VALUE FUND CLASS J (03/01/01)                         9.89     9.89    21.58      N/A      N/A     10.80
Neuberger Berman MidCap Value Composite                                                                  13.43
 Russell Midcap Value Index                                          12.65    12.65    24.38    12.21    13.65     12.84
 Morningstar Mid-Cap Value Category Average                           8.41     8.41    20.46     9.36    11.39     10.29
                                                                    --------------------------------------------------------

                                                                                              ANNUAL TOTAL RETURNS*
                                                                                            (YEAR ENDED DECEMBER 31)


                                                                     2005     2004     2003      2002      2001      2000
                                                                    ---------------------------------------------------------
PARTNERS LARGECAP GROWTH FUND CLASS J (12/30/02)                      2.59     1.88    22.30
GMO Growth Composite/(//1//)/
 Russell 1000 Growth Index                                            5.26     6.30    29.76    -27.88    -20.42    -22.42
 S&P 500 Index                                                        4.91    10.87    28.67    -22.11    -11.88     -9.11
 Morningstar Large Growth Category Average                            6.46     7.64    28.55    -27.73    -23.63    -14.09

PARTNERS LARGECAP GROWTH FUND I CLASS J (03/01/01)                    6.69     8.13    22.57    -28.41
T. Rowe Price Institutional Large Cap Growth Strategy Composite
/(//2//)//(//3//)/
 Russell 1000 Growth Index                                            5.26     6.30    29.76    -27.88    -20.42    -22.42
 Morningstar Large Growth Category Average                            6.46     7.64    28.55    -27.73    -23.63    -14.09

PARTNERS LARGECAP GROWTH FUND II CLASS J (03/01/01)                   4.00     8.41    24.91    -26.61
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index                                            5.26     6.30    29.76    -27.88    -20.42    -22.42
 Morningstar Large Growth Category Average                            6.46     7.64    28.55    -27.73    -23.63    -14.09

PARTNERS LARGECAP VALUE FUND CLASS J (03/01/01)                       4.48    12.41    26.23    -14.37
 Russell 1000 Value Index                                             7.05    16.49    30.03    -15.52     -5.59      7.02
 Morningstar Large Value Category Average                             5.88    12.91    28.40    -18.92     -5.37      5.47

PARTNERS MIDCAP VALUE FUND CLASS J (03/01/01)                         9.89    21.45    34.66    -10.75
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                          12.65    23.71    38.06     -9.65      2.34     19.18
 Morningstar Mid-Cap Value Category Average                           8.41    17.90    34.38    -12.91      6.40     16.82
                                                                    ---------------------------------------------------------



                                                                     1999     1998     1997      1996
                                                                    ------------------------------------
PARTNERS LARGECAP GROWTH FUND CLASS J (12/30/02)
GMO Growth Composite/(//1//)/
 Russell 1000 Growth Index                                           33.16    38.71    30.49     23.12
 S&P 500 Index                                                       21.04    28.58    33.36     22.96
 Morningstar Large Growth Category Average                           39.72    33.56    25.00     18.95

PARTNERS LARGECAP GROWTH FUND I CLASS J (03/01/01)
T. Rowe Price Institutional Large Cap Growth Strategy Composite
/(//2//)//(//3//)/
 Russell 1000 Growth Index                                           33.16    38.71    30.49     23.12
 Morningstar Large Growth Category Average                           39.72    33.58    25.00     18.95

PARTNERS LARGECAP GROWTH FUND II CLASS J (03/01/01)
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index                                           33.16    38.71    30.49     23.12
 Morningstar Large Growth Category Average                           39.72    33.58    25.00     18.95

PARTNERS LARGECAP VALUE FUND CLASS J (03/01/01)
 Russell 1000 Value Index                                             7.35    15.63    35.18     21.64
 Morningstar Large Value Category Average                             6.63    13.10    27.01     20.79

PARTNERS MIDCAP VALUE FUND CLASS J (03/01/01)
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                          -0.11     5.09    34.37     20.26
 Morningstar Mid-Cap Value Category Average                           7.78     3.92    26.04     20.50
                                                                    ------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//1//)/ GMO began sub-advising the Fund on 03/09/04
/ //(//2//)/ T. Rowe began sub-advising the Fund on 08/24/04
///(//3//)//
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.





Principal Investors Fund                                              219
www.principal.com

PERFORMANCE RESULTS - AGGRESSIVE FUNDS




                              AVERAGE ANNUAL TOTAL RETURNS*
                               (THROUGH DECEMBER 31, 2005)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005
                        --------------------------------------------     -------
MIDCAP BLEND FUND
CLASS J (03/01/01)       8.38   8.38  18.24    N/A    N/A    8.94         8.38
Principal Global
Investors Mid Cap
Blend Composite                               8.65  11.60
 Russell Midcap Index   12.65  12.65  23.79   8.45  12.49    9.82        12.65
 Morningstar Mid-Cap
 Blend Category
 Average                 9.21   9.21  20.10   8.14  11.74    8.94         9.21

MIDCAP GROWTH FUND
CLASS J (03/01/01)      12.32  12.32  17.23    N/A    N/A   -4.20        12.32
Columbus Circle
Investors Mid
Capitalization
Composite/(//1//)/      13.30  13.30  21.66   3.02  13.70
 Russell Midcap Growth
 Index                  12.10  12.10  22.70   1.38   9.27    4.29        12.10
 Morningstar Mid-Cap
 Growth Category
 Average                 9.70   9.70  19.13   0.01   8.48    2.71         9.70

MIDCAP S&P 400 INDEX
FUND CLASS J
(03/01/01)              11.31  11.31  19.68    N/A    N/A    8.39        11.31
Principal Global
Investors S&P 400
Index Composite                               7.95    N/A
 S&P MidCap 400 Index   12.55  12.55  21.13   8.59  14.35    9.74        12.55
 Morningstar Mid-Cap
 Blend Category
 Average                 9.21   9.21  20.10   8.14  11.74    8.94         9.21

PARTNERS MIDCAP GROWTH
FUND CLASS J
(03/01/01)              11.17  11.17  22.08    N/A    N/A    1.47        11.17
Turner Midcap Growth
Composite                                    -1.18    N/A
 Russell Midcap Growth
 Index                  12.10  12.10  22.70   1.38   9.27    4.29        12.10
 Morningstar Mid-Cap
 Growth Category
 Average                 9.70   9.70  19.13   0.01   8.48    2.71         9.70

PARTNERS SMALLCAP
GROWTH FUND I CLASS J
(03/01/01)               4.56   4.56  20.11    N/A    N/A    0.59         4.56
Alliance Capital Small
Cap Growth
Composite/(//2//)/                    22.16   2.38  10.66
 Russell 2000 Growth
 Index                   4.15   4.15  20.93   2.28   4.69    3.85         4.15
 Morningstar Small
 Growth Category
 Average                 5.74   5.74  19.76   2.17   8.16    4.60         5.74

PARTNERS SMALLCAP
GROWTH FUND II CLASS J
(03/01/01)               6.05   6.05  18.67    N/A    N/A    2.82         6.05
UBS U.S. Small
Capitalization Growth
Equity
Composite/(//3//)/                            4.74  11.46
Emerald Diversified
Small Cap Growth
Composite /(//4//)/                           2.30   8.61
 Russell 2000 Growth
 Index                   4.15   4.15  20.93   2.28   4.69    3.85         4.15
 Morningstar Small
 Growth Category         5.74   5.74  19.76   2.17   8.16    4.60         5.74
 Average
                        --------------------------------------------     -------
                                             ANNUAL TOTAL RETURNS*
                                            (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999   1998   1997    1996
                        ------------------------------------------------------------------
MIDCAP BLEND FUND       16.74  30.67   -9.30
CLASS J (03/01/01)
Principal Global
Investors Mid Cap
Blend Composite
 Russell Midcap Index   20.22  40.08  -16.19   -5.63    8.25  18.23  10.09  29.01   19.00
 Morningstar Mid-Cap    16.00  36.42  -17.08   -4.96    3.37  18.70   6.77  26.45   20.44
 Blend Category
 Average

MIDCAP GROWTH FUND       9.44  31.06  -41.07
CLASS J (03/01/01)
Columbus Circle
Investors Mid
Capitalization
Composite/(//1//)/
 Russell Midcap Growth  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86  22.54   17.48
 Index
 Morningstar Mid-Cap    12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51  17.05   16.99
 Growth Category
 Average

MIDCAP S&P 400 INDEX    15.18  33.71  -16.07
FUND CLASS J
(03/01/01)
Principal Global
Investors S&P 400
Index Composite
 S&P MidCap 400 Index   16.47  35.59  -14.53   -0.60   17.51  14.72  19.11  32.25   19.20
 Morningstar Mid-Cap    16.00  36.42  -17.08   -4.96    3.37  18.70   6.77  26.45   20.44
 Blend Category
 Average

PARTNERS MIDCAP GROWTH  11.23  47.14  -32.51
FUND CLASS J
(03/01/01)
Turner Midcap Growth
Composite
 Russell Midcap Growth  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86  22.54   17.48
 Index
 Morningstar Mid-Cap    12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51  17.05   16.99
 Growth Category
 Average

PARTNERS SMALLCAP       13.41  46.12  -41.11
GROWTH FUND I CLASS J
(03/01/01)
Alliance Capital Small
Cap Growth
Composite/(//2//)/
 Russell 2000 Growth    14.31  48.53  -30.25   -9.23  -22.43  43.09   1.23  12.95   11.26
 Index
 Morningstar Small      12.09  45.00  -28.42   -9.02   -5.71  61.45   4.49  18.19   19.99
 Growth Category
 Average

PARTNERS SMALLCAP        9.92  43.35  -25.31
GROWTH FUND II CLASS J
(03/01/01)
UBS U.S. Small
Capitalization Growth
Equity
Composite/(//3//)/
Emerald Diversified
Small Cap Growth
Composite /(//4//)/
 Russell 2000 Growth    14.31  48.53  -30.25   -9.23  -22.43  43.09   1.23  12.95   11.26
 Index
 Morningstar Small      12.09  45.00  -28.42   -9.02   -5.71  61.45   4.49  18.19   19.99
 Growth Category
 Average                ------------------------------------------------------------------




 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/1//
CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
/ //(//2//)/ Alliance began sub-advising the Fund on 03/31/03
//
/(//3//)/ UBS began sub-advising the Fund on 04/22/02
//
/(//4//)/ Emerald Advisers Inc. began as co-sub-advisor on 09/01/04

                              AVERAGE ANNUAL TOTAL RETURNS*
                               (THROUGH DECEMBER 31, 2005)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005
                        --------------------------------------------     -------
MIDCAP BLEND FUND
CLASS J (03/01/01)       8.38   8.38  18.24    N/A    N/A    8.94         8.38
Principal Global
Investors Mid Cap
Blend Composite                               8.65  11.60
 Russell Midcap Index   12.65  12.65  23.79   8.45  12.49    9.82        12.65
 Morningstar Mid-Cap
 Blend Category
 Average                 9.21   9.21  20.10   8.14  11.74    8.94         9.21

MIDCAP GROWTH FUND
CLASS J (03/01/01)      12.32  12.32  17.23    N/A    N/A   -4.20        12.32
Columbus Circle
Investors Mid
Capitalization
Composite/(//1//)/      13.30  13.30  21.66   3.02  13.70
 Russell Midcap Growth
 Index                  12.10  12.10  22.70   1.38   9.27    4.29        12.10
 Morningstar Mid-Cap
 Growth Category
 Average                 9.70   9.70  19.13   0.01   8.48    2.71         9.70

MIDCAP S&P 400 INDEX
FUND CLASS J
(03/01/01)              11.31  11.31  19.68    N/A    N/A    8.39        11.31
Principal Global
Investors S&P 400
Index Composite                               7.95    N/A
 S&P MidCap 400 Index   12.55  12.55  21.13   8.59  14.35    9.74        12.55
 Morningstar Mid-Cap
 Blend Category
 Average                 9.21   9.21  20.10   8.14  11.74    8.94         9.21

PARTNERS MIDCAP GROWTH
FUND CLASS J
(03/01/01)              11.17  11.17  22.08    N/A    N/A    1.47        11.17
Turner Midcap Growth
Composite                                    -1.18    N/A
 Russell Midcap Growth
 Index                  12.10  12.10  22.70   1.38   9.27    4.29        12.10
 Morningstar Mid-Cap
 Growth Category
 Average                 9.70   9.70  19.13   0.01   8.48    2.71         9.70

PARTNERS SMALLCAP
GROWTH FUND I CLASS J
(03/01/01)               4.56   4.56  20.11    N/A    N/A    0.59         4.56
Alliance Capital Small
Cap Growth
Composite/(//2//)/                    22.16   2.38  10.66
 Russell 2000 Growth
 Index                   4.15   4.15  20.93   2.28   4.69    3.85         4.15
 Morningstar Small
 Growth Category
 Average                 5.74   5.74  19.76   2.17   8.16    4.60         5.74

PARTNERS SMALLCAP
GROWTH FUND II CLASS J
(03/01/01)               6.05   6.05  18.67    N/A    N/A    2.82         6.05
UBS U.S. Small
Capitalization Growth
Equity
Composite/(//3//)/                            4.74  11.46
Emerald Diversified
Small Cap Growth
Composite /(//4//)/                           2.30   8.61
 Russell 2000 Growth
 Index                   4.15   4.15  20.93   2.28   4.69    3.85         4.15
 Morningstar Small
 Growth Category         5.74   5.74  19.76   2.17   8.16    4.60         5.74
 Average
                        --------------------------------------------     -------
                                             ANNUAL TOTAL RETURNS*
                                            (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999   1998   1997    1996
                        ------------------------------------------------------------------
MIDCAP BLEND FUND       16.74  30.67   -9.30
CLASS J (03/01/01)
Principal Global
Investors Mid Cap
Blend Composite
 Russell Midcap Index   20.22  40.08  -16.19   -5.63    8.25  18.23  10.09  29.01   19.00
 Morningstar Mid-Cap    16.00  36.42  -17.08   -4.96    3.37  18.70   6.77  26.45   20.44
 Blend Category
 Average

MIDCAP GROWTH FUND       9.44  31.06  -41.07
CLASS J (03/01/01)
Columbus Circle
Investors Mid
Capitalization
Composite/(//1//)/
 Russell Midcap Growth  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86  22.54   17.48
 Index
 Morningstar Mid-Cap    12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51  17.05   16.99
 Growth Category
 Average

MIDCAP S&P 400 INDEX    15.18  33.71  -16.07
FUND CLASS J
(03/01/01)
Principal Global
Investors S&P 400
Index Composite
 S&P MidCap 400 Index   16.47  35.59  -14.53   -0.60   17.51  14.72  19.11  32.25   19.20
 Morningstar Mid-Cap    16.00  36.42  -17.08   -4.96    3.37  18.70   6.77  26.45   20.44
 Blend Category
 Average

PARTNERS MIDCAP GROWTH  11.23  47.14  -32.51
FUND CLASS J
(03/01/01)
Turner Midcap Growth
Composite
 Russell Midcap Growth  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86  22.54   17.48
 Index
 Morningstar Mid-Cap    12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51  17.05   16.99
 Growth Category
 Average

PARTNERS SMALLCAP       13.41  46.12  -41.11
GROWTH FUND I CLASS J
(03/01/01)
Alliance Capital Small
Cap Growth
Composite/(//2//)/
 Russell 2000 Growth    14.31  48.53  -30.25   -9.23  -22.43  43.09   1.23  12.95   11.26
 Index
 Morningstar Small      12.09  45.00  -28.42   -9.02   -5.71  61.45   4.49  18.19   19.99
 Growth Category
 Average

PARTNERS SMALLCAP        9.92  43.35  -25.31
GROWTH FUND II CLASS J
(03/01/01)
UBS U.S. Small
Capitalization Growth
Equity
Composite/(//3//)/
Emerald Diversified
Small Cap Growth
Composite /(//4//)/
 Russell 2000 Growth    14.31  48.53  -30.25   -9.23  -22.43  43.09   1.23  12.95   11.26
 Index
 Morningstar Small      12.09  45.00  -28.42   -9.02   -5.71  61.45   4.49  18.19   19.99
 Growth Category
 Average                ------------------------------------------------------------------



220                                              Principal Investors Fund
                                                          1-800-247-4123

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                              AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                               (THROUGH DECEMBER 31, 2005)                                    (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005   2004   2003    2002   2001    2000   1999
                        --------------------------------------------     ---------------------------------------------------
PARTNERS SMALLCAP
VALUE FUND CLASS J
(03/01/01)               6.62   6.62  19.38    N/A    N/A   12.07         6.62  16.81  36.62  -11.11
Ark Asset Small Cap
Value Composite                              14.46  16.17
 Russell 2000 Value
 Index                   4.71   4.71  23.18  13.55  13.08   13.44         4.71  22.25  46.02  -11.42  14.02   22.83  -1.49
 Morningstar Small
 Value Category
 Average                 6.13   6.13  22.30  13.50  12.79   13.40         6.13  20.58  42.71  -10.25  17.31   16.98   4.49

REAL ESTATE SECURITIES
FUND CLASS J
(03/01/01)              14.70  14.70  27.84    N/A    N/A   20.65        14.70  32.94  37.01    6.87
Principal Capital -
REI Real Estate
Composite                                    20.64    N/A
 MSCI US REIT Index     12.52  12.52  26.48  18.80  14.39   19.82        12.52  31.49  36.74    3.64  12.83   26.81  -4.55
 Morningstar Specialty
 - Real Estate
 Category Average       11.59  11.59  36.47  18.58  14.95   19.39        11.59  31.88  36.89    4.10   8.93   25.83  -3.35

SMALLCAP BLEND FUND
CLASS J (03/01/01)       8.96   8.96  21.22    N/A    N/A   10.69         8.96  15.54  41.48  -17.85
Principal Global
Investors Small                                                      -
Company Blend
Composite                                    10.07    N/A
 Russell 2000 Index      4.55   4.55  22.13   8.22   9.26    8.90         4.55  18.33  47.25  -20.48   2.49   -3.02  21.26
 Morningstar Small
 Blend Category
 Average                 6.62   6.62  21.72   9.89  11.15   10.76         6.62  18.86  42.77  -16.17   8.41   12.84  18.18

SMALLCAP GROWTH FUND
CLASS J (03/01/01)       3.60   3.60  20.08    N/A    N/A    0.29         3.60  13.61  47.12  -39.83
Principal Global
Investors Small
Company Growth
Composite                                     1.57   5.97
 Russell 2000 Growth
 Index                   4.15   4.15  20.93   2.28   4.69    3.85         4.15  14.31  48.53  -30.25  -9.23  -22.43  43.09
 Morningstar Small
 Growth Category
 Average                 5.74   5.74  19.76   2.17   8.16    4.60         5.74  12.09  45.00  -28.42  -9.02   -5.71  61.45

SMALLCAP S&P 600 INDEX
FUND CLASS J
(03/01/01)               6.55   6.55  20.84    N/A    N/A   10.23         6.55  21.24  36.58  -15.75
Principal Global
Investors Small Cap
S&P 600 Index
Composite
 S&P SmallCap 600
 Index                   7.67   7.67  22.37  10.76  12.15   11.64         7.67  22.64  38.77  -14.63   6.54   11.80  12.40
 Morningstar Small
 Blend Category
 Average                 6.62   6.62  21.72   9.89  11.15   10.76         6.62  18.86  42.77  -16.17   8.41   12.84  18.18

SMALLCAP VALUE FUND
CLASS J (03/01/01)       8.35   8.35  22.35    N/A    N/A   14.75         8.35  18.93  42.14   -3.49
Principal Global
Investors Small Cap
Value Composite                              15.36  12.71
 Russell 2000 Value
 Index                   4.71   4.71  23.18  13.55  13.08   13.44         4.71  22.25  46.02  -11.42  14.02   22.83  -1.49
 Morningstar Small
 Value Category          6.13   6.13  22.30  13.50  12.79   13.40         6.13  20.58  42.71  -10.25  17.31   16.98   4.49
 Average
                        --------------------------------------------     ---------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                         1998   1997    1996
                        ----------------------
PARTNERS SMALLCAP
VALUE FUND CLASS J
(03/01/01)
Ark Asset Small Cap
Value Composite
 Russell 2000 Value      -6.45  31.78   21.37
 Index
 Morningstar Small       -6.99  30.04   25.53
 Value Category
 Average

REAL ESTATE SECURITIES
FUND CLASS J
(03/01/01)
Principal Capital -
REI Real Estate
Composite
 MSCI US REIT Index     -16.90  18.58   35.89
 Morningstar Specialty  -15.79  23.05   31.68
 - Real Estate
 Category Average

SMALLCAP BLEND FUND
CLASS J (03/01/01)
Principal Global
Investors Small
Company Blend
Composite
 Russell 2000 Index      -2.55  22.36   16.50
 Morningstar Small       -3.64  26.12   19.66
 Blend Category
 Average

SMALLCAP GROWTH FUND
CLASS J (03/01/01)
Principal Global
Investors Small
Company Growth
Composite
 Russell 2000 Growth      1.23  12.95   11.26
 Index
 Morningstar Small        4.49  18.19   19.99
 Growth Category
 Average

SMALLCAP S&P 600 INDEX
FUND CLASS J
(03/01/01)
Principal Global
Investors Small Cap
S&P 600 Index
Composite
 S&P SmallCap 600        -1.31  25.58   21.32
 Index
 Morningstar Small       -3.64  26.12   19.66
 Blend Category
 Average

SMALLCAP VALUE FUND
CLASS J (03/01/01)
Principal Global
Investors Small Cap
Value Composite
 Russell 2000 Value      -6.45  31.78   21.37
 Index
 Morningstar Small       -6.99  30.04   25.53
 Value Category
 Average                ----------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.





Principal Investors Fund                                              221
www.principal.com

PERFORMANCE RESULTS - DYNAMIC FUNDS


                              AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                               (THROUGH DECEMBER 31, 2005)                                    (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2005   2004   2003    2002    2001    2000   1999
                        --------------------------------------------     ----------------------------------------------------
DIVERSIFIED
INTERNATIONAL FUND
CLASS J (03/01/01)      22.98  22.98  24.81    N/A    N/A    6.19        22.98  19.18  32.65  -17.17
Principal Global
Investors
International Large
Cap Composite                                 5.37   9.00
 Citigroup BMI Global
 ex-US Index            19.59  19.59  28.09   8.09   7.79    9.85        19.59  22.23  42.15  -13.81  -20.08  -12.04  28.75
 Morningstar Foreign
 Large Blend Category
 Average                14.55  14.55  21.30   2.93   6.47    4.82        14.55  17.59  33.32  -16.91  -21.83  -16.02  40.08

INTERNATIONAL EMERGING
MARKETS FUND CLASS J
(03/01/01)              34.83  34.83  37.57    N/A    N/A   18.56        34.83  24.60  54.96   -7.72
Principal Global
Investors
International Emerging
Markets Equity
Composite                                    19.58  12.61
 MSCI Emerging Markets
 Free Index - NDTR      34.00  34.00  37.84  19.08    N/A   18.64        30.31  25.56  55.82   -6.18   -2.61
 Morningstar
 Diversified Emerging
 Markets Category
 Average                31.64  31.64  36.05  18.59   7.88   18.17        31.64  23.75  55.30   -5.90   -3.73  -31.11  71.86

INTERNATIONAL GROWTH
FUND CLASS J
(03/01/01)              21.41  21.41  26.57    N/A    N/A    7.85        21.41  21.58  37.37  -16.86
Principal Global
Investors
International Large
Cap Composite                                 5.37   9.00
 CITI World Ex-US BMI
 Growth Index           17.18  17.18  24.60   4.04   6.29    6.57        17.18  19.34  38.42  -16.97  -24.13  -17.97  36.58
 Morningstar Foreign
 Large Growth Category  15.27  15.27  21.66   2.15   5.69    4.22        15.27  15.58  33.15  -19.15  -24.36  -20.88  52.48
 Average
                        --------------------------------------------     ----------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                         1998   1997    1996
                        ----------------------
DIVERSIFIED
INTERNATIONAL FUND
CLASS J (03/01/01)
Principal Global
Investors
International Large
Cap Composite
 Citigroup BMI Global    17.27   2.62    8.70
 ex-US Index
 Morningstar Foreign     13.55   5.99   12.31
 Large Blend Category
 Average

INTERNATIONAL EMERGING
MARKETS FUND CLASS J
(03/01/01)
Principal Global
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets
 Free Index - NDTR
 Morningstar            -27.03  -3.68   13.35
 Diversified Emerging
 Markets Category
 Average

INTERNATIONAL GROWTH
FUND CLASS J
(03/01/01)
Principal Global
Investors
International Large
Cap Composite
 CITI World Ex-US BMI    19.63   3.91    8.41
 Growth Index
 Morningstar Foreign     14.80   6.99   13.88
 Large Growth Category
 Average                ----------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.





222                                              Principal Investors Fund
                                                          1-800-247-4123

PERFORMANCE RESULTS - LIFETIME FUNDS




                             AVERAGE ANNUAL TOTAL RETURNS*                                   ANNUAL TOTAL RETURNS*
                              (THROUGH DECEMBER 31, 2005)                                   (YEAR ENDED DECEMBER 31)

                                                         LIFE
                        YTD   1 YR  3 YR   5 YR  10 YR  OF FUND       2005  2004   2003    2002    2001   2000   1999   1998
                        -----------------------------------------     ---------------------------------------------------------
PRINCIPAL LIFETIME
2010 FUND CLASS J
(06/15/01)              4.87  4.87  11.09   N/A   N/A    5.91         4.87  11.21  17.54   -5.26
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    2.17         4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.71         2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69
 Morningstar
 Conservative
 Allocation Category
 Average                3.05  3.05   6.90  3.65  6.26    3.65         3.05   5.71  12.79   -3.15   -0.81   4.40   7.15  11.63

PRINCIPAL LIFETIME
2020 FUND CLASS J
(06/15/01)              6.95  6.95  12.87   N/A   N/A    6.38         6.95  11.57  20.52   -7.83
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    2.17         4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.71         2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69
 Morningstar Moderate
 Allocation Category
 Average                5.29  5.29  11.20  2.93  7.35    3.99         5.29   8.62  20.06  -11.48   -4.63   1.66  10.34   13.2

PRINCIPAL LIFETIME
2030 FUND CLASS J
(06/15/01)              7.66  7.66  13.75   N/A   N/A    5.97         7.66  11.92  22.14  -10.96
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    2.17         4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.71         2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69
 Morningstar Moderate
 Allocation Category
 Average                5.29  5.29  11.20  2.93  7.35    3.99         5.29   8.62  20.06  -11.48   -4.63   1.66  10.34   13.2

PRINCIPAL LIFETIME
2040 FUND CLASS J
(06/15/01)              7.97  7.97  14.11   N/A   N/A    6.01         7.97  12.11  22.74  -13.55
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    2.17         4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.71         2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69
 Morningstar Moderate
 Allocation Category
 Average                5.29  5.29  11.20  2.93  7.35    3.99         5.29   8.62  20.06  -11.48   -4.63   1.66  10.34   13.2

PRINCIPAL LIFETIME
2050 FUND CLASS J
(06/15/01)              8.25  8.25  14.56   N/A   N/A    4.90         8.25  11.54  24.51  -16.31
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    2.17         4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.71         2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69
 Morningstar Large
 Blend Category
 Average                5.77  5.77  14.00  0.50  8.12    2.15         5.77   9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
CLASS J (06/15/01)      3.41  3.41   9.14   N/A   N/A    5.45         3.41  10.32  13.97   -2.63
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    2.17         4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.71         2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69
 Morningstar
 Conservative
 Allocation Category    3.05  3.05   6.90  3.65  6.26    3.65         3.05   5.71  12.79   -3.15   -0.81   4.40   7.15  11.63
 Average
                        -----------------------------------------     ---------------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1997    1996
                        --------------
PRINCIPAL LIFETIME
2010 FUND CLASS J
(06/15/01)
 S&P 500 Index          33.36   22.96
 Lehman Brothers         9.65    3.63
 Aggregate Bond Index
 Morningstar            14.86   10.65
 Conservative
 Allocation Category
 Average

PRINCIPAL LIFETIME
2020 FUND CLASS J
(06/15/01)
 S&P 500 Index          33.36   22.96
 Lehman Brothers         9.65    3.63
 Aggregate Bond Index
 Morningstar Moderate   19.35   14.15
 Allocation Category
 Average

PRINCIPAL LIFETIME
2030 FUND CLASS J
(06/15/01)
 S&P 500 Index          33.36   22.96
 Lehman Brothers         9.65    3.63
 Aggregate Bond Index
 Morningstar Moderate   19.35   14.15
 Allocation Category
 Average

PRINCIPAL LIFETIME
2040 FUND CLASS J
(06/15/01)
 S&P 500 Index          33.36   22.96
 Lehman Brothers         9.65    3.63
 Aggregate Bond Index
 Morningstar Moderate   19.35   14.15
 Allocation Category
 Average

PRINCIPAL LIFETIME
2050 FUND CLASS J
(06/15/01)
 S&P 500 Index          33.36   22.96
 Lehman Brothers         9.65    3.63
 Aggregate Bond Index
 Morningstar Large      27.43   20.37
 Blend Category
 Average

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
CLASS J (06/15/01)
 S&P 500 Index          33.36   22.96
 Lehman Brothers         9.65    3.63
 Aggregate Bond Index
 Morningstar            14.86   10.65
 Conservative
 Allocation Category
 Average                --------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.





Principal Investors Fund                                              223
www.principal.com

IMPORTANT NOTES TO THE APPENDIX


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.






CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


224                                              Principal Investors Fund
                                                          1-800-247-4123

MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.






MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.






MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


Principal Investors Fund                                              225
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

MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


226                                              Principal Investors Fund
                                                          1-800-247-4123

 ADDITIONAL INFORMATION



Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2006 which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http://www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-247-4123.



Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


             Principal Investors Fund, Inc. SEC File 811-07572


Principal Investors Fund                                              227
www.principal.com

                         PRINCIPAL INVESTORS FUND, INC.




                            INSTITUTIONAL CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



               The date of this Prospectus is March 1, 2006.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................

 Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........

  Ultra Short Bond Fund f/k/a Capital Preservation Fund.................


 Conservative Funds
  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund..

  High Quality Intermediate-Term Bond Fund..............................

  High Yield............................................................

  Inflation Protection..................................................

  Preferred Securities Fund.............................................


 Moderate Funds
  Disciplined LargeCap Blend Fund .......................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  MidCap Value Fund.....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth..............................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................

  Partners LargeCap Value Fund I........................................

  Partners LargeCap Value Fund II.......................................

  Partners MidCap Value Fund............................................

  Partners MidCap Value Fund I..........................................


 Aggressive Funds
  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  Partners MidCap Growth Fund...........................................

  Partners MidCap Growth Fund I.........................................

  Partners MidCap Growth Fund II........................................

  Partners SmallCap Blend Fund..........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................

  Partners SmallCap Growth Fund III.....................................

  Partners SmallCap Value Fund..........................................

  Partners SmallCap Value Fund I........................................

  Partners SmallCap Value Fund II.......................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................


2                                                Principal Investors Fund
                                                          1-800-547-7754

  SmallCap Value Fund...................................................


 Dynamic Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................

  International Growth Fund .............................................

  Partners Global Equity Fund...........................................

  Partners International Fund...........................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Purchase of Fund Shares................................................

 Redemption of Fund Shares..............................................

 Exchange of Fund Shares................................................

 Dividends and Distributions............................................

 Fund Account Information...............................................

 Financial Highlights...................................................

Portfolio Holdings Information..........................................

Additional Information..................................................

Appendix A..............................................................


Principal Investors Fund                                                3
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

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:

.. Alliance Capital Management, L.P. ("Alliance")
.. AllianceBernstein Investment Research and Management ("Bernstein") .. American Century Investment Management, Inc. ("American Century") .. Ark Asset Management Co., Inc. ("Ark Asset")
.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")
.. BNY Investment Advisors ("BNY")
.. Columbus Circle Investors ("CCI") *


4                                                Principal Investors Fund
                                                          1-800-547-7754

.. Dimensional Fund Advisors, Inc. ("Dimensional")
.. Emerald Advisers Inc. ("Emerald")
.. Fidelity Management & Research Company ("FMR")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. J.P. Morgan Investment Management Inc. ("Morgan")
.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital")
.. Mazama Capital Management, Inc. ("Mazama")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Post Advisory Group, LLC*
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Vaughan Nelson Investment Management, LP ("Vaughan Nelson")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, CCI, Post, Principal, Principal - REI, Spectrum, Princor Financial Services Corporation ("Princor") are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.


Principal Investors Fund                                                5
www.principal.com

INSTITUTIONAL CLASS SHARES
Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
  . separate accounts of Principal Life;
  . Principal Life or any of its subsidiaries or affiliates;
  . funds distributed by Princor Financial Services Corporation ("Princor") if the Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  . clients of Principal Global Investors, LLC.;

  . sponsors, recordkeepers or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
  . certain pension plans;
  . certain retirement account investment vehicles administered by foreign or domestic pension plans;

  . an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank or other financial institution, pursuant to a written agreement; and
  . certain institutional clients that have been approved by Principal Life
    Insurance Company for purposes of providing plan record keeping.
The Manager reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:

.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


6                                                Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                7
www.principal.com

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


8                                                Principal Investors Fund
                                                          1-800-547-7754

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.


Principal Investors Fund                                                9
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"1.49

"2003"0.8


"2004"1.01


"2005"2.93




 LOGO

 The year-to-date return as of December 31, 2005 for the Institutional Class is 2.93%.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '05                                      0.93%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '04                                     0.17%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                       PAST 1 YEAR           LIFE OF FUND*
 INSTITUTIONAL CLASS.............          2.93                  1.92
 Lehman Brothers U.S. Treasury
 Bellwethers 3 Month Index .......         3.08                  2.20
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 To obtain the Fund's current
  yield, call 1-800-547-7754


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $41   $128  $224  $505



10                                               Principal Investors Fund
                                                          1-800-547-7754

SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the prospectus entitled "Certain Investment Strategies and Related Risks)


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the


Principal Investors Fund                                               11
www.principal.com

Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 110.8%.


12                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               13
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"7.67

"2003"2.87


"2004"1.22


"2005"2.18



 LOGO

 The year-to-date return as of December 31, 2005 for the Institutional Class is 2.18%.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '02                                      3.32%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '04                                    -1.58%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      2.18                                3.84
     (AFTER TAXES ON
     DISTRIBUTIONS)....               0.78                                2.20
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               1.41                                2.29
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index ................               1.44                                4.38
 Morningstar Short-Term
 Bond Category Average                1.43                                3.45
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
 Reverse Repurchase Agreement
 Interest Expense.............      0.13
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.53%

  EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $54   $170  $296  $665



14                                               Principal Investors Fund
                                                          1-800-547-7754

ULTRA SHORT BOND FUND F/K/A CAPITAL PRESERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


In addition, though the Fund invests primarily in investment grade securities, Principal may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by Principal to be of comparable quality.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):


21.63% in securities      21.77% in securities       0.00% in securities rated
rated Aaa                 rated Baa                  Caa
12.84% in securities      4.64% in securities rated  0.00% in securities rated
rated Aa                  Ba                         Ca
38.62% in securities      0.50% in securities rated
rated A                   B




The above percentages for Aa, A and Baa rated securities include unrated securities in the amount of 0.18%, 0.43%, and 0.58%. respectively, which have been determined by the Manager to be of comparable quality.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


Principal Investors Fund                                               15
www.principal.com

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


16                                               Principal Investors Fund
                                                          1-800-547-7754

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 54.9%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since June 15, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"4.15

"2003"3.11


"2004"2.5


"2005"3.77




LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 3.77%.
On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                     1.77%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q4 '04
  0.40%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                     3.77/(1)/                          3.52/(1)/
     (AFTER TAXES ON
     DISTRIBUTIONS)....              2.58/(1)/                          2.25/(1)/
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...              2.44/(1)/                          2.24/(1)/
 6-Month LIBOR Index ..              3.33                               2.25
 Morningstar Ultrashort
 Bond Category Average               2.49                               2.35
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (June 15, 2001).
 ///(1)/
  During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.


Principal Investors Fund                                               17
www.principal.com

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.40%
                                       ----
    TOTAL FUND OPERATING EXPENSES      0.40%

  (expenses that are deducted from Fund assets) as of October 31, 2005

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $41   $128  $224  $505



18                                               Principal Investors Fund
                                                          1-800-547-7754

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

59.35% in securities      14.61% in securities       0.56% in securities rated
rated Aaa                 rated Baa                  Caa
5.95% in securities       3.30% in securities rated  0.06% in securities rated
rated Aa                  Ba                         Ca
12.55% in securities      3.60% in securities rated  0.02% in securities rated
rated A                   B                          C




The above percentages for Aaa, Baa, Ba and B rated securities includes 0.02%, 0.01%, 0.01%, and 0.03% respectively of unrated securities which have been determined by the manager to be of comparable quality.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates.


Principal Investors Fund                                               19
www.principal.com

Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


20                                               Principal Investors Fund
                                                          1-800-547-7754

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.1%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               21
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"9.27

"2003"4.04


"2004"4.75


"2005"2.48



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 2.48%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.19%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.30%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..               2.48                                5.15
     (AFTER TAXES ON
     DISTRIBUTIONS)....               1.08                                3.46
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               1.60                                3.37
 Lehman Brothers
 Aggregate Bond Index .               2.43                                5.54
 Morningstar
 Intermediate-Term Bond
 Category Average......               1.79                                4.92
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.54%
 Reverse Repurchase Agreement
 Interest Expense.............      0.23
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.77%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $79   $246  $428  $954



22                                               Principal Investors Fund
                                                          1-800-547-7754

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying


Principal Investors Fund                                               23
www.principal.com
mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 542.3%.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.


24                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"8.77

"2003"1.7


"2004"3.55


"2005"2.16



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 2.16%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                      3.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.55%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      2.16                                4.36
     (AFTER TAXES ON
     DISTRIBUTIONS)....               0.82                                2.66
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               1.40                                2.70
 Lehman Brothers
 Government/Mortgage
 Index.................               2.63                                5.13
 Morningstar
 Intermediate
 Government Category
 Average ..............               1.90                                4.46
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
 Reverse Repurchase Agreement
 Interest Expense.............      0.01
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.41%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $42   $132  $230  $518



Principal Investors Fund                                               25
www.principal.com

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


26                                               Principal Investors Fund
                                                          1-800-547-7754

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 177.4%.


Principal Investors Fund                                               27
www.principal.com

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


28                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"9.91

"2003"3.75


"2004"4.33


"2005"2.57



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 2.57%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.22%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      2.57                                5.28
     (AFTER TAXES ON
     DISTRIBUTIONS)....               1.29                                3.45
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               1.68                                3.42
 Lehman Brothers
 Aggregate Bond Index .               2.43                                5.54
 Morningstar
 Intermediate-Term Bond
 Category Average......               1.79                                4.92
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.40%
 Reverse Repurchase Agreement Interest
 Expense .............................  0.32
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.72%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $74   $230  $401  $894




Principal Investors Fund                                               29
www.principal.com

HIGH YIELD FUND
The Fund seeks high current income.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, convertible securities, preferred securities, asset-backed securities and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are common known as "junk bonds." These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

The Fund invests its assets in securities rated Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Fund does not invest in securities rated below Caa3 (Moody's) or below CCC- (S&P) at the time of purchase. The Statement of Additional Information contains descriptions of the securities rating categories. The Sub-Advisor, Post, applies its investment process based on the belief that superior performance is achieved by identifying three specific attributes:
.. value identification - seeking complex, not closely followed and/or misunderstood credits which have the highest probability of being mispriced by the consensus view. Post looks for what it believes are inefficiencies between the actual value and market price of securities.
.. downside protection based on qualitative analysis - analyzing the potential downside risk of each investment and continuous monitoring of the investment portfolio to attempt to keep unexpected negatives to a minimum.
.. portfolio diversification - maintaining exposure and diversification limits by issue, issuer, security type, duration, maturity and credit rating.

During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):


0.01% in securities       1.26% in securities       12.68% in securities rated
rated Aaa                 rated Baa                 Caa
0.00% in securities       27.84% in securities      1.81% in securities rated
rated Aa                  rated Ba                  Ca
0.07% in securities       56.27% in securities
rated A                   rated B                   0.06% in securities rated C




The above percentages for B rated securities include unrated securities in the amount of 0.07%, which have been determined by the Manager to be of comparable quality.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


30                                               Principal Investors Fund
                                                          1-800-547-7754

MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a two to six-year time frame based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               31
www.principal.com

Post has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"4.08



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 4.08%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '05                                      1.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -0.40%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      4.08                                4.06
     (AFTER TAXES ON
     DISTRIBUTIONS)....               2.51                                2.50
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               2.65                                2.56
 Lehman Brothers High
 Yield Composite Bond
 Index ................               2.74                                2.74
 Morningstar High Yield
 Bond Category.........               2.53                                2.53
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.65%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $66   $208  $362  $810



32                                               Principal Investors Fund
                                                          1-800-547-7754

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


Principal Investors Fund                                               33
www.principal.com

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


34                                               Principal Investors Fund
                                                          1-800-547-7754

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


Principal Investors Fund                                               35
www.principal.com

Principal has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"2.43



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 2.43%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '05                                     2.95%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -0.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..               2.43                                2.72
     (AFTER TAXES ON
     DISTRIBUTIONS)....               0.65                                0.94
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               1.57                                1.30
 Lehman Brothers US
 Treasury TIPS
 Index/(1)/ ...........               2.84                                2.84
 Lehman Brothers Global
 Real: U.S. TIPS Index                3.22                                3.22
 Morningstar Long-Term
 Government Category
 Average ..............               3.29                                3.26
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 29, 2004).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The
  Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.40%
 Reverse Repurchase Agreement Interest
 Expense .............................  0.96
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.36%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


36                                               Principal Investors Fund
                                                          1-800-547-7754

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $138  $431  $745  $1,635




Principal Investors Fund                                               37
www.principal.com

PREFERRED SECURITIES
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


38                                               Principal Investors Fund
                                                          1-800-547-7754

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


Principal Investors Fund                                               39
www.principal.com

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"10.72

"2004"4.36


"2005"1.62



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 1.62%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.55%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -5.26%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      1.62                              5.86
     (AFTER TAXES ON
     DISTRIBUTIONS)....              -0.22                              4.36
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               1.10                              4.15
 Merrill Lynch
 Preferred Stock Hybrid
 Index/(1)/ ...........               0.46                              5.81
 Lehman Brothers
 Aggregate Bond Index .               2.43                              5.15
 Morningstar
 Intermediate-Term Bond
 Category Average......               1.79                              4.76
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold ( May 1, 2002).
 ///(1)/ This index is now the benchmark against which the Fund measures its performance.
  The Manager and the portfolio manager believe this Index is more representative of the investment approach employed by the Fund. The new index is made up solely of exchange-listed, investment grade preferred securities.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      0.75%
                                ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES      0.75%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


40                                               Principal Investors Fund
                                                          1-800-547-7754

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930





Principal Investors Fund                                               41
www.principal.com

DISCIPLINED LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005 this range was between approximately $665 million and $370.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal has been the Fund's Sub-Advisor since December 30, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar


42                                               Principal Investors Fund
                                                          1-800-547-7754
investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"28.32

"2004"12.84


"2005"7.16



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 7.16%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.30%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      7.16                              15.76
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.62                              15.18
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               4.94                              13.41
 S&P 500 Index ........               4.91                              14.39
 Morningstar Large
 Blend Category Average               5.77                              14.15
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      0.60%
                                ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES      0.60%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $61   $192  $335  $750



Principal Investors Fund                                               43
www.principal.com

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005 this range was between approximately $898 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


44                                               Principal Investors Fund
                                                          1-800-547-7754

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-28.3

"2003"24.89


"2004"9.35


"2005"11.84



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 11.84%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    10.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -15.51%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..              11.84                              -0.73
     (AFTER TAXES ON
     DISTRIBUTIONS)....              11.82                              -0.76
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               7.72                              -0.62
 Russell 1000 Growth
 Index ................               5.26                              -1.30
 Morningstar Large
 Growth Category
 Average ..............               6.46                              -0.84
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees..................      0.55%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.55%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $56   $176  $307  $689



Principal Investors Fund                                               45
www.principal.com

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $665 million and $370.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


46                                               Principal Investors Fund
                                                          1-800-547-7754

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                                               47
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-22.27

"2003"28.06


"2004"10.67


"2005"4.71



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 4.71%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.29%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      4.71                                1.54
     (AFTER TAXES ON
     DISTRIBUTIONS)....               4.40                                1.01
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               3.47                                1.17
 S&P 500 Index ........               4.91                                1.84
 Morningstar Large
 Blend Category Average               5.77                                1.82
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.15%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.15%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $15   $48   $85   $192



48                                               Principal Investors Fund
                                                          1-800-547-7754

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


Principal Investors Fund                                               49
www.principal.com
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.1%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


50                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-12.92

"2003"25.48


"2004"12.4


"2005"6.82



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 6.82%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.10%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      6.82                              4.93
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.02                              4.40
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               5.02                              4.06
 Russell 1000 Value
 Index ................               7.05                              6.00
 Morningstar Large
 Value Category Average               5.88                              4.46
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.45%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.45%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $46   $144  $252  $567



Principal Investors Fund                                               51
www.principal.com

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $563 million and $18.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual


52                                               Principal Investors Fund
                                                          1-800-547-7754
funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 167.8%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


Principal Investors Fund                                               53
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-8.01

"2003"28.21


"2004"16.58


"2005"15.61




LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 15.61%/(1)/.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.96%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.69%
///(1)
 / During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..             15.61/(1)/                          11.23/(1)/
     (AFTER TAXES ON
     DISTRIBUTIONS)....             11.05/(1)/                          9.57/(1)/
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...             11.45/(1)/                          8.96/(1)/
 Russell Midcap Value
 Index ................             12.65                               12.84
 Morningstar Mid-Cap
 Value Category Average              8.41                               10.29
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).
 ///(1)/ During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.65%



 EXAMPLES


54                                               Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $66   $208  $362  $810



Principal Investors Fund                                               55
www.principal.com

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of December 31, 2005 this range was between approximately $665 million and $370.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


56                                               Principal Investors Fund
                                                          1-800-547-7754

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


Principal Investors Fund                                               57
www.principal.com

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-7.13

"2002"-16.28


"2003"23.93


"2004"10.38


"2005"4.79



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 4.79%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                    PAST 5 YEARS                      LIFE OF FUND*
 INSTITUTIONAL CLASS ...........
                                              4.79                            2.19                              2.55
     (AFTER TAXES ON
     DISTRIBUTIONS).............              3.79                            1.66                              2.00
     (AFTER TAXES ON
     DISTRIBUTIONS AND SALE OF
     SHARES)....................              3.92                            1.73                              2.03
 S&P 500 Index .................              4.91                            0.54                              0.54
 Morningstar Large Blend
 Category Average...............              5.77                            0.50                              0.67
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.75%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $77   $240  $417  $930



58                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005, the range was between approximately $665 million and $370.3 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM evaluates investments using quantitative models that evaluate companies' fundamental characteristics to identify those stocks expected to outperform and underperform the index. This proprietary multifactor model has been rigorously tested within the large cap universe in which the Fund invests. GSAM seeks to outperform the index by overweighting those stocks that are attractive according to the multifactor model and underweighting stocks that appear unattractive. GSAM seeks a broad representation in the major sectors of the U.S. economy.


GSAM also uses a proprietary risk model that seeks to create a portfolio that maintains risk, style, capitalization and industry characteristics similar to the S&P 500 Index, as well as similar earnings growth and dividend yield characteristics. GSAM seeks to add value from stock selection rather than sector rotation or market timing strategies.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price


Principal Investors Fund                                               59
www.principal.com
changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


60                                               Principal Investors Fund
                                                          1-800-547-7754

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-24.89

"2003"27.98


"2004"11.05


"2005"6.16



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 6.16%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      6.16                              0.57
     (AFTER TAXES ON
     DISTRIBUTIONS)....               5.95                              0.29
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               4.29                              0.37
 S&P 500 Index ........               4.91                              1.84
 Morningstar Large
 Blend Category Average               5.77                              1.82
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.45%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.45%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $46   $144  $252  $567



Principal Investors Fund                                               61
www.principal.com

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


62                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


Principal Investors Fund                                               63
www.principal.com

GMO has been the Sub-Advisor to the Fund since March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"23.5

"2004"2.67


"2005"3.33



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 3.33%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.69%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -5.38%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      3.33                                9.41
     (AFTER TAXES ON
     DISTRIBUTIONS)....               3.21                                9.07
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               2.27                                8.08
 Russell 1000 Growth
 Index ................               5.26                               13.23
 S&P 500 Index ........               4.91                               14.39
 Morningstar Large
 Growth Category
 Average ..............               6.46                               14.01
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



64                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of December 31, 2005, this range was between approximately $898 million and $371.7 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


Principal Investors Fund                                               65
www.principal.com
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 66.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


66                                               Principal Investors Fund
                                                          1-800-547-7754

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-14.32

"2002"-27.76


"2003"24.01


"2004"9.25


"2005"7.61



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 7.61%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     12.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -18.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                           7.61                      -2.03                        -3.16
     (AFTER TAXES ON DISTRIBUTIONS)............            6.83                      -2.21                        -3.33
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            5.52                      -1.76                        -2.70
 Russell 1000 Growth Index ........                        5.26                      -3.58                        -3.58
 Morningstar Large Growth Category Average ....            6.46                      -3.36                        -3.07
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.74%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.74%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $76   $237  $411  $918



Principal Investors Fund                                               67
www.principal.com

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005, the range was between approximately $898 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.


The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to the volume of net cash flows and Fund liquidity.



MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


68                                               Principal Investors Fund
                                                          1-800-547-7754

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               69
www.principal.com

American Century has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-17.88

"2002"-25.95


"2003"26.08


"2004"9.31


"2005"4.75



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 4.75%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.51%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.60%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                           4.75                      -2.57                        -3.67
     (AFTER TAXES ON DISTRIBUTIONS)............            4.56                      -2.66                        -3.76
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            3.32                      -2.17                        -3.09
 Russell 1000 Growth Index ....................            5.26                      -3.58                        -3.58
 Morningstar Large Growth Category Average ....            6.46                      -3.36                        -3.07
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


70                                               Principal Investors Fund
                                                          1-800-547-7754

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                               71
www.principal.com

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.


The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to the volume of net cash flows and Fund liquidity.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


72                                               Principal Investors Fund
                                                          1-800-547-7754

FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


Principal Investors Fund                                               73
www.principal.com

Bernstein has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"5.53

"2002"-13.58


"2003"27.48


"2004"13.32


"2005"5.34



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 5.34%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                           5.34                      6.78                         7.68
     (AFTER TAXES ON DISTRIBUTIONS)............            4.57                      6.35                         7.24
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            4.51                      5.74                         6.53
 Russell 1000 Value Index .....................            7.05                      5.28                         5.28
 Morningstar Large Value Category Average .....            5.88                      3.96                         4.05
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.78%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.78%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $80   $249  $433  $966



74                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


Principal Investors Fund                                               75
www.principal.com

UBS Global AM has been the Fund's Sub-Advisor since June 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"9.92



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 9.92%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '05                                      4.17%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -0.53%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      9.92                               14.44
     (AFTER TAXES ON
     DISTRIBUTIONS)....               9.48                               14.10
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               6.71                               12.24
 Russell 1000 Value
 Index ................               7.05                               13.87
 Morningstar Large
 Value Category Average               5.88                               11.26
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.80%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.80%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $82   $255  $444  $990



76                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $563 million and $371.7 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Advisor attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. American Century may sell stocks from the Fund's portfolio if they believe a stock no longer meets their valuation criteria.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Advisor looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


American Century does not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the Fund's assets in U.S. equity securities at all times. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contract.


Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like sticks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.


When the Sub-Advisor believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade securities in an attempt to achieve its investment objective.


In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



Principal Investors Fund                                               77
www.principal.com

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 19.8%.



TEMPORARY DEFENSIVE STRATEGIES . To the extent the Fund assumes a defensive position, the Fund may succeed in avoiding losses but it will not be pursuing its objective of capital growth and may fail to achieve its investment objective.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


78                                               Principal Investors Fund
                                                          1-800-547-7754

American Century has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.




 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"4.19



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 4.19%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                      2.81%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -1.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                         PAST 1 YEAR             LIFE OF FUND*
 INARUTIONAL CLASS.............              4.19                    4.27
     (AFTER TAXES ON
     DISTRIBUTIONS)............              3.68                    3.77
     (AFTER TAXES ON
     DISTRIBUTIONS AND SALE OF
     SHARES)...................              3.03                    3.47
 Russell 1000 Value Index** ...              7.05                    7.05
 Morningstar Large Value
 Category Average**............              5.88                    5.80
  Index performance does not reflect deductions for fees,
  expenses or taxes.
  *Lifetime results are measured from the date the Institutional Class was first sold (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.85%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.85%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $87   $271  $471  $1,049



Principal Investors Fund                                               79
www.principal.com

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $563 million and $18.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


80                                               Principal Investors Fund
                                                          1-800-547-7754

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


Principal Investors Fund                                               81
www.principal.com

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-1.78

"2002"-9.91


"2003"35.96


"2004"22.56


"2005"10.86



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 10.86%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.42%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                          10.86                      10.33                        11.55
     (AFTER TAXES ON DISTRIBUTIONS)............            9.23                       9.63                        10.84
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            8.75                       8.82                         9.91
 Russell Midcap Value Index ...................           12.65                      12.21                        12.21
 Morningstar Mid-Cap Value Category Average ...            8.41                       9.36                        10.05
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000.).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



82                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2005, the range was between approximately $563 million and $18.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Principal Investors Fund                                               83
www.principal.com

MEDIUM CAPITALIZATIONS . Companies with smaller capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

GSAM has been the Fund's Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


84                                               Principal Investors Fund
                                                          1-800-547-7754

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2004"25.69

"2005"12.5




LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 12.50%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '05                                      0.55%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                     12.50                              18.80
     (AFTER TAXES ON
     DISTRIBUTIONS)....              10.38                              17.44
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               9.34                              15.68
 Russell Midcap Value
 Index ................              12.65                              18.05
 Morningstar Mid-Cap
 Value Category Average               8.41                              13.32
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold ( December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



Principal Investors Fund                                               85
www.principal.com

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2005, this range was between approximately $563 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or


86                                               Principal Investors Fund
                                                          1-800-547-7754
technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


Principal Investors Fund                                               87
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-8.47

"2003"32.67


"2004"17.65


"2005"9.31



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 9.31%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.30%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -9.17%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       9.31                              10.02
     (AFTER TAXES ON
     DISTRIBUTIONS)....                8.41                               9.41
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                7.25                               8.58
 Russell Midcap Index .               12.65                               9.82
 Morningstar Mid-Cap
 Blend Category Average                9.21                               8.94
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.65%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.65%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $66   $208  $362  $810



88                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $996 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               89
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 233.8%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


90                                               Principal Investors Fund
                                                          1-800-547-7754

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-40.47

"2003"32.75


"2004"10.47


"2005"13.37



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 13.37%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     17.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -28.41%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                     13.37                              -3.22
     (AFTER TAXES ON
     DISTRIBUTIONS)....              13.37                              -3.22
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               8.69                              -2.71
 Russell Midcap Growth
 Index ................              12.10                               4.29
 Morningstar Mid-Cap
 Growth Category
 Average ..............               9.70                               2.71
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.65%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.65%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $66   $208  $362  $810




Principal Investors Fund                                               91
www.principal.com

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $423.4 million and $14.6 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


92                                               Principal Investors Fund
                                                          1-800-547-7754

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                                               93
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-15.26

"2003"35.15


"2004"16.18


"2005"12.22



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 12.22%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    17.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.70%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      12.22                               9.43
     (AFTER TAXES ON
     DISTRIBUTIONS)....               11.27                               8.84
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                8.92                               7.98
 S&P MidCap 400 Index .               12.55                               9.74
 Morningstar Mid-Cap
 Blend Category Average                9.21                               8.94
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.15%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $15   $48   $85   $192



94                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005 this range was between approximately $996 million and $18.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               95
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 185.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


96                                               Principal Investors Fund
                                                          1-800-547-7754

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-31.87

"2003"48.59


"2004"12.3


"2005"12.11



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 12.11%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -18.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      12.11                               2.39
     (AFTER TAXES ON
     DISTRIBUTIONS)....               11.99                               2.37
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                8.03                               2.05
 Russell Midcap Growth
 Index ................               12.10                               4.29
 Morningstar Mid-Cap
 Growth Category
 Average ..............                9.70                               2.71
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



Principal Investors Fund                                               97
www.principal.com

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $996 million and $18.4 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency


98                                               Principal Investors Fund
                                                          1-800-547-7754
exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2004"11.99

"2005"13.61



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 13.61%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -3.69%


Principal Investors Fund                                               99
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                     13.61                              12.82
     (AFTER TAXES ON
     DISTRIBUTIONS)....              12.00                              12.01
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               9.48                              10.66
 Russell Midcap Growth
 Index ................              12.10                              13.78
 Morningstar Mid-Cap
 Growth Category
 Average ..............               9.70                               1.49
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



100                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2005, this range was between approximately $996 million and $18.4 billion for the Russell Midcap Growth Index and between approximately $423.4 million and $14.6 billion for the S&P MidCap 400).

FMR may also invest the Fund's assets in companies with smaller or larger market capitalizations. FMR invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. FMR considers the Fund's security, industry, and market capitalization weightings relative to the Index.


FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, FMR may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              101
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries and companies in more developed countries.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 126.4%.


ADDITIONAL RISKS

.. INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund's purchase of shares issued in
  IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
.. HEDGING STRATEGIES. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.
.. HIGH YIELD SECURITIES. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").

.. MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


102                                              Principal Investors Fund
                                                          1-800-547-7754

FMR has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"14.64



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 14.64%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                      6.81%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -0.20%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                               PAST 1 YEAR                              LIFE OF FUND*
 INSTITUTIONAL CLASS ...........................
                                                                  14.64                                    14.44
     (AFTER TAXES ON DISTRIBUTIONS).............                  14.56                                    14.36
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)....................................                   9.58                                    12.26
 Russell Midcap Growth Index ...................                  12.10                                    12.10
 Morningstar Mid-Cap Growth Category Average ...                   9.70                                     9.72
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



Principal Investors Fund                                              103
www.principal.com

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of December 31, 2005, this range was between approximately $46 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in


104                                              Principal Investors Fund
                                                          1-800-547-7754
the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"44.41

"2004"22.46


"2005"3.81



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 3.81%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     22.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.70%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      3.81                               22.46
     (AFTER TAXES ON
     DISTRIBUTIONS)....               1.88                               20.74
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               3.00                               18.66
 S&P SmallCap 600 Index               7.67                               22.38
 Morningstar Small
 Blend Category Average               6.62                               21.82
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 30, 2002).



Principal Investors Fund                                              105
www.principal.com

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                               INSTITUTIONAL
                                   CLASS
 Management Fees.............      1.00%
                                   ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



106                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $607 million and $4.4 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some


Principal Investors Fund                                              107
www.principal.com
investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


108                                              Principal Investors Fund
                                                          1-800-547-7754

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-13.93

"2002"-40.51


"2003"47.36


"2004"14.61


"2005"5.56



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 5.56%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     27.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -26.55%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR                PAST 5YEAR                  LIFE OF FUND*
 INSTITUTIONAL CLASS .........................
                                                          5.56                      -1.81                        -1.01
     (AFTER TAXES ON DISTRIBUTIONS)...........            5.56                      -1.81                        -1.01
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)..................................            3.62                      -1.53                        -0.85
 Russell 2000 Growth Index ...................            4.15                       2.28                         2.28
 Morningstar Small Growth Category Average ...            5.74                       2.17                         2.39
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.10%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.10%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $112  $350  $606  $1,340



Principal Investors Fund                                              109
www.principal.com

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, this range was between approximately $607 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, efficient use of shareholder equity and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


110                                              Principal Investors Fund
                                                          1-800-547-7754

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              111
www.principal.com

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-20.45

"2002"-24.63


"2003"45.09


"2004"11.08


"2005"7.11



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 7.11%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -31.17%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                           7.11                      0.69                         -1.86
     (AFTER TAXES ON DISTRIBUTIONS)............            6.28                      0.42                         -2.12
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            5.70                      0.56                         -1.60
 Russell 2000 Growth Index ....................            4.15                      2.28                          2.28
 Morningstar Small Growth Category Average ....            5.74                      2.17                          2.39
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold ( December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



112                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP GROWTH FUND III
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of December 31, 2005, the range was between approximately $26 million and $10.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries


Principal Investors Fund                                              113
www.principal.com

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


114                                              Principal Investors Fund
                                                          1-800-547-7754

Mazama has been the Fund's Sub-Advisor since June 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"12.68



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 12.68%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '05                                      8.08%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -5.82%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      12.68                              13.33
     (AFTER TAXES ON
     DISTRIBUTIONS)....               10.98                              12.25
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                8.24                              10.76
 Russell 2500 Growth
 Index ................                8.17                              12.32
 Morningstar Small
 Growth Category
 Average ..............                5.74                              10.67
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  1.10%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.10%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $112  $350  $606  $1,340



Principal Investors Fund                                              115
www.principal.com

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $38 million and $3.5 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


116                                              Principal Investors Fund
                                                          1-800-547-7754

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              117
www.principal.com

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-10.16

"2003"37.88


"2004"17.92


"2005"7.69



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 7.69%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.42%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -20.90%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      7.69                               13.13
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.51                               12.69
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               6.62                               11.39
 Russell 2000 Value
 Index ................               4.71                               13.44
 Morningstar Small
 Value Category Average               6.13                               13.40
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


118                                              Principal Investors Fund
                                                          1-800-547-7754

                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                             1     3     5      10
 INSTITUTIONAL CLASS                      $102  $318  $552  $1,225




Principal Investors Fund                                              119
www.principal.com

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected Mellon Equity and Morgan as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $38 million and $3.5 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include various valuation and momentum measures. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the portion of the Fund sub-advised by Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.


Morgan may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company by company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.


Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisors, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


120                                              Principal Investors Fund
                                                          1-800-547-7754

MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operational history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities that may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Companies doing business in emerging markets may not have the same range of opportunities as companies in more developed countries.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, neither Sub-Advisor can guarantee continued access to IPO offerings and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

Morgan has been the Fund's Sub-Advisor since December 30, 2002. Mellon Equity was added as an additional Sub-Advisor on August 8, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


Principal Investors Fund                                              121
www.principal.com

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2003"50.27

"2004"23.18


"2005"6.49



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 6.49%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.37%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
 '                                    6.49                               25.65
     (AFTER TAXES ON
     DISTRIBUTIONS)....               5.06                               24.02
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               5.67                               21.82
 Russell 2000 Value
 Index ................               4.71                               23.18
 Morningstar Small
 Value Category Average               6.13                               22.26
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



122                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP VALUE FUND II
The Fund seeks long-term growth of capital. The Manager has selected Dimensional and Vaughan Nelson as Sub-Advisors to the Fund.

MAIN STRATEGIES

As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 10% of the domestic market universe of operating companies at the time of purchase to be small companies. Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting. The Statement of Additional Information has more information Dimensional's use of market capitalization weighted approach for the Fund.


Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
^""companies earning a positive economic margin with stable-to-improving returns;
^""companies valued at a discount to their asset value; and ^""companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
^""value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
^""Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
^""uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.


Principal Investors Fund                                              123
www.principal.com

The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, Fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.



124                                              Principal Investors Fund
                                                          1-800-547-7754

Dimensional has been the Fund's Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor of October 3, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"7.7



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 7.70%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                      5.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '05                                     -2.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      7.70                               15.99
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.22                               14.94
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               5.19                               13.15
 Russell 2000 Value
 Index ................               4.71                               14.98
 Morningstar Small
 Value Category Average               6.13                               14.74
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $318  $552  $1,225



Principal Investors Fund                                              125
www.principal.com

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates


126                                              Principal Investors Fund
                                                          1-800-547-7754

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              127
www.principal.com

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"7.86

"2003"38.38


"2004"34.11


"2005"15.6



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 15.60%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    17.53%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -7.28%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      15.60                              21.81
     (AFTER TAXES ON
     DISTRIBUTIONS)....               14.13                              20.17
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               10.67                              18.36
 MSCI US REIT Index ...               12.52                              19.82
 Morningstar Specialty
 - Real Estate Category
 Average ..............               11.59                              19.39
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.85%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.85%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $87   $271  $471  $1,049



128                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2005, this range was between approximately $26 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              129
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


130                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-17.07

"2003"42.91


"2004"16.46


"2005"9.76



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 9.76%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.14%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      9.76                               11.64
     (AFTER TAXES ON
     DISTRIBUTIONS)....               8.70                               11.15
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               7.45                               10.07
 Russell 2000 Index ...               4.55                                8.90
 Morningstar Small
 Blend Category Average               6.62                               10.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSE THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.75%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $77   $240  $417  $930



Principal Investors Fund                                              131
www.principal.com

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $607 million and $4.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


132                                              Principal Investors Fund
                                                          1-800-547-7754
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              133
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-39.19

"2003"48.44


"2004"14.7


"2005"4.44



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 4.44%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     30.18%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -24.11%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      4.44                                1.21
     (AFTER TAXES ON
     DISTRIBUTIONS)....               3.34                                0.50
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               3.87                                0.77
 Russell 2000 Growth
 Index ................               4.15                                3.85
 Morningstar Small
 Growth Category
 Average ..............               5.74                                4.60
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $77   $240  $417  $930



134                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $46 million and $3.7 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              135
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


136                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-14.9

"2003"38.24


"2004"22.34


"2005"7.37



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 7.37%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.85%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.65%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      7.37                               11.29
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.77                               10.82
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               5.29                                9.63
 S&P SmallCap 600 Index               7.67                               11.64
 Morningstar Small
 Blend Category Average               6.62                               10.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.15%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $15   $48   $85   $192



Principal Investors Fund                                              137
www.principal.com

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $38 million and $3.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


138                                              Principal Investors Fund
                                                          1-800-547-7754
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 133.7%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              139
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-2.63

"2003"43.64


"2004"19.96


"2005"9.2



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 9.20%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.10%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      9.20                               15.80
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.87                               14.11
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               6.54                               12.94
 Russell 2000 Value
 Index ................               4.71                               13.44
 Morningstar Small
 Value Category Average               6.13                               13.40
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.75%



 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $77   $240  $417  $930



140                                              Principal Investors Fund
                                                          1-800-547-7754

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign


Principal Investors Fund                                              141
www.principal.com
currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


142                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-16.38

"2003"33.98


"2004"20.23


"2005"23.73




LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 23.73%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                     17.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -18.68%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      23.73                               7.10
     (AFTER TAXES ON
     DISTRIBUTIONS)....               22.72                               6.68
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               16.33                               6.00
 Citigroup BMI Global
 ex-US Index/(1)/......               19.59                               9.85
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........               13.54                               4.55
 Morningstar Foreign
 Large Blend Category
 Average ..............               14.55                               4.82
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The
  Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.90%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.90%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


Principal Investors Fund                                              143
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $92   $287  $498  $1,108



144                                              Principal Investors Fund
                                                          1-800-547-7754

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              145
www.principal.com

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


146                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-6.82

"2003"56.95


"2004"25.91


"2005"35.87



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 35.87%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     21.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.08%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      35.87                              19.72
     (AFTER TAXES ON
     DISTRIBUTIONS)....               32.21                              18.63
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               24.20                              16.95
 MSCI Emerging Markets
 Free Index - NDTR/(1)/               34.00                              18.64
 MSCI Emerging Markets
 Free Index - ID ......               30.31                              16.29
 Morningstar
 Diversified Emerging
 Markets Category
 Average ..............               31.64                              18.17
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 **
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The
  Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees.....................  1.35%
                                       ----
          TOTAL ANNUAL FUND OPERATING
                             EXPENSES  1.35%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


Principal Investors Fund                                              147
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $137  $428  $739  $1,624



148                                              Principal Investors Fund
                                                          1-800-547-7754

INTERNATIONAL GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


Principal Investors Fund                                              149
www.principal.com

FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 139.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


150                                              Principal Investors Fund
                                                          1-800-547-7754

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-21.06

"2002"-16.18


"2003"38.97


"2004"22.78


"2005"22.33



LOGO

THE YEAR-TO-DATE RETURN AS OF DECEMBER 31, 2005 FOR THE INSTITUTIONAL CLASS
IS 22.33%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.41%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.38%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ................ .......             22.33                      6.67                          6.50
     (AFTER TAXES ON DISTRIBUTIONS)............           19.70                      5.66                          5.50
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................           15.71                      5.32                          5.18
 CITI World Ex-US BMI Growth Index/(1)/ .......           17.18                      4.04                          6.57
 MSCI EAFE (Europe, Australia, Far East) Index
 - ND..........................................           13.54                      4.56                          4.55
 Morningstar Foreign Large Growth Category
 Average ......................................           15.27                      2.15                         18.17
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


Principal Investors Fund                                              151
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



152                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS GLOBAL EQUITY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation; or .. portfolio construction issues in terms of stock, sector or country weightings.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


Principal Investors Fund                                              153
www.principal.com
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Morgan has been the Fund's Sub-Advisor since March 1, 2005.

As shares of the Fund were first offered for sale on March 1, 2005, limited historical performance information is available. The Life of Fund return as of December 31, 2005 for the Institutional Class is 9.89%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                         PAST 1 YEAR             LIFE OF FUND*
 INSTITUIONAL CLASS ..........                N/A                    9.89
 MSCI World Index - ND .......               9.49                    8.57
 Morningstar World Stock
 Category Average.............              11.74                   10.50
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2005).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.95%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.95%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 INSTITUTIONAL CLASS                                                                 $97   $303  $525  $1,166



154                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in non-U.S. securities. FMR normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries and companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              155
www.principal.com

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

FMR has been the Fund's Sub-Advisor since December 29, 2003.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2004"20.49

"2005"13.58




LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 13.58%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    14.66%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '05                                    -0.42%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..               13.58                              17.16
     (AFTER TAXES ON
     DISTRIBUTIONS)....               12.66                              16.53
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                9.43                              14.54
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........               13.54                              16.84
 Morningstar Foreign
 Large Blend Category
 Average ..............               14.55                              15.89
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.10%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.10%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


156                                              Principal Investors Fund
                                                          1-800-547-7754

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340



Principal Investors Fund                                              157
www.principal.com

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


158                                              Principal Investors Fund
                                                          1-800-547-7754

U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.7%    Partners LargeCap Growth      4.2%
      Securities                          II
      Disciplined LargeCap       10.7     Partners LargeCap Value       5.6
      Blend
      International Growth        5.5     Preferred Securities          9.1
      LargeCap Growth             4.5     Real Estate Securities        8.5
      LargeCap Value              3.1     SmallCap S&P 600 Index        4.5
      Money Market                9.6





Principal Investors Fund                                              159
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


160                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-4.45

"2003"18.79


"2004"11.76


"2005"5.57



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 5.57%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      5.57                                6.44
     (AFTER TAXES ON
     DISTRIBUTIONS)....               4.64                                5.70
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               3.82                                5.14
 S&P 500 Index ........               4.91                                1.84
 Lehman Brothers
 Aggregate Bond Index .               2.43                                5.54
 Morningstar
 Conservative
 Allocation Category
 Average ..............               3.05                                3.48
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


Principal Investors Fund                                              161
www.principal.com

 Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



162                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an


Principal Investors Fund                                              163
www.principal.com
underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.2%    Partners LargeCap Value       7.4%
      Securities
      Disciplined LargeCap       17.0     Partners SmallCap Growth      1.5
      Blend                               III
      International Growth        9.7     Preferred Securities          9.8
      LargeCap Growth             6.3     Real Estate Securities        8.8
      LargeCap Value              4.3     SmallCap S&P 600 Index        2.4
      Partners LargeCap           6.0     SmallCap Value                1.6
      Growth II





164                                              Principal Investors Fund
                                                          1-800-547-7754

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.75%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              165
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-7

"2003"21.58


"2004"12.32


"2005"7.66



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 7.66%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      7.66                                6.83
     (AFTER TAXES ON
     DISTRIBUTIONS)....               6.63                                6.12
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               5.20                                5.50
 S&P 500 Index ........               4.91                                1.84
 Lehman Brothers
 Aggregate Bond Index .               2.43                                5.54
 Morningstar Moderate
 Allocation Category
 Average ..............               5.29                                3.70
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


166                                              Principal Investors Fund
                                                          1-800-547-7754

 Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



Principal Investors Fund                                              167
www.principal.com

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an


168                                              Principal Investors Fund
                                                          1-800-547-7754
underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            19.0%    Partners LargeCap Value       9.3%
      Securities
      Disciplined LargeCap       19.4     Partners SmallCap Growth      2.0
      Blend                               III
      International Growth       12.0     Preferred Securities          5.3
      LargeCap Growth             7.5     Real Estate Securities        8.2
      LargeCap Value              5.2     SmallCap S&P 600 Index        2.9
      Partners LargeCap           7.1     SmallCap Value                2.1
      Growth II





Principal Investors Fund                                              169
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.74%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


170                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-10.05

"2003"23.31


"2004"12.83


"2005"8.37



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 8.37%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.44%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -9.97%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      8.37                                6.45
     (AFTER TAXES ON
     DISTRIBUTIONS)....               7.36                                5.78
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               5.72                                5.21
 S&P 500 Index ........               4.91                                1.84
 Lehman Brothers
 Aggregate Bond Index .               2.43                                5.54
 Morningstar Moderate
 Allocation Category
 Average ..............               5.29                                3.70
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


Principal Investors Fund                                              171
www.principal.com

 Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



172                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an


Principal Investors Fund                                              173
www.principal.com
underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            13.3%    Partners LargeCap Value      10.9%
      Securities
      Disciplined LargeCap       22.1     Partners SmallCap Growth      2.5
      Blend                               III
      International Growth       12.7     Preferred Securities          3.7
      LargeCap Growth             8.9     Real Estate Securities        5.2
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.4     SmallCap Value                2.6
      Growth II





174                                              Principal Investors Fund
                                                          1-800-547-7754

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              175
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-12.61

"2003"24.48


"2004"13


"2005"8.82



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 8.82%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.08%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      8.82                                6.56
     (AFTER TAXES ON
     DISTRIBUTIONS)....               7.93                                5.98
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               6.03                                5.36
 S&P 500 Index ........               4.91                                1.84
 Lehman Brothers
 Aggregate Bond Index .               2.43                                5.54
 Morningstar Moderate
 Allocation Category
 Average ..............               5.29                                3.70
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


176                                              Principal Investors Fund
                                                          1-800-547-7754

 Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157





Principal Investors Fund                                              177
www.principal.com

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an


178                                              Principal Investors Fund
                                                          1-800-547-7754
underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.2%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.0
      Blend                               III
      International Growth       15.8     Preferred Securities          2.2
      LargeCap Growth             9.8     Real Estate Securities        2.3
      LargeCap Value              6.6     SmallCap S&P 600 Index        4.0
      Partners LargeCap           9.2     SmallCap Value                3.1
      Growth II





Principal Investors Fund                                              179
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


180                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-15.72

"2003"26.44


"2004"13.29


"2005"9.34



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 9.34%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.68%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      9.34                                5.64
     (AFTER TAXES ON
     DISTRIBUTIONS)....               8.51                                5.14
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               6.44                                4.62
 S&P 500 Index ........               4.91                                1.84
 Lehman Brothers
 Aggregate Bond Index .               2.43                                5.54
 Morningstar Large
 Blend Category Average               5.77                                1.82
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


Principal Investors Fund                                              181
www.principal.com

 Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



182                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general


Principal Investors Fund                                              183
www.principal.com
  economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION

As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            38.1%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.6     Partners LargeCap Value       2.9
      Blend
      International Growth        4.0     Preferred Securities         10.6
      LargeCap Growth             2.4     Real Estate Securities        6.5
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               24.0




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


184                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-1.69

"2003"15.29


"2004"11.06


"2005"4.12



LOGO

The year-to-date return as of December 31, 2005 for the Institutional Class is 4.12%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      7.04%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.33%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      4.12                              6.14
     (AFTER TAXES ON
     DISTRIBUTIONS)....               2.91                              5.30
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               2.83                              4.81
 S&P 500 Index ........               4.91                              1.84
 Lehman Brothers
 Aggregate Bond Index .               2.43                              5.54
 Morningstar
 Conservative
 Allocation Category
 Average ..............               3.05                              3.48
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                          INSTITUTIONAL
                                              CLASS
 Management Fees .................           0.1225%
                                             ------
       TOTAL ANNUAL FUND OPERATING
                          EXPENSES           0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The


Principal Investors Fund                                              185
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

 Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



186                                              Principal Investors Fund
                                                          1-800-547-7754

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS

The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g. interest on reverse repurchase agreements) that are allocated to all classes of the Funds.


ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.


Principal Investors Fund                                              187
www.principal.com

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain


188                                              Principal Investors Fund
                                                          1-800-547-7754
cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

The Bond & Mortgage Securities, High Yield, Inflation Protection, Short-Term Bond and Ultra Short Bond Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


Principal Investors Fund                                              189
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


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;


190                                              Principal Investors Fund
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

.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to rack a particular market index. The Funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING

As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments.


Principal Investors Fund                                              191
www.principal.com

Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES

The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The



192                                              Principal Investors Fund
                                                          1-800-547-7754
international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Principal Investors Fund                                              193
www.principal.com

Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund is more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS

The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: Alliance Capital Management, L.P. ("Alliance") managed $579 billion in assets as of December 31, 2005. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


194                                              Principal Investors Fund
                                                          1-800-547-7754

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau





BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $579 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. the members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx. The Statement of Additional Information provides further


Principal Investors Fund                                              195
www.principal.com
information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John Mahedy
                                        Chris Marx
                                        John D. Phillips, Jr.





MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN MAHEDY, CPA . Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in Bernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services at Morgan Stanley for three years in the early 1990s. Mr. Mahedy was ranked among the top-five oil analysts in the Reuters and Greenwich Associates polls in 1999 and 2000, and he was named to the Institutional Investor All-America Research Team in 1993, 1994 and 1995. Mr. Mahedy began his career as a senior auditor with Peat Marwick Main. He earned a BS and an MBA from New York University.



CHRISTOPHER W. MARX . Mr. Marx joined the firm in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent six years as a consultant for Deloitte & Touche and the Boston Consulting Group. Mr. Marx earned an AB in economics from Harvard, and an MBA from the Stanford Graduate School of Business. Location: New York.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $100.9 billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


196                                              Principal Investors Fund
                                                          1-800-547-7754

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams
           Partners LargeCap Value II   Brendan Healy
                                        Mark Mallon
                                        Charles A. Ritter




BRENDAN HEALY, CFA . Mr. Healy, Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



MARK MALLON, CFA . Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.



CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2005, Ark Asset managed $16.7 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


Principal Investors Fund                                              197
www.principal.com

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at The IBM Retirement Funds. He earned a BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. At December 31, 2005, BHMS had approximately $55.4 billion in assets under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 James P. Barrow
                                        Mark Giambrone



The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.



JAMES P. BARROW . During Mr. Barrow's 43-year investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 re joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.



MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.


SUB-ADVISOR: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, New York, New York 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States, with over $102 billion in assets. The Bank of New York began offering investment services in the 1830s and as of December 31, 2005, managed more than $102 billion in investments for institutions and individuals.


198                                              Principal Investors Fund
                                                          1-800-547-7754

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Edward J. Von Sauers
                                        Kurt Zyla





EDWARD J. VON SAUERS . Mr. Von Sauers joined BNY Asset Management in 1987. As Division Head of Short Term Money Management, he has overall responsibility for $29 billion in short term fixed income assets. Mr. Von Sauers is a member of the Bank's Investment Policy Committee. Prior to joining the Bank, he was a portfolio manager for the New York State Power Authority. Mr. Von Sauers earned both a BBA and an MBA in Finance from Pace University.



KURT ZYLA . Mr. Zyla is the Managing Director and Division Head of Index Fund Management at BNY. Prior to managing the Division in 1998, he was an index portfolio manager and worked in the Special Investment Products area, focusing on portfolio transitions/liquidations and equity derivative product strategies. Before joining BNY in 1989, Mr. Zyla worked in the Specialty Chemical's Division of Engelhard Corporation in the areas of technical sales and product management. He earned a BS in Chemical Engineering from New Jersey Institute of Technology and an MBA from New York University's Stern School of Business.


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $5.9 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox




CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2005, Dimensional and its subsidiaries managed approximately $36.0 billion in assets.


Principal Investors Fund                                              199
www.principal.com

The Fund is managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.


The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has ten members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.


In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert
T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for coordinating the day-to-day management of the Fund.


Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.


The SAI provides information about Mr. Deere's compensation, other accounts managed by Mr. Deere, and Mr. Deere's ownership of Fund shares.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a wholly-owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $2.36 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Joseph W. Garner
                                        Kenneth G. Mertz II
                                        Stacey L. Sears




The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.



KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.


200                                              Principal Investors Fund
                                                          1-800-547-7754

JOSEPH W. GARNER . Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.





SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR and affiliates managed approximately $207.7 billion in assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez
           Partners MidCap Growth II    Bahaa W. Fam




BAHAA W. FAM . Mr. Fam is a vice president and a portfolio manager for Fidelity Management & Research Company. Mr. Fam joined Fidelity in 1994 and served as the firm's director of quantitative research from 1998-2004. Mr. Fam received a BS in electrical engineering/computer science from John Hopkins University and an MS with a concentration in optimization theory and economic systems, also from Johns Hopkins.



CESAR E. HERNANDEZ, CFA . Mr. Hernandez is a Senior Vice President and Portfolio Manager at Fidelity Investments. He developed the Select International discipline at Fidelity and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline's inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He is a CFA charterholder and a member of the Boston Security Analysts Society.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $496.1 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to


Principal Investors Fund                                              201
www.principal.com
another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Sean Gallagher
                                        Lisa Parisi
                                        Edward Perkin
                                        Eileen Rominger





DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



SALLY POPE DAVIS . Ms. Pope Davis is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



SEAN GALLAGHER . Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.


202                                              Principal Investors Fund
                                                          1-800-547-7754

ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



LISA PARISI . Ms. Parisi is a Managing Director and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EDWARD PERKIN. . Mr. Perkin is a Vice President and Portfolio Manager at GSAM. Mr. Perkin joined GSAM as a research analyst in June 2002. He became a portfolio manager in June 2004. From August 2000 to May 2002, Mr. Perkin earned his MBA at Columbia Business School, during which time he served as a research intern for Fidelity Investments and Gabelli Asset Management. From September 1997 to May 2000, Mr. Perkin was a senior research analyst for a subsidiary of Fiserv, where he oversaw all matters related to compliance and historical market data.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2005, GMO managed $111 billion in client assets.

Day-to-day management of the Fund is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the Fund's portfolio, and no one person is primarily responsible for day-to-day management. The individual responsible for managing the implementation and monitoring of the overall portfolio management of the Fund is Sam Wilderman. Mr. Wilderman allocates responsibility for portions of the Fund's portfolio to various members of the Division, oversees the implementation of trades, reviews the overall composition of the Fund's portfolio, including compliance with stated investment objectives and strategies and monitors cash flows.


Mr. Wilderman is a member (partner) of GMO and is Director of GMO's U.S. Quantitative Division. Mr. Wilderman served as co-director of U.S. equity management in 2005. Prior to this position, he was responsible for research and portfolio management for the GMO Emerging Markets Fund, the GMO Emerging Countries Fund and the GMO Emerging Markets Quality Fund. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.


The SAI contains other information about how GMO determines the compensation of the Division's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the Division's senior member.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2005, Morgan had total combined assets under management of approximately $847 billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers'


Principal Investors Fund                                              203
www.principal.com
compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Global Equity       Matthew Beesley
                                        Edward Walker
                                        Howard Williams
           Partners SmallCap Value I    Christopher T. Blum
                                        Dennis S. Ruhl




MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in the Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



CHRISTOPHER T. BLUM, CFA . Managing Director of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.



EDWARD WALKER, CFA . Mr. Walker is a portfolio manager in the Global Portfolios Group, based on London. He is manager of the JP Morgan Fleming Overseas Investment Trust, open-ended global retail funds and co-manages the JPMorgan Total Return Fund. Previously Mr. Walker held a range of analyst positions, most recently as the global sector specialist responsible for technology. He joined the Global Portfolios group in 1997 as a graduate trainee and holds an MA in Economics from Cambridge University. He has earned the right to use the Chartered Financial Analyst designation.



HOWARD WILLIAMS . Mr. Williams is a managing director and head of the Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2005, LA Capital had assets under management of approximately $3.7 billion.
Day-to-day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


204                                              Principal Investors Fund
                                                          1-800-547-7754

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value I      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens




DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $6.77 billion as of December 31, 2005.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the


Principal Investors Fund                                              205
www.principal.com
portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Timothy Butler
                                         Michael Clulow
                                         Gretchen Novak
                                         Ronald A. Sauer





STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.



TIMOTHY P. BUTLER . Mr. Butler is an equity analyst concentrating on financial services and financial technology companies for all Mazama strategies. He works closely with Steve Brink, the firm's Director of Research, in covering this sector. Mr. Butler worked most recently at Pacific Crest Securities, where he was Senior Research Analyst specializing in financial technology stocks. Prior to this, he worked at Stifel, Nicolaus & Co., also as a Research Analyst focused on specialty finance companies. Mr. Butler completed his MBA at the University of Texas in 1990, graduating cum laude, and earned a BA in Business Administration from Wichita State University in 1988, where he graduated summa cum laude and was elected to the Beta Gamma Sigma honor society.



MICHAEL D. CLULOW, CFA . Mr. Clulow works out of the firm's New York research office, specializing in research and analysis of small & mid cap healthcare companies, including biotech and emerging pharmaceutical companies. He has been an investment analyst since 1995, most recently as Senior Analyst, Healthcare IT & Pharmaceutical Outsourcing Sectors with UBS Warburg in New York, NY. Previously he worked as a healthcare analyst at CIBC World Markets. Mr. Clulow earned a BS in Finance at Miami University and an MBA with honors in Finance and Economics at New York University's Leonard N. Stern School of Business in 1996. He received his Chartered Financial Analyst designation in 2002.



GRETCHEN NOVAK, CFA . Ms. Novak is responsible for researching consumer discretionary and consumer staple companies for all Mazama strategies and is an Associate Portfolio Manager, supporting Ron Sauer and Steve Brink in overseeing the investment process. Formerly an Equity Analyst with Cramer Rosenthal McGlynn, LLC, she specialized in small and mid-cap stocks with focus on consumer discretionary companies and secondary emphasis on consumer staples and utility/energy service companies. She earned her BA in Business Administration with concentration in finance from the University of Washington in 1994, graduating cum laude and elected to Phi Beta Kappa and Beta Gamma Sigma honor society. She received her Chartered Financial Analyst designation in 2001.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2005, Mellon Equity managed approximately $21.3 billion in assets.


206                                              Principal Investors Fund
                                                          1-800-547-7754

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Peter D. Goslin
           Partners SmallCap Value I    Ronald P. Gala
                                        Peter D. Goslin




RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.



PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.



ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $105.9 billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


Principal Investors Fund                                              207
www.principal.com

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2005, Post had $8.1 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           High Yield                   Lawrence A. Post
                                        Allan Schweitzer





LAWRENCE A. POST . Mr. Post founded Post Advisory Group in 1992. Post was purchased by Principal in 2004. Mr. Post has over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to


208                                              Principal Investors Fund
                                                          1-800-547-7754
another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steve Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Dirk Laschanzky
                                                Jeff Schwarte
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
           f/k/a                                Craig Dawson
           Capital Preservation





Principal Investors Fund                                              209
www.principal.com

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks is a portfolio manager at Principal Global Investors. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



STEVEN LARSON, CFA. . Mr. Larson is an associate portfolio manager and equity analyst for Principal. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. Prior to that, he was Manager of the Investment Analytics Group at First American Asset Management. He


210                                              Principal Investors Fund
                                                          1-800-547-7754
received an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He is a member of the Association for Investment Management and Research (AIMR) and has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.


Principal Investors Fund                                              211
www.principal.com

ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


212                                              Principal Investors Fund
                                                          1-800-547-7754

SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $32.0 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $13.2 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


Principal Investors Fund                                              213
www.principal.com

SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $269.5 billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps





ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $18 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


214                                              Principal Investors Fund
                                                          1-800-547-7754

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at One North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $66.12 billion in assets and the Group managed approximately $581.49 billion in assets.

Investment decisions for the Partners LargeCap Value I Fund are made by investment management teams at UBS Global AM, including Thomas M. Cole, Thomas
J. Digenan, John C. Leonard and Scott C. Hazen. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.


The day-to-day portfolio management for the Partners SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                                                                     DAY-TO-DAY
           FUND                                                                      FUND MANAGEMENT
           ----                                                                      ---------------
           Partners LargeCap Value I                                                 Thomas M. Cole
                                                                                     Thomas J. Digenan
                                                                                     Scott C. Hazen
                                                                                     John C. Leonard
           Partners SmallCap Growth II                                               Paul A. Graham, Jr.
                                                                                     David N. Wabnik




THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading


Principal Investors Fund                                              215
www.principal.com

Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



SCOTT C. HAZEN, CFA . Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm's global investment team responsible for providing client service and relationship management to the firm's clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of IXIS Asset Management North America. As of December 31, 2005, Vaughan Nelson had approximately $4.7 billion in assets under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


216                                              Principal Investors Fund
                                                          1-800-547-7754

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value II   Mark J. Roach
                                        Chris D. Wallis
                                        Scott J. Weber




MARK J. ROACH . Mr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson, he was a security analyst for USAA Investment Management Company from 2001 to 2003, and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A. from the University of Chicago. He has over 13 years of investment management and research experience.



CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.



SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over eight years of investment management and financial analysis experience.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $520.7 billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.


Principal Investors Fund                                              217
www.principal.com

MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS

Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


See the discussion regarding Post provided in connection with the High Yield Fund for a description of the firm and the individuals who serve as portfolio managers.






DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities                 0.54%     Partners MidCap Growth       1.00%
       Disciplined LargeCap
       Blend                      0.60%     Partners MidCap Growth I     1.00%
       Diversified                          Partners MidCap Growth
       International              0.90%     II                           1.00%
       Government & High
       Quality Bond
       f/k/a Government
       Securities                 0.40%     Partners MidCap Value        1.00%
       High Quality
       Intermediate-Term Bond     0.40%     Partners MidCap Value I      1.00%
       High Yield                 0.65%     Partners SmallCap Blend      1.00%
                                            Partners SmallCap Growth
       Inflation Protection       0.40%     I                            1.10%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     II                           1.00%
                                            Partners SmallCap Growth
       International Growth       1.00%     III                          1.10%
       LargeCap Growth            0.55%     Partners SmallCap Value      1.00%
                                            Partners SmallCap Value
       LargeCap S&P 500 Index     0.15%     I                            1.00%
                                            Partners SmallCap Value
       LargeCap Value             0.45%     II                           1.00%
       MidCap Blend               0.65%     Preferred Securities         0.75%
       MidCap Growth              0.65%     Principal LifeTime 2010    0.1225%
       MidCap S&P 400 Index       0.15%     Principal LifeTime 2020    0.1225%
       MidCap Value               0.65%     Principal LifeTime 2030    0.1225%
       Money Market               0.40%     Principal LifeTime 2040    0.1225%
       Partners Global Equity     0.95%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       Partners International     1.10%     Strategic Income           0.1225%
       Partners LargeCap Blend    0.75%     Real Estate Securities       0.85%
                                            Short-Term Bond
       Partners LargeCap Blend              f/k/a High Quality
       I                          0.45%     Short-Term Bond              0.40%
       Partners LargeCap Growth   1.00%     SmallCap Blend               0.75%
       Partners LargeCap Growth
       I                          0.74%     SmallCap Growth              0.75%
       Partners LargeCap Growth
       II                         1.00%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Value    0.78%     SmallCap Value               0.75%
       Partners LargeCap Value              Ultra Short Bond f/k/a
       I                          0.80%     Capital Preservation         0.40%
       Partners LargeCap Value
       II                         0.85%





218                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Growth II, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I and Partners SmallCap Value II Funds intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.


Principal Investors Fund                                              219
www.principal.com

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Institutional Class shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.


The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.


REDEMPTION OF FUND SHARES

You may redeem shares of the Funds upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law


220                                              Principal Investors Fund
                                                          1-800-547-7754

EXCHANGE OF FUND SHARES

Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.


The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month (or the previous business day) the Fund will pay out its accumulated declared dividends.

FUND ACCOUNT INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
The Funds are not designed for frequent trading or market timing activity. The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Principal Investors Fund                                              221
www.principal.com

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the Funds by;
  . forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
.. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of exchanges during a year;
.. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse exchange. We will give you notice in writing in this instance.


ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 4 p.m. Eastern Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 4 p.m. Eastern Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. Eastern Time.

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s); .. to change ownership of an account;


222                                              Principal Investors Fund
                                                          1-800-547-7754

.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005         2004      2003      2002     2001/(E)/

BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.90       $10.70    $10.63    $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.44         0.40      0.38      0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.28)       0.20      0.11      (0.02)   0.35

 Total From Investment
            Operations  0.16         0.60      0.49      0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.43)       (0.40)    (0.42)    (0.50)   (0.38)
 Distributions from     (0.01)       --        --        (0.06)   --
 ------zed Gains......

   Total Dividends and  (0.44)       (0.40)    (0.42)    (0.56)   (0.38)
         Distributions

Net Asset Value, End    $10.62       $10.90    $10.70    $10.63   $10.71
 of Period............

Total Return..........  1.45%        5.74%     4.63%     4.76%    6.92%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $771,847     $373,880  $165,504  $42,163  $5,090
 Ratio of Expenses to
  Average Net Assets..  0.77%        0.59%     0.55%     0.55%    0.55%/(d)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............  0.55%        0.55%     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  4.07%        3.71%     3.51%     4.72%    5.28%/(d)/
 Portfolio Turnover
  Rate................  202.1%/(f)/  150.5%    91.0%     46.7%    124.7%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share, respectively, from February 27, 2001 through February 28, 2001.
/(f) /Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005          2004     2003/(E)/
                            ----          ----     ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
 INSTITUTIONAL SHARES/
---------------------
 (A)/
Net Asset Value,
 Beginning of Period..    $12.95        $12.12    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.18          0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.37          1.10      2.02
                            ----          ----      ----
 Total From Investment
            Operations      1.55          1.21      2.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        (0.11)       --
 Distributions from
  Realized Gains......     (0.06)        (0.27)       --
  ----                     -----         -----
   Total Dividends and
         Distributions     (0.13)        (0.38)       --
  ----                     -----         -----
Net Asset Value, End
 of Period............    $14.37        $12.95    $12.12
                          ======        ======    ======
Total Return..........     12.07%        10.22%    21.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $523,512      $247,979   $11,910
 Ratio of Expenses to
  Average Net Assets..      0.60%         0.60%     0.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.25%         0.89%     1.02%/(d)/
 Portfolio Turnover
  Rate................      86.7%/(f)/   106.2%    109.2%/(d)/



/(a) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(f) /Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005         2004         2003         2002        2001/(H)/

DIVERSIFIED INTERNATIONAL FUND
------------------------------
INSTITUTIONAL SHARES/
--------------------
 (A)/
Net Asset Value,
 Beginning of Period..  $9.32        $8.01        $6.52        $7.46       $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.14         0.11         0.06         0.02        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.25         1.26         1.50         (0.88)      (2.08)

 Total From Investment
            Operations  2.39         1.37         1.56         (0.86)      (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.05)       (0.06)       (0.07)       (0.08)      --
 Distributions from     (0.21)       --           --           --          --
 -----ized Gains......

   Total Dividends and  (0.26)       (0.06)       (0.07)       (0.08)      --
 ----    Distributions

Net Asset Value, End    $11.45       $9.32        $8.01        $6.52       $7.46
 of Period............

Total Return..........  26.07%       17.24%       24.09%       (11.60)%    (21.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $31,357      $15,831      $8,611       $20,504     $1,782
 Ratio of Expenses to
  Average Net Assets..  0.90%        0.89%        0.90%        0.90%       0.90%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --           0.90%/(e)/   0.90%/(e)/   0.90%/(e)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.37%        1.23%        0.91%        1.15%       0.34%/(d)/
 Portfolio Turnover
  Rate................  202.7%/(i)/  160.2%/(f)/  162.2%/(g)/  71.4%       86.8%/(d)/



/(a) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.
/(g) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(i) /Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004     2003      2002    2001/(F)/
                          ----         ----     ----      ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
 /(A)/
Net Asset Value,
 Beginning of Period..  $10.37       $10.35   $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.39         0.37     0.36      0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.27)        0.08    (0.18)     0.09     0.30
                         -----         ----    -----      ----     ----
 Total From Investment
            Operations    0.12         0.45     0.18      0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.39)       (0.43)   (0.43)    (0.54)   (0.39)
                         -----        -----    -----     -----    -----
   Total Dividends and
         Distributions   (0.39)       (0.43)   (0.43)    (0.54)   (0.39)
                         -----        -----    -----     -----    -----
Net Asset Value, End
 of Period............  $10.10       $10.37   $10.35    $10.60   $10.55
                        ======       ======   ======    ======   ======
Total Return..........    1.14%        4.47%    1.70%     5.86%    6.72%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10          $10      $10   $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..    0.41%        0.40%    0.40%     0.40%    0.40%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............    0.40%          --       --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.84%        3.52%    3.45%     5.06%    5.86%/(e)/
 Portfolio Turnover
  Rate................   542.3%/(g)/   95.2%   219.5%     49.9%    36.1%/(e)/



/(a) /Effective September 30, 2005, Government Securities Fund changed its name to Government & High Quality Bond Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
/(g) /Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004     2003     2002    2001/(E)/
                          ----         ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.71       $10.64   $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.41         0.38     0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.26)        0.16     0.02     0.02     0.35
                         -----         ----     ----     ----     ----
 Total From Investment
            Operations    0.15         0.54     0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.14)       (0.39)   (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......   (0.06)       (0.08)      --    (0.09)      --
 -----                   -----        -----             -----
   Total Dividends and
         Distributions   (0.20)       (0.47)   (0.46)   (0.63)   (0.40)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.66       $10.71   $10.64   $10.62   $10.69
                        ======       ======   ======   ======   ======
Total Return..........    1.46%        5.23%    4.62%    5.56%    7.33%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,494          $10      $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.72%        0.43%    0.40%    0.40%    0.40%/(d)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Expense) /(b)/......    0.40%        0.40%      --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.90%        3.56%    4.32%    5.22%    5.84%/(d)/
 Portfolio Turnover
  Rate................   177.4%/(f)/  152.5%    71.3%    60.8%    80.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(f) /Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/
                          ----
HIGH YIELD FUND
---------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.54
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.30)
                          -----
 Total From Investment
            Operations     0.24
  ----
Net Asset Value, End
 of Period............   $10.24
                         ======
Total Return..........     2.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $71,355
 Ratio of Expenses to
  Average Net Assets..     0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     6.29%/(d)/
 Portfolio Turnover
  Rate................     93.2%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through October
  31, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/
                          ----
INFLATION PROTECTION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.45
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.30)
                          -----
 Total From Investment
            Operations     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.34)
                          -----
   Total Dividends and
         Distributions    (0.34)
                          -----
Net Asset Value, End
 of Period............    $9.81
                          =====
Total Return..........     1.49%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $70,984
 Ratio of Expenses to
  Average Net Assets..     1.36%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.40%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.32%/(e)/
 Portfolio Turnover
  Rate................     45.5%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Period from December 29, 2004, date operations commenced, through October
  31, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005         2004        2003        2002     2001/(E)/

INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $15.16       $13.06      $8.72       $8.31    $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.28         0.16        0.03        0.09     0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  5.18         2.10        4.31        0.42     (2.03)

 Total From Investment
            Operations  5.46         2.26        4.34        0.51     (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  --           (0.16)      --          (0.10)   --
 Distributions from     (1.16)       --          --          --       --
 -----ized Gains......

   Total Dividends and  (1.16)       (0.16)      --          (0.10)   --
 ----    Distributions

Net Asset Value, End    $19.46       $15.16      $13.06      $8.72    $8.31
 of Period............

Total Return..........  37.88%       17.46%      49.77%      6.03%    (18.93)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,507       $15         $13         $2,517   $314
 Ratio of Expenses to
  Average Net Assets..  1.35%        1.34%       1.35%       1.35%    1.35%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --           1.35%/(d)/  1.35%/(d)/  --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.47%        1.16%       0.34%       0.73%    3.65%/(c)/
 Portfolio Turnover
  Rate................  181.2%/(f)/  146.9%      144.7%      151.0%   156.3%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(f) /Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005       2004       2003          2002        2001/(F)/
                            ----       ----       ----          ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $10.07      $8.38      $6.63         $7.58       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.14       0.13       0.10         (0.01)        0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.20       1.66       1.65         (0.86)       (2.70)
                            ----       ----       ----         -----        -----
 Total From Investment
            Operations      2.34       1.79       1.75         (0.87)       (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)     (0.10)        --         (0.08)          --
 Distributions from
  Realized Gains......     (0.87)        --         --            --           --
 ------                    -----
   Total Dividends and
         Distributions     (0.97)     (0.10)        --         (0.08)          --
 ------                    -----      -----                    -----
Net Asset Value, End
 of Period............    $11.44     $10.07      $8.38         $6.63        $7.58
                          ======     ======      =====         =====        =====
Total Return..........     24.71%     21.54%     26.40%       (11.58)%     (25.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $644,994   $354,090   $208,785      $117,442       $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%      1.00%      1.00%         0.99%        1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         --       1.00%/(c)/    1.00%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.33%      1.42%      1.37%         0.93%        0.36%/(e)/
 Portfolio Turnover
  Rate................     139.5%     156.2%     135.3%         96.9%       143.1%/(e)/



/(a) /Effective March 1, 2005, International Fund II changed its name to
  International Growth Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Expense ratio without commission rebates.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005         2004        2003        2002      2001/(F)/

LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $6.09        $5.86       $5.09       $6.17     $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.04         0.02        0.02        (0.03)    --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.00         0.22        0.75        (1.05)    (1.46)

 Total From Investment
            Operations  1.04         0.24        0.77        (1.08)    (1.46)
Less Dividends and
 Distributions:
 Dividends from Net     (0.04)       (0.01)      --          --        --
 -----stment Income...

   Total Dividends and  (0.04)       (0.01)      --          --        --
 -----   Distributions

Net Asset Value, End    $7.09        $6.09       $5.86       $5.09     $6.17
 of Period............

Total Return..........  17.05%       4.05%       15.22%      (17.50)%  (19.66)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $278,730     $121,840    $60,790     $23,787   $1,524
 Ratio of Expenses to
  Average Net Assets..  0.55%        0.55%       0.55%       0.55%     0.55%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --           0.55%/(b)/  0.55%/(b)/  --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.63%        0.34%       0.38%       0.34%     0.34%/(e)/
 Portfolio Turnover
  Rate................  169.0%/(g)/  59.8%       59.2%/(c)/  29.6%     37.5%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment..
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(g) /Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005       2004        2003     2002      2001/(D)/
                          ----       ----        ----     ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $8.67      $8.04       $6.76    $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.13       0.13        0.12     0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.59       0.60        1.24    (1.35)     (1.36)
                          ----       ----        ----    -----      -----
 Total From Investment
            Operations    0.72       0.73        1.36    (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)     (0.10)      (0.08)   (0.09)        --
 Distributions from
  Realized Gains......   (0.59)        --          --       --         --
  -----                  -----
   Total Dividends and
         Distributions   (0.72)     (0.10)      (0.08)   (0.09)        --
  ----                   -----      -----       -----    -----
Net Asset Value, End
 of Period............   $8.67      $8.67       $8.04    $6.76      $8.09
                         =====      =====       =====    =====      =====
Total Return..........    8.48%      9.10%      20.35%  (15.54)%   (13.84)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,270        $10    $114,300       $7         $8
 Ratio of Expenses to
  Average Net Assets..    0.15%      0.15%       0.15%    0.15%      0.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.65%      1.55%       1.54%    1.44%      1.25%/(c)/
 Portfolio Turnover
  Rate................    11.5%/(e)/ 67.3%        1.1%    67.9%     117.4%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis..
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
/(e) /Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005         2004        2003        2002        2001/(E)/

LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.67       $9.82       $8.27       $9.14       $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.20         0.16        0.14        0.13        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.00         0.81        1.50        (0.90)      (1.00)

 Total From Investment
            Operations  1.20         0.97        1.64        (0.77)      (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.13)       (0.12)      (0.09)      (0.10)      --
 Distributions from     (0.38)       --          --          --          --
 -----ized Gains......

   Total Dividends and  (0.51)       (0.12)      (0.09)      (0.10)      --
 ----    Distributions

Net Asset Value, End    $11.36       $10.67      $9.82       $8.27       $9.14
 of Period............

Total Return..........  11.54%       9.97%       19.97%      (8.54)%     (9.68)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $197,923     $97,881     $59,663     $27,086     $1,946
 Ratio of Expenses to
  Average Net Assets..  0.45%        0.44%       0.45%       0.45%       0.45%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --           0.45%/(d)/  0.45%/(d)/  0.45%/(d)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.77%        1.51%       1.59%       1.58%       1.53%/(c)/
 Portfolio Turnover
  Rate................  181.1%/(f)/  228.4%      179.1%      128.9%      116.0%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period..
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.18 per share from February 27, 2001 through February 28, 2001.
/(f) /Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004        2003       2002        2001/(G)/
                          ----         ----        ----       ----        ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.90       $11.28       $9.01      $9.29        $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.15         0.02        0.01       0.08         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.64         1.76        2.35      (0.28)       (0.71)
                          ----         ----        ----      -----        -----
 Total From Investment
            Operations    1.79         1.78        2.36      (0.20)       (0.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)       (0.11)      (0.04)     (0.08)          --
 Distributions from
  Realized Gains......   (0.87)       (0.05)         --         --           --
 Tax Return of Capital
  Distribution........      --           --       (0.05)        --           --
 ------                                           -----
   Total Dividends and
         Distributions   (0.90)       (0.16)      (0.09)     (0.08)          --
 ----                    -----        -----       -----      -----
Net Asset Value, End
 of Period............  $13.79       $12.90      $11.28      $9.01        $9.29
                        ======       ======      ======      =====        =====
Total Return..........   14.42%       15.89%      26.42%     (2.23)%      (6.82)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12          $11        $697         $9           $9
 Ratio of Expenses to
  Average Net Assets..    0.65%        0.64%       0.65%      0.65%        0.65%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.65%/(d)/  0.65%/(d)/ 0.65%/(d)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.15%        1.71%       0.69%      0.86%        0.82%/(c)/
 Portfolio Turnover
  Rate................   133.8%/(h)/   60.8%/(e)/  35.3%/(f)/ 62.0%        55.6%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.
/(f) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
/(h) /Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                        2005     2004        2003        2002        2001/(E)/

MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $5.37    $5.21       $4.00       $5.72       $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.01)   (0.01)      (0.02)      (0.01)      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.88     0.17        1.23        (1.71)      (2.09)

 Total From Investment  0.87     0.16        1.21        (1.72)      (2.10)
            Operations

Net Asset Value, End    $6.24    $5.37       $5.21       $4.00       $5.72
 of Period............

Total Return..........  16.20%   3.07%       30.25%      (30.07)%    (27.13)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11      $5,937      $5,861      $5          $7
 Ratio of Expenses to
  Average Net Assets..  0.65%    0.65%       0.65%       0.65%       0.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --       0.65%/(b)/  0.65%/(b)/  0.65%/(b)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.18)%  (0.13)%     (0.39)%     (0.28)%     (0.27)%/(d)/
 Portfolio Turnover
  Rate................  233.8%   324.2%      290.7%      276.9%      299.0%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004     2003    2002     2001/(D)/
                          ----     ----     ----    ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.90   $10.95    $8.48   $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.14     0.12     0.09    0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.88     1.05     2.45   (0.58)    (0.91)
                          ----     ----     ----   -----     -----
 Total From Investment
            Operations    2.02     1.17     2.54   (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)   (0.10)   (0.07)  (0.09)       --
 Distributions from
  Realized Gains......   (0.33)   (0.12)      --   (0.07)       --
 -----                   -----    -----            -----
   Total Dividends and
         Distributions   (0.38)   (0.22)   (0.07)  (0.16)       --
 ----                    -----    -----    -----   -----
Net Asset Value, End
 of Period............  $13.54   $11.90   $10.95   $8.48     $9.13
                        ======   ======   ======   =====     =====
Total Return..........   17.25%   10.74%   30.23%  (5.61)%   (8.24)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,305      $12      $11      $8        $9
 Ratio of Expenses to
  Average Net Assets..    0.15%    0.15%    0.15%   0.15%     0.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.05%    1.01%    1.03%   0.95%     0.90%/(c)/
 Portfolio Turnover
  Rate................    52.1%    55.9%    41.4%   48.5%     63.4%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period..
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004        2003       2002        2001/(F)/
                          ----         ----        ----       ----        ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.92       $11.77       $9.73      $9.96       $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.19         0.13        0.08       0.11         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.53         1.15        2.07       0.04        (0.60)
                          ----         ----        ----       ----        -----
 Total From Investment
            Operations    2.72         1.28        2.15       0.15        (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)       (0.13)      (0.11)     (0.11)          --
 Distributions from
  Realized Gains......   (0.82)          --          --      (0.27)          --
 -----                   -----                               -----
   Total Dividends and
         Distributions   (0.85)       (0.13)      (0.11)     (0.38)          --
 ----                    -----        -----       -----      -----
Net Asset Value, End
 of Period............  $14.79       $12.92      $11.77      $9.73        $9.96
                        ======       ======      ======      =====        =====
Total Return..........   22.00%/(b)/  10.98%      22.33%      1.19%       (4.69)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,054         $806         $92         $9           $9
 Ratio of Expenses to
  Average Net Assets..    0.65%        0.59%       0.65%      0.64%        0.65%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.67%/(c)/  0.65%/(c)/ 0.65%/(c)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.31%        1.03%       0.86%      1.08%        0.99%/(e)/
 Portfolio Turnover
  Rate................   167.8%       225.4%      186.5%     172.2%       122.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period..
/(b) /During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
/(c) /Expense ratio without commission rebates.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004     2003     2002     2001/(D)/

MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $1.000    $1.000   $1.000   $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.025     0.009    0.009    0.016    0.027

 Total From Investment
            Operations  0.025     0.009    0.009    0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net     (0.025)   (0.009)  (0.009)  (0.016)  (0.027)
  Investment Income...

   Total Dividends and  (0.025)   (0.009)  (0.009)  (0.016)  (0.027)
         Distributions

Net Asset Value, End    $1.000    $1.000   $1.000   $1.000   $1.000
 of Period............

Total Return..........  2.56%     0.85%    0.89%    1.64%    2.71%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $140,592  $56,277  $23,684  $1,522   $186
 Ratio of Expenses to
  Average Net Assets..  0.40%     0.40%    0.40%    0.40%    0.40%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.67%     0.89%    0.78%    1.53%    3.39%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/

PARTNERS GLOBAL EQUITY FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.18

 Total From Investment  0.25
            Operations

Net Asset Value, End    $10.25
 of Period............

Total Return..........  2.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,184
 Ratio of Expenses to
  Average Net Assets..  0.95%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.10%/(d)/
 Portfolio Turnover
  Rate................  37.1%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2005, date operations commenced, through October 31,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004/(B)/

PARTNERS INTERNATIONAL FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.89    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.17      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.82      0.83

 Total From Investment
            Operations  1.99      0.89
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.05)    --
 Distributions from     (0.09)    --
  R----zed Gains......

   Total Dividends and  (0.14)    --
   ----  Distributions

Net Asset Value, End    $12.74    $10.89
 of Period............

Total Return..........  18.33%    8.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $537,573  $193,488
 Ratio of Expenses to
  Average Net Assets..  1.10%     1.09%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --        1.10%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.31%     0.63%/(d)/
 Portfolio Turnover
  Rate................  60.1%     78.8%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005        2004        2003        2002        2001/(E)/

PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.14      $9.40       $8.17       $9.11       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.12        0.08        0.10        0.06        0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.78        0.75        1.17        (0.93)      (1.34)

 Total From Investment
            Operations  0.90        0.83        1.27        (0.87)      (1.27)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.10)      (0.09)      (0.04)      (0.07)      (0.02)
 Distributions from     (0.57)      --          --          --          --
  -----zed Gains......

   Total Dividends and  (0.67)      (0.09)      (0.04)      (0.07)      (0.02)
         Distributions

Net Asset Value, End    $10.37      $10.14      $9.40       $8.17       $9.11
 of Period............

Total Return..........  9.03%       8.84%       15.68%      (9.66)%     (11.57)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $557,357    $464,035    $289,273    $138,527    $15,058
 Ratio of Expenses to
  Average Net Assets..  0.75%       0.72%       0.74%       0.73%       0.75%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --          0.75%/(d)/  0.75%/(d)/  0.75%/(d)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.21%       0.85%       1.13%       1.23%       1.15%/(c)/
 Portfolio Turnover
  Rate................  51.8%/(f)/  93.9%       41.7%       71.9%       59.4%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(f) /Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005         2004        2003        2002      2001/(E)/

PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $7.72        $7.13       $6.03       $7.55     $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.13         0.08        0.08        0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.63         0.59        1.09        (1.51)    (1.38)

 Total From Investment
            Operations  0.76         0.67        1.17        (1.44)    (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.06)       (0.08)      (0.07)      (0.08)    --
 Distributions from     (0.04)       --          --          --        --
 -----ized Gains......

   Total Dividends and  (0.10)       (0.08)      (0.07)      (0.08)    --
 ----    Distributions

Net Asset Value, End    $8.38        $7.72       $7.13       $6.03     $7.55
 of Period............

Total Return..........  9.86%        9.42%       19.52%      (19.29)%  (15.07)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9           $9          $8          $7        $8
 Ratio of Expenses to
  Average Net Assets..  0.45%        0.45%       0.44%       0.45%     0.45%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --           0.45%/(d)/  0.45%/(d)/  --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.58%        1.10%       1.21%       1.05%     0.96%/(c)/
 Portfolio Turnover
  Rate................  148.8%/(f)/  76.5%       82.9%       89.4%     71.7%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(f) /Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005     2004       2003/(C)/
                            ----     ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.85   $12.03      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02       --        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.66    (0.18)       2.02
                            ----    -----        ----
 Total From Investment
            Operations      0.68    (0.18)       2.03

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.68)      --          --
 ----                      -----
   Total Dividends and
         Distributions     (0.68)      --          --
 ----                      -----
Net Asset Value, End
 of Period............    $11.85   $11.85      $12.03
                          ======   ======      ======
Total Return..........      5.75%   (1.50)%     20.30%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $330,258   $5,331      $5,414
 Ratio of Expenses to
  Average Net Assets..      1.00%    0.98%       0.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --     1.00%/(b)/  1.00%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.13%    0.04%       0.06%/(e)/
 Portfolio Turnover
  Rate................      87.9%   129.3%       64.8%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005        2004        2003        2002      2001/(E)/

PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $7.28       $7.00       $6.09       $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.04        0.02        0.02        --        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.83        0.28        0.90        (1.41)    (2.80)

 Total From Investment
            Operations  0.87        0.30        0.92        (1.41)    (2.80)
Less Dividends and
 Distributions:
 Dividends from Net     (0.04)      (0.02)      (0.01)      --        --
  -----tment Income...

   Total Dividends and  (0.04)      (0.02)      (0.01)      --        --
  -----  Distributions

Net Asset Value, End    $8.11       $7.28       $7.00       $6.09     $7.50
 of Period............

Total Return..........  11.98%      4.28%       15.14%      (18.80)%  (25.63)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $775,660    $625,707    $513,520    $289,691  $11,239
 Ratio of Expenses to
  Average Net Assets..  0.74%       0.68%       0.75%       0.75%     0.75%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --          0.75%/(d)/  0.75%/(d)/  --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.48%       0.23%       0.39%       0.25%     (0.01)%/(c)/
 Portfolio Turnover
  Rate................  66.5%/(f)/  157.8%      130.9%      182.9%    104.8%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.30 per share from November 28, 2000 through December 5, 2000.
/(f) /Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005       2004       2003      2002      2001/(D)/
                            ----       ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.76      $7.30      $6.19     $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01      (0.01)        --        --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56       0.47       1.11     (1.25)     (3.21)
                            ----       ----       ----     -----      -----
 Total From Investment
            Operations      0.57       0.46       1.11     (1.25)     (3.23)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)        --         --        --         --
 Distributions from
  Realized Gains......     (0.13)        --         --        --         --
 ------                    -----
   Total Dividends and
         Distributions     (0.16)        --         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $8.17      $7.76      $7.30     $6.19      $7.44
                           =====      =====      =====     =====      =====
Total Return..........      7.31%      6.30%     17.93%   (16.80)%   (29.18)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $715,195   $170,809    $56,784    $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..      1.00%      1.00%      1.00%     1.00%      1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.12%     (0.10)%    (0.05)%   (0.07)%    (0.23)%/(c)/
 Portfolio Turnover
  Rate................      95.2%     124.7%     193.9%    176.7%     153.6%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000 and incurred an unrealized gain of $.66 per share during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005        2004        2003        2002        2001/(E)/

PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.67      $11.42      $9.39       $10.45      $10.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.21        0.18        0.18        0.11        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.94        1.24        1.95        (1.07)      0.03

 Total From Investment
            Operations  1.15        1.42        2.13        (0.96)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.18)      (0.17)      (0.10)      (0.06)      (0.03)
 Distributions from     (0.10)      --          --          (0.04)      --
  -------d Gains......

   Total Dividends and  (0.28)      (0.17)      (0.10)      (0.10)      (0.03)
         Distributions

Net Asset Value, End    $13.54      $12.67      $11.42      $9.39       $10.45
 of Period............

Total Return..........  9.14%       12.56%      22.86%      (9.32)%     2.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,397,435  $1,170,226  $964,633    $441,889    $23,921
 Ratio of Expenses to
  Average Net Assets..  0.78%       0.78%       0.77%       0.80%       0.80%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --          0.80%/(d)/  0.80%/(d)/  0.80%/(d)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.58%       1.50%       1.79%       1.59%       1.33%/(c)/
 Portfolio Turnover
  Rate................  28.1%/(f)/  26.4%       16.2%       7.8%        19.5%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.40 per share from November 27, 2000 through December 5, 2000.
/(f) /Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004/(B)/

PARTNERS LARGECAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.14      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.17      0.48

 Total From Investment
            Operations  1.31      0.53

Less Dividends and
 Distributions:
 Dividends from Net     (0.04)    --
 ----estment Income...
   Total Dividends and  (0.04)    --
 ----    Distributions

Net Asset Value, End    $11.80    $10.53
 of Period............

Total Return..........  12.49%    5.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $287,911  $5,225
 Ratio of Expenses to
  Average Net Assets..  0.80%     0.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.26%     1.22%/(d)/
 Portfolio Turnover
  Rate................  58.9%     32.7%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/

PARTNERS LARGECAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.02

 Total From Investment  0.14
            Operations
Net Asset Value, End    $10.14
 of Period............

Total Return..........  1.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $196,340
 Ratio of Expenses to
  Average Net Assets..  0.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.46%/(d)/
 Portfolio Turnover
  Rate................  19.8%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through October
  31, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005         2004        2003        2002      2001/(E)/

PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $7.45        $7.20       $5.10       $6.31     $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.06)       (0.04)      (0.04)      (0.05)    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.41         0.29        2.14        (1.16)    (2.00)

 Total From Investment  1.35         0.25        2.10        (1.21)    (1.96)
            Operations

Net Asset Value, End    $8.80        $7.45       $7.20       $5.10     $6.31
 of Period............

Total Return..........  18.12%       3.47%       41.18%      (19.18)%  (24.07)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $275,439     $9          $8          $6        $7
 Ratio of Expenses to
  Average Net Assets..  1.00%        0.89%       0.99%       1.00%     1.00%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --           1.00%/(d)/  1.00%/(d)/  --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.65)%      (0.60)%     (0.76)%     (0.78)%   (0.77)%/(c)/
 Portfolio Turnover
  Rate................  185.7%/(f)/  163.7%      163.3%      225.6%    347.3%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
/(f) /Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005       2004/(D)/
                            ----       ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.18      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.75        0.22
                            ----        ----
 Total From Investment
            Operations      1.72        0.18
                            ----        ----
Net Asset Value, End
 of Period............    $11.90      $10.18
                          ======      ======
Total Return..........     16.90%       1.80%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $250,351    $128,884
 Ratio of Expenses to
  Average Net Assets..      1.00%       0.98%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --        1.00%/(c)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.30)%     (0.49)%/(c)/
 Portfolio Turnover
  Rate................      84.5%       91.1%/(c)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(e) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/

PARTNERS MIDCAP GROWTH FUND II
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.83

 Total From Investment  0.80
            Operations

Net Asset Value, End    $10.80
 of Period............

Total Return..........  8.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $445,559
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.29)%/(d)/
 Portfolio Turnover
  Rate................  126.4%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through October
  31, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004        2003        2002     2001/(E)/

PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $13.92    $12.04      $9.34       $9.43    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.03      0.02        0.01        (0.02)   0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.15      2.03        2.69        (0.04)   (0.73)

 Total From Investment
            Operations  2.18      2.05        2.70        (0.06)   (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  --        (0.01)      --          (0.01)   (0.01)
 Distributions from                           --          --       --
  Realized Gains......  (0.98)    (0.16)

 Tax Return of Capital  --        --          --          (0.02)   --
 ------ibution........
   Total Dividends and  (0.98)    (0.17)      --          (0.03)   (0.01)
  ----   Distributions

Net Asset Value, End    $15.12    $13.92      $12.04      $9.34    $9.43
 of Period............

Total Return..........  16.18%    17.15%      28.91%      (0.67)%  (6.28)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $390,104  $215,174    $78,679     $21,210  $2,956
 Ratio of Expenses to
  Average Net Assets..  1.00%     0.97%       0.98%       1.00%    1.00%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --        1.00%/(d)/  1.00%/(d)/  --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.23%     0.19%       0.07%       --       0.44%/(c)/
 Portfolio Turnover
  Rate................  87.9%     49.9%       49.7%       80.0%    224.9%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000 and incurred an unrealized gain of $.13 per share during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004/(D)/

PARTNERS MIDCAP VALUE FUND I
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.46    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.06      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.00      1.41

 Total From Investment
            Operations  2.06      1.46

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.05)    --
 Distributions from     (0.13)    --
  R----zed Gains......

   Total Dividends and  (0.18)    --
   ----  Distributions

Net Asset Value, End    $13.34    $11.46
 of Period............

Total Return..........  18.16%    14.60%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $515,611  $302,583
 Ratio of Expenses to
  Average Net Assets..  1.00%     1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.49%     0.57%/(c)/
 Portfolio Turnover
  Rate................  59.4%     66.0%/(c)/



/(a) /Calculated based on average shares outstanding during the period..
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004        2003/(C)/

PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $14.95    $13.62      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  --        0.07        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.87      2.07        3.62

 Total From Investment
            Operations  1.87      2.14        3.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.03)    --          --
 Distributions from     (0.25)    (0.81)      --
 ----lized Gains......

   Total Dividends and  (0.28)    (0.81)      --
 ----    Distributions

Net Asset Value, End    $16.54    $14.95      $13.62
 of Period............

Total Return..........  12.59%    16.50%      36.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $235,767  $159,678    $4,868
 Ratio of Expenses to
  Average Net Assets..  1.00%     0.94%       0.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --        1.00%/(b)/  1.00%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.01%     0.53%       (0.04)%/(e)/
 Portfolio Turnover
  Rate................  110.2%    117.5%      111.5%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005       2004         2003         2002      2001/(E)/
                            ----       ----         ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.78      $7.10        $5.12        $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)     (0.07)       (0.05)       (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.88       0.75         2.03        (2.19)     (2.43)
                            ----       ----         ----        -----      -----
 Total From Investment
            Operations      0.81       0.68         1.98        (2.23)     (2.47)
                            ----       ----         ----        -----      -----
Net Asset Value, End
 of Period............     $8.59      $7.78        $7.10        $5.12      $7.35
                           =====      =====        =====        =====      =====
Total Return..........     10.41%      9.58%       38.67%      (30.34)%   (23.36)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $122,265    $71,754      $60,637      $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..      1.10%      1.10%        1.09%        1.10%      1.10%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --       1.10%/(b)/   1.10%/(b)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.85)%    (0.92)%      (0.89)%      (0.90)%    (0.78)%/(d)/
 Portfolio Turnover
  Rate................      91.5%      94.6%       333.6%       110.9%     161.1%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001.   Institutional shares incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005        2004        2003        2002        2001/(E)/

PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $8.08       $7.88       $5.72       $6.27       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.06)      (0.05)      (0.04)      (0.12)      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.08        0.29        2.20        (0.43)      (4.54)

 Total From Investment
            Operations  1.02        0.24        2.16        (0.55)      (4.58)
Less Dividends and
 Distributions:
 Distributions from     (0.22)      (0.04)      --          --          --
 ------zed Gains......

   Total Dividends and  (0.22)      (0.04)      --          --          --
 ------  Distributions

Net Asset Value, End    $8.88       $8.08       $7.88       $5.72       $6.27
 of Period............

Total Return..........  12.73%      3.11%       37.76%      (8.77)%     (41.04)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $387,864    $264,397    $162,128    $7,077      $1,166
 Ratio of Expenses to
  Average Net Assets..  1.00%       0.96%       0.95%       0.99%       1.00%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --          1.00%/(d)/  1.00%/(d)/  1.00%/(d)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.72)%     (0.66)%     (0.57)%     (0.70)%     (0.48)%/(c)/
 Portfolio Turnover
  Rate................  53.4%/(f)/  69.4%       115.9%      120.1%      159.8%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(f) /Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004/(B)/

PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $9.62     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.09)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.46      (0.35)

 Total From Investment  1.37      (0.38)
            Operations

Net Asset Value, End    $10.99    $9.62
 of Period............

Total Return..........  14.24%    (3.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $130,356  $4,770
 Ratio of Expenses to
  Average Net Assets..  1.10%     0.98%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --        1.10%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.82)%   (0.68)%/(d)/
 Portfolio Turnover
  Rate................  84.0%     51.3%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005       2004          2003        2002     2001/(C)/
                            ----       ----          ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $15.03     $13.21         $9.60      $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02       0.01            --       (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.17       1.81          3.70       (0.21)       --
 ----                       ----       ----          ----       -----
 Total From Investment
            Operations      2.19       1.82          3.70       (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --         --         (0.09)      (0.15)       --
 ------                                             -----       -----
   Total Dividends and
         Distributions        --         --         (0.09)      (0.15)       --
 ------                                             -----       -----
Net Asset Value, End
 of Period............    $17.22     $15.03        $13.21       $9.60    $10.00
                          ======     ======        ======       =====    ======
Total Return..........     14.60%     13.79%        38.87%      (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $287,753   $231,413      $174,262    $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      1.00%      0.97%         1.00%       1.00%     1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --       1.00%/(b)/      --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.09%      0.07%        (0.04)%     (0.20)%   (0.07)%/(d)/
 Portfolio Turnover
  Rate................      51.3%      26.3%         44.1%       27.9%     58.0%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period..
/(b) /Expense ratio without commission rebates.
/(c) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004        2003/(C)/

PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $15.95    $13.99      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.09      0.05        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.26      2.57        3.91

 Total From Investment
            Operations  2.35      2.62        3.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.03)    (0.06)      --
 Distributions from     (0.90)    (0.60)      --
  ----ized Gains......

   Total Dividends and  (0.93)    (0.66)      --
  ----   Distributions

Net Asset Value, End    $17.37    $15.95      $13.99
 of Period............

Total Return..........  15.04%    19.39%      39.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $202,697  $104,765    $51,198
 Ratio of Expenses to
  Average Net Assets..  1.00%     1.00%       1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --        1.00%/(b)/  1.00%/(e)(b)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.52%     0.32%       0.73%/(e)/
 Portfolio Turnover
  Rate................  43.1%     46.7%       67.2%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004/(A)/

PARTNERS SMALLCAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.35    $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.81      0.35

 Total From Investment
            Operations  1.81      0.35
Less Dividends and
 Distributions:
 Distributions from     (0.04)    --
  ----ized Gains......

   Total Dividends and  (0.04)    --
  ----   Distributions

Net Asset Value, End    $12.12    $10.35
 of Period............

Total Return..........  17.55%    3.50%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $293,375  $20,666
 Ratio of Expenses to
  Average Net Assets..  1.00%     1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.03)%   0.00%/(c)/
 Portfolio Turnover
  Rate................  50.8%     4.8%/(c)/



/(a) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005       2004       2003     2002/(D)/
                            ----       ----       ----     ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.34     $11.21     $10.30    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.62       0.65       0.61      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.39)     (0.07)      0.40      0.06
                           -----      -----       ----      ----
 Total From Investment
            Operations      0.23       0.58       1.01      0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.99)     (0.45)     (0.10)       --
  ----                     -----      -----      -----
   Total Dividends and
         Distributions     (0.99)     (0.45)     (0.10)       --
  ----                     -----      -----      -----
Net Asset Value, End
 of Period............    $10.58     $11.34     $11.21    $10.30
                          ======     ======     ======    ======
Total Return..........      2.07%      5.32%      9.84%     3.00%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $330,862   $202,386   $121,828   $12,849
 Ratio of Expenses to
  Average Net Assets..      0.75%      0.75%      0.75%     0.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.68%      5.83%      5.68%     7.04%/(c)/
 Portfolio Turnover
  Rate................      17.8%      14.0%      31.1%     11.3%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005       2004       2003      2002     2001/(E)/
                            ----       ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.61     $10.63      $9.40     $9.87    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.36       0.20       0.14      0.20      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.53       0.95       1.25     (0.51)    (0.21)
                            ----       ----       ----     -----     -----
 Total From Investment
            Operations      0.89       1.15       1.39     (0.31)    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.25)     (0.17)     (0.16)    (0.16)       --
 Distributions from
  Realized Gains......     (0.10)        --         --        --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.35)     (0.17)     (0.16)    (0.16)       --
 ----                      -----      -----      -----     -----
Net Asset Value, End
 of Period............    $12.15     $11.61     $10.63     $9.40     $9.87
                          ======     ======     ======     =====     =====
Total Return..........      7.78%     10.97%     15.00%    (3.25)%   (1.30)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $408,886   $226,885   $112,143   $35,188    $4,339
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%      0.12%      0.12%     0.12%     0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.05%      1.80%      1.41%     2.84%     3.44%/(d)/
 Portfolio Turnover
  Rate................      10.2%      34.3%      47.8%     17.6%      2.2%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004      2003      2002     2001/(E)/

PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.49    $10.55    $9.14     $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.31      0.18      0.12      0.19     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.85      0.95      1.42      (0.63)   (0.32)

 Total From Investment
            Operations  1.16      1.13      1.54      (0.44)   (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.24)    (0.19)    (0.13)    (0.14)   --
 Distributions from     (0.09)    --        --        --       --
 ------zed Gains......

   Total Dividends and  (0.33)    (0.19)    (0.13)    (0.14)   --
 ----    Distributions

Net Asset Value, End    $12.32    $11.49    $10.55    $9.14    $9.72
 of Period............

Total Return..........  10.20%    10.85%    17.14%    (4.67)%  (2.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $668,863  $322,168  $145,767  $42,265  $2,820
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............  0.12%     0.12%     0.12%     0.12%    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.59%     1.63%     1.25%     2.34%    2.81%/(d)/
 Portfolio Turnover
  Rate................  5.5%      27.0%     41.1%     12.3%    4.0%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004      2003        2002     2001/(F)/

PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.17    $10.21    $8.77       $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.26      0.15      0.09        0.17     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.98      0.96      1.48        (0.79)   (0.50)

 Total From Investment
            Operations  1.24      1.11      1.57        (0.62)   (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.21)    (0.15)    (0.13)      (0.14)   --
 Distributions from     (0.08)    --        --          --       --
 ------zed Gains......

   Total Dividends and  (0.29)    (0.15)    (0.13)      (0.14)   --
 ----    Distributions

Net Asset Value, End    $12.12    $11.17    $10.21      $8.77    $9.53
 of Period............

Total Return..........  11.29%    10.98%    18.16%      (6.63)%  (4.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $525,906  $282,813  $147,968    $31,841  $3,816
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............  0.12%     0.12%     0.12%       0.12%    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.19%     1.42%     0.97%       1.91%    2.29%/(d)/
 Portfolio Turnover
  Rate................  4.8%      30.7%     52.4%/(e)/  19.9%    60.2%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005      2004      2003     2002     2001/(E)/

PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.17    $10.22    $8.68    $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.21      0.12      0.07     0.16     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.13      0.98      1.56     (0.92)   (0.44)

 Total From Investment
            Operations  1.34      1.10      1.63     (0.76)   (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.19)    (0.15)    (0.09)   (0.13)   --
 Distributions from     (0.08)    --        --       (0.01)   --
 ------zed Gains......

   Total Dividends and  (0.27)    (0.15)    (0.09)   (0.14)   --
 ----    Distributions

Net Asset Value, End    $12.24    $11.17    $10.22   $8.68    $9.58
 of Period............

Total Return..........  12.11%    10.84%    19.06%   (8.12)%  (4.20)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $243,275  $108,127  $47,706  $15,314  $2,969
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............  0.12%     0.12%     0.12%    0.12%    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.73%     1.07%     0.78%    1.53%    1.77%/(d)/
 Portfolio Turnover
  Rate................  7.1%      40.0%     46.0%    19.6%    316.2%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005      2004      2003     2002     2001/(E)/
                            ----      ----      ----     ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.66     $9.73     $8.14    $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16      0.09      0.04     0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.22      0.95      1.62    (1.09)    (0.80)
                            ----      ----      ----    -----     -----
 Total From Investment
            Operations      1.38      1.04      1.66    (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)    (0.11)    (0.07)   (0.14)       --
 Distributions from
  Realized Gains......     (0.07)       --        --       --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.24)    (0.11)    (0.07)   (0.14)       --
 ----                      -----     -----     -----    -----
Net Asset Value, End
 of Period............    $11.80    $10.66     $9.73    $8.14     $9.22
                          ======    ======     =====    =====     =====
Total Return..........     13.07%    10.77%    20.54%  (10.45)%   (7.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $130,966   $58,284   $30,633   $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%     0.12%     0.12%    0.12%     0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.39%     0.90%     0.43%    1.19%     1.09%/(d)/
 Portfolio Turnover
  Rate................       7.5%     44.9%     45.7%    25.4%     59.0%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2005       2004      2003      2002     2001/(E)/
                            ----       ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.73     $10.77     $9.72    $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.41       0.22      0.16      0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.26       0.94      1.04     (0.32)    (0.05)
                            ----       ----      ----     -----     -----
 Total From Investment
            Operations      0.67       1.16      1.20     (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)     (0.20)    (0.14)    (0.18)       --
 Distributions from
  Realized Gains......     (0.13)        --     (0.01)       --        --
 ------                    -----                -----
   Total Dividends and
         Distributions     (0.37)     (0.20)    (0.15)    (0.18)       --
 ----                      -----      -----     -----     -----
Net Asset Value, End
 of Period............    $12.03     $11.73    $10.77     $9.72    $10.03
                          ======     ======    ======     =====    ======
Total Return..........      5.79%     10.92%    12.41%    (1.36)%    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $182,132   $109,104   $51,310   $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%      0.12%     0.12%     0.12%     0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.44%      1.95%     1.50%     2.97%     3.44%/(d)/
 Portfolio Turnover
  Rate................      43.8%      34.1%     43.9%     46.2%    103.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005        2004        2003     2002     2001/(E)/

REAL ESTATE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $18.44      $14.56      $11.17   $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.42        0.41        0.54     0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  3.18        4.01        3.20     0.63     0.15

 Total From Investment
            Operations  3.60        4.42        3.74     1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.58)      (0.40)      (0.35)   (0.41)   --
 Distributions from     (1.05)      (0.14)      --       --       --
 -----ized Gains......

   Total Dividends and  (1.63)      (0.54)      (0.35)   (0.41)   --
 ----    Distributions

Net Asset Value, End    $20.41      $18.44      $14.56   $11.17   $10.50
 of Period............

Total Return..........  20.41%      31.21%      34.31%   10.38%   4.17%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $405,696    $253,838    $97,960  $11      $11
 Ratio of Expenses to
  Average Net Assets..  0.85%       0.85%       0.85%    0.85%    0.85%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --          0.85%/(d)/  --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.19%       2.53%       4.08%    3.91%    4.91%/(c)/
 Portfolio Turnover
  Rate................  26.7%/(f)/  67.9%       35.4%    46.3%    77.5%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(f) /Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                             2005          2004     2003     2002    2001/(F)/
                             ----          ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
INSTITUTIONAL SHARES
--------------------
 /(//A//)// /
 --------- -
Net Asset Value,
 Beginning of Period..     $10.23        $10.38   $10.39   $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............       0.35          0.30     0.39     0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      (0.23)        (0.09)   (0.02)   (0.04)    0.30
                            -----         -----    -----    -----     ----
 Total From Investment
            Operations       0.12          0.21     0.37     0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      (0.38)        (0.32)   (0.38)   (0.47)   (0.39)
 Distributions from
  Realized Gains......         --         (0.04)      --    (0.11)      --
 ------                                   -----             -----
   Total Dividends and
         Distributions      (0.38)        (0.36)   (0.38)   (0.58)   (0.39)
                            -----         -----    -----    -----    -----
Net Asset Value, End
 of Period............      $9.97        $10.23   $10.38   $10.39   $10.54
                            =====        ======   ======   ======   ======
Total Return..........       1.16%         2.06%    3.62%    4.29%    6.67%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $12,276           $10      $10   $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..       0.53%         0.40%    0.40%    0.40%    0.40%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(c)/ ..............       0.40%           --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..       3.57%         2.92%    3.73%    4.54%    5.59%/(e)/
 Portfolio Turnover
  Rate................      110.8%/(//g//  61.5%    72.3%   105.8%    68.4%/(e)/



/(a) /Effective September 30, 2005, High Quality Short-Term Bond Fund changed its name to Short-Term Bond Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(g) /Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005         2004        2003        2002        2001/(E)/

SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $14.38       $13.21      $9.60       $10.44      $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.05         0.07        0.05        0.03        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.39         1.13        3.56        (0.78)      (0.07)

 Total From Investment
            Operations  2.44         1.20        3.61        (0.75)      (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  --           --          --          (0.06)      --
 Distributions from
  Realized Gains......  (0.85)       (0.03)      --          (0.02)      --
 Excess Distributions   --           --          --          (0.01)      --
 ------Capital Gains..

   Total Dividends and  (0.85)       (0.03)      --          (0.09)      --
 -----   Distributions

Net Asset Value, End    $15.97       $14.38      $13.21      $9.60       $10.44
 of Period............

Total Return..........  17.42%       9.09%       37.60%      (7.34)%     (0.10)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $31,109      $15,702     $9,318      $4,681      $10
 Ratio of Expenses to
  Average Net Assets..  0.75%        0.75%       0.75%       0.74%       0.75%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --           0.75%/(d)/  0.75%/(d)/  0.75%/(d)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.34%        0.47%       0.48%       0.66%       0.71%/(c)/
 Portfolio Turnover
  Rate................  137.4%/(f)/  98.5%       113.2%      108.8%      123.5%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(f) /Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005    2004        2003      2002        2001/(E)/
                          ----    ----        ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.79   $7.48       $4.91     $7.35        $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01   (0.01)         --        --        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.82    0.32        2.57     (2.08)       (1.70)
                          ----    ----        ----     -----        -----
 Total From Investment
            Operations    0.83    0.31        2.57     (2.08)       (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.40)     --          --     (0.36)          --
 ----                    -----                         -----
   Total Dividends and
         Distributions   (0.40)     --          --     (0.36)          --
 ----                    -----                         -----
Net Asset Value, End
 of Period............   $8.22   $7.79       $7.48     $4.91        $7.35
                         =====   =====       =====     =====        =====
Total Return..........   10.69%   4.14%      52.34%   (30.33)%     (17.97)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,502      $8          $8    $4,344         $560
 Ratio of Expenses to
  Average Net Assets..    0.75%   0.73%       0.75%     0.75%        0.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --    0.75%/(b)/    --      0.75%/(b)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.13%  (0.12)%     (0.08)%   (0.31)%      (0.45)%/(d)/
 Portfolio Turnover
  Rate................   181.7%  194.9%      270.1%    255.3%       178.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without commission rebates.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005      2004      2003     2002     2001/(D)/
                           ----      ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.73    $12.70     $9.59   $10.19    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14      0.13      0.08     0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.05      1.95      3.07    (0.47)    (0.60)
                           ----      ----      ----    -----     -----
 Total From Investment
            Operations     2.19      2.08      3.15    (0.40)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)    (0.05)    (0.04)   (0.06)       --
 Distributions from
  Realized Gains......    (0.36)       --        --    (0.14)       --
 -----                    -----                        -----
   Total Dividends and
         Distributions    (0.42)    (0.05)    (0.04)   (0.20)       --
 ----                     -----     -----     -----    -----
Net Asset Value, End
 of Period............   $16.50    $14.73    $12.70    $9.59    $10.19
                         ======    ======    ======    =====    ======
Total Return..........    15.00%    16.41%    33.04%   (4.19)%   (5.12)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $99,202   $48,472   $18,585       $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%     0.15%     0.15%    0.15%     0.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.86%     0.94%     0.74%    0.66%     0.65%/(c)/
 Portfolio Turnover
  Rate................     43.2%     54.5%     44.6%    61.0%     62.0%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005     2004        2003        2002        2001/(E)/

SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $16.20   $14.68      $10.48      $10.54      $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.11     0.04        0.07        0.12        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.63     1.95        4.20        0.39        (0.11)

 Total From Investment
            Operations  2.74     1.99        4.27        0.51        (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  --       --          (0.07)      (0.10)      --
 Distributions from     (1.40)   (0.47)      --          (0.47)      --
 -----ized Gains......

   Total Dividends and  (1.40)   (0.47)      (0.07)      (0.57)      --
 ----    Distributions

Net Asset Value, End    $17.54   $16.20      $14.68      $10.48      $10.54
 of Period............

Total Return..........  17.61%   13.86%      40.94%      4.60%       (0.47)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $46,908  $20,973     $10,493     $9,641      $1,144
 Ratio of Expenses to
  Average Net Assets..  0.75%    0.75%       0.75%       0.74%       0.75%/(c)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --       0.75%/(d)/  0.75%/(d)/  0.75%/(d)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.64%    0.28%       0.62%       0.88%       0.79%/(c)/
 Portfolio Turnover
  Rate................  133.7%   163.5%      221.7%      134.3%      89.1%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period..
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Expense ratio without commission rebates.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                          2005        2004        2003     2002    2001/(E)/
                          ----        ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
INSTITUTIONAL
-------------
 SHARES/(A)/
 -----------
Net Asset Value,
 Beginning of Period..  $10.00      $10.00      $10.00   $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.25        0.26        0.32     0.42     0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09       (0.11)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........      --        0.11          --       --       --
 -----                                ----
 Total From Investment
            Operations    0.34        0.26        0.32     0.42     0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.29)      (0.26)      (0.32)   (0.42)   (0.17)
                         -----       -----       -----    -----    -----
   Total Dividends and
         Distributions   (0.29)      (0.26)      (0.32)   (0.42)   (0.17)
                         -----       -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.05      $10.00      $10.00   $10.00   $10.00
                        ======      ======      ======   ======   ======
Total Return..........    3.40%/(c)/  2.66%/(d)/  3.30%    4.27%    1.70%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $13      $1,968      $1,917   $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..    0.40%       0.55%       0.60%    0.60%    0.60%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.52%       2.62%       3.24%    4.18%    4.50%/(g)/
 Portfolio Turnover
  Rate................    54.9%      105.5%       20.7%    13.6%    31.1%/(g)/



/(a) /On May 27, 2005, the board of Directors of Principal Investors Fund, Inc.
  authorized a reverse stock split to raise the value of each share from $1.00 to $10.00 per share in connection with the Capital Preservation Fund's change from a money market fund to an ultra short bond fund strategy. The financial highlights have been restated to reflect the reverse stock split.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(d) /In 2004, 1.02% of the total return consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Institutional shares would have been 1.64%.
/(e) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.


224                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - STABLE FUNDS


                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                                    (THROUGH DECEMBER 31, 2005)


                                                                      YTD          1 YR      3 YR     5 YR     10 YR
                                                                    ----------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                           2.93        2.93        1.58      N/A       N/A
Principal Global Investors Money Market Composite                                                     2.30      3.74
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index             3.08        3.08        1.83     2.34      3.89

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)
PREVIOUSLY HIGH QUALITY SHORT-TERM BOND FUND                         2.18        2.18        2.09      N/A       N/A
Principal Global Investors Limited Term Fixed Income Composite                                        4.37       N/A
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                  1.44        1.44        2.21     4.71      5.38
 Morningstar Short-Term Bond Category Average                        1.43        1.43        1.96     3.82      4.63

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                            3.77///(1)/ 3.77///(1)/
PREVIOUSLY CAPITAL PRESERVATION FUND                                                         3.13      N/A       N/A
 6-Month LIBOR Index                                                 3.33        3.33        2.03     2.62      4.27
 Morningstar Ultrashort Bond Category Average                        2.49        2.49        1.75     2.70      4.28
                                                                    ----------------------------------------------------

///(1)/During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
                                                                                                          ANNUAL TOTAL RETURN
                                                                                                        (YEAR ENDED DECEMBER 31)

                                                                     LIFE OF
                                                                       FUND                2005      2004     2003     2002
                                                                    ------------        ---------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                           1.92                2.93        1.01     0.80     1.49
Principal Global Investors Money Market Composite
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index             2.20                3.08        1.30     1.15     1.78

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)                        3.84                2.18        1.22     2.87     7.67
PREVIOUSLY HIGH QUALITY SHORT-TERM BOND FUND
Principal Global Investors Limited Term Fixed Income Composite
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                  4.38                1.44        1.85     3.35     8.12
 Morningstar Short-Term Bond Category Average                        3.45                1.43        1.60     2.39     5.24

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                            3.52///(1)/         3.77///(1)/ 2.50     3.11     4.15
PREVIOUSLY CAPITAL PRESERVATION FUND
 6-Month LIBOR Index                                                 2.25                3.33        1.47     1.32     2.06
 Morningstar Ultrashort Bond Category Average                        2.35                2.49        1.24     1.56     2.73
                                                                    ------------        ---------------------------------------

///(1)/During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.




                                                                     2001     2000     1999     1998     1997      1996
                                                                    ------------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Money Market Composite
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index             4.45     6.20     4.91     5.33     5.53      5.38

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)
PREVIOUSLY HIGH QUALITY SHORT-TERM BOND FUND
Principal Global Investors Limited Term Fixed Income Composite
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                  9.03     8.91     2.09     7.63     7.13      4.67
 Morningstar Short-Term Bond Category Average                        7.32     8.14     2.12     6.28     6.51      4.35

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)
PREVIOUSLY CAPITAL PRESERVATION FUND
 6-Month LIBOR Index                                                 5.00     6.76     5.44     5.89     5.94      5.81
 Morningstar Ultrashort Bond Category Average                        5.77     6.72     4.45     5.08     6.18      6.14
                                                                    ------------------------------------------------------

///(1)/During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.





Principal Investors Fund                                              225
www.principal.com

PERFORMANCE RESULTS - CONSERVATIVE FUNDS


                              AVERAGE ANNUAL TOTAL RETURN
                              (THROUGH DECEMBER 31, 2005)

                                                        LIFE OF
                        YTD   1 YR  3 YR   5 YR  10 YR   FUND         2005
                        -----------------------------------------     ------
BOND & MORTGAGE
SECURITIES FUND
INSTITUTIONAL
(03/01/01)              2.48  2.48   3.75   N/A   N/A    5.15         2.48
Principal Global
Investors Multi Sector
Fixed Income Composite                     6.35  6.47
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar
 Intermediate-Term
 Bond Category Average  1.79  1.79   3.64  5.32  5.38    4.92         1.79

GOVERNMENT & HIGH
QUALITY BOND FUND
INSTITUTIONAL(03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND         2.16  2.16   2.47   N/A   N/A    4.36         2.16
Principal Global
Investors Mortgage
Backed Securities
Composite                                  4.85  5.66
 Lehman Brothers
 Government/Mortgage
 Index                  2.63  2.63   3.14  5.40  6.01    5.13         2.63
 Morningstar
 Intermediate
 Government Category
 Average                1.90  1.90   2.45  4.62  5.12    4.46         1.90

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)              2.57  2.57   3.55   N/A   N/A    5.28         2.57
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                                  5.85   N/A
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar
 Intermediate-Term
 Bond Category Average  1.79  1.79   3.64  5.32  5.38    4.92         1.79

HIGH YIELD FUND
INSTITUTIONAL
(12/29/04)              4.08  4.08    N/A   N/A   N/A    4.06         4.08
Post High Yield
Composite                           10.14  9.08  8.80
 Lehman Brothers High
 Yield Composite Bond
 Index                  2.74  2.74  13.77  8.85  6.54    2.74         2.74
 Morningstar High
 Yield Bond Category    2.53  2.53  12.03  7.29  5.43    2.53         2.53

INFLATION PROTECTION
INSTITUTIONAL
(12/29/04)              2.43  2.43    N/A   N/A   N/A    2.72         2.43
 Lehman Brothers US
 Treasury TIPS Index    2.84  2.84   6.53  8.74   N/A    2.84         2.84
 Morningstar Long-Term
 Government Category
 Average                3.29  3.29   4.95  6.50  5.95    1.44         3.29

PREFERRED SECURITIES
FUND INSTITUTIONAL
(05/01/02)              1.62  1.62   5.50   N/A   N/A    5.86         1.62
Spectrum Preferred
Securities Composite                       8.51  8.10
 Merrill Lynch
 Preferred Stock
 Hybrid Index           0.46  0.46   5.10  6.17   N/A    5.81         0.46
 Morningstar
 Intermediate-Term      1.79  1.79   3.64  5.32  5.38    4.76         1.79
 Bond Category Average
                        -----------------------------------------     ------
                                            ANNUAL TOTAL RETURN
                                          (YEAR ENDED DECEMBER 31)


                        2004   2003   2002   2001  2000   1999   1998   1997    1996
                        --------------------------------------------------------------
BOND & MORTGAGE          4.75   4.04   9.27
SECURITIES FUND
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers         4.34   4.11  10.26  8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar             3.81   4.92   7.88  7.36   9.45  -1.22   7.42   8.76    3.30
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH        3.55   1.70   8.77
QUALITY BOND FUND
INSTITUTIONAL(03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
Principal Global
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers         4.08   2.73  10.06  7.71  12.29  -0.54   8.72   9.54    3.68
 Government/Mortgage
 Index
 Morningstar             3.39   2.15   9.07  6.84  10.76  -1.44   7.45   8.45    2.80
 Intermediate
 Government Category
 Average

HIGH QUALITY             4.33   3.75   9.91
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers         4.34   4.11  10.26  8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar             3.81   4.92   7.88  7.36   9.45  -1.22   7.42   8.76    3.30
 Intermediate-Term
 Bond Category Average

HIGH YIELD FUND
INSTITUTIONAL
(12/29/04)
Post High Yield
Composite
 Lehman Brothers High   11.13  28.97  -1.40  5.28  -5.86   2.39   1.87  12.76   11.35
 Yield Composite Bond
 Index
 Morningstar High        5.18  24.36  -1.59  2.13  -7.50   4.60   0.09  13.10   13.43
 Yield Bond Category

INFLATION PROTECTION
INSTITUTIONAL
(12/29/04)
 Lehman Brothers US      8.46   8.39  16.56  7.89  13.18   2.63   3.95
 Treasury TIPS Index
 Morningstar Long-Term   7.16   4.73  16.70  3.69  20.06  -8.08  10.62  12.34   -1.61
 Government Category
 Average

PREFERRED SECURITIES     4.36  10.72
FUND INSTITUTIONAL
(05/01/02)
Spectrum Preferred
Securities Composite
 Merrill Lynch           5.51   9.51   6.63  8.99  17.75  -4.68   7.37
 Preferred Stock
 Hybrid Index
 Morningstar             3.81   4.92   7.88  7.36   9.45  -1.22   7.42   8.76    3.30
 Intermediate-Term
 Bond Category Average  --------------------------------------------------------------





226                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                (THROUGH DECEMBER 31, 2005)

                                                                                                                  LIFE OF
                                                                      YTD        1 YR       3 YR   5 YR   10 YR     FUND
                                                                    ---------------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)              7.16        7.16      15.77    N/A    N/A   15.76
 S&P 500 Index                                                        4.91        4.91      14.38   0.54   9.07   14.39
 Morningstar Large Blend Category Average                             5.77        5.77      14.00   0.50   8.12   14.15

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)                        11.84       11.84      15.16    N/A    N/A   -0.73
Columbus Circle Investors Large Capitalization Composite /(//1//)/   11.77       11.77      16.96  -2.55   9.80
 Russell 1000 Growth Index                                            5.26        5.26      13.23  -3.58   6.73   -1.30
 Morningstar Large Growth Category Average                            6.46        6.46      13.88  -3.36   6.95   -0.84

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)                  4.71        4.71      14.07    N/A    N/A    1.54
Principal Global Investors S&P 500 Index Composite                                                  0.18   8.68
 S&P 500 Index                                                        4.91        4.91      14.38   0.54   9.07    1.84
 Morningstar Large Blend Category Average                             5.77        5.77      14.00   0.50   8.12    1.82

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)                          6.82        6.82      14.64    N/A    N/A    4.93
Principal Global Investors Large Cap Value Composite                                                3.92   9.31
 Russell 1000 Value Index                                             7.05        7.05      17.49   5.28  10.94    6.00
 Morningstar Large Value Category Average                             5.88        5.88      15.58   3.96   8.85    4.46

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /                        15.61/(2)/  15.61/(2)/ 20.00    N/A    N/A   11.23/(2)/
Principal Global Investors Mid Cap Value Composite                                                 10.33  10.08
 Russell Midcap Value Index                                          12.65       12.65      24.38  12.21  13.65   12.84
 Morningstar Mid-Cap Value Category Average                           8.41        8.41      20.46   9.36  11.39   10.29

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)                 4.79        4.79      12.75   2.19    N/A    2.55
T. Rowe Price U.S. Structured Research Strategy /(//3//)//(//4//)/                          16.05   2.13    N/A
 S&P 500 Index                                                        4.91        4.91      14.38   0.54   9.07    0.54
 Morningstar Large Blend Category Average                             5.77        5.77      14.00   0.50   8.12    0.67

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)               6.16        6.16      14.69    N/A    N/A    0.57
Goldman Sachs Large Cap Blend Composite /(//5//)/                                                   1.90   9.92
Wellington LargeCap Blend Composite /(//6//)/                                                      -1.61   8.55
 S&P 500 Index                                                        4.91        4.91      14.38   0.54   9.07    1.84
 Morningstar Large Blend Category Average                             5.77        5.77      14.00   0.50   8.12    1.82
                                                                    ---------------------------------------------------------


                                                                     2005
                                                                    ------------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)              7.16
 S&P 500 Index                                                        4.91
 Morningstar Large Blend Category Average                             5.77

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)                        11.84
Columbus Circle Investors Large Capitalization Composite /(//1//)/
 Russell 1000 Growth Index                                            5.26
 Morningstar Large Growth Category Average                            6.46

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)                  4.71
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                        4.91
 Morningstar Large Blend Category Average                             5.77

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)                          6.82
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                             7.05
 Morningstar Large Value Category Average                             5.88

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /                        15.61/(2)/
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index                                          12.65
 Morningstar Mid-Cap Value Category Average                           8.41

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)                 4.79
T. Rowe Price U.S. Structured Research Strategy /(//3//)//(//4//)/
 S&P 500 Index                                                        4.91
 Morningstar Large Blend Category Average                             5.77

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)               6.16
Goldman Sachs Large Cap Blend Composite /(//5//)/
Wellington LargeCap Blend Composite /(//6//)/
 S&P 500 Index                                                        4.91
 Morningstar Large Blend Category Average                             5.77
                                                                    ------------
                                                                                          ANNUAL TOTAL RETURN
                                                                                        (YEAR ENDED DECEMBER 31)


                                                                    2004   2003    2002    2001    2000   1999   1998   1997
                                                                    -----------------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)            12.84  28.32
 S&P 500 Index                                                      10.87  28.67  -11.88   -9.11   21.04  28.58  33.36  22.96
 Morningstar Large Blend Category Average                            9.96  26.72  -13.68   -6.97   19.72  21.95  27.43  20.37

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)                        9.35  24.89  -28.30
Columbus Circle Investors Large Capitalization Composite /(//1//)/
 Russell 1000 Growth Index                                           6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71  30.49
 Morningstar Large Growth Category Average                           7.64  28.55  -27.73  -23.63  -14.09  39.72  33.56  25.00

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)                10.67  28.06  -22.27
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                      10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58  33.36
 Morningstar Large Blend Category Average                            9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95  27.43

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)                        12.40  25.48  -12.92
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                           16.49  30.03  -15.52   -5.59    7.02   7.35  15.63  35.18
 Morningstar Large Value Category Average                           12.91  28.40  -18.92   -5.37    5.47   6.63  13.10  27.01

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /                       16.58  28.21   -8.01
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index                                         23.71  38.06   -9.65    2.34   19.18  -0.11   5.09  34.37
 Morningstar Mid-Cap Value Category Average                         17.90  34.38  -12.91    6.40   16.82   7.78   3.92  26.04

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)               10.38  23.93  -16.28   -7.13
T. Rowe Price U.S. Structured Research Strategy /(//3//)//(//4//)/
 S&P 500 Index                                                      10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58  33.36
 Morningstar Large Blend Category Average                            9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95  27.43

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)             11.05  27.98  -24.89
Goldman Sachs Large Cap Blend Composite /(//5//)/
Wellington LargeCap Blend Composite /(//6//)/
 S&P 500 Index                                                      10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58  33.36
 Morningstar Large Blend Category Average                            9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95  27.43
                                                                    -----------------------------------------------------------




                                                                     1996
                                                                    -------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)
 S&P 500 Index                                                       37.58
 Morningstar Large Blend Category Average                            31.99

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)
Columbus Circle Investors Large Capitalization Composite /(//1//)/
 Russell 1000 Growth Index                                           23.12
 Morningstar Large Growth Category Average                           18.95

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                       22.96
 Morningstar Large Blend Category Average                            20.37

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                            21.64
 Morningstar Large Value Category Average                            20.79

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index                                          20.26
 Morningstar Mid-Cap Value Category Average                          20.50

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)
T. Rowe Price U.S. Structured Research Strategy /(//3//)//(//4//)/
 S&P 500 Index                                                       22.96
 Morningstar Large Blend Category Average                            20.37

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)
Goldman Sachs Large Cap Blend Composite /(//5//)/
Wellington LargeCap Blend Composite /(//6//)/
 S&P 500 Index                                                       22.96
 Morningstar Large Blend Category Average                            20.37
                                                                    -------
 ///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//) //
 /During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.
///(//3//) // /T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//4//) //
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(//5//) // /Goldman Sachs began sub-advising the Fund on 12/16/02
///(//6//) // /Wellington began sub-advising the Fund on 12/16/02





Principal Investors Fund                                              227
www.principal.com

228                                              Principal Investors Fund
                                                          1-800-547-7754

 PERFORMANCE RESULTS - MODERATE FUNDS


                              AVERAGE ANNUAL TOTAL RETURN
                              (THROUGH DECEMBER 31, 2005)

                                                         LIFE OF
                        YTD   1 YR  3 YR   5 YR   10 YR   FUND         2005
                        ------------------------------------------     ------
PARTNERS LARGECAP
GROWTH FUND
INSTITUTIONAL
(12/30/02)              3.33  3.33   9.42    N/A    N/A    9.41        3.33
GMO Growth Composite/
//(//1//)/                          11.76  -3.33   8.22
 Russell 1000 Growth
 Index                  5.26  5.26  13.23  -3.58   6.73   13.23        5.26
 S&P 500 Index          4.91  4.91  14.38   0.54   9.07   14.39        4.91
 Morningstar Large
 Growth Category
 Average                6.46  6.46  13.88  -3.36   6.95   14.01        6.46

PARTNERS LARGECAP
GROWTH FUND I
INSTITUTIONAL
(12/06/00)              7.61  7.61  13.39  -2.03    N/A   -3.16        7.61
T. Rowe Price
Institutional Large
Cap Growth Strategy
Composite/
(//2//)//(//3//)/                   18.34    N/A    N/A
 Russell 1000 Growth
 Index                  5.26  5.26  13.23  -3.58   6.73   -3.58        5.26
 Morningstar Large
 Growth Category
 Average                6.46  6.46  13.88  -3.36   6.95   -3.07        6.46

PARTNERS LARGECAP
GROWTH FUND II
INSTITUTIONAL
(12/06/00)              4.75  4.75  13.02  -2.57    N/A   -3.67        4.75
American Century Large
Cap Growth Equity
Composite                                          7.26
 Russell 1000 Growth
 Index                  5.26  5.26  13.23  -3.58   6.73   -3.58        5.26
 Morningstar Large
 Growth Category
 Average                6.46  6.46  13.88  -3.36   6.95   -3.07        6.46

PARTNERS LARGECAP
VALUE FUND
INSTITUTIONAL
(12/06/00)              5.34  5.34  15.02   6.78    N/A    7.68        5.34
 Russell 1000 Value
 Index                  7.05  7.05  17.49   5.28  10.94    5.28        7.05
 Morningstar Large
 Value Category
 Average                5.88  5.88  15.58   3.96   8.85    4.05        5.88

PARTNERS LARGECAP
VALUE FUND I
INSTITUTIONAL
(06/01/04)              9.92  9.92    N/A    N/A    N/A   14.44        9.92
UBS U.S. Large Cap
Value Equity Composite              17.71   7.31    N/A
 Russell 1000 Value
 Index                  7.05  7.05  17.49   5.28  10.94   13.87        7.05
 Morningstar Large
 Value Category
 Average                5.88  5.88  15.58   3.96   8.85   11.26        5.88

PARTNERS LARGECAP
VALUE FUND II
INSTITUTIONAL
(12/29/04)              4.19  4.19    N/A    N/A    N/A    4.27        4.19
American Century Large
Cap Value Composite                 15.27   7.23    N/A
 Russell 1000 Value
 Index                  7.05  7.05  17.49   5.28  10.94    7.05        7.05
 Morningstar Large
 Value Category         5.88  5.88  15.58   3.96   8.85    5.80        5.88
 Average
                        ------------------------------------------     ------

                                              ANNUAL TOTAL RETURN
                                            (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999   1998   1997    1996
                        ------------------------------------------------------------------
PARTNERS LARGECAP        2.67  23.50
GROWTH FUND
INSTITUTIONAL
(12/30/02)
GMO Growth Composite/
//(//1//)/
 Russell 1000 Growth     6.30  29.76  -20.42  -22.42   33.16  38.71  30.49  23.12   37.19
 Index
 S&P 500 Index          10.87  28.67  -11.88   -9.11   21.04  28.58  33.36  22.96   37.58
 Morningstar Large       7.64  28.55  -23.63  -14.09   39.72  33.56  25.00  18.95   32.27
 Growth Category
 Average

PARTNERS LARGECAP        9.25  24.01  -27.76  -14.32
GROWTH FUND I
INSTITUTIONAL
(12/06/00)
T. Rowe Price
Institutional Large
Cap Growth Strategy
Composite/
(//2//)//(//3//)/
 Russell 1000 Growth     6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71  30.49   23.12
 Index
 Morningstar Large       7.64  28.55  -27.73  -23.63  -14.09  39.72  33.58  25.00   18.95
 Growth Category
 Average

PARTNERS LARGECAP        9.31  26.08  -25.95  -17.88
GROWTH FUND II
INSTITUTIONAL
(12/06/00)
American Century Large
Cap Growth Equity
Composite
 Russell 1000 Growth     6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71  30.49   23.12
 Index
 Morningstar Large       7.64  28.55  -27.73  -23.63  -14.09  39.72  33.58  25.00   18.95
 Growth Category
 Average

PARTNERS LARGECAP       13.32  27.48  -13.58    5.53
VALUE FUND
INSTITUTIONAL
(12/06/00)
 Russell 1000 Value     16.49  30.03  -15.52   -5.59    7.02   7.35  15.63  35.18   21.64
 Index
 Morningstar Large      12.91  28.40  -18.92   -5.37    5.47   6.63  13.10  27.01   20.79
 Value Category
 Average

PARTNERS LARGECAP
VALUE FUND I
INSTITUTIONAL
(06/01/04)
UBS U.S. Large Cap
Value Equity Composite
 Russell 1000 Value     16.49  30.03  -15.52   -5.59    7.02   7.35  15.63  35.18   21.64
 Index
 Morningstar Large      12.91  28.40  -18.92   -5.37    5.47   6.63  13.10  27.01   20.79
 Value Category
 Average

PARTNERS LARGECAP
VALUE FUND II
INSTITUTIONAL
(12/29/04)
American Century Large
Cap Value Composite
 Russell 1000 Value     16.49  30.03  -15.52   -5.59    7.02   7.35  15.63  35.18   21.64
 Index
 Morningstar Large      12.91  28.40  -18.92   -5.37    5.47   6.63  13.10  27.01   20.79
 Value Category
 Average                ------------------------------------------------------------------

/ //(//1//) / GMO began sub-advising the Fund on 03/09/04
///(//2//) // /T. Rowe Price began sub-advising the Fund on 08/24/2004.
///(//3//) //
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.





Principal Investors Fund                                              229
www.principal.com

PERFORMANCE RESULTS - MODERATE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2005)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2005
                        --------------------------------------------     -------
PARTNERS MIDCAP VALUE
FUND INSTITUTIONAL
(12/06/00)              10.86  10.86  22.70  10.33    N/A   11.55        10.86
Neuberger Berman
MidCap Value Composite                              13.43
 Russell Midcap Value
 Index                  12.65  12.65  24.38  12.21  13.65   12.21        12.65
 Morningstar Mid-Cap
 Value Category
 Average                 8.41   8.41  20.46   9.36  11.39   10.05         8.41

PARTNERS MIDCAP VALUE
FUND I INSTITUTIONAL
(12/29/03)              12.50  12.50    N/A    N/A    N/A   18.80        12.50
Goldman Sachs Mid Cap
Value Composite                       22.07  14.27  14.91
 Russell Midcap Value
 Index                  12.65  12.65  24.38  12.21  13.65   18.05        12.65
 Morningstar Mid-Cap
 Value Category          8.41   8.41  20.46   9.36  11.39   13.32         8.41
 Average
                        --------------------------------------------     -------

                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2004   2003    2002   2001   2000   1999   1998  1997    1996
                        ---------------------------------------------------------------
PARTNERS MIDCAP VALUE   22.56  35.96   -9.91  -1.78
FUND INSTITUTIONAL
(12/06/00)
Neuberger Berman
MidCap Value Composite
 Russell Midcap Value   23.71  38.06   -9.65   2.34  19.18  -0.11  5.09  34.37   20.26
 Index
 Morningstar Mid-Cap    17.90  34.38  -12.91   6.40  16.82   7.78  3.92  26.04   20.50
 Value Category
 Average

PARTNERS MIDCAP VALUE   25.69
FUND I INSTITUTIONAL
(12/29/03)
Goldman Sachs Mid Cap
Value Composite
 Russell Midcap Value   23.71  38.06   -9.65   2.34  19.18  -0.11  5.09  34.37   20.26
 Index
 Morningstar Mid-Cap    17.90  34.38  -12.91   6.40  16.82   7.78  3.92  26.04   20.50
 Value Category
 Average                ---------------------------------------------------------------






230                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                                                     (THROUGH DECEMBER 31, 2005)

                                                                                                                        LIFE OF
                                                                       YTD       1 YR      3 YR      5 YR     10 YR       FUND
                                                                     --------------------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                             9.31      9.31     19.49       N/A       N/A      10.02
Principal Global Investors Mid Cap Blend Composite                                                   8.65     11.60
 Russell Midcap Index                                                 12.65     12.65     23.79      8.45     12.49       9.82
 Morningstar Mid-Cap Blend Category Average                            9.21      9.21     20.10      8.14     11.74       8.94

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                           13.37     13.37     18.46       N/A       N/A      -3.22
Columbus Circle Investors Mid Capitalization Composite/ (//1//)/      13.30     13.30     21.66      3.02     13.70
 Russell Midcap Growth Index                                          12.10     12.10     22.70      1.38      9.27       4.29
 Morningstar Mid-Cap Growth Category Average                           9.70      9.70     19.13      0.01      8.48       2.71

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)                    12.22     12.22     20.78       N/A       N/A       9.43
 S&P MidCap 400 Index                                                 12.55     12.55     21.13      8.59     14.35       9.74
 Morningstar Mid-Cap Blend Category Average                            9.21      9.21     20.10      8.14     11.74       8.94

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                  12.11     12.11     23.22       N/A       N/A       2.39
Turner Midcap Growth Composite                                                                      -1.18       N/A
 Russell Midcap Growth Index                                          12.10     12.10     22.70      1.38      9.27       4.29
 Morningstar Mid-Cap Growth Category Average                           9.70      9.70     19.13      0.01      8.48       2.71

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)                13.61     13.61       N/A       N/A       N/A      12.82
Mellon Mid Cap Growth Composite                                                           21.60      2.04       N/A
 Russell Midcap Growth Index                                          12.10     12.10     22.70      1.38      9.27      13.78
 Morningstar Mid-Cap Growth Category Average                           9.70      9.70     19.13      0.01      8.48       1.49

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)               14.64     14.64       N/A       N/A       N/A      14.44
Fidelity Mid Cap Growth Composite                                     13.56     13.56     22.89       N/A       N/A
 Russell Midcap Growth Index                                          12.10     12.10     22.70      1.38      9.27      12.10
 Morningstar Mid-Cap Growth Category Average                           9.70      9.70     19.13      0.01      8.48       9.72

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)                  3.81      3.81     22.45       N/A       N/A      22.46
Mellon SmallCap Blend Composite                                                                     11.85       N/A
 S&P SmallCap 600 Index                                                7.67      7.67     22.37     10.76     12.15      22.38
 Morningstar Small Blend Category Average                              6.62      6.62     21.72      9.89     11.15      21.82

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)               5.56      5.56     21.25     -1.81       N/A      -1.01
Alliance Capital Small Cap Growth Composite /(//2//)/                                     22.16      2.38     10.66
 Russell 2000 Growth Index                                             4.15      4.15     20.93      2.28      4.69       2.28
 Morningstar Small Growth Category Average                             5.74      5.74     19.76      2.17      8.16       2.39
                                                                     --------------------------------------------------------------

///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//)// // /Alliance began sub-advising the Fund on 03/31/03
                                                                                                    ANNUAL TOTAL RETURN
                                                                                                 (YEAR ENDED DECEMBER 31)


                                                                               2005      2004      2003      2002       2001
                                                                             ----------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                                     9.31     17.65     32.67      -8.47
Principal Global Investors Mid Cap Blend Composite                     -
 Russell Midcap Index                                                         12.65     20.22     40.08     -16.19      -5.63
 Morningstar Mid-Cap Blend Category Average                                    9.21     16.00     36.42     -17.08      -4.96

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                                   13.37     10.47     32.75     -40.47
Columbus Circle Investors Mid Capitalization Composite/ (//1//)/
 Russell Midcap Growth Index                                                  12.10     15.48     42.72     -27.40     -20.16
 Morningstar Mid-Cap Growth Category Average                                   9.70     12.93     36.09     -27.53     -21.28

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)                            12.22     16.18     35.15     -15.26
 S&P MidCap 400 Index                                                         12.55     16.47     35.59     -14.53      -0.60
 Morningstar Mid-Cap Blend Category Average                                    9.21     16.00     36.42     -17.08      -4.96

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                          12.11     12.30     48.59     -31.87
Turner Midcap Growth Composite
 Russell Midcap Growth Index                                                  12.10     15.48     42.72     -27.40     -20.16
 Morningstar Mid-Cap Growth Category Average                                   9.70     12.93     36.09     -27.53     -21.28

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)                        13.61     11.99
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                                  12.10     15.48     42.72     -27.40     -20.16
 Morningstar Mid-Cap Growth Category Average                                   9.70     12.93     36.09     -27.53     -21.28

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)                       14.64
Fidelity Mid Cap Growth Composite
 Russell Midcap Growth Index                                                  12.10     15.48     42.72     -27.40     -20.16
 Morningstar Mid-Cap Growth Category Average                                   9.70     12.93     36.09     -27.53     -21.28

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)                          3.81     22.46     44.41
Mellon SmallCap Blend Composite                                        -
 S&P SmallCap 600 Index                                                        7.67     22.64     38.77     -14.63       6.54
 Morningstar Small Blend Category Average                                      6.62     18.86     42.77     -16.17       8.41

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)                       5.56     14.61     47.36     -40.51     -13.93
Alliance Capital Small Cap Growth Composite /(//2//)/
 Russell 2000 Growth Index                                                     4.15     14.31     48.53     -30.25      -9.23
 Morningstar Small Growth Category Average                                     5.74     12.09     45.00     -28.42      -9.02
                                                                             ----------------------------------------------------

///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//)// // /Alliance began sub-advising the Fund on 03/31/03




                                                                       2000       1999      1998      1997       1996
                                                                     ---------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                   8.25     18.23     10.09     29.01      19.00
 Morningstar Mid-Cap Blend Category Average                             3.37     18.70      6.77     26.45      20.44

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)
Columbus Circle Investors Mid Capitalization Composite/ (//1//)/
 Russell Midcap Growth Index                                          -11.74     51.29     17.86     22.54      17.48
 Morningstar Mid-Cap Growth Category Average                           -6.90     63.90     17.51     17.05      16.99

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)
 S&P MidCap 400 Index                                                  17.51     14.72     19.11     32.25      19.20
 Morningstar Mid-Cap Blend Category Average                             3.37     18.70      6.77     26.45      20.44

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)
Turner Midcap Growth Composite
 Russell Midcap Growth Index                                          -11.74     51.29     17.86     22.54      17.48
 Morningstar Mid-Cap Growth Category Average                           -6.90     63.90     17.51     17.05      16.99

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                          -11.74     51.29     17.86     22.54      17.48
 Morningstar Mid-Cap Growth Category Average                           -6.90     63.90     17.51     17.05      16.99

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)
Fidelity Mid Cap Growth Composite
 Russell Midcap Growth Index                                          -11.74     51.29     17.86     22.54      17.48
 Morningstar Mid-Cap Growth Category Average                           -6.90     63.90     17.51     17.05      16.99

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)
Mellon SmallCap Blend Composite
 S&P SmallCap 600 Index                                                11.80     12.40     -1.31     25.58      21.32
 Morningstar Small Blend Category Average                              12.84     18.18     -3.64     26.12      19.66

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)
Alliance Capital Small Cap Growth Composite /(//2//)/
 Russell 2000 Growth Index                                            -22.43     43.09      1.23     12.95      11.26
 Morningstar Small Growth Category Average                             -5.71     61.45      4.49     18.19      19.99
                                                                     ---------------------------------------------------

///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//)// // /Alliance began sub-advising the Fund on 03/31/03





Principal Investors Fund                                              231
www.principal.com

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                               AVERAGE ANNUAL TOTAL RETURN
                               (THROUGH DECEMBER 31, 2005)

                                                          LIFE OF
                         YTD   1 YR   3 YR   5 YR  10 YR   FUND         2005
                        -------------------------------------------     -------
PARTNERS SMALLCAP
GROWTH FUND II
INSTITUTIONAL
(12/06/00)               7.11   7.11  19.96  0.69    N/A   -1.86         7.11
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//1//)/                                    4.74  11.46
Emerald Diversified
Small Cap Growth
Composite /(//2//)/                          2.30   8.61
 Russell 2000 Growth
 Index                   4.15   4.15  20.93  2.28   4.69    2.28         4.15
 Morningstar Small
 Growth Category
 Average                 5.74   5.74  19.76  2.17   8.16    2.39         5.74

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL
(06/01/04)              12.68  12.68    N/A   N/A    N/A   13.33        12.68
Mazama Small-Mid Cap
Growth Composite                      29.24  7.12    N/A
 Russell 2500 Growth
 Index                   8.17   8.17  21.95  2.78   7.37   12.32         8.17
 Morningstar Small
 Growth Category         5.74   5.74  19.76  2.17   8.16   10.67         5.74
 Average
                        -------------------------------------------     -------

 /(//1//) /UBS began
 sub-advising the Fund
 on 04/22/02
 /(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
                                              ANNUAL TOTAL RETURN
                                           (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999   1998  1997    1996
                        -----------------------------------------------------------------
PARTNERS SMALLCAP       11.08  45.09  -24.63  -20.45
GROWTH FUND II
INSTITUTIONAL
(12/06/00)
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//1//)/
Emerald Diversified
Small Cap Growth
Composite /(//2//)/
 Russell 2000 Growth    14.31  48.53  -30.25   -9.23  -22.43  43.09  1.23  12.95   11.26
 Index
 Morningstar Small      12.09  45.00  -28.42   -9.02   -5.71  61.45  4.49  18.19   19.99
 Growth Category
 Average

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL
(06/01/04)
Mazama Small-Mid Cap
Growth Composite
 Russell 2500 Growth    14.59  46.32  -29.09  -10.83  -16.09  55.48  3.10  14.76   15.07
 Index
 Morningstar Small      12.09  45.00  -28.42   -9.02   -5.71  61.45  4.49  18.19   19.99
 Growth Category
 Average                -----------------------------------------------------------------

 /(//1//) /UBS began
 sub-advising the Fund
 on 04/22/02
 /(//2//)/ Emerald Advis     nc     an
 co-sub-advisor of the Fund on 09/01/04





232                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                               AVERAGE ANNUAL TOTAL RETURN
                               (THROUGH DECEMBER 31, 2005)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2005
                        --------------------------------------------     -------
PARTNERS SMALLCAP
VALUE INSTITUTIONAL
(03/01/01)               7.69   7.69  20.53    N/A    N/A   13.13         7.69
Ark Asset Small Cap                                                  -
Value Composite                              14.46  16.17
 Russell 2000 Value
 Index                   4.71   4.71  23.18  13.55  13.08   13.44         4.71
 Morningstar Small
 Value Category
 Average                 6.13   6.13  22.30  13.50  12.79   13.40         6.13

PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL
(12/30/02)               6.49   6.49  25.38    N/A    N/A   25.65         6.49
JPMorgan Program US
Structured Small Cap
Value Equity Composite                       14.74    N/A
Mellon Equity SmallCap
Value Composite/(1)/                         15.58    N/A
 Russell 2000 Value
 Index                   4.71   4.71  23.18  13.55  13.08   23.18         4.71
 Morningstar Small
 Value Category
 Average                 6.13   6.13  22.30  13.50  12.79   22.26         6.13

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL
(06/01/04)               7.70   7.70    N/A    N/A    N/A   15.99         7.70
Dimensional US Small
Cap Value Composite                   29.15  19.11  15.92
 Russell 2000 Value
 Index                   4.71   4.71  23.18  13.55  13.08   14.98         4.71
 Morningstar Small
 Value Category
 Average                 6.13   6.13  22.30  13.50  12.79   14.74         6.13

REAL ESTATE SECURITIES
FUND INSTITUTIONAL
(03/01/01)              15.60  15.60  28.97    N/A    N/A   21.81        15.60
Principal Capital -
REI Real Estate
Composite                                    20.64    N/A
 MSCI US REIT Index     12.52  12.52  26.48  18.80  14.39   19.82        12.52
 Morningstar Specialty
 - Real Estate
 Category Average       11.59  11.59  36.47  18.58  14.95   19.39        11.59

SMALLCAP BLEND FUND
INSTITUTIONAL
(03/01/01)               9.76   9.76  22.24    N/A    N/A   11.64         9.76
Principal Global
Investors Small                                                      -
Company Blend
Composite                                    10.07    N/A
 Russell 2000 Index      4.55   4.55  22.13   8.22   9.26    8.90         4.55
 Morningstar Small
 Blend Category
 Average                 6.62   6.62  21.72   9.89  11.15   10.76         6.62

SMALLCAP GROWTH FUND
INSTITUTIONAL
(03/01/01)               4.44   4.44  21.15    N/A    N/A    1.21         4.44
Principal Global
Investors Small
Company Growth
Composite                                     1.57   5.97
 Russell 2000 Growth
 Index                   4.15   4.15  20.93   2.28   4.69    3.85         4.15
 Morningstar Small
 Growth Category
 Average                 5.74   5.74  19.76   2.17   8.16    4.60         5.74

SMALLCAP S&P 600 INDEX
FUND INSTITUTIONAL
(03/01/01)               7.37   7.37  22.00    N/A    N/A   11.29         7.37
 S&P SmallCap 600
 Index                   7.67   7.67  22.37  10.76  12.15   11.64         7.67
 Morningstar Small
 Blend Category
 Average                 6.62   6.62  21.72   9.89  11.15   10.76         6.62

SMALLCAP VALUE FUND
INSTITUTIONAL
(03/01/01)               9.20   9.20  23.46    N/A    N/A   15.80         9.20
Principal Global
Investors Small Cap
Value Composite                              15.36  12.71
 Russell 2000 Value
 Index                   4.71   4.71  23.18  13.55  13.08   13.44         4.71
 Morningstar Small
 Value Category          6.13   6.13  22.30  13.50  12.79   13.40         6.13
 Average
                        --------------------------------------------     -------

//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05
                                              ANNUAL TOTAL RETURN
                                            (YEAR ENDED DECEMBER 31)


                        2004   2003    2002   2001    2000   1999    1998   1997    1996
                        ------------------------------------------------------------------
PARTNERS SMALLCAP       17.92  37.88  -10.16
VALUE INSTITUTIONAL
(03/01/01)
Ark Asset Small Cap
Value Composite
 Russell 2000 Value     22.25  46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78   21.37
 Index
 Morningstar Small      20.58  42.71  -10.25  17.31   16.98   4.49   -6.99  30.04   25.53
 Value Category
 Average

PARTNERS SMALLCAP       23.18  50.27
VALUE FUND I
INSTITUTIONAL
(12/30/02)
JPMorgan Program US
Structured Small Cap
Value Equity Composite
Mellon Equity SmallCap
Value Composite/(1)/
 Russell 2000 Value     22.25  46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78   21.37
 Index
 Morningstar Small      20.58  42.71  -10.25  17.31   16.98   4.49   -6.99  30.04   25.53
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL
(06/01/04)
Dimensional US Small
Cap Value Composite
 Russell 2000 Value     22.25  46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78   21.37
 Index
 Morningstar Small      20.58  42.71  -10.25  17.31   16.98   4.49   -6.99  30.04   25.53
 Value Category
 Average

REAL ESTATE SECURITIES  34.11  38.38    7.86
FUND INSTITUTIONAL
(03/01/01)
Principal Capital -
REI Real Estate
Composite
 MSCI US REIT Index     31.49  36.74    3.64  12.83   26.81  -4.55  -16.90  18.58   35.89
 Morningstar Specialty  31.88  36.89    4.10   8.93   25.83  -3.35  -15.79  23.05   31.68
 - Real Estate
 Category Average

SMALLCAP BLEND FUND     16.46  42.91  -17.07
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Small
Company Blend
Composite
 Russell 2000 Index     18.33  47.25  -20.48   2.49   -3.02  21.26   -2.55  22.36   16.50
 Morningstar Small      18.86  42.77  -16.17   8.41   12.84  18.18   -3.64  26.12   19.66
 Blend Category
 Average

SMALLCAP GROWTH FUND    14.70  48.44  -39.19
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Small
Company Growth
Composite
 Russell 2000 Growth    14.31  48.53  -30.25  -9.23  -22.43  43.09    1.23  12.95   11.26
 Index
 Morningstar Small      12.09  45.00  -28.42  -9.02   -5.71  61.45    4.49  18.19   19.99
 Growth Category
 Average

SMALLCAP S&P 600 INDEX  22.34  38.24  -14.90
FUND INSTITUTIONAL
(03/01/01)
 S&P SmallCap 600       22.64  38.77  -14.63   6.54   11.80  12.40   -1.31  25.58   21.32
 Index
 Morningstar Small      18.86  42.77  -16.17   8.41   12.84  18.18   -3.64  26.12   19.66
 Blend Category
 Average

SMALLCAP VALUE FUND     19.96  43.64   -2.63
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Small Cap
Value Composite
 Russell 2000 Value     22.25  46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78   21.37
 Index
 Morningstar Small      20.58  42.71  -10.25  17.31   16.98   4.49   -6.99  30.04   25.53
 Value Category
 Average                ------------------------------------------------------------------

//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05





Principal Investors Fund                                              233
www.principal.com

PERFORMANCE RESULTS - DYNAMIC FUNDS


                               AVERAGE ANNUAL TOTAL RETURN
                               (THROUGH DECEMBER 31, 2005)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2005
                        --------------------------------------------     -------
DIVERSIFIED
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)              23.73  23.73  25.85    N/A    N/A    7.10        23.73
Principal Global
Investors
International Large
Cap Composite                                 5.37   9.00
 Citigroup BMI Global
 ex-US Index            19.59  19.59  28.09   8.09   7.79    9.85        19.59
 Morningstar Foreign
 Large Blend Category
 Average                14.55  14.55  21.30   2.93   6.47    4.82        14.55

INTERNATIONAL EMERGING
MKTS. FUND
INSTITUTIONAL
(03/01/01)              35.87  35.87  38.99    N/A    N/A   19.72        35.87
Principal Global
Investors
International Emerging
Markets Equity
Composite                                    19.58  12.61
 MSCI Emerging Markets
 Free Index - NDTR      34.00  34.00  37.84  19.08    N/A   18.64        34.00
 Morningstar
 Diversified Emerging
 Markets Category
 Average                31.64  31.64  36.05  18.59   7.88   18.17        31.64

INTERNATIONAL GROWTH
FUND INSTITUTIONAL
(12/06/00)              22.33  22.33  27.80   6.67    N/A    6.50        22.33
 CITI World Ex-US BMI
 Growth Index           17.18  17.18  24.60   4.04   6.29    6.57        17.18
 Morningstar Foreign
 Large Growth Category
 Average                15.27  15.27  21.66   2.15   5.69   18.17        15.27

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)                N/A    N/A    N/A    N/A    N/A    9.89
JP Morgan Global
Equity (Segment)
Composite               10.56  10.56  18.02   3.38   7.30
 MSCI World Index - ND   9.49   9.49  18.69   2.19   7.04    8.57         9.49
 Morningstar World
 Stock Category
 Average                11.74  11.74  20.39   2.96   8.25   10.50        11.74

PARTNERS INTERNATIONAL
FUND INSTITUTIONAL
(12/29/03)              13.58  13.58    N/A    N/A    N/A   17.16        13.58
Fidelity International
Composite                             24.15   5.62   7.62
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND             13.54  13.54  23.68   4.56   5.84   16.84        13.54
 Morningstar Foreign
 Large Blend Category   14.55  14.55  21.30   2.93   6.47   15.89        14.55
 Average
                        --------------------------------------------     -------

                                               ANNUAL TOTAL RETURN
                                            (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999    1998   1997    1996
                        -------------------------------------------------------------------
DIVERSIFIED             20.23  33.98  -16.38
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)
Principal Global
Investors
International Large
Cap Composite
 Citigroup BMI Global   22.23  42.15  -13.81  -20.08  -12.04  28.75   17.27   2.62    8.70
 ex-US Index
 Morningstar Foreign    17.59  33.32  -16.91  -21.83  -16.02  40.08   13.55   5.99   12.31
 Large Blend Category
 Average

INTERNATIONAL EMERGING  25.91  56.95   -6.82
MKTS. FUND
INSTITUTIONAL
(03/01/01)
Principal Global
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets  25.56  55.82   -6.18   -2.61
 Free Index - NDTR
 Morningstar            23.75  55.30   -5.90   -3.73  -31.11  71.86  -27.03  -3.68   13.35
 Diversified Emerging
 Markets Category
 Average

INTERNATIONAL GROWTH    22.78  38.97  -16.18  -21.06
FUND INSTITUTIONAL
(12/06/00)
 CITI World Ex-US BMI   19.34  38.42  -16.97  -24.13  -17.97  36.58   19.63   3.91    8.41
 Growth Index
 Morningstar Foreign    15.58  33.15  -19.15  -24.36  -20.88  52.48   14.80   6.99   13.88
 Large Growth Category
 Average

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)
JP Morgan Global
Equity (Segment)
Composite
 MSCI World Index - ND  14.72  33.11  -19.89  -16.89  -13.18  24.93   24.34  15.76   13.48
 Morningstar World      15.06  34.82  -18.57  -15.95   -8.24  40.38   13.56  13.91   16.53
 Stock Category
 Average

PARTNERS INTERNATIONAL  20.49
FUND INSTITUTIONAL
(12/29/03)
Fidelity International
Composite
 MSCI EAFE (Europe,     20.25  38.59  -15.94  -21.44  -14.17  26.96   20.00   1.78    6.05
 Australia, Far East)
 Index - ND
 Morningstar Foreign    17.59  33.32  -19.15  -24.36  -20.88  52.48   14.80   6.99   13.88
 Large Blend Category
 Average                -------------------------------------------------------------------






234                                              Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - LIFETIME FUNDS




                              AVERAGE ANNUAL TOTAL RETURN
                              (THROUGH DECEMBER 31, 2005)

                                                         LIFE
                        YTD   1 YR  3 YR   5 YR  10 YR  OF FUND       2005
                        -----------------------------------------     ------
PRINCIPAL LIFETIME
2010 FUND
INSTITUTIONAL
(03/01/01)              5.57  5.57  11.91   N/A   N/A    6.44         5.57
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    1.84         4.91
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar
 Conservative
 Allocation Category
 Average                3.05  3.05   6.90  3.65  6.26    3.48         3.05

PRINCIPAL LIFETIME
2020 FUND
INSTITUTIONAL
(03/01/01)              7.66  7.66  13.71   N/A   N/A    6.83         7.66
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    1.84         4.91
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar Moderate
 Allocation Category
 Average                5.29  5.29  11.20  2.93  7.35    3.70         5.29

PRINCIPAL LIFETIME
2030 FUND
INSTITUTIONAL
(03/01/01)              8.37  8.37  14.67   N/A   N/A    6.45         8.37
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    1.84         4.91
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar Moderate
 Allocation Category
 Average                5.29  5.29  11.20  2.93  7.35    3.70         5.29

PRINCIPAL LIFETIME
2040 FUND
INSTITUTIONAL
(03/01/01)              8.82  8.82  15.25   N/A   N/A    6.56         8.82
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    1.84         4.91
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar Moderate
 Allocation Category
 Average                5.29  5.29  11.20  2.93  7.35    3.70         5.29

PRINCIPAL LIFETIME
2050 FUND
INSTITUTIONAL
(03/01/01)              9.34  9.34  16.13   N/A   N/A    5.64         9.34
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    1.84         4.91
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar Large
 Blend Category
 Average                5.77  5.77  14.00  0.50  8.12    1.82         5.77

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)              4.12  4.12  10.06   N/A   N/A    6.14         4.12
 S&P 500 Index          4.91  4.91  14.38  0.54  9.07    1.84         4.91
 Lehman Brothers
 Aggregate Bond Index   2.43  2.43   3.62  5.87  6.17    5.54         2.43
 Morningstar
 Conservative
 Allocation Category    3.05  3.05   6.90  3.65  6.26    3.48         3.05
 Average
                        -----------------------------------------     ------
                                              ANNUAL TOTAL RETURN
                                           (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001   2000   1999   1998   1997    1996
                        -----------------------------------------------------------------
PRINCIPAL LIFETIME      11.76  18.79   -4.45
2010 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar             5.71  12.79   -3.15   -0.81   4.40   7.15  11.63  14.86   10.65
 Conservative
 Allocation Category
 Average

PRINCIPAL LIFETIME      12.32  21.58   -7.00
2020 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar Moderate    8.62  20.06  -11.48   -4.63   1.66  10.34   13.2  19.35   14.15
 Allocation Category
 Average

PRINCIPAL LIFETIME      12.83  23.31  -10.05
2030 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar Moderate    8.62  20.06  -11.48   -4.63   1.66  10.34   13.2  19.35   14.15
 Allocation Category
 Average

PRINCIPAL LIFETIME      13.00  24.48  -12.61
2040 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar Moderate    8.62  20.06  -11.48   -4.63   1.66  10.34   13.2  19.35   14.15
 Allocation Category
 Average

PRINCIPAL LIFETIME      13.29  26.44  -15.72
2050 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar Large       9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43   20.37
 Blend Category
 Average

PRINCIPAL LIFETIME      11.06  15.29   -1.69
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36   22.96
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65    3.63
 Aggregate Bond Index
 Morningstar             5.71  12.79   -3.15   -0.81   4.40   7.15  11.63  14.86   10.65
 Conservative
 Allocation Category
 Average                -----------------------------------------------------------------





Principal Investors Fund                                              235
www.principal.com

IMPORTANT NOTES TO THE APPENDIX


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS HIGH YIELD COMPOSITE BOND INDEX is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MERRILL LYNCH PREFERRED HYBRID INDEX an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


236                                              Principal Investors Fund
                                                          1-800-547-7754

MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR HIGH YIELD BOND CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer high yields than other types of funds - but they are also more vulnerable to economic and credit risk.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


Principal Investors Fund                                              237
www.principal.com

MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


MORNINGSTAR WORLD STOCK CATEGORY AVERAGE invest the majority of their assets in the U.S., Europe, and Japan, with the remainder divided among the globe's smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


238                                              Principal Investors Fund
                                                          1-800-547-7754

S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


Principal Investors Fund                                              239
www.principal.com

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2006 which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http:// www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


240                                              Principal Investors Fund
                                                          1-800-547-7754

                         PRINCIPAL INVESTORS FUND, INC.


                      STATEMENT OF ADDITIONAL INFORMATION







                              dated March 1, 2006


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated March 1, 2006, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders, for the fiscal year ended October 31, 2005 are hereby incorporated by reference into and are legally a part of this SAI.


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   Principal Investors Fund, Inc.
   Principal Financial Group
   Des Moines IA 50392-2080

The prospectuses for Classes A & B shares, Class J shares, Select, Preferred, Advisors Signature, Advisors Select and Advisors Preferred share classes may be viewed at www.principal.com.

                               TABLE OF CONTENTS

Fund History............................................................

Description of the Fund's Investments and Risks.........................

Management..............................................................

Control Persons and Principal Holders of Securities.....................

Investment Advisory and Other Services..................................

Multiple Class Structure................................................

Brokerage Allocation and Other Practices................................

Purchase and Redemption of Shares.......................................

Pricing of Shares .......................................................

Taxation of the Funds...................................................

Calculation of Performance Data.........................................

Portfolio Holdings Disclosure...........................................

General Information.....................................................

Financial Statements....................................................

Disclosure Regarding Portfolio Managers.................................

Appendix A - Description of Bond Ratings ................................

Appendix B - Proxy Voting Policies ......................................

Appendix C - Portfolio Manager Information ..............................

FUND HISTORY


The Principal Investors Fund ("the Registrant") is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds". Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy and management team. Each of the Funds is diversified except Preferred Securities Fund which is non-diversified.


The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000.


The Articles of Incorporation have been amended from time to time. Some amendments added or changed the names of Funds or added classes of shares. Those amendments are as follows:
.. September 14, 2000 to add the Bond & Mortgage Securities, Government
  Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;

.. December 13, 2000 to add the LifeTime 2010, LifeTime 2020, LifeTime 2030,
  LifeTime 2040, LifeTime 2050, LifeTime Strategic Income Funds (referred to herein as the "Principal LifeTime" Funds) and Partners SmallCap Value Fund;

.. March 14, 2001 to add the Capital Preservation Fund;
.. April 17, 2002 to add the Preferred Securities Fund;
.. September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth,
  Partners SmallCap Blend and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
.. September 18, 2003 to add the Partners International, Partners MidCap Growth I
  and Partners MidCap Value I Funds;
.. February 3, 2004 to change the name of the Real Estate Fund to Real Estate
  Securities Fund;
.. March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap
  Growth Fund III and Partners SmallCap Value Fund II;
.. June 21, 2004 to add the Advisors Signature Class and the High Yield Fund and
  the Partners LargeCap Value Fund II;
.. September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth
  Fund II;
.. December 16, 2004 to add Class A and Class B shares, add the Equity Income,
  Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth and change the name of LargeCap Blend I to Disciplined LargeCap Blend;
.. February 4, 2005 to add Class A and Class B shares to the Disciplined LargeCap
  Blend; and
.. May 23, 2005 to change the name of the Capital Preservation Fund to Ultra
  Short Bond Fund.
.. September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund.
.. September 30, 2005 to change the name of the Government Securities Fund to Government & High Quality Bond Fund; and

.. December 21, 2005 to add Class B shares to the Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund and to add Class A shares to the Ultra Short Bond Fund."

Classes offered by each Fund are shown in the table below.

                                             CLASS  CLASS  CLASS  ADVISORS   ADVISORS  ADVISORS
                 FUND NAME                     A      B      J    PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT
                 ---------                   -----  -----  -----  ---------  --------  ---------  ---------  ------
 Bond & Mortgage Securities Fund               X      X      X        X         X          X          X        X
 Disciplined LargeCap Blend
 f/k/a LargeCap Blend Fund I                   X      X               X         X          X          X        X
 Diversified International Fund
 f/k/a International Fund I                    X      X      X        X         X          X          X        X
 Equity Income Fund                            X      X
 Government & High Quality Bond Fund f/k/a
 Government Securities Fund                    X      X      X        X         X          X          X        X
 High Quality Intermediate-Term Bond Fund                    X        X         X          X          X        X
 High Yield Fund
 Inflation Protection Fund                     X             X        X         X          X          X        X
 International Emerging Markets Fund           X      X      X        X         X          X          X        X
 International Growth Fund
 f/k/a International Fund II                                 X        X         X          X          X        X
 LargeCap Growth Fund                          X      X      X        X         X          X          X        X
 LargeCap S&P 500 Index Fund                   X             X        X         X          X          X        X
 LargeCap Value Fund                           X      X      X        X         X          X          X        X
 MidCap Blend Fund                             X      X      X        X         X          X          X        X
 MidCap Growth Fund                                          X        X         X          X          X        X
 MidCap S&P 400 Index Fund                                   X        X         X          X          X        X
 MidCap Value Fund                                           X        X         X          X          X        X
 Money Market Fund                             X      X      X        X         X          X          X        X
 Partners Global Equity Fund                                          X         X          X          X        X
 Partners International Fund                                          X         X          X          X        X
 Partners LargeCap Blend Fund                  X      X      X        X         X          X          X        X
 Partners LargeCap Blend Fund I                X      X      X        X         X          X          X        X
 Partners LargeCap Growth Fund                               X        X         X          X          X        X
 Partners LargeCap Growth Fund I               X      X      X        X         X          X          X        X
 Partners LargeCap Growth Fund II              X             X        X         X          X          X        X
 Partners LargeCap Value Fund                  X      X      X        X         X          X          X        X
 Partners LargeCap Value Fund I                                       X         X          X          X        X
 Partners LargeCap Value Fund II                                      X         X          X          X        X
 Partners MidCap Growth Fund                   X      X      X        X         X          X          X        X
 Partners MidCap Growth Fund I                 X                      X         X          X          X        X
 Partners MidCap Growth Fund II                                       X         X          X          X        X
 Partners MidCap Value Fund                    X      X      X        X         X          X          X        X
 Partners MidCap Value Fund I                                         X         X          X          X        X
 Partners SmallCap Blend Fund                                         X         X          X          X        X
 Partners SmallCap Growth Fund I                             X        X         X          X          X        X
 Partners SmallCap Growth Fund II              X      X      X        X         X          X          X        X
 Partners SmallCap Growth Fund III                                    X         X          X          X        X
 Partners SmallCap Value Fund                                X        X         X          X          X        X
 Partners SmallCap Value Fund I                                       X         X          X          X        X
 Partners SmallCap Value Fund II                                      X         X          X          X        X
 Preferred Securities Fund                     X             X        X         X          X          X        X
 Principal LifeTime 2010 Fund                  X             X        X         X          X          X        X
 Principal LifeTime 2020 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2030 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2040 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2050 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime Strategic Income Fund      X      X      X        X         X          X          X        X
 Real Estate Securities Fund                   X      X      X        X         X          X          X        X
 Short-Term Bond Fund
 f/k/a High Quality Short-Term Bond Fund       X             X        X         X          X          X        X
 SmallCap Blend Fund                           X      X      X        X         X          X          X        X
 SmallCap Growth Fund                                        X        X         X          X          X        X
 SmallCap S&P 600 Index Fund                                 X        X         X          X          X        X
 SmallCap Value Fund                           X      X      X        X         X          X          X        X
 Tax-Exempt Bond Fund                          X      X
 Ultra Short Bond Fund
 f/k/a Capital Preservation Fund               X             X        X         X          X          X        X

                 FUND NAME                    INSTITUTIONAL
                 ---------                    -------------
 Bond & Mortgage Securities Fund                    X
 Disciplined LargeCap Blend                         X
 f/k/a LargeCap Blend Fund I
 Diversified International Fund                     X
 f/k/a International Fund I
 Equity Income Fund
 Government & High Quality Bond Fund f/k/a          X
 Government Securities Fund
 High Quality Intermediate-Term Bond Fund           X
 High Yield Fund                                    X
 Inflation Protection Fund                          X
 International Emerging Markets Fund                X
 International Growth Fund                          X
 f/k/a International Fund II
 LargeCap Growth Fund                               X
 LargeCap S&P 500 Index Fund                        X
 LargeCap Value Fund                                X
 MidCap Blend Fund                                  X
 MidCap Growth Fund                                 X
 MidCap S&P 400 Index Fund                          X
 MidCap Value Fund                                  X
 Money Market Fund                                  X
 Partners Global Equity Fund                        X
 Partners International Fund                        X
 Partners LargeCap Blend Fund                       X
 Partners LargeCap Blend Fund I                     X
 Partners LargeCap Growth Fund                      X
 Partners LargeCap Growth Fund I                    X
 Partners LargeCap Growth Fund II                   X
 Partners LargeCap Value Fund                       X
 Partners LargeCap Value Fund I                     X
 Partners LargeCap Value Fund II                    X
 Partners MidCap Growth Fund                        X
 Partners MidCap Growth Fund I                      X
 Partners MidCap Growth Fund II                     X
 Partners MidCap Value Fund                         X
 Partners MidCap Value Fund I                       X
 Partners SmallCap Blend Fund                       X
 Partners SmallCap Growth Fund I                    X
 Partners SmallCap Growth Fund II                   X
 Partners SmallCap Growth Fund III                  X
 Partners SmallCap Value Fund                       X
 Partners SmallCap Value Fund I                     X
 Partners SmallCap Value Fund II                    X
 Preferred Securities Fund                          X
 Principal LifeTime 2010 Fund                       X
 Principal LifeTime 2020 Fund                       X
 Principal LifeTime 2030 Fund                       X
 Principal LifeTime 2040 Fund                       X
 Principal LifeTime 2050 Fund                       X
 Principal LifeTime Strategic Income Fund           X
 Real Estate Securities Fund                        X
 Short-Term Bond Fund                               X
 f/k/a High Quality Short-Term Bond Fund
 SmallCap Blend Fund                                X
 SmallCap Growth Fund                               X
 SmallCap S&P 600 Index Fund                        X
 SmallCap Value Fund                                X
 Tax-Exempt Bond Fund
 Ultra Short Bond Fund                              X
 f/k/a Capital Preservation Fund

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.

DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS


FUND POLICIES
The investment objectives, principal investment policies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.


Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, International Growth, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners Global Equity, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond and Ultra Short Bond Funds

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Preferred Securities or Real Estate Securities Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Except for the Money Market Fund, invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the Diversified International, International Growth, International Emerging Markets and Partners Global Equity Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and Government & High Quality Bond may not invest in foreign securities.

 5) Invest more than 5% of its total assets in real estate limited partnership interests (except Real Estate Securities Fund).

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the Diversified International, Equity Income, International Growth and International Emerging Markets Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.


Partners MidCap Growth Fund II

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;


 2) Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

 3) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

 4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

 5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

 6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

 8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

 1) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) The Fund may not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

  For purposes of the Fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.


 5) The Fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

In addition to the Fund's fundamental and non-fundamental limitations discussed above:
.. the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.
.. for purposes of normally investing at least 80% of the Fund's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400) no less frequently than once a month.

Partners International Fund


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 3) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

 5) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 6) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 7) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

 1) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

 4) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

SECURITY SELECTION
LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600  Index
------------------------------------------------------------------------
Principal Global Investors, LLC ("Principal") allocates Fund assets in approximately the same weightings as the relevant index. Principal may omit or remove any stock from the Fund if it determines that the stock is not sufficiently liquid, or if the stock is issued by an affiliated company of Principal. In addition, Principal may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

Partners LargeCap Blend and Partners LargeCap Growth I
------------------------------------------------------
T. Rowe Price Associates, Inc. ("T. Rowe Price") generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

Partners LargeCap Growth
------------------------
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. GMO then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what GMO believes to be their true fundamental value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered and the models used may change over time.
Partners LargeCap Growth II
---------------------------
American Century Investment Management, Inc. ("American Century") uses a bottom-up approach to select stocks to buy for the Fund. This means the managers make their investment decision based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

Partners LargeCap Value II
--------------------------
American Century's value team looks for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Partners MidCap Growth
----------------------
Turner Investment Partners, Inc. ("Turner") selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell MidCap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap Value I
-------------------------------------------------------------------------------
Mellon Equity Associates, LLP ("Mellon Equity") uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings growth momentum measures and higher expected earnings per share growth. Once such common stocks are identified, Mellon Equity constructs a portfolio that in the aggregate breakdown and risk profile resembles the Russell Midcap Growth Index (for the Partners MidCap Growth Fund
I), the S & P SmallCap 600 Index (for the Partners SmallCap Blend Fund) or Russell 2000 Value Index (for the Partners SmallCap Value Fund I), but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security.

Preferred Securities
--------------------
Spectrum Asset Management, Inc. ("Spectrum"), selects preferred securities within industries deemed to have stable or improving fundamentals. The issuers must also have stable or improving credit profiles. Individual issues are selected based on the attractiveness of their yields relative to the senior debt of the same issuer, U.S. Treasuries, and other outstanding preferreds, taking into account differences in maturity, liquidity, and subordination and call features.

Partners MidCap Value I
-----------------------
Goldman Sachs Asset Management, L.P. ("GSAM") manages the Fund by using a value-oriented approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

Partners SmallCap Value
-----------------------
Ark Asset Management Co., Inc. ("Ark Asset") selects stocks within a small capitalization universe, by combining a systematic quantitative approach with traditional fundamental analysis. The Sub-Advisor will use, among other things, proprietary computer models that incorporate data from several sources to identify those companies whose securities present what the Sub-Advisor believes to be favorable investment opportunities relative to the securities in the universe. The Sub-Advisor utilizes both a "Valuation Model" and an "Earnings Trend Model" in analyzing potential securities in which to invest. A traditional fundamental overlay is then applied and securities are selected for the portfolio that is structured around the Russell 2000 Index economic sectors to control risk.

Partners SmallCap Value II
--------------------------
Dimensional Fund Advisors Inc. ("Dimensional") believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs.

Portfolio construction: Generally, Dimensional structures the Fund by:
.. selecting a starting universe of securities (for example, all publicly traded
  U.S. common stocks).
.. creating a sub-set of companies meeting the Fund's investment guidelines.
.. excluding certain companies after analyzing various factors (for example, solvency).
.. purchasing stocks using a market capitalization weighted approach.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.


Deviation from market capitalization weighting will occur because Dimensional intends to purchase in round lots only. Furthermore, Dimensional may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.


Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, Dimensional will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from Dimensional's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.


The Fund generally purchases stocks whose market capitalizations are in the lower 10% of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies lists on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market.


Partners LargeCap Value I and Partners SmallCap Growth II
---------------------------------------------------------
UBS Global Asset Management (New York) Inc. ("UBS Global AM") seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, UBS Global AM targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

Partners LargeCap Value Fund I: In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. The Fund will generally only invest in stocks that at the time of purchase are contained in its benchmark.


Partners SmallCap Growth Fund II: In selecting securities, the Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, the Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underling asset values.


Partners SmallCap Value Fund I
------------------------------
Morgan uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include various valuation and momentum measures. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Partners SmallCap Value II
--------------------------
Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") is a bottom-up, fundamental, research oriented firm. The firm's approach takes advantage of outstanding in-depth research capabilities and a team decision-making process designed to produce long term returns. The emphasis is on fundamental research conducted by a team of research professionals. Idea generation is focused on companies with stable to increasing return on capital that meets Vaughan Nelson's stringent valuation criteria. This proprietary research is discussed and debated in research meetings and incorporated into the portfolio construction process.

Vaughan Nelson's Small Cap Value product can be described as small cap ($100mm - $2bn at time of purchase), quality, and value priced companies which they believe should generate a 15% compounded return over three to five years.
Vaughan Nelson has a very detailed process of analyzing and evaluating names.
All of their investments fit into one of three categories (listed in order of priority):
.. Companies earning a positive economic margin, with stable to improving returns .. Companies valued at a discount to their asset value
.. Companies with an attractive dividend yield and minimal basis risk

Selections of equity securities for the other Funds (except the Partners MidCap
-------------------------------------------------------------------------------
Value Fund).
------------
Such selections are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
.. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
.. Second, given some conviction as to the likely economic climate, the Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
.. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

Partners MidCap Value
---------------------
Neuberger Berman Management Inc. ("Neuberger Berman") selects equity securities using the three basic steps described in the previous section, but may utilize these same steps in reverse order.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.


Foreign Securities
------------------
Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and are earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
------------------
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
------------------------------------------------------------------------------
Contracts and Options on Futures Contracts
------------------------------------------
The Funds (except the Principal LifeTime Funds) may each engage in the practices described under this heading.

.. Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.


.. Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

  . Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.


    The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


    The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash or other liquid assets with a value at least equal to the exercise price of the option.


    Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

  . Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.


    When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

  . Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.


.. Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

  . Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.


    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or other liquid assets (generally about 5% of the contract amount) is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract if all the Fund's contractual obligations have been satisfied.


    Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.


    In using futures contracts, the Fund may seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

  . Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.


    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.


    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations.

    Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.


    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.


High-Yield/High-Risk Bonds
--------------------------
The Bond & Mortgage Securities, High Yield, Inflation Protection, Partners International, Partners MidCap Growth Fund II, Short-Term Bond, Tax-Exempt Bond and Ultra Short Bond Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond and Short-Term Bond Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
-------------------------------------
The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, Partners International, Preferred Securities, Short-Term Bond and Ultra Short Bond Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity).

As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Real Estate Investment Trusts
-----------------------------
Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Zero-coupon securities
----------------------

The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
------------------
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
-----------
Each Fund may engage in "short sales against the box." This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and
-----------------------------------------------------------------------
Sale-Buybacks
-------------
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.1% of the initial amount delivered.


A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.


A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.


Swap Agreements and Options on Swap Agreements
----------------------------------------------
Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.


Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.


A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.



A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.


Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.


Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
  . the frequency of trades and quotations, . the number of dealers and prospective purchasers in the marketplace, . dealer undertakings to make a market, . the nature of the security (including any demand or tender features, and . the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in illiquid securities.


For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


When-Issued, Delayed Delivery and Forward Commitment Transactions
-----------------------------------------------------------------
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.


When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.


Money Market Instruments/Temporary Defensive Position
-----------------------------------------------------
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  government, including treasury bills, notes and bonds.

.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
  . U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks.

  . U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.


Municipal Obligations
---------------------
The Tax-Exempt Bond Fund can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.


Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.


.. Municipal Bonds. Municipal Bonds may be either "general obligation" or
  "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


.. Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include
  "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

  . Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

  . Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

  . Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

  . Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

  . Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

  . Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

  . Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.


    The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of
    a) the notice period required before the Fund is entitled to payment of the principal amount through demand, or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

  . Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

  . Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.


    Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.


Taxable Investments of the Tax-Exempt Bond Fund
-----------------------------------------------
The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies
--------------------------
Each Fund (except the Money Market Fund) reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs") and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds concentrates its investments in the mutual fund industry.

Each of the other Funds, except Preferred Securities and Real Estate Securities, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund II, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund II use the industry groups of Global Industry Classification Standard (GICS/(R)/). The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.


PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

.. Government & High Quality Bond (2005 - 542.3%; 2004 - 95.2%): The portfolio managers increased the allocation to certain fixed-income sectors, such as commercial mortgage-backed securities and asset-backed securities, for diversification purposes. The allocation to Treasury and mortgage-backed securities decreased throughout the year to enhance the portfolio's diversification. In addition, the portfolio managers purchased short duration securities, that in turn require more reinvestment as they mature, and utilized mortgage-backed forward purchases (referred to as dollar rolls), which require monthly reinvestment.
.. LargeCap Growth (2005 - 169.0%; 2004 - 59.8%): The Fund's sub-advisor was changed effective January 3, 2005. Bringing the portfolio in line with the strategy of the new portfolio manager resulted in the variation noted.
.. LargeCap S&P 500 Index Fund (2005 - 11.5%; 2004 - 67.3%): In October 2004, the
  Fund was replaced as an underlying fund within the LifeTime series by the Disciplined LargeCap Blend Fund. The variation noted is a result of this shift.
.. MidCap Blend (2005 - 133.8%; 2004 - 60.8%): Larger sales due to the asset size of the acquired fund, Principal MidCap Fund, Inc., drove the portfolio turnover higher.
.. Partners LargeCap Growth I (2005 - 66.5%; 2004 - 157.8%): The Fund's sub-advisor was changed effective August 24, 2004. Bringing the portfolio in line with the strategy of the new portfolio manager resulted in the variation noted.
.. Partners SmallCap Value II (2005 - 50.8%; 2004 - 4.8%): The rate shown for the fiscal period ended October 31, 2004 represents annualized portfolio turnover for the five-month period from June 1, 2004 (date the Fund commenced operations) through October 31, 2004. The rate for the fiscal year ended October 31, 2005 was based on a twelve-month period.
.. Principal LifeTime 2010 (2005 - 10.2%; 2004 - 34.3%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2020 (2005 - 5.5%; 2004 - 27.0%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2030 (2005 - 4.8%; 2004 - 30.7%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2040 (2005 - 7.1%; 2004 - 40.0%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2050 (2005 - 7.5; 2004 - 44.9%): In October 2004, a portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Real Estate Securities (2005 - 26.7%; 2004 - 67.9%): The Fund experienced lower turnover as market conditions warranted less need for portfolio repositioning. The management approach remains consistent and thus turnover levels may increase as conditions change going forward.
.. Ultra Short Bond (2005 - 54.9%; 2004 - 105.5%): In May 2005, the shareholders approved the conversion of the Fund from a money market fund to an ultra short fund. Bringing the Fund in line with the new strategy resulted in the variation noted.

MANAGEMENT


BOARD OF DIRECTORS
Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 86 portfolios as of June 30, 2005) sponsored by Principal Life: the Fund and the Principal Variable Contracts Fund, Inc. (collectively, the "Fund Complex").

Each officer of the Fund has the same position with the Principal Variable Contracts Fund, Inc.

 The following directors are considered to be Independent Directors.
 -------------------------------------------------------------------

                                                                                                       NUMBER
                                                                                                         OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND          OTHER
                                                                                                      COMPLEX      DIRECTORSHIPS
                                                                                                      OVERSEEN          HELD
NAME, ADDRESS AND       POSITION(S) HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)              BY              BY
YEAR OF BIRTH           FUND                    TIME SERVED           DURING PAST 5 YEARS             DIRECTOR        DIRECTOR
-----------------       ---------------------   -----------         -----------------------          ----------    -------------
Elizabeth Ballantine    Director                Since 2004   Principal, EBA Associates                   86        The McClatchy
1113 Basil Road         Member Audit and                     (consulting and investments)                             Company
McLean, Virginia        Nominating Committee
1948

James D. Davis          Director                Since 1993   Retired. Formerly, Vice President,          86             None
4940 Center Court       Member Audit and                     Deere & Company
Bettendorf, Iowa        Nominating Committee                 (machinery and equipment)
1934

Richard W. Gilbert      Director                Since 2000   President, Gilbert Communications,          86            Calamos
5040 Arbor Lane, #302   Member Audit and                     Inc.                                                      Asset
Northfield, Illinois    Nominating Committee                 (management advisory services)                         Management,
1940                                                                                                                    Inc.

Mark A. Grimmett        Director                Since 2004   Executive Vice President and CFO,           86
6310 Deerfield Avenue   Member Audit and                     since 2000, and prior thereto, Vice                        None
San Gabriel,            Nominating Committee                 President and CFO, Merle Norman
California                                                   Cosmetics, Inc.
1960                                                         (manufacturer and distributor of skin
                                                             care products)

Fritz S. Hirsch         Director                Since 2005   President and CEO, Sassy, Inc.              86
Suite 203               Member Audit and                     (manufacturer of infant and                                None
2101 Waukegan Road      Nominating                           juvenile products)
Bannockburn, Illinois   Committee
60015
1951

William C. Kimball      Director                Since 2000   Retired. Formerly, Chairman and CEO,        86       Casey's General
3094 104th              Member Audit and                     Medicap Pharmacies, Inc.                               Store, Inc.
Urbandale, Iowa         Nominating Committee                 (chain of retail pharmacies)
1947

Barbara A. Lukavsky     Director                Since 1993   President and CEO, Barbican                 86
100 Market, #317        Member Audit and                     Enterprises, Inc.                                          None
Des Moines, Iowa        Nominating Committee                 (holding company for franchises in the
1940                    Member Executive                     cosmetics industry)
                        Committee

The following directors are considered to be Interested Directors because they
------------------------------------------------------------------------------
are affiliated persons of Principal Management Corporation (the "Manager") or
-----------------------------------------------------------------------------
Princor Financial Services Corporation ("Princor") the principal underwriter for
--------------------------------------------------------------------------------
the Fund.
---------

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                        PORTFOLIOS
                                                                                                         IN FUND         OTHER
                                                                                                         COMPLEX     DIRECTORSHIPS
                                                                 POSITIONS WITH THE MANAGER AND ITS      OVERSEEN        HELD
NAME, ADDRESS AND       POSITION(S) HELD WITH     LENGTH OF     AFFILIATES; PRINCIPAL OCCUPATION(S)         BY            BY
YEAR OF BIRTH           FUND                     TIME SERVED            DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
-----------------       ---------------------    -----------    -----------------------------------     ----------   -------------
John E. Aschenbrenner   Director                  Since 2000  Director, the Manager and Princor since       86           None
711 High Street                                               1998. President, Insurance and
Des Moines, Iowa                                              Financial Services, Principal Financial
 50392                                                        Group, Inc., since 2003. Executive Vice
1949                                                          President, 2000-2003, and prior thereto,
                                                              Senior Vice President, Principal Life

Ralph C. Eucher         Director                  Since 1999  Director and President, the Manager           86
711 High Street         President and Chief                   since 1999. Director, Princor since
Des Moines, Iowa        Executive                             1999. President, Princor 1999-2005.                        None
 50392                  Officer                               Senior Vice President, Principal Life,
1952                    Member Executive                      since 2002. Prior thereto, Vice
                        Committee                             President.

Larry D. Zimpleman      Director                  Since 2001  Life Chairman and Director, the Manager       86
711 High Street         Chairman of the Board                 and Princor since 2001. President,
Des Moines, Iowa        Member Executive                      Retirement and Investor Services,                          None
 50392                  Committee                             Principal Financial Group, Inc. since
1951                                                          2003.
                                                              Executive Vice President, 2001-2003, and
                                                              prior thereto, Senior Vice President,
                                                              Principal Life




The Executive Committee is selected by the Board. It may exercise all the powers
--------------------------------------------------------------------------------
of the Board, with certain exceptions, when the Board is not in session. The
----------------------------------------------------------------------------
Committee must report its actions to the Board. During the year ended October
-----------------------------------------------------------------------------
31, 2005, the committee met once.
-------------------------------------

Officers of the Fund
--------------------

The following table presents certain information regarding the officers of the
------------------------------------------------------------------------------
Fund, including their principal occupations which, unless specific dates are
----------------------------------------------------------------------------
shown, are of more than five years duration. Officers serve at the pleasure of
------------------------------------------------------------------------------
the Board of Directors.
-----------------------

  NAME, ADDRESS AND      POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S)
    YEAR OF BIRTH                FUND                 DURING PAST 5 YEARS
  -----------------      ---------------------      -----------------------
Craig L. Bassett        Treasurer (since 1993)    Vice President and Treasurer,
711 High Street                                   Principal Life
Des Moines, Iowa
 50392
1952

Michael J. Beer         Executive Vice            Executive Vice President and
711 High Street         President                 Chief Operating Officer, the
Des Moines, Iowa        (since 1993)              Manager; President, Princor,
 50392                                            since 2005
1961

Randy L. Bergstrom      Assistant Tax Counsel     Counsel, Principal Life
711 High Street         (since 2005)
Des Moines, Iowa
 50392
1955

David J. Brown          Chief Compliance          Vice President, Product &
711 High Street         Officer                   Distribution Compliance,
Des Moines, Iowa        (since 2004)              Principal Life; Senior Vice
 50392                                            President, the Manager, since
1960                                              2004; Senior Vice President,
                                                  Princor, since 2003, and
                                                  prior thereto, Vice
                                                  President, the Manager and
                                                  Princor

Jill R. Brown           Vice President and        Vice President and Chief
711 High Street         Chief Financial Officer   Financial Officer, Princor,
Des Moines, Iowa        (since 2003)              since 2003, and prior
 50392                                            thereto, Assistant Financial
1967                                              Controller, Principal Life

Ernest H. Gillum        Vice President and        Vice President and Chief
711 High Street         Assistant Secretary       Compliance Officer, the
Des Moines, Iowa        (since 1993)              Manager, since 2004, and
 50392                                            prior thereto, Vice
1955                                              President, Compliance and
                                                  Product Development, the
                                                  Manager

Jane E. Karli           Assistant Treasurer       Assistant Treasurer,
711 High Street         (since 1996)              Principal Life
Des Moines, Iowa
 50392
1957

Patrick A. Kirchner     Assistant Counsel         Counsel, Principal Life
711 High Street         (since 2002)
Des Moines, Iowa
 50392
1960

Carolyn F. Kolks        Assistant Tax Counsel     Counsel, Principal Life,
711 High Street         (since 2005)              since 2003 and prior thereto,
Des Moines, Iowa                                  Attorney
 50392
1962

Thomas J. Loftus        Assistant Counsel         Counsel, Principal Life,
711 High Street         (since 2002)              since 2002, and prior
Des Moines, Iowa                                  thereto, Counsel, Merrill
 50392                                            Lynch Insurance Group
1953

David W. Miles          Senior Vice President     Senior Vice President -
711 High Street         and                       Product Development, the
Des Moines, Iowa        Secretary                 Manager and Princor, and
 50392                  (since 2005)              Second Vice President,
1957                                              Principal Financial Group,
                                                  Inc., since 2005, and prior
                                                  thereto, Executive Vice
                                                  President, Amcore Financial,
                                                  Inc. (banking)

Sarah J. Pitts          Assistant Counsel         Counsel, Principal Life
711 High Street         (since 2000)
Des Moines, Iowa
 50392
1945

Layne A. Rasmussen      Vice President and        Vice President and Controller
711 High Street         Controller                - Mutual Funds, the Manager
Des Moines, Iowa        (since 2000)
 50392
1958

Michael D. Roughton     Counsel                   Vice President and Senior
711 High Street         (since 1993)              Securities Counsel, Principal
Des Moines, Iowa                                  Financial Group, Inc.; Senior
 50392                                            Vice President and Counsel,
1951                                              the Manager and Princor; and
                                                  Counsel, Principal Global

James F. Sager          Assistant Secretary       Vice President, the Manager
711 High Street         (since 2005)              and Princor
Des Moines, Iowa
 50392
1951

Jean B. Schustek        Vice President and        Vice President - Registered
711 High Street         Assistant Secretary       Products, Princor and the
Des Moines, Iowa        (since 2000)              Manager, since 2005, and
 50392                                            prior thereto, Assistant Vice
1952                                              President - Registered
                                                  Products.

 BOARD COMMITTEES . The Fund's board has an Audit and Nominating Committee. Its members are identified above. All are Independent Directors. During the last fiscal year, the Committee met four times.

The audit committee functions of the Committee include: (1) appointing, compensating, and conducting oversight of the work of the independent auditors;
(2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the Committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. the committee also receives reports about accounting and financial matters affecting the Fund.

The nominating committee functions of the Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the Committee requests director nominee suggestions from the Committee members and management. In addition, the Committee will consider director candidates recommended by shareholders of the Fund. Recommendations should be submitted in writing to Principal Investors Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392-2080. the Committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decisions is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.


The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2005. The Fund Complex currently includes the Fund and the separate series of Principal Variable Contracts Fund, Inc. ("PVC").


For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in the Fund. Directors who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:Independent Directors (not considered to be "Interested Persons")


A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
 PRINCIPAL INVESTORS FUND         BALLANTINE  DAVIS   GILBERT  GRIMMETT  HIRSCH  KIMBALL   LUKAVSKY
 ------------------------         ----------  -----   -------  --------  ------  -------   --------
Bond & Mortgage Securities            A         C        D        C        A        A         E
Disciplined LargeCap Blend            A         B        B        A        A        A         A
Diversified International             C         C        C        A        A        A         E
Equity Income                         A         E        C        A        A        E         A
Government & High Quality Bond        A         B        B        A        A        A         A
Inflation Protection                  A         A        A        C        A        A         A
International Emerging Markets        C         C        A        A        A        A         A
LargeCap Growth                       A         D        D        A        A        A         A
LargeCap Value                        A         C        C        A        A        A         A
MidCap Blend                          A         E        D        C        A        A         A
Money Market                          A         D        B        C        A        A         C
Partners LargeCap Blend I             A         D        B        C        A        A         A
Partners LargeCap Value               C         A        A        A        A        A         A
Preferred Securities                  A         A        A        A        A        D         A
Principal LifeTime 2050               A         A        A        A        B        A         A
Real Estate Securities                C         A        A        A        A        D         A
Short-Term Bond                       A         A        A        A        A        E         E
Tax-Exempt Bond                       A         B        A        C        A        A         A

  TOTAL FUND COMPLEX                  D         E        E        D        B        E         E

Directors considered to be "Interested Persons"



A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
                                              JOHN E.     RALPH C.   LARRY D.
 PRINCIPAL INVESTORS FUND                  ASCHENBRENNER   EUCHER    ZIMPLEMAN
 ------------------------                  -------------   ------    ---------
Bond & Mortgage Securities                       B           A           A
Disciplined LargeCap Blend                       B           A           A
Diversified International                        D           C           A
Equity Income                                    C           C           A
Government & High Quality Bond                   A           C           A
LargeCap Growth                                  C           D           A
LargeCap S&P 500 Index                           A           E           A
LargeCap Value                                   C           A           A
MidCap Blend                                     C           E           A
Money Market                                     B           E           A
Partners LargeCap Blend                          A           D           A
Partners LargeCap Blend I                        C           C           A
Partners LargeCap Growth I                       C           C           A
Partners LargeCap Growth II                      A           C           A
Partners LargeCap Value                          A           D           A
Partners MidCap Growth                           B           A           A
Real Estate Securities                           C           A           A
Short-Term Bond                                  C           A           A
Tax-Exempt Bond                                  A           D           A
 PRINCIPAL INVESTORS FUND (THROUGH PARTICIPATION IN AN EMPLOYEE
 BENEFIT PLAN)
Bond & Mortgage Securities                       A           C           A
Diversified International                        E           A           A
Government & High Quality Bond                   A           C           A
International Emerging Markets                   D           A           A
LargeCap Growth                                  D           A           A
LargeCap S&P 500 Index                           E           D           A
LargeCap Value                                   A           D           A
MidCap Blend                                     D           C           A
Partners LargeCap Blend I                        C           A           A
Partners LargeCap Growth I                       C           A           A
Partners LargeCap Value                          E           A           A
Partners MidCap Growth                           D           A           A
Principal LifeTime 2020                          A           A           E
Principal LifeTime Strategic Income              C           A           A
Real Estate Securities                           D           A           A
SmallCap S&P 600 Index                           E           A           A

  TOTAL FUND COMPLEX                             E           E           E

COMPENSATION . The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.


The following table provides information regarding the compensation received by the Independent Directors from the Fund and the from the Fund Complex during the fiscal year ended October 31, 2005. On that date, there were 24 funds (with a total of 106 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 8, 2006, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.


The following table shows as of February 8, 2006 the percentage of the outstanding shares of each of the Funds owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

                                               % OF OUTSTANDING
         FUND                                    SHARES OWNED
         ----                                  ----------------
         Bond & Mortgage Securities                  0.11%
         Disciplined LargeCap Blend                  0.01
         Diversified International                   6.51
         Equity Income                               0.00
         Government & High Quality Bond              0.00
         High Quality Intermediate-Term Bond         0.02
         High Yield                                  0.00
         Inflation Protection                        0.07
         International Emerging Markets              0.01
         International Growth                        0.00
         LargeCap Growth                             9.20
         LargeCap S&P 500 Index                      0.00
         LargeCap Value                             11.86
         MidCap Blend                                0.00
         MidCap Growth                               0.21
         MidCap S&P 400 Index                        0.01
         MidCap Value                                0.01
         Money Market                                4.90
         Partners Global Equity                     63.79
         Partners International                      0.00
         Partners LargeCap Blend                     0.00
         Partners LargeCap Blend I                   0.01
         Partners LargeCap Growth                    0.09
         Partners LargeCap Growth I                  0.00
         Partners LargeCap Growth II                 0.00
         Partners LargeCap Value                     0.00
         Partners LargeCap Value I                   0.01
         Partners LargeCap Value II                  0.02
         Partners MidCap Growth                      0.01
         Partners MidCap Growth I                    0.01
         Partners MidCap Growth II                   0.00
         Partners MidCap Value                       0.00
         Partners MidCap Value I                     0.00
         Partners SmallCap Blend                     0.09
         Partners SmallCap Growth I                  0.01
         Partners SmallCap Growth II                 0.02
         Partners SmallCap Growth III                0.03
         Partners SmallCap Value                     0.01
         Partners SmallCap Value I                   0.17
         Partners SmallCap Value II                  0.01
         Preferred Securities                        0.01
         Principal LifeTime 2010                     0.00
         Principal LifeTime 2020                     0.00
         Principal LifeTime 2030                     0.00
         Principal LifeTime 2040                     0.00
         Principal LifeTime 2050                     0.01
         Principal Lifetime Strategic Income         0.00
         Real Estate Securities                      0.00
          Short-Term Bond                            1.77
         SmallCap Blend                             11.28
         SmallCap Growth                             0.09
         SmallCap S&P 600 Index                      0.00
         SmallCap Value                              0.10
         Tax-Exempt Bond                             0.00
         Ultra Short Bond                            0.01

The Directors and Officers of the Fund, member companies of the Principal Financial group and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "The Costs of Investing" in the prospectus for the Class A and Class B shares.


As of February 15, 2006, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:



                                           ADVISORS   ADVISORS  ADVISORS                                     CLASS  CLASS   CLASS
                FUND NAME                  PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT  INSTITUTIONAL    J      A       B
                ---------                  ---------  --------  ---------  ---------  ------  -------------  -----  -----   -----
 Bond & Mortgage Securities Fund              592       590        605        593      591         594        501    101     201
 Disciplined LargeCap Blend
 f/k/a LargeCap Blend Fund I                  697       695        619        698      696         699               192     292
 Diversified International Fund
 f/k/a International Fund I                   672       670        617        673      671         674        508    108     208
 Equity Income Fund                                                                                                  152     252
 Government & High Quality Bond Fund
 f/k/a Government Securities Fund             612       610        607        613      611         614        503    153     253
 High Quality Intermediate-Term Bond Fund     622       620        608        623      621         624        504
 High Yield Fund                                                                                   798
 Inflation Protection Fund                    707       705        709        708      706         715        546    154
 International Emerging Markets Fund          662       660        616        663      661         664        507    107     207
 International Growth Fund
 f/k/a International Fund II                  812       810        618        813      811         814        509
 LargeCap Growth Fund                         702       700        625        703      701         704        512    112     212
 LargeCap S&P 500 Index Fund                  712       710        626        713      711         714        513    113
 LargeCap Value Fund                          722       720        627        723      721         724        514    114     214
 MidCap Blend Fund                            742       740        639        743      741         749        521    121     221
 MidCap Growth Fund                           752       750        645        753      751         759        522
 MidCap S&P 400 Index Fund                    762       760        646        763      761         769        523
 MidCap Value Fund                            772       770        647        773      771         774        524
 Money Market Fund                            782       780        648        783      781         784        525    199     299
 Partners Global Equity Fund                  857       855        859        858      856         865
 Partners International Fund                  787       785        649        788      786         789
 Partners LargeCap Blend Fund                 822       820        650        823      821         824        527    127     227
 Partners LargeCap Blend Fund I               692       690        651        693      691         694        511    111     211
 Partners LargeCap Growth Fund                827       825        652        828      826         829        544
 Partners LargeCap Growth Fund I              832       830        653        833      831         834        528    128     228
 Partners LargeCap Growth Fund II             842       840        654        843      841         844        529    129
 Partners LargeCap Value Fund                 852       850        655        853      851         854        530    180     280
 Partners LargeCap Value Fund I               802       800        656        803      801         804
 Partners LargeCap Value Fund II              779       777        796        795      778         797
 Partners MidCap Growth Fund                  872       870        658        873      871         874        532    182     282
 Partners MidCap Growth Fund I                877       875        659        878      876         879               186
 Partners MidCap Growth Fund II               718       716        775        719      717         776
 Partners MidCap Value Fund                   882       880        665        883      881         884        533    183     283
 Partners MidCap Value Fund I                 892       890        666        893      891         894
 Partners SmallCap Blend Fund                 887       885        667        888      886         889
 Partners SmallCap Growth Fund I              902       900        668        906      901         904        534
 Partners SmallCap Growth Fund II             913       911        669        914      912         915        535    185     285
 Partners SmallCap Growth Fund III            817       815        675        818      816         819
 Partners SmallCap Value Fund                 922       920        676        923      921         924        536
 Partners SmallCap Value Fund I               927       925        677        928      926         935
 Partners SmallCap Value Fund II              837       835        678        838      836         839
 Preferred Securities Fund                    938       936        679        939      937         929        545    195
 Principal LifeTime 2010 Fund                 727       725        628        728      726         729        515    109
 Principal LifeTime 2020 Fund                 732       730        629        733      731         734        516    116     216
 Principal LifeTime 2030 Fund                 737       735        635        738      736         739        517    117     217
 Principal LifeTime 2040 Fund                 746       744        636        747      745         748        518    118     218
 Principal LifeTime 2050 Fund                 756       754        637        757      755         758        519    119     219
 Principal LifeTime Strategic Income Fund     766       764        638        767      765         768        520    123     223
 Real Estate Securities Fund                  932       930        685        933      931         934        537    187     287
 Short-Term Bond Fund
 f/k/a High Quality Short-Term Bond Fund      642       640        615        643      641         644        506    156
 SmallCap Blend Fund                          942       940        686        943      941         944        538    188     288
 SmallCap Growth Fund                         952       950        687        953      951         954        539
 SmallCap S&P 600 Index Fund                  962       960        688        963      961         964        540
 SmallCap Value Fund                          972       970        689        973      971         974        541    191     291
 Tax-Exempt Bond Fund                                                                                                151     251
 Ultra Short Bond Fund
 f/k/a Capital Preservation Fund              987       985        989        988      986         990        547    102

FUND/CLASS                                                       PERCENTAGE OF
  NUMBER     NAME AND ADDRESS                                      OWNERSHIP
   119      PRINCIPAL LIFE INSURANCE CO CUST                         11.1%
            IRA OF VIKI KING ABBOTT
            1318 BONHAM AVE
            ODESSA, TX 79761-3008
   123      PERSHING LLC                                             18.2%
            P.O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   123      PRINCIPAL LIFE INSURANCE CO CUST                         13.9%
            IRA OF BRIAN CHRISTOPHER
            14944 S HOFFMAN RD
            OREGON CITY, OR 97045-9430
   123      PERSHING LLC                                             11.6%
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   123      PRINCIPAL LIFE INSURANCE CO CUST                          7.5%
            ROLLOVER IRA OF JOSEPH P ENNIS
            7 DUNVEGAN LN
            BELLA VISTA, AR 72715-4931
   129      JEAN N EUCHER                                             9.3%
            4655 TURNBERRY DR
            WEST DES MOINES, IA 50265-5246
   129      PRINCIPAL LIFE INSURANCE CO CUST                          8.8%
            IRA OF STEVEN W HUGHES
            6929 HILLSWICK DR
            CHARLOTTE NC 28215-3729
   129      PRINCIPAL LIFE INSURNACE COCUST                           8.3%
            IRA OF MARGARET E PAHL
            UA DEC 07 93
            PO BOX 10244
            COLUMBIA, MO 625205-4003
   129      PRINCIPAL LIFE INSURANCE CO CUST                          7.4%
            403 (B) PLAN OF DEANNA D HUMMEL
            4217 75TH ST
            URBANDALE, IA 50322-1711
   129      PATRICK S REYNOLDS & FRANK S REYNOLDS JTTEN               6.8%
            3525 BAJAMONT WAY
            CARMICHAEL, CA 95608-2809
   154      PRINCIPAL LIFE INSURANCE CO CUST                         12.1%
            IRA OF ROBERT L DIECKHAUS
            109 CLUB CREEK CT
            PO BOX 17
            SAINT ALBANS, MO 63073-0017
   154      PRINCIPAL LIFE INSURANCE CO CUST                          6.5%
            IRA OF HENRY A HARMON
            4001 JOHN LYNDE RD
            DES MOINES, IA  50312-3037
   186      LINDA L LONNBERG-PARDINI TR                              17.8%
            LINDA L LONNBERG-PARDINI TRUST
            UA DEC 02 2003
            PO BOX 531
            PLEASANTON, CA 94566-0053
   186      PRINCIPAL LIFE INSURANCE CO CUST                         12.0%
            SEP IRA OF MICHAEL D OLSON
            16045 S 2YANDOTTE DR
            OLATHE, KS 66062-39355
   186      "RITA Y INGRAM TR                                         6.2%
            RITA Y INGRAM FAMILY TRUST
            UA MAR 8 2005
            8251 N BARTON AVE
            PO BOX 27766
            FRESNO, CA 93729-7766
   199      PERSHING LLC AS AGENT FOR ITS CUSTOMERS                  29.8%
            ATTN CASH MANAGMENT SERVICES
            1 PERSHING PLZ
            JERSEY CITY, NJ 07399-0001
   199      DELAWARE CHARTER GUAR & TRUST CO                          8.2%
            FBO DCG&T CUSTOMERS
            ATTN LORI N RICHARDS
            PO BOX 8738
            WILMINGTON, DE 19899-8738
   217      TRUDY L SCHARFF & DAVID H SCHARFF JTTEN                   5.2%
            PO BOX 12383
            FORT HUACHUCA, AZ 85670-2383
   218      PRINCIPAL LIFE INSURANCE CO CUST                          5.4%
            IRA OF JAMES ASHLEY HAGEMEYER
            112 LONGFEATHER CIR
            ALABASTER, AL 35007-5824
   218      PRINCIPAL LIFE INSURANCE CO CUST                          5.2%
            IRA OF GREG P FOX
            11760 W 188TH TER APT 221
            OVERLAND PARK, KS 66210-2072
   251      LEONE H PENROD & EVELYN M ADAMS JTTEN                     5.0%
            4471 SHEFFIELD PL # 501
            BAY CITY, MI 48706-2564
   283      PRINCIPAL LIFE INSURANCE CO CUST                         11.4%
            IRA OF PAUL W LIDGARD
            0317 RANSON SW
            GRANDVILLE, MI 49418
   283      CLOVERLEAF LINCOLN MERCURY INC                            6.4%
            PO BOX 1368
            DECATUR, AL 35602-1368
   291      PRINCIPAL LIFE INSURANCE CO CUST                          5.3%
            IRA OF MARY R FLOWERS
            611 HALLECK ST
            FREDERICKSBURG, VA 22407-8628
   299      PRINCIPAL LIFE INSURANCE CO CUST                          6.3%
            CONDUIT IRA OF NANCY MAGLIANOZ
            9900 CYPRESS LAKES DR
            LAKELAND, FL 33810-4300
   590      DELAWARE CHARTER GUARANTEE & TRUS                        79.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   590      DELAWARE CHARTER GUARANTEE & TRUS                        20.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   591      DELAWARE CHARTER GUARANTEE & TRUS                        98.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   592      DELAWARE CHARTER GUARANTEE & TRUS                        82.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   592      DELAWARE CHARTER GUARANTEE & TRUS                        15.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   593      DELAWARE CHARTER GUARANTEE & TRUS                        66.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   593      TRUSTAR                                                  20.7%
            FBO SOUTHWIRE CO SALARIED 401K PL
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   594      LIFETIME 2020 FUND                                       32.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME 2010 FUND                                       25.7%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME 2030 FUND                                       20.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME STRATEGIC INCOME FUND                           13.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME 2040 FUND                                        6.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   605      DELAWARE CHARTER GUARANTEE & TRUS                        97.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   607      DELAWARE CHARTER GUARANTEE & TRUS                        11.9%
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   607      DELAWARE CHARTER GUARANTEE & TRUS                        84.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   608      DELAWARE CHARTER GUARANTEE & TRUS                        95.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   610      DELAWARE CHARTER GUARANTEE & TRUS                         5.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   610      DELAWARE CHARTER GUARANTEE & TRUS                        94.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   611      DELAWARE CHARTER GUARANTEE & TRUS                        12.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   611      DELAWARE CHARTER GUARANTEE & TRUS                        87.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   612      DELAWARE CHARTER GUARANTEE & TRUS                        37.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   612      DELAWARE CHARTER GUARANTEE & TRUS                        59.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   613      DELAWARE CHARTER GUAR & TRUST                            12.2%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   613      BANKERS TRUST COMPANY TRUSTEE                             6.6%
            FBO PARTNER RE RESTURATION SALARY DEFERRED PLAN
            665 LOCUST ST # HAYEK
            DES MOINES, IA 50309-3702
   613      DELAWARE CHARTER GUARANTEE & TRUS                        20.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   613      DELAWARE CHARTER GUARANTEE & TRUS                        49.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   615      DELAWARE CHARTER GUARANTEE & TRUS                        78.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   616      DELAWARE CHARTER GUARANTEE & TRUS                        97.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   617      DELAWARE CHARTER GUARANTEE & TRUS                        95.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   618      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   619      DELAWARE CHARTER GUARANTEE & TRUS                        86.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   620      DELAWARE CHARTER GUARANTEE & TRUS                        13.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   620      DELAWARE CHARTER GUARANTEE & TRUS                        86.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   621      DELAWARE CHARTER GUARANTEE & TRUS                        98.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   622      DELAWARE CHARTER GUARANTEE & TRUS                        10.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   622      TRUSTAR                                                  86.8%
            FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   623      WELLS FARGO TRUST COMPANY TRUSTEE                         6.2%
            FBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
            1919 DOUGLAS ST
            OMAHA, NE 68102-1317
   623      DELAWARE CHARTER GUARANTEE & TRUS                        82.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   625      DELAWARE CHARTER GUARANTEE & TRUS                        97.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   626      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO PFG PRINCIPAL ADVANTAGE OMNIBUS CLIENT 904
            711 HIGH STREET
            DES MOINES, IA 50303
   627      DELAWARE CHARTER GUARANTEE & TRUS                        21.4%
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   627      DELAWARE CHARTER GUARANTEE & TRUS                        75.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   628      DELAWARE CHARTER GUARANTEE & TRUS                        99.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   629      DELAWARE CHARTER GUARANTEE & TRUS                        98.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   635      DELAWARE CHARTER GUARANTEE & TRUS                        98.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   636      DELAWARE CHARTER GUARANTEE & TRUS                        98.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   637      DELAWARE CHARTER GUARANTEE & TRUS                        97.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   638      DELAWARE CHARTER GUARANTEE & TRUS                        99.3%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   639      DELAWARE CHARTER GUARANTEE & TRUS                        96.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   640      DELAWARE CHARTER GUARANTEE & TRUS                        10.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   640      DELAWARE CHARTER GUARANTEE & TRUS                        90.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   641      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   642      DELAWARE CHARTER GUARANTEE & TRUS                        85.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   643      DELAWARE CHARTER GUARANTEE & TRUS                        69.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   643      DELAWARE CHARTER GUARANTEE & TRUS                        20.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   645      DCGT as TTEE and/or CUST                                 76.4%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   646      DELAWARE CHARTER GUARANTEE & TRUS                         5.3%
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   646      DELAWARE CHARTER GUARANTEE & TRUS                        93.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   647      DELAWARE CHARTER GUARANTEE & TRUS                        75.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   648      DELAWARE CHARTER GUARANTEE & TRUS                        99.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   649      DELAWARE CHARTER GUARANTEE & TRUS                        98.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   650      DELAWARE CHARTER GUARANTEE & TRUS                        99.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   651      DELAWARE CHARTER GUARANTEE & TRUS                        94.1%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   652      DELAWARE CHARTER GUARANTEE & TRUS                        97.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   653      DELAWARE CHARTER GUARANTEE & TRUS                        97.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   654      DELAWARE CHARTER GUARANTEE & TRUS                        98.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   655      DELAWARE CHARTER GUARANTEE & TRUS                        99.5%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   656      DELAWARE CHARTER GUARANTEE & TRUS                        98.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   658      DELAWARE CHARTER GUARANTEE & TRUS                        96.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   659      DELAWARE CHARTER GUARANTEE & TRUS                        92.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   660      DELAWARE CHARTER GUARANTEE & TRUS                        98.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   661      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   662      DELAWARE CHARTER GUARANTEE & TRUS                        17.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   662      DELAWARE CHARTER GUARANTEE & TRUS                        76.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   663      DELAWARE CHARTER GUARANTEE & TRUST                       55.1%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   663      DELAWARE CHARTER GUARANTEE & TRUS                         6.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   663      DELAWARE CHARTER GUARANTEE & TRUS                        37.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   665      DELAWARE CHARTER GUARANTEE & TRUS                        98.7%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   666      DELAWARE CHARTER GUARANTEE & TRUS                        98.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   667      DELAWARE CHARTER GUARANTEE & TRUS                        81.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   668      DELAWARE CHARTER GUARANTEE & TRUS                        70.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   669      DELAWARE CHARTER GUARANTEE & TRUS                        98.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   670      DELAWARE CHARTER GUARANTEE & TRUS                         5.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   670      DELAWARE CHARTER GUARANTEE & TRUS                        94.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   671      DELAWARE CHARTER GUARANTEE & TRUS                        99.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   672      DELAWARE CHARTER GUARANTEE & TRUS                        15.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   672      DELAWARE CHARTER GUARANTEE & TRUS                        83.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   673      DELAWARE CHARTER GUAR & TRUST                            26.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   673      DELAWARE CHARTER GUARANTEE & TRUS                        61.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   674      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 12.0%
            RETIRED IND FIELD 5073
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   674      PRINCIPAL TRUST FOR LIFE INS                              6.7%
            BENEFITS FOR EE'S - RETIRED 5016
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   674      PRINCIPAL TRUST FOR HEALTH BENEFITS FOR IND FIELD
            - RETIRED 5025                                           10.6%
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   674      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 61.8%
            RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   675      DELAWARE CHARTER GUARANTEE & TRUS                        63.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   676      DELAWARE CHARTER GUARANTEE & TRUS                        89.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   677      DELAWARE CHARTER GUARANTEE & TRUS                        89.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   677      DCGT as TTEE and/or CUST                                 10.0%
            FBO Sheet Metal Workers Local Union20 Pension
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   678      DELAWARE CHARTER GUARANTEE & TRUS                        88.1%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   679      DELAWARE CHARTER GUARANTEE & TRUS                        91.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   685      DELAWARE CHARTER GUARANTEE & TRUS                        98.8%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   686      DELAWARE CHARTER GUARANTEE & TRUS                        55.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   688      DELAWARE CHARTER GUARANTEE & TRUS                        98.5%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   689      DELAWARE CHARTER GUARANTEE & TRUS                        96.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   690      DELAWARE CHARTER GUARANTEE & TRUS                        16.8%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   690      DELAWARE CHARTER GUARANTEE & TRUS                        83.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   691      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   692      DELAWARE CHARTER GUARANTEE & TRUS                        99.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      DELAWARE CHARTER GUAR & TRUST                            39.9%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      DELAWARE CHARTER GUARANTEE & TRUS                        12.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      DELAWARE CHARTER GUARANTEE & TRUS                        37.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      J MOORHOUSE & R STINE TTEE                                5.4%
            FBO BAKERSFIELD CALIFORNIAN NQ PL. TRUSTEES
            PO BOX 81075
            BAKERSFIELD, CA 93380
   695      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   696      DCGT AS TTEE AND/OR CUST                                 93.1%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   697      DCGT AS TTEE AND/OR CUST                                 89.6%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   698      FEDERAL REALTY INVESTMENT TRUST                          47.7%
            FBO FEDERAL REALTY INVESTMENT TRUS
            ATTN VICKIE RALLS
            1626 EAST JEFFERSON STREET
            ROCKVILLE, MD 20852
   699      LIFETIME 2010 FUND                                       11.5%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2020 FUND                                       31.4%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2040 FUND                                       14.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2050 FUND                                        7.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2030 FUND                                       29.5%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   700      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   701      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   702      DELAWARE CHARTER GUARANTEE & TRUS                        96.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   703      DELAWARE CHARTER GUAR & TRUST                            14.1%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   703      DELAWARE CHARTER GUARANTEE & TRUS                        17.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   703      DELAWARE CHARTER GUARANTEE & TRUS                        63.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   704      LIFETIME 2010 FUND                                        9.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2020 FUND                                       22.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2040 FUND                                       11.4%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2050 FUND                                        5.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2030 FUND                                       22.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 11.8%
            RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   705      DELAWARE CHARTER GUARANTEE & TRUS                        98.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   706      DELAWARE CHARTER GUARANTEE & TRUS                        97.6%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   707      DELAWARE CHARTER GUARANTEE & TRUS                        96.4%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   708      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   709      DELAWARE CHARTER GUARANTEE & TRUS                        66.1%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   710      DELAWARE CHARTER GUARANTEE & TRUS                        15.8%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   710      DELAWARE CHARTER GUARANTEE & TRUS                        84.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   711      DELAWARE CHARTER GUARANTEE & TRUS                        10.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   711      DELAWARE CHARTER GUARANTEE & TRUS                        89.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   712      DELAWARE CHARTER GUARANTEE & TRUS                         8.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   712      DELAWARE CHARTER GUARANTEE & TRUS                        70.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   712      TRUSTARFBO THE CHURCH OF GOD                             19.4%
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   713      DELAWARE CHARTER GUAR & TRUST                             6.2%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   713      DELAWARE CHARTER GUARANTEE & TRUS                        14.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   713      DELAWARE CHARTER GUARANTEE & TRUS                        73.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   715      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO NO PLAN
            711 HIGH STREET
            DES MOINES, IA 50303
   716      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   717      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   718      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   719      DELAWARE CHARTER GUARANTEE & TRUS                        82.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   719      PRINCIPAL TRUST COMPANY TTEE                             12.5%
            FBO JOHN WAGNER ASSOC EXEC NQ
            SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
   720      DELAWARE CHARTER GUARANTEE & TRUS                         7.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   720      DELAWARE CHARTER GUARANTEE & TRUS                        92.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   721      DELAWARE CHARTER GUARANTEE & TRUS                        98.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   722      DELAWARE CHARTER GUARANTEE & TRUS                        13.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            11 HIGH STREET
            DES MOINES, IA 50392
   722      DELAWARE CHARTER GUARANTEE & TRUS                        75.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   723      DELAWARE CHARTER GUAR & TRUST                            25.6%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   723      WELLS FARGO TRUST COMPANY TRUSTE                         10.1%
            EFBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
            1919 DOUGLAS ST
            OMAHA, NE 68102-1317
   723      DELAWARE CHARTER GUARANTEE & TRUS                        55.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   724      LIFETIME 2010 FUND                                        9.0%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2020 FUND                                       21.7%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2040 FUND                                       11.2%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2050 FUND                                        5.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2030 FUND                                       21.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 17.6%
            RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   725      DELAWARE CHARTER GUARANTEE & TRUS                         5.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   725      DELAWARE CHARTER GUARANTEE & TRUSFBO VARIOUS
            QUALIFED PLANS                                           93.9%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   726      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   727      DELAWARE CHARTER GUARANTEE & TRUS                        23.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   727      DELAWARE CHARTER GUARANTEE & TRUS                        75.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   728      DELAWARE CHARTER GUARANTEE & TRUS                        95.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   729      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   730      DELAWARE CHARTER GUARANTEE & TRUS                         6.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   730      DELAWARE CHARTER GUARANTEE & TRUS                        93.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   731      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   732      DELAWARE CHARTER GUARANTEE & TRUS                        15.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   732      DELAWARE CHARTER GUARANTEE & TRUS                        83.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   733      DELAWARE CHARTER GUARANTEE & TRUS                        94.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   734      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   735      DELAWARE CHARTER GUARANTEE & TRUS                         5.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   735      DELAWARE CHARTER GUARANTEE & TRUS                        94.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   736      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   737      DELAWARE CHARTER GUARANTEE & TRUS                        11.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   737      DELAWARE CHARTER GUARANTEE & TRUS                        86.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   738      DELAWARE CHARTER GUAR & TRUST                             5.9%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   738      DELAWARE CHARTER GUARANTEE & TRUS                        92.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   739      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   740      DELAWARE CHARTER GUARANTEE & TRUS                        97.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   741      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   742      DELAWARE CHARTER GUARANTEE & TRUS                        11.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   742      DELAWARE CHARTER GUARANTEE & TRUS                        83.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   743      DELAWARE CHARTER GUAR & TRUST                            23.8%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   743      DELAWARE CHARTER GUARANTEE & TRUS                        67.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   744      DELAWARE CHARTER GUARANTEE & TRUS                        94.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   745      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   746      DELAWARE CHARTER GUARANTEE & TRUS                         9.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   746      DELAWARE CHARTER GUARANTEE & TRUS                        90.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   747      DELAWARE CHARTER GUARANTEE & TRUS                        95.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   748      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   750      DELAWARE CHARTER GUARANTEE & TRUS                        99.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   752      DELAWARE CHARTER GUARANTEE & TRUS                        94.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   753      NPGC NON-QUALIFIED DEFERRED COMPE                        11.8%
            ATTN: LEIMKUHLER LYLE
            PO BOX 29
            SAINT JOSEPH, MO 64502-0029
   753      DELAWARE CHARTER GUARANTEE & TRUS                        22.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   753      PRINCIPAL TRUST COMPANY                                  62.0%
            FBO NEXTEL PRTNRS OP CORP NQ DEF COMP
            ATTN SUSAN SAGGIONE
            1013 CENTRE ROAD
            WILMINGTON, DE 19805
   754      DELAWARE CHARTER GUARANTEE & TRUS                        95.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   755      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   756      DELAWARE CHARTER GUARANTEE & TRUS                        12.8%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   756      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   757      DELAWARE CHARTER GUARANTEE & TRUS                        94.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   758      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   760      DELAWARE CHARTER GUARANTEE & TRUS                        12.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   760      DELAWARE CHARTER GUARANTEE & TRUS                        86.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   761      DELAWARE CHARTER GUARANTEE & TRUS                        15.1%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   761      DELAWARE CHARTER GUARANTEE & TRUS                        84.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   762      DELAWARE CHARTER GUARANTEE & TRUS                        14.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   762      DELAWARE CHARTER GUARANTEE & TRUS                        77.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   763      DELAWARE CHARTER GUARANTEE & TRUS                        33.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   763      DELAWARE CHARTER GUARANTEE & TRU                         58.8%
            SFBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   764      DELAWARE CHARTER GUARANTEE & TRUS                        98.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   765      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   766      DELAWARE CHARTER GUARANTEE & TRUS                         9.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   766      DELAWARE CHARTER GUARANTEE & TRUS                        89.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   767      DELAWARE CHARTER GUAR & TRUST                             7.2%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   767      DELAWARE CHARTER GUARANTEE & TRUS                         7.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   767      DELAWARE CHARTER GUARANTEE & TRUS                        82.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   768      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   769      PERSHING LLC                                              6.4%
            P. O. BOX 2052
            JERSEY CITY
   770      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   771      DELAWARE CHARTER GUARANTEE & TRUS                        97.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   772      SILVER STATE SCHOOLS CU TTEE                              5.1%
            SILVER ST SCHLS CU 457B
            ATTN ANN JOHNSON
            PO BOX 12037
            LAS VEGAS, NV 89112-0037
   772      DELAWARE CHARTER GUARANTEE & TRUS                        55.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   772      LUTHERAN HOMES                                           14.5%
            FBO DAVID SPLITTGERBER
            300 MINISTRY DR
            IIRMO, SC 29063
   772      PRINCIPAL TRUST COMPANY                                   8.9%
            FBO MIAMI MUTUAL INS EXEC NQ
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
   773      BANKERS TRUST COMPANY TRUSTEE                             7.6%
            FBO PARTNER RE RESTURATION SALARY DEFERRED PLAN
            665 LOCUST ST # HAYEK
            DES MOINES, IA 50309-3702
   773      WEST BEND MUTUAL INSURANC CO DEF                          9.7%
            ATTN ANJI HAYEK
            665 LOCUST ST
            DES MOINES, IA 50309-3702
   773      DELAWARE CHARTER GUARANTEE & TRUS                        46.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   773      PRINCIPAL TRUST COMPANY                                   7.9%
            FBO GEISINGER SYS SVC SEVERANCE PLN
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
   773      PRINCIPAL TRUST COMPANY                                  13.2%
            FBO GEISINGER SYS SVC EXEC 457(F)
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805
   774      BROWN BROTHERS HARRIMAN & CO AS CUST FOR AFP
            PROVIDA TIPO B
            ATTN: R&A - INVESTMENT FUNDS GLOBAL DISTRIBTUION        100.0%
            CENTER
            525 WASHINGTON BLVD
            JERSEY CITY, NJ 07310-1606
   775      DELAWARE CHARTER GUARANTEE & TRUS                        98.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   776      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO PRINCIPAL FINANCIAL GROUP OMNIUS WRAPPED
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   777      DELAWARE CHARTER GUARANTEE & TRUS                        92.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   779      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   780      DELAWARE CHARTER GUARANTEE & TRUS                        97.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   781      DELAWARE CHARTER GUARANTEE & TRUS                        99.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   782      DELAWARE CHARTER GUARANTEE & TRUS                         7.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   782      DELAWARE CHARTER GUARANTEE & TRUS                        51.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   782      TRI-MARINE INTL TTEE                                      6.9%
            FBO TRI-MARINE INTL NQ EXCESS STEVE FARNO
            222 WEST SEVENTH STREET
            SAN PEDRO, CA 90731
   782      TRUSTAR                                                   7.9%
            FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   783      DELAWARE CHARTER GUAR & TRUST                            10.6%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   783      INSURANCE SERVICES OFFICE, INC TTEE                       7.9%
            ISO SUPPLEMENTAL EXEC SAVING PLAN
            545 WASHINGTON BLVD
            JERSEY CITY, NJ 07310-1607
   783      DELAWARE CHARTER GUARANTEE & TRUS                        54.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   784      COMPUTERSHARE INVESTOR SVCS LLC                          99.7%
            2 NORTH LA SALLE ST 3RD FL
            CHICAGO, IL 60602
   785      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   786      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   787      DELAWARE CHARTER GUARANTEE & TRUS                        97.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   788      DELAWARE CHARTER GUARANTEE & TRUS                        96.9%
            FBO PRINCIPA FINACIAL GROUP
            711 HIGH STREET
            DES MOINES, IA 50303
   789      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   795      DELAWARE CHARTER GUARANTEE & TRUS                        99.5%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   796      DELAWARE CHARTER GUARANTEE & TRUS                        89.9%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   797      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO NO PLAN
            711 HIGH STREET
            DES MOINES, IA 50303
   798      DELAWARE CHARTER GUARANTEE & TRUS                        92.2%
            FBO NO PLAN
            711 HIGH STREET
            DES MOINES, IA 50303
   800      DELAWARE CHARTER GUARANTEE & TRUS                        99.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   801      DCGT as TTEE and/or CUST                                 97.0%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   802      DCGT AS TTEE AND/OR CUST                                 98.4%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   803      DELAWARE CHARTER GUARANTEE & TRUS                        87.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREETDES MOINES, IA 50392
   803      DCGT as TTEE and/or CUST                                 12.7%
            FBO Various NonQualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   804      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   810      DELAWARE CHARTER GUARANTEE & TRUS                         7.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   810      DELAWARE CHARTER GUARANTEE & TRUS                        91.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   811      DELAWARE CHARTER GUARANTEE & TRUS                        97.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   812      DELAWARE CHARTER GUARANTEE & TRUS                        13.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   812      DELAWARE CHARTER GUARANTEE & TRUS                        83.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   813      DELAWARE CHARTER GUARANTEE & TRUS                        91.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   814      LIFETIME 2010 FUND                                        5.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      LIFETIME 2020 FUND                                       15.5%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      LIFETIME 2040 FUND                                        7.2%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      LIFETIME 2030 FUND                                       15.5%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      PRINCIPAL LIFE INSURANCE CO                              48.3%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   815      DELAWARE CHARTER GUARANTEE & TRUS                        89.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   817      DELAWARE CHARTER GUARANTEE & TRUS                        85.2%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   817      DCGT AS TTEE AND/OR CUST                                 12.2%
            FBO VARIOUS NONQUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   818      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   819      LIFETIME 2020 FUND                                       11.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREETDES MOINES, IA 50392-0200
   819      LIFETIME 2040 FUND                                        6.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   819      LIFETIME 2030 FUND                                       12.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   819      PRINCIPAL LIFE INSURANCE CO                              64.6%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   820      DELAWARE CHARTER GUARANTEE & TRUS                        96.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   821      DELAWARE CHARTER GUARANTEE & TRUS                         5.1%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   821      DELAWARE CHARTER GUARANTEE & TRUS                        94.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   822      DELAWARE CHARTER GUARANTEE & TRUS                         6.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   822      DELAWARE CHARTER GUARANTEE & TRUS                        93.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   823      DELAWARE CHARTER GUARANTEE & TRUS                        95.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   824      PRINCIPAL LIFE INSURANCE CO                              96.3%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   825      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   827      DELAWARE CHARTER GUARANTEE & TRUS                        34.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   827      DELAWARE CHARTER GUARANTEE & TRUS                        64.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   828      DELAWARE CHARTER GUARANTEE & TRUS                        40.3%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   829      DCGT AS TTEE AND/OR CUST                                 99.9%
            FBO PRINCIPAL FINANCIAL GROUP OMNIUS WRAPPED
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   830      DELAWARE CHARTER GUARANTEE & TRUS                         6.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   830      DELAWARE CHARTER GUARANTEE & TRUS                        93.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   831      DELAWARE CHARTER GUARANTEE & TRUS                        14.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   831      DELAWARE CHARTER GUARANTEE & TRUS                        85.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   832      DELAWARE CHARTER GUARANTEE & TRUS                        13.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   832      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   833      DELAWARE CHARTER GUARANTEE & TRUS                         9.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   833      DELAWARE CHARTER GUARANTEE & TRUS                        86.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   834      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   835      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   836      DCGT AS TTEE AND/OR CUST                                 98.8%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   837      DELAWARE CHARTER GUARANTEE & TRUS                        96.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   838      DELAWARE CHARTER GUARANTEE & TRUS                        90.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   838      DCGT AS TTEE AND/OR CUST                                  7.7%
            FBO VARIOUS NONQUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   839      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   840      DELAWARE CHARTER GUARANTEE & TRUS                        97.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   841      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   842      DELAWARE CHARTER GUARANTEE & TRUS                        93.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   843      DELAWARE CHARTER GUARANTEE & TRUS                        97.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   844      LIFETIME 2020 FUND                                        9.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   844      LIFETIME 2030 FUND                                        9.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   844      PRINCIPAL LIFE INSURANCE CO                              69.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   850      DELAWARE CHARTER GUARANTEE & TRUS                         5.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   850      DELAWARE CHARTER GUARANTEE & TRUS                        93.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   851      DELAWARE CHARTER GUARANTEE & TRUS                        96.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   852      DELAWARE CHARTER GUARANTEE & TRUS                         8.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   852      DELAWARE CHARTER GUARANTEE & TRUSFBO VARIOUS
            QUALIFED PLANSFBO PRINCIPAL FINANCIAL GROUPATTN          91.2%
            RIS NPIO TRADE DESK711 HIGH STREETDES MOINES, IA
            50392
   853      DELAWARE CHARTER GUARANTEE & TRUS                         7.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   853      DELAWARE CHARTER GUARANTEE & TRUS                        85.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   854      LIFETIME 2020 FUND                                        5.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   854      LIFETIME 2030 FUND                                        6.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   854      PRINCIPAL LIFE INSURANCE CO                              79.3%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   855      DCGT AS TTEE AND/OR CUST                                 97.1%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   856      DCGT AS TTEE AND/OR CUST                                100.0%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   857      DCGT as TTEE and/or CUST                                 98.7%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   858      DCGT as TTEE and/or CUST                                 48.5%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High StreetDes Moines, IA 50303
   858      DCGT as TTEE and/or CUST                                 50.2%
            FBO Various NonQualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   859      DCGT AS TTEE AND/OR CUST                                 93.4%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   865      DELAWARE CHARTER GUARANTEE & TRUS                        24.3%
            FBO PRINCIPAL FINANCIAL GROUP OMNIBUS CLIENT 902
            711 HIGH STREET
            DES MOINES, IA 50303
   870      DELAWARE CHARTER GUARANTEE & TRUS                        95.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   871      DELAWARE CHARTER GUARANTEE & TRUS                        99.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   872      DELAWARE CHARTER GUARANTEE & TRUS                         9.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   872      DELAWARE CHARTER GUARANTEE & TRUS                        90.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   873      DELAWARE CHARTER GUAR & TRUST                             9.8%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   873      DELAWARE CHARTER GUARANTEE & TRUS                        86.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   874      DCGT AS TTEE AND/OR CUST                                100.0%
            FBO PRINCIPAL FINANCIAL GROUP OMNIUS WRAPPED
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   875      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   876      DELAWARE CHARTER GUARANTEE & TRUS                        96.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   877      DELAWARE CHARTER GUARANTEE & TRUS                        98.5%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   878      DELAWARE CHARTER GUARANTEE & TRUS                        84.7%
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   878      DCGT as TTEE and/or CUST                                 12.9%
            FBO Various NonQualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   879      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   880      DELAWARE CHARTER GUARANTEE & TRUS                         6.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   880      DELAWARE CHARTER GUARANTEE & TRUS                        93.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   881      DELAWARE CHARTER GUARANTEE & TRUS                        99.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   882      DELAWARE CHARTER GUARANTEE & TRUS                         8.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   882      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   883      DELAWARE CHARTER GUARANTEE & TRUS                        92.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   884      PRINCIPAL LIFE INSURANCE CO                              98.8%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   885      DELAWARE CHARTER GUARANTEE & TRUS                        95.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   886      DELAWARE CHARTER GUARANTEE & TRUS                        96.3%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   887      DELAWARE CHARTER GUARANTEE & TRUS                        93.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   888      BOARD OF TRUSTEE OF IEASO 401K                            9.4%
            FBO ILL EDU ASSOC STAFF ORG 401K
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   888      DELAWARE CHARTER GUARANTEE & TRUS                        66.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   888      J MOORHOUSE & R STINE TTEE                                7.9%
            FBO BAKERSFIELD CALIFORNIAN NQ PL. TRUSTEES
            PO BOX 81075
            BAKERSFIELD, CA 93380
   889      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   890      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   891      DCGT AS TTEE AND/OR CUST                                 99.5%
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303
   892      DELAWARE CHARTER GUARANTEE & TRUS                        92.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   892      DELAWARE CHARTER GUARANTEE & TRUS                         6.3%
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303
   893      DELAWARE CHARTER GUARANTEE & TRUS                        98.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            11 HIGH STREET
            DES MOINES, IA 50392
   894      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   900      DELAWARE CHARTER GUARANTEE & TRUS                        16.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   900      DELAWARE CHARTER GUARANTEE & TRUS                        83.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   901      DELAWARE CHARTER GUARANTEE & TRUS                        27.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   901      DELAWARE CHARTER GUARANTEE & TRUS                        72.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   902      DELAWARE CHARTER GUARANTEE & TRUS                        90.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   904      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   906      DELAWARE CHARTER GUARANTEE & TRUS                         7.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   906      DELAWARE CHARTER GUARANTEE & TRUS                        89.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   911      DELAWARE CHARTER GUARANTEE & TRUS                        11.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   911      DELAWARE CHARTER GUARANTEE & TRUS                        88.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   912      DELAWARE CHARTER GUARANTEE & TRUS                         6.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   912      DELAWARE CHARTER GUARANTEE & TRUS                        94.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   913      DELAWARE CHARTER GUARANTEE & TRUS                        10.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   913      DELAWARE CHARTER GUARANTEE & TRUS                        86.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   914      DELAWARE CHARTER GUARANTEE & TRUS                        93.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   915      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   920      DELAWARE CHARTER GUARANTEE & TRUS                        25.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   920      DELAWARE CHARTER GUARANTEE & TRUS                        74.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   921      DELAWARE CHARTER GUARANTEE & TRUS                        93.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   922      DELAWARE CHARTER GUARANTEE & TRUS                        10.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   922      DELAWARE CHARTER GUARANTEE & TRUS                        89.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   923      DELAWARE CHARTER GUARANTEE & TRUS                        14.9%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   923      DELAWARE CHARTER GUARANTEE & TRUS                        83.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   924      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   925      DELAWARE CHARTER GUARANTEE & TRUS                        29.8%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   925      DELAWARE CHARTER GUARANTEE & TRUS                        69.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   926      DELAWARE CHARTER GUARANTEE & TRUS                        93.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   927      DELAWARE CHARTER GUARANTEE & TRUS                        13.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   927      DELAWARE CHARTER GUARANTEE & TRUS                        84.1%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   928      DELAWARE CHARTER GUARANTEE & TRU                         91.4%
            SFBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   929      LIFETIME 2010 FUND                                       16.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      LIFETIME 2020 FUND                                       30.4%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      LIFETIME STRATEGIC INCOME FUND                            8.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      LIFETIME 2030 FUND                                       16.1%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      PRINCIPAL LIFE INSURANCE CO                              22.4%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   930      DELAWARE CHARTER GUARANTEE & TRUS                        16.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   930      DELAWARE CHARTER GUARANTEE & TRUS                        83.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   931      DELAWARE CHARTER GUARANTEE & TRUS                        17.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   931      DELAWARE CHARTER GUARANTEE & TRUS                        82.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   932      DELAWARE CHARTER GUARANTEE & TRUS                        11.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   932      DELAWARE CHARTER GUARANTEE & TRUS                        61.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   932      TRUSTAR                                                  24.0%
            FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899
   933      DELAWARE CHARTER GUAR & TRUST                             7.5%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   933      DELAWARE CHARTER GUARANTEE & TRUS                        24.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   933      DELAWARE CHARTER GUARANTEE & TRUS                        59.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   934      LIFETIME 2010 FUND                                       12.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   934      LIFETIME 2020 FUND                                       22.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   934      LIFETIME 2030 FUND                                       15.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   934      PRINCIPAL LIFE INSURANCE CO                              37.9%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   935      PRINCIPAL LIFE INSURANCE CO                             100.0%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   938      DCGT as TTEE and/or CUST                                 97.1%
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   940      DELAWARE CHARTER GUARANTEE & TRUS                        95.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   941      DELAWARE CHARTER GUARANTEE & TRUS                        46.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   942      DELAWARE CHARTER GUARANTEE & TRUS                        25.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   942      DELAWARE CHARTER GUARANTEE & TRUS                        69.2%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   943      DELAWARE CHARTER GUARANTEE & TRUS                        10.2%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   943      DELAWARE CHARTER GUARANTEE & TRUS                        76.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   944      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 11.5%
            RETIRED IND FIELD 5073
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      PRINCIPAL TRUST FOR LIFE INS BENEFITS FOR EE'S -
            RETIRED5016                                               6.4%
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      PRINCIPAL TRUST FOR HEALTH BENEFITS FOR IND FIELD
            - RETIRED5025                                             9.9%
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      THE PRINCIPAL TRUST FOR POST-RETIREMENT MEDICAL
            BENEFITS                                                 58.9%
            RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   950      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   952      DELAWARE CHARTER GUARANTEE & TRUS                        65.5%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   953      NPGC NON-QUALIFIED DEFERRED COMPE                         8.5%
            ATTN LEIMKUHLER LYLE
            PO BOX 29
            SAINT JOSEPH, MO 64502-0029
   953      DELAWARE CHARTER GUARANTEE & TRUS                         7.7%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   953      DELAWARE CHARTER GUARANTEE & TRUS                        83.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   960      DELAWARE CHARTER GUARANTEE & TRUS                         9.5%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   960      DELAWARE CHARTER GUARANTEE & TRUS                        90.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   961      DELAWARE CHARTER GUARANTEE & TRUS                        11.6%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   961      DELAWARE CHARTER GUARANTEE & TRUS                        88.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   962      DELAWARE CHARTER GUARANTEE & TRUS                        10.3%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   962      DELAWARE CHARTER GUARANTEE & TRUS                        85.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   963      DELAWARE CHARTER GUAR & TRUST                             7.2%
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   963      DELAWARE CHARTER GUARANTEE & TRUS                        12.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   963      DELAWARE CHARTER GUARANTEE & TRUS                        74.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   964      LIFETIME 2010 FUND                                       26.0%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2020 FUND                                       23.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2040 FUND                                       12.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2050 FUND                                        6.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME STRATEGIC INCOME FUND                            5.4%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2030 FUND                                       23.3%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   970      DELAWARE CHARTER GUARANTEE & TRUS                        13.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   970      DELAWARE CHARTER GUARANTEE & TRUS                        86.6%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   971      DELAWARE CHARTER GUARANTEE & TRUS                        10.0%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   971      DELAWARE CHARTER GUARANTEE & TRUS                        80.9%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   972      DELAWARE CHARTER GUARANTEE & TRUS                         7.4%
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   972      DELAWARE CHARTER GUARANTEE & TRUS                        90.8%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   973      DELAWARE CHARTER GUARANTEE & TRUS                        76.7%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   974      LIFETIME 2020 FUND                                       32.0%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   974      LIFETIME 2040 FUND                                       18.8%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   974      LIFETIME 2050 FUND                                       10.6%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   974      LIFETIME 2030 FUND                                       34.9%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   985      CITIZENS BUSINESS BANK                                    5.3%
            FBO AAA ELEMOTOR SALES & SERV INC RETMT SAV
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   985      DELAWARE CHARTER GUARANTEE & TRUS                        94.4%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   987      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   988      DELAWARE CHARTER GUARANTEE & TRUS                       100.0%
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   990      LIFETIME 2010 FUND                                       47.2%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   990      LIFETIME STRATEGIC INCOME FUND                           51.2%
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200


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INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS
The Manager of the Fund is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-2080. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by the Manager.


Fund(s): Partners SmallCap Growth I

Sub-Advisor: Alliance Capital Management, L.P. ("Alliance") managed $579 billion in assets as of December 31, 2005. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s): Partners LargeCap Value

Sub-Advisor: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $579 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s): Partners LargeCap Growth II and Partners LargeCap Value II

Sub-Advisor: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $100.9 billion in assets.

Fund(s): Partners SmallCap Value

Sub-Advisor: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2005, Ark Asset managed $16.7 billion in assets.

Fund(s): MidCap Value

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. At December 31, 2005, BHMS had approximately $55.4 billion in assets under management.

Fund(s): Partners LargeCap Growth II and Partners LargeCap Value
Sub-Advisor: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, New York, New York 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States, with over $102 billion in assets. The Bank of New York began offering investment services in the 1830s and as of December 31, 2005, managed more than $102 billion in investments for institutions and individuals.

Fund(s): LargeCap Growth and MidCap Growth

Sub-Advisor: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $5.9 billion in assets under management.

Fund(s): Partners SmallCap Value II

Sub-Advisor: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2005, Dimensional and its subsidiaries managed approximately $36.0 billion in assets.

Fund(s): Partners SmallCap Growth Fund II

Sub-Advisor: Emerald Advisers, Inc. ("Emerald") is a wholly-owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $2.36 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

Fund(s): Partners International and Partners MidCap Growth II

Sub-Advisor: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR and affiliates managed approximately $207.7 billion in assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

Fund(s): Partners LargeCap Blend I and Partners MidCap Value I

Sub-Advisor: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $496.1 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

Fund(s): Partners LargeCap Growth

Sub-Advisor: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2005, GMO managed $111 billion in client assets.

Fund(s): Partners Global Equity and Partners SmallCap Value I

Sub-Advisor: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2005, Morgan had total combined assets under management of approximately $847 billion.

Fund(s): Partners MidCap Value I and Partners SmallCap Value

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2005, LA Capital had assets under management of approximately $3.7 billion.

Fund(s): Partners SmallCap Growth III

Sub-Advisor: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $6.77 billion as of December 31, 2005.

Fund(s): Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap
         Value I

Sub-Advisor: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2005, Mellon Equity managed approximately $21.3 billion in assets.

Fund(s): Partners MidCap Value

Sub-Advisor: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $105.9 billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

Fund(s): Tax-Exempt Bond
Sub-Advisor: Nuveen Asset Management ("NAM") is a wholly-owned subsidiary of Nuveen Investments Inc. NAM offers advisory and investment management services to a broad range of mutual fund and separate account clients. As of December 31, 2005, NAM had approximately $79 billion in assets under management, and Nuveen Investments, Inc. and its affiliates had approximately $136 billion in assets under management. Nuveen Asset Management is located at 333 West Wacker Drive, Chicago, Illinois 60606.

Fund(s): High Yield

Sub-Advisor: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2005, Post had $8.1 billion in asset under management.

Fund(s): Real Estate Securities

Sub-Advisor: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $32.0 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


Fund(s): Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified
         International, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, Tax-Exempt Bond and Ultra Short Bond Funds.

Sub-Advisor: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Fund(s): Preferred Securities

Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $13.2 billion in asset under management.

Fund(s): Partners LargeCap Blend and Partners LargeCap Growth I

Sub-Advisor: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $269.5 billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Fund(s): Partners MidCap Growth

Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $18 billion in assets.

Fund(s): Partners LargeCap Value I and Partners SmallCap Growth II

Sub-Advisor: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at One North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $66.12 billion in assets and the Group managed approximately $581.49 billion in assets.

Fund(s): Partners SmallCap Value Fund II
Sub-Advisor: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of IXIS Asset Management North America. As of December 31, 2005, Vaughan Nelson had approximately $4.7 billion in assets under management.

Fund(s): Partners LargeCap Blend I

Sub-Advisor: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $520.7 billion of client assets.

THE SUB-SUB-ADVISORS

Principal, has entered into a sub-sub-advisory agreement with Post for the Bond & Mortgage Securities and Ultra Short Bond Funds, and with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Similarly, Fidelity has entered into a sub-sub-advisory agreement with FMR Co., Inc. for the Partners International and Partners MidCap Growth II Funds. Under the agreements, the sub-sub-advisors agree to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by Principal and oversight by the Board. Each firm, at its own expense, will provide all investment, management and administrative personnel, facilities and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreements, Principal pays each sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by each respective firm). Fidelity pays FMR Co., Inc. 50% of the sub-advisory fee it receives from each Fund. Entering into these agreements does not change the management fee that the Fund pays the Manager under its Management Agreement or the sub-advisory fee that the Manager pays Principal under its sub-advisory agreement. Principal, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.


Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Principal is named below, together with the capacities in which such person is affiliated:

 NAME                      OFFICE HELD WITH THE FUND                  OFFICE HELD WITH THE MANAGER/PRINCIPAL
 ----                      -------------------------                  --------------------------------------
 John E. Aschenbrenner     Director                                   Director (Manager)
 Craig L. Bassett          Treasurer                                  Treasurer (Manager)
 Michael J. Beer           Executive Vice President &                 Executive Vice President  &
                           Principal Accounting Officer               Chief Operating Officer (Manager)
 David J. Brown            Chief Compliance Officer                   Senior Vice President (Manager)
 Jill R. Brown             Vice President & Chief Financial Officer   Vice President & Chief Financial Officer (Manager)
 Ralph C. Eucher           Director, CEO & President                  Director and President (Manager)
 Ernest H. Gillum          Vice President & Assistant Secretary       Vice President - Product Development (Manager)
 David W. Miles            Senior Vice President and Secretary        Senior Vice President (Manager)
 Layne A. Rasmussen        Vice President & Controller                Vice President & Controller (Manager)
 Michael D. Roughton       Counsel                                    Counsel (Manager; Principal)
 James F. Sager            Assistant Secretary                        Vice President (Manager)
 Jean B. Schustek          Vice President & Assistant Secretary       Vice President - Registered Products (Manager)
 Larry D. Zimpleman        Director & Chairman of the Board           Director & Chairman of the Board (Manager)



CODES OF ETHICS
The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. The Manager has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC. A copy will also be provided upon request, which may be made by contacting the Fund.

PROXY VOTING POLICIES
The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund's Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B.

Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.


FEES PAID TO THE MANAGER
The Manager is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities                 0.54%     Partners MidCap Growth       1.00%
       Disciplined LargeCap
       Blend                      0.60%     Partners MidCap Growth I     1.00%
       Diversified                          Partners MidCap Growth
       International              0.90%     II                           1.00%
       Equity Income              0.60%     Partners MidCap Value        1.00%
       Government & High
       Quality Bond               0.40%     Partners MidCap Value I      1.00%
       High Quality
       Intermediate-Term Bond     0.40%     Partners SmallCap Blend      1.00%
                                            Partners SmallCap Growth
       High Yield                 0.65%     I                            1.10%
                                            Partners SmallCap Growth
       Inflation Protection       0.40%     II                           1.00%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     III                          1.10%
       International Growth       1.00%     Partners SmallCap Value      1.00%
                                            Partners SmallCap Value
       LargeCap Growth            0.55%     I                            1.00%
                                            Partners SmallCap Value
       LargeCap S&P 500 Index     0.15%     II                           1.00%
       LargeCap Value             0.45%     Preferred Securities         0.75%
       MidCap Blend               0.65%     Principal LifeTime 2010    0.1225%
       MidCap Growth              0.65%     Principal LifeTime 2020    0.1225%
       MidCap S&P 400 Index       0.15%     Principal LifeTime 2030    0.1225%
       MidCap Value               0.65%     Principal LifeTime 2040    0.1225%
       Money Market               0.40%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       Partners Global Equity     0.95%     Strategic Income           0.1225%
       Partners International     1.10%     Real Estate Securities       0.85%
       Partners LargeCap Blend    0.75%     Short-Term Bond              0.40%
       Partners LargeCap Blend
       I                          0.45%     SmallCap Blend               0.75%
       Partners LargeCap Growth   1.00%     SmallCap Growth              0.75%
       Partners LargeCap Growth
       I                          0.74%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Growth
       II                         1.00%     SmallCap Value               0.75%
       Partners LargeCap Value    0.78%     Tax-Exempt Bond              0.50%
       Partners LargeCap Value
       I                          0.80%     Ultra Short Bond             0.40%
       Partners LargeCap Value
       II                         0.85%



The management fee schedules for the Funds are as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Bond & Mortgage Securities        0.55%       0.53%       0.51%        0.50%
Disciplined LargeCap Blend        0.60        0.58        0.56         0.55
Diversified International         0.90        0.88        0.86         0.85
Equity Income                     0.60        0.58        0.56         0.55
Government & High Quality
Bond                              0.40        0.38        0.36         0.35
High Quality
Intermediate-Term Bond            0.40        0.38        0.36         0.35
High Yield                        0.65        0.63        0.61         0.60
Inflation Protection              0.40        0.38        0.36         0.35
International Emerging
Markets                           1.35        1.33        1.31         1.30
International Growth              1.00        0.98        0.96         0.95
LargeCap Growth                   0.55        0.53        0.51         0.50
LargeCap S&P 500 Index            0.15        0.15        0.15         0.15
LargeCap Value                    0.45        0.43        0.41         0.40
MidCap Blend                      0.65        0.63        0.61         0.60
MidCap Growth                     0.65        0.63        0.61         0.60
MidCap S&P 400 Index              0.15        0.15        0.15         0.15
MidCap Value                      0.65        0.63        0.61         0.60
Money Market                      0.40        0.39        0.38         0.37
Partners Global Equity            0.95        0.93        0.91         0.90
Partners International            1.10        1.08        1.06         1.05
Partners LargeCap Blend           0.75        0.73        0.71         0.70
Partners LargeCap Blend I         0.45        0.43        0.41         0.40
Partners LargeCap Growth          1.00        0.98        0.96         0.95
Partners LargeCap Growth I        0.75        0.73        0.71         0.70
Partners LargeCap Growth II       1.00        0.98        0.96         0.95
Partners LargeCap Value           0.80        0.78        0.76         0.75
Partners LargeCap Value I         0.80        0.78        0.76         0.75
Partners LargeCap Value II        0.85        0.83        0.81         0.80
Partners MidCap Growth            1.00        0.98        0.96         0.95
Partners MidCap Growth I          1.00        0.98        0.96         0.95
Partners MidCap Growth II         1.00        0.98        0.96         0.95
Partners MidCap Value             1.00        0.98        0.96         0.95
Partners MidCap Value I           1.00        0.98        0.96         0.95
Partners SmallCap Blend           1.00        0.98        0.96         0.95
Partners SmallCap Growth I        1.10        1.08        1.06         1.05
Partners SmallCap Growth II       1.00        0.98        0.96         0.95
Partners SmallCap Growth III      1.10        1.08        1.06         1.05
Partners SmallCap Value           1.00        0.98        0.96         0.95
Partners SmallCap Value I         1.00        0.98        0.96         0.95
Partners SmallCap Value II        1.00        0.98        0.96         0.95
Preferred Securities              0.75        0.73        0.71         0.70
Principal LifeTime 2010         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2020         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2030         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2040         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2050         0.1225      0.1225      0.1225       0.1225
Principal LifeTime Strategic
Income                          0.1225      0.1225      0.1225       0.1225
Real Estate Securities            0.85        0.83        0.81         0.80
Short-Term Bond f/k/a High
Quality Short-Term Bond           0.40        0.38        0.36         0.35
SmallCap Blend                    0.75        0.73        0.71         0.70
SmallCap Growth                   0.75        0.73        0.71         0.70
SmallCap S&P 600 Index            0.15        0.15        0.15         0.15
SmallCap Value                    0.75        0.73        0.71         0.70
Tax-Exempt Bond                   0.50        0.48        0.46         0.45
Ultra Short Bond f/k/a
Capital Preservation              0.40        0.39        0.38         0.37

Under the terms of the Management Agreement, the Manager is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with the Manager; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. The Manager is also responsible for providing portfolio accounting services and transfer agent services, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to additional agreements with the Fund. Currently these services are provided by the Manager to the Institutional Class, Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred classes at no charge. The Manager is also responsible for providing certain shareholder services to the Advisors Select, Advisors Preferred, Advisors Signature, Select and Preferred share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the expenses paid by the Class J shares of the following Funds and, if necessary, pay expenses normally payable by each such Fund's Class J shares through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed the following percentages:

       High Quality Intermediate-Term Bond                            1.35     Principal LifeTime 2010      0.75
       Inflation Protection                                           1.15     Principal LifeTime 2020      0.75
       Partners LargeCap Growth                                       1.75     Principal LifeTime 2030      0.75
       Partners LargeCap Growth II                                    1.75     Principal LifeTime 2040      0.75
       Partners SmallCap Growth I                                     2.05     Principal LifeTime 2050      0.75
                                                                               Principal LifeTime
       Partners SmallCap Growth II                                    2.05     Strategic Income             0.75
       Partners SmallCap Value                                        1.95     Ultra Short Bond             1.20
       Preferred Securities                                           1.60





The voluntary expense limits in place for Class J shares through the period ended February 28, 2006 maintained operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) which did not to exceed the following percentages:

       Bond & Mortgage Securities       1.35     Partners MidCap Value    1.95
       Government & High Quality                 Partners SmallCap
       Bond                             1.35     Growth I                 2.05
       High Quality                              Partners SmallCap
       Intermediate-Term Bond           1.35     Growth II                2.05
                                                 Partners SmallCap
       Inflation Protection             1.35     Value                    1.95
       International Growth             2.10     Preferred Securities     1.60
                                                 Principal LifeTime
       Money Market                     1.35     2050                     1.70
       Partners LargeCap Growth         1.75     Short-Term Bond          1.35
       Partners LargeCap Growth I       1.75     SmallCap Value           1.70
       Partners LargeCap Growth II      1.75     Ultra Short Bond         1.35
       Partners MidCap Growth           1.95



The Manager has contractually agreed to limit the Fund's expenses for Class A and Class B shares of certain Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

                                       CLASS A   CLASS B        EXPIRATION
                                       -------   -------        ----------
       Bond & Mortgage Securities       0.94        1.60       June 30, 2009
       Inflation Protection Fund        0.90*        N/A     February 28, 2007
       MidCap Blend                     1.02        1.32       June 30, 2008
       Money Market                      N/A        1.60*    February 28, 2007
       Partners LargeCap Growth II      1.70         N/A     February 28, 2007
       Partners MidCap Growth           1.75        2.50       June 30, 2008
       Partners MidCap Growth I         1.75         N/A     February 28, 2007
       Partners MidCap Value            1.75        2.50     February 28, 2007
       Partners SmallCap Growth II      1.95        2.70       June 30, 2008
       Preferred Securities             1.00*        N/A     February 28, 2007
       Principal LifeTime 2010          0.50*        N/A     February 28, 2007
       Principal LifeTime 2020          0.50*       1.25*    February 28, 2007
       Principal LifeTime 2030          0.50*       1.25*    February 28, 2007
       Principal LifeTime 2040          0.50*       1.25*    February 28, 2007
       Principal LifeTime 2050          0.50*       1.25*    February 28, 2007
       Principal LifeTime Strategic
       Income                           0.50*       1.25*    February 28, 2007
       SmallCap Value                   1.45*       2.20*    February 28, 2007
       Tax-Exempt Bond                  0.76        1.15       June 30, 2008
       Ultra Short Bond                 0.75*        N/A     February 28, 2007
      ///* /Effective March 1, 2006

Fees paid for investment management services during the periods indicated were as follows:

                              MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                              -----------------
 FUND                             2005             2004             2003
 ----                             ----             ----             ----
 Bond & Mortgage Securities     5,132,094       2,688,040        1,193,461
 Disciplined LargeCap Blend     2,484,913         153,994          54,442/(1)/
 Diversified International      2,283,907         745,729          363,615
 Equity Income Fund              564,610/(2)/
 Government & High Quality
 Bond                             916,595         438,596          361,137
 High Quality
 Intermediate-Term Bond           370,871         240,603          103,463
 High Yield                      245,108/(3)/
 Inflation Protection            152,501/(3)/
 International Emerging
 Markets                        1,077,236         357,526          151,101
 International Growth           5,444,797       3,091,203        1,639,445
 LargeCap Growth                1,766,507         604,743          275,615
 LargeCap S&P 500 Index           948,572         899,740          349,601
 LargeCap Value                 1,282,322         460,338          237,121
 MidCap Blend                   2,079,396         452,794          199,946
 MidCap Growth                    124,298         130,927           45,810
 MidCap S&P 400 Index             120,885          74,404           38,154
 MidCap Value                     654,579         427,898          209,363
 Money Market                   1,601,301         715,144          374,334
 Partners Global Equity           69,130/(4)/
 Partners International         4,289,099        835,381/(5)/
 Partners LargeCap Blend        5,180,187       3,816,625        1,993,626
 Partners LargeCap Blend I        408,998         129,570           75,350
 Partners LargeCap Growth       1,317,923         106,940          51,601/(1)/
 Partners LargeCap Growth I     6,070,305       5,138,429        3,419,862
 Partners LargeCap Growth II    5,283,105       1,399,401          310,358
 Partners LargeCap Value       12,192,603       9,526,884        6,121,718
 Partners LargeCap Value I      1,151,198         17,053/(6)/
 Partners LargeCap Value II      896,443/(3)/
 Partners MidCap Growth         1,615,525         366,292          107,205
 Partners MidCap Growth I       2,011,387        639,467/(5)/
 Partners MidCap Growth II     2,330,011/(3)/
 Partners MidCap Value          4,369,396       1,797,583          655,897
 Partners MidCap Value I        4,266,927       1,248,775/(5)/
 Partners SmallCap Blend        2,040,434         815,310          29,414/(1)/
 Partners SmallCap Growth I     1,142,276         886,227          870,815
 Partners SmallCap Growth II    3,800,328       2,462,995          850,367
 Partners SmallCap Growth
 III                              763,865         21,005/(6)/
 Partners SmallCap Value        3,094,810       2,420,186        1,687,225
 Partners SmallCap Value I      1,934,248         878,429         260,441/(1)/
 Partners SmallCap Value II     1,471,842          84,203
 Preferred Securities           2,067,479       1,282,198          570,777
 Principal LifeTime 2010          549,232         281,820          104,031
 Principal LifeTime 2020          860,943         403,222          138,346
 Principal LifeTime 2030          727,582         384,217          135,132
 Principal LifeTime 2040          292,998         127,700           44,557
 Principal LifeTime 2050          131,676          63,674           19,646
 Principal LifeTime
 Strategic Income                 264,658         114,614           44,486
 Real Estate Securities         4,924,525       2,459,268          849,583
 Short-Term Bond                  393,548         199,011          123,799
 SmallCap Blend                 1,293,621         640,271          269,183
 SmallCap Growth                  220,898         187,554          105,235
 SmallCap S&P 600 Index           310,146         139,801           48,853
 SmallCap Value                   654,297         328,987          153,609
 Tax-Exempt Bond                 816,158/(7)/
 Ultra Short Bond                 324,495         333,736          174,476



/ //(1)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.

/ //(2)/ Portion of the amount shown is that of Principal Equity Income Fund,
 Inc. (predecessor to Equity Income Fund).
/ //(3)/ Period from December 29, 2004 (date operations commenced) through
 October 31, 2005.
/ //(4)/ Period from March 1, 2005 (date operations commenced) through October
 31, 2005.

/ //(5)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(6)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.
/ //(7)/ Portion of the amount shown is that of Principal Tax-Exempt Bond Fund, Inc. (predecessor to Tax-Exempt Bond Fund).





Sub-Advisory Agreements for the Funds
-------------------------------------


FUNDS FOR WHICH PRINCIPAL SERVES AS SUB-ADVISOR . Principal is Sub-Advisor for each Fund identified below in Tables A, B and C. The Manager pays Principal a fee, computed and paid monthly, at an annual rate as shown below.


To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:
.. Principal Life non-registered separate account sub-advised by Principal with assets invested primarily in fixed-income securities (except money market separate accounts);
.. Principal Life sponsored mutual fund sub-advised by Principal with assets invested primarily in fixed-income securities (except money market mutual funds); and
.. assets of the Principal Variable Contracts Fund, Inc. - Balanced Account. The calculation does not include any portion of such mutual funds and/or separate accounts for which advisory services are provided, directly or indirectly, by employees of Post Advisory Group, LLC ("Post").

To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by Principal with the same investment mandate (e.g. midcap value) in
.. (a) Principal Life non-registered separate account sub-advised by Principal
  and
.. (b) Principal Life sponsored mutual fund sub-advised by Principal.

For any Fund for which investment advisory services are provided, directly or indirectly, by employees of Post, the Manager pays a fee equal to an annual rate of 0.30% for the portion of the net assets for which Post provides investment advisory services.

                                               TABLE A
                                       NET ASSET VALUE OF FUND
                         ---------------------------------------------------
                            FIRST         NEXT         NEXT           OVER
 FUND                     $5 BILLION   $1 BILLION   $4 BILLION    $10 BILLION
 ----                    -----------   ----------   ----------    -----------
 Bond & Mortgage
 Securities, Government
 & High Quality Bond,
 High Quality
 Intermediate-Term
 Bond, Inflation
 Protection, Short-Term
 Bond, Tax-Exempt Bond*
 and Ultra Short Bond      0.1126%       0.0979%      0.0930%       0.0881%
*The fee paid to Principal for services provided to the Tax-Exempt Bond Fund is reduced by the amount of the sub-advisory fee the Fund pays to Nuveen
 Asset Management.




                                                                          TABLE B
                                                                  NET ASSET VALUE OF FUND
                             -------------------------------------------------------------------------------------------------
                                FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND                         $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----                        ------------  -----------  -------------  -------------  ------------  ------------   ------------
 Disciplined LargeCap
 Blend, Equity Income and
 LargeCap Value                0.2643%       0.2448%       0.2154%        0.1762%       0.1273%       0.0881%        0.0587%
 Diversified International
 and International Growth      0.3427        0.2741        0.1958         0.1566        0.1175        0.0979         0.0783





                            FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
                         $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
                         -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Blend and
 MidCap Value (PGI)      0.3916%           0.3133%          0.2643%           0.2252%           0.1762%                   0.1273%
 SmallCap Blend,
 SmallCap Growth and
 SmallCap Value          0.4699            0.3524           0.2643            0.2448            0.2154                    0.1762
                              OVER
                          $1.5 BILLION
                          ------------
 MidCap Blend and         0.0783%
 MidCap Value (PGI)
 SmallCap Blend,          0.1175
 SmallCap Growth and
 SmallCap Value

                                                 TABLE C
 FUND                              SUB-ADVISOR FEE AS A % OF NET ASSETS
 ----                              ------------
 International
 Emerging Markets                                0.4895%
 LargeCap S&P 500
 Index                                           0.0147
 MidCap S&P 400 Index                            0.0147
 Money Market                                    0.0734
 Principal LifeTime
 2010                                            0.0416
 Principal LifeTime
 2020                                            0.0416
 Principal LifeTime
 2030                                            0.0416
 Principal LifeTime
 2040                                            0.0416
 Principal LifeTime
 2050                                            0.0416
 Principal LifeTime
 Strategic Income                                0.0416
 SmallCap S&P 600
 Index                                           0.0147




ALL OTHER FUNDS.

                                                           SUB-ADVISOR FEE
 FUND                                                   AS A % OF NET ASSETS
 ----                                                   ---------------------
 High Yield                                                     0.30%
 Partners MidCap Growth and Partners SmallCap Value II
 - DFA                                                          0.50
 Tax-Exempt Bond - Nuveen                                       0.60




                                                       NET ASSET VALUE OF FUND
                  -------------------------------------------------------------------------------------------------
                     FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND              $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----             ------------  -----------  -------------  -------------  ------------  ------------   ------------
 LargeCap Growth     0.27%         0.25%         0.22%          0.18%         0.13%         0.09%          0.06%




                                                              NET ASSET VALUE OF FUND
                ----------------------------------------------------------------------------------------------------------
                     FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
 FUND             $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
 ----             -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Growth      0.40%             0.32%            0.27%             0.23%             0.18%                     0.13%


                       OVER
 FUND              $1.5 BILLION
 ----              ------------
 MidCap Growth       0.08%




                                             NET ASSET VALUE OF FUND
                        -----------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION   $100 MILLION
 ----                   ------------  -----------  -----------  -----------   ------------
 MidCap Value - BHMS       0.80%         0.60%        0.50%        0.40%         0.35%




                                                       NET ASSET VALUE OF FUND
                              FIRST          NEXT          NEXT          NEXT          NEXT          OVER
 FUND                       $50 MILLION  $100 MILLION  $150 MILLION  $200 MILLION  $500 MILLION   $1 BILLION
 ----                      ------------  ------------  ------------  ------------  ------------   ----------
 Partners Global Equity       0.55%         0.45%         0.40%         0.35%         0.30%         0.25%



                                                                  NET ASSET VALUE OF FUND
                        ------------------------------------------------------------------------------------------------------------
                                FIRST                    NEXT                    NEXT                    NEXT
                             $50 MILLI ON           $200 MILLIO N           $350 MILLIO N           $400 MILLIO N
                            -------------           -------------           -------------           -------------
 FUND
 ----
 Partners LargeCap
 Blend                          0.40%                   0.35%                   0.30%                   0.275%
 In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance
 Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.




                                  OVER
 FUND                          $1 BILLION
 ----                          ----------
 Partners LargeCap       0.275% on all assets
 Blend
 In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance
 Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $500 MILLION   $750 MILLION
 ----                                ------------  ------------   ------------
 Partners International                 0.45%         0.40%          0.35%




                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST         NEXT          OVER
 FUND                                  $500 MILLION  $1 BILLION   $1.5 BILLION
 ----                                 -------------  ----------   ------------
 Partners LargeCap Blend I - GSAM         0.15%        0.12%         0.10%




                                                    NET ASSET VALUE OF FUND
                                                  ---------------------------
                                                      FIRST           OVER
 FUND                                              $500 MILLION   $500 MILLION
 ----                                             -------------   ------------
 Partners LargeCap Blend I - Wellington
 Management                                           0.25%          0.20%




                                       NET ASSET VALUE OF FUND
                        -----------------------------------------------------
                            FIRST          NEXT          NEXT          OVER
 FUND                    $250 MILLION  $250 MILLION  $500 MILLION   $1 BILLION
 ----                   -------------  ------------  ------------   ----------
 Partners LargeCap
 Growth                     0.41%         0.33%         0.25%         0.20%




                                                                  NET ASSET VALUE OF FUND
                        ------------------------------------------------------------------------------------------------------------
                                            FIRST                                            NEXT
 FUND                                    $250 MILLION                                    $250 MILLION
 ----                                    ------------                                    ------------
 Partners LargeCap
 Growth I                                   0.400%                                          0.375%
 The Sub-Advisory Fees on all assets through the period ending July 31, 2006 is 0.350%.
 The above fee schedule will be in place subsequent to the period ending July 31, 2006. Prior to July 31, 2006, a transitional fee of 0.350% will be applied to all assets of the Fund. In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.


                                 OVER
 FUND                        $500 MILLION
 ----                        ------------
 Partners LargeCap      0.350 % on all assets
 Growth I
 The Sub-Advisory Fees on all assets through the period ending July 31, 2006 is 0.350%.
 The above fee schedule will be in place subsequent to the period ending July 31, 2006. Prior to July 31, 2006, a transitional fee of 0.350% will be applied to all assets of the Fund. In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.




                                            NET ASSET VALUE OF FUND
                                   ---------------------------------------
                                     FIRST      NEXT       NEXT        OVER
                                      $50       $200       $500     $750 MILLIO
                                   MILLI ON   MILLIO N   MILLIO N   -----N-----
 FUND                              --------   --------   --------        -
 ----
 Partners LargeCap Growth II
 - American Century                  0.45%      0.40%      0.35%       0.30%



                                                               NET ASSET VALUE OF FUND
                             -------------------------------------------------------------------------------------------
                                FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           OVER
 FUND                         $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                        ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value -                                                                                      0.200%
 Bernstein                      0.600%       0.500%       0.400%       0.300%       0.250%       0.225%


                                                                 NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT         NEXT         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION  $300 MILLION   $500 MILLION
 ----                   ------------  -----------  -----------  -----------  -----------  -----------  ------------   ------------
 Partners LargeCap
 Value I                   0.600%       0.500%       0.400%       0.300%       0.250%       0.225%        0.200%         0.180%

                                        NET ASSET VALUE OF FUND
                        -------------------------------------------------------
                            FIRST          NEXT          NEXT           OVER
 FUND                    $200 MILLION  $300 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------   ------------
 Partners LargeCap
 Value II                   0.40%         0.35%         0.30%          0.28%




                                                    NET ASSET VALUE OF FUND
                                                   --------------------------
                                                      FIRST           OVER
 FUND                                               $50 MILLION    $50 MILLION
 ----                                              ------------   ------------
 Partners MidCap Growth I                             0.40%          0.35%




                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $250 MILLION   $500 MILLION
 ----                               -------------  ------------   ------------
 Partners MidCap Growth II              0.45%         0.40%          0.35%




                                               NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT           OVER
 FUND                    $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------  ------------   ------------
 Partners MidCap Value     0.500%         0.475%        0.450%        0.425%         0.400%




                                                                  NET ASSET VALUE OF FUND
                        ----------------------------------------------------------------------------------------------
                                FIRST                           NEXT                        NEXT            NEXT
 FUND                         $25 MILLION                    $25 MILLION                $75 MILLION     $225 MILLION
 ----                        ------------                    -----------                -----------     ------------
 Partners MidCap Value
 I - GSAM                       0.60%                           0.55%                      0.50%            0.45%
                                      If assets exceed $75  million, the fee on the first $50 million will be 0.50%
 Partners MidCap Value
 I - LA Capital                         0.30 % for all assets managed


                              OVER
 FUND                     $350 MILLION
 ----                     ------------
 Partners MidCap Value        0.40%
 I - GSAM

 Partners MidCap Value
 I - LA Capital




                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Blend, Partners
 SmallCap Value and Partners
 SmallCap Value I                       0.50%         0.45%          0.35%




                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                         FIRST         NEXT           OVER
 FUND                                  $25 MILLION  $75 MILLION   $100 MILLION
 ----                                 ------------  -----------   ------------
 Partners SmallCap Growth I              0.65%         0.60%         0.55%



                                                  NET ASSET VALUE OF FUND
                                              ----------------------------
                                                FIRST      NEXT        OVER
                                                 $50       $250     $300 MILLIO
                                              MILLI ON   MILLIO N   -----N-----
 FUND                                         --------   --------        -
 ----
 Partners SmallCap Growth II - UBS              0.60%      0.55%       0.45%


                                             NET ASSET VALUE OF FUND
                                    --------------------------------------
                                      FIRST      NEXT      NEXT        OVER
                                       $10       $40       $150     $200 MILLIO
                                    MILLI ON   MILLI ON  MILLIO N   -----N-----
 FUND                               --------   --------  --------        -
 ----
 Partners SmallCap Growth II -
 Emerald                              0.75%     0.60%      0.50%       0.45%



                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $150 MILLION  $150 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Growth III           0.60%         0.55%          0.50%

                                             NET ASSET VALUE OF FUND
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Value II -
 Vaughan Nelson                         0.50%         0.45%          0.35%




                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $150 MILLION   $250 MILLION
 ----                               -------------  ------------   ------------
 Preferred Securities                   0.35%         0.30%          0.20%




                                              NET ASSET VALUE OF FUND
                                         FIRST         NEXT           OVER
 FUND                                  $1 BILLION  $500 MILLION   $1.5 BILLION
 ----                                  ----------  ------------   ------------
 Real Estate Securities                 0.4895%      0.4405%        0.3916%




Cash Management Sub-Advisory Agreement for the Funds
----------------------------------------------------
The Manager has entered into a Cash Management Sub-Advisory Agreement with Principal pursuant to which Principal agrees to perform all of the cash management investment advisory responsibilities of the Manager for each Fund that is sub-advised by either Principal - REI or Spectrum. The Manager pays Principal an amount representing Principal's actual cost providing such services and assuming such operations.

Investment Service Agreements
-----------------------------
An Investment Service Agreement between Principal and Principal Real Estate Investors, LLC provides that Principal Real Estate Investors will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Sub-Advisory Agreement with respect to the Equity Income Fund. The Agreement further provides that Principal will reimburse Principal Real Estate Investors for costs incurred in this regard.

An Investment Service Agreement between Principal and Post Advisory Group, LLC provides that Post will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Sub-Advisory Agreement with respect to the Short-Term Bond Fund. The Agreement further provides that Principal will reimburse Post for costs incurred in this regard.



Fees paid for Sub-Advisory services during the periods indicated were as follows:

                              SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31
                              ---------------------------------------------
 FUND                             2005          2004              2003
 ----                             ----          ----              ----
 Bond & Mortgage Securities      965,821        489,690           202,408
 Disciplined LargeCap Blend      737,975         26,676            8,672/(//1//)/
 Diversified International       253,035         87,311            43,482
 Equity Income                    57,334
 Government & High Quality
 Bond f/k/a Government
 Securities                      237,361        112,697            88,782
 High Quality
 Intermediate-Term Bond           95,143         58,966            25,884
 High Yield                       97,221
 Inflation Protection             37,515
 International Emerging
 Markets                         381,019        126,291            53,596
 International Growth            540,383        402,164           336,766
 LargeCap Growth                 420,546        125,152            32,966
 LargeCap S&P 500 Index           92,098         88,110            32,078
 LargeCap Value                  388,294        124,547            50,249
 MidCap Blend                    456,095         92,119            28,341
 MidCap Growth                    57,498         51,963            12,432
 MidCap S&P 400 Index             11,626          7,201             3,700
 MidCap Value                    238,799        115,018            30,773
 Money Market                    285,990        129,565            65,786
 Partners Global Equity           40,028
 Partners International        1,683,058       342,873/(2)/
 Partners LargeCap Blend       2,074,683      1,525,528           726,782
 Partners LargeCap Blend I       140,842         41,827            26,024
 Partners LargeCap Growth        503,990         41,038           23,233/(//1//)/
 Partners LargeCap Growth I    2,759,550      1,755,858         1,161,282
 Partners LargeCap Growth
 II                            2,085,021        698,830           167,477
 Partners LargeCap Value       3,325,819      2,604,172         1,749,113
 Partners LargeCap Value I       438,232        12,829/(3)/
 Partners LargeCap Value II      421,955
 Partners MidCap Growth          808,179        183,597            52,479
 Partners MidCap Growth I        723,574       235,545/(2)/
 Partners MidCap Growth II     1,004,994
 Partners MidCap Value         2,029,861        876,162           326,071
 Partners MidCap Value I       1,934,024       597,749/(2)/
 Partners SmallCap Blend         968,804        396,780           14,723/(//1//)/
 Partners SmallCap Growth I      623,616        451,286           467,000
 Partners SmallCap Growth
 II                            2,078,467      1,362,138           481,956
 Partners SmallCap Growth
 III                             416,901        11,486/(3)/
 Partners SmallCap Value       1,477,171      1,143,107           805,497
 Partners SmallCap Value I       923,990        439,225          130,411/(//1)/
 Partners  SmallCap Value
 II                              736,338        42,228/(3)/
 Preferred Securities            922,498       383,753/(2)/
 Principal LifeTime 2010         181,571         93,337            33,729
 Principal LifeTime 2020         283,309        133,052            44,559
 Principal LifeTime 2030         240,712        128,111            42,433
 Principal LifeTime 2040          96,223         41,962            14,464
 Principal LifeTime 2050          43,085         21,103             6,194
 Principal Lifetime
 Strategic Income                 86,547         37,851            14,392
 Real Estate Securities        3,046,527      1,554,098           499,540
 Short-Term Bond f/k/a High
 Quality Short-Term Bond         101,559         45,853            22,512
 SmallCap Blend                  325,799        180,544            83,134
 SmallCap Growth                  83,660         66,935             3,249
 SmallCap S&P 600 Index           29,737         13,404             4,474
 SmallCap Value                  247,839        121,251            49,633
 Tax-Exempt Bond                  58,208
 Ultra Short Bond f/k/a
 Capital Preservation             69,929        132,079            81,049

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(2)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(3)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.

Principal Underwriter
---------------------
Princor received underwriting fees from the sale of shares as follows:

                                             UNDERWRITING FEES
                                       FOR PERIODS ENDED OCTOBER 31,
                                  -------------------------------------
 FUND                               2005            2004            2003
 ----                               ----            ----            ----
 Bond & Mortgage Securities        294,296          99,544         79,698
 Disciplined LargeCap Blend        77,696/(4)/
 Diversified International         286,335          27,421         13,757
 Equity Income                     116,876/(4)/
 Government & High Quality Bond    214,484          74,082         85,944
 High Quality Intermediate-Term
 Bond                                8,681          13,111         14,966
 Inflation Protection              22,590/(1)/
 International Emerging Markets    127,886          14,286          3,105
 International Growth               18,248           6,688          3,576
 LargeCap Growth                   199,805           8,420          6,828
 LargeCap S&P 500 Index            152,974         133,840         88,466
 LargeCap Value                    190,577           9,935          4,471
 MidCap Blend                      438,134          39,839         17,564
 MidCap Growth                       8,293           6,902          4,230
 MidCap S&P 400 Index                5,459           6,318          6,863
 MidCap Value                       35,082          39,869         26,941
 Money Market                       78,061          87,923         89,282
 Partners LargeCap Blend           181,269          22,210         10,951
 Partners LargeCap Blend I         108,625           9,048          6,585
 Partners LargeCap Growth            7,396           5,046           349/(//2//)/
 Partners LargeCap Growth I         84,307           8,759          4,210
 Partners LargeCap Growth II         9,534           2,938          2,736
 Partners LargeCap Value           175,752          23,263         10,135
 Partners MidCap Growth             56,596           8,550          3,696
 Partners MidCap Growth I           2,207/(5)/
 Partners MidCap Value              65,667          13,833          7,217
 Partners SmallCap Growth I          3,248           9,033          2,900
 Partners SmallCap Growth II        54,077           3,023          1,791
 Partners SmallCap Value               819           1,347          4,838
 Preferred Securities               40,193          4,023/(//3//)/
 Principal LifeTime 2010            38,655          39,613          8,598
 Principal LifeTime 2020           115,301          79,585         26,819
 Principal LifeTime 2030           178,579          65,709         25,164
 Principal LifeTime 2040           171,240          20,441          7,277
 Principal LifeTime 2050            82,520           2,495          1,510
 Principal Lifetime Strategic
 Income                             15,703          14,534          3,627
 Real Estate Securities            214,854          39,498         28,899
 Short-Term Bond                    73,893          46,790         22,106
 SmallCap Blend                    148,121          45,328         23,026
 SmallCap Growth                    12,788          17,309          6,516
 SmallCap S&P 600 Index             25,294          11,488          9,406
 SmallCap Value                     42,446          11,318          6,452
 Tax-Exempt Bond                   42,123/(4)/
 Ultra Short Bond                   18,943          39,971         29,548

/ //(1)/ Period from December 29, 2004 (date operations commenced) through
 October 31, 2005.
/ //(//2//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(//3//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.

/ //(4)/ Period from June 28, 2005 (date operations commenced for Class A and
 Class B shares) through October 31, 2005.
 /(5)/ Period from June 28, 2005 (date operations commenced for Class A shares) through October 31, 2005.



MULTIPLE CLASS STRUCTURE


The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. Under this plan, each Fund (except High Yield which offers only Institutional Class shares) offers six classes of shares:
Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class and Advisors Preferred Class. In addition, each Fund (except Disciplined LargeCap Blend, Partners Global Equity, Partners International, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth I, Partners MidCap Growth II and Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth III, Partners SmallCap Value I and Partners SmallCap Value II Funds) offers Class J shares.


Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class A shares are offered by the Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, Inflation Protection, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, Money Market, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners SmallCap Growth II, Preferred Securities, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Value, Tax-Exempt Bond and Ultra Short Bond Funds.


Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge on shares redeemed within six years of purchase. Class B shares are offered by the Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, International Emerging Markets, LargeCap Growth, LargeCap Value, MidCap Blend, Money Market, Partners

LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth II, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap Blend, SmallCap Value and Tax-Exempt Bond Funds.


The Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge.


The Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds.


The Advisors Select, Advisors Signature, Advisors Preferred and Select share classes are subject to asset based charges (described below).


The Class J shares are sold without any front-end sales charge. A contingent deferred sales charge (CDSC) of 1% is imposed if Class J shares are redeemed within 18 months of purchase. The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out (SAFO) program;
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code;
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of December 31 of the prior year));
.. that were purchased through the Principal Income IRA; or .. that were purchased through Principal Passage, a fee-based brokerage account.

Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Class shares are absorbed by the Manager. The Manager receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Class shares pay the Manager a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.


Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature,
---------------------------------------------------------------------------
Preferred and Select Classes only)
----------------------------------
The Service Agreement provides for the Manager to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
.. responding to plan sponsor and plan member inquiries;
.. providing information regarding plan sponsor and plan member investments; and .. providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay the Manager service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class; 0.25% of the average daily net assets of the Advisors Signature, Class, 0.17% of the average daily net assets of the Advisors Preferred Class; and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


Administrative Service Agreement (Advisors Preferred, Advisors Select, Advisors
-------------------------------------------------------------------------------
Signature, Preferred and Select Classes only)
---------------------------------------------
The Administrative Service Agreement provides for the Manager to provide services to beneficial owners of Fund shares. Such services include:
.. receiving, aggregating and processing purchase, exchange and redemption requests from plan shareholders;
.. providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
.. processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
.. acting as shareholder of record and nominee for plans;
.. maintaining account records for shareholders and/or other beneficial owners;

.. providing notification to plan shareholders of transactions affecting their accounts;
.. forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
.. distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
.. other similar administrative services.

As compensation for these services, the Fund will pay the Manager service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class; 0.28% of the average daily net assets of the Advisors Signature, Class, 0.15% of the average daily net assets of the Advisors Preferred Class; 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


The Manager may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with the Manager, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve the Manager of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of the Manager.


Accounting Services Agreement (all share classes)
-------------------------------------------------
The Fund has entered into an agreement pursuant to which the Manager has agreed to provide all accounting services customarily required by investment companies. The services provided under this agreement are currently provided at no cost to the fund. The accounting services include:
.. Maintaining fund general ledger and journal;
.. Preparing and recording disbursements for direct fund expenses;
.. Preparing daily money transfer;
.. Reconciling all fund bank and custodian accounts;
.. Assisting Fund independent auditors as appropriate;
.. Preparing daily projection of available cash balances;
.. Recording trading activity for purposes of determining net asset values and daily dividend;
.. Preparing daily portfolio valuation report to value portfolio securities and determining daily accrued income;
.. Determining the net asset value per share daily or at such other intervals as the fund may reasonably request or as may be required by law;
.. Preparing monthly, quarterly, semi-annual and annual financial statements;
.. Providing financial information for reports to the Securities and Exchange
  Commission in compliance with the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, the Internal Revenue Service and any other regulatory or governmental agencies as required;
.. Providing financial, yield, net asset value, and similar information to National Association of Securities Dealers, Inc., and other survey and statistical agencies as instructed from time to time by the fund;
.. Investigating, assisting in the selection of and conducting relations with custodians, depositories, accountants, legal counsel, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the fund's operations; and
.. Obtaining and keeping in effect fidelity bonds and directors and officers/errors and omissions insurance policies for the fund in accordance with the requirements of the Investment Company Act of 1940 and the rules thereunder, as such bonds and policies are approved by the fund's Board.

In addition to providing these accounting services, the agreement requires the Manager to pay the following operating expenses of the fund, and all other fund expenses of a similar nature:

.. Taxes, including in case of redeemed shares any initial transfer taxes, other local, state and federal taxes, and governmental fees;
.. Interest (except for interest the Fund incurs in connection with an investment it makes);
.. The fees of its independent auditor and its legal counsel;
.. The fees of the Custodian(s) of its assets;
.. The fees and expenses of all directors of the Fund who are not persons affiliated with the Administrator;
.. The cost of a line of credit for the Fund;

.. Fidelity bond/D&O-E&O policy;
.. Trade association dues;
.. Securities lending fees (This includes out-of-pocket expenses such as additional custody fees, if any, related to lending of fund securities. This does not include rebates paid to broker borrowers or the portion of gross security lending revenues that are retained by the lending agent); and
.. Expenses of unaffiliated directors.

Rule 12b-1 Fees / Distribution Plans and Agreements
---------------------------------------------------
In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Advisors Select, Advisors Signature, Advisors Preferred, Select, A, B and J Classes of shares have approved and entered into a Distribution Plan and Agreement.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


The Plans provide that each Fund makes payments to Princor from assets of each share class that has a Plan to compensate Princor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:

.. formulation and implementation of marketing and promotional activities;
.. preparation, printing and distribution of sales literature;
.. preparation, printing and distribution of prospectuses and the Fund reports to other than existing shareholders;
.. obtaining such information with respect to marketing and promotional activities as Princor deems advisable;
.. making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and .. providing training, marketing and support with respect to the sale of Shares.

The Fund pays Princor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

                                                                     MAXIMUM
                                                                    ANNUALIZED
                           SHARE CLASS                              12B-1 FEE
                           -----------                              ----------
Advisors Signature                                                    0.35%
Advisors Select                                                       0.30%
Advisors Preferred                                                    0.25%
Class A shares (except Short-Term Bond, LargeCap S&P 500 Index
and Money Market) /(1)/                                               0.25%
Class A shares of Short-Term Bond and LargeCap S&P 500 Index
/(1)/                                                                 0.15%
Class B shares /(1)(2)/                                               1.00%
Class J shares (except Money Market)                                  0.50%
Class J shares of Money Market                                        0.25%
Select                                                                0.10%
///(1)/ Under the Plans, the Fund will pay the 12b-1 fee only to the extent Princor incurs expenses covered by the Plan.
/
 //(2)/ Princor also receives the proceeds of any CDSC imposed on the redemption of Class B shares

Princor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its registered representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.


Currently, Princor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class J, Advisors Preferred Class, Advisors Select Class, Advisors Signature, Select Class or Preferred Class shares. At least quarterly, Princor provides to the Fund's Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.


Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to Princor which may not use such fees to finance the distribution of the shares of another Fund. With respect to the Class A and Class B Plans, Princor retains such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public. If expenses under a Class A or Class B Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund does not carry over such expenses to the next fiscal year. If the aggregate payments received by Princor under the Class A or Class B share Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor promptly reimburses the Fund for the amount of the excess.


Transfer Agency Agreement (Class A, Class B and Class J shares only)
--------------------------------------------------------------------
The Transfer Agency Agreement provides for the Manager to act as transfer and shareholder servicing agent. The Fund will pay the Manager a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by the Manager for providing such services. The services include:
.. issuance, transfer, conversion, cancellation and registry of ownership of Fund shares, and maintenance of open account system;
.. preparation and distribution of dividend and capital gain payments to shareholders;
.. delivery, redemption and repurchase of shares, and remittances to shareholders;
.. the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
.. communication with shareholders concerning the above items; and

.. use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Adoption of Agreements
----------------------
The Agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of the applicable Fund. In either event, continuation shall be approved by a vote of the majority of the independent Directors.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors or by a vote of the majority of the outstanding securities of the applicable Fund. The Sub-Advisory Agreement may also be terminated by the Manager, the respective Sub-Advisor, or Principal Life Insurance Company ("Principal Life"), as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will terminate automatically in the event of their assignment.


The Management Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements for the Funds were reviewed and approved by the Directors on September 12, 2005.

The objective of the annual review of the Management, Sub-Advisory, and Sub-Sub-Advisory contracts by the Board of Directors is to determine whether, in light of all pertinent factors, the Directors, and specifically the Directors who are not "interested persons", are satisfied in the aggregate with the services provided by the Manager and each Sub-Advisor or other party, and whether the Directors believe it is in the best interests of the Fund's shareholders to continue receiving such services. The Directors concluded that the fees paid by each Fund to the Manager and each Sub-Advisor or other party, reflected a reasonable relationship to the services rendered and would have been the product of arm's length bargaining. The Directors also concluded that it was in the best interests of each Fund's shareholders to continue to receive such services. The Directors reached this conclusion based upon a review of all pertinent factors including, but not limited to, each Fund's management fees and operating expenses relative to a peer group consisting of unaffiliated mutual funds; a review of all non-investment services such as transfer agency services and shareholder administrative services provided by to the Funds by the Manager at no charge for all share classes (except the Institutional Class, Class A, Class B and Class J for which such services are provided at cost), Fund corporate accounting and general administration services provided without charge by the Manager and regulatory services (including initial and all subsequent regulatory filings with federal and state regulators, such as registration statements, proxy filings and state mandated filings), also provided either without charge or at cost to the Funds by the Manager; review of the investment advisory services provided by the Manager and Sub-Advisor (including Sub-Sub-Advisors) to each Fund; investment performance and the quality of services provided; the financial and managerial strength of the Manager and Sub-Advisor/Sub-Sub-Advisor, including their affiliation with substantial financial services companies; the Manager's sub-advisor selection and monitoring process; and the soft dollar arrangements by which brokers provide research to the Manager and Sub-Advisors/Sub-Sub-Advisors for some of the Funds in return for brokerage allocation. Based upon their review, the Directors determined that each Fund was paying a competitive fee for the services provided by the Manager and Sub-Advisors/Sub-Sub-Advisors and that the Manager and Sub-Advisors/Sub-Sub-Advisors were doing an appropriate job of fulfilling their contractual obligations for each Fund.


Shareholders of Class J shares of the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, and Partners SmallCap Value Funds approved the Agreements on June 15, 2001. Shareholders of the other Classes (except Advisors Signature) of these Funds approved the Agreements on March 1, 2001. The Agreements for the Ultra Short Bond Fund were approved by its shareholders (except Advisors Signature) on June 15, 2001. The Agreements for the Preferred Securities Fund were approved by its Institutional Class shareholders on May 1, 2002 and its Class J shareholders on December 30, 2003. Shareholders of each Class (except Advisors Signature) of the Disciplined LargeCap Blend, Partners LargeCap Growth, Partners SmallCap Blend and Partners SmallCap Value I Funds approved the Agreements on December 30, 2002. Shareholders of each of the Institutional class shares of the Partners International, Partners MidCap Growth I and Partners MidCap Value I Funds approved the Agreements on December 29, 2003. Shareholders of each Class (except Advisors Signature) of the Partners LargeCap Value I, Partners SmallCap Growth III and Partners SmallCap Value II Funds approved the Agreements on June 1, 2004. Shareholders of the Advisors Preferred, Advisors Select, Select and Preferred share classes of the Partners International, Partners MidCap Growth I, Partners MidCap Value and Preferred Securities Funds approved the Agreements on June 1, 2004. The Agreements for the other Funds were approved by their shareholders (except Advisors Signature Class shareholders) on December 5, 2000. The Advisors Signature Class shareholders of all Funds approved the Agreements on November 1, 2004.


On May 26, 2005, the shareholders of all Classes (except A & B shares) approved the following:
.. Sub-Advisory Agreement with CCI for the LargeCap Growth and MidCap Growth
  Funds
.. Sub-Advisory Agreement with BHMS for the MidCap Value Fund

.. Sub-Sub-Advisory Agreement with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds
.. Sub-Sub-Advisory Agreement with Post for the Bond & Mortgage Securities and
  Ultra Short Bond Funds.

The Sub-Advisory and/or Sub-Sub-Advisory Agreements for the Funds offering Class A and/or Class B shares were approved by shareholders of the respective Classes of those Funds on June 28, 2005.


CUSTODIAN
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policymaking functions for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by the Fund's Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction b) the quality of the execution provided and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

   FUND                            AMOUNT OF TRANSACTIONS   COMMISSIONS PAID
   ----                            ----------------------   ----------------
   International Emerging Markets        79,795,922             $ 80,944
   Disciplined LargeCap Blend           478,218,522               34,322
   Diversified International            176,950,479              112,780
   Equity Income                         41,612,258               35,325
   International Growth                 378,859,196              206,987
   LargeCap Growth                       27,029,031               27,918
   LargeCap S&P 500 Index                 2,204,350                  481
   LargeCap Value                       492,979,050              310,647
   MidCap Blend                         122,884,831               84,657
   MidCap Growth                            493,046                  707
   MidCap S&P 400 Index                   1,697,110                  698
   MidCap Value                          96,795,694               88,571
   Partners International                                            535
   Partners LargeCap Blend I             35,575,577                1,132
   Partners LargeCap Value                3,647,228                6,082
   Partners LargeCap Value I                                      27,885
   Partners MidCap Growth                                         92,196
   Partners MidCap Growth I              45,308,948               63,809
   Partners MidCap Growth II                                      37,630
   Partners MidCap Value                 65,860,881               85,780
   Partners MidCap Value I                                         3,719
   Partners SmallCap Blend               49,028,858               66,172
   Partners SmallCap Growth I             8,093,468               18,558
   Partners SmallCap Growth II           42,186,275              107,710
   Partners SmallCap Growth III           6,853,848               13,919
   Partners SmallCap Value                                        47,396
   Partners SmallCap Value I              1,871,666                2,972
   Partners SmallCap Value II           176,123,496              338,568
   Real Estate Securities               181,119,811               75,344
   SmallCap Blend                       235,808,805              133,927
   SmallCap Growth                       42,885,403               27,898
   SmallCap S&P 600 Index                 6,099,622                2,712
   SmallCap Value                       105,864,673               77,348

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or, fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.


The Board has also approved procedures that permit a Fund's sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the Partners International Fund and the Partners MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc. The Partners International Fund and the Partners MidCap Growth Fund II participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.


The following table shows the brokerage commissions paid during the periods indicated.


                                       TOTAL BROKERAGE COMMISSIONS PAID
                                         FOR PERIODS ENDED OCTOBER 31
                                         ----------------------------
 FUND                                2005       2004             2003
 ----                                ----       ----             ----
 Disciplined LargeCap Blend         439,257      39,795          36,276/(1)/
 Diversified International        1,303,762     609,341          260,932
 Equity Income                      224,312
 International Emerging Markets     885,888     293,378          108,790
 International Growth             2,497,112   2,023,724          565,337
 LargeCap Growth                    803,804     194,234           95,171
 LargeCap S&P 500 Index              47,749     144,431          179,124
 LargeCap Value                     789,928     657,455          325,908
 MidCap Blend                       513,070     156,531           68,286
 MidCap Growth                    90,153.01     209,051           73,557
 MidCap S&P 400 Index                27,702      15,200           16,245
 MidCap Value                       390,693     456,168          223,000
 Partners Global Equity              11,802
 Partners International           1,001,485    212,405/(2)/
 Partners LargeCap Blend            777,011   1,068,263          438,812
 Partners LargeCap Blend I           28,674      10,140           16,542
 Partners LargeCap Growth           108,479      21,582          16,074/(//1//)/
 Partners LargeCap Growth I       1,135,959   2,452,319        1,908,882
 Partners LargeCap Growth II        804,869     241,795           97,078
 Partners LargeCap Value          1,028,079   1,437,776        1,297,841
 Partners LargeCap Value I          293,488      5,829/(3)/
 Partners LargeCap Value Fund II     66,682
 Partners MidCap Growth             562,152     219,464           97,909
 Partners MidCap Growth I           480,719    137,437/(2)/
 Partners MidCap Growth Fund II     712,400
 Partners MidCap Value              689,499     434,798          190,018
 Partners MidCap Value I            658,581    286,243/(2)/
 Partners SmallCap Blend            728,409     449,003          22,823/(//1//)/
 Partners SmallCap Growth I         338,247     278,114          772,657
 Partners SmallCap Growth II        831,932     539,355          363,945
 Partners SmallCap Growth III       404,958      6,588/(3)/
 Partners SmallCap Value            535,750     307,050          304,946
 Partners SmallCap Value I          301,508     179,389         118,140/(//1//)/
 Partners SmallCap Value II         366,699     32,691/(3)/
 Preferred Securities               191,092     160,934          123,618
 Real Estate Securities             424,531     652,573          261,264
 SmallCap Blend                     707,663     321,213          243,059
 SmallCap Growth                    193,475     176,941          223,259
 SmallCap S&P 600 Index              92,649      50,929           42,639
 SmallCap Value                     486,333     314,762          218,019

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(2)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(3)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.



Certain broker-dealers are considered to be affiliates of the Fund.

.. Archipelago Securities, LLC, Goldman Sachs Asset Management, Goldman Sachs
  Execution & Clearing, LP (f/k/a Spear, Leeds & Kellogg) and Goldman Sachs JBWere are affiliates of Goldman Sachs & Co. Goldman Sachs Asset Management acts as a sub-advisor for the Partners LargeCap Blend Fund I and Partners MidCap Value Fund I.
.. J.P.Morgan Securities and JP Morgan/Chase are affiliates of J.P.Morgan
  Investment Management Inc. which acts as a sub-advisor for Partners SmallCap Value I, Partners Global Equity and an account of Principal Variable Contracts Fund, Inc.
.. J.P.Morgan Securities is an affiliate of American Century Investment
  Management, Inc. which acts as Sub-Advisor for the Partners LargeCap Growth Fund II, Partners LargeCap Value Fund II and an Account of the Principal Variable Contracts Fund, Inc.
.. Lehman Brothers, Inc. and Neuberger Berman Management, Inc. are affiliates of
  Neuberger Berman LLC. Neuberger Berman Management Inc. acts as a sub-advisor for the Partners MidCap Value Fund and an account of Principal Variable Contracts Fund, Inc.
.. Morgan Stanley DW Inc., is affiliated with Morgan Stanley Asset Management, which acts as sub-advisor to one account of the Principal Variable Contracts Fund, Inc.
.. Advest, Inc. and Sanford C. Bernstein & Co., LLC are affiliates of
  AllianceBernstein Investment Research and Management which sub-advises Partners LargeCap Value Fund and an account of Principal Variable Contracts Fund, Inc. Alliance Capital Management L.P. sub-advises Partners SmallCap Growth Fund I.

.. Spectrum Asset Management, Inc. is an affiliate of the Principal Global
  Investors which serves as sub-advisor for several accounts of the Principal Variable Contracts Fund, Inc. and portfolios of the Principal Investors Fund.
.. UBS Financial Services Inc. and UBS Securities LLC are affiliates of UBS
  Global AM which acts as sub-advisor to the Partners SmallCap Growth Fund II, Partners LargeCap Value I and an account of the Principal Variable Contracts Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:


                                        COMMISSIONS PAID TO ADVEST CO.
                                        ------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2003                       1,100             0.06                     0.05
 Partners MidCap
 Growth
 2004                         419             0.19                     0.13
 2003                         742             0.76                     0.42
 Partners MidCap Value
 2005                         665             0.10                     0.06
 2004                          55             0.01                     0.02
 Partners SmallCap
 Growth II
 2005                       2,320             0.28                     0.42
 2004                           5             0.00                     0.00
 Partners SmallCap
 Value
 2005                       1,433             0.27                     0.21
 2004                       2,525             0.82                     0.51
 Partners SmallCap
 Value I
 2005                         396             0.13                     0.26
 2004                          81             0.05                     0.07





                               COMMISSIONS PAID TO ARCHIPELAGO SECURITIES, LLC
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                         422             0.05                      0.14
 2004                         348             0.03                      0.12
 Partners LargeCap
 Blend I
 2004                           6             0.06                      0.08
 2003                          20             0.12                      0.17
 Partners LargeCap
 Growth I
 2005                          44             0.00                      0.03
 2004                         298             0.11                      0.11
 Partners LargeCap
 Growth II
 2005                         854             0.11                      0.50
 2004                      10,683             4.42                     10.18
 2003                       5,708             5.88                     18.94
 Partners LargeCap
 Value II
 2005                          28             0.04                      0.38
 Partners MidCap
 Growth
 2004                           5             0.00                      0.01
 2003                         151             0.15                      0.60
 Partners MidCap
 Growth I
 2005                       2,622             0.55                      1.14
 Partners SmallCap
 Blend
 2005                       3,855             0.53                      0.87
 Partners SmallCap
 Value I
 2005                         819             0.27                      0.39
 2004                         164             0.09                      0.15
 2003                          60             0.05                      0.07

                               COMMISSIONS PAID TO BNP PARIBAS SECURITIES CORP
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                       1,470             0.24                     0.17
 International
 Emerging Markets
 2004                       2,518             0.86                     0.52
 International Growth
 2004                      20,754             1.03                     0.81
 MidCap Blend
 2004                          36             0.02                     0.02
 Partners
 International
 2004                          21             0.01                     0.01






                                      COMMISSIONS PAID TO CAZENOVE, INC.
                                      ----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2005                       5,278             0.40                     0.42
 International
 Emerging Markets
 2005                         784             0.09                     0.12
 International Growth
 2005                      23,016             0.92                     0.73
 Partners
 International
 2005                      13,758             1.37                     0.79






                         COMMISSIONS PAID TO CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, LP
                         --------------------------------------------------------------
                         TOTAL DOLLAR      AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                       AMOUNT       TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                       ------       -----------------    ---------------------------
 Partners
 International
 2005                       1,176              0.12                       0.08



                                COMMISSIONS PAID TO DEAN WITTER REYNOLDS, INC.
                                ----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 SmallCap Growth II
 2005                       4,376             0.53                     0.50






                             COMMISSIONS PAID TO FIDELITY BROKERAGE SERVICES, LLC
                             ----------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Equity Income
 2005                         372             0.17                     0.13
 Partners
 International
 2005                        1.00             0.00                     0.00
 Partners LargeCap
 Blend I
 2005                          48             0.17                     0.25
 Partners MidCap
 Growth II
 2005                      29,948             4.20                     8.99
 SmallCap Blend
 2005                         661             0.09                     0.09
 SmallCap Growth
 2005                         145             0.07                     0.08
 SmallCap Value
 2005                         191             0.04                     0.03






                                   COMMISSIONS PAID TO FLEMING MARTIN LTD.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2003                         545             0.29                     0.09
 Partners SmallCap
 Growth I
 2003                      10,151             1.31                     1.10

                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       16,071            3.66                      1.17
 2004                          171            0.43                      0.15
 2003                          770            2.12                      1.28
 Diversified
 International
 2005                       81,387            6.24                      5.41
 2004                       16,052            2.63                      2.21
 2003                       18,505            7.09                      7.30
 International
 Emerging Markets
 2005                       20,748            2.34                      2.23
 2004                          554            0.19                      0.28
 2003                        1,002            0.92                      2.18
 Equity Income
 2005                        5,665            2.53                      2.19
 International Growth
 2005                       93,939            3.76                      2.86
 2004                       48,231            2.38                      1.90
 2003                       20,347            3.60                      1.56
 LargeCap Growth
 2005                       30,865            3.84                      3.06
 2004                        7,615            3.92                      3.22
 2003                        2,112            2.22                      1.99
 LargeCap S&P 500
 Index
 2005                          133            0.28                      0.27
 2004                           75            0.05                      0.02
 LargeCap Value
 2005                       80,821           10.23                      6.13
 2004                       32,041            4.87                      3.06
 2003                       10,770            3.30                      2.44
 MidCap Blend
 2005                       10,209            1.99                      2.06
 2004                        5,234            3.34                      3.03
 2003                        3,610            5.29                      3.38
 MidCap Growth
 2005                        4,374            4.85                      3.83
 2004                       13,668            6.54                      6.77
 2003                        5,142            6.99                      5.51
 MidCap S&P 400 Index
 2005                          168            0.60                      0.56
 2004                          340            2.23                      1.90
 MidCap Value
 2005                       12,937            3.31                      2.61
 2004                       17,492            3.83                      3.75
 2003                       10,875            4.88                      4.57
 Partners SmallCap
 Growth III
 2005                       28,727            7.09                      6.28
 Partners Global
 Equity
 2005                          324            2.75                      1.83
 Partners
 International
 2005                       84,903            8.48                     14.78
 2004                       17,597            8.28                      9.88
 Partners LargeCap
 Blend
 2005                       23,814            3.06                      4.00
 2004                       21,834            2.04                      1.37
 2003                       11,652            2.66                      1.65
 Partners LargeCap
 Blend I
 2005                          783            2.73                      1.38
 2004                          360            3.55                      2.74
 2003                          516            3.12                      4.18
 Partners LargeCap
 Growth
 2005                       19,245           17.74                     14.77
 2004                        1,498            6.94                      5.24
 2003                          608            3.78                      4.31
 Partners LargeCap
 Growth I
 2005                       28,376            2.50                      3.49
 2004                       85,476            3.49                      3.34
 2003                       98,136            5.14                      5.31
 Partners LargeCap
 Growth II
 2005                       46,395            5.76                      3.24
 2004                       12,690            5.25                      2.71
 2003                        5,824            6.00                      4.32
 Partners LargeCap
 Value
 2005                      267,727           26.04                     22.59
 2004                      197,081           13.71                     14.65
 2003                       28,616            2.20                      2.04
 Partners LargeCap
 Value I
 2005                        2,540            0.87                      0.42
 2004                           40            0.69                      0.89
 Partners LargeCap
 Value II
 2005                        1,951            2.93                      1.76
 Partners MidCap
 Growth
 2005                       66,605           11.85                      9.36
 2004                       22,398           10.21                      9.53
 2003                        7,510            7.67                      7.36
 Partners MidCap
 Growth I
 2005                      136,955           28.49                     25.63
 2004                       20,352           14.81                     10.62
 Partners MidCap Value
 2005                       11,227            1.63                      1.51
 2004                        4,825            1.11                      1.24
 2003                        1,176            0.62                      0.80
 Partners MidCap Value
 I
 2005                       30,402            4.62                      4.90
 2004                       11,123            3.89                      4.10
 Partners SmallCap
 Blend
 2005                       31,884            4.38                      4.81
 2004                      141,341           31.48                     46.42
 2003                          795            3.48                      6.38
 Partners SmallCap
 Growth I
 2005                       18,377            5.43                      5.57
 2004                       18,611            6.69                      9.13
 2003                       69,208            8.96                      8.04
 Partners SmallCap
 Growth II
 2005                        4,515            0.54                      0.90
 2004                        7,225            1.34                      1.05
 2003                          950            0.26                      0.17
 Partners SmallCap
 Growth III
 2004                        3,719           56.45                     62.16
 Partners SmallCap
 Value
 2004                        1,220             .04                      0.36
 2003                        5,226            1.71                      1.54
 Partners SmallCap
 Value I
 2005                        4,832            1.60                      1.21
 2004                        4,056            2.26                      1.78
 2003                        4,898            4.15                      4.79
 Partners SmallCap
 Value II
 2005                           22            0.01                      0.01
 Real Estate
 Securities
 2005                        3,945            0.93                      1.11
 2004                       31,044            4.76                      2.33
 2003                        6,250            2.39                      1.79
 SmallCap Blend
 2005                       17,655            2.49                      1.05
 2004                        4,875            1.52                      1.34
 2003                        8,737            3.59                      2.09
 SmallCap Growth
 2005                        3,471            1.79                      1.34
 2004                        4,746            2.68                      2.70
 2003                       10,579            4.74                      4.46
 SmallCap S&P 600
 Index
 2005                          730            0.79                      0.68
 2004                        1,607            3.16                      3.67
 SmallCap Value
 2005                       26,887            5.53                      3.67
 2004                       14,955            4.75                      3.26
 2003                       20,677            9.48                      6.94

                          COMMISSIONS PAID TO GOLDMAN SACHS EXECUTION & CLEARING, LP
                                        (F/K/A SPEER, LEEDS & KELLOGG)
                          ---------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                       3,466             0.45                      1.01
 2004                       1,044             0.10                      0.16
 Partners LargeCap
 Blend I
 2005                       1,758             6.13                     21.78
 2004                         252             2.49                      5.97
 2003                         162             0.98                      3.32
 Partners LargeCap
 Growth I
 2005                       5,154             0.45                      0.83
 2004                          63             0.00                      0.03
 Partners LargeCap
 Growth II
 2005                      34,360             4.27                     10.32
 2004                      13,370             5.53                      8.65
 2003                       1,418             1.46                      3.92
 Partners LargeCap
 Value I
 2005                       5,469             1.86                      4.61
 Partners LargeCap
 Value II
 2005                       1,992             2.99                      7.70
 Partners MidCap
 Growth
 2005                      25,955             4.62                      9.17
 2004                       5,523             2.52                      5.07
 Partners MidCap Value
 2005                       1,815             0.26                      0.11
 2004                         310             0.07                      0.05
 Partners SmallCap
 Blend
 2004                         124             0.03                      0.04
 Partners SmallCap
 Growth II
 2005                       3,354             0.40                      2.07
 2004                       1,520             0.28                      0.11
 Partners SmallCap
 Value I
 2005                         557             0.18                      0.18

                                   COMMISSIONS PAID TO GOLDMAN SACHS JBWERE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                        171              0.03                     0.02
 International Growth
 2004                        738              0.04                     0.02
 Partners
 International
 2005                        969              0.10                     0.05
 2004                         29              0.01                     0.01




                                     COMMISSIONS PAID TO JP MORGAN/CHASE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                         754             0.12                     0.12
 International
 Emerging Markets
 2005                          49             0.01                     0.01
 MidCap Value
 2005                       2,636             0.67                     0.34
 Partners
 International
 2005                       1,455             0.15                     0.13
 2004                         263             0.12                     0.10
 Partners LargeCap
 Blend I
 2005                         431             1.50                     0.72
 2004                          81             0.80                     0.51
 Partners LargeCap
 Growth
 2005                       8,556             7.89                     6.90
 Partners LargeCap
 Growth I
 2004                         279             0.01                     0.01
 Partners LargeCap
 Growth II
 2005                      14,338             1.78                     1.39
 2004                       2,273             0.94                     0.55
 Partners LargeCap
 Value I
 2005                         100             0.03                     0.14
 Partners LargeCap
 Value II
 2005                          96             0.14                     0.04
 Partners MidCap
 Growth
 2005                       1,348             0.24                     0.15
 Partners MidCap
 Growth II
 2005                      15,530             2.18                     1.28
 Partners MidCap Value
 2004                       3,455             0.79                     0.74
 Partners MidCap Value
 I
 2005                       2,190             0.33                     0.70
 Partners SmallCap
 Growth I
 2005                      23,977             7.09                     4.94
 2004                      16,485             5.93                     5.29
 Partners SmallCap
 Growth II
 2005                      26,080             3.13                     2.23
 2004                       5,330             0.99                     0.30
 Partners SmallCap
 Growth III
 2005                           4             0.00                     0.00
 Partners SmallCap
 Value
 2005                         239             0.04                     0.04
 Partners SmallCap
 Value II
 2005                         102             0.03                     0.03
 SmallCap Blend
 2004                          83             0.03                     0.05

                                  COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                            7            0.02                      0.01
 2003                          279            0.77                      0.23
 Diversified
 International
 2005                       33,868            2.60                      2.01
 2004                       33,645            5.52                      5.12
 2003                        8,562            3.28                      2.11
 Equity Income
 2005                        3,388            1.51                      1.24
 International
 Emerging Markets
 2005                       35,095            3.96                      3.42
 2004                       21,088            7.19                      5.25
 2003                        9,527            8.76                      6.50
 International Growth
 2005                      153,151            6.13                      4.67
 2004                      127,778            6.31                      7.39
 2003                        7,019            1.24                      0.26
 LargeCap Growth
 2005                        1,312            0.16                      0.11
 2004                        1,788            0.92                      0.92
 2003                        1,202            1.26                      0.61
 LargeCap Value
 2005                       14,320            1.81                      1.26
 2004                        9,656            1.47                      1.55
 2003                        6,322            1.94                      1.07
 MidCap Blend
 2005                       10,543            2.05                      2.19
 2004                        2,946            1.88                      1.61
 2003                        1,621            2.37                      1.75
 MidCap Growth
 2005                        1,972            2.19                      1.73
 2004                        2,584            1.24                      1.49
 2003                          813            1.11                      0.98
 MidCap Value
 2005                        3,609            0.92                      0.83
 2004                        6,036            1.32                      1.46
 2003                        3,900            1.75                      1.42
 Partners
 International
 2005                       53,801            5.37                      5.59
 2004                       11,259            5.30                      4.10
 Partners LargeCap
 Blend
 2005                       21,365            2.75                      2.27
 2004                       16,265            1.52                      0.78
 2003                          620            0.14                      0.19
 Partners LargeCap
 Blend I
 2005                           26            0.09                      0.34
 2004                           35            0.34                      0.39
 Partners LargeCap
 Growth
 2004                           14            0.06                      0.04
 2003                          122            0.76                      0.43
 Partners LargeCap
 Growth I
 2005                       30,229            2.66                      2.58
 2004                       53,955            2.20                      2.15
 2003                       55,482            2.91                      2.95
 Partners LargeCap
 Growth II
 2005                          126            0.02                      0.02
 2004                        1,103            0.46                      0.35
 2003                           44            0.05                      0.03
 Partners LargeCap
 Value
 2004                        1,888            0.13                      0.03
 Partners LargeCap
 Value I
 2005                        7,615            2.59                      1.19
 2004                          212            3.64                      2.32
 Partners MidCap
 Growth
 2005                       23,692            4.21                      3.52
 2004                        3,576            1.63                      1.36
 2003                        1,207            1.23                      1.02
 Partners MidCap
 Growth I
 2005                       20,405            4.24                      3.74
 2004                        8,032            5.84                      3.29
 Partners MidCap Value
 2005                       11,345            1.65                      1.38
 2004                        7,211            1.66                      1.55
 2003                        1,357            0.71                      0.71
 Partners MidCap Value
 I
 2005                        8,607            1.31                      0.99
 2004                       10,363            3.62                      2.60
 Partners SmallCap
 Blend
 2005                       27,888            3.83                      3.78
 2004                        2,715            0.60                      0.68
 2003                           99            0.43                      0.25
 Partners SmallCap
 Growth I
 2005                        3,443            1.02                      1.82
 2004                        5,301            1.91                      3.71
 2003                       37,045            4.79                      3.98
 Partners SmallCap
 Growth II
 2005                          865            0.10                      0.09
 2004                        4,120            0.76                      0.48
 2003                          315            0.09                      0.03
 Partners SmallCap
 Growth III
 2005                       55,313           13.66                     13.88
 2004                        1,461           22.18                     14.72
 Partners SmallCap
 Value I
 2005                        1,820            0.60                      0.28
 Partners SmallCap
 Value II
 2005                           32            0.01                      0.02
 Real Estate
 Securities
 2005                        8,564            2.02                      1.30
 2004                        5,365            0.82                      0.70
 2003                        5,775            2.21                      1.44
 SmallCap Blend
 2005                        1,904            0.27                      0.29
 2004                        1,006            0.31                      0.26
 2003                          447            0.18                      0.11
 SmallCap Growth
 2005                        3,779            1.95                      1.61
 2004                        2,423            1.37                      0.82
 2003                        2,947            1.32                      1.21
 SmallCap S&P 600
 Index
 2004                          152            0.30                      0.10
 SmallCap Value
 2005                        2,928            0.60                      0.48
 2004                        3,732            1.19                      1.41
 2003                        3,343            1.53                      1.17

                                     COMMISSIONS PAID TO LEHMAN BROTHERS
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       23,210            5.28                      6.10
 2004                        1,394            3.50                      2.92
 2003                          358            0.99                      1.10
 Diversified
 International
 2005                       47,886            3.67                      3.34
 2004                       44,076            7.23                      6.35
 2003                        6,892            2.64                      2.24
 Equity Income
 2005                        9,628            4.29                      8.16
 International
 Emerging Markets
 2005                       33,577            3.79                      3.32
 2004                        4,313            1.47                      1.60
 2003                          394            0.36                      0.39
 International Growth
 2005                       72,740            2.91                      3.17
 2004                      200,059            9.89                      8.50
 2003                        7,585            1.34                      0.88
 LargeCap Growth
 2005                      108,088           13.45                     10.51
 2004                        7,636            3.93                      3.94
 2003                        7,387            7.76                      6.15
 LargeCap S&P 500
 Index
 2005                       14,223           29.79                     59.24
 2004                       61,951           42.89                     30.09
 2003                      159,691           89.15                     73.24
 LargeCap Value
 2005                       46,629            5.90                      5.29
 2004                       50,432            7.67                      7.15
 2003                       17,876            5.48                      6.11
 MidCap Blend
 2005                       55,007           10.72                     10.05
 2004                        9,947            6.35                      5.61
 2003                        4,018            5.88                      4.63
 MidCap Growth
 2005                        4,761            5.28                      3.64
 2004                       15,283            7.31                      6.55
 2003                        2,462            3.35                      2.95
 MidCap S&P 400 Index
 2005                        3,692           13.33                     20.07
 2004                        4,786           31.49                     32.04
 2003                       14,737           90.71                     85.41
 MidCap Value
 2005                       19,805            5.07                      5.60
 2004                       22,858            5.01                      4.99
 2003                       13,967            6.26                      6.27
 Partners Global
 Equity Fund
 2005                          931            7.89                      3.96
 Partners
 International
 2005                      106,440           10.63                     10.22
 2004                       14,506            6.83                      5.90
 Partners LargeCap
 Blend
 2005                       38,876            5.00                      5.73
 2004                      100,040            9.36                     18.30
 2003                       41,793            9.52                     13.33
 Partners LargeCap
 Blend I
 2005                          443            1.55                      1.96
 2004                          351            3.47                      2.19
 2003                           68            0.41                      0.63
 Partners LargeCap
 Growth
 2005                        5,456            5.03                      4.49
 2004                          346            1.60                      1.56
 2003                          328            2.04                      1.65
 Partners LargeCap
 Growth I
 2005                       34,552            3.04                      3.52
 2004                      153,167            6.25                      5.49
 2003                      120,318            6.30                      7.07
 Partners LargeCap
 Growth II
 2005                       15,985            1.99                      1.26
 2004                          575            0.24                      0.11
 2003                        1,863            1.92                      0.91
 Partners LargeCap
 Value
 2004                          401            0.03                      0.05
 2003                        5,355            0.41                      0.12
 Partners LargeCap
 Value I
 2005                        4,722            1.61                      1.08
 2004                           55            0.94                      0.54
 Partners LargeCap
 Value II
 2005                          168            0.25                      0.11
 Partners MidCap
 Growth
 2005                       22,244            3.96                      3.86
 2004                       16,530            7.53                      7.03
 2003                        5,420            5.54                      5.49
 Partners MidCap
 Growth I
 2005                       27,952            5.81                      5.95
 2004                        2,813            2.05                      1.49
 Partners MidCap
 Growth II
 2005                       41,885            5.88                      6.67
 Partners MidCap Value
 2005                      106,573           15.46                     15.29
 2004                       90,905           20.91                     21.33
 2003                          582            0.31                      0.32
 Partners MidCap Value
 I
 2005                       34,204            5.19                      5.15
 2004                       14,344            5.01                      5.37
 Partners SmallCap
 Blend
 2005                       40,825            5.60                      4.33
 2004                       22,992            5.12                      2.91
 2003                          764            3.35                      2.42
 Partners SmallCap
 Growth I
 2005                       24,275            7.18                      6.86
 2004                       20,750            7.46                      7.29
 2003                       46,296            5.99                      4.99
 Partners SmallCap
 Growth II
 2005                        6,420            0.77                      0.71
 2004                       11,440            2.12                      1.29
 2003                        3,055            0.84                      0.57
 Partners SmallCap
 Growth III
 2005                       21,754            5.37                      4.26
 2004                           25            0.38                      0.61
 Partners SmallCap
 Value
 2005                          885            0.17                      0.12
 2004                        6,080            1.98                      1.65
 2003                        9,600            3.15                      3.29
 Partners SmallCap
 Value I
 2005                        6,404            2.12                      1.90
 2004                        2,323            1.29                      1.05
 2003                        1,308            1.11                      0.93
 Partners SmallCap
 Value II
 2005                          247            0.07                      0.07
 Real Estate
 Securities
 2005                       65,908           15.52                     27.62
 2004                       73,885           11.32                     19.74
 2003                       40,304           15.43                     12.87
 SmallCap Blend
 2005                       26,262            3.71                      3.71
 2004                        8,785            2.73                      2.43
 2003                        6,745            2.77                      2.37
 SmallCap Growth
 2005                       12,361            6.39                      5.24
 2004                       12,649            7.15                      8.31
 2003                       13,585            6.08                      5.16
 SmallCap S&P 600
 Index
 2005                       42,675           46.06                     42.28
 2004                       25,705           50.47                     44.08
 2003                       37,293           87.46                     72.70
 SmallCap Value
 2005                       29,549            6.08                      6.44
 2004                       18,235            5.79                      6.46
 2003                       10,107            4.64                      4.13

                                 COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                 -------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       39,290            8.94                      5.98
 2004                          715            1.80                      0.69
 2003                          193            0.53                      0.84
 Diversified
 International
 2005                       81,905            6.28                      5.88
 2004                       49,229            8.08                      7.09
 2003                       20,845            7.99                      8.98
 Equity Income
 2005                        6,148            2.74                      3.20
 International
 Emerging Markets
 2005                       70,173            7.92                      8.86
 2004                       40,269           13.73                     14.03
 2003                       14,816           13.62                     16.41
 International Growth
 2005                      222,538            8.91                      7.99
 2004                      102,879            5.08                      3.91
 2003                       24,420            4.32                     10.19
 LargeCap Growth
 2005                       15,839            1.97                      1.84
 2004                        2,628            1.35                      1.82
 2003                        2,056            2.16                      2.22
 LargeCap S&P 500
 Index
 2005                       14,711           30.81                     26.59
 2004                        1,144            0.79                      0.79
 2003                           64            0.04                      0.10
 LargeCap Value
 2005                       50,076            6.34                     11.48
 2004                       34,117            5.19                      8.50
 2003                       27,057            8.30                     10.88
 MidCap Blend
 2005                       37,713            7.35                      3.84
 2004                       12,839            8.20                     13.48
 2003                        1,703            2.49                      6.04
 MidCap Growth
 2005                        1,350            1.50                      1.37
 2004                        4,991            2.39                      2.49
 2003                        3,882            5.28                      8.94
 MidCap S&P 400 Index
 2005                        5,219           18.84                     21.39
 2004                           96            0.63                      0.62
 MidCap Value
 2005                       13,759            3.52                      5.09
 2004                       19,405            4.25                      6.66
 2003                       18,517            8.30                     10.03
 Partners Global
 Equity
 2005                        1,142            9.67                      5.18
 Partners
 International
 2005                       60,233            6.61                      5.64
 2004                       15,982            7.52                      6.08
 Partners LargeCap
 Blend
 2005                       38,900            5.01                      5.75
 2004                       51,587            4.83                      2.67
 2003                       19,501            4.44                      4.17
 Partners LargeCap
 Blend I
 2005                        3,618           12.62                     16.12
 2004                        1,714           16.91                     28.38
 2003                          922            5.57                     12.61
 Partners LargeCap
 Growth
 2005                        1,739            1.60                      1.49
 2004                          795            3.68                      2.66
 2003                        5,768           35.88                     41.88
 Partners LargeCap
 Growth I
 2005                       76,581            6.74                      5.90
 2004                        9,275            0.38                      0.43
 2003                        3,467            0.18                      0.18
 Partners LargeCap
 Growth II
 2005                        3,279            0.41                      0.24
 2004                        3,096            1.28                      1.28
 2003                        5,281            5.44                      5.94
 Partners LargeCap
 Value
 2005                           58            0.01                      0.01
 2003                       12,582            0.97                      0.51
 Partners LargeCap
 Value I
 2005                        4,648            1.58                      3.03
 2004                          207            3.55                      1.58
 Partners LargeCap
 Value II
 2005                          135            0.20                      0.37
 Partners MidCap
 Growth
 2005                       15,727            2.80                      2.59
 2004                        4,920            2.24                      2.06
 2003                        3,538            3.61                      3.54
 Partners MidCap
 Growth I
 2005                       24,505            5.10                      4.43
 2004                        6,297            4.58                      5.81
 Partners MidCap
 Growth Ii
 2005                       83,440           11.71                     10.09
 Partners MidCap Value
 2005                       15,530            2.25                      3.05
 2004                        4,725            1.09                      1.15
 2003                        1,234            0.65                      0.44
 Partners MidCap Value
 I
 2005                       18,104            2.75                      3.01
 2004                       20,186            7.05                      6.83
 Partners SmallCap
 Blend
 2005                       38,170            5.24                      3.88
 2004                       19,996            4.45                      3.09
 2003                          942            4.13                      2.89
 Partners SmallCap
 Growth I
 2005                       12,060            3.57                      2.77
 2004                       16,074            5.78                      5.38
 2003                       38,013            4.92                      3.58
 Partners SmallCap
 Growth II
 2005                        7,342            0.88                      2.01
 2004                       15,281            2.83                      2.64
 2003                       34,670            9.53                      8.19
 Partners SmallCap
 Growth III
 2004                           40            0.61                      0.40
 Partners SmallCap
 Value
 2005                          810            0.15                      0.08
 2004                        7,845            2.55                      2.44
 Partners SmallCap
 Value I
 2005                       26,943            8.94                     11.14
 2004                       15,622            8.71                      9.04
 2003                        7,011            5.93                      5.76
 Partners SmallCap
 Value II
 2005                        2,092            0.57                      0.20
 Real Estate
 Securities
 2005                        3,880            0.91                      1.02
 2004                       14,994            2.30                      4.41
 2003                        6,740            2.58                      5.94
 SmallCap Blend
 2005                       15,668            2.21                      2.48
 2004                        9,516            2.96                      2.04
 2003                        6,522            2.68                      2.40
 SmallCap Growth
 2005                       11,936            6.17                     10.09
 2004                       10,379            5.87                      7.46
 2003                       30,874           13.83                     16.00
 SmallCap S&P 600
 Index
 2005                       13,696           14.78                     19.26
 2004                          596            1.17                      2.08
 2003                           69            0.16                      0.49
 SmallCap Value
 2005                       32,681            6.72                      7.43
 2004                       14,495            4.60                      4.76
 2003                       14,620            6.71                      6.82

                               COMMISSIONS PAID TO NATIONAL FINANCIAL SERVICES
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2004                       1,365             0.13                     0.05
 Partners MidCap
 Growth Fund II
 2005                       1,645             0.23                     0.20
 Partners MidCap Value
 I
 2004                       1,547             0.54                     2.31
 Partners SmallCap
 Value I
 2005                         397             0.13                     0.13
 2004                       3,680             2.05                     1.29
 Partners SmallCap
 Value II
 2005                         623             0.17                     0.12

                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2003                        2,915            0.15                      0.15
 Partners MidCap
 Growth II
 2005                        2,265            0.32                      0.57
 Partners MidCap Value
 2005                        2,710            0.39                      0.24
 2004                        7,790            1.79                      2.04
 2003                      125,416           66.00                     65.70
 Partners SmallCap
 Growth I
 2003                       37,405            4.84                      3.99
 Partners SmallCap
 Value I
 2003                          195            0.17                      0.07
 Partners SmallCap
 Value II
 2005                        1,871            0.51                      0.23






                                       COMMISSIONS PAID TO PERSHING LLC
                                       --------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners SmallCap
 Value II
 2005                        713              0.19                     0.19



                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       15,010            3.42                      1.75
 2004                        4,965           12.48                      7.51
 2003                        7,122           19.63                     11.38
 Diversified
 International
 2004                          867            0.14                      0.14
 Equity Income
 2005                        1,345            0.60                      0.78
 International Growth
 2004                        1,277            0.06                      0.04
 LargeCap Growth
 2005                        5,067            0.63                      0.66
 2004                       16,900            8.70                     10.84
 2003                        8,178            8.59                     10.71
 LargeCap Value
 2005                       10,195            1.29                      0.70
 2004                        3,983            0.61                      0.50
 2003                       15,434            4.74                      4.66
 MidCap Blend
 2005                        8,009            1.56                      1.25
 2004                        7,220            4.61                      5.21
 2003                        5,091            7.46                      8.08
 MidCap Growth
 2005                           94            0.10                      0.13
 2004                        8,455            4.04                      4.47
 2003                        8,295           11.28                     14.04
 MidCap S&P 400 Index
 2004                           79            0.52                      0.44
 MidCap Value
 2005                        1,994            0.51                      0.41
 2004                        5,605            1.23                      1.24
 2003                        6,339            2.84                      3.66
 Partners Global
 Equity
 2005                          760            6.44                      3.74
 Partners
 International
 2005                          451            0.05                      0.04
 2004                          330            0.16                      0.12
 Partners LargeCap
 Blend
 2005                       30,046            3.87                      3.20
 2004                       11,745            1.10                      0.82
 Partners
 LargeCap Blend I
 2004                          185            1.83                      0.66
 2003                           60            0.36                      0.21
 Partners LargeCap
 Growth
 2003                           43            0.26                      0.28
 Partners LargeCap
 Growth I
 2005                       20,738            1.83                      1.12
 2004                       52,359            2.14                      1.62
 2003                       31,723            1.66                      1.68
 Partners LargeCap
 Growth II
 2005                       48,496            6.03                      8.15
 2004                       10,027            4.15                      2.54
 2003                        1,488            1.53                      0.80
 Partners LargeCap
 Value
 2005                      590,920           57.48                     54.85
 2004                      992,248           69.01                     68.44
 2003                      821,584           63.30                     65.57
 Partners LargeCap
 Value I
 2005                          538            0.18                      0.13
 Partners LargeCap
 Value II
 2005                        4,424            6.63                      9.89
 Partners MidCap
 Growth
 2005                        3,955            0.70                      0.36
 2003                          362            0.37                      0.39
 Partners MidCap
 Growth I
 2005                          527            0.11                      0.18
 Partners MidCap Value
 2005                       28,860            4.19                      3.66
 2004                       16,204            3.73                      3.30
 2003                        2,560            1.35                      0.83
 Partners MidCap Value
 I
 2005                       33,305            5.06                      6.91
 2004                       10,118            3.53                      3.28
 Partners SmallCap
 Blend
 2005                          792            0.11                      0.12
 2004                           25            0.01                      0.00
 Partners SmallCap
 Growth I
 2003                          515            0.07                      0.06
 Partners SmallCap
 Growth II
 2005                        1,555            0.19                      0.36
 2004                           85            0.02                      0.01
 2003                        2,980            0.82                      0.78
 Partners SmallCap
 Value
 2004                        1,318            0.43                      0.74
 Partners SmallCap
 Value I
 2005                        9,991            3.31                      4.09
 2004                        1,431            0.80                      0.60
 2003                        4,977            4.21                      4.30
 Real Estate
 Securities
 2005                          210            0.05                      0.06
 2003                        2,010            0.77                      0.62
 SmallCap Blend
 2005                        4,428            0.63                      0.97
 2004                       36,320           11.31                     14.24
 SmallCap Growth
 2005                          452            0.23                      0.28
 2004                        1,556            0.88                      1.30
 2003                        4,779            2.14                      2.63
 SmallCap S&P 600
 Index
 2004                           40            0.08                      0.13
 SmallCap Value
 2005                        2,574            0.53                      0.47
 2004                        1,538            0.49                      0.71
 2003                        2,209            1.01                      1.70

                                COMMISSIONS PAID TO SPECTRUM ASSET MANAGEMENT
                                ---------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Equity Income
 2005                       16,457             7.34                     8.63
 Preferred Securities
 2005                      191,079           100.00                   100.00
 2004                      160,934           100.00                   100.00
 2003                      123,618           100.00                   100.00




                                  COMMISSIONS PAID TO UBS FINANCIAL SERVICES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                         115             0.01                     0.01
 Partners LargeCap
 Growth
 2003                           4             0.02                     0.01
 Partners MidCap
 Growth
 2004                         314             0.14                     0.09
 2003                         106             0.11                     0.08
 Partners SmallCap
 Growth II
 2005                       1,720             0.21                     0.18
 2004                         115             0.02                     0.01
 Partners SmallCap
 Value
 2005                       7,022             1.31                     1.13
 Partners SmallCap
 Value I
 2004                          54             0.03                     0.08
 2003                         290             0.25                     0.17
 Partners SmallCap
 Value II
 2005                       1,102             0.30                     0.34






                                    COMMISSIONS PAID TO UBS SECURITIES LLC
                                    --------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2005                       21,359            4.86                      4.35
 2004                        2,022            5.08                      5.73
 2003                          884            2.44                      6.92
 Diversified
 International
 2005                      199,103           15.27                     21.82
 2004                       94,095           15.44                     18.62
 2003                       30,896           11.84                     10.18
 Equity Income
 2005                       30,436           13.57                     15.65
 International
 Emerging Markets
 2005                      107,366           12.12                     14.60
 2004                       34,207           11.66                     14.42
 2003                       14,651           13.47                     14.65
 International Growth
 2005                      265,102           10.62                     22.68
 2004                      247,510           12.23                     17.36
 2003                       45,946            8.13                      6.87
 LargeCap Growth
 2005                       29,522            3.67                      3.06
 2004                        4,136            2.13                      2.13
 2003                        4,697            4.94                      5.45
 LargeCap S&P 500
 Index
 2005                          303            0.63                      0.70
 2004                        1,867            1.29                      1.27
 LargeCap Value
 2005                       68,115            8.62                      8.84
 2004                       66,694           10.14                     14.20
 2003                       37,193           11.41                     15.10
 MidCap Blend
 2005                       24,246            4.73                      4.54
 2004                       21,565           13.78                     19.01
 2003                        4,574            6.70                      8.30
 MidCap Growth
 2005                        1,081            1.20                      0.95
 2004                       14,723            7.04                      9.72
 2003                        5,852            7.96                      8.19
 MidCap S&P 400 Index
 2005                        1,869            6.75                      7.86
 2004                          586            3.86                      3.58
 MidCap Value
 2005                       31,806            8.14                      8.99
 2004                       52,745           11.56                     14.44
 2003                       22,722           10.19                      9.57
 Partners
 International
 2005                      104,532           10.44                     11.15
 2004                       21,542           10.14                     10.54
 Partners Global
 Equity
 2005                          587            4.97                      2.36
 Partners LargeCap
 Blend
 2005                       51,392            6.61                      5.87
 2004                       75,820            7.10                      5.00
 2003                       11,193            2.55                      1.19
 Partners
 LargeCap Blend I
 2005                        1,343            4.69                      3.11
 2004                          160            1.58                      1.16
 2003                          165            1.00                      0.42
 Partners LargeCap
 Growth
 2005                        4,297            3.96                      2.86
 2004                          426            1.98                      1.69
 2003                          169            1.05                      1.85
 Partners LargeCap
 Growth I
 2005                       98,554            8.68                      9.04
 2004                      105,387            4.30                      4.49
 2003                      160,860            8.43                      8.54
 Partners LargeCap
 Growth II
 2005                        8,269            1.03                      0.79
 2004                        2,318            0.96                      0.49
 2003                        1,615            1.66                      0.97
 Partners LargeCap
 Value
 2005                       36,713            3.57                      8.38
 2004                       46,454            3.23                      3.94
 Partners LargeCap
 Value I
 2005                        7,800            2.66                      2.19
 2004                           70            1.20                      0.97
 Partners LargeCap
 Value II
 2005                          793            1.19                      0.44
 Partners MidCap
 Growth
 2005                       51,264            9.12                      7.80
 2004                          967            0.44                      0.35
 2003                        1,220            1.25                      0.83
 Partners MidCap
 Growth I
 2005                        4,112            0.86                      0.76
 Partners MidCap
 Growth II
 2005                       10,476            1.47                      1.32
 Partners MidCap Value
 2005                        8,684            1.26                      1.15
 2004                        9,142            2.10                      1.96
 2003                        1,904            1.00                      1.23
 Partners MidCap Value
 I
 2005                       21,555            3.27                      3.08
 2004                       18,818            6.57                      4.78
 Partners SmallCap
 Blend
 2004                        3,960            0.88                      0.81
 Partners SmallCap
 Growth I
 2005                       38,040           11.25                     14.58
 2004                       19,319            6.95                      7.34
 2003                       12,827            1.66                      1.42
 Partners SmallCap
 Growth II
 2005                        7,589            0.91                      1.74
 2003                        9,093            2.50                      2.22
 Partners SmallCap
 Growth III
 2005                        3,746            0.93                      0.92
 2004                          321            4.87                      5.06
 Partners SmallCap
 Value
 2005                        8,271            1.54                      0.91
 2004                        2,550            0.83                      0.28
 2003                        8,060            2.64                      2.38
 Partners SmallCap
 Value I
 2005                       10,338            3.43                      2.22
 2004                        8,374            4.67                      2.48
 2003                        4,008            3.39                      2.61
 Partners SmallCap
 Value II
 2005                       18,866            5.14                      2.75
 Real Estate
 Securities
 2005                       14,706            3.46                      5.72
 2004                       41,888            6.42                      5.61
 2003                        6,920            2.65                      2.39
 SmallCap Blend
 2005                       28,548            4.03                      5.01
 2004                       20,016            6.23                      8.45
 2003                        5,855            2.41                      4.77
 SmallCap Growth
 2005                       14,810            7.65                      7.51
 2004                       12,301            6.95                     16.23
 2003                       12,270            5.50                      8.08
 SmallCap S&P 600
 Index
 2005                          272            0.29                      0.74
 2004                          732            1.44                      2.37
 2003                           25            0.06                      0.18
 SmallCap Value
 2005                       69,871           14.37                     17.74
 2004                       18,328            5.82                      7.85
 2003                       21,423            9.83                     11.78

ALLOCATION OF TRADES BY THE SUB-ADVISORS
Each Sub-Advisor manages a number of accounts other than the Fund's portfolios. Each Sub-Advisor has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund


PURCHASE AND REDEMPTION OF SHARES


PURCHASE OF SHARES
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the net asset value ("NAV") per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received by the close of the regular trading session of the NYSE as described below in "Offering Price."

SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Offering Price."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

 Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open, at the close of business of the Exchange (normally 3:00 p.m. Central time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

The share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

For all Funds except the Money Market Fund
                         -----------------


In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.


Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.


Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.


A Fund's securities may be traded on foreign securities markets that close each day prior to the time the New York Stock Exchange closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.


Money Market Fund
-----------------
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Board of Directors have established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly consider what action, if any, will be initiated. In the event the Board of Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


TAXATION OF THE FUNDS


It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.


All income dividends and capital gains distributions, if any, on a Fund's Advisors Select, Advisors Preferred, Advisors Signature, Select, Preferred and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects Dividend Relay to use the distributions to purchase shares of the same Class of another Fund's shares. The reinvestment and/or Dividend Relay purchase will be made at the NAV determined on the first business day following the record date.


Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.


SPECIAL TAX CONSIDERATIONS
Tax-Exempt Bond Fund
--------------------
The Tax-Exempt Bond Fund also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.


International Funds
-------------------
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
-----------------------------
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

PORTFOLIO HOLDINGS DISCLOSURE


A mutual fund and its investment adviser may disclose information regarding the Fund's portfolio securities only in a manner consistent with the antifraud provisions of the federal securities laws and applicable fiduciary duties. Divulging nonpolitical portfolio holdings to selected third parties is permissible only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality, including a duty to not trade on the non-public information.

The Fund files a schedule of portfolio investments with the SEC on Form N-Q within 60 days after the end of the Fund's first and third fiscal quarters, and in connection with the N-CSR filing after the close of its second and fourth fiscal quarters. The portfolio information included in these filings is as of the last calendar day of the respective fiscal quarter. The information is public information upon filing with the SEC. The Fund also publishes portfolio holdings information as of the end of the most recent calendar quarter for each of the Fund's portfolios, except Partners International Fund and Partners MidCap Growth Fund II, on the principal.com website. Portfolio holdings information for the Partners International Fund and Partners MidCap Growth Fund II as of the end of the Fund's fiscal quarters are published on the website. The information will be published on the first business day of the second month following the end of the calendar quarter (e.g. June 30 portfolio holdings information (April 30 information for Partners International Fund and Partners MidCap Growth Fund II) would be published on the website on the first business day of August). The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default; or similar events on portfolio holdings. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.


POLICY. The Fund and the Manager have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

 1) Daily to the Fund's portfolio pricing services to obtain prices for portfolio securities;

 2) Upon proper request to government regulatory agencies or to self regulatory organizations;

 3) As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

 4) To the Fund adviser's or sub-adviser's proxy service provider to facilitate voting of proxies;

 5) To the Fund's custodians in connection with the services provided by the custodian to the Fund; and

 6) To such other third parties as the Fund's CCO, the Manager's CCO or legal counsel for the Fund or the Manager agrees in writing to provide such information in connection with the performance of a legitimate business purpose and for which such third party agrees to maintain the confidentiality of the information prior to the information being disclosed. The Fund's or Manager's CCO or the Fund's or Manager's legal counsel must reasonably determine that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's CCO must approve such disclosure, in writing before it occurs.

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved by either the Funds' CCO, an officer of the Fund, the Manager's CCO or legal counsel for the Funds or the Manager prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.


The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.


GENERAL INFORMATION


ADDITIONAL COMPENSATION
Princor may, from time-to-time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources, from its retention of underwriting concessions and, in the case of share classes that have 12b-1 fees, from payments to Princor under such plans.

MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND AND SMALLCAP S&P 600 INDEX FUND ONLY
The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index which are determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap

400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FINANCIAL STATEMENTS


The financial statements for the Fund were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.


DISCLOSURE REGARDING PORTFOLIO MANAGERS


Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year unless otherwise noted.

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Rating Definitions:


Long-Term Obligation Ratings


Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. they address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.


Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B: Obligations rated B are considered speculative and are subject to high credit risk.


Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers, 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicate a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generate rating category.


SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings:


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.


A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.


C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.

APPENDIX B


PROXY VOTING POLICIES
The Proxy voting policies applicable to each Fund follow.

                                  OCTOBER 2005

                        ALLIANCE CAPITAL MANAGEMENT L.P.

             STATEMENT OF POLICIES AND PROCEDURES FOR PROXY VOTING

                                  INTRODUCTION




As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.


This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and non-US securities.


PROXY POLICIES

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:


CORPORATE GOVERNANCE: Alliance Capital's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support non-binding shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.


ELECTIONS OF DIRECTORS: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.


APPOINTMENT OF AUDITORS: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Although we recognize that there may be special circumstances that could lead to high levels of non-audit fees in some years, we would normally consider non-audit fees in excess of 70% of total fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total fees paid by the company to the auditing firm or there are other reasons to question the independence of the company's auditors.

CHANGES IN LEGAL AND CAPITAL STRUCTURE: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.


CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.


PROPOSALS AFFECTING SHAREHOLDER RIGHTS: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.


ANTI-TAKEOVER MEASURES: Alliance Capital believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.


EXECUTIVE COMPENSATION: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted. With regard to stock award or option plans, we consider whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.


Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING PROCEDURES
-----------------------

PROXY VOTING COMMITTEES
-----------------------

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.


 CONFLICTS OF INTEREST
----------------------

Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes Alliance Capital sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, Alliance may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of Alliance Capital's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote;
(iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.


Because under certain circumstances Alliance Capital considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.


PROXIES OF CERTAIN NON-US ISSUERS
---------------------------------

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, Alliance Capital believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period).
 Accordingly, if share blocking is required we generally abstain from voting those shares.


In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent Alliance Capital from voting such proxies. For example, Alliance Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting.
 Other markets require Alliance Capital to provide local agents with power of attorney prior to implementing Alliance Capital's voting instructions. Although it is Alliance Capital's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

LOANED SECURITIES
-----------------

Many clients of Alliance Capital have entered into securities lending arrangements with agent lenders to generate additional revenue. Alliance Capital will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.


PROXY VOTING RECORDS
--------------------

Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.




                          AMERICAN CENTURY INVESTMENTS
                             PROXY VOTING POLICIES




American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, the "Adviser") are the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.


GENERAL PRINCIPLES
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.

SPECIFIC PROXY MATTERS

A.ROUTINE MATTERS

 1) ELECTION OF DIRECTORS


  a)
    GENERALLY. THE ADVISER will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management's director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management's director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy contest, the Adviser will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser's clients are significant holders of a company's voting securities, management's recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

  b) COMMITTEE SERVICE. The Adviser will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

  C)
    CLASSIFICATION OF BOARDS. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

  D)
    MAJORITY INDEPENDENT BOARD. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

  E)WITHHOLDING CAMPAIGNS. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.

 2) RATIFICATION OF SELECTION OF AUDITORS

The Adviser will generally rely on the judgment of the issuer's audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.


B. EQUITY-BASED COMPENSATION PLANS

The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.


The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.


Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the Adviser's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.


The Adviser will generally vote against the adoption of plans or plan amendments that:

.. provide for immediate vesting of all stock options in the event of a change of control of the company (see "Anti-Takeover Proposals" below);. reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;
.. establish restriction periods shorter than three years for restricted stock grants;
.. do not reasonably associate awards to performance of the company; and .. are excessively dilutive to the company.

C.ANTI-TAKEOVER PROPOSALS

In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.


 1) CUMULATIVE VOTING


The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.


 2) STAGGERED BOARD

If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the re-election of staggered boards.


 3) BLANK CHECK" PREFERRED STOCK

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.


 4) ELIMINATION OF PREEMPTIVE RIGHTS

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.


While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.


 5) NON-TARGETED SHARE REPURCHASE

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company's financial condition.


 6) INCREASE IN AUTHORIZED COMMON STOCK

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.


 7) "SUPERMAJORITY" VOTING PROVISIONS OR SUPER VOTING SHARE CLASSES

A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.


 8) "FAIR PRICE" AMENDMENTS

This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.


 9)  LIMITING THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS.

The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.


 10) POISON PILLS OR SHAREHOLDER RIGHTS PLANS

Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.


We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.


 11)  GOLDEN PARACHUTES

Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.


 12)  REINCORPORATION

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.


We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.


 13)  CONFIDENTIAL VOTING

Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.


Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.


 14)  OPTING IN OR OUT OF STATE TAKEOVER LAWS

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.


C. OTHER MATTERS

 1) SHAREHOLDER PROPOSALS INVOLVING SOCIAL, MORAL OR ETHICAL MATTERS

The Adviser will generally vote management's recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder's preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser's clients, and therefore will review management's assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.


Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management's recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.


 2) ANTI-GREENMAIL PROPOSALS

"Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.


 3) INDEMNIFICATION

The Adviser will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.


 4) NON-STOCK INCENTIVE PLANS

Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.


 5) DIRECTOR TENURE

These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.


 6) DIRECTORS' STOCK OPTIONS PLANS

The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company's total exposure to stock option plan dilution.


 7) DIRECTOR SHARE OWNERSHIP

The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.


MONITORING POTENTIAL CONFLICTS OF INTEREST

Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management's positions and give the Adviser's staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser's clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).


************************************************************


The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.


Case-by-case determinations will be made by the Adviser's staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.





Original 6/1/1989


Revised 12/05/1991


Revised 2/15/1997


Revised 8/1/1999


Revised 7/1/2003


Revised 12/13/2005




                         ARK ASSET MANAGEMENT CO., INC.
               STATEMENT OF PROXY VOTING POLICIES AND PROCEDURES
                                 FEBRUARY 2005



                                INTRODUCTION
                                ----------------

Proxy voting is an important responsibility. This statement sets forth the current policies and procedures of Ark Asset Management Co., Inc. ("Ark") with regard to the voting of proxies over which we have investment responsibility.
 These policies and procedures are available to our clients upon request.

                          GENERAL PROXY VOTING POLICY
                          ---------------------------

Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the "Adviser's Act"). Pursuant to various provisions of the Adviser's Act, Ark acts in a fiduciary capacity with respect to each of its clients and, therefore, Ark must act in the interest of the beneficial owners of the accounts it manages. Accordingly, in voting proxies, Ark is guided by general fiduciary principles. Ark will attempt to consider all factors of its vote that could affect the value of the beneficial owner's investments. With respect to proxies that Ark votes, the primary objective of Ark is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients' investments. Ark will likely vote against any management proposals that Ark believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance.


In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as an investment manager for clients that are ERISA plan assets. As such, Ark must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated thereunder, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not allow our voting to be dictated by the position of any outsiders, other than following the recommendations of an independent third party in situations involving conflicts of interest (see "Conflicts of Interest" below) or where required by applicable law. It is Ark's intent to vote all proxies, either directly or through a proxy voting service appointed by Ark. However, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to Ark according to the provision of stock loan agreements, and Ark shall not be responsible for not being able to vote those proxies.


Ark's proxy voting process is dynamic and subject to periodic review.
 Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in Ark's discretion to address any such changes.


The following summarizes Ark's current proxy voting policy and procedures. It is meant solely as a guide and cannot address every issue that may arise. All decisions will be based on our analysis of the company, its management, the merits of the individual proposal, and its expected economic impact on the specific company.

                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

Each proxy proposal is reviewed on a case-by-case basis by Ark's Proxy Coordinator to determine the issues presented in the proxy. The proxy is then marked for vote by a senior investment professional consistent with our professional investment judgment as to what will best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries.


A record of all proxy decisions and the rationale for voting will be retained and available for inspection by the client at any time in accordance with the procedures listed below.


BUSINESS OPERATIONS


These are proposals that are a standard and necessary aspect of business operations and that we believe will not typically have a significant effect on the value of the investment. Factors that are considered in reviewing these proposals include the financial performance of the Company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Each proposal is reviewed individually and we generally support such items unless our analysis indicates activity that we consider is not in the best interest of the shareholders. Standard business operations include:

.. . Name changes
.. . Election of directors
.. . Ratification of auditors
.. . Maintaining current levels of directors' indemnification and liability

.. . Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders' proportionate interest
.. . Employee stock purchase or ownership plans

CHANGES IN STATUS


There are proposals that change the status of the corporation, its individual securities, or the ownership status of the securities. We will review each issue on a case-by-case basis. As stated previously, voting decisions will be made in a manner that, in our professional investment judgment, best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries. Changes in Status include proposals regarding:

.. . Mergers, acquisitions, restructurings
.. . Reincorporations
.. . Changes in capitalization

SHAREHOLDER DEMOCRACY


We will generally vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

.. . Increased indemnification protections for directors or officers
.. . Certain supermajority requirements
.. . Unequal voting rights
.. . Classified boards
.. . Cumulative voting
.. . Authorization of new securities if intention appears to be to unduly dilute shareholders' proportionate interest
.. . Amending state of incorporation if intention appears to disfavor the economic interest of the shareholders

We will generally support proposals that maintain or expand shareholder democracy such as:

.. . Annual elections
.. . Independent directors
.. . Confidential voting
.. . Proposals that require shareholder approval for:
  . . Adoption or retention of "poison pills" or golden parachutes . . Elimination of cumulative voting or preemptive rights
  . . Reclassification of company boards

COMPENSATION


We believe reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the Company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors we consider when reviewing a compensation proposal is the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.


OTHER MATTERS


Some proxy proposals address social, environmental, and issues of conscience with regard to the business conduct of a company. As with all proxies, Ark will review each issue on a case-by-case basis and determine what in our opinion, will best enhance the value of the investment for the client, including any plan and its participants and beneficiaries.

                           CONFLICTS OF INTEREST
                           -------------------------

Ark must act as a fiduciary when voting proxies on behalf of its clients. In that regard, Ark will seek to avoid any conflict of interest by following the proxy voting policies and procedures set forth in this document. In addition, Ark will actively monitor the proxies it receives on behalf of its clients to identify and resolve any potential conflict of interest.


Where Ark identifies a potential conflict of interest, Ark will initially determine whether such potential conflict is material. Where Ark determines there is a potential for a material conflict of interest regarding a proxy, Ark will take one or some of the following steps: (i) inform the client of the conflict and Ark's proposed voting decision; (ii) discuss the proxy vote with the client and provide the client with an opportunity to direct the voting on its behalf; and/or (iii) seek the recommendations of an independent third party.
 Whenever Ark determines there is a potential for a material conflict of interest, Ark will document which step or steps it took to ensure the proxy vote was in the best interest of the client - and not the product of any material conflict. Such documentation will be maintained in accordance with the recordkeeping procedures set forth below.

                                 RECORDKEEPING
                                 -------------

In accordance with Rule 204-2 under the Adviser's Act, Ark will maintain the following: (i) a copy of these proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of a client; (iv) written records of client requests for proxy voting information, (v) written responses to a client's written or oral requests, and
(vi) any documents prepared by Ark that were material to how a proxy was voted or that memorialized the basis for the voting decision.


In maintaining item (ii) above, Ark may rely on proxy statements filed on the SEC's EDGAR system in lieu of maintaining internal copies. In maintaining item
(iii) above, Ark may rely on the records of any third party, such as a proxy voting service; provided, however, that Ark will not rely on such a third party without the express agreement of such party to provide a copy of the documents upon request.


Ark will take reasonable measures to maintain and preserve each of these documents in an easily accessible place for a period of not less than six (6) years from commencing from the end of the fiscal year during which the last
entry was made on such record.   During the first two (2) years of such six (6)
year period, all required documents will be maintained in Ark's main office.

                       DISCLOSURE OF PROXY VOTING RECORD
                       ---------------------------------

Ark will provide a summary of these policies and procedures in its Form ADV Part II to be furnished to clients. Ark will further provide a copy of these policies and procedures to any client upon request. In addition, Ark will inform its clients how they can obtain further information about the manner in which Ark has voted their proxies.


Upon a request from a client, Ark will furnish its proxy voting record with respect to such client's securities. In general, Ark will respond to such client request; however, any client request for information that Ark is not required to maintain pursuant to its recordkeeping responsibilities under Rule 204-2, may require additional time for an appropriate response (including, if applicable, that such records are no longer available or maintained by Ark).


Except as may be required under the Investment Company Act of 1940, in accordance with Rule 206(4)-6(b) under the Adviser's Act, Ark is not required to publicly disclose how it voted any particular proxy or group of proxies. This non-disclosure may be important for investment advisers to maintain privacy regarding clients (for example, to protect the privacy of their clients' holdings).


With respect to each of Ark's clients that is either an open-end or closed-end management investment company registered under the Investment Company Act of 1940 and for which Ark has been delegated the responsibility for voting the proxies, Ark will coordinate with such investment company to ensure that the information required under Form N-PX or Form N-CSR, as the case may be, is accurate and complete.




                   BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                          PROXY VOTING GUIDELINES

BHMS' Proxy Oversight Committee reviews and re-evaluates existing policies, along with new issues on a case-by-case basis. Policy modifications may be made by the Committee in order to assure that all proxy voting decisions are in the best interests of the beneficial owner.


BHMS generally accepts: 1) proposals supporting best procedures for corporate governance regarding election of independent directors, approval of independent auditors, executive compensation plans and corporate structure/ shareholder rights issues, and 2) restoration or protection of shareholders' authority.







                  THE BANK OF NEW YORK - BNY ASSET MANAGEMENT
                        BEACON FIDUCIARY ADVISERS, INC.
                          ESTABROOK CAPITAL MANAGEMENT
                           GANNETT WELSH & KOTLER LLC
                      PROXY VOTING POLICIES AND PROCEDURES




I.INTRODUCTION AND GENERAL PRINCIPLES
-------------------------------------

A.BNY Asset Management, a division of The Bank of New York ("Adviser") and certain of its affiliates have been delegated the authority and responsibility to vote the proxies of certain of its respective trust and investment advisory clients, including both ERISA and non-ERISA clients.


B.Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.


C.Adviser believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with Adviser's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations. Proxies will be voted in the best interest of the Adviser's clients. Only those factors which affect the economic value of a particular asset will be considered and votes will be based solely on the ultimate economic interest of the client.


D.In instances where Adviser does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.


E.In all circumstances, Adviser will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from Adviser's policies and procedures.


F.There may be circumstances under which Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). Adviser understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. Adviser's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II.RESPONSIBILITY AND OVERSIGHT
-------------------------------

A.Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:


 1) developing, authorizing, implementing and updating Adviser's policies and procedures (including the proxy voting guidelines referenced in Section III below);


 2) overseeing the proxy voting process; and

 3) engaging and overseeing any third-party vendors as voting delegate ("Delegate") to review, monitor and/or vote proxies.

B.Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate in order to fulfill its responsibilities. The Proxy Voting Guidelines referenced in Section III below shall be reviewed and, if necessary, revised on at least an annual basis.


C.The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, the chief trust officer, a senior portfolio manager and members of the Portfolio Administration Department.


D.In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, such members shall recuse themselves from consideration of such matter.


III.PROXY VOTING GUIDELINES
---------------------------

A.Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines which have been prepared by the Adviser. A summary of the current applicable proxy voting guidelines is attached to these Voting Policies and Procedures as Exhibit A.


B.In the event the foregoing proxy voting guidelines state that a particular issue shall be voted on a "case-by-case" basis or do not otherwise address how a proxy should be voted, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.


C.There may be circumstances under which the Chief Investment Officer, a portfolio manager or other investment professional ("Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines. In such event, the procedures set forth in Section V, Paragraph C will be followed.


 IV. PROXY VOTING PROCEDURES
----------------------------

A.If a client makes a specific request, Adviser will vote client proxies in accordance with such client's request even if it is in a manner inconsistent with Adviser's policies and procedures (including the proxy voting guidelines).
 Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.


B.At the recommendation of the Proxy Committee, Adviser may engage Delegate as its voting delegate to:


 1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;


 2) vote and submit proxies in a timely manner;

 3) handle other administrative functions of proxy voting;

 4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

 5) maintain records of votes cast; and

 6) provide recommendations with respect to proxy voting matters in general.

C.Except in instances where clients have retained voting authority, Adviser will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to Delegate.


D.Notwithstanding the foregoing, Adviser retains final authority and fiduciary responsibility for proxy voting.


V.  CONFLICTS OF INTEREST
-------------------------

A.Adviser will obtain a copy of any Delegate policies or procedures regarding potential conflicts of interest that could arise in Delegate proxy voting services to Adviser as a result of business conducted by Delegate. Adviser will examine such policies to determine whether potential conflicts of interest of Delegate are minimized by these Policies, Procedures and Practices.


B.As Delegate will vote proxies in accordance with the proxy voting guidelines described in Section III, Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between Adviser and a client as to how proxies are voted.


C.In the event that an Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III, such Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time.
 Such questionnaire will require specific information, including the reasons the Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between Adviser and the client with respect to the voting of the proxy in that manner.


The Proxy Committee will review the questionnaire completed by the Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between Adviser and the client with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.


In the event that the Proxy Committee determines that such vote will not present a material conflict between Adviser and the client, the Proxy Committee will make a determination whether to vote such proxy as recommended by the Investment Professional. In the event of a determination to vote the proxy as recommended by the Investment Professional, an authorized member of the Proxy Committee shall instruct Delegate to vote in such manner with respect to such client or clients.


In the event that the Proxy Committee determines that the voting of a proxy as recommended by the Investment Professional presents a material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Delegate shall vote such proxy in accordance with the proxy voting guidelines described in Section III; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) instruct Delegate or engage another independent third party to determine how to vote the proxy.


D.In the event that the proxy voting guidelines described in Section III state that an issue shall be voted on a "case-by-case" basis or do not otherwise address how a proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between Adviser and the client, an authorized member of the Proxy Committee shall instruct Delegate to vote in such manner with respect to such client or clients.


In the event that the Proxy Committee determines that such vote presents a material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) disclose such conflict to the client or clients and obtain written direction from the client as to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) instruct Delegate or engage another independent third party to determine how proxies should be voted.



E.Material conflicts cannot be resolved by simply abstaining from voting.


VI.  RECORDKEEPING
------------------

 1) Adviser will maintain records relating to the implementation of these proxy voting policies and procedures, including: a copy of these policies and procedures which shall be made available to clients, upon request;


 2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or Delegate);

 3) a record of each vote cast (which Delegate may maintain on Adviser's behalf);

 4) a copy of each questionnaire completed by any Investment Professional under
  Section V above;

 5) any other document created by Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision (including, without limitation, the matters outlined in Section V.D above); and

 6) each written client request for proxy voting records and Adviser's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.


 VII.   DISCLOSURE
------------------

Except as otherwise required by law, Adviser has a general policy of not disclosing to any issuer or third party how Adviser or its voting delegate voted a client's proxy.


September 30, 2004








                           COLUMBUS CIRCLE INVESTORS
                              PROXY VOTING POLICY

                                      2006




I. PROCEDURES
   ----------

  Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients' investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.

  For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.


  In addition to voting proxies for clients, Columbus Circle:


 1) provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV, Part II disclosure brochure, which is available to any clients upon request;


 2) applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

 3) keeps records of proxy voting available for inspection by each client or governmental agencies - to both determine whether the votes were consistent with policy and to determine all proxies were voted;

 4) monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

 5) maintains this written proxy voting policy, which may be updated and supplemented from time to time;

  Frank Cuttita, Columbus Circle's Chief Administrative Officer and Chief Compliance Officer, will maintain Columbus Circle's proxy voting process.
   Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.


 II. VOTING GUIDELINES
     -----------------

  Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating Committee of Columbus Circle has adopted the following voting parameters.


  To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle's client portfolios which provide information for appropriate monitoring of such delegated responsibilities.


  Columbus Circle has delegated to ISS the authority to vote Columbus Circle's clients' proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review. Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.





A. MANAGEMENT PROPOSALS:

  1.When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.

    . "Normal" elections of directors
    . Approval of auditors/CPA
    . Directors' liability and indemnification
    . General updating/corrective amendments to charter
    . Elimination of cumulative voting

    . Elimination of preemptive rights

   2.When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:

    . Capitalization changes that eliminate other classes of stock and voting rights
    . Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.
    . Stock purchase plans with an exercise price of not less than 85% FMV
    . Stock option plans that are incentive based and not excessive
    . Reductions in supermajority vote requirements
    . Adoption of antigreenmail provisions

  3.When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:

    . Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders
    . Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders
    . Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
    . Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions
    . Classified or single-slate boards of directors
    . Reincorporation into a state that has more stringent anti-takeover and related provisions
    . Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.
    .  Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case
    . Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered
    . Amending articles to relax quorum requirements for special resolutions
    . ^ Re-election of director(s) directly responsible for a company's fraudulent or criminal act
    . ^ Re-election of director(s) who holds offices of chairman and CEO
    . Re-election of director(s) who serve on audit, compensation and nominating committees
    . ^ Election of directors with service contracts of three years, which exceed best practice and any change in control provisions
    . ^ Adoption of option plans/grants to directors or employees of related companies
    . ^ Lengthening internal auditors' term in office to four years







B. SHAREHOLDER PROPOSALS:

  Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.


  1.When voting shareholder proposals, in general, initiatives related to the following items are supported:

    . Auditors should attend the annual meeting of shareholders

    . ^Election of the board on an annual basis
    .  Equal access to proxy process
    . ^Submit shareholder rights plan poison pill to vote or redeem
    . ^Undo various anti-takeover related provisions
    . ^Reduction or elimination of super-majority vote requirements
    . Anti-greenmail provisions
    . ^ Submit audit firm ratification to shareholder votes
    . Audit firm rotations every five or more years
    . Requirement to expense stock options
    . ^ Establishment of holding periods limiting executive stock sales . ^ Report on executive retirement benefit plans
    . ^ Require two-thirds of board to be independent
    . ^ Separation of chairman and chief executive posts

  2.When voting shareholder proposals, in general, initiatives related to the following items are not supported:

    . Requiring directors to own large amounts of stock before being eligible to be elected
    . Restoring cumulative voting in the election of directors
    . Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders
    . Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as
      specific     boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.
    . Restrictions banning future stock option grants to executives except in extreme cases

  3.Additional shareholder proposals require case-by-case analysis

    . Prohibition or restriction of auditors from engaging in non-audit services
      (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)
    . Requirements that stock options be performance-based
    . Submission of extraordinary pension benefits for senior executives under a company's SERP for shareholder approval
    . Shareholder access to nominate board members^
    . Requiring offshore companies to reincorporate into the United States

  Another expression of active involvement is the voting of shareholder proposals. Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.


  Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time.
   Should a particular equity company's policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle's staff participates in national forums and maintains contacts with corporate representatives.

III. CONFLICTS OF INTEREST

  Columbus Circle will monitor its proxy voting process for material conflicts of interest. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.


  Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.


  In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making, Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.





  Eff. 01/20/2006





                         DIMENSIONAL FUND ADVISORS INC.

                             PROXY VOTING POLICIES


The Investment Committee at Dimensional Fund Advisors Inc. (the "Sub-advisor") is responsible for overseeing the Sub-advisor's proxy voting process in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies") and Proxy Voting Guidelines (the "Voting Guidelines") adopted by the Sub-advisor.


 The Sub-advisor votes proxies in a manner consistent with the best interests of the Principal Financial Groups' (the "PIF") Funds. The Sub-advisor analyzes proxy statements on behalf of the PIF Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Sub-advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Sub-advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Sub-advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the PIF Funds, and the interests of the Sub-advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Sub-advisor, subsequent to voting, will fully disclose the conflict to PIF.


The Voting Guidelines summarize the Sub-advisor's positions on various issues and give a general indication as to how the Sub-advisor will vote proxies on each issue. The Sub-advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Sub-advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Sub-advisor believes that a PIF Fund's best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Sub-advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Sub-advisor believes would be in the best interest of the PIF Funds. Pursuant to the Voting Guidelines, the Sub-advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director's liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders;
(ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Sub-advisor generally votes against matters such as: (i) anti-takeover measures

(such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Sub-advisor will generally consider on an individual basis such proposals as:
(i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.


Under certain circumstances, the Sub-advisor may not be able to vote proxies or the Sub-advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Sub-advisor does not vote proxies on non-U.S. securities due to local restrictions, customs, other requirements or restrictions or anticipated expenses. The Sub-advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and to the extent it is appropriate, the Sub-advisor generally implements uniform voting procedures for all proxies of a country. The Sub-advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Sub-advisor's decision of whether or not to vote.

                             EMERALD ADVISERS, INC.
                              PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote. It is EAI's policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund's management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:


 1) Selecting proper directors

 2) Insuring that these directors have properly supervised management
 3) Resolve issues of natural conflict between shareholders and managers
  a) Compensation
  b) Corporate Expansion
  c) Dividend Policy
  d) Free Cash Flow
  e) Various Restrictive Corporate Governance Issues, Control Issues, etc.
  f) Preserving Integrity

In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, EAI will exercise its vote in an activist pro-shareholder manner in accordance with the following policies.


I. BOARD OF DIRECTORS

  In theory, the Board represents shareholders, in practice, all too often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders' ongoing financial interest and to properly conduct a board member's oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision-making on behalf of the owners of the corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.


  A. ELECTION OF DIRECTORS, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.
    . Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.

    . Votes should be case in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.
    . Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.
    . Votes should be withheld for directors who nay have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).
    . Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.
    . Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for absences.
    . Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.
    . Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders' views, review management, and provide oversight of the board and their directors.

  B. SELECTION OF ACCOUNTANTS: EAI will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

  C. INCENTIVE STOCK PLANS. EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.

  D. CORPORATE RESTRUCTURING PLANS or company name changes, will generally be evaluated on a case by case basis.

  E. ANNUAL MEETING LOCATION.

    This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. RESOLUTION: EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.


  F.   PREEMPTIVE RIGHTS.

    This is usually a shareholder request enabling shareholders to participate first in any new offering of company common stock. RESOLUTION: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.


  G.  MERGERS AND/OR ACQUISITIONS.

    Each Merger and/or acquisition has numerous ramifications for long term shareholder value. RESOLUTION: After in-depth valuation EAI will vote its shares on a case by case basis.


II.  CORPORATE GOVERNANCE ISSUES

  These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.


  A. PROVISIONS RESTRICTING SHAREHOLDER RIGHTS.

    These provisions would hamper shareholders' ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders' rights to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. RESOLUTION: Vote AGAINST
                                                     ------------------------
    management proposals to implement such restrictions and vote For shareholder
    ----------------------------------------------------------------------------
    proposals to eliminate them.
    ----------------------------


  B. ANTI-SHAREHOLDER MEASURES

    These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interest of shareholders since they do not allow for the most productive use of corporate assets.


    1. CLASSIFICATION OF THE BOARD OF DIRECTORS:

      A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. RESOLUTION: Vote AGAINST proposals to classify the Board and
                    ------------------------------------------------------------
      support proposals (usually shareholder initiated) to implement annual
      ---------------------------------------------------------------------
      election of the Board.
      ----------------------


    2. SHAREHOLDER RIGHTS PLANS (POISON PILLS):
      Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control.
      RESOLUTION: Vote Against proposals to adopt Shareholder Rights Plans, and
      -------------------------------------------------------------------------
      vote For Shareholder proposals eliminating such plans.
      ------------------------------------------------------


    3. UNEQUAL VOTING RIGHTS:
      A takeover defense, also known as superstock, which give holders disproportionate voting rights. EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. RESOLUTION: Vote AGAINST proposals creating different classes of
               ----------------------------------------------------------------
      stock with unequal voting privileges.
      -------------------------------------


    4. SUPERMAJORITY CLAUSES:
      These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. RESOLUTION: Vote AGAINST management proposals
                                  ---------------------------------------------
      to implement supermajority clauses and support shareholder proposals to
      -----------------------------------------------------------------------
      eliminate them.
      ---------------


    5. FAIR PRICE PROVISIONS:
      These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. RESOLUTION: Vote AGAINST management
                                          -----------------------------------
      proposals to implement fair price provisions and vote FOR shareholder
      ---------------------------------------------------------------------
      proposals to eliminate them. CAVEAT: Certain fair price provisions are
      ---------------------------
      legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholders' interest.


    6. INCREASES IN AUTHORIZED SHARES AND/OR CREATION OF NEW CLASSES OF COMMON AND PREFERRED STOCK:
      a. INCREASING AUTHORIZED SHARES.
        EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would indicate stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company. Resolution: On a case by case basis, vote AGAINST management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its rights to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.


      b. CREATION OF NEW CLASSES OF STOCK.
        Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These "blank check" issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders. Resolution: EAI would vote AGAINST
                                            ----------------------------------
        management in allowing the Board the discretion to issue any type of
        --------------------------------------------------------------------
        "blank check" stock without shareholder approval.
        -------------------------------------------------


  C. DIRECTORS AND MANAGEMENT LIABILITY AND INDEMNIFICATION

    These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action. Resolution: On a case by case basis,
                                         ------------------------------------
    EAI votes AGAINST attempts by management to eliminate director's and
    --------------------------------------------------------------------
    management liability for their duty of care.
    --------------------------------------------


  D. COMPENSATION PLANS (INCENTIVE PLANS)

    Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as "golden parachutes" or "tin parachutes" as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
    Resolution: On a case by case basis, vote AGAINST attempts by management to
    ---------------------------------------------------------------------------
    adopt proposals that are specifically designed to grossly or unduly benefit
    ---------------------------------------------------------------------------
    members of executive management in the event of an acquisition.
    ---------------------------------------------------------------


  E. GREENMAIL

    EAI would not support management in the payment of greenmail. Resolution:
                                                                  -----------
    EAI would vote FOR any shareholder resolution that would eliminate the
    ----------------------------------------------------------------------
    possibility of the payment of greenmail.
    ----------------------------------------


  F. CUMULATIVE VOTING

    Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected. Resolution: Cumulative voting tends to serve special
                           ----------------------------------------------------
    interests and not those of shareholders, therefore EAI will vote AGAINST any
    ----------------------------------------------------------------------------
    proposals establishing cumulative voting and For any proposal to eliminate
    --------------------------------------------------------------------------
    it.
    ---


  G. PROPOSALS DESIGNED TO DISCOURAGE MERGERS & ACQUISTIONS IN ADVANCE

    These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluation takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluation an acquisition proposal". Directors are elected to primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviated from those interests. Resolution: EAI will vote AGAINST proposals
                                   -------------------------------------------
    that would discourage the most productive use of corporate assets in
    --------------------------------------------------------------------
    advance.
    --------


  H. CONFIDENTIAL VOTING

    A company that does not have a secret ballot provision had the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote FOR
                                                           --------------------
    proposals to establish secret ballot voting.
    --------------------------------------------


  I.   DISCLOSURE

    Resolution: EAI will vote AGAINST proposals that would require any kind of
                --------------------------------------------------------------
    unnecessary disclosure of business records. EAI will vote For proposals that
    ----------------------------------------------------------------------------
    require disclosure of records concerning unfair labor practices or records
    --------------------------------------------------------------------------
    dealing with the public safety.
    -------------------------------


  J.   SWEETENERS

    Resolution: EAI will vote AGAINST proposals that include what are called
    ------------------------------------------------------------------------
    "sweeteners" used to entice shareholders to vote for a proposal that
    --------------------------------------------------------------------
    includes other items that may not be in the shareholders' best interest. For
    ----------------------------------------------------------------------------
    instance, including a stock split in the same proposal as a classified
    ----------------------------------------------------------------------
    Board, or declaring an extraordinary dividend in the same proposal
    ------------------------------------------------------------------
    installing a shareholders' rights plan (Poison Pill).
    -----------------------------------------------------


  K. CHANGING THE STATE OF INCORPORATION

    If management sets forth a proposal to change the State of Incorporation, the reason for the change is usually to take advantage of another state's liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: ON
                                                                 --------------
    A CASE BY CASE BASIS, EAI will vote
    -----------------------------------

    AGAINST proposals changing the State of Incorporation for the purposes of
    -------------------------------------------------------------------------
    their anti-shareholder provisions and will support shareholder proposals
    ------------------------------------------------------------------------
    calling for reincorporation into a jurisdiction more favorable to
    -----------------------------------------------------------------
    shareholder democracy.
    ----------------------


  L. EQUAL ACCESS TO PROXY STATEMENTS

    EAI supports stockholders' rights to equal access to the proxy statement, in the same manner that management has access. Stockholders are owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: EAI
                                                                ---------------
    will support any proposal calling for equal access to proxy statements.
    -----------------------------------------------------------------------


  M.  ABSTENTION VOTES

    EAI supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares "represented" or "cast" at an annual meeting. Only those shares cast favoring or opposing a proposal
                                                 --------------------
    should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: EAI will support any proposal to change a company's
                ---------------------------------------------------------------
    by-laws or articles of incorporation to reflect the proper account for
    ----------------------------------------------------------------------
    abstention votes.
    -----------------


III.  OTHER ISSUES

  On other major issues involving questions of community interest, moral and
  social     concern, fiduciary trust and respect for the law such as:

  A. Human Rights

  B. Nuclear Issues

  C. Defense Issues

  D. Social Responsibility

  EAI, in general supports the position of management. Exceptions to this policy include:


    1. SOUTH AFRICA
      EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.


    2. NORTHERN IRELAND
      EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.


                     FIDELITY FUND PROXY VOTING GUIDELINES
                    (INCLUDING FUNDS SUB-ADVISED BY FMR CO.
              FOR WHICH FMR CO. HAS BEEN GRANTED VOTING AUTHORITY)
                                   MARCH 2005




I. General Principles


 A) Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.


 B) Non-routine proposals will generally be voted in accordance with the guidelines.

 C) Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Operations Committee or its designee.

 D) Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 E) The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)


 A) Large capitalization company - a company included in the Russell 1000 stock index.


 B) Small capitalization company - a company not included in the Russell 1000 stock index.

 C) Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D) Poison Pill Plan - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 E) Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 F) Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 G) Sunset provision - a condition in a charter or plan that specifies an expiration date.

 H) Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors


 A) Incumbent Directors


  FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority on the election of directors if:


  1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

    With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

    a)  The poison pill includes a sunset provision of less than 5 years;
    b)The poison pill is linked to a business strategy that will result in greater value for the shareholders; and
    c)Shareholder approval is required to reinstate the poison pill upon expiration.

    FMR will also not consider withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.


  2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.


  3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.


  4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.


 B) Indemnification

  FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/ or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.


 C) Independent Chairperson

  FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson.
   However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.


IV. Compensation


 A) Equity Award Plans (including stock options, restricted stock awards, and other stock awards)


  FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:


  1)(a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

  2)
    In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

    However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

    a)The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;
    b)The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

  3)The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

  4)The granting of awards to non-employee directors is subject to management discretion.

  5)
    In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

  FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:


  1)The shares are granted by a compensation committee composed entirely of independent directors; and


  2)The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B) Equity Exchanges and Repricing

  FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:


  1) Whether the proposal excludes senior management and directors;


  2)Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

  3)
    Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

  4)The company's relative performance compared to other companies within the relevant industry or industries;

  5)
    Economic and other conditions affecting the relevant industry or industries in which the company competes; and

  6)
    Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C) Employee Stock Purchase Plans

  FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.


 D) Employee Stock Ownership Plans (ESOPs)

  FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.


 E) Executive Compensation

  FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.


V. Anti-Takeover Plans


  FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:


 A) The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.


 B) The anti-takeover plan includes the following:

  1)the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;


  2)
    the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

  3)shareholder approval is required to reinstate the anti-takeover plan upon expiration;

  4)the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

  5)the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 C) It is an anti-greenmail proposal that does not include other anti-takeover provisions.

 D) It is a fair price amendment that considers a two-year price history or less.

  FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.


VI. Capital Structure / Incorporation


 A) Increases in Common Stock

  FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.


 B) New Classes of Shares

  FMR will generally vote against the introduction of new classes of stock with differential voting rights.


 C) Cumulative Voting Rights

  FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.


 D) Acquisition or Business Combination Statutes

  FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.


 E) Incorporation or Reincorporation in Another State or Country

  FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.


VII. Auditors


 A) FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.


 B) FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other


 A) Voting Process


  FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.


 B) Regulated Industries

  Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no Fund or group of Funds has acquired control of such organization.


                                                                    October 2003

                         GOLDMAN SACHS ASSET MANAGEMENT
                                   ("GSAM")*

                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect GSAM's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.


PUBLIC EQUITY INVESTMENTS

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.


In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


General Overview


While it is GSAM's policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.


Active Equity


Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.


In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team's research efforts.


As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team's investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company's record and policies on corporate governance practices that may affect shareholder value.


Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team's members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.


Quantitative Equity


Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).


Use of Third-Party Service Providers


We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

GSAM's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.


Conflicts of Interest


Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.


Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.


FIXED INCOME AND PRIVATE INVESTMENTS

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.


EXTERNAL MANAGERS

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. GSAM may, however, retain such responsibilities where it deems appropriate.


CLIENT DIRECTION

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.


                ************************************************


                                                                      APPENDIX A

                  ISS STANDARD PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the "Guidelines"), which form the substantive basis of GSAM's Policy on Proxy Voting for Investment Advisory Clients ("Policy") with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

  1. Auditors

    Vote FOR proposals to ratify auditors, unless any of the following apply:
    . An auditor has a financial interest in or association with the company, and is therefore not independent,
    . Fees for non-audit services are excessive, or . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

  2. Board of Directors


    a. Voting on Director Nominees in Uncontested Elections
      Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.


    b. Classification/Declassification of the Board
      Vote AGAINST proposals to classify the board.

      Vote FOR proposals to repeal classified boards and to elect all directors annually.


    c. Independent Chairman (Separate Chairman/CEO)
      Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.


    d. Majority of Independent Directors/Establishment of Committees
      Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

      Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.


  3. Shareholder Rights


    a. Shareholder Ability to Act by Written Consent
      Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

      Vote FOR proposals to allow or make easier shareholder action by written consent.


    b. Shareholder Ability to Call Special Meetings
      Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

      Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


    c. Supermajority Vote Requirements
      Vote AGAINST proposals to require a supermajority shareholder vote.

      Vote FOR proposals to lower supermajority vote requirements.


    d. Cumulative Voting
      Vote AGAINST proposals to eliminate cumulative voting.

      Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.


    e. Confidential Voting
      Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

      Vote FOR management proposals to adopt confidential voting.

  4. Proxy Contests


    a. Voting for Director Nominees in Contested Elections
      Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.


    b. Reimbursing Proxy Solicitation Expenses
      Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.


  5. Poison Pills

    Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

  6. Mergers and Corporate Restructurings

    Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

  7. Reincorporation Proposals

    Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

  8. Capital Structure


    a. Common Stock Authorization
      Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

      Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

      Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.


    b. Dual-class Stock
      Vote AGAINST proposals to create a new class of common stock with superior voting rights.

      Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

      . It is intended for financing purposes with minimal or no dilution to current shareholders
      . It is not designed to preserve the voting power of an insider or significant shareholder

  9. Executive and Director Compensation

    Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

    Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

    a. Management Proposals Seeking Approval to Reprice Options

    Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
      . Historic trading patterns
      . Rationale for the repricing

      . Value-for-value exchange
      . Option vesting
      . Term of the option
      . Exercise price
      . Participation

    b. Employee Stock Purchase Plans

    Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

    Vote FOR employee stock purchase plans where all of the following apply:
      . Purchase price is at least 85 percent of fair market value;
      . Offering period is 27 months or less; and . Potential voting power dilution is ten percent or less.

    Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

    c. Shareholder Proposals on Compensation
    Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

  10. Social and Environmental Issues

    These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

    In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                              GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")
                      PROXY VOTING POLICIES AND PROCEDURES




I.INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.


This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.


GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.


II.PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

 1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;


 2) ensure that proxies are voted and submitted in a timely manner;

 3) handle other administrative functions of proxy voting;

 4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

 5) maintain records of votes cast; and

 6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A.
 GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.


Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.


III.PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:





 1) Implementing and updating the applicable domestic and global ISS proxy voting guidelines;


 2) Overseeing the proxy voting process; and

 3) Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.


IV.CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.


In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or
(b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:


 1) GMO has a business relationship or potential relationship with the issuer;


 2) GMO has a business relationship with the proponent of the proxy proposal; or

 3) GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.


V.RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:


 1) a copy of these policies and procedures which shall be made available to clients, upon request;


 2) a record of each vote cast (which ISS maintains on GMO's behalf); and

 3) each written client request for proxy records and GMO's written response to any client request for such records.




Such proxy voting records shall be maintained for a period of five years.


VI.REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.


VII.DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.


Effective:  August 6, 2003




                      ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.





1.AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

.. . An auditor has a financial interest in or association with the company, and is therefore not independent
.. . Fees for non-audit services are excessive, or .. . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees attendance at board meetings corporate governance provisions and takeover activity, long-term company performance responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.




CLASSIFICATION/DECLASSIFICATION OF THE BOARD


Vote AGAINST proposals to classify the board.


Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.


MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

 Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS


SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.


Vote FOR proposals to allow or make easier shareholder action by written consent
..
SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.


CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.


CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS


VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.


6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.


7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.


8. CAPITAL STRUCTURE


COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
.. . It is intended for financing purposes with minimal or no dilution to current shareholders
.. . It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.


Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.




MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
.. . Historic trading patterns
.. . Rationale for the repricing
.. . Value-for-value exchange
.. . Option vesting
.. . Term of the option
.. . Exercise price
.. . Participation



EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
.. . Purchase price is at least 85 percent of fair market value
.. . Offering period is 27 months or less, and .. . Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION


Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.


10.SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.




                   CONCISE SUMMARY OF ISS GLOBAL PROXY VOTING
                                   GUIDELINES

Following is a concise summary of general policies for voting global proxies.
 In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS
Vote FOR approval of financial statements and director and auditor reports, unless:
.. . there are concerns about the accounts presented or audit procedures used; or .. . the company is not responsive to shareholder questions about specific items that should be publicly disclosed.
..


APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
.. . there are serious concerns about the accounts presented or the audit procedures used;
.. . the auditors are being changed without explanation; or .. . nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.


ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:
.. . there are serious concerns about the statutory reports presented or the audit procedures used;
.. . questions exist concerning any of the statutory auditors being appointed; or .. . the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:
.. . the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
.. . the payout is excessive given the company's financial position.



STOCK (SCRIP) DIVIDEND ALTERNATIVE
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS
Vote FOR management nominees in the election of directors, unless:
.. . there are clear concerns about the past performance of the company or the board; or
.. . the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.


Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.


Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

DIRECTOR COMPENSATION
Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.


Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.


Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT
Vote FOR discharge of the board and management, unless:
.. . there are serious questions about actions of the board or management for the year in question; or
.. . legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.



BOARD STRUCTURE
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.



INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
.. . the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or .. . the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.




CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.



PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.



SHARE REPURCHASE PLANS:
Vote FOR share repurchase plans, unless:
.. . clear evidence of past abuse of the authority is available; or .. . the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:
Vote FOR mergers and acquisitions, unless:
.. . the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or .. . the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.


ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:
Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:
Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:
Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.


Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.




                           JPMORGAN ASSET MANAGEMENT
             GLOBAL PROXY VOTING PROCEDURES AND GUIDELINES SUMMARY
                                  2005 EDITION
                                 APRIL 6, 2005







As an investment adviser, J.P. Morgan Investment Management Inc. ("J.P. Morgan") may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, J.P. Morgan and its affiliated advisers have adopted detailed proxy voting procedures ("Procedures") that incorporate detailed proxy guidelines ("Guidelines") for voting proxies on specific types of issues.


J.P. Morgan is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. As a general rule, in routine proxies of a particular security, the guidelines of the region in which the issuer of such security is organized will be applied.


Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines, matters that require a case-by-case determination or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.


To oversee and monitor the proxy-voting process, J.P. Morgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by J.P. Morgan. The procedures permit an independent voting service; currently Institutional Shareholder Services, Inc. in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

                              LOS ANGELES CAPITAL
                                   MANAGEMENT

                            PROXY VOTING PROCEDURES
                                 I.INTRODUCTION

Los Angeles Capital Management (LACM) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).


II.STATEMENT OF POLICIES AND PROCEDURES

  A.CLIENT'S BEST INTEREST


    LACM's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. We are able to accomplish this by employing Glass, Lewis & Co. to act as an independent voting agent on our behalf thereby minimizing any conflicts that could arise. Glass, Lewis & Co. provides objective proxy analysis voting recommendations and manages the operational end of the process, ensuring compliance with all applicable laws and regulations.


  B.CASE-BY-CASE BASIS


    Although we have established guidelines which were developed in conjunction with Glass, Lewis & Co., and we have a pre-determined voting policy, we retain the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.


  C.CONFLICTS OF INTEREST


    Any material conflicts that arise are resolved in the best interest of clients. We believe by employing Glass, Lewis & Co. to monitor and vote all proxies on our behalf, we are able to minimize the extent to which there may be a material conflict between LACM's interests and those of our clients.
     Most votes are based on a pre-determined policy while case by case votes are made by utilizing recommendations of Glass, Lewis & Co.


  D.LIMITATIONS

    1. Limited Value. LACM reserves the right to abstain from voting a client
       --------------
      proxy if it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

    2. Special Considerations.  Certain accounts may warrant specialized
       -----------------------
      treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.

      a. Mutual Funds
       (1) Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940.4
       (2) Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund.
       (3) Proxies of portfolio companies will be voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.
      b.  ERISA Accounts
       (1) Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.
       (2) From time to time, LACM may engage in active monitoring and communications with the issuer with respect to ERISA accounts, particularly while maintaining a long-term or relatively illiquid investment in the issuer. This may be achieved through a variety of means, including exercising the legal rights of a shareholder.

  E. CLIENT DIRECTION


    LACM recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client's portfolio holdings. LACM will require that the contract provides for such direction including instructions as to how those votes will be managed in keeping with the client's wishes particularly when it is different from the adviser's policies and procedures.


  F. BASIS FOR FORMULATION


    LACM has developed procedures and proxy voting guidelines that outline the general principals and philosophy behind our proxy voting program.
     Specifically, LACM has contracted to have Glass, Lewis & Co. manage the proxy voting for all of the firm's accounts. In addition, LACM has created and adopted a procedures statement and a guideline statement which it has instructed Glass, Lewis & Co. to implement.


    LACM may also incorporate information gathered from other sources beyond Glass, Lewis & Co. These include:

    1. Source of Information. The adviser may conduct research internally and/or
       ----------------------
      use the resources of an independent research consultant.

    2. Information. The adviser's policies and procedures may be based on the
       ------------
      following information: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. Fortune 500 companies.


  G.SHAREHOLDER ACTIVISM


    The firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.


  H. AVAILABILITY OF POLICIES AND PROCEDURES


    LACM will provide all clients with a copy of the policies and procedures upon request, however, please note they may be updated periodically.


  I.DISCLOSURE OF VOTE


    Clients may request at any time a copy of our voting records for their account by simply making a formal request to LACM.

    1. Clients LACM will make this information available to an advisory client
       -------
      upon its request within a reasonable time period and in a manner appropriate to the nature of the advisory business. For further information, please contact Carin Madden of LACM at 310-479-9878.

    2. Third Parties LACM has a general policy of not disclosing to third
       -------------
      parties how it (or its voting delegate) voted a client's proxy.

III.RESPONSIBILITY AND OVERSIGHT

  A.Designated Individual or Committee LACM has a designated compliance officer who has the responsibility for administering and overseeing the proxy voting process. In addition there is a Proxy Committee who formally approves and reviews all proxy guidelines, procedures and voting records.


  B.Duties of the Compliance Officer and the Proxy Committee.


    1.Develop, authorize, implement and update the policies and procedures;


    2.Oversee the proxy voting process;


    3.Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues;


    4.Engage and oversee the third-party vendor, Glass, Lewis & Co., to review, monitor, and/or vote proxies;


    5.The committee will meet as necessary to fulfill its responsibilities.


IV. PROCEDURES

  A.Client Direction LACM's responsibility for voting proxies are determined generally by the obligations set forth under each advisory contract.


    1.ERISA Accounts Voting ERISA client proxies is a fiduciary act of plan
      --------------
    asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan. (DOL Bulletin 94-2)


    2. Change in Client Direction. LACM, while accepting direction from clients
       ---------------------------
    on specific proxy issues for their own account, reserves the right to maintain its standard position on all other client accounts.


  B.PROCESS OF VOTING PROXIES


    1.Obtain Proxy Registered owners of record, e.g. the trustee or custodian
       -----------
    bank, that receive proxy materials from the issuer or its information agent, or an ERISA plan are instructed to sign the proxy in blank and forward it directly Glass, Lewis & Co., the voting delegate.

    a. Securities Lending. LACM may recall securities that are part of a
       -------------------
      securities lending program for materially important votes.


    2.Match  Each proxy received is matched to the securities to be voted and a
      -----
    reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time.


    3.Categorize  Each proxy is reviewed and categorized according to issues and
      ----------
    the proposing parties.


    4.Conflicts of Interest  Each proxy is reviewed by the proxy administrator
      ---------------------
    or committee member to assess the extent to which there may be a material conflict between the adviser's interests and those of the client. Upon notifying the client of the conflict and unless the client issues a specific directive to LACM on how to vote, LACM will vote in accordance with a pre-determined policy based on the recommendations of Glass, Lewis & Co. If the client issues a directive that clearly creates a conflict of interest for LACM, the client will be given two options. One option will be to vote its own proxy on that issue and the other will be to turn the decision over to another independent third party to vote.

     5.Vote  Glass, Lewis & Co. then votes the proxy in accordance with the
       ----
    firm's policies and procedures and returns the voted proxy to the issuer or its information agent.


    6.Review Glass, Lewis & Co. has the responsibility to ensure that materials
      ------
    are received by LACM in a timely manner. In addition they monitor and reconcile on a regular basis the proxies received against holding on the record date of client accounts over which we have voting authority. This ensures that all shares held on the record date, and for which a voting obligation exists. are voted.


  C.Voting Delegate. LACM has engaged Glass, Lewis & Co. as a service provider to assist with administrative functions. Glass, Lewis & Co. is charged with the following duties.


    I . Documentation.  Glass, Lewis & Co. will document any decision to
        --------------
    delegate its voting authority to a voting delegate.


    2.Final Authority. Despite the relationship with Glass, Lewis & Co., LACM
      ----------------
    retains final authority and fiduciary responsibility for proxy voting.


    3.Consistency.  LACM has verified that Glass, Lewis & Co.'s procedures are
      ------------
    consistent with LACM's policies and procedures.


    4. Reports. Glass, Lewis & Co. uses an online system where LACM has access
       --------
    to all proxy ballots and votes therefore we are able to generate any report as needed at any time.


  D.RECORDKEEPING


    1.Section 204  Glass, Lewis & Co. maintains all records of proxies voted
      -----------
    pursuant to Section 204-2 of the Advisers Act.


    2.Contents
      --------

    a. As required by Rule 204-2(c): (1) a copy of its policies and procedures;
      (2) proxy statements received regarding client securities (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (3) a record of each vote cast (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (4) a copy of any document created by LACM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
      (5) each written client request for proxy voting records and LACM's written response to any (written or oral) client request for such records.

    b. For ERISA accounts, LACM is required to maintain accurate proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether LACM is fulfilling its obligations. (DOL Bulletin 942) Retention may include:

      (1) issuer name and meeting;

      (2) issues voted on and record of the vote;

      (3) number of shares eligible to be voted on the record date; and

      (4) numbers of shares voted.


    3.Duration  Proxy voting books and records will be maintained at Glass,
     ---------
    Lewis & Co., who will provide copies of those records promptly upon request, for a period of five years.


                       MAZAMA CAPITAL MANAGEMENT, INC

PROXY VOTING

POLICY


Mazama Capital Management, Inc. ("Mazama"), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.


BACKGROUND


Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.


GUIDING PRINCIPLES


Proxy voting procedures must adhere to the following broad principles:


1.Voting rights have economic value and must be treated accordingly. This means the fiduciary (Mazama) has a duty to vote proxies in those cases where fiduciary responsibility has been delegated to Mazama.


2.Fiduciaries must maintain documented voting policies or guidelines to govern proxy voting decisions.


3.Fiduciaries should keep records of proxy voting.


PROXY ADMINISTRATION


The Compliance Department has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures. The Director of Research is responsible for determining our firm's positions on all major corporate issues, creates guidelines and oversees the voting process.


Mazama takes an active role in voting proxies on behalf of all accounts for which the firm has been hired as investment manager, unless proxy voting responsibility has been retained by the client. Generally, routine proxies will be voted with management as indicated on the proxy.


Mazama has retained Institutional Shareholder Services ("ISS"), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. ISS provides administrative assistance to the proxy voting process by electronically executing the votes while allowing Mazama to retain voting authority.


VOTING POLICIES

All proxy materials received on behalf of clients are forwarded to Institutional Shareholder Services (ISS).

1.Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines.


2.Proxy ballots for securities no longer held in client accounts will not be voted.





Mazama generally votes in favor of routine issues. Such issues may include but are not limited to:


1.Elect directors


2.Appoint auditors


3.Eliminate preemptive rights


4.Increase authorized shares issued



With regard to non-routine issues, Mazama considers many things including, but not limited to:

1.Management's recommendation;


2.The recommendation of ISS; and


3.Mazama's assessment as to what is best for shareholders


With regard to issues which are often included in proxies, Mazama believes as follows:


EXECUTIVE COMPENSATION
----------------------


Mazama's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by case basis, Mazama generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We generally oppose plans that give a company the ability to re-price options.


ANTI-TAKEOVER AND CORPORATE GOVERNANCE ISSUES
---------------------------------------------


Mazama generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Mazama strongly favors having only independent board members in all sub-committees (compensation, nominating, audit, etc.) and may vote against certain board members if they are affiliated with the company and also members of the sub-committees. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.


SOCIAL AND CORPORATE RESPONSIBILITY ISSUES
------------------------------------------


Mazama generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations and have not been adequately addressed by management.


PROCEDURE

Mazama has adopted procedures to implement the firm's policy and reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:


VOTING PROCEDURES


1.All employees will forward any proxy materials received on behalf of clients to the Director of Research;


2.The Director of Research will determine which client accounts hold the security to which the proxy relates;


3.Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.


DISCLOSURE


1.Mazama will provide conspicuously displayed information in its ADV Part II summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Mazama voted a client's proxies, and that clients may request a copy of these policies and procedures.


2.The Compliance Officer ("CO") will also send a copy of this summary to all existing clients who have previously received Mazama's ADV Part II; or the CO may send each client the amended ADV Part II. Either mailing shall highlight the inclusion of information regarding proxy voting.


CLIENT REQUESTS FOR INFORMATIOn


1.All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CO.


2.In response to any request the Compliance will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Mazama voted the client's proxy with respect to each proposal about which client inquired.


CONFLICTS OF INTEREST


1.Mazama will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Mazama with the issuer of each security to determine if Mazama or any of its employees has any financial, business or personal relationship with the issuer.


2.If a material conflict of interest exists, Director of Research will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.


3.Mazama will maintain a record of the voting resolution of any conflict of interest.


RECORDKEEPING


The CO shall retain the following proxy records in accordance with the SEC's five-year retention requirement.


These policies and procedures and any amendments;


1.A record of each vote that Mazama casts;


2.Any document Mazama created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

3.A copy of each written request from a client for information on how Mazama voted such client's proxies, and a copy of any written response.








                          MELLON FINANCIAL CORPORATION
                              PROXY VOTING POLICY
                              (APPROVED 08/20/04)

1. SCOPE OF POLICY - This Proxy Voting Policy has been adopted by the investment advisory subsidiaries of Mellon Financial Corporation ("Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of Mellon (Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").


2. FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.


3. LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.


4. LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.


5. ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.


6. "SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.


  With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.


7. PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.


8. MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.


9. SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.


10. RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.


11. DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the vote is recorded.

                             NEUBERGER BERMAN, LLC

                        NEUBERGER BERMAN MANAGEMENT INC.
                    PROXY VOTING POLICIES AND PROCEDURES


                        NON-SOCIALLY RESPONSIVE CLIENTS

I. INTRODUCTION AND GENERAL PRINCIPLES

 A) Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, "NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.


 B) NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

 C) NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

 D) In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

 E) In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's policies and procedures.

 F) There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II. RESPONSIBILITY AND OVERSIGHT

 A) NB has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:


 1) developing, authorizing, implementing and updating NB's policies and procedures;


 2) overseeing the proxy voting process; and

 3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.

 B) Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

 C) The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

 D) In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III.  PROXY VOTING GUIDELINES

 A) NB has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.


 B) Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.

 C) There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional ("NB Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. In such event, the procedures set forth in Section V, Paragraph C will be followed.

IV.  PROXY VOTING PROCEDURES

 A) NB will vote client proxies in accordance with a client's specific request even if it is in a manner inconsistent with NB's policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.


 B) At the recommendation of the Proxy Committee, NB has engaged ISS as its voting delegate to:

 1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;


 2) vote and submit proxies in a timely manner;

 3) handle other administrative functions of proxy voting;

 4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

 5) maintain records of votes cast; and

 6) provide recommendations with respect to proxy voting matters in general.

 C) Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

 D) Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

V.  CONFLICTS OF INTEREST

 A) NB has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to NB as a result of business conducted by ISS. NB believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices, a copy of which is attached hereto as Exhibit B.


 B) ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.

 C) In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner.

  The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.


  In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.


  In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.


 D) In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

  In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.

  In the event that the Proxy Committee determines that such vote presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or
  (iii) engage another independent third party to determine how proxies should be voted.


 E) Material conflicts cannot be resolved by simply abstaining from voting.

VI.  RECORDKEEPING

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:


 1) a copy of these policies and procedures, which shall be made available to clients upon request;


 2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);

 3) a record of each vote cast (which ISS maintains on NB's behalf);

 4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;

 5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

 6) each written client request for proxy voting records and NB's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.


VII.  DISCLOSURE

Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client's proxy.

                              EFFECTIVE JUNE 2003


                           NUVEEN ASSET MANAGEMENT
                         MUNICIPAL BOND MANAGED ACCOUNT
                            PROXY VOTING GUIDELINES

Nuveen Asset Management (the "Adviser") serves as investment adviser for client accounts ("Accounts") investing in municipal bonds and other securities whose issuers generally do not solicit proxies. In the rare event that such an issuer were to solicit a proxy, the Adviser would engage an independent third party or proxy voting service to vote such proxy or to determine how the proxy should be voted, whether or not the proxy presented the Adviser with a material conflict of interest. A member of the Adviser's legal department would oversee the administration of the voting, ensure that records were maintained in accordance with Rule 206(4)-6, and ensure that proxy voting records with respect to an Account were made available to such client as requested.





Modified November 10, 2004

                            POST ADVISORY GROUP, LLC

                       PROXY AND CORPORATE ACTION VOTING
                            POLICIES AND PROCEDURES

                                     POLICY

Post Advisory Group, LLC ("Post") acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). While Post primarily manages fixed income securities, it does often hold a limited amount of voting securities (or securities for which shareholder action is solicited) in a client account. Thus, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right to vote its own proxies or to take shareholder action in other corporate actions, Post will vote all proxies or act on all other actions received in sufficient time prior to their deadlines as part of its full discretionary authority over the assets. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.


When voting proxies or acting on corporate actions for clients, Post's utmost concern is that all decisions be made solely in the best interest of the shareholder (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Post will act in a manner deemed prudent and diligent and which is intended to enhance the economic value of the assets of the account.


PURPOSE


The purpose of these Proxy Voting and Corporate Action Policies and Procedures is to memorialize the procedures and policies adopted by Post to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").


PROCEDURES


Post's Operations Department is ultimately responsible for ensuring that all proxies received by Post are voted in a timely manner and voted consistently across all portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.


Where a proxy proposal raises a material conflict of interest between Post's interests and the client's, Post will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. When a client does not respond to such a conflict disclosure request or denies the request, Post will abstain from voting the securities held by that client's account.


The Operations Department is also responsible for ensuring that all corporate actions received by Post are addressed in a timely manner and consistent action is taken across all portfolios.


RECORD KEEPING


In accordance with Rule 204-2 under the Advisers Act, Post will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided, however, that Post may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.


Post will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and the manner in which clients may obtain information on how Post voted their securities. Clients may obtain information on how their securities were voted or a copy of our Policies and Procedures by written request addressed to Post.
 Post will coordinate with the relevant mutual fund service providers to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.


GUIDELINES


Each proxy issue will be considered individually. The following guidelines are a partial list to be used in evaluating voting proposals contained in the proxy statements, but will not be used as rigid rules.


VOTE AGAINST

  a) Issues regarding Board entrenchment and anti-takeover measures such as the following:
    (i) Proposals to stagger board members' terms;
    (ii) Proposals to limit the ability of shareholders to call special meetings;
    (iii) Proposals to require super majority votes;
    (iv) Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;
    (v) Proposals regarding "fair price" provisions;
    (vi) Proposals regarding "poison pill" provisions; and
    (vii) Permitting "green mail."
  b) Providing cumulative voting rights.

VOTE FOR

  a) Election of directors recommended by management, except if there is a proxy fight.
  b) Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.
  c) Date and place of annual meeting.
  d) Rotation of annual meeting place.
  e) Limitation on charitable contributions or fees paid to lawyers.
  f) Ratification of directors' actions on routine matters since previous annual meeting.
  g) Confidential voting.
  h) Limiting directors' liability.

CASE-BY-CASE


Proposals to:


  (1 Pay directors solely in stock.


  (2) Eliminate director mandatory retirement policy.


  (3) Mandatory retirement age for directors.


  (4) Rotate annual meeting location/date.


  (5) Option and stock grants to management and directors.


  (6) Allowing indemnification of directors and/or officers after reviewing the applicable state laws and extent of protection requested.


                   PRINCIPAL GLOBAL INVESTORS, LLC   ("PGI")*
                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS

PGI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where PGI has the authority to vote proxies, PGI complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect PGI's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

PUBLIC EQUITY INVESTMENTS
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors PGI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation,reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each PGI equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PGI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the Senior management of PGI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


GENERAL OVERVIEW
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PGI senior management) and any specific shareholder vote (subject to the approval process described in this policy).

Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PGI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

PGI's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PGI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


PGI may hire other service providers to replace or supplement ISS with respect to any of the services PGI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest
Pursuant to this Policy, PGI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PGI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PGI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PGI management into potential conflicts of interest., PGI senior management will not approve decisions that are based on the influence of such conflicts.


FIXED INCOME AND PRIVATE INVESTMENTS
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

EXTERNAL MANAGERS
Where PGI places client assets with managers outside of PGI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. PGI may, however, retain such responsibilities where it deems appropriate.

CLIENT DIRECTION
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PGI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PGI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.



                               APPENDIX XV-A


                    PROXY VOTING POLICIES AND PROCEDURES FOR
                            PRINCIPAL INVESTORS FUND
                       PRINCIPAL VARIABLE CONTRACTS FUND
                             PRINCIPAL RETAIL FUNDS
                              (DECEMBER 15, 2003)




It is each fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the fund's portfolio securities in accordance with the advisor's or sub-advisor's voting policies and procedures.


The advisor or sub-advisor must provide, on a quarterly basis:


 1) Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the advisor or sub-advisor, were voted in a manner consistent with the advisor's or sub-advisor's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an advisor or sub-advisor, the advisor or sub-advisor will identify any proxies the advisor or sub-advisor voted in a manner inconsistent with its policies and procedures. The advisor or sub-advisor shall list each such vote, explain why the advisor or sub-advisor voted in a manner contrary to its policies and procedures, state whether the advisor or sub-advisor's vote was consistent with the recommendation to the advisor or sub-advisor of a third party and, if so, identify the third party; and

 2) Written notification of any changes to the advisor's or sub-advisor's proxy voting policies and procedures made during the preceding calendar quarter.

The advisor or sub-advisor must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each fund portfolio or portion of fund portfolio for which it serves as investment advisor, in a format acceptable to fund management:


 1) Identification of the issuer of the security;


 2) Exchange ticker symbol of the security;

 3) CUSIP number of the security;

 4) The date of the shareholder meeting;

 5) A brief description of the subject of the vote;

 6) Whether the proposal was put forward by the issuer or a shareholder;

 7) Whether and how the vote was cast;

 8) Whether the vote was cast for or against management of the issuer.






                      PRINCIPAL REAL ESTATE INVESTORS, LLC
                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS




PREI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where PREI has the authority to vote proxies, PREI complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect PREI's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

PUBLIC EQUITY INVESTMENTS
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors PREI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each PREI equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PREI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.


Senior management of PREI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


General Overview
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PREI senior management) and any specific shareholder vote (subject to the approval process described in this policy).

Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PREI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

PREI's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PREI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


PREI may hire other service providers to replace or supplement ISS with respect to any of the services PREI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.


Conflicts of Interest
Pursuant to this Policy, PREI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PREI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PREI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PREI management into potential conflicts of interest., PREI senior management will not approve decisions that are based on the influence of such conflicts.


FIXED INCOME AND PRIVATE INVESTMENTS
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

EXTERNAL MANAGERS
Where PREI places client assets with managers outside of PREI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. PREI may, however, retain such responsibilities where it deems appropriate.

CLIENT DIRECTION
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PREI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PREI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.






                        SPECTRUM ASSET MANAGEMENT, INC.
                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS




GENERAL POLICY
Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations).
 While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum's standards aim to ensure the following in keeping with the best interests of its clients:

  . . That Spectrum act solely in the interest of clients in providing for ultimate long-term stockholder value.
  . . That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
  . . That custodian bank is aware of our fiduciary duty to vote proxies on behalf of others - Spectrum relies on the best efforts of its custodian bank to deliver all proxies we are entitled to vote.
  . . That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
  . . That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A.  Following ISS' Recommendations


Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities. Spectrum follows ISS Standard Proxy Voting guidelines (the "Guidelines"). The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.


In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


Spectrum generally votes proxies in accordance with ISS' recommendations. When Spectrum follows ISS' recommendations, it need not follow the conflict of interest procedures in Section B, below.


From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers' securities. Because this practice may present a conflict of interest for ISS, Spectrum's Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations. Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS' voting recommendations.


B.  Disregarding ISS' Recommendations


Should Spectrum determine not to follow ISS' recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote.


Spectrum will classify proxy vote issues into three broad categories: Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact. Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client's vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, we will make every effort to classify them among the following three categories. If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.


Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving "best efforts at a reasonable cost."


As a fiduciary, Spectrum owes its clients an undivided duty of loyalty. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.

Identifying a Conflict of Interest.  There may be a material conflict of
-----------------------------------
interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer's proxy. To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients' best interest and are not the product of a material conflict.


Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible
-------------------------------------
for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution. At least annually, the CCO, will take reasonable steps to evaluate the nature of Spectrum's material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a "portfolio company") to assess which, if any, could give rise to a conflict of interest. CCO's review will focus on the following three categories:

  . . Business Relationships - The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser's relationship with the company (or proponent). For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.
  . . Personal Relationships - The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum's affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.
  . . Familial Relationships - The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum's affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:

  . . A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.
  . . Publicly available information.
  . . Information generally known within Spectrum.
  . . Information actually known by senior executives or portfolio managers.
    When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to CCO prior to any substantive discussion of a proxy matter.

..Information obtained periodically from those persons whom CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).


The CCO may, at her discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person. With respect to monitoring of affiliates, the CCO in conjunction with PGI's CCO and/or Director of Compliance may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.


Determining Whether a Conflict of Interest is "Material" - On a regular basis,
--------------------------------------------------------
CCO will monitor conflicts of interest to determine whether any may be "material" and therefore should be referred to PGI for resolution. The SEC has not provided any specific guidance as to what types of conflicts may be "material" for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a "material" matter is one that is reasonably likely to be viewed as important by the average shareholder.

Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:


 1) Financial Materiality - The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.
   For purposes of proxy voting, each committee will presume that a conflict is not material unless it involves at least 5% of Spectrum's annual revenues or a minimum dollar amount $1,000,000. Different percentages or dollar amounts may be used depending on the proximity of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).



 2) Non-Financial Materiality - A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated on the facts of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI's CCO for resolution. As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum's investment team to determine whether potential conflicts of interest may be material.


Resolving a Material Conflict of Interest - When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation. If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly. If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each to the manner in which Spectrum proposes to vote.


Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum's Compliance Department.


PROXY VOTING GUIDELINES
-----------------------

CATEGORY I:  ROUTINE ADMINISTRATIVE ITEMS
-----------------------------------------

Philosophy:  Spectrum is willing to defer to management on matters of a routine
-----------
administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders.
 Examples of issues on which we will normally defer to management's recommendation include:


 1) selection of auditors


 2) increasing the authorized number of common shares

 3) election of unopposed directors

CATEGORY II:  SPECIAL INTEREST ISSUES
-------------------------------------

Philosophy:  While there are many social, political, environmental and other
-----------
special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military, doing business in South Africa, and environmental responsibility. Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum's clients. We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III:  ISSUES HAVING THE POTENTIAL FOR SIGNIFICANT ECONOMIC IMPACT
--------------------------------------------------------------------------

Philosophy:  Spectrum is not willing to defer to management on proposals which
-----------
have the potential for major economic impact on the corporation and the value of its shares. We believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.


 1) Classification of Board of Directors.   Rather than electing all directors
    -------------------------------------
  annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.
   In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.


 2) Cumulative Voting of Directors.  Most corporations provide that shareholders
    ------------------------------
  are entitled to cast one vote for each director for each share owned - the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. We generally support cumulative voting of directors.

 3) Prevention of Greenmail.  These proposals seek to prevent the practice of
    ------------------------
  "greenmail", or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. We are opposed to greenmail and will support greenmail prevention proposals.

 4) Supermajority Provisions.  These corporate charter amendments generally
    -------------------------
  require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance. These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

 5) Defensive Strategies.  These proposals will be analyzed on a case by case
    ---------------------
  basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

 6) Business Combinations or Restructuring.  These proposals will be analyzed on
    ---------------------------------------
  a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

 7) Executive and Director Compensation.  These proposals will be analyzed on a
    -----------------------------------
  case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.




Policy Established May, 2003


Revised January, 2006

                         T. ROWE PRICE ASSOCIATES, INC
                        T. ROWE PRICE INTERNATIONAL, INC
                   T. ROWE PRICE STABLE ASSET MANAGEMENT, INC
                 T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
                   T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote.
 As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.


T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.



FIDUCIARY CONSIDERATIONS. . It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.
 Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.



CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. . One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.


ADMINISTRATION OF POLICIES AND PROCEDURES


PROXY COMMITTEE. . T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues.
The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

INVESTMENT SERVICES GROUP. . The Investment Services Group ("Investment Services Group") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.



PROXY ADMINISTRATOR. . The Investment Services Group will assign a Proxy Administrator ("Proxy Administrator") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.


HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price does at times deviate from ISS recommendations on general policy issues or specific proxy proposals.


MEETING NOTIFICATION

T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.


VOTE DETERMINATION

ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.


Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast
against management.   The portfolio managers are also given the option of
reviewing and determining the votes on all proxies without utilizing the vote
guidelines of the Proxy Committee.   In all cases, the portfolio managers may
elect to receive current reports summarizing all proxy votes in his or her
client accounts.   Portfolio managers who vote their proxies inconsistent with
T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.


T. ROWE PRICE VOTING POLICIES

Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:


Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms by withholding votes from directors because a staggered board may act as a deterrent to takeover proposals. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.


..Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.


..Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the
company's peer group.   We generally oppose efforts to reprice options in the
event of a decline in value of the underlying stock.


..Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

  . . Corporate environmental practices;
  . . Board diversity;
  . . Employment practices and employment opportunity;
  . . Military, nuclear power and related energy issues;
  . . Tobacco, alcohol, infant formula and safety in advertising practices; . . Economic conversion and diversification;
  . . International labor practices and operating policies;
  . . Genetically-modified foods;
  . . Animal rights; and
  . . Political contributions/activities and charitable contributions.

Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.


Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast.
 Consequently, if a portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management. Also, our research analysts are asked to present their voting recommendations in such situations to our portfolio managers.

Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.


Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.


Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a
proxy has been voted.     Shareblocking typically takes place between one and
fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.


Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.


VOTE EXECUTION AND MONITORING OF VOTING PROCESS

Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.


On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.


Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.


MONITORING AND RESOLVING CONFLICTS OF INTEREST

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics and Conduct requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.


Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent
with policy will not be permitted.    In addition, T. Rowe Price has voting
authority for proxies of the holdings of certain T. Rowe Price funds that invest
in other T. Rowe Price funds.   In cases where the underlying fund of a T. Rowe
Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.


REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue.
 Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.


T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.





                        TURNER INVESTMENT PARTNERS, INC.
                        TURNER INVESTMENT MANAGEMENT, LLC
                         TURNER INVESTMENT ADVISORS, LLC
                       PROXY VOTING POLICY AND PROCEDURES

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.


DUTIES WITH RESPECT TO PROXIES:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

DELEGATION:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.


Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.


REVIEW AND OVERSIGHT:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.


Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.


CONFLICTS OF INTEREST:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.


Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.


OBTAINING PROXY VOTING INFORMATION:

To obtain information on how Turner voted proxies, please contact:

    Andrew Mark, Director of Operations
     and Technology Administration
    C/o Turner Investment Partners, Inc.
    1205 Westlakes Drive, Suite 100
    Berwyn, PA 19312

RECORDKEEPING:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

 Adopted: This 1st day of July, 2003

                          UBS GLOBAL ASSET MANAGEMENT
                     GLOBAL CORPORATE GOVERNANCE PHILOSOPHY
                     AND PROXY VOTING GUIDELINES AND POLICY



                                 POLICY SUMMARY

Underlying our voting and corporate governance policies we have three fundamental objectives:


 1) We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.


 2) In order to do this effectively, we aim to utilize the full weight of our clients' shareholding inmaking our views felt.

 3) As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governanace practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and theregby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries with UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.

                         RISKS ADDRESSED BY THIS POLICY

The policy is designed to address the following risks:

  . Failure to provided required disclosures for investment advisers and registered investment companies

  . Failure to vote proxies in best interest of clients and funds

  . Failure to identify and address conflicts of interest

  . Failure to provide adequate oversight of third party service providers

TABLE OF CONTENTS

Global Voting and Corporate Governance Policy


 A) General Corporate Governance Benchmarks 2

 B) Proxy Voting Guidelines oe Macro Rationales 4

 C) Proxy Voting Disclosure Guidelines 8

 D) Proxy Voting Conflict Guidelines 9

 E) Special Disclosure Guidelines for Registered Investment Companies 9

 F) Documentation 11

 G) Compliance Dates 11

 H) Other Policies 12

 I)  Disclosures 12

GLOBALPROXY VOTING AND CORPORATE GOVERNANCE POLICY

PHILOSOPHY

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value.Thus, we expect board members of companies we have invested in (the -company" or -companies") to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.


 A) General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, -UBS Global AM") will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment.While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.


PRINCIPLE 1:  INDEPENDENCE OF BOARD FROM COMPANY

MANAGEMENT GUIDELINES:
  . Board exercises judgment independently of management.
  . Separate Chairman and Chief Executive.
  . Board has access to senior management members.
  . Board is comprised of a significant number of independent outsiders.
  . Outside directors meet independently.
  . CEO performance standards are in place.
  . CEO performance is reviewed annually by the full board.
  . CEO succession plan is in place.
  . Board involvement in ratifying major strategic initiatives.
  . Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2:  QUALITY OF BOARD

MEMBERSHIP GUIDELINES:
  . Board determines necessary board member skills, knowledge and experience. . Board conducts the screening and selection process for new directors.
  . Shareholders should have the ability to nominate directors.

  . Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.
  . Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.
  . Board meets regularly (at least four times annually).




PRINCIPLE 3:  APPROPRIATE MANAGEMENT OF CHANGE IN

CONTROL GUIDELINES:
  . Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.
  . Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.
  . Employment contracts should not entrench management.
  . Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4:  REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER

INTERESTS GUIDELINES:
  . Executive remuneration should be commensurate with responsibilities and performance.
  . Incentive schemes should align management with shareholder objectives.
  . Employment policies should encourage significant shareholding by management and board members.
  . Incentive rewards should be proportionate to the successful achievement of predetermined financial targets.
  . Long-term incentives should be linked to transparent long-term performance criteria.
  . Dilution of shareholders' interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

PRINCIPLE 5: AUDITORS ARE

INDEPENDENT GUIDELINES:
  . Auditors are approved by shareholders at the annual meeting.
  . Audit, consulting and other fees to the auditor are explicitly disclosed. . The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.
  . Periodic (every 5 years) tender of the audit firm or audit partner.

 B) Proxy Voting Guidelines - Macro Rationales Macro Rationales are used to explain why we vote on each proxy issue.The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

 1) General Guidelines


  .a. When our view of the issuer's management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.


  .b. If management's performance has been questionable we may abstain or vote against specific proxy proposals.

  .c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

  .d. In general, we oppose proposals, which in our view, act to entrench management.

  .e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

  .f. We will vote in favor of shareholder resolutions for confidential voting.

 2) Board of Directors and Auditors

  .a. Unless our objection to management's recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.


  .b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

  .c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

  .d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

  .e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.

 3) Compensation

  .a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.


  .b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

  .c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

  .d. We may vote against a compensation or incentive program if it is not adequately tied to a company's fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.

  .e. Where company and management's performance has been poor, we may object to the issuance of additional shares for option purposessuch that management is rewarded for poor performance or further entrenches its position.

  .f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably.We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

 4) Governance Provisions

  .a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.


  .b. We believe that -poison pill" proposals, which dilute an issuer's stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.

  .c. Any substantial new share issuance should require prior shareholder approval.

  .d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

  .e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

  .f. We generally do not oppose management's recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.

  .g. We will support proposals that enable shareholders to directly nominate directors.

 5) Capital Structure and Corporate Restructuring

  .a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.


  .b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action.We support shareholder proposals to eliminate dual class schemes.

 6) Mergers, Tender Offers and Proxy Contests

  .a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.


 7) Social, Environmental, Political and Cultural

  .a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.


  .b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management's ability to find an optimal solution.While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal.We prefer to address these issues through engagement.

  .c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

 8) Administrative and Operations

  .a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue.Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.


  .b. We are sympathetic to shareholders who are long-term holders of a company's stock, who desire to make concise statements about the long-term operations of the company in the proxy statement.However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

 9) Miscellaneous

  .a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client's direction.


  .b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).

  .c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

  .d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.

 C) Proxy Voting Disclosure Guidelines
  . UBS Global AM will disclose to clients, as required by the Investment
    Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.
  . UBS Global AM will disclose to clients, as required by the Investment
    Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.
  . Upon request or as required by law or regulation, UBS Global AMwill disclose to a client or a client's fiduciaries, the manner in which we exercised voting rights on behalf of the client.
  . Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline.If the request involves a conflict due to the client's relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)
  . Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy.We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committeeand regional Legal and Compliance representative.
  . Any employee, officer or director of UBS Global AM receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company's proxies.
  . Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
  . In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
  . We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
  . The Chairman of the Global Corporate Governance Committee and the applicable
    Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.

Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.


 D) Proxy Voting Conflict Guidelines In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
  . Under no circumstances will general business, sales or marketing issues influence our proxy votes.
  . UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (-Affiliates") have policies in place prohibiting the sharing of certain sensitive information.These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate.Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately.[Note:Legal and Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.

 E) Special Disclosure Guidelines for Registered Investment Company Clients

 1) Registration Statement (Open-End and Closed-End Funds)Management is responsible for ensuring the following:

  . That these procedures, which are the procedures used by the investment adviser on the Funds' behalf, are described in the Statement of Additional Information (SAI).Theprocedures may be described in the SAI or attached as an exhibit to the registration statement.
  . That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
  . That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available
    (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and
    (ii) on the Commission's website.If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

 2) Shareholder Annual and Semi-Annual Report (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
  . That each Fund's shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number; (ii) on the Fund's website, if applicable; and (iii) on the Commission's website.If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.
  . That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and

   .(ii) on the Commission's website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.


 3) Form N-CSR (Closed-End Fund Annual Reports Only)Management is responsible for ensuring the following:
  . That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing.However, the SEC's preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.
  . That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

 4) Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
  . That each Fund files its complete proxy voting record on Form N-PX for the
    12 month period ended June 30 by no later than August 31 of each year.
  . Fund management is responsible for reporting to the Funds' Chief Compliance
    Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds' Form N-PX.

 5) Oversight of Disclosure The Funds' Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with.The Funds' Chief Compliance Officer shall recommend to each Fund's Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds' compliance with relevant federal securities laws.

                              RESPONSIBLE PARTIES

The following parties will be responsible for implementing and enforcing this policy:

THE CHIEF COMPLIANCE OFFICER AND HIS/HER DESIGNEES

                                 DOCUMENTATION

Monitoring and testing of this policy will be documented in the following ways:

  . ANNUAL REVIEW BY THE FUNDS' AND UBS GLOBAL AM'S CHIEF COMPLIANCE OFFICER OF
    THE EFFECTIVENESS OF THESE PROCEDURES

  . ANNUAL REPORT OF FUNDS' CHIEF COMPLIANCE OFFICER REGARDING THE EFFECTIVENESS
    OF THESE PROCEDURES

  . PERIODIC REVIEW OF ANY PROXY SERVICE VENDOR BY THE CHIEF COMPLIANCE OFFICER

  . PERIODIC REVIEW OF PROXY VOTES BY THE VOTING COMMITTEE


                                COMPLIANCE DATES

The following compliance dates should be added to the Complaince Calendar:

  . FILE FORM N-PX BY AUGUST 31 FOR EACH REGISTERED INVESTMENT COMPANY CLIENT

  . ANNUAL REVIEW BY THE FUNDS' AND UBS GLOBAL AM'S CHIEF COMPLIANCE OFFICER OF
    THE EFFECTIVENESS OF THESE PROCEDURES

  . ANNUAL REPORT OF FUNDS' CHIEF COMPLIANCE OFFICER REGARDING THE EFFECTIVENESS
    OF THESE PROCEDURES

  . FORM N-CSR, SHAREHOLDER ANNUAL AND SEMI-ANNUAL REPORTS, AND ANNUAL UPDATES
    TO FUND REGISTRATION STATEMENTS AS APPLICABLE

  . PERIODIC REVIEW OF ANY PROXY SERVICE VENDOR BY THE CHIEF COMPLIANCE OFFICER

  . PERIODIC REVIEW OF PROXY VOTES BY THE PROXY VOTING COMMITTEE


                                 OTHER POLICIES

Other policies that this policy may affect include:

  . RECORDKEEPING POLICY

  . AFFILIATED TRANSACTIONS POLICY

  . CODE OF ETHICS

  . SUPERVISION OF SERVICE PROVIDERS POLICY

Other policies that may affect this policy include:

  . RECORDKEEPING POLICY

  . AFFILIATED TRANSACTIONS POLICY

  . CODE OF ETHICS

  . SUPERVISION OF SERVICE PROVIDERS POLICY

17244038

                   VAUGHAN NELSON INVESTMENT MANAGEMENT, L.P.
               DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES



POLICY
------

Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client's best interest is upheld and in a manner that does not subrogate the client's best interest to that of the firm's in instances where a material conflict exists.


APPROACH
--------

Vaughan Nelson has created a Proxy Voting Guideline ("Guideline") believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson's Investment Committee and it considers the nature of it's business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm (Institutional Shareholder Services), internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a "blanket voting approach" cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in your best interest.


Vaughan Nelson in executing their duty to vote proxies, may encounter a material conflict of interest. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, given the nature of Vaughan Nelson's business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises we will undertake to vote the proxy or proxy issue in your continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson's part, or casting the vote as indicated by the independent third-party research firm, Institutional Shareholder Services ("ISS").


Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) Mutual funds - whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) International Securities - whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) New Accounts - instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, or 4) Unsupervised Securities - where the firm does not have a basis on which to offer advice.


In summary, Vaughan Nelson's goal is to vote proxy material in a manner that is believed to assist in maximizing the value of a portfolio.


Vaughan Nelson's procedures in practice involve forwarding a listing of client holdings to ISS each day in order to assist with identifying upcoming proxy votes. Vaughan Nelson arranges for the custodians associated with each client to forward all client proxy forms to ISS. Once a "proxy analysis" is received from ISS the individual issues are matched to the Vaughan Nelson Proxy Voting Guideline. Areas not covered by the Guideline (such as votes on mergers/ acquisitions) are routed to the portfolio manager for vote indications.
 Completed proxy analyses are voted electronically through an interface with ISS who then completes the actual proxy vote on Vaughan Nelson's behalf. All analyses with vote indications are retained. Reports concerning votes made on behalf of an account are accessible through ISS.





        WELLINGTON MANAGEMENT COMPANY, LLPPROXY POLICIES AND PROCEDURES

                          Dated:  January 18, 2006

INTRODUCTION


Wellington Management Company, llp ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.


Wellington Management's Proxy Voting Guidelines, attached as Exhibit A to these Proxy Policies and Procedures, set forth the guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its merits. The vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines.


STATEMENT OF POLICIES


As a matter of policy, Wellington Management:


 1) Takes responsibility for voting client proxies only upon a client's written request.


 2) Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.


 3) Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.


 4) Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.


 5) Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.


 6) Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.


 7) Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.


 8) Provides all clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.


 9) Reviews regularly the voting record to ensure that proxies are voted in accordance with these Proxy Policies and Procedures and the Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.


RESPONSIBILITY AND OVERSIGHT


Wellington Management has a Global Corporate Governance Committee, establised by action of the firm's Executive Committee, that is responsible for the review and approval of the firm's written Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm's Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Global Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Corporate Governance Group within the Corporate Operations Department. In addition, the Global Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

STATEMENT OF PROCEDURES
Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting
--------------------


AUTHORIZATION TO VOTE. . Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.



RECEIPT OF PROXY. . Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank.
 If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.



RECONCILIATION. . To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.



RESEARCH. . In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.



PROXY VOTING. . Following the reconciliation process, each proxy is compared against Wellington Management's Proxy Voting Guidelines, and handled as follows:


.. Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., "For", "Against", "Abstain") are reviewed by the Global Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.
.. Issues identified as "case-by-case" in the Proxy Voting Guidelines are further reviewed by the Global Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
.. Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.


MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION PROCESSES.
.. Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Global Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships and publishes those to individuals involved in the proxy voting process. In addition, the Global Corporate Governance Committee encourages all personnel to contact the Global Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Global Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.


If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the designated members of the Global Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Global Corporate Governance Committee should convene. Any Global Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.


Other Considerations
--------------------

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

SECURITIES LENDING. . Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted.
 Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.



SHARE BLOCKING AND RE-REGISTRATION. . Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.


In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.


LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY MATERIALS, OR EXCESSIVE

COSTS. . Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.


ADDITIONAL INFORMATION


Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.


Wellington Management's Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

EXHIBIT A


INTRODUCTION


Upon a client's written request, Wellington Management Company, llp ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.


These Guidelines are based on Wellington Management's fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients.
 Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guildelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.


Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.


VOTING GUIDELINES



COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS .



.. Election of Directors:                                   Case-by-Case

  Wellington Management Company believes that shareholders' ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poisson pills, or failed to attend at least 75% of scheduled board meetings.

.. Classify Board of Directors:                            Against

  We will also vote in favor of shareholder porposals seeking to declassify boards.

.. Adopt Director Tenure/Retirement Age (SP):              Against


.. Minimum Stock Ownership by Directors (SP):              Case-by-Case


.. Adopt Director & Officer Indemnification:               For


  We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

.. Allow Special Interest Representation to Board (SP):    Against


.. Require Board Independence (SP):                        For


  Wellington Management Company, LLP believes that, in the absence of a compelling counter-argument, at least 65% of a board should be comprised of independent directors. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

.. Require Key Board Committees to be Independent (SP):    For

  Key board committees are the Nominating, Audit, and Compensation Committees.


.. Require a Separation of Chair and CEO or Require a Lead Director (SP):
  Case-by-Case


.. Approve Directors' Fees:                                For


.. Approve Bonuses for Retiring Directors:                 Case-by-Case


.. Elect Supervisory Board/Corporate Assembly:             For

.. Elect /Establish Board Committee:                       For


.. Adopt Shareholder Access/Majoirty Vote on Election of Directors (SP):
  Case-by-Case



MANAGEMENT COMPENSATION .



.. Adopt/Amend Stock Option Plans:                         Case-by-Case


.. Adopt/Amend Employee Stock Purchase Plans:              For


.. Approve/Amend Bonus Plans:                              Case-by-Case


.. Approve Remuneration Policy:                            Case-by-Case


.. Exchange Underwater Options:                            Case-by-Case

  Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

.. Eliminate or Limit Severance Agreements (Golden Parachutes): Case-by-Case

  We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders' best economic interest.

.. Shareholder Approval of Future Severance Agreements Covering Senior Executives
  (SP):                                                   For


.. Expense Future Stock Options (SP):                      For


.. Shareholder Approval of All Stock Option Plans (SP):    For


.. Require Senior Executives to Own and Hold Company Stock, not Including
  Options:                                                 Case-by-Case


.. Disclose All Executive Compensation (SP):               For



REPORTING OF RESULTS .



.. Approve Financial Statements:                           For


.. Set Dividends and Allocate Profits:                     For


.. Limit Non-Audit Services Provided by Auditors (SP):      Case-by-Case

  We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

.. Ratify Selection of Auditors and Set Their Fees:        Case-by-Case

  Wellington Management will generally support management's choice of auditors, unless the auditors have demonstrated failure to act in shareholders' best economic interest.

.. Elect Statutory Auditors:                               Case-by-Case


.. Shareholder Approval of Auditors (SP):                  For



   SHAREHOLDER VOTING RIGHTS. .


.. Adopt Cumulative Voting (SP):                           Against


.. Vote on or Redeem Poison Pill (SP):                     For


.. Authorize Blank Check Preferred Stock:                  Against


.. Eliminate Right to Call a Special Meeting:              Against


.. Increase Supermajority Vote Requirement:                Against


.. Adopt Anti-Greenmail Provision:                         For


.. Adopt Confidential Voting (SP):                         Case-by-Case

  We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

.. Approve Unequal Voting Rights:                          Against


.. Remove Right to Act by Written Consent:                 Against

.. Approve Binding Shareholder Proposals:                  Case-by-Case



CAPITAL STRUCTURE .



.. Increase Authorized Common Stock:                       Case-by-Case


.. Approve Merger or Acquisition:                          Case-by-Case


.. Approve Technical Amendments to Charter:                Case-by-Case


.. Opt Out of State Takeover Statutes:                     For


.. Authorize Share Repurchase:                             For


.. Authorize Trade in Company Stock:                       For


.. Approve Stock Splits:                                   Case-by-Case

  We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

.. Approve Recapitalization/Restructuring:                 Case-by-Case


.. Issue Stock with or without Preemptive Rights:          For


.. Issue Debt Instruments:                                 Case-by-Case



SOCIAL ISSUES .



.. Endorse the Ceres Principles (SP):                      Case-by-Case


.. Disclose Political and PAC Gifts (SP):                  Case-by-Case

  Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.


.. Require Adoption of International Labor Organization's Fair Labor Principles
  (SP):                                                   Case-by-Case


.. Report on Sustainability (SP):                          Case-by-Case



MISCELLANEOUS .



.. Approve Other Business:                                 Against


.. Approve Reincorporation:                                Case-by-Case


.. Approve Third-Party Transactions:                       Case-by-Case




APPENDIX C


PORTFOLIO MANAGER DISCLOSURES
Information relating to the portfolio managers for each of the funds follows.

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Partners Large Cap Value Fund
                                  Name of Fund
              John Phillips, Marilyn Fedak, John Mahedy, Chris Marx
                           Name of Portfolio Managers
          (Please use one form per Portfolio Manager per Fund/Account)

                        Alliance Capital Management L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            23                   18,575,325,411
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            34                    1,225,819,701
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           243                   10,327,346,898
                                                                 -----------------------    ------------------------

or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            1                     6,002,129,909
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            --                           --
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                      807,204,612
                                                                 -----------------------    ------------------------

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

Please see the attached Conflict of Interest Disclosure.

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Please see the attached Portfolio Manager Compensation Disclosure.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 -
$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

None.





 /s/Jennifer Bergenfeld                               January 6, 2006
----------------------------------------              ---------------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                               Jennifer Bergenfeld
                        (Printed Name of person signing)


                           Vice President and Counsel
                            (Title of person signing)

Investment Professional Conflict of Interest Disclosure
         As an investment adviser and fiduciary, Alliance owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties. Employee Personal Trading. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. Alliance has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. Alliance has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.
         Alliance's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains.

         To address these conflicts of interest, Alliance's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
         Alliance's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

     (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

     (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance's leadership criteria.

     (iii)Discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"): Alliance's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.1

     (iv) Contributions  under  Alliance's  Profit   Sharing/401(k)   Plan:  The
          contributions are based on Alliance's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance.


--------
1 Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units.


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Partners Small Cap Growth Fund
                                  Name of Fund
      Bruce Aronow, Michael W. Doherty, N. Kumar Kirpalani, Samantha S. Lau
                           Name of Portfolio Managers
          (Please use one form per Portfolio Manager per Fund/Account)

                        Alliance Capital Management L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            11                    2,040,193,767
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            33                     233,560,002
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            34                    1,667,921,506
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            --                           --
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            --                           --
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                      192,701,981
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Please see the attached Conflict of Interest Disclosure.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Please see the attached Portfolio Manager Compensation Disclosure.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None.





 /s/Jennifer Bergenfeld                               January 6, 2006
----------------------------------------              ---------------
(Signature of person authorized to sign                    (Date)
   on behalf of the Sub-Advisor)


                               Jennifer Bergenfeld
                        (Printed Name of person signing)


                           Vice President and Counsel
                            (Title of person signing)

Investment Professional Conflict of Interest Disclosure
         As an investment adviser and fiduciary, Alliance owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties. Employee Personal Trading. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. Alliance has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. Alliance has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.
         Alliance's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains.

         To address these conflicts of interest, Alliance's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
         Alliance's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

     (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

     (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance's leadership criteria.

     (iii)Discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"): Alliance's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.1

     (iv) Contributions  under  Alliance's  Profit   Sharing/401(k)   Plan:  The
          contributions are based on Alliance's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance.



--------
1 Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units.


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Value Fund II
                              Name of Fund/Account
                                 Brendan Healy
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the most recent practicable date).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            10                   $6,679,986,952
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............                                       N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                     $212,029,148
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Value Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The portfolio manager did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                     December 28, 2005
------------------------------------------           --------------------
(Signature of person authorized to sign                     (Date)
     on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Growth Fund II
                              Name of Fund/Account
                                Prescott LeGard
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                    $4,832,950,442
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                     $119,199,093
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. LeGard did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                      December 28, 2005
------------------------------------------           ---------------------
(Signature of person authorized to sign                      (Date)
      on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Growth Fund II
                              Name of Fund/Account
                                Prescott LeGard
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                    $4,832,950,442
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                     $119,199,093
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. LeGard did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                     December 28, 2005
-------------------------------------------         ---------------------
(Signature of person authorized to sign                     (Date)
     on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Value Fund II
                              Name of Fund/Account
                                  Mark Mallon
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the most recent practicable date).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            10                   $6,679,986,952
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............                                       N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                     $212,029,148
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Value Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The portfolio manager did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                        December 28, 2005
-------------------------------------------            ---------------------
(Signature of person authorized to sign                        (Date)
      on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Value Fund II
                              Name of Fund/Account
                                 Charles Ritter
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the most recent practicable date).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            10                   $6,679,986,952
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............                                       N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                     $212,029,148
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Value Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The portfolio manager did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                         December 28, 2005
----------------------------------------------           -------------------
(Signature of person authorized to sign                          (Date)
    on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Growth Fund II
                              Name of Fund/Account
                                Gregory Woodhams
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $8,445,869,427
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................                                  $119,199,093
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. Woodhams did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                        December 28, 2005
------------------------------------------             ---------------------
(Signature of person authorized to sign                        (Date)
     on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)





                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Growth Fund II
                              Name of Fund/Account
                                Gregory Woodhams
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $8,445,869,427
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................                                  $119,199,093
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          N/A
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. Woodhams did not own any shares of the fund as of October 31, 2005, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                         December 28, 2005
------------------------------------------               -------------------
(Signature of person authorized to sign                          (Date)
     on behalf of the Sub-Advisor)


                                 Ryan L. Blaine
                        (Printed Name of person signing)


                Corporate Counsel, American Century Investments
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     Principal Partners Small Cap Value Fund
                              Name of Fund/Account
                                 Coleman Brandt
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Ark Asset Management Co., Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                      $80,493,388
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            85                   $2,134,088,674
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Ark's management determines levels of each portfolio manager's compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine its portfolio managers' compensation. Each portfolio manager's compensation is based upon several factors, including the relative performance achieved versus the portfolio manager's group's benchmark, the firm's profitability, the portfolio manager's group's profitability and the portfolio manager's: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and (3) effective interface with clients and other professionals within the firm.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     Mr. Brandt does not own any Securities in the Fund. The Fund is offered to retirement plans and is not an option available to Mr. Brandt in the 401(k) plan offered by his employer.




/s/Grace A. Zona                                         12/20/05
___________________________________________           ________________________
(Signature of person authorized to sign                        (Date)
    on behalf of the Sub-Advisor)

                            Grace A. Zona
                           __________________________________
                           (Printed Name of person signing)

                               Compliance Officer
                               _________________________
                               (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     Principal Partners Small Cap Value Fund
                              Name of Fund/Account
                                William Charcalis
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Ark Asset Management Co., Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                      $80,493,388
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            85                   $2,134,088,674
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Ark's management determines levels of each portfolio manager's compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine its portfolio managers' compensation. Each portfolio manager's compensation is based upon several factors, including the relative performance achieved versus the portfolio manager's group's benchmark, the firm's profitability, the portfolio manager's group's profitability and the portfolio manager's: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and (3) effective interface with clients and other professionals within the firm.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     Mr. Charcalis does not own any Securities in the Fund. The Fund is offered to retirement plans and is not an option available to Mr. Charcalis in the 401(k) plan offered by his employer.





/s/Grace A. Zona                                         12/20/05
___________________________________________           ________________________
(Signature of person authorized to sign                        (Date)
    on behalf of the Sub-Advisor)

                            Grace A. Zona
                           __________________________________
                           (Printed Name of person signing)

                               Compliance Officer
                               _________________________
                               (Title of person signing)


               FISCAL YEAR-END PIF PORTFOLIO MANAGER QUESTIONNAIRE


                               MID CAP VALUE FUND
                                  Name of Fund
                                 JAMES P. BARROW
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                    BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Our equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual security holdings and their weightings in our portfolios are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in the portfolio rests with the portfolio manager. While all of our equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of our team. This serves as an internal mentoring process, in addition to assuring we have adequate coverage across all sectors and market capitalization ranges.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                                                   ($Mils.)
        >>       registered investment companies: .............            11                      27,892.3
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          0.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            23                       2,541.4
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                                                   ($Mils.)
        >>       registered investment companies: .............            3                       27,059.6
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          0.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          0.0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

     In addition, many of our employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, as well as participation in a long-term incentive plan with Old Mutual Asset Management (US). Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None.



/s/Patricia B. Andrews
---------------------------------------------------------------------------
 (Signature of person authorized to sign on behalf of the Sub-Advisor)
-

Patricia B. Andrews
(Printed Name of person signing)

Chief Compliance Officer
---------------------------------------------------------------------------
(Title of person signing)

December 14, 2005
(Date)

               FISCAL YEAR-END PIF PORTFOLIO MANAGER QUESTIONNAIRE


                               MID CAP VALUE FUND
                                  Name of Fund
                                 MARK GIAMBRONE
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                    BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Our equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual security holdings and their weightings in our portfolios are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in the portfolio rests with the portfolio manager. While all of our equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of our team. This serves as an internal mentoring process, in addition to assuring we have adequate coverage across all sectors and market capitalization ranges.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                                                   ($Mils.)
        >>       registered investment companies: .............            6                        3,249.9
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          0.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            9                         748.4
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                                                   ($Mils.)
        >>       registered investment companies: .............            1                        3,018.3
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          0.0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          0.0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

     In addition, many of our employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, as well as participation in a long-term incentive plan with Old Mutual Asset Management (US). Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None.



/s/Patricia B. Andrews
----------------------------------------------------------------------------
(Signature of person authorized to sign on behalf of the Sub-Advisor)

Patricia B. Andrews
(Printed Name of person signing)

Chief Compliance Officer
----------------------------------------------------------------------------
(Title of person signing)

December 14, 2005
(Date)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          Partners LargeCap Value Fund
                                  Name of Fund
                                   Kurt Zyla
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                              BNY Asset Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                      0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            9                     $6,644 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            43                    $11,068 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                          $0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.






/s/James Barrett                                          February 27, 2006
----------------------------------------                  -----------------
(Signature of person authorized to sign                         (Date)
     on behalf of the Sub-Advisor)


                                 James Barrett
                        (Printed Name of person signing)


                               Managing Director
                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - MidCap Growth Fund
                              Name of Fund/Account
                                 Clifford G. Fox
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                           Columbus Circles Investors
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            2                    $278.7 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            4                     172.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            70                   1,398.2 million
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm's net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

     CCI's Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager's partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Frank A. Cuttita                                    12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                 (Date)
on behalf of the Sub-Advisor)

                                    Frank A. Cuttita
                           (Printed Name of person signing)

                               Chief Administrative Officer
                               (Title of person signing)


                             MANAGEMENT OF THE FUNDS

      Dimensional Fund Advisors Inc. ("Dimensional") serves as a sub-advisor to the Partners SmallCap Value Fund II Series (the "Portfolio"). As such, Dimensional is responsible for the Portfolio's assets. The Portfolio is managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

      The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has ten members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

      In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for the day-to-day management of the Portfolio.

      Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

      Principal Investors Fund, Inc.'s (the "Fund") Statement of Additional Information provides information about Mr. Deere's compensation, other accounts managed by Mr. Deere, and Mr. Deere's ownership of Portfolio shares.


Draft SAI Disclosure
Ranges to use to fill in 3rd column of Investments in Each Fund table:
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

                               PORTFOLIO MANAGERS


Investments in the Fund

         Information relating to each portfolio manager's ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI as of October 31, 2005 is set forth in the chart below.

                                                                                      Dollar Range of Fund
Name of Portfolio Manager                 Portfolio                                   Shares Owned
Robert T. Deere                           Partners SmallCap Value Fund II Series      None

Description of Compensation Structure

    Portfolio managers receive a base salary, an incentive bonus and may receive a commission based on services provided to certain clients of Dimensional. Compensation of a portfolio manager is determined at the discretion of the Compensation Committee of Dimensional and is based on a portfolio manager's experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that they manage. The Compensation Committee of Dimensional reviews the compensation of each portfolio manager annually and may make modifications as it deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:
o Base salary. Each portfolio manager is paid a base salary. Dimensional considers the portfolio manager's experience and responsibilities to determine each portfolio manager's base salary.
o Semi-Annual Bonus. Each portfolio manager receives points in a bonus pool that is shared with other employees of Dimensional. The number of bonus points awarded to each portfolio manager is based upon the factors described above. Dimensional calculates the value of the bonus points based on the profitability of Dimensional. The bonus is paid two times per year.
o Commissions for Client Services. Certain portfolio managers may receive a commission based on services the portfolio manager provides to certain clients of Dimensional.

    Portfolio managers may be awarded the right to purchase restricted shares of Dimensional's stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.


Other Managed Accounts

         In addition to the Portfolio, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by Dimensional, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and
(iii) other accounts managed for organizations and individuals. The following table sets forth information regarding accounts other than the Portfolio for which each portfolio manager has the day-to-day management responsibilities.

[PLEASE OBTAIN UPDATED INFORMATION FROM JEANNE/STEVE AND THE PERFORMANCE BASED FEE INFORMATION FROM ACCOUNTING.]

------------------------ --------------------------------------- --------------------------------------------

Name of Portfolio        Number of Accounts Managed and Total    Number of Accounts Managed and Total
Manager                  Assets by Category As of October 31,    Assets by Category as of October 31, 2005
                         2005                                    for which Advisory Fee is Performance-Based
------------------------ --------------------------------------- --------------------------------------------
------------------------ --------------------------------------- --------------------------------------------
                         o        20 U.S. registered mutual      o        None with respect to registered
Robert T. Deere                  funds with $34,326 million in           mutual funds.
                                 total assets under management.
                         o        12 unregistered pooled         o        1 unregistered pooled investment
                                 investment vehicles with                vehicle with $270 million in total
                                 $9,859 million in total                 assets under management.
                                 assets under management.
                         o        36 other accounts with         o        None with respect to other
                                 $2,743 million in total                 accounts.
                                 assets under management.
------------------------ --------------------------------------- --------------------------------------------


         Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to the Portfolio and also simultaneously other account. Other accounts include registered mutual funds and other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals ("other accounts"). Other accounts may have similar investment objectives to the Portfolio, or purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio. Actual or apparent conflicts of interest include:
o Time Management. The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or other accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolio.
o Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same security may vary and the length of time that any fund or other account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple accounts.
o Broker Selection. With respect to securities transactions for the Portfolio, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for a fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.
o Performance-Based Fees. For some accounts, Dimensional may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to other accounts where Dimensional is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Dimensional might share in investment gains.
o Client Service Responsibilities. A conflict may arise where a portfolio manager receives a commission for servicing a client in that the portfolio manager may have an incentive to favor the account of that client over other accounts that the portfolio manager manages.
o Investment in the Fund. A portfolio manager or his/her relatives may invest in a fund that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the fund that his/her relatives invest in preferentially as compared to other accounts for which they have portfolio management responsibilities.

    Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



        PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP GROWTH FUND II (PIF)

                                  Name of Fund

                                JOSEPH W. GARNER

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                             EMERALD ADVISERS, INC.

                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            3                        $458 mm

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            85                      $1769 mm

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                           0

                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     No material conflicts of interest should arise in connection with the portfolio manager's management of the Principal Funds and other accounts managed by the portfolio managers. All the accounts are managed by the same team and have their trades grouped together in accordance with our procedures manual. The only differences which may arise would be due to cash flow requirements of a mutual fund.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

     The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm's Compensation Committee (which includes members of Emerald's board of directors) can adjust an individual's salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey. Emerald's marketing staff is paid commissions based on (1) new dollars flowing into the firm and (2) the retention of assets over the long-term.

     The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The "firm-wide" component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm's performance relative to the Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range from zero to 200% of base salaries. If the firm's performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating unit: Portfolio Management, Research, Marketing and Operations. Finally, each unit's Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews, and with a sign-off from the Compensation Committee.

     The final portion of the new plan is a Long-Term Incentive Plan. The Plan will award phantom stock to key employees, based on their job performance and the importance of their role within the organization. The Plan is completely discretionary and any phantom stock awards will be decided by the company's Compensation Committee. Prior to the implementation of the Plan, Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None. Our portfolio managers are prohibited from purchasing shares of this fund.




/s/Jooseph W. Garner                                         2/21/06
----------------------------------------                     -------
(Signature of person authorized to sign                       (Date)
on behalf of the Sub-Advisor)


                                Joseph W. Garner
                                ----------------

                        (Printed Name of person signing)



                               Portfolio Manager
                               -----------------
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



        PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP GROWTH FUND II (PIF)

                                  Name of Fund

                            KENNETH G. MERTZ II, CFA

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                             EMERALD ADVISERS, INC.

                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            3                        $458 mm

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            85                      $1769 mm

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                           0

                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     No material conflicts of interest should arise in connection with the portfolio manager's management of the Principal Funds and other accounts managed by the portfolio managers. All the accounts are managed by the same team and have their trades grouped together in accordance with our procedures manual. The only differences which may arise would be due to cash flow requirements of a mutual fund.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

     The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm's Compensation Committee (which includes members of Emerald's board of directors) can adjust an individual's salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey. Emerald's marketing staff is paid commissions based on (1) new dollars flowing into the firm and (2) the retention of assets over the long-term.

     The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The "firm-wide" component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm's performance relative to the Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range from zero to 200% of base salaries. If the firm's performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating unit: Portfolio Management, Research, Marketing and Operations. Finally, each unit's Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews, and with a sign-off from the Compensation Committee.

     The final portion of the new plan is a Long-Term Incentive Plan. The Plan will award phantom stock to key employees, based on their job performance and the importance of their role within the organization. The Plan is completely discretionary and any phantom stock awards will be decided by the company's Compensation Committee. Prior to the implementation of the Plan, Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None. Our portfolio managers are prohibited from purchasing shares of this fund.





/s/Kenneth g. Mertz II                                         12/30/05
------------------------------------------                     --------
(Signature of person authorized to sign                         (Date)
on behalf of the Sub-Advisor)


                            Kenneth G. Mertz II, CFA
                            ------------------------

                           (Printed Name of person signing)



                                   President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



        PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP GROWTH FUND II (PIF)

                                  Name of Fund

                                 STACEY L. SEARS

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                             EMERALD ADVISERS, INC.

                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            3                        $458 mm

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            85                      $1769 mm


         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                           0


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     No material conflicts of interest should arise in connection with the portfolio manager's management of the Principal Funds and other accounts managed by the portfolio managers. All the accounts are managed by the same team and have their trades grouped together in accordance with our procedures manual. The only differences which may arise would be due to cash flow requirements of a mutual fund.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

     The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm's Compensation Committee (which includes members of Emerald's board of directors) can adjust an individual's salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey. Emerald's marketing staff is paid commissions based on (1) new dollars flowing into the firm and (2) the retention of assets over the long-term.

     The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The "firm-wide" component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm's performance relative to the Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range from zero to 200% of base salaries. If the firm's performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating unit: Portfolio Management, Research, Marketing and Operations. Finally, each unit's Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews, and with a sign-off from the Compensation Committee.

     The final portion of the new plan is a Long-Term Incentive Plan. The Plan will award phantom stock to key employees, based on their job performance and the importance of their role within the organization. The Plan is completely discretionary and any phantom stock awards will be decided by the company's Compensation Committee. Prior to the implementation of the Plan, Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None. Our portfolio managers are prohibited from purchasing shares of this fund.





/s/Stacey L. Sears                                          12/30/05
--------------------------------------------                --------
(Signature of person authorized to sign                      (Date)
on behalf of the Sub-Advisor)


                                Stacey L. Sears
                                ----------------
                        (Printed Name of person signing)



                    Senior Vice President/Portfolio Manager
                  -------------------------------------------
                               (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         Partners MidCap Growth Fund II
                                  Name of Fund

                                    Bahaa Fam
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                     Fidelity Management & Research Company
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS            ASSETS (IN $ MILLIONS)

        >>       registered investment companies*: ............            4                        $980
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            4                         561
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            5                         447
                                                                 -----------------------    ------------------------

         *includes Partners MidCap Growth Fund II ($449.8 million in assets)

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS            ASSETS (IN $ MILLIONS)

        >>       registered investment companies: .............            2                         $275
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                            0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                            0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Bahaa Fam is the portfolio manager of Partners MidCap Growth II Fund of Principal Investors Fund, Inc. and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the equity assets of the fund measured against the Russell MidCap Growth Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The dollar range of shares of Partners MidCap Growth Fund II beneficially owned by Mr. Fam as of October 31, 2005 was $0.






 /s/Maureen White                                          1/18/06
-----------------------------------------------         -----------
(Signature of person authorized to sign                    (Date)
      on behalf of the Sub-Advisor)


                                 Maureen White
                        (Printed Name of person signing)

                                Product Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Partners International Fund
                                  Name of Fund
                                 Cesar Hernandez
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                     Fidelity Management & Research Company
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS            ASSETS (IN $ MILLIONS)

        >>       registered investment companies: .............            1                         $570*
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                        $2,839
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            45                       $13,619
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        *includes  Partners  International Fund ($570.3 million
        in assets)
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............           n/a
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Cesar Hernandez is the portfolio manager of Partners International Fund and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's master accounts relative to a benchmark index assigned to each master account and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's master accounts is weighted according to his tenure on those master accounts and the average asset size of those master accounts over his tenure. Each component is calculated separately over the portfolio manager's tenure on those master accounts over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the master account for the international investment discipline in which Partners International Fund is invested is based on the master account's pre-tax investment performance measured against the MSCI EAFE Index (net Luxembourg tax rate adjusted). The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.
The dollar range of shares of Partners International Fund beneficially owned by Mr. Hernandez as of October 31, 2005 was $0.




 /s/Maureen White                                          1/18/06
-----------------------------------------------         -----------
(Signature of person authorized to sign                    (Date)
      on behalf of the Sub-Advisor)


                                 Maureen White
                        (Printed Name of person signing)

                                Product Manager
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                 DOLORES BAMFORD
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                              Jan 9, 2005
-----------------------------------------------            ------------------
(Signature of person authorized to sign                         (Date)
     on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                 DAVID L. BERDON
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                       Jan 9, 2005
--------------------------------------------           -----------
(Signature of person authorized to sign                   (Date)
on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                  ANDREW BRAUN
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            17                      9.7 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           276                      5.5 bil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                       108 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                         Jan 9, 2005
---------------------------------------------            -----------
(Signature of person authorized to sign                     (Date)
      on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PARTNERS LARGE CAP BLEND FUND I
                                  Name of Fund
                                  MELISSA BROWN
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............          11691                      44 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............           7149                      10 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................          15674                     201 mil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                        0 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............           105                       1 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           5514                      20 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         Conflicts of Interest. The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

         The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest
         - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

        The Investment Adviser provides generous compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional's individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman Sachs; and anticipated compensation levels among competitor firms.

         Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual's compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

         The portfolio management team's performance measures are aligned with GSAM's goals to: (1) Exceed benchmark over one-year and three-year periods; (2) Manage portfolios within a defined range around a targeted tracking error; (3) Perform consistently with objectives and client commitments; (4) Achieve top tier rankings and ratings; and (5) Manage all similarly mandated accounts in a consistent manner.

          Performance-related remuneration for portfolio managers is significantly influenced by the following criteria:(1) Overall portfolio performance and consistency of performance over time; (2) Consistency of performance across accounts with similar profiles; (3) Compliance with risk budgets; and (4) Communication with other portfolio managers within the research process.

          In addition, detailed portfolio attribution is critical to the measurement process. The benchmarks for these Funds is S&P 500TM Index.

         In addition to base salary and bonus compensation, Goldman Sachs has a number of additional benefits/deferred compensation programs for all professionals in place including:

o A 401-k program that enables employees to direct a percentage of their pretax salary and/or bonus income into a tax-qualified retirement plan
o A profit sharing program to which Goldman Sachs makes a pretax contribution o Investment opportunity programs in which selected professionals are eligible to participate


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

         None





/s/Diana H Newman                                    January 5, 2006
-------------------------------------------          ---------------
(Signature of person authorized to sign                   (Date)
     on behalf of the Sub-Advisor)


                                 Diana H Newman
                        (Printed Name of person signing)


                      Vice President, Quantitative Equity
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                  SCOTT CAROLL
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                       Jan 9, 2005
-------------------------------------------            -----------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                 SEAN GALLAGHER
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            17                      9.7 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           276                      5.5 bil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                      NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                       108 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

         The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmarks for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

         Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                         Jan 9, 2005
---------------------------------------------            -----------
(Signature of person authorized to sign                    (Date)
    on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PARTNERS LARGE CAP BLEND FUND
                                  Name of Fund
                                 ROBERT C. JONES
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............          13399                      52 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............          10450                      18 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................          61701                     559 mil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                        0 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............           105                       1 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           8361                      39 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         Conflicts of Interest. The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

         The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest
         - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

        The Investment Adviser provides generous compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional's individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman Sachs; and anticipated compensation levels among competitor firms.

         Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual's compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

         The portfolio management team's performance measures are aligned with GSAM's goals to: (1) Exceed benchmark over one-year and three-year periods; (2) Manage portfolios within a defined range around a targeted tracking error; (3) Perform consistently with objectives and client commitments; (4) Achieve top tier rankings and ratings; and (5) Manage all similarly mandated accounts in a consistent manner.

          Performance-related remuneration for portfolio managers is significantly influenced by the following criteria:(1) Overall portfolio performance and consistency of performance over time; (2) Consistency of performance across accounts with similar profiles; (3) Compliance with risk budgets; and (4) Communication with other portfolio managers within the research process.

          In addition, detailed portfolio attribution is critical to the measurement process.

         The benchmarks for these Funds is S&P 500TM Index.

         In addition to base salary and bonus compensation, Goldman Sachs has a number of additional benefits/deferred compensation programs for all professionals in place including:

o A 401-k program that enables employees to direct a percentage of their pretax salary and/or bonus income into a tax-qualified retirement plan
o A profit sharing program to which Goldman Sachs makes a pretax contribution o Investment opportunity programs in which selected professionals are eligible to participate


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

         None





/s/ Diana H Newman                                    January 5, 2006
--------------------------------------------          ------------------
(Signature of person authorized to sign                     (Date)
     on behalf of the Sub-Advisor)


                                 Diana H Newman
                        (Printed Name of person signing)


                      Vice President, Quantitative Equity
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                   LISA PARISI
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                       Jan 9, 2005
---------------------------------------------          -----------
(Signature of person authorized to sign                  (Date)
     on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                  EDWARD PERKIN
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                        Jan 9, 2005
---------------------------------------------           -----------
(Signature of person authorized to sign                    (Date)
     on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                SALLY POPE DAVIS
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            17                      9.7 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           276                      5.5 bil.
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                       108 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                        Jan 9, 2005
--------------------------------------------            -----------
(Signature of person authorized to sign                    (Date)
     on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS MID CAP VALUE FUND
                                  Name of Fund
                                 EILEEN ROMINGER
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                      12.8 bil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           301                       6.2 bil
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                       164 mil.
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                       220 mil.
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Investment Advisers' portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

The Investment Advisers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Advisers have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Advisers and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Advisers conduct periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager's management of the Funds' investments and the investments of other accounts, see "Potential Conflicts of Interest - Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts and Potential Conflicts Relating to Goldman Sachs' and the Investment Adviser's Proprietary Activities and Activities on Behalf of Other Accounts."


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

     -   Individual performance (relative, absolute)
     -   Team Performance (relative, absolute)
     - Consistent performance that aligns with clients' objectives - Achievement of top rankings (relative and competitive)

         The benchmark for this Fund is Russell Midcap Value Index

In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Anita K. Kerr                                      Jan 9, 2005
--------------------------------------------          -----------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)


                                 Anita K. Kerr
                                 -------------
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)


                         PRINCIPAL INVESTORS FUND, INC.
                       Information as of October 31, 2005

--------------------------------------------------------------------------------
                      Partners Global Equity Fund ("Fund")
               J.P. Morgan Investment Management Inc. ("Adviser")
--------------------------------------------------------------------------------

----------------------------- ---------------------------------------------------------------
(a)(1) Identify portfolio     (a)(2) For each person identified in column (a)(1), provide
manager(s) of the Adviser     number of other accounts managed by the person within each
to be named in the Fund       category below and the total assets in the accounts managed
prospectus                    within each category below
----------------------------- ---------------------------------------------------------------
----------------------------- ------------------- --------------------- ---------------------
                              Registered          Other Pooled          Other Accounts
                              Investment          Investment
                              Companies           Vehicles
----------------------------- ------------------- --------------------- ---------------------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
                              Number     Total    Number     Total      Number     Total
                              of         Assets   of         Assets     of         Assets
                              Accounts            Accounts              Accounts
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
Matthew Beesley               0          0        1          $326 mil.  6          $970 mil.
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
Howard Williams               0          0        2          $159 mil.  1          $1,540
                                                                                   mil.
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
                              0          0        5          $1,485     4          $324 mil.
Edward Walker                                                mil.
----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------


----------------------------- ---------- -------- ---------- ---------- ---------- ----------
----------------------------- ---------- -------- ---------- ---------- ---------- ----------


----------------------------- ---------- -------- ---------- ---------- ---------- ----------


----------------------------- --------------------------------------------------------------------
(a)(1) Identify portfolio     (a)(3) For each of the categories in column (a)(2), provide number
manager(s) of the Adviser     of accounts and the total assets in the accounts with respect to
to be named in the Fund       which the advisory fee is based on the performance of the account prospectus
----------------------------- --------------------------------------------------------------------
----------------------------- ----------------------- ------------------------ -------------------
                              Registered Investment   Other Pooled             Other Accounts
                              Companies               Investment Vehicles

----------------------------- ----------------------- ------------------------ -------------------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
                              Number of  Total Assets Number of   Total Assets Number of Total
                              Accounts                Accounts                 Accounts  Assets

----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
Matthew Beesley               0          0            0           0            0         0
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
Howard Williams               0          0            0           0            0         0

----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
                              0          0            0           0            0         0
Edward Walker
----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------


----------------------------- ---------- ------------ ----------- ------------ --------- ---------
----------------------------- ---------- ------------ ----------- ------------ --------- ---------


----------------------------- ---------- ------------ ----------- ------------ --------- ---------

(a)(4) Description of any Potential Material Conflicts of Interest that may arise in connection with the portfolio manager's management of the Fund and other accounts.

The chart above shows the number, type and market value as of 10/31/05 of the accounts other than the Fund that are managed by the Fund's portfolio manager. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Adviser's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Adviser may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

The Adviser has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the Adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser so that fair and equitable allocation will occur over time.

(b) Portfolio Manager Compensation

The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


(c) Ownership of Securities

------------------------ --------------
Portfolio Manager        None

------------------------ --------------
------------------------ --------------
Matthew Beesley          x
------------------------ --------------
------------------------ --------------
Howard Williams          x
------------------------ --------------
------------------------ --------------
Edward Walker            x
------------------------ --------------
------------------------ --------------

------------------------ --------------
------------------------ --------------

------------------------ --------------



                         PRINCIPAL INVESTORS FUND, INC.
                       Information as of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                    Partners Small Cap Value Fund I ("Fund")
               J.P. Morgan Investment Management Inc. ("Adviser")
------------------------------------------------------------------------------------------------------------------------------------
----------------------------- -------------------------------------------------------------
(a)(1) Identify portfolio      (a)(2) For each person identified in column (a)(1), provide
manager(s) of the Adviser      number of other accounts managed by the person within each
to be named in the Fund        category below and the total assets in the accounts managed
prospectus                     within each category below

----------------------------- -------------------------------------------------------------
----------------------------- ----------------------- --------------------- ---------------
                              Registered Investment   Other Pooled          Other Accounts
                              Companies               Investment
                                    Vehicles
----------------------------- ----------------------- --------------------- ---------------
----------------------------- ---------- ------------ ---------- ---------- -------- ------
                              Number     Total        Number     Total      Number   Total
                              of         Assets       of         Assets     of       Assets
                              Accounts                Accounts              Accounts
----------------------------- ---------- ------------ ---------- ---------- -------- ------
----------------------------- ---------- ------------ ---------- ---------- -------- ------
                              8          $1.5bn       1          $152       0        0
Chris T. Blum, Managing                                          million
Director
----------------------------- ---------- ------------ ---------- ---------- -------- ------
----------------------------- ---------- ------------ ---------- ---------- -------- ------
                              8          $1.5bn       1          $152       0        0
Dennis Ruhl, Vice President                                      million
----------------------------- ---------- ------------ ---------- ---------- -------- ------


----------------------------- ----------------------------------------------------------------------
                               (a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

----------------------------- ----------------------------------------------------------------------
----------------------------- ------------------------- ------------------------ -------------------
                              Registered Investment     Other Pooled             Other Accounts
                              Companies                 Investment Vehicles

----------------------------- ------------------------- ------------------------ -------------------
----------------------------- ------------ ------------ ----------- ------------ --------- ---------
                              Number of    Total Assets Number of   Total Assets Number of Total
                              Accounts                  Accounts                 Accounts  Assets

----------------------------- ------------ ------------ ----------- ------------ --------- ---------
----------------------------- ------------ ------------ ----------- ------------ --------- ---------
                              0            0            0           0            0         0
Chris T. Blum, Managing
Director
----------------------------- ------------ ------------ ----------- ------------ --------- ---------
----------------------------- ------------ ------------ ----------- ------------ --------- ---------
                              0            0            0           0            0         0
Dennis Ruhl, Vice President
----------------------------- ------------ ------------ ----------- ------------ --------- ---------





(a)(4) Description of any Potential Material Conflicts of Interest that may arise in connection with the portfolio manager's management of the Fund and other accounts.

The chart above shows the number, type and market value as of 10/31/05 of the accounts other than the Fund that are managed by the Fund's portfolio manager. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Adviser's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Adviser may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

The Adviser has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the Adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser so that fair and equitable allocation will occur over time.

(b) Portfolio Manager Compensation

The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

 (c) Ownership of Securities

------------------------ --------------
Portfolio Manager        None

------------------------ --------------
------------------------ --------------
Chris T. Blum            X
------------------------ --------------
------------------------ --------------
Dennis Ruhl              X
------------------------ --------------

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                  David Borger
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/David Borger                                      12/9/2005
-------------------------------------------          ----------
(Signature of person authorized to sign                (Date)
     on behalf of the Sub-Advisor)


                                  David Borger
                        (Printed Name of person signing)


                              Director of Research
                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                  David Borger
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/David Borger                                      12/9/2005
---------------------------------------------        -----------
(Signature of person authorized to sign                (Date)
     on behalf of the Sub-Advisor)


                                  David Borger
                        (Printed Name of person signing)


                              Director of Research
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                Christine Kugler
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Christine Kugler                                 12/9/2005
-------------------------------------------         ----------
(Signature of person authorized to sign               (Date)
     on behalf of the Sub-Advisor)


                                Christine Kugler
                        (Printed Name of person signing)


                           Director of Implementation
                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                Christine Kugler
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Christine Kugler                                    12/9/2005
---------------------------------------------          ---------
(Signature of person authorized to sign                  (Date)
     on behalf of the Sub-Advisor)


                                Christine Kugler
                        (Printed Name of person signing)


                           Director of Implementation
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                 Stuart Matsuda
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Stuart Matsuda                                       12/9/2005
---------------------------------------------           ----------
(Signature of person authorized to sign                   (Date)
     on behalf of the Sub-Advisor)


                                 Stuart Matsuda
                        (Printed Name of person signing)


                               Director of Trading
                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                 Stuart Matsuda
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Stuart Matsuda                                      12/9/2005
-------------------------------------------            ----------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)


                                 Stuart Matsuda
                        (Printed Name of person signing)


                               Director of Trading
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                 Hal W. Reynolds
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Hal W. Reynolds                                      12/9/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
     on behalf of the Sub-Advisor)


                                Hal W. Reynolds
                                ---------------
                        (Printed Name of person signing)


                            Chief Investment Officer
                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                 Hal W. Reynolds
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Hal Reynolds                                        12/9/2005
--------------------------------------------           ----------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)


                                  Hal Reynolds
                        (Printed Name of person signing)


                            Chief Investment Officer
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF PARTNERS MIDCAP VALUE FUND
                                  Name of Fund
                                Thomas D. Stevens
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $529.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Thomas D. Stevens                                    12/9/2005
--------------------------------------------            ---------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)


                               Thomas D. Stevens
                               -----------------
                        (Printed Name of person signing)


                                    Chairman
                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF PARTNERS SMALL VALUE FUND
                                  Name of Fund
                                Thomas D. Stevens
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Los Angeles Capital Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/05 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                    $463.2 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            29                    $2859 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                    $444.8 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Thomas D. Stevens                                   12/9/2005
-------------------------------------------            ---------
(Signature of person authorized to sign                  (Date)
   on behalf of the Sub-Advisor)


                               Thomas D. Stevens
                               -----------------
                        (Printed Name of person signing)


                                    Chairman
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                Stephen C. Brink
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/Stephen C. Brink                                     12/12/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
     on behalf of the Sub-Advisor)


                                Stephen C. Brink
                                ----------------
                        (Printed Name of person signing)


                   Senior Vice President, Director of Research
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                Timothy P. Butler
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/Timothy P. Butler                                    12/12/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                               Timothy P. Butler
                               -----------------
                        (Printed Name of person signing)


                            Sector Portfolio Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                Michael D. Clulow
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/Michael D. Clulow                                    12/12/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
   on behalf of the Sub-Advisor)


                               Michael D. Clulow
                               -----------------
                        (Printed Name of person signing)


                            Sector Portfolio Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                Gretchen M. Novak
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/Gretchen M. Novak                                    12/12/2005
--------------------------------------------            -----------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                               Gretchen M. Novak
                               -----------------
                        (Printed Name of person signing)


                           Associate Portfolio Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Small Cap Growth Fund Series III
                                  Name of Fund
                                 Ronald A. Sauer
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Mazama Capital Management, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 10/31/2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            12                   $1.347 Billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $79.679 Million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            69                   $4.607 Billion
                                                                 -----------------------    ------------------------

         for each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                   $267.896 Million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

     The compensation paid to Mazama for managing the Fund(s) is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Fund(s) or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

     If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund(s) or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund(s) with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

     Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

     The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund(s) managed by Mazama (i.e. Russell 2000 Growth Index, Russell 2500 Growth Index Russell Mid Cap Growth or Russell 3000 Growth Index).

     Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $0.00





/s/ Ronald A. Sauer                                    12/12/2005
-------------------------------------------            ----------
(Signature of person authorized to sign                  (Date)
     on behalf of the Sub-Advisor)


                                Ronald A. Sauer
                                ---------------
                        (Printed Name of person signing)


                    President, CIO, Senior Portfolio Manager
                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund - Partners SmallCap Blend Fund
                                  Name of Fund
                               Ronald P. Gala, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             5                    1,006,363,057
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            13                    1,045,584,379
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                      168,386,534
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Ronald P. Gala                                     12/22/2005
------------------------------------------            -----------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)


                              Ronald P. Gala, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investors Fund - Partners SmallCap Value Fund I
                                  Name of Fund
                               Ronald P. Gala, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             5                    1,006,363,057
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            13                    1,045,584,379
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                      168,386,534
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Ronald P. Gala                                     12/22/2005
------------------------------------------            -----------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)


                              Ronald P. Gala, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund - Partners SmallCap Blend Fund
                                  Name of Fund
                              Peter D. Goslin, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                      266,079,216
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                      165,362,676
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            6                      112,173,707
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Peter D. Goslin                                      12/22/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                              Peter D. Goslin, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)




                                   Page 1 of 2
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investors Fund - Partners SmallCap Value Fund I
                                  Name of Fund
                              Peter D. Goslin, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                      266,079,216
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                      165,362,676
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            6                      112,173,707
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Peter D. Goslin                                      12/22/2005
--------------------------------------------            ----------
(Signature of person authorized to sign                   (Date)
    on behalf of the Sub-Advisor)


                              Peter D. Goslin, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investors Fund - Partners MidCap Growth Fund I
                                  Name of Fund
                               Adam T. Logan, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             4                    1,057,922,661
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            10                      169,708,024
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Provided Separately.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Adam T. Logan                                      12/22/2005
-------------------------------------------           ----------
(Signature of person authorized to sign                 (Date)
     on behalf of the Sub-Advisor)


                               Adam T. Logan, CFA
                               ------------------
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investors Fund - Partners MidCap Growth Fund I
                                  Name of Fund
                              John R. O'Toole, CFA
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                          Mellon Equity Associates, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             4                     930,474,445
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             3                      91,716,561
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            21                     462,529,686
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             0                          0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................             4                      45,557,445
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


                         Portfolio Manager Compensation

         The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

         All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

                   Mellon Elective Deferred Compensation Plan

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/John R. O'Toole                                   12/15/2005
------------------------------------------           ----------
(Signature of person authorized to sign                (Date)
   on behalf of the Sub-Advisor)


                              John R. O'Toole, CFA
                        (Printed Name of person signing)


                               Portfolio Manager
                               -----------------
                           (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



           Principal Investors Fund, Inc. - Partners MidCap Value Fund

                                  Name of Fund
                                  Basu Mullick
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                        Neuberger Berman Management Inc.

                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                    $6,786 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                      $13 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


         Portfolio Managers managing institutional funds are compensated on a salaried basis and are eligible for discretionary bonuses, which are in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall fund performance in relation to their peers, ability to attract and retain clients, assets under management, the current market conditions and overall contribution to the firm. Managers are also evaluated on their willingness and effectiveness to work with sales staff, their franchise building activities, teamwork, people development and product development.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None - Sub-advisory Relationship






/s/Philip R. Carroll                                  January 30, 2006
---------------------------------------               ----------------
(Signature of person authorized to sign                  (Date)
on behalf of the Sub-Advisor)


                               Philip R. Carroll
                            ------------------------
                        (Printed Name of person signing)


                            Chief Compliance Officer
                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond & Mortgages Securities Fund

                              William C. Armstrong

                        Principal Global Investors, LLC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:


                                                                        NUMBER OF                   TOTAL
                                                                        ACCOUNTS                   ASSETS
             registered investment companies:                               3                  $1,681,758,899
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                              5                  $6,280,355,789
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other accounts:                                                15                  $904,534,222
           ----------------------------------------------------- --------------------- --------------------------

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account


                                                                        NUMBER OF                   TOTAL
                                                                        ACCOUNTS                   ASSETS

           registered investment companies: .........................       0                  $0
           other pooled investment vehicles: ..........................     0                  $0
           other accounts: ......................................           2                  $1,062,750,477


A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

None

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industrystandards. Total cash compensation is targeted at the median of the market and benefits aretargeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixedincome portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 -$ 100,000; $100,001 -
     $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/William C. Armstrong                                     12/30/05
-----------------------------------------------             --------
(Signature of person authorized to sign                      (Date)
  on behalf of the Sub-Advisor)


                              William C. Armstrong

                        (Printed Name of person signing)


                                Portfolio Manager

                            (Title of person signing)






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund

                                L. Phillip Jacoby

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                    NUMBER OF            TOTAL
                                                                    ACCOUNTS             ASSETS

              registered investment companies:                          9            $8,012,195,212

                                                                  --------------    -----------------
                                                                  --------------    -----------------
              other pooled investment vehicles                         15            $2,562,137,250

                                                                  --------------    -----------------
                                                                  --------------    -----------------
              other accounts:                                          39            $2,601,995,786

                                                                  --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                     NUMBER OF        TOTAL
                                                                     ACCOUNTS         ASSETS

               registered investment companies:                          0              $0
                                                                   --------------    ---------
                                                                   --------------    ---------
               other pooled investment vehicles:                         0              $0
                                                                   --------------    ---------
                                                                   --------------    ---------
               other accounts:                                           0              $0
                                                                   --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/L. Phillip Jacoby                               12/30/05
----------------------------------------           --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                L. Phillip Jacoby

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund

                               Bernard M. Sussman

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                   NUMBER OF            TOTAL
                                                                   ACCOUNTS             ASSETS

             registered investment companies:                          9            $8,012,195,212
                                                                 --------------    -----------------
                                                                 --------------    -----------------
             other pooled investment vehicles:                        15            $2,562,137,250
                                                                 --------------    -----------------
                                                                 --------------    -----------------
             other accounts:                                          39            $2,601,995,786
                                                                 --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                    NUMBER OF        TOTAL
                                                                    ACCOUNTS         ASSETS

              registered investment companies:                         0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other pooled investment vehicles:                        0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other accounts:                                          0              $0
                                                                  --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Bernard M. Sussman                                 12/30/05
-----------------------------------------             --------
 (Signature of person authorized to sign                (Date)
    on behalf of the Sub-Advisor)

                               Bernard M. Sussman

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond & Mortgages Securities Fund

                               Timothy R. Warrick

                        Principal Global Investors, LLC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:


                                                                           NUMBER OF                  TOTAL
                                                                           ACCOUNTS                  ASSETS
             registered investment companies:                               3                  $1,681,758,899
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                              5                  $6,280,355,789
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other accounts:                                                19                 $1,159,590,411
           ----------------------------------------------------- --------------------- --------------------------

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account


                                                                           NUMBER OF                  TOTAL
                                                                           ACCOUNTS                  ASSETS

             registered investment companies: .........................      0                 $0
             other pooled investment vehicles: ..........................    0                 $0
             other accounts: ................................................2                 $1,062,750,477
                                                                                              ---------------


A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

None

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industrystandards. Total cash compensation is targeted at the median of the market and benefits aretargeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixedincome portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

     o    Investment   performance  is  based  on  gross  performance  versus  a
          benchmark, peer group or both, depending on the client mandate

     o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

     o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

     o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 -$ 100,000; $100,001 -
     $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000




/s/Timothy R. Warrick                                      12/30/05
----------------------------------------                   --------
(Signature of person authorized to sign                     (Date)
    on behalf of the Sub-Advisor)


                               Timothy R. Warrick

                        (Printed Name of person signing)


                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Disciplined LargeCap Blend Fund

                               Jeffrey A. Schwarte

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $693,721,878
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         2            $566,506,423
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           7            $250,486,164
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Jeffrey A. Schwarte                               12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                               Jeffrey A. Schwarte

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        Principal Investors Fund, Inc. - Disciplined LargeCap Blend Fund

                                  Mustafa Sagun

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $626,452,789
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         0                 $0
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           9            $273,101,754
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Mustafa Sagun                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Mustafa Sagun

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Diversified International Fund

                              Paul H. Blankenhagen

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                   NUMBER OF            TOTAL
                                                                   ACCOUNTS             ASSETS

             registered investment companies:                          2             $782,618,804
                                                                 --------------    -----------------
                                                                 --------------    -----------------
             other pooled investment vehicles:                         2            $2,395,734,429
                                                                 --------------    -----------------
                                                                 --------------    -----------------
             other accounts:                                            1             $42,847,202
                                                                 --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                      NUMBER OF        TOTAL
                                                                      ACCOUNTS         ASSETS

                registered investment companies:                          0              $0
                                                                    --------------    ---------
                                                                    --------------    ---------
                other pooled investment vehicles:                         0              $0
                                                                    --------------    ---------
                                                                    --------------    ---------
                other accounts:                                           0              $0
                                                                    --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

     o    Investment   performance  is  based  on  gross  performance  versus  a
          benchmark, peer group or both, depending on the client mandate

     o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

     o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Paul H. Blankenhagen                              12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                              Paul H. Blankenhagen

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Diversified International Fund

                                   Juliet Cohn

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                     NUMBER OF            TOTAL
                                                                     ACCOUNTS             ASSETS

               registered investment companies:                          2             $782,618,804
                                                                   --------------    -----------------
                                                                   --------------    -----------------
               other pooled investment vehicles:                         2            $2,395,734,429
                                                                   --------------    -----------------
                                                                   --------------    -----------------
               other accounts:                                           3             $126,648,983
                                                                   --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                     NUMBER OF        TOTAL
                                                                     ACCOUNTS         ASSETS

               registered investment companies:                          0              $0
                                                                   --------------    ---------
                                                                   --------------    ---------
               other pooled investment vehicles:                         0              $0
                                                                   --------------    ---------
                                                                   --------------    ---------
               other accounts:                                           0              $0
                                                                   --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 100% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Juliet Cohn                                       12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
   on behalf of the Sub-Advisor)

                                   Juliet Cohn

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. - Diversified International Fund

                                Christopher Ibach

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF            TOTAL
                                                                       ACCOUNTS             ASSETS

                 registered investment companies:                         2             $782,618,804
                                                                     --------------    -----------------
                                                                     --------------    -----------------
                 other pooled investment vehicles:                        2             $2,395,734,429
                                                                     --------------    -----------------
                                                                     --------------    -----------------
                 other accounts:                                          6             $217,443,206
                                                                     --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                    NUMBER OF        TOTAL
                                                                    ACCOUNTS         ASSETS

              registered investment companies:                          0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other pooled investment vehicles:                         0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other accounts:                                           0              $0
                                                                  --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/Christopher Ibach                                  12/30/05
----------------------------------------              --------
(Signature of person authorized to sign                (Date)
     on behalf of the Sub-Advisor)

                                Christopher Ibach

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              Principal Investors Fund, Inc. - Equity Income Fund

                                Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF            TOTAL
                                                                      ACCOUNTS             ASSETS

                registered investment companies:                         10            $4,785,240,981
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other pooled investment vehicles:                         4            $7,664,333,024
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other accounts:                                           4             $229,232,768
                                                                    --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                        NUMBER OF        TOTAL
                                                                        ACCOUNTS         ASSETS

                  registered investment companies:                          0              $0
                                                                      --------------    ---------
                                                                      --------------    ---------
                  other pooled investment vehicles:                         0              $0
                                                                      --------------    ---------
                                                                      --------------    ---------
                  other accounts:                                           0              $0
                                                                      --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


     Principal Investors Fund, Inc. - Government and High Quality Bond Fund

                                 Brad Fredericks

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF            TOTAL
                                                                      ACCOUNTS             ASSETS

                registered investment companies:                          2             $747,480,642
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other pooled investment vehicles:                         1            $1,000,040,851
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other accounts:                                           0                  $0
                                                                    --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                    NUMBER OF        TOTAL
                                                                    ACCOUNTS         ASSETS

              registered investment companies:                          0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other pooled investment vehicles:                         0              $0
                                                                  --------------    ---------
                                                                  --------------    ---------
              other accounts:                                           0              $0
                                                                  --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
              o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Brad Fredericks                                     12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)

                                 Brad Fredericks

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


     Principal Investors Fund, Inc. - Government and High Quality Bond Fund

                                 Lisa A. Stange

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                    NUMBER OF            TOTAL
                                                                    ACCOUNTS             ASSETS

              registered investment companies:                          2             $747,480,642
                                                                  --------------    -----------------
                                                                  --------------    -----------------
              other pooled investment vehicles:                         1            $1,000,040,851
                                                                  --------------    -----------------
                                                                  --------------    -----------------
              other accounts:                                            0                  $0
                                                                  --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                      NUMBER OF        TOTAL
                                                                      ACCOUNTS         ASSETS

                registered investment companies:                          0              $0
                                                                    --------------    ---------
                                                                    --------------    ---------
                other pooled investment vehicles:                         0              $0
                                                                    --------------    ---------
                                                                    --------------    ---------
                other accounts:                                           0              $0
                                                                    --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Lisa A. Stange                                     12/30/05
----------------------------------------              --------
(Signature of person authorized to sign                (Date)
    on behalf of the Sub-Advisor)

                                 Lisa A. Stange

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


   Principal Investors Fund, Inc. - High Quality Intermediate-Term Bond Fund

                              William C. Armstrong

                        Principal Global Investors, LLC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                               NUMBER OF                TOTAL
                                                               ACCOUNTS                ASSETS
             registered investment companies:                     3                  $1,681,758,899
           ------------------------------------------- --------------------- --------------------------
           ------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                    5                  $6,280,355,789
           ------------------------------------------- --------------------- --------------------------
           ------------------------------------------- --------------------- --------------------------
             other accounts:                                      15                  $904,534,222
           ------------------------------------------- --------------------- --------------------------

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                               NUMBER OF                TOTAL
                                                               ACCOUNTS                ASSETS
             registered investment companies:                     0                  $0
           ------------------------------------------- --------------------- --------------------------
           ------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                    0                  $0
           ------------------------------------------- --------------------- --------------------------
           ------------------------------------------- --------------------- --------------------------
             other accounts:                                      2                  $1,062,750,477
           ------------------------------------------- --------------------- --------------------------


A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

None

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industrystandards. Total cash compensation is targeted at the median of the market and benefits aretargeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixedincome portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

     o    Investment   performance  is  based  on  gross  performance  versus  a
          benchmark, peer group or both, depending on the client mandate

     o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

     o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

     o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 -$ 100,000; $100,001 -
     $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None



/s/William C. Armstrong                                   12/30/05
----------------------------------------                  --------
(Signature of person authorized to sign                    (Date)
   on behalf of the Sub-Advisor)


                              William C. Armstrong

                        (Printed Name of person signing)


                                Portfolio Manager

                            (Title of person signing)







                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


    Principal Investors Fund, Inc. - High Quality Intermediate-Term Bond Fund

                                L. Phillip Jacoby

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF            TOTAL
                                                                       ACCOUNTS             ASSETS

                 registered investment companies:                          9            $8,012,195,212
                                                                     --------------    -----------------
                                                                     --------------    -----------------
                 other pooled investment vehicles:                         15            $2,562,137,250
                                                                     --------------    -----------------
                                                                     --------------    -----------------
                 other accounts:                                           39            $2,601,995,786
                                                                     --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                   NUMBER OF        TOTAL
                                                                   ACCOUNTS         ASSETS

             registered investment companies:                          0              $0
                                                                 --------------    ---------
                                                                 --------------    ---------
             other pooled investment vehicles:                         0              $0
                                                                 --------------    ---------
                                                                 --------------    ---------
             other accounts:                                           0              $0
                                                                 --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/L. Phillip Jacoby                                   12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                 (Date)
     on behalf of the Sub-Advisor)

                                L. Phillip Jacoby

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


    Principal Investors Fund, Inc. - High Quality Intermediate-Term Bond Fund

                               Bernard M. Sussman

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF            TOTAL
                                                                      ACCOUNTS             ASSETS

                registered investment companies:                          9            $8,012,195,212
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other pooled investment vehicles:                         15            $2,562,137,250
                                                                    --------------    -----------------
                                                                    --------------    -----------------
                other accounts:                                           39            $2,601,995,786
                                                                    --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF        TOTAL
                                                                       ACCOUNTS         ASSETS

                 registered investment companies:                          0              $0
                                                                     --------------    ---------
                                                                     --------------    ---------
                 other pooled investment vehicles:                         0              $0
                                                                     --------------    ---------
                                                                     --------------    ---------
                 other accounts:                                           0              $0
                                                                     --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Bernard M. Sussman                              12/30/05
----------------------------------------           --------
(Signature of person authorized to sign             (Date)
    on behalf of the Sub-Advisor)

                               Bernard M. Sussman

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


   Principal Investors Fund, Inc. - High Quality Intermediate-Term Bond Fund

                               Timothy R. Warrick

                        Principal Global Investors, LLC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                         NUMBER OF               TOTAL
                                                                         ACCOUNTS               ASSETS
             registered investment companies:                               3                  $1,681,758,899
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                              5                  $6,280,355,789
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other accounts:                                                19                 $1,159,590,411
           ----------------------------------------------------- --------------------- --------------------------

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                         NUMBER OF               TOTAL
                                                                         ACCOUNTS               ASSETS
             registered investment companies:                               0                  $0
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other pooled investment vehicles:                              0                  $0
           ----------------------------------------------------- --------------------- --------------------------
           ----------------------------------------------------- --------------------- --------------------------
             other accounts:                                                2                 $1,1062,750,477
           ----------------------------------------------------- --------------------- --------------------------



A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

None

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industrystandards. Total cash compensation is targeted at the median of the market and benefits aretargeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixedincome portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

     o    Investment   performance  is  based  on  gross  performance  versus  a
          benchmark, peer group or both, depending on the client mandate

     o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

     o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

     o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 -$ 100,000; $100,001 -
     $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Timothy R. Warrick                                  12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)


                               Timothy R. Warrick

                        (Printed Name of person signing)


                                Portfolio Manager

                            (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


      Principal Investors Fund, Inc. - International Emerging Markets Fund

                               Michael A. Marusiak

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $209,977,592
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         1            $489,858,823
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts                                           11            $454,153,953
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                            0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
         o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $50,001 - $100,000





/s/Michael A. Marusiak                                 12/30/05
----------------------------------------               --------
(Signature of person authorized to sign                 (Date)
    on behalf of the Sub-Advisor)

                               Michael A. Marusiak

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


      Principal Investors Fund, Inc. - International Emerging Markets Fund

                                Michael L. Reynal

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $209,977,592
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         1            $489,858,823
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                          11            $454,153,953
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/Michael L. Reynal                                 12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
     on behalf of the Sub-Advisor)

                                Michael L. Reynal

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - International Growth Fund

                                 Steven Larson

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $724,983,161
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                          0                 $0
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                            0                 $0
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                            0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Steven Larson                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
   on behalf of the Sub-Advisor)

                                  Steven Larson

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - International Growth Fund

                                 John Pihlblad

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          3            $1,517,098,359
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          2             $437,453,420
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/John Pihlblad                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  John Pihlblad

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - Inflation Protection Fund

                                Martin J. Schafer

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

         o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $345,554,757
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $339,898,052
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           3            $120,179,721
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
              o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Martin J. Schafer                                    12/30/05
----------------------------------------                --------
(Signature of person authorized to sign                  (Date)
    on behalf of the Sub-Advisor)

                                Martin J. Schafer

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - Inflation Protection Fund

                                  Gwen Swanger

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $76,190,340
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                          4            $168,457,618
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                            6            $104,376,036
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Gwen Swanger                                      12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                                  Gwen Swanger

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - LargeCap S&P 500 Index Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                   12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
     on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - LargeCap S&P 500 Index Fund

                               Mariateresa Monaco

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          5            $1,284,248,195
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,439,602,694
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Mariateresa Monaco                               12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                               Mariateresa Monaco

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              Principal Investors Fund, Inc. - LargeCap Value Fund

                                 John Pihlblad

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          3            $1,517,098,359
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          2             $437,453,420
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
         o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/John Pihlblad                                     12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                                  John Pihlblad

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - MidCap Blend Fund

                                K. William Nolin

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          2            $1,148,242,657
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         3            $1,392,188,712
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/K. William Nolin                                 12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                K. William Nolin

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - MidCap S&P 400 Index Fund

                                Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - MidCap S&P 400 Index Fund

                               Mariateresa Monaco

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          5            $1,284,248,195
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,439,602,694
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Mariateresa Monaco                               12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                               Mariateresa Monaco

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - MidCap Value Fund

                                Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - MidCap Value Fund

                              Jeffrey A. Schwarte

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $693,721,878
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         2            $566,506,423
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           7            $250,486,164
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Jeffrey A. Schwarte                              12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                               Jeffrey A. Schwarte

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - Money Market Fund

                                   Tracy Reeg

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          2             $831,126,716
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         1            $3,435,955,845
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Tracy Reeg                                       12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                   Tracy Reeg

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Investors Fund, Inc. - Money Market Fund

                                Alice Robertson

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

          o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          2             $831,126,716
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         1            $3,435,955,845
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Alice Robertson                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Alice Robertson

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - Preferred Securities Fund

                                L. Phillip Jacoby

                         Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          9            $8,012,195,212
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                        15            $2,562,137,250
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                          39            $2,601,995,786
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/L. Phillip Jacoby                                12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                L. Phillip Jacoby

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           Principal Investors Fund, Inc. - Preferred Securities Fund

                               Bernard M. Sussman

                        Spectrum Asset Management, Inc.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          9            $8,012,195,212
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                        15            $2,562,137,250
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                          39            $2,601,995,786
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual's total compensation.


     Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.


         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Bernard M. Sussman                               12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                               Bernard M. Sussman

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2010 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                            0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2020 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                   12/30/05
----------------------------------------             --------
(Signature of person authorized to sign               (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2030 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2040 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Principal LifeTime 2050 Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                                                                              0              $0
                                    other pooled investment vehicles:
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


    Principal Investors Fund, Inc. - Principal LifeTime Strategic Income Fund

                                 Dirk Laschanzky

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                         10            $4,785,240,981
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,664,333,024
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            4             $229,232,768
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Dirk Laschanzky                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Dirk Laschanzky

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. - Real Estate Securities Fund

                                  Kelly D. Rush

                      Principal Real Estate Investors, LLC


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          2            $936,190,251
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         9            $79,935,865
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           9            $130,130,042
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS           ASSETS

                                    registered investment companies:                          0                $0
                                                                                        --------------    --------------
                                                                                        --------------    --------------
                                    other pooled investment vehicles:                         0                $0
                                                                                        --------------    --------------
                                                                                        --------------    --------------
                                    other accounts:                                           1            $27,841,497
                                                                                        --------------    --------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Real Estate Investors is a member of Principal Global Investors ("Principal Global"), whose compensation policies and practices apply to Principal's Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

     Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.

     In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $10,001 - $50,000





/s/Kelly D. Rush                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Kelly D. Rush

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Short-Term Bond Fund

                                   Zeid Ayer

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $344,613,407
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $360,891,741
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $13,097,613
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Zeid Ayer                                        12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                    Zeid Ayer

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Short-Term Bond Fund

                                  Craig Dawson

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $344,613,407
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $360,891,741
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $13,097,613
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Craig Dawson                                     12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Craig Dawson

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Short-Term Bond Fund

                                 Martin Schafer

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $345,554,757
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $339,898,052
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           3            $120,179,721
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Martin Schafer                                   12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
     on behalf of the Sub-Advisor)

                                 Martin Schafer

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              Principal Investors Fund, Inc. - SmallCap Blend Fund

                                  Todd Sanders

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          2             $367,047,430
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                         2            $1,761,234,654
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                           0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Todd Sanders                                     12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Todd Sanders

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - SmallCap Growth Fund

                               Mariateresa Monaco

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS             ASSETS

                                    registered investment companies:                          5            $1,284,248,195
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other pooled investment vehicles:                          4            $7,439,602,694
                                                                                        --------------    -----------------
                                                                                        --------------    -----------------
                                    other accounts:                                            0                  $0
                                                                                        --------------    -----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Mariateresa Monaco                               12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
     on behalf of the Sub-Advisor)

                               Mariateresa Monaco

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              Principal Investors Fund, Inc. - SmallCap Value Fund

                                Thomas Morabito

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $115,514,076
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         4            $286,597,154
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $37,901,544
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years). o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Thomas Morabito                                  12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                 Thomas Morabito

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Tax-Exempt Bond Fund

                                  Thomas Catus

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          1            $164,152,814
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         0                 $0
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $19,071,212
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Thomas Catus                                       12/30/05
----------------------------------------              --------
(Signature of person authorized to sign                (Date)
    on behalf of the Sub-Advisor)

                                  Thomas Catus

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Ultra Short Bond Fund

                                   Zeid Ayer

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $344,613,407
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $360,891,741
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $13,097,613
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                          0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                           0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Zeid Ayer                                        12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                    Zeid Ayer

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Ultra Short Bond Fund

                                  Craig Dawson

                        Principal Global Investors, LLC.


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF           TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          3            $344,613,407
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other pooled investment vehicles:                         3            $360,891,741
                                                                                        --------------    ---------------
                                                                                        --------------    ---------------
                                    other accounts:                                           1            $13,097,613
                                                                                        --------------    ---------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF        TOTAL
                                                                                          ACCOUNTS         ASSETS

                                    registered investment companies:                         0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other pooled investment vehicles:                        0              $0
                                                                                        --------------    ---------
                                                                                        --------------    ---------
                                    other accounts:                                          0              $0
                                                                                        --------------    ---------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

         o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years). o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period. o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Craig Dawson                                     12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)

                                  Craig Dawson

                        (Printed Name of person signing)

                                Portfolio Manager

                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund
                              Name of Fund/Account
                                Lawrence A. Post
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         11            1,415,355,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           54            5,945,241,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         6             371,725,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           19            2,022,615,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                Principal Investors Fund, Inc. - High Yield Fund
                              Name of Fund/Account
                                Lawrence A. Post
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         11            1,415,355,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           54            5,945,241,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         6             371,725,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           19            2,022,615,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)






                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Ultra Short Bond Fund
                              Name of Fund/Account
                                Lawrence A. Post
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio to the extent that Post is managing assets of the Fund.. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                         NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                        10            1,376,079,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          55            5,984,517,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         9            1,217,900,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          16            1,176,440,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
      on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund
                              Name of Fund/Account
                                Allan Schweitzer
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                        11            1,415,355,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          54            5,945,241,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                        6             371,725,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          19            2,022,615,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
    on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)





                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                Principal Investors Fund, Inc. - High Yield Fund
                              Name of Fund/Account
                                Allan Schweitzer
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         11            1,415,355,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           54            5,945,241,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         6             371,725,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           19            2,022,615,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign
     on behalf of the Sub-Advisor) (Date)


                        (Printed Name of person signing)


                            (Title of person signing)




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Ultra Short Bond Fund
                              Name of Fund/Account
                                Allan Schweitzer
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                            Post Advisory Group, LLC
                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio to the extent that Post is managing assets of the Fund.. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

         1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                         5             511,768,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                        10            1,376,079,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                          55            5,984,517,000
                                                                                        --------------    ----------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                                          NUMBER OF            TOTAL
                                                                                          ACCOUNTS            ASSETS

                                    registered investment companies:                          0                  0
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other pooled investment vehicles:                         9            1,217,900,000
                                                                                        --------------    ----------------
                                                                                        --------------    ----------------
                                    other accounts:                                           16            1,176,440,000
                                                                                        --------------    ----------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Post Advisory Group, LLC ("Post") and its respective affiliates advise other clients and funds, whose accounts may purchase or sell the same securities as the Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post and which may have investment objectives substantially similar to those of the Fund. Post or its affiliates may also seek investment opportunities that may be of interest to the Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post, while preserving incentives for the key principals to find new investment opportunities, and to ensure compliance with appropriate regulatory requirements. Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies, or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions. To the extent permitted by applicable law, Post may aggregate the trade orders of the Fund with the trade orders of Post for other accounts managed by Post or its affiliates. Post's policies and procedures are intended to produce fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transactions costs that maybe incurred in doing so. Post's policies and procedures are also intended to be so0nsistent with its duty to seek best execution and best prices obtainable under the circumstances for all accounts under their management. Post's key principals may face demands on their time other than the demands of the Fund. Such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post and Post may receive fees and other compensation for the services it provides and other transactions into with it enters. Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities iof the Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

         2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation for the Post Advisory Group, LLC senior investment professionals is comprised of base salary, bonus pool and certain other performance incentives. Incentives in the form of an annual bonus are determined based on the overall performance of the firm.



         3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
     100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





                                                    12/30/05
----------------------------------------            --------
(Signature of person authorized to sign              (Date)
     on behalf of the Sub-Advisor)


                        (Printed Name of person signing)


                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



                                  Name of Fund

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

                                                                                                $447,574,892
                                                                                            (excludes PIF Partners
        >>       registered investment companies: .............               2             Large Cap Growth Fund I
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............               4                 $463,402,505
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................               6                 $1,429,899,566
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............         0                               0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............         0                               0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................         0                               0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.







                          /s/Darrell N. Braman
                     (Signature of person authorized       12/28/2005
                  to sign on behalf of the Sub-Advisor)       (Date)


                                Darrell N. Braman
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal INvestors Fund, Inc. -- Partners LargeCap Blend Fund
                                  Name of Fund
                              William J. Stromberg
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         T. Rowe Price Associates, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                  $336,739,358
                                                                                              (excludes PIF
                                                                                               Partners LargeCap
                                                                                               Blend Fund)
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            5                  $1,824,399,777
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            17                 $3,137,747,553
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                         $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                         $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                         $0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.






/s/Darrell N. Braman                                   12/28/2005
----------------------------------------               ----------
(Signature of person authorized to sign                 (Date)
on behalf of the Sub-Advisor)


                               Darrell N. Braman
                        (Printed Name of person signing)


                                 Vice President
                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        PIF Partners Mid Cap Growth Fund
                              Name of Fund/Account
                           Turner Mid Cap Growth Team
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                        Turner Investment Partners, Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Turner uses a team approach to manage each Fund. The Turner Mid Cap Growth Team is comprised of Christopher McHugh (lead manager), William C. McVail and Robert
E. Turner (co-managers). Each portfolio manager has decision-making authority with respect to the daily buy and sell decisions of the Fund's portfolio, with the lead portfolio manager as the final authority.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:


Christopher McHugh (lead manager)

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            14                    $2.2 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            31                    $352 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            54                    $3.4 billion
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                 NUMBER OF TOTAL
                                 ACCOUNTS ASSETS

        >>       registered investment companies: ..         0                $0.00
                                                      ----------------    --------------
                                                      ----------------    --------------
        >>       other pooled investment vehicles:..         2             $17 million
                                                      ----------------    --------------
                                                      ----------------    --------------
        >>       other accounts:....................         0                $0.00
                                                      ----------------    --------------




William C. McVail (co-manager)

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            13                    $2.7 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            25                    $269 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            58                    $3.6 billion
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                         $0.00
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                      $17 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                         $0.00
                                                                 -----------------------    ------------------------


Robert E. Turner (co-manager)

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            22                    $3.8 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            26                    $538 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            95                    $7.4 billion
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                         $0.00
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                         $0.00
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                      $11 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, related to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

     The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Christopher McHugh (lead manager) - NONE
William C. McVail (co-manager) - NONE
Robert E. Turner (co-manager) - NONE


/s/Calvin Fisher                                  December 30, 2005
---------------------------------                 -----------------
(Signature of person authorized to
sign on behalf of the Sub-Advisor)                       (Date)


                                        Calvin Fisher
                           (Printed Name of person signing)


                      Manager, Mutual Funds Administration
                            (Title of person signing)
                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Investors Fund, Inc. Partners SmallCap Growth Fund II
                                  Name of Fund
                            Paul Graham, David Wabnik
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                           UBS Global Asset Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            6                    $839.3 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            6                    $663.93 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            35                    $80.8 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                     $55.5 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a Fund and other accounts by a portfolio manager could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation received by portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation based on their personal performance. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into four categories:

o Competitive salary, benchmarked to maintain competitive compensation opportunities. o Annual bonus, tied to individual contributions and investment performance. o UBS equity awards, promoting company-wide success and employee retention. o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. A portion of each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     The Portfolio Managers do not own shares of the sub-advised funds .






                       /s/Nicholas Griparich
                -----------------------------------------------
                               December 29, 2005
                         (Signature of person authorized
                  to sign on behalf of the Sub-Advisor) (Date)


                               Nicholas Griparich
                        (Printed Name of person signing)


                               Associate Director
                            (Title of person signing)

                                   Page 3 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc. Partners LargeCap Value Fund I
                                  Name of Fund
                John Leonard, Tom Cole, Tom Digenan, Scott Hazen
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                           UBS Global Asset Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            14                   $1.823 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            60                   $12.430 billion
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            23                   $1.344 billion
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............           NONE
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a Fund and other accounts by a portfolio manager could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation received by portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation based on their personal performance. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into four categories:

o Competitive salary, benchmarked to maintain competitive compensation opportunities. o Annual bonus, tied to individual contributions and investment performance. o UBS equity awards, promoting company-wide success and employee retention. o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. A portion of each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

     PARTNERSHIP INCENTIVE PROGRAM (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for UBS Global Asset Management's senior staff.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     The Portfolio Managers do not own shares of the sub-advised funds .




  /s/Nicholas Griparich
------------------------------------
December 29, 2005
         (Signature of person authorized
to sign on behalf of the Sub-Advisor)                          (Date)


                               Nicholas Griparich
                        (Printed Name of person signing)


                               Associate Director
                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Partners Small Cap Value II
                                  Name of Fund
                                  Mark J. Roach
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

           Vaughan Nelson Investment Management, L.P. (Vaughan Nelson)
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Mark J. Roach is a portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 2002. Before joining Vaughan Nelson, he was a security analyst with USAA Investment Management Company from 2001 to 2002 and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach has 14 years of investment management experience. He has a BA from Baldwin Wallace College and an MBA from the University of Chicago. Mr. Roach has been a member of the Small Cap Value Team for over 3 years. Mr. Roach interacts with the other members of the team on a daily basis to discuss and formulate investment decisions and also, to a lesser extent, shares responsibility for the research and analysis of companies in which to invest.

Please provide the following information as of October 31, 2005.

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             12                      299,242,395
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............              8                      110,617,490
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................             97                    1,324,221,080
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the Partners Small Cap Value II Fund may be presented with the following potential conflicts:

1) a conflict between the investment strategy of the Partners Small Cap Value II Fund and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more than one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Partners Small Cap Value II Fund; and

3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Partners Small Cap Value II Fund and other managed accounts for which advisory fees are based upon the performance of the account

Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm's retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm's operating profit, as defined. Each portfolio management professional's participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm's retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees are allocated stock options at the discretion of the Compensation Committee as part of a long-term incentive package.

There is no distinction of compensation amongst the Portfolio and any other accounts managed.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

---------------------------------- --------------------------------
Portfolio Manager (s)                  Ownership of Fund Securities
---------------------------------- --------------------------------
---------------------------------- --------------------------------
Chris Wallis                                              NONE
Mark Roach                                                NONE
Scott Weber                                               NONE

----------------------------------- --------------------------------












       /s/Richard B. Faig                               1/18/06
----------------------------------            ------------------
 (Signature of person authorized
to sign on behalf of the Sub-Advisor)                     (Date)


                                 Richard B. Faig
                    ----------------------------------------
                        (Printed Name of person signing)


                            Chief Compliance Officer
                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Partners Small Cap Value II
                                  Name of Fund
                                 Chris D. Wallis
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

           Vaughan Nelson Investment Management, L.P. (Vaughan Nelson)
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Chris D. Wallis, CFA, is a senior portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 1999. He has 14 years of investment / financial analysis and accounting experience. Mr. Wallis has a BBA from Baylor University and an MBA from Harvard Business School. Mr. Wallis is the lead portfolio manager and has ultimate decision-making authority for the Small Cap Value strategy. He has been lead manager for over 5 years. Mr. Wallis interacts with the other members of the team on a daily basis to discuss and formulate investment decisions and also shares responsibility for the research and analysis of companies in which to invest.

Please provide the following information as of October 31, 2005.

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............          10                          251,368,491
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............           2                            22,561,062
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................          42                           712,958,376
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the Partners Small Cap Value II Fund may be presented with the following potential conflicts:

1) a conflict between the investment strategy of the Partners Small Cap Value II Fund and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more than one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Partners Small Cap Value II Fund; and

3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Partners Small Cap Value II Fund and other managed accounts for which advisory fees are based upon the performance of the account

Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm's retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm's operating profit, as defined. Each portfolio management professional's participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm's retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees are allocated stock options at the discretion of the Compensation Committee as part of a long-term incentive package.

There is no distinction of compensation amongst the Portfolio and any other accounts managed.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

----------------------------------
Portfolio Manager (s)                            Ownership of Fund Securities
---------------------                           --------------------------------
--------------------                            --------------------------------
Chris Wallis                                              NONE
Mark Roach                                                NONE
Scott Weber                                               NONE

-------------------                             --------------------------------












       /s/Richard B. Faig                                    1/18/06
--------------------------------------            ------------------
         (Signature of person authorized
to sign on behalf of the Sub-Advisor)                          (Date)


                                 Richard B. Faig
                        -------------------------------
                        (Printed Name of person signing)


                            Chief Compliance Officer
                            (Title of person signing)

                                   Page 1 of 3
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Partners Small Cap Value II
                                  Name of Fund
                                 Scott J. Weber
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

           Vaughan Nelson Investment Management, L.P. (Vaughan Nelson)
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Scott J. Webber, CFA, is a portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 2003. Before joining Vaughan Nelson, he was a vice president from 2000 to 2003 of RBC Capital Markets and an associate at Deutsche Bank Alex Brown from 1997 to 2000. Mr. Weber has 9 years of investment management experience and financial analysis experience. He has a BS from the University of the South and an MBA from Tulane University. Mr. Weber has been a member of the Small Cap Value Team since 2004. Mr. Weber interacts with other members of the team on a daily basis to discuss and formulate investment decisions and also shares for the research and analysis of companies in which to invest.

Please provide the following information as of October 31, 2005.

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............             10                     251,368,491
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............             2                       22,531,062
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................             42                     712,958,376
                                                                 -----------------------    ------------------------


         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the Partners Small Cap Value II Fund may be presented with the following potential conflicts:

1) a conflict between the investment strategy of the Partners Small Cap Value II Fund and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more than one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Partners Small Cap Value II Fund; and

3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Partners Small Cap Value II Fund and other managed accounts for which advisory fees are based upon the performance of the account

Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm's retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm's operating profit, as defined. Each portfolio management professional's participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm's retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees are allocated stock options at the discretion of the Compensation Committee as part of a long-term incentive package.

There is no distinction of compensation amongst the Portfolio and any other accounts managed.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

-------------------------------------------------
Portfolio Manager (s)       Ownership of Fund Securities
--------------------------- --------------------------------
--------------------------- --------------------------------
Chris Wallis                NONE
Mark Roach                  NONE
Scott Weber                 NONE

--------------------------- --------------------------------












  /s/Richard B. Faig                                             1/18/06
--------------------------------------------           ------------------
(Signature of person authorized to sign                          (Date)
on behalf of the Sub-Advisor)


                                Richard B. Faig
                                ----------------
                        (Printed Name of person signing)


                            Chief Compliance Officer
                            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                      PIF Principal Large Cap Blend Fund I
                              Name of Fund/Account
    Matthew E. Megargel, Maya K. Bittar, Jeffrey L. Kripke, Michael D. Rodier
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                       Wellington Management Company, LLP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2005 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     Maya K. Bittar

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            15                       3,246.2
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            14                       1,150.2
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            37                       3,875.6
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            6                         668.4
                                                                 -----------------------    ------------------------


     Jeffrey L. Kripke

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                       ACCOUNTS              ASSETS (in millions)

        >>       registered investment companies: .............            13                       3,178.8
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            13                       1,148.5
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            38                       3,584.9
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            5                         518.0
                                                                 -----------------------    ------------------------



     Matthew E. Megargel

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:


                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            15                       3,993.1
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            13                       1,191.4
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            35                       3,916.0
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            6                         709.1
                                                                 -----------------------    ------------------------



     Michael D. Rodier

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            4                         435.1
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            10                       1,000.6
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            74                       3,665.9
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS             ASSETS (in millions)

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                         374.7
                                                                 -----------------------    ------------------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     Individual investment professionals manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The Fund's portfolio managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund ("Investment Professionals") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each portfolio based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given portfolio may be significantly higher or lower than those associated with other accounts managed by the Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

     Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of the Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.



2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in a Management Agreement between Wellington Management and Principal Management Corporation with respect to the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund.

     Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of its Investment Professionals includes a base salary and incentive components. The base salary for Mr. Megargel, a partner of Wellington Management, is determined by the Managing Partners of the firm. Mr. Megargel's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by their experience and performance in their respective roles. The Investment Professionals' base salaries are reviewed annually and may be adjusted based on the recommendation of their business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the company. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund and generally each other portfolio managed by such Investment Professional. Each Investment Professional's incentive payment relating to the Fund is linked to the gross pre-tax performance of the Fund compared to the S&P 500 Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by these Investment Professionals, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None for all PMs.



/s/Robert J. Toner                                     February 15, 2006
-------------------------------------                  -----------------
(Signature of person authorized to                         Date
 sign on behalf of the Sub-Advisor)


                                  /s/Robert J. Toner
                                  -------------------
                                    Robert J. Toner



                              Vice President and Counsel

PART C. OTHER INFORMATION

Item 23. Exhibits.

 (a)   (1)      a.   Articles of Amendment and Restatement (filed 4/12/96)
                b.   Articles of Amendment and Restatement (filed 9/22/00)
                c.   Articles of Amendment and Restatement dated 6/14/02 (filed 12/30/02)
                d.   Articles of Amendment dated 5/23/05 (filed 9/8/05)
                e.   Articles of Amendment dated 9/30/05 (filed 11/22/05)

       (2)           Articles of Amendment (filed 9/12/97)

       (3)      a.   Certificate of Correction dated 9/14/00 (filed 9/22/00)
                b.   Certificate of Correction dated 12/13/00 (filed 10/12/01)

       (4)      a.   Articles Supplementary dated 12/11/00 (filed 10/12/01)
                b.   Articles Supplementary dated 3/12/01 (filed 10/12/01)
                c.   Articles Supplementary dated 4/16/02 (filed 12/30/02)
                d.   Articles Supplementary dated 9/25/02 (filed 12/30/02)
                e.   Articles Supplementary dated 2/5/03 (filed 02/26/03)
                f.   Articles Supplementary dated 4/30/03 (filed 9/11/03)
                g.   Articles Supplementary dated 6/10/03 (filed 9/11/03)
                h.   Articles Supplementary dated 9/9/03 (filed 9/11/03)
                i.   Articles Supplementary dated 11/6/03 (filed 12/15/03)
                j.   Articles Supplementary dated 1/29/04 (filed 2/26/04)
                k.   Articles Supplementary dated 3/8/04  (filed 7/27/04)
                l.   Articles Supplementary dated 6/14/04 (filed 9/27/04)
                m.   Articles Supplementary dated 9/13/04 (filed 12/13/04)
                n.   Articles Supplementary dated 10/1/04 (filed 12/13/04)
                o.   Articles Supplementary dated 12/13/04 (filed 2/28/05)
                p.   Articles Supplementary dated 2/4/05 (filed 5/16/05)
                q.   Articles Supplementary dated 2/24/05 (filed 5/16/05)
                r.   Articles Supplementary dated 5/6/05  (filed 9/8/05)
                s.   Articles Supplementary dated 12/20/05 *

 (b)                 By-laws (filed 12/29/05)

 (c)                 N/A

 (d)   (1)      a.   Management Agreement (filed 9/12/97)
                b.   1st Amendment to the Management Agreement (filed 9/22/00)
                c.   Management Agreement (filed 12/5/00)
                d.   Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)
                e.   Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
                f.   Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
                g.   Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
                h.   Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
                i.   Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
                j.   Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
                k.   Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
                l.   Amendment to Management Agreement dated 12/13/04  (filed 2/28/05)
                m.   Amendment to Management Agreement dated 1/1/05  (filed 2/28/05)
                n.   Amendment to Management Agreement dated 9/30/05  (filed 11/22/05)

       (2)      a.   Invista Sub-Advisory Agreement (filed 9/12/97)
                b.   1st Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)
                c.   2nd Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)

       (3)      a.   American Century Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/27/04)
                d.   Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)

       (4)      a.   Bernstein Sub-Advisory Agreement (filed 12/5/00)
                b.   Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
                c.   Amendmed & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

       (5)      a.   BT Sub-Advisory Agreement (filed 9/22/00)

       (6)      a.   Federated Sub-Advisory Agreement (filed 12/5/00)
                b.   Federated Amended & Restated Sub-Advisory Agreement dated 10/31/03 (filed 12/15/03)

       (7)      a.   Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Neuberger Berman (filed 9/11/03)
                c.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)
                d.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04  (filed 2/28/05)

       (8)      a.   Morgan Stanley Sub-Advisory Agreement-PLCGI (filed 12/5/00)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03  (filed 7/27/04)
                c.   Amended & Restated Sub-Advisory Agreement with MSAM dated 6/30/04  (filed 2/28/05)

       (9)      a.   Principal Capital Income Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                d.   3rd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)

       (10)     a.   Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                d.   Amended & Restated Sub-Adv Agreement with PCREI (filed 9/11/03)
                e.   Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 (filed 12/29/05)
                f.   Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 *

       (11)     a.   Turner Sub-Advisory Agreement (filed 12/5/00)

       (12)     a.   PCII Cash Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amendment to PCII Cash Management Sub-Advisory Agreement (filed 12/30/02)
                c.   Amended & Restated Cash Management Sub-Advisory Agreement dated 10/23/03 (filed 12/15/03)

       (13)     a.   Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amended & Restated Sub-Adv Agreement with Ark (filed 9/11/03)

       (14)     a.   Morgan Stanley Sub-Advisory Agreement - PMCB (filed 2/27/01)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03 (filed 7/27/04)

       (15)     a.   Spectrum Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with Spectrum (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 (filed 12/29/05)

       (16)     a.   UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with UBS (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 filed 6/1/04)

       (17)     a.   Dreyfus Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended Dreyfus Sub-Advisory Agreement dated 11/25/03 (filed 12/15/03)
                c.   Amended Dreyfus Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (18)     a.   JP Morgan Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with JP Morgan (filed 9/11/03)

       (19)     a.   Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
                c.   Amended & Restated Sub-Adv Agreement with PGI (filed 9/11/03)
                d.   Amended & Restated Sub-Adv Agreement with PGI (filed 6/1/04)
                e.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 (filed 9/27/04)
                f.   Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 (filed 12/13/04)
                g.   Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 (filed 9/8/05)
                h.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 (filed 9/8/05)
                i.   Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 (filed 12/29/05)
                j.   Sub-Sub-Advisory Agreement with Post dtd  7/1/2005 (filed 12/29/05)
                k.   Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 *

       (20)     a.   Putnam Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Putnam (filed 9/11/03)

       (21)     a.   Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Goldman Sachs (filed 9/11/03)
                c.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
                d.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (22)     a.   Wellington Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Wellington (filed 9/11/03)

       (23)     a.   Fidelity Sub-Advisory Agreement (filed 2/26/04)
                b.   Fidelity Sub-Sub-Advisory Agreement dated 12/29/04  (filed 11/22/05)
                c.   Amended & Restated Fidelity Sub-Advisory Agreement dated 12/29/04  (filed 2/28/05)

       (24)     a.   T. Rowe Price Sub-Advisory Agreement dated 3/8/04 (filed 6/1/04)
                b.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 (filed 9/27/04)
                c.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 (filed 12/29/05)

       (25)     a.   Grantham, Mayo, Van Otterloo Sub-Advisory Agreement (filed 6/1/04)

       (26)     a.   Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)

       (27)     a.   Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

       (28)     a.   Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

       (29)     a.   Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
                b.   Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)

       (30)     a.   Post Advisory Group Sub-Advisory Agreement dtd 12/29/04  (filed 2/28/05)
                b.   Amended & Restated Sub-Adv Agreement with Post dated 9/12/05 (filed 12/29/05)

       (31)     a.   Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04  (filed 2/28/05)
                b.   Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)

       (32)     a.   Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)

       (33)     a.   Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 (filed 9/8/05)

       (34)     a.   Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 (filed 11/22/05)

       (35)     a.   Nuveen Sub-Advisory Agreement dtd 3/1/06  *

       (36)     a.   Bank of New York Sub-Advisory Agreement dated 3/1/06  *


(e)   (1)      a.   Distribution Agreement (filed 4/12/96)
                b.   1st Amendment to the Distribution Agreement (filed 9/22/00)
                c.   Distribution Agreement (filed 9/22/00)
                d.   Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                e.   Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                f.   Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)
                g.   Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
                h.   Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
                i.   Amended and Restated Distribution Agreement (filed 12/30/02)
                j.   Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
                k.   Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
                l.   Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
                m.   Amendment to Distribution Agreement dtd 03/02 (filed 02/26/03)
                n.   Amendment to Distribution Agreement dtd 12/02 (filed 02/26/03)
                o.   Amended & Restated Distribution Agreement dtd 10/22/03 (filed 12/15/03)
                p.   Amended & Restated Distribution Agreement dtd 6/14/04 (filed 9/27/04)
                q.   Amended & Restated Distribution Agreement dtd 2/24/05 (filed 9/8/05)

       (2)      a.   Selling Agreement--Advantage Classes (filed 9/11/03)
                b.   Selling Agreement--J Shares (filed 9/11/03)
                c.   Selling Agreement--Class A and Class B Shares (filed 9/8/05)

 (f)                 N/A

 (g)   (1)      a.   Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
                b.   Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
                c.   Domestic and Global Custodian Agreement with Bank of New York  (filed 11/22/05)

       (2)      a.   Global Portfolio Custodian Agreement with Chase Manhattan Bank (filed 4/12/96)
                b.   Global Funds Custodian Agreement with Chase Manhattan Bank (filed 12/5/00)

 (h)   (1)      a.   Transfer Agency Agreement for Class I shares (filed 9/22/00)
                b.   Amended & Restated Transfer Agency Agreement for Class I Shares (filed 12/30/02)
                c.   Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                d.   1st Amendment to Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                e.   Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03  (filed 2/28/05)
                f.   Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B
                        Shares dtd 12/13/04  (filed 2/28/05)

       (2)      a.   Shareholder Services Agreement (filed 12/15/00)
                b.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Shareholder Services Agreement dtd 9/13/04  (filed 2/28/05)
                e.   Amended & Restated Shareholder Services Agreement dtd 12/13/04 (filed 2/28/05)
                f.   Amended & Restated Shareholder Services Agreement dtd 9/30/05  (filed 12/29/05)

       (3)      a.   Investment Service Agreement (filed 9/12/97)
                b.   1st Amendment to the Investment Service Agreement (filed 9/22/00)
                c.   Investment Service Agreement (filed 12/30/02)

       (4)           Accounting Services Agreement (filed 9/22/00)

       (5)      a.   Administrative Services Agreement (filed 9/22/00)
                b.   Amended Administrative Services Agreement (filed 12/30/02)
                c.   Amended Administrative Services Agreement dtd 6/14/04 (filed 9/27/04)

       (6)      a.   Service Agreement (filed 9/22/00)
                b.   Amended & Restated Service Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Service Agreement dtd 9/30/05 (filed 11/22/05)

       (7)      a.   Service Sub-Agreement (filed 9/22/00)
                b.   Amended & Restated Service Sub-Agreement dtd 1/13/04  (filed 2/28/05)
                c.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                e.   Amended & Restated Service Sub-Agreement dtd 9/13/04  (filed 2/28/05)
                f.   Amended & Restated Service Sub-Agreement dtd 12/13/04 (filed 2/28/05)
                g.   Amended & Restated Service Sub-Agreement dtd 9/30/05  (filed 11/22/05)

       (8)           Plan of Acquisition European Fund (filed 12/30/02)
       (9)           Plan of Acquisition Pacific Basin Fund (filed 12/30/02)
      (10)           Plan of Acquisition Technology Fund (filed 12/30/02)
      (11)           Plan of Acquisition Balanced Fund (filed 9/11/03)
      (12)           Plan of Acquisition International SmallCap Fund (filed 9/11/03)
      (13)           Plan of Acquisition Partners MidCap Blend (filed 9/11/03)
      (14)           Plan of Acquisition High Quality Long-Term Bond (filed 9/8/05)

 (i)                 Legal Opinion (filed 4/12/96)

 (j)                 Consents of Auditors *

 (k)                 Financial Statements included in this Registration Statement:
       (1)           Part A:
                          Financial Highlights for the period ended October 31, 2001 and each of the three years in the period ended
                          October 31, 2005.**

       (2)           Part B: None

 (l)   (1)           Initial Capital Agreement-ISP & MBS (filed 4/12/96)

       (2)           Initial Capital Agreement-IEP (filed 9/22/00)

       (3)           Initial Capital Agreement-ICP (filed 9/22/00)

       (4-38)        Initial Capital Agreement (filed 9/22/00)

       (39)          Initial Capital Agreement dtd 12/30/02 (filed 12/30/02)

       (40-41)       Initial Capital Agreement dtd 12/29/03 & 12/30/03 (filed 2/26/04)

       (42)          Initial Capital Agreement dtd 6/1/04 (filed 7/27/04)

       (43)          Initial Capital Agreement dtd 11/1/04 (filed 12/13/04)

       (44)          Initial Capital Agreement dtd 12/29/04  (filed 2/28/05)

       (45)          Initial Capital Agreement dtd 3/1/05 (filed 5/16/05)

       (46)          Initial Capital Agreement dtd 6/28/05 (filed 11/22/05)

 (m)                 Rule 12b-1 Plan
       (1)           Advisors Preferred Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04 (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05

       (2)           Advisors Select Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

       (3)           Select Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

       (4)           Class J Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                c.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                d.   Amended & Restated dtd 9/30/05 (filed 11/22/05)

       (5)           Advisors Signature Plan (filed 12/13/04)
                a.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                b.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                c.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

       (6)           Class A Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

       (7)           Class B Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

 (n)                 Rule 18f-3 Plan  (filed 2/28/05)

 (p)                 Code of Ethics
       (1)           BT Funds Management (filed 9/22/00)

       (2)           Invista Capital Management (filed 9/22/00)

       (3)           Principal Capital Income Investors (filed 9/22/00)

       (4)           Principal Real Estate Investors  (filed 2/28/05)

       (5)           Turner Investment Partners  (filed 2/28/05)

       (6)           Morgan Stanley Asset Management  (filed 2/28/05)

       (7)           Neuberger Berman Management (filed 9/8/05)

       (8)           Bernstein Investment Research (filed 9/22/00)

       (9)           American Century Investment Management  (filed 2/28/05)

       (10)          Federated Investment Management (filed 9/11/03)

       (11)          Ark Asset Management  (filed 2/28/05)

       (12)          Spectrum Code of Ethics  (filed 12/29/05)

       (13)          Putnam Code of Ethics  (filed 12/15/03)

       (14)          UBS Code of Ethics  (filed 2/28/05)

       (15)          Mellon (fka Dreyfus) Code of Ethics (filed 9/8/05)

       (16)          JP Morgan Code of Ethics  (filed 2/28/05)

       (17)          Goldman Sachs Code of Ethics  (filed 9/8/05)

       (18)          Wellington Code of Ethics  (filed 2/28/05)

       (19)          Fidelity Code of Ethics (filed 9/8/05)

       (20)          Alliance Capital Management LP Code of Ethics  (filed 2/28/05)

       (21)          Sr. & Executive Officers Code of Ethics (Sarbanes) (filed 9/11/03)

       (22)          Principal Global Investors Code of Ethics  (filed 2/28/05)

       (23)          Principal Management Corporation Code of Ethics  (filed 9/8/05)

       (24)          T. Rowe Price Code of Ethics  (filed 9/8/05)

       (25)          Grantham, Mayo, Van Otterloo Code of Ethics  (filed 9/8/05)

       (26)          Mazama Capital Management Code of Ethics (filed 3/16/04)

       (27)          Dimensional Fund Advisors Code of Ethics  (filed 12/29/05)

       (28)          Emerald Advisers Inc. Code of Ethics  (filed 2/28/05)

       (29)          Los Angeles Capital Management and Equity Research, Inc. Code of Ethics (filed 11/22/05)

       (30)          Post Advisory Group Code of Ethics (filed 9/8/05)

       (31)          Columbus Circle Investors  (filed 2/28/05)

       (32)          Barrow Hanley Code of Ethics (filed 9/8/05)

       (33)          Nuveen Code of Ethics (filed 12/29/05)

       (34)          Bank of New York Code of Ethics **

 *    Filed herein.
 **   To be filed by amendment.
 *** Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.11% of shares outstanding of the Bond & Mortgage Securitites Fund,
               0.01% of shares outstanding of the Disciplined LargeCap Blend
               Fund,
               6.51% of shares outstanding of the Diversified International
               Fund,
               0.00% of shares outstanding of the Equity Income Fund,
               0.00% of shares outstanding of the Government & High Quality
               Bond Fund,
               0.02%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.00% of shares outstanding of the High Yield Fund, 0.07% of shares outstanding of the Inflation Protection Fund, 0.01% of shares outstanding of the International Emerging Markets Fund,
               0.00% of shares outstanding of the International Growth Fund, 9.20% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 11.86% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.21% of shares outstanding of the MidCap Growth Fund, 0.01% of shares outstanding of the MidCap S&P 400 Index Fund, 0.01% of shares outstanding of the MidCap Value Fund, 4.90% of shares outstanding of the Money Market Fund, 63.79% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.01% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               0.09% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.01% of shares outstanding of the Partners LargeCap Value
               Fund I,
               0.02% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.01% of shares outstanding of the Partners MidCap Growth Fund, 0.01% of shares outstanding of the Partners MidCap Growth Fund I, 0.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.00% of shares outstanding of the Partners MidCap Value Fund, 0.00% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.09% of shares outstanding of the Partners SmallCap Blend Fund, 0.01% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.02% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.03% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.17% of shares outstanding of the Partners SmallCap Value Fund I,
               0.01% of shares outstanding of the Partners SmallCap Value Fund
               II,
               0.01% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.00% of shares outstanding of the Principal LifeTime 2030 Fund, 0.00% of shares outstanding of the Principal LifeTime 2040 Fund, 0.01% of shares outstanding of the Principal LifeTime 2050 Fund, 0.00% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 1.77% of shares outstanding of the Short Term Bond Fund, 11.28% of shares outstanding of the SmallCap Blend Fund, 0.09% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.10% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund, 0.01% of shares outstanding of the Ultra Short Bond Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 8, 2006.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 8, 2006: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income, Equity Value, Government & High Quality Bond, Growth, Diversified International , International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap
               Value, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, Short-Term Bond, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

  *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

  *David J. Brown               Same              See Part B
   Senior Vice President

  *Jill R. Brown                Same              See Part B
   Vice President and
   Chief Financial Officer

  *Ralph C. Eucher              Same              See Part B
   President, Chief
   Executive Officer
   and Director

   Michael P. Finnegan          Same              Second Vice President -
   Senior Vice President -                        Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

  *Ernest H. Gillum             Same              See Part B
   Vice President and Chief
   Compliance Officer

   Robyn Hinders                Same              Director - Mutual Fund
   Director - Mutual Fund                         Operations
   Operations                                     Princor Financial Services
                                                  Corporation

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life Insurance
                                                  Company

   Jane E. Karli                Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

   Patrick A. Kirchner          Same              Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

   Douglas A. Loeffler          Same              Director - Portfolio
   Director - Portfolio                           Management
   Management                                     Principal Life Insurance
                                                  Company

   Thomas J. Loftus             Same              Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

   Deanna L. Mankle             Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

  *David W. Miles               Same              See Part B
   Sr. Vice President

   Sarah J. Pitts               Same              Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

  *Layne A. Rasmussen           Same              See Part B
   Vice President and
   Controller - Mutual Funds

  *Michael D. Roughton          Same              See Part B
   Vice President and
   Counsel

   James F. Sager               Same              Vice President
   Vice President                                 Princor Financial Services
                                                  Corporation

  *Jean B. Schustek             Same              See Part B
   Vice President -
   Registered Products

   Mark A. Stark                Same              Assistant Director -
   Assistant Director -                           Pension Investment Services
   Pension Investment Services                    Principal Life Insurance
                                                  Company

   Randy L. Welch               Same              Vice President -
   Vice President -                               Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

   Dan L. Westholm              Same              Director - Treasury
   Director - Treasury

  *Larry D. Zimpleman           Same              See Part B
   Chairman of the Board &
   Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Equity Income Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc.,
Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Equity Income Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Director and President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director, Chief Executive Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael P. Finnegan              Senior Vice President -
     The Principal                    Investment Services
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robyn Hinders                    Director - Mutual Fund Operations
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Thomas J. Loftus                 Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     David W. Miles                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington              Assistant Director -
     The Principal                    Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Vice President -
     The Principal                    Broker Dealer Operations
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Vice President and Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager                   Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek                 Vice President -
     The Principal                    Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg                  Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff                   Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Chief Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger                 Assistant Director - Compliance
     The Principal
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 28th day of February, 2006.


                                       Principal Investors Fund, Inc.
                                                  (Registrant)


                                       By   /s/ R. C. Eucher
                                          ______________________________________
                                           R. C. Eucher
                                           Director, President and
                                           Chief Executive Officer


Attest:


/s/ J. B. Schustek
______________________________________
J. B. Schustek
Assistant Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      Director, President and    February 28, 2006
R. C. Eucher                       Chief Executive Officer    __________________
                                   (Principal Executive
                                   Officer)

   (L. D. Zimpleman)*
_____________________________      Director and               February 28, 2006
L. D. Zimpleman                    Chairman of the Board      __________________


/s/ J. R. Brown
_____________________________      Vice President and         February 28, 2006
J. R. Brown                        Chief Financial Officer    __________________
                                   (Principal Accounting
                                   Officer)

   (J. E. Aschenbrenner)*
_____________________________      Director                   February 28, 2006
J. E. Aschenbrenner                                           __________________


   (E. Ballantine)*
_____________________________      Director                   February 28, 2006
E. Ballantine                                                 __________________


   (J. D. Davis)*
_____________________________      Director                   February 28, 2006
J. D. Davis                                                   __________________



   (R. W. Gilbert)*
_____________________________      Director                   February 28, 2006
R. W. Gilbert                                                 __________________


   (M. A. Grimmett)*
_____________________________      Director                   February 28, 2006
M. A. Grimmett                                                __________________

   (F. S. Hirsch)*
_____________________________      Director                   February 28, 2006
F. S. Hirsch                                                  __________________

   (W. C. Kimball)*
_____________________________      Director                   February 28, 2006
W. C. Kimball                                                 __________________


   (B. A. Lukavsky)*
_____________________________      Director                   February 28, 2006
B. A. Lukavsky                                                __________________


                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included